                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21261

                                 Rydex ETF Trust
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                                 Richard Goldman
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                    Date of fiscal year end: October 31, 2009

                   Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                OCTOBER 31, 2009

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                RYDEX | SGI S&P EQUAL WEIGHT ETF
                                                  RYDEX | SGI RUSSELL TOP 50 ETF

                                                                     RYDEX | SGI
                                                   SECURITY GLOBAL INVESTORS(SM)

                                                              [RYDEXSHARES LOGO]

                                                            ANNUAL REPORT      1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------



LETTER TO OUR SHAREHOLDERS...............................................    2

FEES AND EXPENSES........................................................    4

MANAGER'S ANALYSIS.......................................................    5

PREMIUM AND DISCOUNT INFORMATION.........................................    7

PORTFOLIO SUMMARY........................................................    8

SCHEDULES OF INVESTMENTS.................................................   10

STATEMENTS OF ASSETS AND LIABILITIES.....................................   18

STATEMENTS OF OPERATIONS.................................................   19

STATEMENTS OF CHANGES IN NET ASSETS......................................   20

FINANCIAL HIGHLIGHTS.....................................................   21

NOTES TO FINANCIAL STATEMENTS............................................   23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................   28

SUPPLEMENTAL INFORMATION.................................................   29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................   32

2



LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

A year after the height of the financial crisis, the equity and credit markets are returning to more normal functioning. Federal Reserve Chairman Ben Bernanke's September 15, 2009, comment that "the recession is very likely over" seems to confirm the encouraging signs of the past six months. Overall, economic data suggest that the economy is emerging from the financial crisis and severe recession.

CONTINUING FALLOUT FROM 2008
Seven months ago, the stock market began to climb back up from its lowest level in 12 years (reached March 9, 2009). For many, the spring surge gave hope for an end to the bear market that ravaged investors' portfolios, but the deepest downturn since the Great Depression would still leave its mark on the second and third quarters. As investors looked forward to putting 2008 far behind them, General Motors (GM) filed for bankruptcy on June 2, 2009, despite the injection of more than $19.4 billion in federal help and, for the first time since 1925, GM was no longer part of the Dow Jones Industrial Average. Second-quarter gross domestic product (GDP) declined by a 1.0% annual rate, though it recovered somewhat from the 6.4% contraction of the first quarter. However, in the third quarter of 2009, GDP increased 3.5% -- the first increase since the second quarter of 2008. GDP growth reflected an increase in consumer spending, an improvement in housing and growth in inventory investment, exports and government spending. By the end of September, the U.S. unemployment rate climbed to 9.8% -- the highest since June 1983.

CAUTIOUS OPTIMISM FOR Q4 AND BEYOND
The second and third quarters saw unprecedented growth in the stock market, kicked off in May by a report from payroll processor ADP that fewer jobs were lost in April than economists had predicted. In May, the Treasury Department also released the results of the now infamous "bank stress tests," allowing 10 major banks to pay back $68 billion in Troubled Asset Relief Program (TARP) money received earlier in the year. In September, existing-home sales bounced back strongly with first-time buyers driving much of the activity, marking five gains in the past six months. Existing-home sales -- including single-family, townhomes, condominiums and co-ops -- jumped 9.4% to a seasonally adjusted annual rate of 5.57 million units in September from a level of 5.09 million in August and are 9.2% higher than the 5.10 million-unit pace in September 2008. Sales activity is at the highest level in more than two years, since it hit 5.73 million in July 2007.

There are other positive signs as well. The Conference Board Leading Economic Index(TM) for the U.S. increased 1.0% in September, following a 0.4% gain in August, and a 1.0% rise in July. On October 30, 2009, the Chicago Board Options Exchange Volatility Index (VIX), a measure of investor sentiment, surged 24%, its biggest one-day percentage gain in a year, closing at 30.69 -- its highest close since July. Additionally, stock market fluctuations have returned to more historically "normal" levels. Despite the impressive rally from its low point of
676.53 on March 9, the equity market -- as measured by the broad market S&P 500(R) Index -- returned 15.61%, in the third quarter of 2009. For the one-year period ending October 31, 2009, it returned 9.80%.

Are we on the road to recovery? Clearly there are signs that point to an improving economic environment. But excessive optimism is premature -- the economy still has a long way to go. It is likely that we'll continue to see volatility in the market as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward.

RYDEX/SGI ETFS
Due to transparency, convenience and low cost, ETFs continued to enjoy popularity as an investment vehicle of choice in 2008-2009, seeing a 20% increase in assets in the 12-month period ended September 30, 2009 according to the Investment Company Institute. Rydex/SGI has experienced 40% growth in assets in its ETFs over the 12-month period ending October 31, 2009. Having $5.620 billion in ETF assets under management and a lineup of 40 exchange traded products as of October 31, 2009, places Rydex/SGI as the 12th-largest player in the ETF market. With 14 leveraged and inverse ETFs, Rydex/SGI is a strong believer that investors have a solid understanding of the risks of these investments and understand the importance of monitoring their leveraged and inverse ETFs' holdings consistent with their strategies, as frequently as daily. In 2009, there was increased scrutiny and attention placed on leveraged and inverse investment products, including ETFs. While these products seek to deliver a specific multiple of their benchmark on a daily basis, some investors have a limited understanding of the effects of compounding on their long term performance. In particularly volatile markets, like the one we experienced in the past 12 to 18 months, the effects of compounding may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. For those ETFs that consistently apply leverage, the value of the ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

                                                            ANNUAL REPORT      3





--------------------------------------------------------------------------------

MOVING FORWARD
From my perspective, every bear market -- from the recession of 1929 to the tech bubble of the early 1990s -- teaches investors the same valuable lesson: the need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex/SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before.

While this integration marks the firm's evolution to a leading multidiscipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex/SGI.

Sincerely,

/s/ Michael Byrum
Michael Byrum
President & Chief Investment Officer

PERFORMANCE DISPLAYED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE IS SUBJECT TO DAILY MARKET VOLATILITY AND MAY BE BETTER OR WORSE SINCE THE END OF THE LAST QUARTER. FOR UP-TO-DATE FUND PERFORMANCE, CALL
800.820.0888 OR VISIT WWW.RYDEX-SGI.COM.

4



FEES AND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2009 and held for the six months ended October 31, 2009.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO     4/30/09    10/31/09   4/30/09 TO 10/31/09
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex/SGI S&P Equal Weight ETF.............    0.40%   $1,000.00   $1,234.10          $2.25
  Rydex/SGI Russell Top 50 ETF...............    0.20%    1,000.00    1,195.00           1.11
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex/SGI S&P Equal Weight ETF.............    0.40%    1,000.00    1,023.19           2.04
  Rydex/SGI Russell Top 50 ETF...............    0.20%    1,000.00    1,024.20           1.02



--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

                                                            ANNUAL REPORT      5



RYDEX/SGI S&P EQUAL WEIGHT ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------
Rydex/SGI S&P Equal Weight ETF (RSP) returned 22.21% for the one-year period ended October 31, 2009, compared to the benchmark S&P Equal Weight Total Return Index (23.46%). During the period, the ETF achieved over 99% correlation to its benchmark on a daily basis. Information technology (35.03%) and consumer discretionary (34.65) were the largest contributors to performance. The utilities sector had a slight negative impact on performance during the period.

The S&P Equal Weight Total Return Index handily beat the cap-weighted S&P 500(R) Total Return Index (9.80%) by over 10% during the past year. As volatility has remained historically high over the past 12 months, the fund's equal weighting methodology allowed it to purchase stocks that had underperformed and sell stocks that had outperformed between rebalanced dates. The outperformance relative to the S&P 500 Total Return Index was mainly caused by the superior performance and heavier weighting of stocks in the consumer discretionary, financials, industrials and materials sectors.

         CUMULATIVE FUND PERFORMANCE: APRIL 24, 2003 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                                               S&P 500
                             RYDEX  SGI     EQUAL WEIGHT       S&P 500
                             S&P EQUAL      TOTAL RETURN    TOTAL RETURN
                           WEIGHT ETF(A)      INDEX(C)        INDEX(B)
                           -------------    ------------    ------------
4/24/2003                      10000            10000           10000
4/30/2003                      10114            10114           10063
5/31/2003                      11091            11096           10594
6/30/2003                      11170            11179           10729
7/31/2003                      11457            11468           10918
8/31/2003                      11960            11976           11131
9/30/2003                      11754            11773           11013
10/31/2003                     12575            12605           11636
11/30/2003                     12841            12875           11738
12/31/2003                     13500            13543           12353
1/31/2004                      13821            13872           12580
2/29/2004                      14096            14151           12755
3/31/2004                      13999            14061           12563
4/30/2004                      13643            13707           12365
5/31/2004                      13893            13963           12535
6/30/2004                      14316            14394           12779
7/31/2004                      13684            13761           12356
8/31/2004                      13663            13732           12406
9/30/2004                      14019            14099           12540
10/31/2004                     14348            14437           12732
11/30/2004                     15176            15277           13247
12/31/2004                     15726            15839           13698
1/31/2005                      15254            15367           13364
2/28/2005                      15576            15693           13645
3/31/2005                      15370            15491           13404
4/30/2005                      14897            15012           13149
5/31/2005                      15567            15694           13568
6/30/2005                      15785            15921           13587
7/31/2005                      16577            16728           14092
8/31/2005                      16395            16550           13964
9/30/2005                      16529            16690           14077
10/31/2005                     16112            16272           13842
11/30/2005                     16811            16986           14366
12/31/2005                     16933            17115           14371
1/31/2006                      17620            17821           14751
2/28/2006                      17653            17856           14791
3/31/2006                      17971            18184           14975
4/30/2006                      18155            18377           15176
5/31/2006                      17628            17846           14740
6/30/2006                      17581            17807           14760
7/31/2006                      17320            17546           14851
8/31/2006                      17803            18045           15204
9/30/2006                      18255            18509           15596
10/31/2006                     18918            19192           16104
11/30/2006                     19391            19677           16410
12/31/2006                     19526            19819           16640
1/31/2007                      19979            20291           16892
2/28/2007                      19905            20221           16562
3/31/2007                      20056            20381           16747
4/30/2007                      20919            21265           17489
5/31/2007                      21600            21968           18099
6/30/2007                      21209            21578           17798
7/31/2007                      20247            20603           17246
8/31/2007                      20276            20640           17505
9/30/2007                      20781            21163           18160
10/31/2007                     21043            21437           18448
11/30/2007                     20033            20410           17677
12/31/2007                     19740            20122           17555
1/31/2008                      18872            19233           16502
2/29/2008                      18230            18586           15966
3/31/2008                      18031            18391           15897
4/30/2008                      18970            19359           16671
5/31/2008                      19460            19880           16887
6/30/2008                      17552            17936           15463
7/31/2008                      17459            17850           15333
8/31/2008                      17964            18379           15555
9/30/2008                      16077            16516           14169
10/31/2008                     12680            13037           11789
11/30/2008                     11459            11796           10943
12/31/2008                     11765            12129           11060
1/31/2009                      10834            11171           10128
2/28/2009                       9611             9911            9049
3/31/2009                      10611            10957            9842
4/30/2009                      12556            13006           10784
5/31/2009                      13347            13838           11387
6/30/2009                      13230            13711           11410
7/31/2009                      14444            14985           12273
8/31/2009                      15247            15823           12716
9/30/2009                      16053            16672           13190
10/31/2009                     15494            16096           12945




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                              SINCE INCEPTION
                                          ONE YEAR   THREE YEAR   FIVE YEAR        (04/24/03)
                                          --------   ----------   ---------   ---------------
RYDEX/SGI S&P EQUAL WEIGHT ETF..........    22.21%       -6.44%       1.55%             6.94%
S&P EQUAL WEIGHT TOTAL RETURN INDEX.....    23.46%       -5.70%       2.20%             7.57%
S&P 500 TOTAL RETURN INDEX..............     9.80%       -7.02%       0.33%             4.04%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

6


RYDEX/SGI RUSSELL TOP 50 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

Rydex/SGI Russell Top 50(R) ETF (XLG) finished the one-year period ended October 31, 2009, at 6.35% compared to the Russell Top 50(R) Total Return Index benchmark, which returned 6.52% for the same time period. During the period, Rydex/SGI Russell Top 50 ETF achieved over 99% correlation to its benchmark on a daily basis. Information technology (32.75%) was the biggest contributor to performance, and the financials sector (-18.15%) was the biggest detractor to performance.

The mega-cap Russell Top 50 Total Return Index underperformed the S&P 500(R) Total Return Index (9.80%) by just over 3% during the period. The underperformance was mainly caused by weaker performance of mega-cap consumer discretionary and financials stocks relative to similar stocks in the S&P 500. The higher relative weighting of the top performing information technology sector in the index helped limit the amount of underperformance relative to the S&P 500.

           CUMULATIVE FUND PERFORMANCE: MAY 4, 2005 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                            RYDEX  SGI      RUSSELL TOP         S&P 100
                           RUSSELL TOP        50 TOTAL       TOTAL RETURN
                            50 ETF(A)     RETURN INDEX(B)      INDEX(C)
                           -----------    ---------------    ------------
5/4/2005                      10000            10000             10000
5/31/2005                     10116            10118             10088
6/30/2005                      9963             9966              9989
7/31/2005                     10184            10189             10263
8/31/2005                     10108            10114             10142
9/30/2005                     10162            10171             10196
10/31/2005                    10036            10043             10027
11/30/2005                    10364            10375             10381
12/31/2005                    10285            10297             10312
1/31/2006                     10424            10439             10482
2/28/2006                     10457            10472             10550
3/31/2006                     10536            10555             10691
4/30/2006                     10667            10689             10856
5/31/2006                     10393            10417             10618
6/30/2006                     10409            10434             10601
7/31/2006                     10676            10706             10782
8/31/2006                     10978            11010             11061
9/30/2006                     11270            11307             11405
10/31/2006                    11659            11702             11795
11/30/2006                    11863            11909             12001
12/31/2006                    12123            12172             12216
1/31/2007                     12214            12266             12350
2/28/2007                     11758            11806             11960
3/31/2007                     11886            11937             12087
4/30/2007                     12436            12503             12673
5/31/2007                     12828            12902             13117
6/30/2007                     12600            12671             12953
7/31/2007                     12346            12415             12650
8/31/2007                     12617            12689             12902
9/30/2007                     13105            13189             13432
10/31/2007                    13287            13374             13635
11/30/2007                    12757            12841             13061
12/31/2007                    12685            12772             12964
1/31/2008                     11894            11972             12178
2/29/2008                     11339            11414             11654
3/31/2008                     11382            11457             11676
4/30/2008                     11875            11958             12212
5/31/2008                     11804            11885             12209
6/30/2008                     10788            10842             11123
7/31/2008                     10834            10893             11199
8/31/2008                     10990            11052             11360
9/30/2008                     10339            10394             10496
10/31/2008                     8913             8958              8964
11/30/2008                     8414             8456              8388
12/31/2008                     8405             8448              8386
1/31/2009                      7576             7612              7618
2/28/2009                      6849             6874              6810
3/31/2009                      7433             7466              7393
4/30/2009                      7932             7970              7970
5/31/2009                      8407             8450              8418
6/30/2009                      8462             8509              8474
7/31/2009                      9029             9083              9093
8/31/2009                      9283             9341              9404
9/30/2009                      9540             9602              9688
10/31/2009                     9479             9542              9583




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                  SINCE INCEPTION
                                          ONE YEAR   THREE YEAR         (05/4/05)
                                          --------   ----------   ---------------
RYDEX/SGI RUSSELL TOP 50 ETF............     6.35%       -6.67%            -1.18%
RUSSELL TOP 50 TOTAL RETURN INDEX.......     6.52%       -6.57%            -1.04%
S&P 100 TOTAL RETURN INDEX..............     6.91%       -6.69%            -0.94%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                            ANNUAL REPORT      7




PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2009.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                    NUMBER OF DAYS
                                                               -----------------------
                                                                RYDEX/SGI    RYDEX/SGI
                                                                S&P EQUAL      RUSSELL
   PREMIUM/DISCOUNT RANGE                                      WEIGHT ETF   TOP 50 ETF
--------------------------------------------------------------------------------------
Greater Than 3.01%                                                   0            0
Between 1.01% and 3%                                                 3            3
Between .51% and 1%                                                  7            7
Between .26% and .5%                                                26           21
Between .25% and 0%                                                699          588
Between -0.01% and -0.25%                                          673          538
Between -0.26% and -0.5%                                            25           24
Between -0.51% and -1%                                               7            7
Between -1.01% and -3%                                               2            1
Less Than -3.01%                                                     0            0
--------------------------------------------------------------------------------------
Total                                                             1442         1189



                                                                      PERCENTAGE
                                                                    OF TOTAL DAYS
                                                               -----------------------
                                                                RYDEX/SGI    RYDEX/SGI
                                                                S&P EQUAL      RUSSELL
   PREMIUM/DISCOUNT RANGE                                      WEIGHT ETF   TOP 50 ETF
--------------------------------------------------------------------------------------
Greater Than 3.01%                                                 0.00%        0.00%
Between 1.01% and 3%                                               0.21%        0.25%
Between .51% and 1%                                                0.49%        0.59%
Between .26% and .5%                                               1.80%        1.77%
Between .25% and 0%                                               48.47%       49.45%
Between -0.01% and -0.25%                                         46.67%       45.25%
Between -0.26% and -0.5%                                           1.73%        2.02%
Between -0.51% and -1%                                             0.49%        0.59%
Between -1.01% and -3%                                             0.14%        0.08%
Less Than -3.01%                                                   0.00%        0.00%
--------------------------------------------------------------------------------------
Total                                                            100.00%      100.00%

8


RYDEX/SGI S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
AMAZON.COM, INC.                                                           0.28%
PIONEER NATURAL RESOURCES CO.                                              0.25%
AKAMAI TECHNOLOGIES, INC.                                                  0.25%
LEXMARK INTERNATIONAL, INC. -- CLASS A                                     0.24%
ESTEE LAUDER COS., INC. -- CLASS A                                         0.24%
HARMAN INTERNATIONAL INDUSTRIES, INC.                                      0.24%
SAFEWAY, INC.                                                              0.24%
HARRIS CORP.                                                               0.24%
WHOLE FOODS MARKET, INC.                                                   0.24%
AFFILIATED COMPUTER SERVICES, INC. -- CLASS A                              0.24%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       15.91
Information Technology                       15.28
Financials                                   15.21
Industrials                                  11.21
Health Care                                  10.71
Consumer Staples                              8.83
Energy                                        8.33
Utilities                                     7.08
Materials                                     5.69
Telecommunication Services                    1.75




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                            ANNUAL REPORT      9



Rydex/SGI RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          7.43%
MICROSOFT CORP.                                                            4.54%
PROCTER & GAMBLE CO.                                                       3.59%
APPLE, INC.                                                                3.57%
JOHNSON & JOHNSON, INC.                                                    3.46%
INTERNATIONAL BUSINESS MACHINES CORP.                                      3.39%
JP MORGAN CHASE & CO.                                                      3.34%
CHEVRON CORP.                                                              3.26%
AT&T, INC.                                                                 3.22%
GENERAL ELECTRIC CO.                                                       3.21%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       25.71
Consumer Staples                             15.34
Energy                                       15.22
Health Care                                  14.93
Financials                                   12.53
Industrials                                   6.20
Telecommunication Services                    5.02
Consumer Discretionary                        4.26
Materials                                     0.79




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

10


RYDEX/SGI S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.4%
  Boeing Co. ...............     59,553       $2,846,633
  General Dynamics Corp. ...     48,684        3,052,487
  Goodrich Corp. ...........     56,594        3,075,884
  Honeywell International,
     Inc. ..................     77,892        2,795,544
  ITT Corp. ................     60,319        3,058,173
  L-3 Communications
     Holdings, Inc. ........     38,208        2,762,056
  Lockheed Martin Corp. ....     39,281        2,702,140
  Northrop Grumman Corp. ...     61,059        3,060,888
  Precision Castparts
     Corp. .................     30,991        2,960,570
  Raytheon Co. .............     65,294        2,956,512
  Rockwell Collins, Inc. ...     61,852        3,116,104
  United Technologies
     Corp. .................     49,930        3,068,199
                                          --------------
TOTAL AEROSPACE & DEFENSE                     35,455,190
                                          --------------
  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide,
     Inc. ..................     53,382        2,941,882
  Expeditors International
     of Washington, Inc. ...     85,779        2,763,799
  FedEx Corp. ..............     41,430        3,011,547
  United Parcel Service,
     Inc. -- Class B........     53,402        2,866,619
                                          --------------
TOTAL AIR FREIGHT & LOGISTICS                 11,583,847
                                          --------------
  AIRLINES 0.2%
  Southwest Airlines Co. ...    321,800        2,703,120
                                          --------------
TOTAL AIRLINES                                 2,703,120
                                          --------------
  AUTO COMPONENTS 0.3%
  Goodyear Tire & Rubber
     Co.(The)*..............    183,413        2,362,359
  Johnson Controls, Inc. ...    113,914        2,724,823
                                          --------------
TOTAL AUTO COMPONENTS                          5,087,182
                                          --------------
  AUTOMOBILES 0.4%
  Ford Motor Co.*...........    450,245        3,151,715
  Harley-Davidson, Inc. ....    126,356        3,148,792
                                          --------------
TOTAL AUTOMOBILES                              6,300,507
                                          --------------
  BEVERAGES 1.7%
  Brown-Forman
     Corp. -- Class B.......     63,257        3,087,574
  Coca-Cola Co.(The)........     58,580        3,122,900
  Coca-Cola Enterprises,
     Inc. ..................    149,747        2,855,675
  Constellation Brands,
     Inc. -- Class A*.......    201,489        3,187,556
  Dr Pepper Snapple Group,
     Inc.*..................    112,978        3,079,780
  Molson Coors Brewing
     Co. -- Class B.........     64,987        3,182,414
  Pepsi Bottling Group,
     Inc. ..................     85,389        3,196,964
  PepsiCo, Inc. ............     52,689        3,190,319
                                          --------------
TOTAL BEVERAGES                               24,903,182
                                          --------------
  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*..............     51,486        2,766,343
  Biogen Idec, Inc.*........     62,738        2,643,152
  Celgene Corp.*............     59,326        3,028,592
  Cephalon, Inc.*...........     53,485        2,919,211
  Genzyme Corp.*............     54,508        2,758,105
  Gilead Sciences, Inc.*....     68,249        2,903,995
                                          --------------
TOTAL BIOTECHNOLOGY                           17,019,398
                                          --------------
  BUILDING PRODUCTS 0.2%
  Masco Corp. ..............    219,301        2,576,787
                                          --------------
TOTAL BUILDING PRODUCTS                        2,576,787
                                          --------------
  CAPITAL MARKETS 2.7%
  Ameriprise Financial,
     Inc. ..................     96,725        3,353,456
  Bank of New York Mellon
     Corp. .................    104,184        2,777,545
  Charles Schwab
     Corp.(The).............    180,284        3,126,125
  E*TRADE Financial Corp.*..  1,710,572        2,497,435
  Federated Investors,
     Inc. -- Class B........    117,010        3,071,512
  Franklin Resources,
     Inc. ..................     30,461        3,187,134
  Goldman Sachs Group,
     Inc.(The)..............     17,313        2,946,153
  Invesco Ltd. .............    137,904        2,916,670
  Janus Capital Group,
     Inc. ..................    217,523        2,853,902
  Legg Mason, Inc. .........     96,758        2,816,625
  Morgan Stanley............    100,600        3,231,272
  Northern Trust Corp. .....     53,682        2,697,521
  State Street Corp. .......     57,677        2,421,280
  T. Rowe Price Group,
     Inc. ..................     67,923        3,309,888
                                          --------------
TOTAL CAPITAL MARKETS                         41,206,518
                                          --------------
  CHEMICALS 2.5%
  Air Products & Chemicals,
     Inc. ..................     39,071        3,013,546
  Airgas, Inc. .............     63,278        2,807,012
  CF Industries Holdings,
     Inc. ..................     34,746        2,892,605
  Dow Chemical Co.(The).....    118,063        2,772,119
  Du Pont (E.I.) de Nemours
     & Co. .................     92,976        2,958,496
  Eastman Chemical Co. .....     57,277        3,007,615
  Ecolab, Inc. .............     65,790        2,892,129
  FMC Corp. ................     54,315        2,775,497
  International Flavors &
     Fragrances, Inc. ......     79,871        3,042,286
  Monsanto Co. .............     39,251        2,636,882
  PPG Industries, Inc. .....     52,639        2,970,419
  Praxair, Inc. ............     38,771        3,079,968
  Sigma-Aldrich Corp. ......     58,823        3,054,679
                                          --------------
TOTAL CHEMICALS                               37,903,253
                                          --------------
  COMMERCIAL BANKS 2.6%
  BB&T Corp. ...............    108,247        2,588,186
  Comerica, Inc. ...........    103,399        2,869,322
  Fifth Third Bancorp.......    309,807        2,769,674
  First Horizon National
     Corp.*.................    226,265        2,676,715
  Huntington Bancshares,
     Inc. ..................    718,542        2,737,645
  KeyCorp...................    478,358        2,578,350
  M&T Bank Corp. ...........     47,841        3,006,807
  Marshall & Ilsley Corp. ..    385,221        2,049,376
  PNC Financial Services
     Group, Inc. ...........     69,266        3,389,878
  Regions Financial Corp. ..    516,851        2,501,559
  SunTrust Banks, Inc. .....    132,857        2,538,897
  U.S. Bancorp..............    138,708        3,220,800
  Wells Fargo & Co. ........    110,739        3,047,537
  Zions Bancorp.............    172,955        2,449,043
                                          --------------
TOTAL COMMERCIAL BANKS                        38,423,789
                                          --------------
  COMMERCIAL SERVICES & SUPPLIES 2.4%
  Avery Dennison Corp. .....     89,061        3,175,025
  Cintas Corp. .............    105,471        2,920,492
  Dun & Bradstreet Corp. ...     42,363        3,243,311
  Equifax, Inc. ............    109,483        2,997,645
  Iron Mountain, Inc.*......    111,421        2,722,015
  Monster Worldwide, Inc.*..    176,719        2,565,960
  Pitney Bowes, Inc. .......    123,227        3,019,061
  R.R. Donnelley & Sons
     Co. ...................    147,694        2,965,695
  Republic Services, Inc. ..    115,294        2,987,268
  Robert Half International,
     Inc. ..................    114,914        2,666,005
  Stericycle, Inc.*.........     65,277        3,418,556
  Waste Management, Inc. ...    102,449        3,061,176
                                          --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES          35,742,209
                                          --------------
  COMMUNICATIONS EQUIPMENT 1.5%
  Ciena Corp.*..............    197,458        2,316,182
  Cisco Systems, Inc.*......    133,696        3,054,954


See Notes to Financial Statements.

                                                           ANNUAL REPORT      11



RYDEX/SGI S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Harris Corp. .............     85,589       $3,570,773
  JDS Uniphase Corp.*.......    415,763        2,324,115
  Juniper Networks, Inc.*...    113,701        2,900,513
  Motorola, Inc. ...........    357,716        3,065,626
  QUALCOMM, Inc. ...........     70,485        2,918,784
  Tellabs, Inc.*............    456,817        2,750,038
                                          --------------
TOTAL COMMUNICATIONS EQUIPMENT                22,900,985
                                          --------------
  COMPUTERS & PERIPHERALS 2.5%
  Apple, Inc.*..............     16,980        3,200,730
  Dell, Inc.*...............    188,248        2,727,714
  EMC Corp.*................    185,266        3,051,331
  Hewlett-Packard Co. ......     67,806        3,218,073
  International Business
     Machines Corp. ........     25,793        3,110,894
  Lexmark International,
     Inc. -- Class A*.......    143,256        3,653,028
  NetApp, Inc.*.............    126,809        3,430,183
  QLogic Corp.*.............    177,615        3,115,367
  SanDisk Corp.*............    137,865        2,823,475
  Sun Microsystems, Inc.*...    344,712        2,819,744
  Teradata Corp.*...........    119,859        3,341,669
  Western Digital Corp.*....     86,962        2,928,880
                                          --------------
TOTAL COMPUTERS & PERIPHERALS                 37,421,088
                                          --------------
  CONSTRUCTION & ENGINEERING 0.5%
  Fluor Corp. ..............     55,991        2,487,120
  Jacobs Engineering Group,
     Inc.*..................     64,134        2,712,227
  Quanta Services, Inc.*....    130,213        2,760,516
                                          --------------
TOTAL CONSTRUCTION & ENGINEERING               7,959,863
                                          --------------
  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. .....     53,998        2,485,528
                                          --------------
TOTAL CONSTRUCTION MATERIALS                   2,485,528
                                          --------------
  CONSUMER FINANCE 0.8%
  American Express Co. .....     90,757        3,161,974
  Capital One Financial
     Corp. .................     84,193        3,081,464
  Discover Financial
     Services...............    196,975        2,785,227
  SLM Corp.*................    357,245        3,465,276
                                          --------------
TOTAL CONSUMER FINANCE                        12,493,941
                                          --------------
  CONTAINERS & PACKAGING 0.9%
  Ball Corp. ...............     61,432        3,030,441
  Bemis Co., Inc. ..........    114,484        2,957,122
  Owens-Illinois, Inc.*.....     83,913        2,675,146
  Pactiv Corp.*.............    118,056        2,725,913
  Sealed Air Corp. .........    151,902        2,921,075
                                          --------------
TOTAL CONTAINERS & PACKAGING                  14,309,697
                                          --------------
  DISTRIBUTORS 0.2%
  Genuine Parts Co. ........     83,960        2,937,760
                                          --------------
TOTAL DISTRIBUTORS                             2,937,760
                                          --------------
  DIVERSIFIED CONSUMER SERVICES 0.6%
  Apollo Group,
     Inc. -- Class A*.......     45,445        2,594,909
  DeVry, Inc. ..............     59,986        3,316,626
  H&R Block, Inc. ..........    178,835        3,279,834
                                          --------------
TOTAL DIVERSIFIED CONSUMER SERVICES            9,191,369
                                          --------------
  DIVERSIFIED FINANCIAL SERVICES 1.7%
  Bank of America Corp. ....    179,052        2,610,578
  Citigroup, Inc. ..........    720,091        2,945,172
  CME Group, Inc. ..........     10,436        3,158,038
  IntercontinentalExchange,
     Inc.*..................     32,117        3,217,802
  JPMorgan Chase & Co. .....     70,122        2,928,996
  Leucadia National Corp.*..    123,277        2,770,034
  Moody's Corp. ............    132,069        3,127,394
  Nasdaq OMX Group (The)*...    138,590        2,502,936
  NYSE Euronext.............    104,925        2,712,311
                                          --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES          25,973,261
                                          --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
  AT&T, Inc. ...............    117,760        3,022,899
  CenturyTel, Inc. .........     99,279        3,222,597
  Frontier Communications
     Corp. .................    432,949        3,104,244
  Qwest Communications
     International, Inc. ...    917,761        3,294,762
  Verizon Communications,
     Inc. ..................    106,763        3,159,117
  Windstream Corp. .........    326,857        3,150,902
                                          --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    18,954,521
                                          --------------
  ELECTRIC UTILITIES 2.7%
  Allegheny Energy, Inc. ...    114,670        2,616,769
  American Electric Power
     Co., Inc. .............     98,644        2,981,022
  Duke Energy Corp. ........    196,840        3,114,009
  Edison International......     89,924        2,861,382
  Entergy Corp. ............     38,851        2,980,649
  Exelon Corp. .............     60,822        2,856,201
  FirstEnergy Corp. ........     67,030        2,901,058
  FPL Group, Inc. ..........     57,277        2,812,301
  Northeast Utilities.......    128,622        2,964,737
  Pepco Holdings, Inc. .....    207,747        3,101,663
  Pinnacle West Capital
     Corp. .................     94,582        2,962,308
  PPL Corp. ................    102,498        3,017,541
  Progress Energy, Inc. ....     80,081        3,005,440
  Southern Co. .............     97,564        3,043,021
                                          --------------
TOTAL ELECTRIC UTILITIES                      41,218,101
                                          --------------
  ELECTRICAL EQUIPMENT 0.6%
  Emerson Electric Co. .....     76,096        2,872,624
  First Solar, Inc.*........     21,234        2,589,062
  Rockwell Automation,
     Inc. ..................     71,108        2,911,872
                                          --------------
TOTAL ELECTRICAL EQUIPMENT                     8,373,558
                                          --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
  Agilent Technologies,
     Inc.*..................    111,579        2,760,465
  Amphenol Corp. -- Class
     A......................     79,488        3,189,059
  Corning, Inc. ............    204,351        2,985,568
  FLIR Systems, Inc.*.......    112,615        3,131,823
  Jabil Circuit, Inc. ......    256,105        3,426,685
  Molex, Inc. ..............    154,508        2,884,664
                                          --------------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                                 18,378,264
                                          --------------
  ENERGY EQUIPMENT & SERVICES 2.5%
  Baker Hughes, Inc. .......     72,858        3,065,136
  BJ Services Co. ..........    161,263        3,096,250
  Cameron International
     Corp.*.................     81,211        3,002,371
  Diamond Offshore Drilling,
     Inc. ..................     33,630        3,203,258
  ENSCO International,
     Inc. ..................     76,246        3,491,304
  FMC Technologies, Inc.*...     57,960        3,048,696
  Halliburton Co. ..........    113,482        3,314,809
  Nabors Industries, Ltd.*..    154,745        3,223,338
  National-Oilwell Varco,
     Inc.*..................     72,871        2,986,982
  Rowan Cos., Inc. .........    134,223        3,120,685
  Schlumberger, Ltd. .......     51,133        3,180,473
  Smith International,
     Inc. ..................    111,066        3,079,860
                                          --------------
TOTAL ENERGY EQUIPMENT & SERVICES             37,813,162
                                          --------------


See Notes to Financial Statements.

12


RYDEX/SGI S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  FOOD & STAPLES RETAILING 2.0%
  Costco Wholesale Corp. ...     54,458       $3,095,937
  CVS Caremark Corp. .......     87,165        3,076,925
  Kroger Co.(The)...........    152,195        3,520,270
  Safeway, Inc. ............    161,401        3,604,084
  SUPERVALU, Inc. ..........    204,391        3,243,685
  Sysco Corp. ..............    123,101        3,256,021
  Wal-Mart Stores, Inc. ....     62,585        3,109,223
  Walgreen Co. .............     91,020        3,443,287
  Whole Foods Market,
     Inc.*..................    110,666        3,547,952
                                          --------------
TOTAL FOOD & STAPLES RETAILING                29,897,384
                                          --------------
  FOOD PRODUCTS 3.0%
  Archer-Daniels-Midland
     Co. ...................    108,110        3,256,273
  Campbell Soup Co. ........     97,541        3,096,927
  ConAgra Foods, Inc. ......    140,457        2,949,597
  Dean Foods Co.*...........    170,494        3,108,106
  General Mills, Inc. ......     52,259        3,444,913
  H.J. Heinz Co. ...........     79,175        3,186,002
  Hershey Co.(The)..........     79,885        3,018,854
  Hormel Foods Corp. .......     84,886        3,094,944
  J.M. Smucker Co.(The).....     59,663        3,146,030
  Kellogg Co. ..............     64,241        3,310,981
  Kraft Foods, Inc. -- Class
     A......................    117,922        3,245,214
  McCormick & Co., Inc. ....     90,524        3,169,245
  Sara Lee Corp. ...........    298,932        3,374,942
  Tyson Foods, Inc. -- Class
     A......................    248,623        3,112,760
                                          --------------
TOTAL FOOD PRODUCTS                           44,514,788
                                          --------------
  GAS UTILITIES 0.6%
  EQT Corp. ................     75,540        3,162,104
  Nicor, Inc. ..............     84,556        3,135,337
  Questar Corp. ............     85,479        3,405,483
                                          --------------
TOTAL GAS UTILITIES                            9,702,924
                                          --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
  Baxter International,
     Inc. ..................     53,565        2,895,724
  Becton, Dickinson & Co. ..     44,742        3,058,563
  Boston Scientific Corp.*..    287,445        2,334,053
  C.R. Bard, Inc. ..........     39,151        2,939,066
  CareFusion Corp.*.........    145,059        3,244,970
  Dentsply International,
     Inc. ..................     90,437        2,980,803
  Hospira, Inc.*............     73,114        3,263,809
  Intuitive Surgical,
     Inc.*..................     12,765        3,144,658
  Medtronic, Inc. ..........     83,593        2,984,270
  St Jude Medical, Inc.*....     81,703        2,784,438
  Stryker Corp. ............     65,810        3,027,260
  Varian Medical Systems,
     Inc.*..................     72,521        2,971,911
  Zimmer Holdings, Inc.*....     61,662        3,241,571
                                          --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        38,871,096
                                          --------------
  HEALTH CARE PROVIDERS & SERVICES 3.2%
  Aetna, Inc. ..............    101,779        2,649,307
  AmerisourceBergen Corp. ..    145,112        3,214,231
  Cardinal Health, Inc. ....    113,008        3,202,647
  CIGNA Corp. ..............     97,737        2,720,998
  Coventry Health Care,
     Inc.*..................    150,799        2,990,344
  DaVita, Inc.*.............     56,624        3,002,771
  Express Scripts, Inc.*....     39,564        3,161,955
  Humana, Inc.*.............     78,465        2,948,715
  Laboratory Corp. of
     America Holdings*......     49,320        3,397,655
  McKesson Corp. ...........     53,855        3,162,904
  Medco Health Solutions,
     Inc.*..................     56,684        3,181,106
  Patterson Cos., Inc.*.....    112,488        2,871,818
  Quest Diagnostics, Inc. ..     61,882        3,461,060
  Tenet Healthcare Corp.*...    555,042        2,841,815
  UnitedHealth Group,
     Inc. ..................    109,626        2,844,795
  WellPoint, Inc.*..........     57,457        2,686,689
                                          --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES        48,338,810
                                          --------------
  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. .........    203,992        3,343,429
                                          --------------
TOTAL HEALTH CARE TECHNOLOGY                   3,343,429
                                          --------------
  HOTELS, RESTAURANTS & LEISURE 1.9%
  Carnival Corp. ...........     96,901        2,821,757
  Darden Restaurants,
     Inc. ..................     84,886        2,572,895
  International Game
     Technology.............    144,249        2,573,402
  Marriott International,
     Inc. -- Class A........    117,367        2,941,217
  McDonald's Corp. .........     55,618        3,259,771
  Starbucks Corp.*..........    150,656        2,859,451
  Starwood Hotels & Resorts
     Worldwide, Inc. .......     92,743        2,695,112
  Wyndham Worldwide Corp. ..    197,064        3,359,941
  Wynn Resorts Ltd.*........     45,575        2,471,076
  Yum! Brands, Inc. ........     90,566        2,984,150
                                          --------------
TOTAL HOTELS, RESTAURANTS & LEISURE           28,538,772
                                          --------------
  HOUSEHOLD DURABLES 2.3%
  Black & Decker Corp. .....     63,328        2,990,348
  D.R. Horton, Inc. ........    237,535        2,603,384
  Fortune Brands, Inc. .....     67,689        2,636,487
  Harman International
     Industries, Inc. ......     96,168        3,616,878
  KB HOME...................    154,121        2,185,436
  Leggett & Platt, Inc. ....    163,609        3,162,562
  Lennar Corp. -- Class A...    184,409        2,323,553
  Newell Rubbermaid, Inc. ..    199,568        2,895,732
  Pulte Homes, Inc. ........    241,881        2,179,348
  Snap-on, Inc. ............     85,529        3,124,374
  Stanley Works(The)........     74,217        3,356,835
  Whirlpool Corp. ..........     43,146        3,088,822
                                          --------------
TOTAL HOUSEHOLD DURABLES                      34,163,759
                                          --------------
  HOUSEHOLD PRODUCTS 0.9%
  Clorox Co. ...............     54,345        3,218,854
  Colgate-Palmolive Co. ....     41,360        3,252,137
  Kimberly-Clark Corp. .....     54,295        3,320,682
  Procter & Gamble Co. .....     54,878        3,182,924
                                          --------------
TOTAL HOUSEHOLD PRODUCTS                      12,974,597
                                          --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  AES Corp.(The)*...........    217,509        2,842,843
  Constellation Energy
     Group, Inc. ...........     96,138        2,972,587
  Dynegy, Inc. -- Class A*..  1,443,774        2,887,548
                                          --------------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                               8,702,978
                                          --------------
  INDUSTRIAL CONGLOMERATES 0.6%
  3M Co. ...................     42,003        3,090,160
  General Electric Co. .....    188,227        2,684,117
  Textron, Inc. ............    162,492        2,889,108
                                          --------------
TOTAL INDUSTRIAL CONGLOMERATES                 8,663,385
                                          --------------
  INSURANCE 4.0%
  AFLAC, Inc. ..............     73,684        3,057,149
  Allstate Corp. ...........    102,559        3,032,670
  American International
     Group, Inc.*...........     79,655        2,678,001
  Aon Corp. ................     75,603        2,911,471


See Notes to Financial Statements.

                                                           ANNUAL REPORT      13



RYDEX/SGI S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Assurant, Inc. ...........     99,204       $2,969,176
  Chubb Corp. ..............     63,791        3,095,139
  Cincinnati Financial
     Corp. .................    120,908        3,066,227
  Genworth Financial,
     Inc. -- Class A*.......    241,930        2,569,297
  Hartford Financial
     Services Group, Inc. ..    116,267        2,850,867
  Lincoln National Corp. ...    119,712        2,852,737
  Loews Corp. ..............     90,567        2,997,768
  Marsh & McLennan Cos.,
     Inc. ..................    131,914        3,094,702
  MBIA, Inc.*...............    446,420        1,812,465
  MetLife, Inc. ............     79,788        2,715,186
  Principal Financial Group,
     Inc. ..................    110,312        2,762,212
  Progressive Corp.*........    184,063        2,945,008
  Prudential Financial,
     Inc. ..................     59,376        2,685,576
  Torchmark Corp. ..........     69,782        2,833,149
  Travelers Cos.,
     Inc.(The)..............     66,310        3,301,575
  Unum Group................    140,964        2,812,232
  XL Capital, Ltd. -- Class
     A......................    185,902        3,050,652
                                          --------------
TOTAL INSURANCE                               60,093,259
                                          --------------
  INTERNET & CATALOG RETAIL 0.5%
  Amazon.com, Inc.*.........     34,846        4,140,053
  Expedia, Inc.*............    127,692        2,894,778
                                          --------------
TOTAL INTERNET & CATALOG RETAIL                7,034,831
                                          --------------
  INTERNET SOFTWARE & SERVICES 1.1%
  Akamai Technologies,
     Inc.*..................    167,682        3,689,004
  eBay, Inc.*...............    128,045        2,851,562
  Google, Inc. -- Class A*..      6,374        3,417,229
  VeriSign, Inc.*...........    134,039        3,057,430
  Yahoo!, Inc.*.............    182,360        2,899,524
                                          --------------
TOTAL INTERNET SOFTWARE & SERVICES            15,914,749
                                          --------------
  IT SERVICES 2.2%
  Affiliated Computer
     Services, Inc. -- Class
     A*.....................     67,703        3,526,649
  Automatic Data Processing,
     Inc. ..................     80,108        3,188,298
  Cognizant Technology
     Solutions
     Corp. -- Class A*......     81,804        3,161,725
  Computer Sciences Corp.*..     59,926        3,038,848
  Convergys Corp.*..........    276,572        3,000,806
  Fidelity National
     Information Services,
     Inc. ..................    126,446        2,751,465
  Fiserv, Inc.*.............     63,648        2,919,534
  Mastercard, Inc. -- Class
     A......................     14,161        3,101,542
  Paychex, Inc. ............    105,941        3,009,784
  Total System Services,
     Inc. ..................    196,718        3,141,587
  Western Union Co. ........    161,579        2,935,890
                                          --------------
TOTAL IT SERVICES                             33,776,128
                                          --------------
  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Eastman Kodak Co.*........    552,056        2,070,210
  Hasbro, Inc. .............    107,773        2,938,970
  Mattel, Inc. .............    167,662        3,173,841
                                          --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS             8,183,021
                                          --------------
  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Life Technologies Corp.*..     64,934        3,062,937
  Millipore Corp.*..........     43,376        2,906,626
  PerkinElmer, Inc. ........    156,744        2,917,006
  Thermo Fisher Scientific,
     Inc.*..................     69,902        3,145,590
  Waters Corp.*.............     56,764        3,259,956
                                          --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES          15,292,115
                                          --------------
  MACHINERY 2.3%
  Caterpillar, Inc. ........     58,463        3,218,973
  Cummins, Inc. ............     67,726        2,916,281
  Danaher Corp. ............     45,895        3,131,416
  Deere & Co. ..............     69,512        3,166,271
  Dover Corp. ..............     79,218        2,984,934
  Eaton Corp. ..............     52,689        3,185,050
  Flowserve Corp. ..........     32,227        3,165,014
  Illinois Tool Works,
     Inc. ..................     70,675        3,245,396
  PACCAR, Inc. .............     79,665        2,980,268
  Pall Corp. ...............     92,363        2,931,602
  Parker-Hannifin Corp. ....     56,874        3,012,047
                                          --------------
TOTAL MACHINERY                               33,937,252
                                          --------------
  MEDIA 3.2%
  CBS Corp. -- Class B......    253,860        2,987,932
  Comcast Corp. -- Class A..    180,987        2,624,312
  DIRECTV Group,
     Inc.(The)*.............    120,552        3,170,518
  Gannett Co., Inc. ........    318,865        3,131,254
  Interpublic Group of Cos.,
     Inc.*..................    418,528        2,519,539
  McGraw-Hill Cos., Inc. ...    117,672        3,386,600
  Meredith Corp. ...........     98,637        2,669,117
  New York Times
     Co. -- Class A.........    373,786        2,979,074
  News Corp. -- Class A.....    255,467        2,942,980
  Omnicom Group, Inc. ......     82,227        2,818,742
  Scripps Networks
     Interactive -- Class
     A......................     84,453        3,188,945
  Time Warner Cable, Inc. ..     73,127        2,884,129
  Time Warner, Inc. ........    106,624        3,211,515
  Viacom, Inc. -- Class B*..    111,732        3,082,686
  Walt Disney Co.(The)......    110,009        3,010,946
  Washington Post
     Co. -- Class B.........      6,674        2,883,168
                                          --------------
TOTAL MEDIA                                   47,491,457
                                          --------------
  METALS & MINING 1.4%
  AK Steel Holding Corp. ...    135,772        2,154,701
  Alcoa, Inc. ..............    223,047        2,770,244
  Allegheny Technologies,
     Inc. ..................     90,193        2,783,356
  Freeport-McMoRan Copper &
     Gold, Inc.*............     44,752        3,283,007
  Newmont Mining Corp. .....     69,622        3,025,772
  Nucor Corp. ..............     63,088        2,514,057
  Titanium Metals Corp. ....    310,077        2,666,662
  United States Steel
     Corp. .................     63,731        2,198,082
                                          --------------
TOTAL METALS & MINING                         21,395,881
                                          --------------
  MULTI-UTILITIES 3.1%
  Ameren Corp. .............    121,145        2,948,669
  CenterPoint Energy,
     Inc. ..................    251,789        3,172,541
  CMS Energy Corp. .........    235,252        3,128,852
  Consolidated Edison,
     Inc. ..................     75,883        3,086,921
  Dominion Resources,
     Inc. ..................     91,450        3,117,531
  DTE Energy Co. ...........     89,441        3,307,528
  Integrys Energy Group,
     Inc. ..................     87,938        3,042,655
  NiSource, Inc. ...........    233,320        3,014,494
  PG&E Corp. ...............     75,946        3,105,432
  Public Service Enterprise
     Group, Inc. ...........     98,233        2,927,343
  SCANA Corp. ..............     88,878        3,007,632
  Sempra Energy.............     61,512        3,164,792
  TECO Energy, Inc. ........    222,577        3,191,754
  Wisconsin Energy Corp. ...     69,272        3,025,108
  Xcel Energy, Inc. ........    156,817        2,957,569
                                          --------------
TOTAL MULTI-UTILITIES                         46,198,821
                                          --------------


See Notes to Financial Statements.

14


RYDEX/SGI S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  MULTILINE RETAIL 1.7%
  Big Lots, Inc.*...........    124,993       $3,131,075
  Family Dollar Stores,
     Inc. ..................    118,588        3,356,040
  J.C. Penney Co., Inc. ....     92,373        3,060,318
  Kohl's Corp.*.............     56,757        3,247,636
  Macy's, Inc. .............    175,840        3,089,509
  Nordstrom, Inc. ..........     98,937        3,144,218
  Sears Holdings Corp.*.....     45,918        3,115,995
  Target Corp. .............     64,431        3,120,393
                                          --------------
TOTAL MULTILINE RETAIL                        25,265,184
                                          --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp. ..............    330,597        2,486,089
                                          --------------
TOTAL OFFICE ELECTRONICS                       2,486,089
                                          --------------
  OIL, GAS & CONSUMABLE FUELS 5.8%
  Anadarko Petroleum
     Corp. .................     50,410        3,071,481
  Apache Corp. .............     33,330        3,137,020
  Cabot Oil & Gas Corp. ....     83,880        3,226,864
  Chesapeake Energy Corp. ..    112,438        2,754,731
  Chevron Corp. ............     43,036        3,293,975
  ConocoPhillips............     66,953        3,359,702
  CONSOL Energy, Inc. ......     68,023        2,912,065
  Denbury Resources, Inc.*..    198,062        2,891,705
  Devon Energy Corp. .......     44,429        2,875,001
  El Paso Corp. ............    307,359        3,015,192
  EOG Resources, Inc. ......     38,468        3,141,297
  Exxon Mobil Corp. ........     44,852        3,214,543
  Hess Corp. ...............     56,784        3,108,356
  Marathon Oil Corp. .......     93,469        2,988,204
  Massey Energy Co. ........    100,070        2,911,036
  Murphy Oil Corp. .........     51,819        3,168,214
  Noble Energy, Inc. .......     45,575        2,991,087
  Occidental Petroleum
     Corp. .................     40,867        3,100,988
  Peabody Energy Corp. .....     81,214        3,215,262
  Pioneer Natural Resources
     Co. ...................     90,281        3,711,452
  Range Resources Corp. ....     61,512        3,078,676
  Southwestern Energy Co.*..     71,418        3,112,396
  Spectra Energy Corp. .....    160,982        3,077,976
  Sunoco, Inc. .............    110,509        3,403,677
  Tesoro Corp. .............    202,794        2,867,507
  Valero Energy Corp. ......    154,891        2,803,527
  Williams Cos., Inc.(The)..    172,378        3,249,325
  XTO Energy, Inc. .........     73,574        3,057,735
                                          --------------
TOTAL OIL, GAS & CONSUMABLE FUELS             86,738,994
                                          --------------
  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. ..    134,259        2,995,318
  MeadWestvaco Corp. .......    136,785        3,122,802
  Weyerhaeuser Co. .........     79,345        2,883,397
                                          --------------
TOTAL PAPER & FOREST PRODUCTS                  9,001,517
                                          --------------
  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. ......     98,104        3,144,233
  Estee Lauder Cos.,
     Inc -- Class A.........     85,769        3,645,183
                                          --------------
TOTAL PERSONAL PRODUCTS                        6,789,416
                                          --------------
  PHARMACEUTICALS 2.5%
  Abbott Laboratories.......     68,536        3,465,866
  Allergan, Inc. ...........     54,638        3,073,387
  Bristol-Myers Squibb
     Co. ...................    139,444        3,039,879
  Eli Lilly & Co. ..........     95,384        3,244,010
  Forest Laboratories,
     Inc.*..................    108,343        2,997,851
  Johnson & Johnson, Inc. ..     51,636        3,049,106
  King Pharmaceuticals,
     Inc.*..................    293,629        2,974,462
  Merck & Co., Inc. ........     97,797        3,024,861
  Mylan, Inc.*..............    196,595        3,192,703
  Pfizer, Inc. .............    187,656        3,195,782
  Schering-Plough Corp. ....    111,365        3,140,493
  Watson Pharmaceuticals,
     Inc.*..................     85,739        2,951,136
                                          --------------
TOTAL PHARMACEUTICALS                         37,349,536
                                          --------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.7%
  Apartment Investment &
     Management Co. -- Class
     A......................    210,106        2,594,809
  AvalonBay Communities,
     Inc. ..................     41,360        2,844,741
  Boston Properties, Inc. ..     44,592        2,709,856
  Equity Residential........     98,257        2,837,662
  HCP, Inc. ................    105,518        3,122,278
  Health Care REIT, Inc. ...     72,441        3,214,207
  Host Hotels & Resorts,
     Inc. ..................    270,381        2,733,552
  Kimco Realty Corp. .......    207,869        2,627,464
  Plum Creek Timber Co.,
     Inc. ..................     98,747        3,089,794
  ProLogis..................    252,013        2,855,307
  Public Storage, Inc. .....     40,287        2,965,123
  Simon Property Group,
     Inc. ..................     42,872        2,910,580
  Ventas, Inc. .............     80,571        3,233,314
  Vornado Realty Trust......     46,065        2,743,632
                                          --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     40,482,319
                                          --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group,
     Inc. -- Class A*.......    251,589        2,603,946
                                          --------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  2,603,946
                                          --------------
  ROAD & RAIL 1.0%
  Burlington Northern Santa
     Fe Corp. ..............     37,565        2,829,396
  CSX Corp. ................     69,032        2,911,770
  Norfolk Southern Corp. ...     67,796        3,160,649
  Ryder System, Inc. .......     75,906        3,077,988
  Union Pacific Corp. ......     49,943        2,753,857
                                          --------------
TOTAL ROAD & RAIL                             14,733,660
                                          --------------


  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
  Advanced Micro Devices,
     Inc.*..................    564,149        2,595,085
  Altera Corp. .............    152,925        3,026,386
  Analog Devices, Inc. .....    115,077        2,949,424
  Applied Materials, Inc. ..    241,000        2,940,200
  Broadcom Corp. -- Class
     A*.....................    104,778        2,788,143
  Intel Corp. ..............    160,249        3,062,358
  KLA-Tencor Corp. .........     88,878        2,889,424
  Linear Technology Corp. ..    117,296        3,035,620
  LSI Corp.*................    574,297        2,940,401
  MEMC Electronic Materials,
     Inc.*..................    166,089        2,062,825
  Microchip Technology,
     Inc. ..................    115,717        2,772,579
  Micron Technology, Inc.*..    380,563        2,584,023
  National Semiconductor
     Corp. .................    211,937        2,742,465
  Novellus Systems, Inc.*...    153,092        3,150,633
  NVIDIA Corp.*.............    207,484        2,481,509
  Teradyne, Inc.*...........    343,968        2,879,012
  Texas Instruments, Inc. ..    130,981        3,071,504
  Xilinx, Inc. .............    137,558        2,991,887
                                          --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   50,963,478
                                          --------------
  SOFTWARE 3.1%
  Adobe Systems, Inc.*......     94,255        3,104,760
  Autodesk, Inc.*...........    133,363        3,324,740


See Notes to Financial Statements.

                                                           ANNUAL REPORT      15



RYDEX/SGI S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  BMC Software, Inc.*.......     82,357       $3,060,386
  CA, Inc. .................    138,584        2,899,177
  Citrix Systems, Inc.*.....     84,106        3,091,737
  Compuware Corp.*..........    404,027        2,852,431
  Electronic Arts, Inc.*....    167,675        3,058,392
  Intuit, Inc.*.............    113,337        3,294,707
  McAfee, Inc.*.............     74,457        3,118,259
  Microsoft Corp. ..........    123,809        3,433,224
  Novell, Inc.*.............    659,850        2,698,786
  Oracle Corp. .............    144,634        3,051,777
  Red Hat, Inc.*............    121,615        3,138,883
  Salesforce.com, Inc.*.....     53,815        3,054,001
  Symantec Corp.*...........    200,568        3,525,985
                                          --------------
TOTAL SOFTWARE                                46,707,245
                                          --------------
  SPECIALTY RETAIL 3.4%
  Abercrombie & Fitch
     Co. -- Class A.........     92,270        3,028,301
  AutoNation, Inc.*.........    176,232        3,038,240
  AutoZone, Inc.*...........     20,755        2,808,359
  Bed Bath & Beyond, Inc.*..     80,028        2,817,786
  Best Buy Co., Inc. .......     82,810        3,161,686
  GameStop Corp. -- Class
     A*.....................    116,483        2,829,372
  Gap, Inc.(The)............    142,286        3,036,383
  Home Depot, Inc. .........    110,892        2,782,280
  Limited Brands, Inc. .....    187,252        3,295,635
  Lowe's Cos., Inc. ........    142,936        2,797,258
  O'Reilly Automotive,
     Inc.*..................     84,352        3,144,643
  Office Depot, Inc.*.......    511,057        3,091,895
  RadioShack Corp. .........    193,336        3,265,445
  Sherwin-Williams
     Co.(The)...............     50,613        2,886,966
  Staples, Inc. ............    135,856        2,948,075
  Tiffany & Co. ............     81,014        3,183,040
  TJX Cos., Inc. ...........     82,547        3,083,130
                                          --------------
TOTAL SPECIALTY RETAIL                        51,198,494
                                          --------------
  TEXTILES, APPAREL & LUXURY GOODS 0.8%
  Coach, Inc. ..............     93,446        3,080,914
  NIKE, Inc. -- Class B.....     53,565        3,330,672
  Polo Ralph Lauren Corp. ..     41,510        3,089,174
  V.F. Corp. ...............     43,296        3,075,748
                                          --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        12,576,508
                                          --------------
  THRIFTS & MORTGAGE FINANCE 0.4%
  Hudson City Bancorp,
     Inc. ..................    230,601        3,030,097
  People's United Financial,
     Inc. ..................    195,018        3,126,139
                                          --------------
TOTAL THRIFTS & MORTGAGE FINANCE               6,156,236
                                          --------------
  TOBACCO 0.9%
  Altria Group, Inc. .......    175,049        3,170,137
  Lorillard, Inc. ..........     42,670        3,316,312
  Philip Morris
     International, Inc. ...     65,204        3,088,062
  Reynolds American, Inc. ..     69,702        3,379,153
                                          --------------
TOTAL TOBACCO                                 12,953,664
                                          --------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co. .............     79,841        2,754,514
  W.W. Grainger, Inc. ......     34,586        3,241,746
                                          --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS         5,996,260
                                          --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  American Tower
     Corp. -- Class A*......     84,760        3,120,863
  MetroPCS Communications,
     Inc.*..................    314,454        1,959,049
  Sprint Nextel Corp.*......    766,051        2,267,510
                                          --------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                     7,347,422
                                          --------------
TOTAL COMMON STOCKS
  (Cost $1,557,088,150)                    1,495,695,484
                                          --------------
SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money
     Market Fund............  2,574,565        2,574,565
                                          --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,574,565)                            2,574,565
                                          --------------
TOTAL INVESTMENTS 99.9% (A)
  (Cost $1,559,662,715)                    1,498,270,049
                                          --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            1,080,468
                                          --------------
NET ASSETS--100.0%                        $1,499,350,517
--------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.



See Notes to Financial Statements.

16


RYDEX/SGI RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 1.1%
  United Technologies Corp. ..   56,124     $3,448,820
                                          ------------
TOTAL AEROSPACE & DEFENSE                    3,448,820
                                          ------------
  AIR FREIGHT & LOGISTICS 0.8%
  United Parcel Service,
     Inc. -- Class B..........   46,398      2,490,645
                                          ------------
TOTAL AIR FREIGHT & LOGISTICS                2,490,645
                                          ------------
  BEVERAGES 4.6%
  Coca-Cola Co.(The)..........  155,310      8,279,576
  PepsiCo, Inc. ..............  104,444      6,324,084
                                          ------------
TOTAL BEVERAGES                             14,603,660
                                          ------------
  BIOTECHNOLOGY 2.0%
  Amgen, Inc.*................   67,920      3,649,342
  Gilead Sciences, Inc.*......   60,808      2,587,380
                                          ------------
TOTAL BIOTECHNOLOGY                          6,236,722
                                          ------------
  CAPITAL MARKETS 2.7%
  Goldman Sachs Group,
     Inc.(The)................   33,774      5,747,322
  Morgan Stanley..............   91,186      2,928,894
                                          ------------
TOTAL CAPITAL MARKETS                        8,676,216
                                          ------------
  CHEMICALS 0.8%
  Monsanto Co. ...............   36,614      2,459,729
                                          ------------
TOTAL CHEMICALS                              2,459,729
                                          ------------
  COMMERCIAL BANKS 3.7%
  U.S. Bancorp................  127,302      2,955,953
  Wells Fargo & Co. ..........  319,079      8,781,054
                                          ------------
TOTAL COMMERCIAL BANKS                      11,737,007
                                          ------------
  COMMUNICATIONS EQUIPMENT 4.3%
  Cisco Systems, Inc.*........  386,959      8,842,013
  QUALCOMM, Inc. .............  111,030      4,597,752
                                          ------------
TOTAL COMMUNICATIONS EQUIPMENT              13,439,765
                                          ------------
  COMPUTERS & PERIPHERALS 9.4%
  Apple, Inc.*................   59,852     11,282,102
  Hewlett-Packard Co. ........  160,432      7,614,103
  International Business
     Machines Corp. ..........   88,650     10,692,076
                                          ------------
TOTAL COMPUTERS & PERIPHERALS               29,588,281
                                          ------------
  DIVERSIFIED FINANCIAL SERVICES 6.0%
  Bank of America Corp. ......  580,412      8,462,407
  JPMorgan Chase & Co. .......  252,193     10,534,102
                                          ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES        18,996,509
                                          ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 5.0%
  AT&T, Inc. .................  395,817     10,160,622
  Verizon Communications,
     Inc. ....................  190,567      5,638,878
                                          ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                  15,799,500
                                          ------------
  ENERGY EQUIPMENT & SERVICES 1.6%
  Schlumberger, Ltd. .........   80,270      4,992,794
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES            4,992,794
                                          ------------
  FOOD & STAPLES RETAILING 3.4%
  CVS Caremark Corp. .........   97,674      3,447,892
  Wal-Mart Stores, Inc. ......  148,316      7,368,339
                                          ------------
TOTAL FOOD & STAPLES RETAILING              10,816,231
                                          ------------
  FOOD PRODUCTS 0.9%
  Kraft Foods, Inc. -- Class
     A........................   98,806      2,719,141
                                          ------------
TOTAL FOOD PRODUCTS                          2,719,141
                                          ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
  Medtronic, Inc. ............   75,090      2,680,713
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       2,680,713
                                          ------------
  HOTELS, RESTAURANTS & LEISURE 1.4%
  McDonald's Corp. ...........   74,016      4,338,078
                                          ------------
TOTAL HOTELS, RESTAURANTS & LEISURE          4,338,078
                                          ------------
  HOUSEHOLD PRODUCTS 3.6%
  Procter & Gamble Co. .......  195,540     11,341,320
                                          ------------
TOTAL HOUSEHOLD PRODUCTS                    11,341,320
                                          ------------
  INDUSTRIAL CONGLOMERATES 4.3%
  3M Co. .....................   46,584      3,427,185
  General Electric Co. .......  710,436     10,130,817
                                          ------------
TOTAL INDUSTRIAL CONGLOMERATES              13,558,002
                                          ------------
  INTERNET SOFTWARE & SERVICES 2.7%
  Google, Inc. -- Class A*....   16,068      8,614,376
                                          ------------
TOTAL INTERNET SOFTWARE & SERVICES           8,614,376
                                          ------------
  IT SERVICES 0.7%
  Visa, Inc. -- Class A.......   30,146      2,283,861
                                          ------------
TOTAL IT SERVICES                            2,283,861
                                          ------------
  MEDIA 2.0%
  Comcast Corp. -- Class A....  192,859      2,796,455
  Walt Disney Co.(The)........  124,570      3,409,481
                                          ------------
TOTAL MEDIA                                  6,205,936
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 13.6%
  Chevron Corp. ..............  134,492     10,294,018
  ConocoPhillips..............   99,390      4,987,390
  Exxon Mobil Corp. ..........  327,371     23,462,679
  Occidental Petroleum
     Corp. ...................   54,378      4,126,203
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS           42,870,290
                                          ------------
  PHARMACEUTICALS 12.0%
  Abbott Laboratories.........  103,684      5,243,300
  Bristol-Myers Squibb Co. ...  132,892      2,897,046
  Eli Lilly & Co. ............   67,988      2,312,272
  Johnson & Johnson, Inc. ....  184,869     10,916,514
  Merck & Co., Inc. ..........  141,448      4,374,987
  Pfizer, Inc. ...............  540,834      9,210,403
  Schering-Plough Corp. ......  109,488      3,087,561
                                          ------------
TOTAL PHARMACEUTICALS                       38,042,083
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
  Intel Corp. ................  374,685      7,160,230
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                  7,160,230
                                          ------------


  SOFTWARE 6.2%
  Microsoft Corp. ............  517,057     14,337,990
  Oracle Corp. ...............  256,427      5,410,610
                                          ------------
TOTAL SOFTWARE                              19,748,600
                                          ------------
  SPECIALTY RETAIL 0.9%
  Home Depot, Inc. ...........  113,800      2,855,242
                                          ------------
TOTAL SPECIALTY RETAIL                       2,855,242
                                          ------------


See Notes to Financial Statements.

                                                           ANNUAL REPORT      17



RYDEX/SGI RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  TOBACCO 2.8%
  Altria Group, Inc. .........  138,716     $2,512,147
  Philip Morris International,
     Inc. ....................  131,594      6,232,292
                                          ------------
TOTAL TOBACCO                                8,744,439
                                          ------------
TOTAL COMMON STOCKS
  (Cost $390,964,062)                      314,448,190
                                          ------------
SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.....................  646,190        646,190
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $646,190)                              646,190
                                          ------------
TOTAL INVESTMENTS 99.8% (A)
  (Cost $391,610,252)                      315,094,380
                                          ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                            567,679
                                          ------------
NET ASSETS--100.0%                        $315,662,059
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.



See Notes to Financial Statements.

18



STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2009
--------------------------------------------------------------------------------


                                                                 RYDEX/SGI      RYDEX/SGI
                                                                 S&P EQUAL    RUSSELL TOP
                                                                WEIGHT ETF         50 ETF
                                                            --------------   ------------
ASSETS
Investments at Market Value*..............................  $1,498,270,049   $315,094,380
Cash......................................................         417,470        103,300
Receivables:
  Investments Sold........................................      21,587,748             --
  Fund Shares Sold........................................       3,709,129             --
  Dividends...............................................       1,211,927        519,874
                                                            --------------   ------------
     TOTAL ASSETS.........................................   1,525,196,323    315,717,554
                                                            --------------   ------------
LIABILITIES
Payables:
  Fund Shares Repurchased.................................      25,311,032             --
  Accrued Management Fees.................................         534,774         55,495
                                                            --------------   ------------
     TOTAL LIABILITIES....................................      25,845,806         55,495
                                                            --------------   ------------
NET ASSETS................................................  $1,499,350,517   $315,662,059
                                                            ==============   ============
NET ASSETS CONSIST OF:
Paid-in Capital...........................................  $2,000,362,447   $477,099,880
Undistributed Net Investment Income.......................          59,398        591,955
Accumulated Net Realized Loss on Investment Securities....    (439,678,662)   (85,513,904)
Net Unrealized Depreciation on Investment Securities......     (61,392,666)   (76,515,872)
                                                            --------------   ------------
NET ASSETS................................................  $1,499,350,517   $315,662,059
                                                            ==============   ============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value...................................................      41,658,596      4,000,670
                                                            ==============   ============
Net Asset Value, Offering Price and Repurchase Price Per
  Share...................................................  $        35.99   $      78.90
                                                            ==============   ============
*Total Cost of Investments................................  $1,559,662,715   $391,610,252
                                                            ==============   ============





See Notes to Financial Statements.

                                                           ANNUAL REPORT      19




STATEMENTS OF OPERATIONS                     For the Year Ended October 31, 2009
--------------------------------------------------------------------------------


                                                                 RYDEX/SGI      RYDEX/SGI
                                                                 S&P EQUAL    RUSSELL TOP
                                                                WEIGHT ETF         50 ETF
                                                             -------------   ------------
INVESTMENT INCOME
  Dividends................................................  $  21,840,753   $ 10,683,167
                                                             -------------   ------------
EXPENSES
  Management Fee...........................................      4,052,628        709,919
                                                             -------------   ------------
Net Investment Income......................................     17,788,125      9,973,248
                                                             -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..............................................   (325,310,359)   (53,958,935)
  In-kind Redemptions......................................     40,040,653    (45,915,464)
                                                             -------------   ------------
     Net Realized Loss.....................................   (285,269,706)   (99,874,399)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities....................................    498,523,486     79,986,595
                                                             -------------   ------------
Net Realized and Unrealized Gain (Loss) on Investments.....    213,253,780    (19,887,804)
                                                             -------------   ------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS..........................................  $ 231,041,905   $ (9,914,556)
                                                             =============   ============





See Notes to Financial Statements.

20



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                         RYDEX/SGI S&P EQUAL WEIGHT ETF       RYDEX/SGI RUSSELL TOP 50 ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2009  OCTOBER 31, 2008
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............   $   17,788,125    $    22,366,704    $   9,973,248     $  13,478,166
  Net Realized Loss..................     (285,269,706)       (38,415,845)     (99,874,399)      (22,149,607)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................      498,523,486       (632,923,455)      79,986,595      (210,678,370)
                                        --------------    ---------------    -------------     -------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................      231,041,905       (648,972,596)      (9,914,556)     (219,349,811)
                                        --------------    ---------------    -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............      (17,303,063)       (21,971,144)     (10,220,260)      (13,329,460)
                                        --------------    ---------------    -------------     -------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....    1,265,540,179        619,139,869      218,923,660       283,203,866
  Value of Shares Purchased through
     Dividend Reinvestments..........           21,599             39,088           27,664            22,733
  Value of Shares Redeemed...........     (823,367,019)    (1,282,510,869)    (318,032,504)     (297,024,052)
                                        --------------    ---------------    -------------     -------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................      442,194,759       (663,331,912)     (99,081,180)      (13,797,453)
                                        --------------    ---------------    -------------     -------------
     Increase (Decrease) in Net
       Assets........................      655,933,601     (1,334,275,652)    (119,215,996)     (246,476,724)
NET ASSETS--BEGINNING OF PERIOD......      843,416,916      2,177,692,568      434,878,055       681,354,779
                                        --------------    ---------------    -------------     -------------
NET ASSETS--END OF PERIOD(1).........   $1,499,350,517    $   843,416,916    $ 315,662,059     $ 434,878,055
                                        ==============    ===============    =============     =============
(1) Including Undistributed Net
  Investment Income..................   $       59,398    $            --    $     591,955     $     838,967
                                        ==============    ===============    =============     =============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................       40,900,000         14,600,000        3,100,000         3,050,000
  Shares Purchased through Dividend
     Reinvestments...................              745                905              394               241
  Shares Redeemed....................      (27,350,000)       (29,504,000)      (4,800,000)       (3,200,000)
  Shares Outstanding, Beginning of
     Period..........................       28,107,851         43,010,946        5,700,276         5,850,035
                                        --------------    ---------------    -------------     -------------
  Shares Outstanding, End of Period..       41,658,596         28,107,851        4,000,670         5,700,276
                                        ==============    ===============    =============     =============





See Notes to Financial Statements.

                                                           ANNUAL REPORT      21




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           RYDEX/SGI S&P EQUAL WEIGHT ETF
                           ----------------------------------------------------------------------------------------------
                                 YEAR ENDED        YEAR ENDED        YEAR ENDED           YEAR ENDED           YEAR ENDED
                           OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006(1)  OCTOBER 31, 2005(1)
                           ----------------  ----------------  ----------------  -------------------  -------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....     $    30.01         $  50.63         $    46.06          $    39.68           $    35.70
                              ----------         --------         ----------          ----------           ----------
Net Investment Income*...           0.54             0.72               0.59                0.52                 0.43
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........           5.98           (20.64)              4.56                6.36                 3.95
                              ----------         --------         ----------          ----------           ----------
TOTAL FROM INVESTMENT
  OPERATIONS.............           6.52           (19.92)              5.15                6.88                 4.38
                              ----------         --------         ----------          ----------           ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....          (0.54)           (0.70)             (0.58)              (0.50)               (0.40)
                              ----------         --------         ----------          ----------           ----------
NET ASSET VALUE AT END OF
  PERIOD.................     $    35.99         $  30.01         $    50.63          $    46.06           $    39.68
                              ==========         ========         ==========          ==========           ==========
TOTAL RETURN**...........          22.21%          (39.75)%            11.23%              17.42%               12.29%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............     $1,499,351         $843,417         $2,177,693          $1,759,797           $1,071,410
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................           0.40%            0.40%              0.40%               0.40%                0.40%
Net Investment Income....           1.75%            1.65%              1.22%               1.21%                1.11%
Portfolio Turnover
  Rate+..................             37%              32%                25%                 16%                  22%



      * Based on average shares outstanding.
     ** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
    (1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
      + Portfolio turnover does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

22



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            RYDEX/SGI RUSSELL TOP 50 ETF
                             -----------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                             OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006  OCTOBER 31, 2005*
                             ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......      $  76.29          $ 116.47          $ 104.15          $  91.39           $  91.51
                                 --------          --------          --------          --------           --------
Net Investment Income**....          1.95              2.34              2.15              1.92               0.79
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............          2.61            (40.20)            12.25             12.71              (0.46)
                                 --------          --------          --------          --------           --------
TOTAL FROM INVESTMENT
  OPERATIONS...............          4.56            (37.86)            14.40             14.63               0.33
                                 --------          --------          --------          --------           --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......         (1.95)            (2.32)            (2.08)            (1.87)             (0.45)
                                 --------          --------          --------          --------           --------
NET ASSET VALUE AT END OF
  PERIOD...................      $  78.90          $  76.29          $ 116.47          $ 104.15           $  91.39
                                 ========          ========          ========          ========           ========
TOTAL RETURN***............          6.35%           (32.92)%           13.96%            16.18%              0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)..........      $315,662          $434,878          $681,355          $364,541           $137,085
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................          0.20%             0.20%             0.20%             0.20%              0.20%****
Net Investment Income......          2.79%             2.37%             1.96%             1.98%              1.74%****
Portfolio Turnover Rate+...            12%               10%                8%                7%                 1%



      * The Fund commenced operations on May 4, 2005.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

                                                           ANNUAL REPORT      23




NOTES TO FINANCIAL STATEMENTS                                   October 31, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2009, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively the "Funds"). The financial statements herein relate to the following two funds: Rydex/SGI S&P Equal Weight ETF and Rydex/SGI Russell Top 50 ETF. Rydex/SGI S&P Equal Weight ETF commenced operations on April 24, 2003 and the Rydex/SGI Russell Top 50 ETF commenced operations on May 4, 2005.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). Rydex/SGI S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. RydexSGI Russell Top 50 ETF tracks the Russell Top 50(TM) Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, an affiliated entity, which acts as the Funds' investment advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments.

24

--------------------------------------------------------------------------------


In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds' net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant. For the year ended October 31, 2009, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2006 -- 2009), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments is for the net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the year ended October 31, 2009 are disclosed in each Fund's Statement of Operations. For the year ended October 31, 2009, the adjustments for the Funds were as follows:

                                                                     UNDISTRIBUTED    ACCUMULATED
                                                                    NET INVESTMENT   NET REALIZED
                                                  PAID-IN CAPITAL    INCOME (LOSS)    GAIN (LOSS)
                                                  ---------------   --------------   ------------
Rydex/SGI S&P Equal Weight ETF..................    $ 30,758,378       $(425,664)    $(30,332,714)
Rydex/SGI Russell Top 50 ETF....................     (48,516,647)             --       48,516,647


At October 31, 2009, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                            2013       2014       2015           2016           2017
                                         -------   --------   --------   ------------   ------------
Rydex/SGI S&P Equal Weight ETF.........  $    --   $     --   $     --   $119,981,602   $313,565,554
Rydex/SGI Russell Top 50 ETF...........   88,468    675,404    618,363     32,651,414     51,313,952


The Funds did not utilize any capital loss carryforwards during the year ended October 31, 2009.

The tax character of distributable earnings (accumulated losses) at October 31, 2009 was as follows:

                                          UNDISTRIBUTED   UNDISTRIBUTED
                                               ORDINARY       LONG TERM    CAPITAL LOSS     UNREALIZED
                                                 INCOME    CAPITAL GAIN    CARRYFORWARD   DEPRECIATION
                                          -------------   -------------   -------------   ------------
Rydex/SGI S&P Equal Weight ETF..........     $ 59,398          $--        $(433,547,156)  $(67,524,172)
Rydex/SGI Russell Top 50 ETF............      591,955           --          (85,347,601)   (76,682,175)

                                                           ANNUAL REPORT      25




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The tax character of distributions paid during 2009 was as follows:

                                                                 ORDINARY      LONG-TERM
                                                                   INCOME   CAPITAL GAIN
                                                              -----------   ------------
Rydex/SGI S&P Equal Weight ETF..............................  $17,303,063        $--
Rydex/SGI Russell Top 50 ETF................................   10,220,260         --


The tax character of distributions paid during 2008 was as follows:

                                                                 ORDINARY      LONG-TERM
                                                                   INCOME   CAPITAL GAIN
                                                              -----------   ------------
Rydex/SGI S&P Equal Weight ETF..............................  $21,971,144        $--
Rydex/SGI Russell Top 50 ETF................................   13,329,460         --


E. FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820") (formerly known as FASB 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, ASC 820 "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" provided additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, ASC 820 expanded disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. This additional guidance is effective for interim and annual periods ending after June 15, 2009. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Funds' investments by category.

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2009:

FUND                                                   LEVEL 1   LEVEL 2   LEVEL 3            TOTAL
----                                            --------------   -------   -------   --------------
ASSETS
Rydex/SGI S&P Equal Weight ETF................  $1,498,270,049     $--       $--     $1,498,270,049
Rydex/SGI Russell Top 50 ETF..................     315,094,380      --        --        315,094,380


For the year ended October 31, 2009, there were no Level 3 Investments.

F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

26

--------------------------------------------------------------------------------

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex/SGI Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H. RISK DISCLOSURE

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

I. NEW ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB established Accounting Standards Codification ("ASC") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds' financial statements.

The Funds adopted FASB ASC 815, "Derivatives and Hedging" ("ASC 815") (formerly known as FAS 161), effective October 31, 2009. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations. None of the Funds held derivatives for the year ended October 31, 2009.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, Rydex Investments receives a management fee at the annual rate shown below of the average daily net assets of each Fund.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex/SGI S&P Equal Weight ETF......................................      0.40%
Rydex/SGI Russell Top 50 ETF........................................      0.20%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Rydex Investments compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

                                                           ANNUAL REPORT      27




NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

4.  CAPITAL

At October 31, 2009, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex/SGI S&P Equal Weight ETF....................................       $2,000
Rydex/SGI Russell Top 50 ETF......................................          500


5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2009 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                             SUBSCRIPTIONS    REDEMPTIONS
                                                            --------------   ------------
Rydex/SGI S&P Equal Weight ETF............................  $1,135,717,966   $694,433,033
Rydex/SGI Russell Top 50 ETF..............................     214,365,401    313,303,904


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES          SALES
                                                             ------------   ------------
Rydex/SGI S&P Equal Weight ETF.............................  $379,553,931   $380,378,795
Rydex/SGI Russell Top 50 ETF...............................    47,345,107     43,977,351


There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2009.

At October 31, 2009, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                 GROSS           GROSS
                                             IDENTIFIED     UNREALIZED      UNREALIZED   NET UNREALIZED
                                                   COST   APPRECIATION    DEPRECIATION     DEPRECIATION
                                         --------------   ------------   -------------   --------------
Rydex/SGI S&P Equal Weight ETF.........  $1,565,794,221    $81,669,159   $(149,193,331)   $(67,524,172)
Rydex/SGI Russell Top 50 ETF...........     391,776,555      5,475,127     (82,157,302)    (76,682,175)


6.  SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since October 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through December 23, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.

28



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex/SGI S&P Equal Weight ETF and Rydex/SGI Russell Top 50 ETF (the "Funds") (two of the series constituting the Rydex ETF Trust (the "Trust")) as of October 31, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period or year ended October 31, 2005 were audited by other auditors whose report dated December 20, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
McLean, Virginia
December 23, 2009

                                                           ANNUAL REPORT      29




SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

Percentage of ordinary distributions (net investment income plus short-term gains) which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2009:

                                                                       PERCENTAGE
                                                                       ----------
Rydex/SGI S&P Equal Weight ETF.......................................    100.00%
Rydex/SGI Russell Top 50 ETF.........................................    100.00%


For the fiscal year ended October 31, 2009, the Funds designate approximately the following amounts pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates:

Rydex/SGI S&P Equal Weight ETF......................................  $19,343,037
Rydex/SGI Russell Top 50 ETF........................................   10,435,231


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended September 30, 2009 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex ETF Trust Board of Trustees (the "Board") generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex ETF Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments") (the "Current Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

30

--------------------------------------------------------------------------------

At an in-person meeting held August 25, 2009, called for the purpose of, among other things, voting on the renewal of the investment advisory agreement applicable to the Funds, the Board, including all of the Independent Trustees (the "Annual Renewal Meeting"), considered and approved the continuance of the Current Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.

BOARD CONSIDERATIONS IN APPROVING THE CONTINUATION OF THE CURRENT AGREEMENT

In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments' investment management and other services; (b) Rydex Investments' investment management personnel; (c) Rydex Investments' operations and financial condition; (d) Rydex Investments' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable funds or accounts; (f) each Fund's overall fees and operating expenses compared with similar funds; (g) the level of Rydex Investments' profitability from its Fund-related operations; (h) Rydex Investments' compliance systems; (i) Rydex Investments' policies on and compliance procedures for personal securities transactions; (j) Rydex Investments' reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. Certain of these considerations are discussed in more detail below.

In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement were fair and reasonable; (b) concluded that Rydex Investments' fees were reasonable in light of the services that Rydex Investments provides to the Funds; and (c) agreed to renew the Current Agreement for an additional one-year term.

In approving the continuation of the Current Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. The Board further noted that the Funds have consistently met their investment objectives since their respective inception dates. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees and gross and net total expenses of each Fund in comparison with the same information for other exchange-traded funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to exchange-traded funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current Agreement.

                                                           ANNUAL REPORT      31




SUPPLEMENTAL INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Current Agreement for the last calendar year. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Current Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also reviewed and considered Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the distribution services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders.

32



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES


   NAME, POSITION AND          LENGTH OF SERVICE AS TRUSTEE          NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                 Rydex Series Funds -- 1997                 151
Trustee, Chairman of           Rydex Variable Trust -- 1998
the Board (1940)                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR               Rydex Series Funds -- 1993                 151
Trustee (1945)                 Rydex Variable Trust -- 1998
                                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON               Rydex Series Funds -- 1995                 151
Trustee (1941)                 Rydex Variable Trust -- 1998
                                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                Rydex Series Funds -- 2005                 151
Trustee (1940)                 Rydex Variable Trust -- 2005
                                Rydex Dynamic Funds -- 2005
                                  Rydex ETF Trust -- 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.            Rydex Series Funds -- 2005                 151
Trustee (1960)                 Rydex Variable Trust -- 2005
                                Rydex Dynamic Funds -- 2005
                                  Rydex ETF Trust -- 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE           Rydex Series Funds -- 1997                 151
Trustee (1942)                 Rydex Variable Trust -- 1998
                                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                    Rydex Series Funds -- 1993                 151
Trustee (1944)                 Rydex Variable Trust -- 1998
                                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------


                                                           ANNUAL REPORT      33




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (continued)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007);
                                           President and Chief Executive Officer of
                                           FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


34



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and                         Rydex Series Funds,
Assistant Secretary (1960)                 Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Secretary of Rydex Distributors, Inc.
                                           (2008 to present); Chief Compliance
                                           Officer of Rydex Distributors, Inc. (2008
                                           to 2009); Vice President, Associate
                                           General Counsel and Assistant Secretary
                                           of Security Benefit Corp. (2005 to
                                           present); Vice President, Associate
                                           General Counsel and Assistant Secretary
                                           of Security Benefit Life Insurance Co.
                                           (2004 to present); Assistant General
                                           Counsel of First Security Benefit Life
                                           and Annuity Company of New York (2004 to
                                           present); Chief Compliance Officer and
                                           Secretary of Security Distributors, Inc.
                                           (2004 to present); Secretary of Security
                                           Global Investors, Inc. (2007 to present);

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present) Director of
                                           Accounting of Rydex Investments (2003 to
                                           2004)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

RYDEX | SGI
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com  - 800.820.0888

ETF-ANN-1009X1010

                                                                OCTOBER 31, 2009

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                              RYDEX | SGI S&P 500 PURE VALUE ETF
                                             RYDEX | SGI S&P 500 PURE GROWTH ETF
                                       RYDEX | SGI S&P MIDCAP 400 PURE VALUE ETF
                                      RYDEX | SGI S&P MIDCAP 400 PURE GROWTH ETF
                                     RYDEX | SGI S&P SMALLCAP 600 PURE VALUE ETF
                                    RYDEX | SGI S&P SMALLCAP 600 PURE GROWTH ETF
                         RYDEX | SGI S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                               RYDEX | SGI S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                         RYDEX | SGI S&P EQUAL WEIGHT ENERGY ETF
                                     RYDEX | SGI S&P EQUAL WEIGHT FINANCIALS ETF
                                    RYDEX | SGI S&P EQUAL WEIGHT HEALTH CARE ETF
                                    RYDEX | SGI S&P EQUAL WEIGHT INDUSTRIALS ETF
                                      RYDEX | SGI S&P EQUAL WEIGHT MATERIALS ETF
                                     RYDEX | SGI S&P EQUAL WEIGHT TECHNOLOGY ETF
                                      RYDEX | SGI S&P EQUAL WEIGHT UTILITIES ETF

                                                                     RYDEX | SGI
                                                   SECURITY GLOBAL INVESTORS(SM)

                                                              [RYDEXSHARES LOGO]

                                                               ANNUAL REPORT   1






 TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS..............................................     2

FEES AND EXPENSES.......................................................     4

PREMIUM AND DISCOUNT INFORMATION........................................     6

MANAGER'S ANALYSIS......................................................     8

PORTFOLIO SUMMARY.......................................................     9

SCHEDULES OF INVESTMENTS................................................    38

STATEMENTS OF ASSETS AND LIABILITIES....................................    62

STATEMENTS OF OPERATIONS................................................    66

STATEMENTS OF CHANGES IN NET ASSETS.....................................    70

FINANCIAL HIGHLIGHTS....................................................    78

NOTES TO FINANCIAL STATEMENTS...........................................    93

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................   101

SUPPLEMENTAL INFORMATION................................................   102

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS...........................   105

2




LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

A year after the height of the financial crisis, the equity and credit markets are returning to more normal functioning. Federal Reserve Chairman Ben Bernanke's September 15, 2009, comment that "the recession is very likely over" seems to confirm the encouraging signs of the past six months. Overall, economic data suggest that the economy is emerging from the financial crisis and severe recession.

CONTINUING FALLOUT FROM 2008
Seven months ago, the stock market began to climb back up from its lowest level in 12 years (reached March 9, 2009). For many, the spring surge gave hope for an end to the bear market that ravaged investors' portfolios, but the deepest downturn since the Great Depression would still leave its mark on the second and third quarters. As investors looked forward to putting 2008 far behind them, General Motors (GM) filed for bankruptcy on June 2, 2009, despite the injection of more than $19.4 billion in federal help and, for the first time since 1925, GM was no longer part of the Dow Jones Industrial Average. Second-quarter gross domestic product (GDP) declined by a 1.0% annual rate, though it recovered somewhat from the 6.4% contraction of the first quarter. However, in the third quarter of 2009, GDP increased 3.5% -- the first increase since the second quarter of 2008. GDP growth reflected an increase in consumer spending, an improvement in housing and growth in inventory investment, exports and government spending. By the end of September, the U.S. unemployment rate climbed to 9.8% -- the highest since June 1983.

CAUTIOUS OPTIMISM FOR Q4 AND BEYOND
The second and third quarters saw unprecedented growth in the stock market, kicked off in May by a report from payroll processor ADP that fewer jobs were lost in April than economists had predicted. In May, the Treasury Department also released the results of the now infamous "bank stress tests," allowing 10 major banks to pay back $68 billion in Troubled Asset Relief Program (TARP) money received earlier in the year. In September, existing-home sales bounced back strongly with first-time buyers driving much of the activity, marking five gains in the past six months. Existing-home sales -- including single-family, townhomes, condominiums and co-ops -- jumped 9.4% to a seasonally adjusted annual rate of 5.57 million units in September from a level of 5.09 million in August and are 9.2% higher than the 5.10 million-unit pace in September 2008. Sales activity is at the highest level in more than two years, since it hit 5.73 million in July 2007.

There are other positive signs as well. The Conference Board Leading Economic Index(TM) for the U.S. increased 1.0% in September, following a 0.4% gain in August, and a 1.0% rise in July. On October 30, 2009, the Chicago Board Options Exchange Volatility Index (VIX), a measure of investor sentiment, surged 24%, its biggest one-day percentage gain in a year, closing at 30.69 -- its highest close since July. Additionally, stock market fluctuations have returned to more historically "normal" levels. Despite the impressive rally from its low point of
676.53 on March 9, the equity market -- as measured by the broad market S&P 500(R) Index -- returned 15.61%, in the third quarter of 2009. For the one-year period ending October 31, 2009, it returned 9.80%.

Are we on the road to recovery? Clearly there are signs that point to an improving economic environment. But excessive optimism is premature -- the economy still has a long way to go. It is likely that we'll continue to see volatility in the market as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward.

RYDEX/SGI ETFS
Due to transparency, convenience and low cost, ETFs continued to enjoy popularity as an investment vehicle of choice in 2008-2009, seeing a 20% increase in assets in the 12-month period ended September 30, 2009 according to the Investment Company Institute. Rydex/SGI has experienced 40% growth in assets in its ETFs over the 12-month period ending October 31, 2009. Having $5.620 billion in ETF assets under management and a lineup of 40 exchange traded products as of October 31, 2009, places Rydex/SGI as the 12th-largest player in the ETF market. With 14 leveraged and inverse ETFs, Rydex/SGI is a strong believer that investors have a solid understanding of the risks of these investments and understand the importance of monitoring their leveraged and inverse ETFs' holdings consistent with their strategies, as frequently as daily. In 2009, there was increased scrutiny and attention placed on leveraged and inverse investment products, including ETFs. While these products seek to deliver a specific multiple of their benchmark on a daily basis, some investors have a limited understanding of the effects of compounding on their long term performance. In particularly volatile markets, like the one we experienced in the past 12 to 18 months, the effects of compounding may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. For those ETFs that consistently apply leverage, the value of the ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

                                                               ANNUAL REPORT   3






--------------------------------------------------------------------------------

MOVING FORWARD
From my perspective, every bear market -- from the recession of 1929 to the tech bubble of the early 1990s -- teaches investors the same valuable lesson: the need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex/SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before.

While this integration marks the firm's evolution to a leading multidiscipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex/SGI.

Sincerely,

/s/ Michael Byrum
Michael Byrum
President & Chief Investment Officer

PERFORMANCE DISPLAYED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE IS SUBJECT TO DAILY MARKET VOLATILITY AND MAY BE BETTER OR WORSE SINCE THE END OF THE LAST QUARTER. FOR UP-TO-DATE FUND PERFORMANCE, CALL
800.820.0888 OR VISIT WWW.RYDEX-SGI.COM.

4




FEES AND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2009 and held for the six months ended October 31, 2009.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO     4/30/09    10/31/09   4/30/09 TO 10/31/09
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex/SGI S&P 500 Pure Value ETF...........    0.35%   $1,000.00   $1,413.10          $2.13
  Rydex/SGI S&P 500 Pure Growth ETF..........    0.35%    1,000.00    1,238.80           1.98
  Rydex/SGI S&P MidCap 400 Pure Value ETF....    0.35%    1,000.00    1,315.30           2.04
  Rydex/SGI S&P MidCap 400 Pure Growth ETF...    0.35%    1,000.00    1,250.30           1.99
  Rydex/SGI S&P SmallCap 600 Pure Value ETF..    0.35%    1,000.00    1,326.70           2.05
  Rydex/SGI S&P SmallCap 600 Pure Growth
     ETF.....................................    0.35%    1,000.00    1,183.30           1.93
  Rydex/SGI S&P Equal Weight Consumer
     Discretionary ETF.......................    0.50%    1,000.00    1,228.90           2.81
  Rydex/SGI S&P Equal Weight Consumer Staples
     ETF.....................................    0.50%    1,000.00    1,216.50           2.79
  Rydex/SGI S&P Equal Weight Energy ETF......    0.50%    1,000.00    1,296.00           2.89
  Rydex/SGI S&P Equal Weight Financials ETF..    0.50%    1,000.00    1,337.60           2.95
  Rydex/SGI S&P Equal Weight Health Care
     ETF.....................................    0.50%    1,000.00    1,215.00           2.79
  Rydex/SGI S&P Equal Weight Industrials
     ETF.....................................    0.50%    1,000.00    1,178.50           2.75
  Rydex/SGI S&P Equal Weight Materials ETF...    0.50%    1,000.00    1,232.10           2.81
  Rydex/SGI S&P Equal Weight Technology ETF..    0.50%    1,000.00    1,214.10           2.79
  Rydex/SGI S&P Equal Weight Utilities ETF...    0.50%    1,000.00    1,132.10           2.69

                                                               ANNUAL REPORT   5





FEES AND EXPENSES (concluded)
--------------------------------------------------------------------------------

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO     4/30/09    10/31/09   4/30/09 TO 10/31/09
                                               -------   ---------   ---------   -------------------
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex/SGI S&P 500 Pure Value ETF...........    0.35%   $1,000.00   $1,023.44          $1.79
  Rydex/SGI S&P 500 Pure Growth ETF..........    0.35%    1,000.00    1,023.44           1.79
  Rydex/SGI S&P MidCap 400 Pure Value ETF....    0.35%    1,000.00    1,023.44           1.79
  Rydex/SGI S&P MidCap 400 Pure Growth ETF...    0.35%    1,000.00    1,023.44           1.79
  Rydex/SGI S&P SmallCap 600 Pure Value ETF..    0.35%    1,000.00    1,023.44           1.79
  Rydex/SGI S&P SmallCap 600 Pure Growth
     ETF.....................................    0.35%    1,000.00    1,023.44           1.79
  Rydex/SGI S&P Equal Weight Consumer
     Discretionary ETF.......................    0.50%    1,000.00    1,022.68           2.55
  Rydex/SGI S&P Equal Weight Consumer Staples
     ETF.....................................    0.50%    1,000.00    1,022.68           2.55
  Rydex/SGI S&P Equal Weight Energy ETF......    0.50%    1,000.00    1,022.68           2.55
  Rydex/SGI S&P Equal Weight Financials ETF..    0.50%    1,000.00    1,022.68           2.55
  Rydex/SGI S&P Equal Weight Health Care
     ETF.....................................    0.50%    1,000.00    1,022.68           2.55
  Rydex/SGI S&P Equal Weight Industrials
     ETF.....................................    0.50%    1,000.00    1,022.68           2.55
  Rydex/SGI S&P Equal Weight Materials ETF...    0.50%    1,000.00    1,022.68           2.55
  Rydex/SGI S&P Equal Weight Technology ETF..    0.50%    1,000.00    1,022.68           2.55
  Rydex/SGI S&P Equal Weight Utilities ETF...    0.50%    1,000.00    1,022.68           2.55


--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

6




PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2009.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                    NUMBER OF DAYS
                                         -------------------------------------------------------------------
                                                                                        RYDEX/SGI  RYDEX/SGI
                                         RYDEX/SGI  RYDEX/SGI   RYDEX/SGI    RYDEX/SGI        S&P        S&P
                                           S&P 500    S&P 500         S&P          S&P   SMALLCAP   SMALLCAP
                                              PURE       PURE  MIDCAP 400   MIDCAP 400   600 PURE   600 PURE
                                             VALUE     GROWTH  PURE VALUE  PURE GROWTH      VALUE     GROWTH
                                               ETF        ETF         ETF          ETF        ETF        ETF
PREMIUM/DISCOUNT RANGE                   ---------  ---------  ----------  -----------  ---------  ---------
Greater than 3%........................       2          2           6           0           4          4
Between 1.01% and 3%...................      32         17          26          10          21         39
Between .51% and 1%....................      43         30          36          22          42         37
Between .26% and .5%...................      57         57          56          35          82         67
Between .25% and 0%....................     379        364         314         383         334        280
Between -0.01% and -0.25%..............     332        390         368         395         334        356
Between -0.26% and -0.5%...............      65         61          67          82          69         91
Between -0.51% and -1%.................      39         29          41          35          52         59
Between -1.01% and -3%.................      30         29          55          19          38         44
Less than -3%..........................       3          3          13           1           6          5
                                            ---        ---         ---         ---         ---        ---
Total..................................     982        982         982         982         982        982



                                                                      PERCENTAGE
                                                                    OF TOTAL DAYS
                                         -------------------------------------------------------------------
                                                                                        RYDEX/SGI  RYDEX/SGI
                                         RYDEX/SGI  RYDEX/SGI   RYDEX/SGI    RYDEX/SGI        S&P        S&P
                                           S&P 500    S&P 500         S&P          S&P   SMALLCAP   SMALLCAP
                                              PURE       PURE  MIDCAP 400   MIDCAP 400   600 PURE   600 PURE
                                             VALUE     GROWTH  PURE VALUE  PURE GROWTH      VALUE     GROWTH
                                               ETF        ETF         ETF          ETF        ETF        ETF
PREMIUM/DISCOUNT RANGE                   ---------  ---------  ----------  -----------  ---------  ---------
Greater than 3%........................      0.20%      0.20%      0.61%        0.00%       0.41%      0.41%
Between 1.01% and 3%...................      3.26%      1.73%      2.65%        1.02%       2.14%      3.97%
Between .51% and 1%....................      4.38%      3.05%      3.67%        2.24%       4.28%      3.77%
Between .26% and .5%...................      5.80%      5.80%      5.70%        3.56%       8.35%      6.82%
Between .25% and 0%....................     38.59%     37.07%     31.98%       39.00%      34.01%     28.51%
Between -0.01% and -0.25%..............     33.81%     39.71%     37.47%       40.22%      34.01%     36.25%
Between -0.26% and -0.5%...............      6.62%      6.21%      6.82%        8.35%       7.03%      9.27%
Between -0.51% and -1%.................      3.97%      2.95%      4.18%        3.56%       5.30%      6.01%
Between -1.01% and -3%.................      3.05%      2.95%      5.60%        1.93%       3.87%      4.48%
Less than -3%..........................      0.31%      0.31%      1.32%        0.10%       0.61%      0.51%
                                           ------     ------     ------       ------      ------     ------
Total..................................    100.00%    100.00%    100.00%      100.00%     100.00%    100.00%

                                                               ANNUAL REPORT   7





PREMIUM AND DISCOUNT INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                                   NUMBER OF DAYS
                        ---------------------------------------------------------------------------------------------------
                            RYDEX/SGI RYDEX/SGI
                            S&P EQUAL S&P EQUAL RYDEX/SGI  RYDEX/SGI   RYDEX/SGI   RYDEX/SGI RYDEX/SGI  RYDEX/SGI RYDEX/SGI
                               WEIGHT    WEIGHT S&P EQUAL  S&P EQUAL   S&P EQUAL   S&P EQUAL S&P EQUAL  S&P EQUAL S&P EQUAL
                             CONSUMER  CONSUMER    WEIGHT     WEIGHT      WEIGHT      WEIGHT    WEIGHT     WEIGHT    WEIGHT
                        DISCRETIONARY   STAPLES    ENERGY FINANCIALS HEALTH CARE INDUSTRIALS MATERIALS TECHNOLOGY UTILITIES
                                  ETF       ETF       ETF        ETF         ETF         ETF       ETF        ETF       ETF
PREMIUM/DISCOUNT RANGE  ------------- --------- --------- ---------- ----------- ----------- --------- ---------- ---------
Greater than 30%.......        0           0         0          1          0           0          0          0         0
Between 10.01% and
  30%..................        0           0         0          1          0           0          0          0         0
Between 8.01% and 10%..        1           0         0          0          0           0          0          0         0
Between 3.01% and 8%...        7           0         7         12          0           6          3          6         2
Between 1.01% and 3%...       21          19        29         49          7          43         36         26        34
Between .51% and 1%....       30          34        52         49         29          40         36         36        35
Between .26% and .5%...       30          46        53         40         55          49         45         49        51
Between .25% and 0%....      266         268       224        203        319         231        275        275       251
Between -0.01% and
  -0.25%...............      331         306       246        273        291         287        271        268       285
Between -0.26% and
  -0.5%................       66          69        74         55         68          55         58         61        66
Between -0.51% and
  -1%..................       38          51        67         59         34          61         43         54        57
Between -1.01% and
  -3%..................       14          18        45         51          8          36         39         34        24
Between -3.01% and
  -8%..................        6           0        13         16          0           3          5          2         5
Between -8.01% and
  -10%.................        1           0         0          1          0           0          0          0         0
Between -10.01% and
  -30%.................        0           0         0          1          0           0          0          0         0
Less Than -30%.........        0           0         1          0          0           0          0          0         1
                             ---         ---       ---        ---        ---         ---        ---        ---       ---
Total..................      811         811       811        811        811         811        811        811       811



                                                                     PERCENTAGE
                                                                   OF TOTAL DAYS
                        ---------------------------------------------------------------------------------------------------
                            RYDEX/SGI RYDEX/SGI
                            S&P EQUAL S&P EQUAL RYDEX/SGI  RYDEX/SGI   RYDEX/SGI   RYDEX/SGI RYDEX/SGI  RYDEX/SGI RYDEX/SGI
                               WEIGHT    WEIGHT S&P EQUAL  S&P EQUAL   S&P EQUAL   S&P EQUAL S&P EQUAL  S&P EQUAL S&P EQUAL
                             CONSUMER  CONSUMER    WEIGHT     WEIGHT      WEIGHT      WEIGHT    WEIGHT     WEIGHT    WEIGHT
                        DISCRETIONARY   STAPLES    ENERGY FINANCIALS HEALTH CARE INDUSTRIALS MATERIALS TECHNOLOGY UTILITIES
                                  ETF       ETF       ETF        ETF         ETF         ETF       ETF        ETF       ETF
PREMIUM/DISCOUNT RANGE  ------------- --------- --------- ---------- ----------- ----------- --------- ---------- ---------
Greater than 30%.......       0.00%       0.00%     0.00%     0.12%       0.00%       0.00%      0.00%     0.00%      0.00%
Between 10.01% and
  30%..................       0.00%       0.00%     0.00%     0.12%       0.00%       0.00%      0.00%     0.00%      0.00%
Between 8.01% and 10%..       0.12%       0.00%     0.00%     0.00%       0.00%       0.00%      0.00%     0.00%      0.00%
Between 3.01% and 8%...       0.86%       0.00%     0.86%     1.48%       0.00%       0.74%      0.37%     0.74%      0.25%
Between 1.01% and 3%...       2.59%       2.34%     3.58%     6.04%       0.86%       5.30%      4.44%     3.21%      4.19%
Between .51% and 1%....       3.70%       4.19%     6.41%     6.04%       3.58%       4.93%      4.44%     4.44%      4.32%
Between .26% and .5%...       3.70%       5.67%     6.54%     4.93%       6.78%       6.04%      5.55%     6.04%      6.29%
Between .25% and 0%....      32.80%      33.05%    27.62%    25.03%      39.33%      28.48%     33.91%    33.91%     30.95%
Between -0.01% and
  -0.25%...............      40.81%      37.73%    30.33%    33.66%      35.88%      35.39%     33.42%    33.05%     35.14%
Between -0.26% and
  -0.5%................       8.14%       8.51%     9.12%     6.78%       8.38%       6.78%      7.15%     7.52%      8.14%
Between -0.51% and
  -1%..................       4.69%       6.29%     8.26%     7.27%       4.19%       7.52%      5.30%     6.66%      7.03%
Between -1.01% and
  -3%..................       1.73%       2.22%     5.55%     6.29%       0.99%       4.44%      4.81%     4.19%      2.96%
Between -3.01% and
  -8%..................       0.74%       0.00%     1.60%     1.97%       0.00%       0.37%      0.62%     0.25%      0.62%
Between -8.01% and
  -10%.................       0.12%       0.00%     0.00%     0.12%       0.00%       0.00%      0.00%     0.00%      0.00%
Between -10.01% and
  -30%.................       0.00%       0.00%     0.00%     0.12%       0.00%       0.00%      0.00%     0.00%      0.00%
Less Than -30%.........       0.00%       0.00%     0.12%     0.00%       0.00%       0.00%      0.00%     0.00%      0.12%
                            ------      ------    ------    ------      ------      ------     ------    ------     ------
Total..................     100.00%     100.00%   100.00%   100.00%     100.00%     100.00%    100.00%   100.00%    100.00%

8



RYDEX/SGI S&P 500 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------
For the one-year period ended October 31, 2009, Rydex/SGI S&P 500 Pure Value ETF returned 23.73%. Over the year, its benchmark, the S&P 500/CitiGroup Pure Value Total Return Index, turned in a return of 24.92%. For the period, the ETF achieved a correlation of over 99% to its benchmark of the daily price movement of the S&P 500/CitiGroup Pure Value Total Return Index. The consumer discretionary (50.42%) sector was by far the biggest contributor to performance during the period, followed by materials (31.06%) and financials (7.55%). The biggest detractors to performance were the utilities and energy sectors.

There was a broad rally in value and large caps stocks over the past year with very little performance differentiation. Large-cap value stocks performed in line with both mid-cap and small-cap value stocks during the period. As well, large-cap value stocks only slightly underperformed large-cap growth stocks. The S&P 500/CitiGroup Pure Value Total Return Index handily outperformed both the S&P 500 Value Total Return Index (2.98%) and the broad S&P 500(R) Total Return Index (9.80%) for the year.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                                                 S&P
                                           500 /CITIGROUP
                             RYDEX S&P       PURE VALUE        S&P VALUE
                             500 PURE       TOTAL RETURN     TOTAL RETURN
                           VALUE ETF(A)       INDEX(B)         INDEX(C)
                           ------------    --------------    ------------
3/1/2006                       10000            10000            10000
3/31/2006                      10070            10070            10077
4/30/2006                      10378            10382            10357
5/31/2006                      10218            10218            10104
6/30/2006                      10315            10323            10138
7/31/2006                      10264            10273            10240
8/31/2006                      10435            10450            10396
9/30/2006                      10622            10640            10673
10/31/2006                     11027            11053            11029
11/30/2006                     11287            11317            11227
12/31/2006                     11481            11519            11497
1/31/2007                      11733            11775            11700
2/28/2007                      11784            11831            11502
3/31/2007                      11922            11972            11651
4/30/2007                      12335            12392            12140
5/31/2007                      12683            12748            12604
6/30/2007                      12465            12529            12345
7/31/2007                      11731            11793            11860
8/31/2007                      11697            11765            12019
9/30/2007                      11812            11881            12393
10/31/2007                     11888            11961            12523
11/30/2007                     11315            11396            11914
12/31/2007                     11009            11094            11727
1/31/2008                      11253            11345            11318
2/29/2008                      10078            10151            10728
3/31/2008                       9729             9796            10678
4/30/2008                      10063            10137            11076
5/31/2008                       9944            10020            11089
6/30/2008                       8430             8498             9846
7/31/2008                       8494             8566             9979
8/31/2008                       8917             8996            10113
9/30/2008                       8293             8362             9356
10/31/2008                      6450             6495             7756
11/30/2008                      5578             5615             7060
12/31/2008                      5720             5783             7127
1/31/2009                       4803             4853             6261
2/28/2009                       3772             3808             5442
3/31/2009                       4282             4322             5979
4/30/2009                       5646             5710             6639
5/31/2009                       6360             6439             7062
6/30/2009                       6180             6257             7026
7/31/2009                       6965             7068             7618
8/31/2009                       7983             8110             8033




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                              SINCE INCEPTION
                                                      ONE YEAR   THREE YEAR        (03/01/06)
                                                      --------   ----------   ---------------
RYDEX/SGI S&P 500 PURE VALUE ETF...................     23.73%      -10.23%            -5.97%
S&P 500/CITIGROUP PURE VALUE TOTAL RETURN INDEX....     24.92%       -9.80%            -5.54%
S&P 500 VALUE TOTAL RETURN INDEX...................      2.98%      -10.20%            -5.94%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT   9




RYDEX/SGI S&P 500 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
XL CAPITAL, LTD. -- CLASS A                                                7.51%
GENWORTH FINANCIAL, INC. -- CLASS A                                        5.38%
OFFICE DEPOT, INC.                                                         3.20%
HARTFORD FINANCIAL SERVICES GROUP, INC.                                    2.63%
TENET HEALTHCARE CORP.                                                     2.44%
WYNDHAM WORLDWIDE CORP.                                                    2.41%
MACY'S, INC.                                                               2.29%
PROLOGIS                                                                   2.24%
SUPERVALU, INC.                                                            1.98%
FORD MOTOR CO.                                                             1.93%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   37.25
Consumer Discretionary                       24.61
Materials                                     8.55
Utilities                                     6.59
Consumer Staples                              5.61
Health Care                                   4.24
Industrials                                   3.69
Information Technology                        3.54
Energy                                        3.17
Telecommunication Services                    2.75




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

10



RYDEX/SGI S&P 500 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------
For the one-year period ended October 31, 2009, Rydex/SGI S&P 500 Pure Growth ETF returned 27.41%. Over the year, its benchmark, the S&P 500/CitiGroup Pure Growth Total Return Index, turned in a 27.79% return. The Rydex/SGI S&P 500 Pure Growth ETF achieved over 99% correlation to its benchmark on a daily basis. By far the biggest contributor to performance, the information technology sector, returned 39.93% during the period, followed by consumer discretionary (32.75%) and energy (18.98%). The health-care sector was the only sector to detract performance for the year.

Large-cap growth stocks performed better than small-cap growth stocks but underperformed mid-cap growth stocks during the period. As well, large-cap growth stocks slightly outperformed large-cap value stocks. The S&P 500/CitiGroup Pure Growth Total Return Index handily outperformed both the S&P 500 Growth Total Return Index (16.36%) and the broad S&P 500(R) Total Return Index (9.80%) for the year.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                                           S&P 500/CITIGROUP
                          RYDEX SGI S&P       PURE GROWTH           S&P 500
                             500 PURE         TOTAL RETURN        GROWTH TOTAL
                          GROWTH ETF(A)         INDEX(B)        RETURN INDEX(C)
                          -------------    -----------------    ---------------
3/1/2006                      10000              10000               10000
3/31/2006                     10058              10062               10002
4/30/2006                      9974               9977                9994
5/31/2006                      9567               9572                9663
6/30/2006                      9553               9563                9656
7/31/2006                      9404               9419                9677
8/31/2006                      9701               9720                9993
9/30/2006                      9963               9987               10242
10/31/2006                    10277              10305               10567
11/30/2006                    10484              10516               10780
12/31/2006                    10452              10486               10820
1/31/2007                     10714              10754               10955
2/28/2007                     10604              10645               10711
3/31/2007                     10652              10698               10810
4/30/2007                     11124              11177               11316
5/31/2007                     11422              11481               11671
6/30/2007                     11260              11319               11526
7/31/2007                     10804              10866               11270
8/31/2007                     10845              10912               11456
9/30/2007                     11306              11379               11960
10/31/2007                    11592              11667               12216
11/30/2007                    11101              11166               11787
12/31/2007                    11115              11183               11808
1/31/2008                     10320              10386               10819
2/29/2008                     10229              10296               10678
3/31/2008                     10127              10196               10636
4/30/2008                     10741              10822               11269
5/31/2008                     11025              11114               11538
6/30/2008                     10243              10322               10855
7/31/2008                      9990              10069               10561
8/31/2008                     10140              10223               10724
9/30/2008                      8970               9043                9635
10/31/2008                     7187               7245                8044
11/30/2008                     6545               6593                7596
12/31/2008                     6768               6823                7684
1/31/2009                      6416               6469                7308
2/28/2009                      5885               5934                6685
3/31/2009                      6421               6478                7209
4/30/2009                      7389               7459                7810
5/31/2009                      7845               7921                8195
6/30/2009                      7823               7901                8262
7/31/2009                      8407               8493                8825
8/31/2009                      8671               8764                8999
9/30/2009                      9299               9401                9382
10/31/2009                     9156               9259                9360




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                              SINCE INCEPTION
                                                      ONE YEAR   THREE YEAR        (03/01/06)
                                                      --------   ----------   ---------------
RYDEX/SGI S&P 500 PURE GROWTH ETF..................     27.41%       -3.78%            -2.37%
S&P 500/CITIGROUP PURE GROWTH TOTAL RETURN INDEX...     27.79%       -3.51%            -2.08%
S&P 500 GROWTH TOTAL RETURN INDEX..................     16.36%       -3.96%            -1.79%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  11




RYDEX/SGI S&P 500 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD, INC.                                       2.63%
INTUITIVE SURGICAL, INC.                                                   2.06%
COGNIZANT TECHNOLOGY SOLUTIONS CORP. -- CLASS A                            1.69%
SEARS HOLDINGS CORP.                                                       1.67%
CB RICHARD ELLIS GROUP, INC. -- CLASS A                                    1.57%
RED HAT, INC.                                                              1.49%
AGILENT TECHNOLOGIES, INC.                                                 1.43%
AMAZON.COM, INC.                                                           1.43%
GOOGLE, INC. -- CLASS A                                                    1.41%
SANDISK CORP.                                                              1.39%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       31.84
Energy                                       16.12
Consumer Discretionary                       13.52
Health Care                                  11.80
Financials                                    7.89
Industrials                                   7.82
Materials                                     6.28
Consumer Staples                              4.27
Utilities                                     0.46




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

12



RYDEX/SGI S&P MIDCAP 400 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Mid-Cap 400 Pure Value ETF returned 23.32%. Over the year, its benchmark, the S&P 400/CitiGroup Pure Value Total Return Index, turned in a 24.56% return. The ETF achieved over 99% correlation to its benchmark on a daily basis. Materials (61.39%), industrials (78.84%) and information technology (68.51%) were the biggest contributors to performance. The consumer discretionary sector (-21.86) was the biggest detractor to performance.

There was a broad rally in value stocks over the past year with very little performance differentiation between market cap ranges. Mid-cap value stocks performed only slightly worse than large-cap and small-cap value stocks during the period. However, mid-cap value stocks underperformed mid-cap growth stocks by more than 10% for the year. The S&P 400/CitiGroup Pure Value Total Return Index outperformed both the S&P 400 Value Total Return Index (14.51%) and the broader S&P MidCap 400(R) Total Return Index (18.18%) for the year.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                          RYDEX SGI S&P        S&P MIDCAP         S&P MIDCAP
                            MIDCAP 400     400/CITIGROUP PURE      400 VALUE
                            PURE VALUE         VALUE TOTAL       TOTAL RETURN
                              ETF(A)         RETURN INDEX(B)       INDEX(C)
                          -------------    ------------------    ------------
3/1/2006                      10000               10000              10000
3/31/2006                      9997               10002              10127
4/30/2006                     10181               10187              10339
5/31/2006                      9886                9894               9926
6/30/2006                     10067               10079               9922
7/31/2006                      9911                9926               9701
8/31/2006                     10089               10107               9845
9/30/2006                     10123               10145               9866
10/31/2006                    10646               10674              10311
11/30/2006                    11052               11084              10627
12/31/2006                    11156               11198              10642
1/31/2007                     11572               11617              10996
2/28/2007                     11704               11755              11129
3/31/2007                     11773               11827              11246
4/30/2007                     12055               12114              11563
5/31/2007                     12472               12539              12067
6/30/2007                     12102               12167              11747
7/31/2007                     11337               11402              11174
8/31/2007                     11373               11441              11255
9/30/2007                     11408               11481              11450
10/31/2007                    11706               11778              11648
11/30/2007                    11025               11049              10980
12/31/2007                    10803               10840              10923
1/31/2008                     10975               11013              10366
2/29/2008                     10220               10237              10033
3/31/2008                     10067               10067               9980
4/30/2008                     10608               10614              10710
5/31/2008                     10777               10788              11205
6/30/2008                      9280                9287              10210
7/31/2008                      9574                9588              10176
8/31/2008                      9949                9966              10389
9/30/2008                      9425                9441               9502
10/31/2008                     6818                6826               7433
11/30/2008                     6047                6047               6775
12/31/2008                     6173                6224               7114
1/31/2009                      5188                5227               6506
2/28/2009                      4274                4301               5770
3/31/2009                      4826                4863               6253
4/30/2009                      6392                6448               7236
5/31/2009                      6781                6842               7375
6/30/2009                      6721                6780               7427
7/31/2009                      7878                7954               8125
8/31/2009                      8844                8939               8566
9/30/2009                      9240                9340               9021
10/31/2009                     8410                8502               8512




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                              SINCE INCEPTION
                                                      ONE YEAR   THREE YEAR        (03/01/06)
                                                      --------   ----------   ---------------
RYDEX/SGI S&P MIDCAP 400 PURE VALUE ETF............     23.32%       -7.57%            -4.61%
S&P MIDCAP 400/CITIGROUP PURE VALUE TOTAL RETURN
  INDEX............................................     24.56%       -7.31%            -4.33%
S&P MIDCAP 400 VALUE TOTAL RETURN INDEX............     14.51%       -6.19%            -4.30%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  13




RYDEX/SGI S&P MIDCAP 400 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
OSHKOSH CORP.                                                              7.65%
TEMPLE-INLAND, INC.                                                        7.23%
ASHLAND, INC.                                                              5.94%
LOUISIANA-PACIFIC CORP.                                                    3.21%
WILLIAMS-SONOMA, INC.                                                      3.19%
PROTECTIVE LIFE CORP.                                                      2.39%
TECH DATA CORP.                                                            2.38%
ANNTAYLOR STORES CORP.                                                     2.11%
SL GREEN REALTY CORP.                                                      2.10%
RF MICRO DEVICES, INC.                                                     1.88%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   26.07
Materials                                    20.29
Consumer Discretionary                       17.19
Industrials                                  14.65
Information Technology                        9.64
Utilities                                     5.88
Health Care                                   3.47
Consumer Staples                              2.15
Energy                                        0.66




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

14



RYDEX/SGI S&P MIDCAP 400 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Mid-Cap 400 Pure Growth ETF returned 35.59%. Over the year, its benchmark, the S&P Mid-Cap 400/CitiGroup Pure Growth Total Return Index, turned in a 36.31% total return. The ETF achieved over 99% correlation to its benchmark on a daily basis. Both consumer discretionary (62.05%) and information technology (44.26%) were large contributors to performance. No sectors had a negative impact on performance during the period.

Mid-cap growth stocks were the best performing pure style box. Mid-cap growth stocks performed better than large-cap and small-cap growth stocks during the period. As well, mid-cap growth stocks outperformed mid-cap value stocks by more than 10% for the year. The S&P 400/CitiGroup Pure Growth Total Return Index handily outperformed both the S&P 400 Growth Total Return Index (21.88%) and the broader S&P MidCap 400(R) Total Return Index (18.18%) for the year.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                          RYDEX SGI S&P        S&P MIDCAP         S&P MIDCAP
                            MIDCAP 400     400/CITIGROUP PURE     400 GROWTH
                           PURE GROWTH        GROWTH TOTAL       TOTAL RETURN
                              ETF(A)         RETURN INDEX(B)       INDEX(C)
                          -------------    ------------------    ------------
3/1/2006                      10000               10000              10000
3/31/2006                     10046               10048              10069
4/30/2006                      9962                9968              10135
5/31/2006                      9363                9371               9620
6/30/2006                      9380                9391               9629
7/31/2006                      8995                9003               9285
8/31/2006                      8936                8946               9354
9/30/2006                      9132                9145               9469
10/31/2006                     9523                9542               9822
11/30/2006                     9911                9934              10156
12/31/2006                     9863                9891              10035
1/31/2007                     10200               10231              10431
2/28/2007                     10192               10226              10458
3/31/2007                     10340               10380              10630
4/30/2007                     10719               10764              10977
5/31/2007                     11290               11341              11598
6/30/2007                     11099               11152              11398
7/31/2007                     10536               10590              10972
8/31/2007                     10649               10706              11094
9/30/2007                     10937               11000              11485
10/31/2007                    11445               11513              11889
11/30/2007                    10955               11011              11375
12/31/2007                    10845               10909              11390
1/31/2008                     10153               10213              10566
2/29/2008                      9992               10052              10520
3/31/2008                      9831                9892              10359
4/30/2008                     10565               10638              11199
5/31/2008                     11137               11219              11867
6/30/2008                     10590               10672              11262
7/31/2008                     10289               10377              10886
8/31/2008                     10479               10572              11030
9/30/2008                      9352                9436               9604
10/31/2008                     7495                7560               7521
11/30/2008                     6703                6757               6790
12/31/2008                     6998                7072               7106
1/31/2009                      6660                6733               6687
2/28/2009                      6069                6139               6147
3/31/2009                      6792                6871               6744
4/30/2009                      8129                8226               7692
5/31/2009                      8635                8742               7963
6/30/2009                      8627                8736               8006
7/31/2009                      9326                9447               8655
8/31/2009                      9741                9872               8942
9/30/2009                     10560               10704               9491
10/31/2009                    10162               10304               9167




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                              SINCE INCEPTION
                                                      ONE YEAR   THREE YEAR        (03/01/06)
                                                      --------   ----------   ---------------
RYDEX/SGI S&P MIDCAP 400 PURE GROWTH ETF...........     35.59%        2.19%             0.44%
S&P MIDCAP 400/CITIGROUP PURE GROWTH TOTAL RETURN
  INDEX............................................     36.31%        2.60%             0.82%
S&P MIDCAP 400 GROWTH TOTAL RETURN INDEX...........     21.88%       -2.27%            -2.34%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  15




RYDEX/SGI S&P MIDCAP 400 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
J. CREW GROUP, INC.                                                        4.23%
SOTHEBY'S                                                                  2.34%
JOY GLOBAL, INC.                                                           2.32%
AEROPOSTALE, INC.                                                          2.23%
CHICO'S FAS, INC.                                                          2.12%
COMMSCOPE, INC.                                                            2.00%
HELIX ENERGY SOLUTIONS GROUP, INC.                                         1.88%
UNITED THERAPEUTICS CORP.                                                  1.77%
LAM RESEARCH CORP.                                                         1.69%
GUESS?, INC.                                                               1.67%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       31.41
Industrials                                  17.98
Information Technology                       16.86
Energy                                       11.05
Health Care                                   9.47
Financials                                    6.44
Materials                                     3.87
Consumer Staples                              2.92




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

16



RYDEX/SGI S&P SMALLCAP 600 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Small Cap 600 Pure Value ETF returned 25.00%. Over the year, its benchmark, the S&P 600/CitiGroup Pure Value Total Return Index, turned in a 26.83% return. The ETF achieved over 99% correlation to its benchmark on a daily basis. The biggest contributors to performance were the consumer discretionary (55.67%) and information technology (33.12%) sectors. The biggest detractor to performance was the financials (-24.74%) sector.

There was a broad rally in value stocks over the past year with very little performance differentiation between market cap ranges. Small-cap value stocks performed slightly better than large-cap and mid-cap value stocks during the period. As well, small-cap value stocks outperformed small-cap growth stocks for the year. The S&P 600/CitiGroup Pure Value Index handily outperformed the S&P 600 Value Index (3.48%) and the broad S&P SmallCap 600(TM) Index (5.57%) for the year.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                          RYDEX SGI S&P       S&P SMALLCAP       S&P SMALLCAP
                           SMALLCAP 600    600/CITIGROUP PURE      600 VALUE
                            PURE VALUE         VALUE TOTAL       TOTAL RETURN
                              ETF(A)         RETURN INDEX(B)       INDEX(C)
                          -------------    ------------------    ------------
3/1/2006                      10000               10000              10000
3/31/2006                     10338               10343              10336
4/30/2006                     10359               10368              10351
5/31/2006                      9769                9777               9880
6/30/2006                      9917                9935               9918
7/31/2006                      9714                9728               9593
8/31/2006                      9839                9855               9850
9/30/2006                      9939                9961               9977
10/31/2006                    10519               10538              10519
11/30/2006                    10794               10820              10778
12/31/2006                    10995               11027              10815
1/31/2007                     11319               11355              11041
2/28/2007                     11274               11312              10936
3/31/2007                     11218               11256              11050
4/30/2007                     11418               11462              11267
5/31/2007                     11779               11829              11782
6/30/2007                     11488               11535              11518
7/31/2007                     10559               10602              10836
8/31/2007                     10324               10369              10948
9/30/2007                     10065               10110              10977
10/31/2007                     9953                9989              11110
11/30/2007                     9013                9049              10328
12/31/2007                     8923                8975              10216
1/31/2008                      9345                9406               9834
2/29/2008                      8487                8534               9457
3/31/2008                      8698                8754               9556
4/30/2008                      8483                8541               9818
5/31/2008                      8637                8699              10228
6/30/2008                      7568                7595               9321
7/31/2008                      7995                8028               9630
8/31/2008                      8374                8409              10074
9/30/2008                      8205                8248               9541
10/31/2008                     6323                6343               7670
11/30/2008                     5189                5208               6745
12/31/2008                     5137                5230               7201
1/31/2009                      4099                4169               6187
2/28/2009                      3277                3330               5400
3/31/2009                      3883                3943               5849
4/30/2009                      5956                6056               6925
5/31/2009                      6282                6380               6972
6/30/2009                      6809                6922               7054
7/31/2009                      8150                8289               7855
8/31/2009                      8746                8901               8116
9/30/2009                      9558                9728               8472
10/31/2009                     7903                8043               7937




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                              SINCE INCEPTION
                                                      ONE YEAR   THREE YEAR        (03/01/06)
                                                      --------   ----------   ---------------
RYDEXSGI S&P SMALLCAP 600 PURE VALUE ETF...........     25.00%       -9.09%            -6.21%
S&P SMALLCAP 600/CITIGROUP PURE VALUE TOTAL RETURN
  INDEX............................................     26.83%       -8.62%            -5.76%
S&P SMALLCAP 600 VALUE TOTAL RETURN INDEX..........      3.48%       -8.96%            -6.11%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  17




RYDEX/SGI S&P SMALLCAP 600 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
STEIN MART, INC.                                                           6.46%
RUBY TUESDAY, INC.                                                         4.42%
O'CHARLEYS, INC.                                                           3.67%
BRUNSWICK CORP.                                                            3.25%
E.W. SCRIPPS CO. -- CLASS A                                                3.15%
STANDARD MOTOR PRODUCTS, INC.                                              3.06%
LITHIA MOTORS, INC. -- CLASS A                                             2.98%
SONIC AUTOMOTIVE, INC.-CLASS A                                             2.97%
NATIONAL FINANCIAL PARTNERS CORP.                                          2.77%
OXFORD INDUSTRIES, INC.                                                    2.59%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       58.35
Financials                                   15.87
Information Technology                       11.83
Industrials                                    7.2
Materials                                     3.48
Consumer Staples                               1.9
Telecommunication Services                    0.82
Utilities                                     0.55




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

18



RYDEX/SGI S&P SMALLCAP 600 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P SmallCap 600 Pure Growth ETF returned 17.93%. Over the year, its benchmark, the S&P SmallCap 600/CitiGroup Pure Growth Total Return Index, turned in a 17.72% return. Rydex/SGI S&P SmallCap 600 Pure Growth ETF achieved over 99% correlation to its benchmark on a daily basis. The information technology (33.34%) and consumer discretionary (49.90%) sectors were the largest contributors to performance. The industrials, health care and financials sectors detracted from performance during the year.

Small-cap growth stocks were the worst performing of the pure style boxes. Small-cap growth stocks underperformed large-cap and mid-cap growth stocks during the period. As well, small-cap growth stocks underperformed small-cap value stocks by almost 10% for the year. The S&P 600/CitiGroup Pure Growth Total Return Index handily outperformed the S&P 600 Growth Total Return Index (7.72%) and the broad S&P SmallCap 600(TM) Total Return Index (5.57%) for the year.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                          RYDEX SGI S&P       S&P SMALLCAP       S&P SMALLCAP
                           SMALLCAP 600    600/CITIGROUP PURE     600 GROWTH
                           PURE GROWTH        GROWTH TOTAL       TOTAL RETURN
                              ETF(A)         RETURN INDEX(B)       INDEX(C)
                          -------------    ------------------    ------------
3/1/2006                      10000               10000              10000
3/31/2006                     10359               10361              10354
4/30/2006                     10394               10401              10336
5/31/2006                      9903                9912               9861
6/30/2006                      9814                9825               9825
7/31/2006                      9496                9510               9471
8/31/2006                      9395                9410               9536
9/30/2006                      9463                9481               9584
10/31/2006                     9947                9970              10007
11/30/2006                    10303               10330              10319
12/31/2006                    10287               10318              10279
1/31/2007                     10402               10436              10487
2/28/2007                     10384               10420              10476
3/31/2007                     10613               10655              10724
4/30/2007                     10763               10809              10993
5/31/2007                     11259               11310              11503
6/30/2007                     11228               11281              11391
7/31/2007                     10663               10715              10925
8/31/2007                     10849               10902              11229
9/30/2007                     11132               11193              11542
10/31/2007                    11432               11498              11836
11/30/2007                    10592               10659              10909
12/31/2007                    10419               10471              10855
1/31/2008                      9946               10000              10197
2/29/2008                      9414                9489               9963
3/31/2008                      9449                9481               9932
4/30/2008                      9822                9860              10465
5/31/2008                     10200               10243              10952
6/30/2008                      9338                9366              10276
7/31/2008                      9647                9685              10349
8/31/2008                     10048               10094              10730
9/30/2008                      9443                9488               9823
10/31/2008                     7425                7459               7781
11/30/2008                     6671                6692               6910
12/31/2008                     6978                7006               7279
1/31/2009                      6170                6174               6458
2/28/2009                      5380                5384               5733
3/31/2009                      5963                5968               6198
4/30/2009                      7401                7408               7223
5/31/2009                      7694                7703               7406
6/30/2009                      7720                7732               7531
7/31/2009                      8526                8543               8233
8/31/2009                      8808                8828               8336
9/30/2009                      9465                9488               8829
10/31/2009                     8757                8781               8381




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                              SINCE INCEPTION
                                                      ONE YEAR   THREE YEAR        (03/01/06)
                                                      --------   ----------   ---------------
RYDEXSGI S&P SMALLCAP 600 PURE GROWTH ETF..........     17.93%       -4.16%            -3.55%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH TOTAL RETURN
  INDEX............................................     17.72%       -4.15%            -3.48%
S&P SMALLCAP 600 GROWTH TOTAL RETURN INDEX.........      7.72%       -5.74%            -4.70%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  19




RYDEX/SGI S&P SMALLCAP 600 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CROCS, INC.                                                                3.94%
TRUE RELIGION APPAREL, INC.                                                1.90%
INTEVAC, INC.                                                              1.75%
RUTH'S HOSPITALITY GROUP, INC.                                             1.68%
KULICKE & SOFFA INDUSTRIES, INC.                                           1.52%
WRIGHT EXPRESS CORP.                                                       1.49%
NUTRISYSTEM, INC.                                                          1.38%
COMMVAULT SYSTEMS, INC.                                                    1.35%
SHUFFLE MASTER, INC.                                                       1.25%
ST. MARY LAND & EXPLORATION CO.                                            1.14%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       29.87
Consumer Discretionary                       22.82
Health Care                                  13.00
Energy                                       10.42
Industrials                                   8.79
Financials                                    8.15
Consumer Staples                              3.69
Materials                                     2.76
Telecommunication Services                    0.50




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

20



RYDEX/SGI S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Consumer Discretionary ETF returned 34.20% compared to its benchmark S&P Equal Weight Consumer Discretionary Total Return Index (34.33%) and the capitalization-weighted S&P Consumer Discretionary Total Return Index (20.70%). The fund achieved over 99% correlation to its benchmark on a daily basis.

Consumer discretionary stocks were hit hard by recession and reduced consumer spending. However, as the economy has pulled through the recession, consumer discretionary stocks have enjoyed a strong recovery in prices.

Specialty retail (39.44%) was the biggest contributor to performance. Leisure equipment and products (-6.07) was the biggest detractor.

AutoNation Inc., Ford Motor Co. and Wyndham Worldwide Corp. were among the stocks with largest positive contributions to performance for the year. Motors Liquidation Co., Jones Apparel Group Inc. and Liz Claiborne Inc. were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                               RYDEX SGI S&P                             S&P EQUAL
                               EQUAL WEIGHT            S&P 500        WEIGHT CONSUMER
                          CONSUMER DISCRETIONARY    TOTAL RETURN    DISCRETIONARY TOTAL
                                  ETF(A)              INDEX(B)        RETURN INDEX(C)
                          ----------------------    ------------    -------------------
11/1/2006                          10000                10000              10000
11/30/2006                         10313                10264              10314
12/31/2006                         10431                10408              10436
1/31/2007                          10767                10566              10779
2/28/2007                          10593                10359              10608
3/31/2007                          10567                10475              10586
4/30/2007                          10953                10939              10976
5/31/2007                          11292                11321              11322
6/30/2007                          10997                11133              11034
7/31/2007                          10202                10787              10240
8/31/2007                          10081                10949              10123
9/30/2007                           9929                11359               9978
10/31/2007                          9960                11539              10027
11/30/2007                          9206                11057               9270
12/31/2007                          8749                10980               8809
1/31/2008                           8875                10322               8939
2/29/2008                           8297                 9986               8340
3/31/2008                           8299                 9943               8335
4/30/2008                           8649                10427               8690
5/31/2008                           8636                10562               8687
6/30/2008                           7455                 9672               7496
7/31/2008                           7532                 9591               7577
8/31/2008                           8081                 9729               8133
9/30/2008                           7479                 8862               7537
10/31/2008                          5652                 7374               5702
11/30/2008                          4855                 6845               4902
12/31/2008                          5159                 6918               5217
1/31/2009                           4523                 6335               4574
2/28/2009                           4076                 5660               4125
3/31/2009                           4688                 6156               4743
4/30/2009                           6171                 6745               6250
5/31/2009                           6120                 7122               6193
6/30/2009                           6040                 7137               6104
7/31/2009                           6934                 7676               7013
8/31/2009                           7423                 7953               7510
9/30/2009                           7884                 8250               7980
10/31/2009                          7583                 8097               7660




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEXSGI S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF......     34.20%            -8.81%
S&P EQUAL WEIGHT CONSUMER DISCRETIONARY TOTAL RETURN
  INDEX...................................................     34.33%            -8.51%
S&P 500 TOTAL RETURN INDEX................................      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  21




RYDEX/SGI S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
AMAZON.COM, INC.                                                           1.74%
HARMAN INTERNATIONAL INDUSTRIES, INC.                                      1.52%
MCGRAW-HILL COS., INC.                                                     1.42%
WYNDHAM WORLDWIDE CORP.                                                    1.41%
FAMILY DOLLAR STORES, INC.                                                 1.41%
STANLEY WORKS(THE)                                                         1.41%
NIKE, INC. -- CLASS B                                                      1.40%
DEVRY, INC.                                                                1.39%
LIMITED BRANDS, INC.                                                       1.38%
H&R BLOCK, INC.                                                            1.38%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Specialty Retail                             21.52
Media                                        19.95
Household Durables                           14.36
Hotels, Restaurants & Leisure                11.99
Multiline Retail                             10.62
Textiles, Apparel & Luxury Goods              5.29
Diversified Consumer Services                 3.87
Leisure Equipment & Products                  3.44
Internet & Catalog Retail                     2.96
Automobiles                                   2.65
Auto Components                               2.14
Distributors                                  1.21




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

22



RYDEX/SGI S&P EQUAL WEIGHT CONSUMER STAPLES ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Consumer Staples ETF returned 19.60%. For the same period, its benchmark, the S&P Equal Weight Consumer Staples Total Return Index, returned 20.12% while the cap-weighted S&P Consumer Staples Total Return Index delivered a 8.38% return. The fund achieved over 99% correlation to its benchmark on a daily basis.

Consumer staples stocks held up well during the economic crisis in 2008 and early 2009. Although consumer staples stocks have not enjoyed the same rebound in prices since market lows in March of 2009, their defensive nature also helped them not to be beaten down as much as other sectors.

Beverages (39.11%) and food & staples retailing (25.64%) were the biggest contributors to performance. None of the industries that the fund held during the period had negative performance.

Whole Foods Market Inc., Coca-Cola Enterprises Inc. and Pepsi Bottling Group Inc. were among the stocks with largest positive contributions to performance for the year. Campbell Soup Co., Kroger Co., and Dean Foods Co. were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                            RYDEX SGI S&P                        S&P EQUAL
                            EQUAL WEIGHT         S&P 500      WEIGHT CONSUMER
                          CONSUMER STAPLES    TOTAL RETURN     STAPLES TOTAL
                               ETF(A)           INDEX(B)      RETURN INDEX(C)
                          ----------------    ------------    ---------------
11/1/2006                       10000             10000            10000
11/30/2006                      10029             10264            10032
12/31/2006                      10230             10408            10238
1/31/2007                       10416             10566            10429
2/28/2007                       10359             10359            10376
3/31/2007                       10592             10475            10616
4/30/2007                       10952             10939            10977
5/31/2007                       11052             11321            11084
6/30/2007                       10838             11133            10914
7/31/2007                       10421             10787            10498
8/31/2007                       10663             10949            10746
9/30/2007                       10958             11359            11050
10/31/2007                      11146             11539            11252
11/30/2007                      11256             11057            11334
12/31/2007                      11097             10980            11181
1/31/2008                       10327             10322            10410
2/29/2008                       10283              9986            10369
3/31/2008                       10547              9943            10636
4/30/2008                       10713             10427            10802
5/31/2008                       10926             10562            11023
6/30/2008                       10112              9672            10202
7/31/2008                       10381              9591            10480
8/31/2008                       10536              9729            10641
9/30/2008                       10376              8862            10487
10/31/2008                       8931              7374             9029
11/30/2008                       8378              6845             8465
12/31/2008                       8680              6918             8771
1/31/2009                        8381              6335             8471
2/28/2009                        7754              5660             7837
3/31/2009                        8123              6156             8216
4/30/2009                        8781              6745             8891
5/31/2009                        9191              7122             9310
6/30/2009                        9273              7137             9396
7/31/2009                        9938              7676            10075
8/31/2009                       10135              7953            10281
9/30/2009                       10458              8250            10615
10/31/2009                      10681              8097            10847




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEXSGI S&P EQUAL WEIGHT CONSUMER STAPLES ETF............     19.60%             2.22%
S&P EQUAL WEIGHT CONSUMER STAPLES TOTAL RETURN INDEX......     20.12%             2.75%
S&P 500 TOTAL RETURN INDEX................................      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  23




RYDEX/SGI S&P EQUAL WEIGHT CONSUMER STAPLES ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
ESTEE LAUDER COS., INC. -- CLASS A                                         2.75%
SAFEWAY, INC.                                                              2.72%
WHOLE FOODS MARKET, INC.                                                   2.67%
KROGER CO. (THE)                                                           2.65%
GENERAL MILLS, INC.                                                        2.60%
WALGREEN CO.                                                               2.59%
REYNOLDS AMERICAN, INC.                                                    2.55%
SARA LEE CORP.                                                             2.54%
KIMBERLY-CLARK CORP.                                                       2.50%
KELLOGG CO.                                                                2.50%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                33.72
Food & Staples Retailing                     22.64
Beverages                                    18.86
Household Products                            9.83
Tobacco                                       9.81
Personal Products                             5.14




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

24



RYDEX/SGI S&P EQUAL WEIGHT ENERGY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------
For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Energy ETF returned 21.39%. For the same period, its benchmark, the S&P Equal Weight Energy Total Return Index, returned 22.48%, outperforming the cap-weighted S&P Consumer Staples Index's 7.68% total return. The fund achieved over 99% correlation to its benchmark on a daily basis.

The gradually strengthening economy helped increase energy commodity prices. Crude oil prices steadily climbed back to over $75 a barrel at the end of the period from lows just above $30 in December 2008.

The oil, gas & consumable fuels (19.89%) industry and energy equipment & services (26.70%) contributed the most to performance. None of the Rydex/SGI S&P Equal Weight Energy ETF's industries had negative performance during the period.

Pioneer Natural Resources Co., Anadarko Petroleum Corp., and Cameron International Corp. were among the stocks with largest positive contributions to performance for the year. Transocean Ltd., Weatherford International Ltd. and Devon Energy Corp. were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                                                              S&P EQUAL
                           RYDEX SGI S&P       S&P 500      WEIGHT ENERGY
                            EQUAL WEIGHT    TOTAL RETURN     TOTAL RETURN
                           ENERGY ETF(A)      INDEX(B)         INDEX(C)
                           -------------    ------------    -------------
11/1/2006                      10000            10000           10000
11/30/2006                     10951            10264           10956
12/31/2006                     10364            10408           10373
1/31/2007                      10383            10566           10398
2/28/2007                      10307            10359           10324
3/31/2007                      10934            10475           10960
4/30/2007                      11604            10939           11640
5/31/2007                      12515            11321           12561
6/30/2007                      12639            11133           12691
7/31/2007                      12446            10787           12502
8/31/2007                      12338            10949           12397
9/30/2007                      13302            11359           13376
10/31/2007                     14027            11539           14113
11/30/2007                     13397            11057           13493
12/31/2007                     14634            10980           14728
1/31/2008                      12942            10322           13026
2/29/2008                      14318             9986           14421
3/31/2008                      14036             9943           14145
4/30/2008                      15306            10427           15435
5/31/2008                      16516            10562           16668
6/30/2008                      17269             9672           17438
7/31/2008                      14244             9591           14375
8/31/2008                      14084             9729           14217
9/30/2008                      11463             8862           11568
10/31/2008                      8518             7374            8600
11/30/2008                      7935             6845            8028
12/31/2008                      7491             6918            7580
1/31/2009                       7566             6335            7665
2/28/2009                       6682             5660            6773
3/31/2009                       6899             6156            7000
4/30/2009                       7977             6745            8102
5/31/2009                       9442             7122            9596
6/30/2009                       8492             7137            8632
7/31/2009                       9197             7676            9354
8/31/2009                       9334             7953            9498
9/30/2009                      10232             8250           10418
10/31/2009                     10340             8097           10533




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEXSGI S&P EQUAL WEIGHT ENERGY ETF......................     21.39%             1.12%
S&P EQUAL WEIGHT ENERGY TOTAL RETURN INDEX................     22.48%             1.75%
S&P 500 TOTAL RETURN INDEX................................      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  25




RYDEX/SGI S&P EQUAL WEIGHT ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
PIONEER NATURAL RESOURCES CO.                                              2.97%
ENSCO INTERNATIONAL, INC.                                                  2.80%
SUNOCO, INC.                                                               2.73%
CONOCOPHILLIPS                                                             2.70%
HALLIBURTON CO.                                                            2.65%
CHEVRON CORP.                                                              2.65%
WILLIAMS COS., INC. (The)                                                  2.60%
CABOT OIL & GAS CORP.                                                      2.58%
NABORS INDUSTRIES, LTD.                                                    2.58%
EXXON MOBIL CORP.                                                          2.58%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  69.67
Energy Equipment & Services                  30.33




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

26



RYDEX/SGI S&P EQUAL WEIGHT FINANCIALS ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Financials ETF returned 3.15%. For the same period, its benchmark, the S&P Equal Weight Financials Total Return Index, returned 4.61%. Rydex/SGI S&P Equal Weight Financials ETF achieved a daily correlation of over 99% to its benchmark on a daily basis.

It's been a hard year for financials, which were already struggling before the massive credit crisis hit. Subprime mortgage exposure has led to huge losses for financial stocks. Commercial real estate, a current hot topic, is weighing heavily on the sector. However, the massive injections by the government and Federal Reserve to shore up the financial sector has helped and led to a slight gain over the past year.

Adding significantly to the losses in this sector were commercial banks (-25.74%), diversified financial services (-22.85%) and thrifts & mortgage finance (-23.93%). On the plus side, insurance (34.28%) and capital markets (17.78%) helped give Rydex/SGI S&P Equal Weight Financials ETF a boost.

XL Capital Ltd. (Class A), Genworth Financial Inc. (Class A) and CB Richard Ellis Group Inc. (Class A) were among the stocks bringing the largest positive contributions to performance for the year. American Capital Ltd., Developers Diversified Realty Corp. and CitiGroup Inc. were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                                                 S&P
                                           500 /CITIGROUP
                             RYDEX S&P       PURE VALUE        S&P VALUE
                             500 PURE       TOTAL RETURN     TOTAL RETURN
                           VALUE ETF(A)       INDEX(B)         INDEX(C)
                           ------------    --------------    ------------
3/1/2006                       10000            10000            10000
3/31/2006                      10070            10070            10077
4/30/2006                      10378            10382            10357
5/31/2006                      10218            10218            10104
6/30/2006                      10315            10323            10138
7/31/2006                      10264            10273            10240
8/31/2006                      10435            10450            10396
9/30/2006                      10622            10640            10673
10/31/2006                     11027            11053            11029
11/30/2006                     11287            11317            11227
12/31/2006                     11481            11519            11497
1/31/2007                      11733            11775            11700
2/28/2007                      11784            11831            11502
3/31/2007                      11922            11972            11651
4/30/2007                      12335            12392            12140
5/31/2007                      12683            12748            12604
6/30/2007                      12465            12529            12345
7/31/2007                      11731            11793            11860
8/31/2007                      11697            11765            12019
9/30/2007                      11812            11881            12393
10/31/2007                     11888            11961            12523
11/30/2007                     11315            11396            11914
12/31/2007                     11009            11094            11727
1/31/2008                      11253            11345            11318
2/29/2008                      10078            10151            10728
3/31/2008                       9729             9796            10678
4/30/2008                      10063            10137            11076
5/31/2008                       9944            10020            11089
6/30/2008                       8430             8498             9846
7/31/2008                       8494             8566             9979
8/31/2008                       8917             8996            10113
9/30/2008                       8293             8362             9356
10/31/2008                      6450             6495             7756
11/30/2008                      5578             5615             7060
12/31/2008                      5720             5783             7127
1/31/2009                       4803             4853             6261
2/28/2009                       3772             3808             5442
3/31/2009                       4282             4322             5979
4/30/2009                       5646             5710             6639
5/31/2009                       6360             6439             7062
6/30/2009                       6180             6257             7026
7/31/2009                       6965             7068             7618
8/31/2009                       7983             8110             8033




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEXSGI S&P EQUAL WEIGHT FINANCIALS ETF..................      3.15%           -21.96%
S&P EQUAL WEIGHT FINANCIALS TOTAL RETURN INDEX............      4.61%           -20.98%
S&P 500 TOTAL RETURN INDEX................................      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  27




RYDEX/SGI S&P EQUAL WEIGHT FINANCIALS ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SLM CORP.                                                                  1.52%
PNC FINANCIAL SERVICES GROUP, INC.                                         1.49%
AMERIPRISE FINANCIAL, INC.                                                 1.47%
T. ROWE PRICE GROUP, INC.                                                  1.45%
TRAVELERS COS., INC. (THE)                                                 1.45%
MORGAN STANLEY                                                             1.42%
VENTAS, INC.                                                               1.42%
U.S. BANCORP.                                                              1.41%
HEALTH CARE REIT, INC.                                                     1.41%
INTERCONTINENTALEXCHANGE, INC.                                             1.41%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                    26.42
Capital Markets                              18.12
Real Estate Investment Trusts (REITs)        17.80
Commercial Banks                             16.90
Diversified Financial Services               11.42
Consumer Finance                              5.50
Thrifts & Mortgage Finance                    2.71
Real Estate Management & Development          1.13




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

28



RYDEX/SGI S&P EQUAL WEIGHT HEALTH CARE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------
For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Health Care ETF returned 20.31%. For the same period, its benchmark, the S&P Equal Weight Health Care Total Return Index, returned 21.31% while the cap-weighted S&P Health Care Index delivered a 6.79% return. The fund achieved over 99% correlation to its benchmark on a daily basis.

With recovering financial markets, the health-care sector enjoyed a series of large merger and acquisition deals. Schering-Plough announced a reverse merger with Merck & Co. in March 2009, creating the second largest pharmaceuticals manufacturer in the world. Health-care reform continues to be a hotly debated topic and is weighing on health-care stocks.

Health-care providers & services (36.39%) and pharmaceuticals (28.60%) contributed the most to performance for the year. The biotechnology (-16.34%) industry detracted from performance.

Tenet Healthcare Corp, Schering-Plough Corp and Life Technologies Corp. were among the stocks with largest positive contributions to performance for the year. Genzyme Corp., Celgene Corp. and Cephalon Inc. were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                          RYDEX SGI S&P                       S&P EQUAL
                           EQUAL WEIGHT       S&P 500       WEIGHT HEALTH
                           HEALTH CARE     TOTAL RETURN       CARE TOTAL
                              ETF(A)         INDEX(B)      RETURN INDEX(C)
                          -------------    ------------    ---------------
11/1/2006                     10000            10000            10000
11/30/2006                    10111            10264            10121
12/31/2006                    10309            10408            10324
1/31/2007                     10782            10566            10803
2/28/2007                     10651            10359            10675
3/31/2007                     10743            10475            10784
4/30/2007                     11490            10939            11540
5/31/2007                     11737            11321            11793
6/30/2007                     11441            11133            11500
7/31/2007                     11032            10787            11093
8/31/2007                     11145            10949            11213
9/30/2007                     11555            11359            11631
10/31/2007                    11737            11539            11820
11/30/2007                    11687            11057            11898
12/31/2007                    11424            10980            11635
1/31/2008                     11120            10322            11329
2/29/2008                     10877             9986            11085
3/31/2008                     10419             9943            10626
4/30/2008                     10746            10427            10964
5/31/2008                     10912            10562            11138
6/30/2008                     10336             9672            10553
7/31/2008                     11014             9591            11252
8/31/2008                     11184             9729            11432
9/30/2008                     10317             8862            10552
10/31/2008                     8572             7374             8777
11/30/2008                     7894             6845             8085
12/31/2008                     8377             6918             8591
1/31/2009                      8410             6335             8627
2/28/2009                      7558             5660             7752
3/31/2009                      8003             6156             8215
4/30/2009                      8488             6745             8726
5/31/2009                      9128             7122             9396
6/30/2009                      9335             7137             9617
7/31/2009                      9910             7676            10215
8/31/2009                     10298             7953            10620
9/30/2009                     10602             8250            10942
10/31/2009                    10313             8097            10646




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEXSGI S&P EQUAL WEIGHT HEALTH CARE ETF.................     20.31%             1.03%
S&P EQUAL WEIGHT HEALTH CARE TOTAL RETURN INDEX...........     21.31%             2.11%
S&P 500 TOTAL RETURN INDEX................................      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  29




RYDEX/SGI S&P EQUAL WEIGHT HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
ABBOTT LABORATORIES                                                        2.16%
QUEST DIAGNOSTICS, INC.                                                    2.16%
LABORATORY CORP. OF AMERICA HOLDINGS                                       2.12%
IMS HEALTH, INC.                                                           2.09%
HOSPIRA, INC.                                                              2.04%
WATERS CORP.                                                               2.03%
CAREFUSION CORP.                                                           2.03%
ZIMMER HOLDINGS, INC.                                                      2.02%
ELI LILLY & CO.                                                            2.02%
AMERISOURCEBERGEN CORP.                                                    2.01%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Health Care Providers & Services             30.17
Health Care Equipment & Supplies             24.27
Pharmaceuticals                              23.31
Biotechnology                                10.62
Life Sciences Tools & Services                9.55
Health Care Technology                        2.08




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

30



RYDEX/SGI S&P EQUAL WEIGHT INDUSTRIALS ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------
For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Industrials ETF returned 13.84% compared to its benchmark S&P Equal Weight Industrials Total Return Index (15.01%) and the capitalization-weighted S&P Industrials Index (2.65%). The fund achieved over 99% correlation to its benchmark on a daily basis.[*]

Industrial stocks have enjoyed a recovery due to the gradually improving economy. Machinery (36.26%) was the biggest contributor to performance. Road & rail (-9.60%) and airlines (-28.52%) detracted from performance.

Flowserve Corp., Cummins Inc. and Rockwell Automation Inc. were among the stocks with largest positive contributions to performance for the year. Manitowoc Co., Southwest Airlines Co. and Tyco International Ltd. were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                                                                     S&P EQUAL
                             RYDEX SGI S&P         S&P 500      WEIGHT INDUSTRIALS
                             EQUAL WEIGHT       TOTAL RETURN       TOTAL RETURN
                          INDUSTRIALS ETF(A)      INDEX(B)           INDEX(C)
                          ------------------    ------------    ------------------
11/1/2006                        10000              10000              10000
11/30/2006                       10360              10264              10365
12/31/2006                       10335              10408              10343
1/31/2007                        10713              10566              10726
2/28/2007                        10678              10359              10694
3/31/2007                        10720              10475              10742
4/30/2007                        11264              10939              11294
5/31/2007                        11908              11321              11947
6/30/2007                        11922              11133              11963
7/31/2007                        11846              10787              11894
8/31/2007                        11793              10949              11840
9/30/2007                        12147              11359              12202
10/31/2007                       12201              11539              12253
11/30/2007                       11825              11057              11858
12/31/2007                       11937              10980              11971
1/31/2008                        11248              10322              11282
2/29/2008                        11061               9986              11098
3/31/2008                        11159               9943              11201
4/30/2008                        11883              10427              11935
5/31/2008                        12377              10562              12439
6/30/2008                        10897               9672              10945
7/31/2008                        10874               9591              10927
8/31/2008                        11212               9729              11271
9/30/2008                         9661               8862               9715
10/31/2008                        7672               7374               7724
11/30/2008                        7208               6845               7259
12/31/2008                        7438               6918               7500
1/31/2009                         6667               6335               6725
2/28/2009                         5665               5660               5712
3/31/2009                         6084               6156               6143
4/30/2009                         7410               6745               7487
5/31/2009                         7513               7122               7593
6/30/2009                         7470               7137               7554
7/31/2009                         8174               7676               8271
8/31/2009                         8595               7953               8700
9/30/2009                         9056               8250               9178
10/31/2009                        8735               8097               8884




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEXSGI S&P EQUAL WEIGHT INDUSTRIALS ETF.................     13.84%            -4.41%
S&P EQUAL WEIGHT INDUSTRIALS TOTAL RETURN INDEX...........     15.01%            -3.87%
S&P 500 TOTAL RETURN INDEX................................      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  31




RYDEX/SGI S&P EQUAL WEIGHT INDUSTRIALS ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
STERICYCLE, INC.                                                           2.03%
ILLINOIS TOOL WORKS, INC.                                                  1.93%
DUN & BRADSTREET CORP.                                                     1.93%
W.W. GRAINGER, INC.                                                        1.93%
CATERPILLAR, INC.                                                          1.92%
EATON CORP.                                                                1.90%
AVERY DENNISON CORP.                                                       1.89%
DEERE & CO.                                                                1.88%
FLOWSERVE CORP.                                                            1.88%
NORFOLK SOUTHERN CORP.                                                     1.88%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Commercial Services & Supplies               21.31
Aerospace & Defense                          21.14
Machinery                                    20.23
Road & Rail                                   8.78
Air Freight & Logistics                       6.91
Industrial Conglomerates                      5.16
Electrical Equipment                          5.01
Construction & Engineering                    4.74
Trading Companies & Distributors              3.57
Airlines                                      1.61
Building Products                             1.54




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

32



RYDEX/SGI S&P EQUAL WEIGHT MATERIALS ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Materials ETF returned 35.82% compared to the benchmark S&P Equal Weight Materials Total Return Index's 37.18% return and the capitalization-weighted S&P Materials Index's 16.43% return. The fund achieved over 99% correlation to its benchmark on a daily basis.

Commodities enjoyed a rebound in prices after falling for most of the second half of 2008 from the global economic crisis. Firming commodities prices, and signs of increased demand as the economy pulled itself out of recession, has led to higher corporate profits.

Metals & mining (47.63%) was the largest contributor to performance, followed by chemicals (29.23%). None of the industries had a negative impact on performance for the year.

Freeport-McMoRan Copper & Gold Inc., Newmont Mining Corp. and CF Industries Holding Inc. were among the stocks with the largest positive contributions to performance for the year. Ashland Inc., Titanium Metals Corp., and Monsanto Co. were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                                                                  S&P EQUAL
                            RYDEX SGI S&P        S&P 500      WEIGHT MATERIALS
                            EQUAL WEIGHT      TOTAL RETURN      TOTAL RETURN
                          MATERIALS ETF(A)      INDEX(B)          INDEX (C)
                          ----------------    ------------    ----------------
11/1/2006                       10000             10000             10000
11/30/2006                      10555             10264             10560
12/31/2006                      10690             10408             10698
1/31/2007                       11090             10566             11104
2/28/2007                       11334             10359             11355
3/31/2007                       11533             10475             11557
4/30/2007                       11780             10939             11811
5/31/2007                       12284             11321             12321
6/30/2007                       12122             11133             12216
7/31/2007                       11826             10787             11921
8/31/2007                       11676             10949             11777
9/30/2007                       12273             11359             12386
10/31/2007                      12402             11539             12523
11/30/2007                      11831             11057             11947
12/31/2007                      11775             10980             11892
1/31/2008                       11279             10322             11398
2/29/2008                       11231              9986             11352
3/31/2008                       11191              9943             11316
4/30/2008                       11672             10427             11811
5/31/2008                       12127             10562             12279
6/30/2008                       10997              9672             11146
7/31/2008                       11148              9591             11303
8/31/2008                       11229              9729             11389
9/30/2008                        9498              8862              9653
10/31/2008                       7359              7374              7491
11/30/2008                       6816              6845              6955
12/31/2008                       6895              6918              7035
1/31/2009                        6142              6335              6270
2/28/2009                        5497              5660              5612
3/31/2009                        6375              6156              6525
4/30/2009                        8112              6745              8313
5/31/2009                        8752              7122              8975
6/30/2009                        8771              7137              9001
7/31/2009                        9742              7676             10003
8/31/2009                       10060              7953             10335
9/30/2009                       10626              8250             10924
10/31/2009                       9995              8097             10277




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                      SINCE INCEPTION
                                           ONE YEAR        (11/01/06)
                                           --------   ---------------
RYDEX/SGI S&P EQUAL WEIGHT MATERIALS
  ETF...................................     35.82%            -0.02%
S&P EQUAL WEIGHT MATERIALS TOTAL RETURN
  INDEX.................................     37.18%             0.92%
S&P 500 TOTAL RETURN INDEX..............      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  33




RYDEX/SGI S&P EQUAL WEIGHT MATERIALS ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD, INC.                                       3.85%
MEADWESTVACO CORP.                                                         3.66%
PRAXAIR, INC.                                                              3.61%
SIGMA-ALDRICH CORP.                                                        3.58%
INTERNATIONAL FLAVORS & FRAGRANCES, INC.                                   3.57%
BALL CORP.                                                                 3.55%
NEWMONT MINING COORP                                                       3.55%
AIR PRODUCTS & CHEMICALS, INC.                                             3.53%
EASTMAN CHEMICAL CO.                                                       3.53%
INTERNATIONAL PAPER CO.                                                    3.51%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals                                    44.54
Metals & Mining                              25.14
Containers & Packaging                       16.82
Paper & Forest Products                      10.58
Construction Materials                        2.92




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

34



RYDEX/SGI S&P EQUAL WEIGHT TECHNOLOGY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Technology ETF returned 33.94% compared to its benchmark S&P Equal Weight Technology Total Return Index (35.22%) and the capitalization-weighted S&P Technology Index (31.50%). The fund achieved over 99% correlation to its benchmark on a daily basis.

Technology stocks rose sharply as the economy moved out of recession. Technology companies were able to cut costs amid lower tech spending and have benefited from the recent recovery in the economic environment. Although consumer spending remains weak, new technology products, such as Apple Inc.'s iPhone, stayed in high demand.

Computers & peripherals (60.42%) and semiconductors and semiconductor equipment (25.48%) were the biggest contributors to performance. Office electronics (-3.77%) detracted from performance.

Sun Microsystems Inc., SanDisk Corp. and NetApp Inc. were among the stocks with largest positive contributions to performance for the year. Unisys Corp., MEMC Electronic Materials Inc. and Flir Systems were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                                                                    S&P EQUAL
                            RYDEX SGI S&P         S&P 500      WEIGHT INFORMATION
                             EQUAL WEIGHT      TOTAL RETURN     TECHNOLOGY TOTAL
                          TECHNOLOGY ETF(A)      INDEX(B)        RETURN INDEX(C)
                          -----------------    ------------    ------------------
11/1/2006                       10000              10000              10000
11/30/2006                      10485              10264              10491
12/31/2006                      10316              10408              10327
1/31/2007                       10370              10566              10385
2/28/2007                       10431              10359              10450
3/31/2007                       10377              10475              10400
4/30/2007                       10839              10939              10870
5/31/2007                       11144              11321              11177
6/30/2007                       11205              11133              11243
7/31/2007                       10881              10787              10920
8/31/2007                       10908              10949              10952
9/30/2007                       11149              11359              11199
10/31/2007                      11544              11539              11600
11/30/2007                      10525              11057              10542
12/31/2007                      10503              10980              10525
1/31/2008                        9465              10322               9488
2/29/2008                        9321               9986               9348
3/31/2008                        9179               9943               9208
4/30/2008                        9866              10427               9900
5/31/2008                       10605              10562              10647
6/30/2008                        9466               9672               9511
7/31/2008                        9206               9591               9253
8/31/2008                        9445               9729               9498
9/30/2008                        8030               8862               8080
10/31/2008                       6282               7374               6315
11/30/2008                       5509               6845               5548
12/31/2008                       5700               6918               5750
1/31/2009                        5559               6335               5606
2/28/2009                        5249               5660               5296
3/31/2009                        5991               6156               6052
4/30/2009                        6930               6745               7011
5/31/2009                        7195               7122               7285
6/30/2009                        7180               7137               7273
7/31/2009                        7872               7676               7977
8/31/2009                        8190               7953               8303
9/30/2009                        8773               8250               8898
10/31/2009                       8415               8097               8540




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEX/SGI S&P EQUAL WEIGHT TECHNOLOGY ETF.................     33.94%            -5.59%
S&P EQUAL WEIGHT TECHNOLOGY TOTAL RETURN INDEX............     35.22%            -5.13%
S&P 500 TOTAL RETURN INDEX................................      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  35




RYDEX/SGI S&P EQUAL WEIGHT TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES, INC.                                                  1.61%
LEXMARK INTERNATIONAL, INC. -- CLASS A                                     1.60%
HARRIS CORP.                                                               1.56%
AFFILIATED COMPUTER SERVICES, INC. -- CLASS A                              1.54%
SYMANTEC CORP.                                                             1.54%
MICROSOFT CORP.                                                            1.50%
NETAPP, INC.                                                               1.50%
JABIL CIRCUIT, INC.                                                        1.50%
GOOGLE, INC. -- CLASS A                                                    1.49%
TERADATA CORP.                                                             1.46%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors & Semiconductor Equipment     22.30
Software                                     20.44
Computers & Peripherals                      16.37
IT Services                                  14.78
Communications Equipment                     10.02
Electronic Equipment & Instruments            8.04
Internet Software & Services                  6.96
Office Electronics                            1.09




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

36



RYDEX/SGI S&P EQUAL WEIGHT UTILITIES ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, Rydex/SGI S&P Equal Weight Utilities ETF returned 6.97% while its benchmark, the S&P Equal Weight Utilities Total Return Index, returned 7.64%, as opposed to the cap-weighted S&P Utilities Index return of 2.06%. The fund had a 98% correlation to its benchmark on a daily basis. The ETF outperformed the cap-weighted index for the year -- mostly due to the telecom exposure in the ETF that is not present in the S&P Equal Weight Total Return Index.

Utilities tend to be a more defensive, low-beta sector. Diversified telecommunication services (27.70%) was the biggest contributor to performance while electric utilities (-4.83%) was the largest detractor.

Sprint Nextel Corp., AES Corp. and Embarq were among the stocks with largest positive contributions to performance for the year. Dynegy Inc. (Class A), MetroPCS Communications Inc. and Pepco Holdings Inc. were among the stocks with the largest negative contributions to performance.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2009

(Performance Graph)

                                                                  S&P EQUAL
                            RYDEX SGI S&P        S&P 500      WEIGHT UTILITIES
                            EQUAL WEIGHT      TOTAL RETURN      TOTAL RETURN
                          UTILITIES ETF(A)      INDEX(B)          INDEX(C)
                          ----------------    ------------    ----------------
11/1/2006                       10000             10000             10000
11/30/2006                      10259             10264             10262
12/31/2006                      10437             10408             10446
1/31/2007                       10448             10566             10458
2/28/2007                       10833             10359             10849
3/31/2007                       11216             10475             11240
4/30/2007                       11597             10939             11628
5/31/2007                       11840             11321             11878
6/30/2007                       11271             11133             11307
7/31/2007                       10810             10787             10846
8/31/2007                       10979             10949             11021
9/30/2007                       11290             11359             11337
10/31/2007                      11641             11539             11701
11/30/2007                      11544             11057             11609
12/31/2007                      11515             10980             11585
1/31/2008                       10620             10322             10673
2/29/2008                       10019              9986             10059
3/31/2008                       10045              9943             10092
4/30/2008                       10559             10427             10619
5/31/2008                       11149             10562             11215
6/30/2008                       10866              9672             10939
7/31/2008                       10347              9591             10419
8/31/2008                       10405              9729             10480
9/30/2008                        9243              8862              9308
10/31/2008                       7960              7374              8021
11/30/2008                       8082              6845              8162
12/31/2008                       7965              6918              8063
1/31/2009                        7969              6335              8063
2/28/2009                        7055              5660              7126
3/31/2009                        7326              6156              7415
4/30/2009                        7520              6745              7617
5/31/2009                        7871              7122              7979
6/30/2009                        8216              7137              8314
7/31/2009                        8546              7676              8653
8/31/2009                        8576              7953              8683
9/30/2009                        8895              8250              9016
10/31/2009                       8513              8097              8634




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                        SINCE INCEPTION
                                                             ONE YEAR        (11/01/06)
                                                             --------   ---------------
RYDEX/SGI S&P EQUAL WEIGHT UTILITIES ETF..................      6.97%            -5.22%
S&P EQUAL WEIGHT UTILITIES TOTAL RETURN INDEX.............      7.64%            -4.78%
S&P 500 TOTAL RETURN INDEX................................      9.80%            -6.80%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                               ANNUAL REPORT  37




RYDEX/SGI S&P EQUAL WEIGHT UTILITIES ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
QUESTAR CORP.                                                              2.56%
DTE ENERGY CO.                                                             2.48%
QWEST COMMUNICATIONS INTERNATIONAL, INC.                                   2.48%
CENTURYTEL, INC.                                                           2.42%
TECO ENERGY, INC.                                                          2.40%
CENTERPOINT ENERGY, INC.                                                   2.38%
SEMPRA ENERGY                                                              2.38%
EQT CORP.                                                                  2.37%
VERIZON COMMUNICATIONS, INC.                                               2.37%
WINDSTREAM CORP.                                                           2.37%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Multi-Utilities                              34.97
Electric Utilities                           31.20
Diversified Telecommunication Services       14.35
Gas Utilities                                 7.34
Independent Power Producers & Energy
  Traders                                     6.59
Wireless Telecommunication Services           5.55




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

38



RYDEX/SGI S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 0.3%
  Northrop Grumman Corp. .....    1,825       $91,487
                                          -----------
TOTAL AEROSPACE & DEFENSE                      91,487
                                          -----------
  AUTO COMPONENTS 2.0%
  Goodyear Tire & Rubber
     Co.(The)*................   36,803       474,023
  Johnson Controls, Inc. .....    5,735       137,181
                                          -----------
TOTAL AUTO COMPONENTS                         611,204
                                          -----------
  AUTOMOBILES 1.9%
  Ford Motor Co.*.............   82,885       580,195
                                          -----------
TOTAL AUTOMOBILES                             580,195
                                          -----------
  BEVERAGES 0.7%
  Coca-Cola Enterprises,
     Inc. ....................   10,230       195,086
                                          -----------
TOTAL BEVERAGES                               195,086
                                          -----------
  BUILDING PRODUCTS 0.6%
  Masco Corp. ................   16,434       193,100
                                          -----------
TOTAL BUILDING PRODUCTS                       193,100
                                          -----------
  CAPITAL MARKETS 3.1%
  Ameriprise Financial,
     Inc. ....................    4,369       151,473
  Legg Mason, Inc. ...........    7,790       226,767
  Morgan Stanley..............   17,119       549,862
                                          -----------
TOTAL CAPITAL MARKETS                         928,102
                                          -----------
  CHEMICALS 2.4%
  Air Products & Chemicals,
     Inc. ....................    1,840       141,919
  Dow Chemical Co.(The).......    9,900       232,452
  Du Pont (E.I.) de Nemours &
     Co. .....................    4,420       140,644
  Eastman Chemical Co. .......    3,870       203,214
                                          -----------
TOTAL CHEMICALS                               718,229
                                          -----------
  COMMERCIAL BANKS 3.8%
  BB&T Corp. .................    3,505        83,805
  Comerica, Inc. .............   10,639       295,232
  Fifth Third Bancorp.........   24,667       220,523
  Huntington Bancshares,
     Inc. ....................   22,683        86,422
  KeyCorp.....................   12,479        67,262
  Marshall & Ilsley Corp. ....   13,719        72,985
  Regions Financial Corp. ....   17,994        87,091
  SunTrust Banks, Inc. .......    6,499       124,196
  U.S. Bancorp................    3,067        71,216
  Zions Bancorp...............    2,825        40,002
                                          -----------
TOTAL COMMERCIAL BANKS                      1,148,734
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 1.4%
  Avery Dennison Corp. .......    2,680        95,542
  R.R. Donnelley & Sons Co. ..   16,154       324,372
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          419,914
                                          -----------
  COMPUTERS & PERIPHERALS 0.6%
  Sun Microsystems, Inc.*.....   21,644       177,048
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 177,048
                                          -----------
  CONSUMER FINANCE 0.5%
  Capital One Financial
     Corp. ...................    3,690       135,054
                                          -----------
TOTAL CONSUMER FINANCE                        135,054
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 1.6%
  Bank of America Corp. ......   15,207       221,718
  Citigroup, Inc. ............   37,413       153,019
  JPMorgan Chase & Co. .......    2,680       111,944
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          486,681
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.7%
  AT&T, Inc. .................    2,895        74,315
  CenturyTel, Inc. ...........    6,782       220,144
  Frontier Communications
     Corp. ...................   14,999       107,543
  Qwest Communications
     International, Inc. .....   57,012       204,673
  Verizon Communications,
     Inc. ....................    2,538        75,099
  Windstream Corp. ...........   14,719       141,891
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    823,665
                                          -----------
  ELECTRIC UTILITIES 1.9%
  American Electric Power Co.,
     Inc. ....................    2,655        80,234
  Duke Energy Corp. ..........    7,120       112,639
  Pepco Holdings, Inc. .......    8,544       127,562
  Pinnacle West Capital
     Corp. ...................    5,160       161,611
  Progress Energy, Inc. ......    2,680       100,580
                                          -----------
TOTAL ELECTRIC UTILITIES                      582,626
                                          -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
  Jabil Circuit, Inc. ........   39,458       527,948
  Molex, Inc. ................    5,320        99,324
                                          -----------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                                 627,272
                                          -----------
  FOOD & STAPLES RETAILING 2.0%
  SUPERVALU, Inc. ............   37,473       594,697
                                          -----------
TOTAL FOOD & STAPLES RETAILING                594,697
                                          -----------
  FOOD PRODUCTS 1.4%
  ConAgra Foods, Inc. ........    4,582        96,222
  Tyson Foods, Inc. -- Class
     A........................   25,627       320,850
                                          -----------
TOTAL FOOD PRODUCTS                           417,072
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 3.9%
  AmerisourceBergen Corp. ....   13,659       302,547
  McKesson Corp. .............    2,140       125,682
  Tenet Healthcare Corp.*.....  143,400       734,208
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      1,162,437
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 4.6%
  Carnival Corp. .............    6,515       189,717
  Darden Restaurants, Inc. ...    2,570        77,897
  International Game
     Technology...............   13,005       232,009
  Starwood Hotels & Resorts
     Worldwide, Inc. .........    5,685       165,206
  Wyndham Worldwide Corp. ....   42,538       725,273
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         1,390,102
                                          -----------
  HOUSEHOLD DURABLES 2.4%
  Fortune Brands, Inc. .......    1,825        71,084
  Leggett & Platt, Inc. ......    8,679       167,765
  Newell Rubbermaid, Inc. ....   11,895       172,596
  Whirlpool Corp. ............    4,420       316,428
                                          -----------
TOTAL HOUSEHOLD DURABLES                      727,873
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.0%
  Constellation Energy Group,
     Inc. ....................    9,774       302,212
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              302,212
                                          -----------


See Notes to Financial Statements.

                                                               ANNUAL REPORT  39




RYDEX/SGI S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  INDUSTRIAL CONGLOMERATES 1.0%
  General Electric Co. .......    8,135      $116,005
  Textron, Inc. ..............   11,124       197,785
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                313,790
                                          -----------
  INSURANCE 20.9%
  Allstate Corp. .............    6,100       180,377
  American International
     Group, Inc.*.............   14,999       504,266
  Assurant, Inc. .............    2,912        87,156
  Cincinnati Financial
     Corp. ...................    3,259        82,648
  Genworth Financial,
     Inc. -- Class A*.........  152,420     1,618,700
  Hartford Financial Services
     Group, Inc. .............   32,285       791,628
  Lincoln National Corp. .....   16,900       402,727
  Principal Financial Group,
     Inc. ....................    5,345       133,839
  Prudential Financial,
     Inc. ....................    4,785       216,426
  XL Capital, Ltd. -- Class
     A........................  137,755     2,260,560
                                          -----------
TOTAL INSURANCE                             6,278,327
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Eastman Kodak Co.*..........   35,343       132,536
  Mattel, Inc. ...............    4,710        89,161
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            221,697
                                          -----------
  MEDIA 4.7%
  CBS Corp. -- Class B........   48,282       568,279
  Gannett Co., Inc. ..........   52,837       518,859
  Meredith Corp. .............    7,195       194,697
  Time Warner, Inc. ..........    4,022       121,143
                                          -----------
TOTAL MEDIA                                 1,402,978
                                          -----------
  METALS & MINING 2.4%
  AK Steel Holding Corp. .....   18,479       293,262
  Alcoa, Inc. ................   23,643       293,646
  United States Steel Corp. ..    4,260       146,927
                                          -----------
TOTAL METALS & MINING                         733,835
                                          -----------
  MULTI-UTILITIES 3.6%
  Ameren Corp. ...............    4,385       106,731
  CenterPoint Energy, Inc. ...    8,525       107,415
  Consolidated Edison, Inc. ..    2,464       100,235
  DTE Energy Co. .............    3,480       128,690
  Integrys Energy Group,
     Inc. ....................    3,275       113,315
  NiSource, Inc. .............   18,763       242,418
  SCANA Corp. ................    2,184        73,907
  TECO Energy, Inc. ..........    9,910       142,109
  Xcel Energy, Inc. ..........    4,103        77,383
                                          -----------
TOTAL MULTI-UTILITIES                       1,092,203
                                          -----------
  MULTILINE RETAIL 3.1%
  J.C. Penney Co., Inc. ......    7,569       250,761
  Macy's, Inc. ...............   39,313       690,729
                                          -----------
TOTAL MULTILINE RETAIL                        941,490
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 3.2%
  Spectra Energy Corp. .......   11,325       216,534
  Tesoro Corp. ...............   38,178       539,837
  Valero Energy Corp. ........   10,835       196,113
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             952,484
                                          -----------
  PAPER & FOREST PRODUCTS 3.7%
  International Paper Co. ....   21,341       476,118
  MeadWestvaco Corp. .........   21,829       498,356
  Weyerhaeuser Co. ...........    3,870       140,636
                                          -----------
TOTAL PAPER & FOREST PRODUCTS               1,115,110
                                          -----------
  PHARMACEUTICALS 0.4%
  Pfizer, Inc. ...............    6,439       109,656
                                          -----------
TOTAL PHARMACEUTICALS                         109,656
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 7.3%
  Apartment Investment &
     Management Co. -- Class
     A........................   12,929       159,673
  AvalonBay Communities,
     Inc. ....................    1,148        78,959
  Boston Properties, Inc. ....    2,205       133,998
  Equity Residential..........    3,130        90,394
  HCP, Inc. ..................    5,395       159,638
  Health Care REIT, Inc. .....    3,098       137,458
  Host Hotels & Resorts,
     Inc. ....................   39,678       401,145
  Kimco Realty Corp. .........    7,720        97,581
  ProLogis....................   59,632       675,631
  Simon Property Group,
     Inc. ....................    2,013       136,663
  Vornado Realty Trust........    2,206       131,389
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   2,202,529
                                          -----------
  ROAD & RAIL 0.3%
  Ryder System, Inc. .........    2,194        88,967
                                          -----------
TOTAL ROAD & RAIL                              88,967
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
  Analog Devices, Inc. .......    5,540       141,990
  Microchip Technology,
     Inc. ....................    4,905       117,524
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   259,514
                                          -----------
  SPECIALTY RETAIL 5.0%
  AutoNation, Inc.*...........   13,794       237,809
  Limited Brands, Inc. .......   17,444       307,014
  Office Depot, Inc.*.........  159,399       964,364
                                          -----------
TOTAL SPECIALTY RETAIL                      1,509,187
                                          -----------
  TOBACCO 1.6%
  Altria Group, Inc. .........    9,642       174,617
  Philip Morris International,
     Inc. ....................    3,445       163,155
  Reynolds American, Inc. ....    2,894       140,301
                                          -----------
TOTAL TOBACCO                                 478,073
                                          -----------
TOTAL COMMON STOCKS
  (Cost $28,681,341)                       30,012,630
                                          -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.....................   71,994        71,994
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $71,994)                               71,994
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $28,753,335)                       30,084,624
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            16,581
                                          -----------
NET ASSETS--100.0%                        $30,101,205
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.



See Notes to Financial Statements.

40



RYDEX/SGI S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.2%
  Lockheed Martin Corp. .......   2,189      $150,581
  Rockwell Collins, Inc. ......   6,222       313,465
                                          -----------
TOTAL AEROSPACE & DEFENSE                     464,046
                                          -----------
  AIR FREIGHT & LOGISTICS 1.1%
  C.H. Robinson Worldwide,
     Inc. .....................   4,033       222,259
  Expeditors International of
     Washington, Inc. .........   5,743       185,039
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS                 407,298
                                          -----------
  BEVERAGES 0.5%
  PepsiCo, Inc. ...............   3,388       205,143
                                          -----------
TOTAL BEVERAGES                               205,143
                                          -----------
  BIOTECHNOLOGY 1.8%
  Amgen, Inc.*.................   3,231       173,602
  Biogen Idec, Inc.*...........   3,429       144,464
  Celgene Corp.*...............   7,409       378,229
                                          -----------
TOTAL BIOTECHNOLOGY                           696,295
                                          -----------
  CAPITAL MARKETS 2.0%
  Franklin Resources, Inc. ....   2,386       249,647
  Goldman Sachs Group,
     Inc.(The).................   3,158       537,397
                                          -----------
TOTAL CAPITAL MARKETS                         787,044
                                          -----------
  CHEMICALS 1.2%
  Ecolab, Inc. ................   3,783       166,301
  FMC Corp. ...................   5,586       285,444
                                          -----------
TOTAL CHEMICALS                               451,745
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 1.5%
  Dun & Bradstreet Corp. ......   2,491       190,711
  Equifax, Inc. ...............   7,357       201,435
  Robert Half International,
     Inc. .....................   8,400       194,880
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          587,026
                                          -----------
  COMMUNICATIONS EQUIPMENT 3.1%
  Cisco Systems, Inc.*.........  11,359       259,553
  Harris Corp. ................   4,554       189,993
  Motorola, Inc. ..............  61,475       526,841
  QUALCOMM, Inc. ..............   5,023       208,002
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT              1,184,389
                                          -----------
  COMPUTERS & PERIPHERALS 5.9%
  Apple, Inc.*.................   2,782       524,407
  Dell, Inc.*..................  21,509       311,666
  Lexmark International,
     Inc. -- Class A*..........   5,200       132,600
  NetApp, Inc.*................  14,204       384,218
  SanDisk Corp.*...............  26,282       538,255
  Western Digital Corp.*.......  11,369       382,908
                                          -----------
TOTAL COMPUTERS & PERIPHERALS               2,274,054
                                          -----------
  CONSUMER FINANCE 0.9%
  SLM Corp.*...................  33,963       329,441
                                          -----------
TOTAL CONSUMER FINANCE                        329,441
                                          -----------
  CONTAINERS & PACKAGING 0.7%
  Ball Corp. ..................   5,127       252,915
                                          -----------
TOTAL CONTAINERS & PACKAGING                  252,915
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 0.5%
  Apollo Group, Inc. -- Class
     A*........................   3,533       201,734
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           201,734
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 2.8%
  CME Group, Inc. .............   1,001       302,913
  IntercontinentalExchange,
     Inc.*.....................   4,606       461,475
  NYSE Euronext................  12,871       332,715
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        1,097,103
                                          -----------
  ELECTRICAL EQUIPMENT 0.7%
  Rockwell Automation, Inc. ...   6,451       264,168
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    264,168
                                          -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.0%
  Agilent Technologies, Inc.*..  22,364       553,286
  Amphenol Corp. -- Class A....  10,484       420,618
  FLIR Systems, Inc.*..........   6,993       194,475
                                          -----------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                               1,168,379
                                          -----------
  ENERGY EQUIPMENT & SERVICES 6.3%
  Baker Hughes, Inc. ..........   6,127       257,763
  BJ Services Co. .............  20,394       391,565
  Cameron International
     Corp.*....................   7,118       263,152
  ENSCO International, Inc. ...   5,512       252,395
  FMC Technologies, Inc.*......   4,585       241,171
  Nabors Industries, Ltd.*.....  17,821       371,211
  Schlumberger, Ltd. ..........   7,493       466,065
  Smith International, Inc. ...   7,211       199,961
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           2,443,283
                                          -----------
  FOOD & STAPLES RETAILING 0.5%
  Sysco Corp. .................   7,659       202,581
                                          -----------
TOTAL FOOD & STAPLES RETAILING                202,581
                                          -----------
  FOOD PRODUCTS 1.5%
  Campbell Soup Co. ...........   5,691       180,689
  Hershey Co.(The).............   4,898       185,096
  Kellogg Co. .................   3,846       198,223
                                          -----------
TOTAL FOOD PRODUCTS                           564,008
                                          -----------
  GAS UTILITIES 0.5%
  Questar Corp. ...............   4,575       182,268
                                          -----------
TOTAL GAS UTILITIES                           182,268
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.4%
  Intuitive Surgical, Inc.*....   3,220       793,247
  Medtronic, Inc. .............   4,752       169,647
  St Jude Medical, Inc.*.......   4,617       157,347
  Stryker Corp. ...............   3,470       159,620
  Varian Medical Systems,
     Inc.*.....................   6,170       252,847
  Zimmer Holdings, Inc.*.......   3,283       172,587
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES      1,705,295
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 3.1%
  DaVita, Inc.*................   6,284       333,241
  Express Scripts, Inc.*.......   3,846       307,372
  Laboratory Corp. of America
     Holdings*.................   2,095       144,325
  Patterson Cos., Inc.*........   6,336       161,758
  UnitedHealth Group, Inc. ....   9,191       238,506
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      1,185,202
                                          -----------
  HEALTH CARE TECHNOLOGY 0.7%
  IMS Health, Inc. ............  16,476       270,042
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                  270,042
                                          -----------


See Notes to Financial Statements.

                                                               ANNUAL REPORT  41




RYDEX/SGI S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  HOTELS, RESTAURANTS & LEISURE 2.3%
  Starbucks Corp.*.............  21,604      $410,044
  Wynn Resorts Ltd.*...........   5,211       282,540
  Yum! Brands, Inc. ...........   5,866       193,285
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE           885,869
                                          -----------
  HOUSEHOLD DURABLES 0.6%
  Black & Decker Corp. ........   4,950       233,739
                                          -----------
TOTAL HOUSEHOLD DURABLES                      233,739
                                          -----------
  HOUSEHOLD PRODUCTS 0.5%
  Colgate-Palmolive Co. .......   2,605       204,831
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                      204,831
                                          -----------
  INDUSTRIAL CONGLOMERATES 0.6%
  3M Co. ......................   3,397       249,917
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                249,917
                                          -----------
  INSURANCE 0.6%
  Progressive Corp.*...........  13,860       221,760
                                          -----------
TOTAL INSURANCE                               221,760
                                          -----------
  INTERNET & CATALOG RETAIL 1.4%
  Amazon.com, Inc.*............   4,627       549,734
                                          -----------
TOTAL INTERNET & CATALOG RETAIL               549,734
                                          -----------
  INTERNET SOFTWARE & SERVICES 4.6%
  Akamai Technologies, Inc.*...  20,196       444,312
  eBay, Inc.*..................  13,235       294,743
  Google, Inc. -- Class A*.....   1,012       542,553
  VeriSign, Inc.*..............   9,629       219,638
  Yahoo!, Inc.*................  16,413       260,967
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES          1,762,213
                                          -----------
  IT SERVICES 5.2%
  Cognizant Technology
     Solutions Corp. -- Class
     A*........................  16,913       653,687
  Fiserv, Inc.*................   3,960       181,645
  Mastercard, Inc. -- Class A..   2,105       461,037
  Paychex, Inc. ...............   8,077       229,468
  Total System Services,
     Inc. .....................  12,328       196,878
  Western Union Co. ...........  15,058       273,604
                                          -----------
TOTAL IT SERVICES                           1,996,319
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 0.9%
  Waters Corp.*................   6,086       349,519
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          349,519
                                          -----------
  MACHINERY 2.3%
  Caterpillar, Inc. ...........   6,378       351,173
  Danaher Corp. ...............   2,605       177,739
  PACCAR, Inc. ................   9,160       342,675
                                          -----------
TOTAL MACHINERY                               871,587
                                          -----------
  MEDIA 1.1%
  McGraw-Hill Cos., Inc. ......   7,639       219,851
  Viacom, Inc. -- Class B*.....   7,951       219,368
                                          -----------
TOTAL MEDIA                                   439,219
                                          -----------
  METALS & MINING 4.4%
  Freeport-McMoRan Copper &
     Gold, Inc.*...............  13,808     1,012,955
  Nucor Corp. .................   7,628       303,976
  Titanium Metals Corp. .......  46,270       397,922
                                          -----------
TOTAL METALS & MINING                       1,714,853
                                          -----------
  MULTILINE RETAIL 1.7%
  Sears Holdings Corp.*........   9,474       642,906
                                          -----------
TOTAL MULTILINE RETAIL                        642,906
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 9.8%
  Anadarko Petroleum Corp. ....   4,314       262,852
  Apache Corp. ................   2,813       264,760
  Cabot Oil & Gas Corp. .......   6,826       262,596
  Chesapeake Energy Corp. .....  14,527       355,911
  Chevron Corp. ...............   2,950       225,793
  CONSOL Energy, Inc. .........   5,294       226,636
  Denbury Resources, Inc.*.....  10,474       152,920
  Devon Energy Corp. ..........   2,063       133,497
  EOG Resources, Inc. .........   3,637       296,997
  Exxon Mobil Corp. ...........   3,303       236,726
  Hess Corp. ..................   3,440       188,306
  Murphy Oil Corp. ............   5,627       344,035
  Range Resources Corp. .......   3,835       191,942
  Sunoco, Inc. ................   8,785       270,578
  XTO Energy, Inc. ............   8,617       358,123
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           3,771,672
                                          -----------
  PERSONAL PRODUCTS 1.2%
  Avon Products, Inc. .........   7,847       251,496
  Estee Lauder Cos.,
     Inc -- Class A............   5,106       217,005
                                          -----------
TOTAL PERSONAL PRODUCTS                       468,501
                                          -----------
  PHARMACEUTICALS 0.9%
  Forest Laboratories, Inc.*...   6,555       181,377
  Johnson & Johnson, Inc. .....   2,709       159,966
                                          -----------
TOTAL PHARMACEUTICALS                         341,343
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.6%
  CB Richard Ellis Group,
     Inc. -- Class A*..........  58,360       604,026
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 604,026
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
  Altera Corp. ................  10,286       203,560
  MEMC Electronic Materials,
     Inc.*.....................   9,702       120,499
  National Semiconductor
     Corp. ....................  21,469       277,809
  Texas Instruments, Inc. .....  13,443       315,238
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   917,106
                                          -----------
  SOFTWARE 7.7%
  Adobe Systems, Inc.*.........   6,743       222,114
  Autodesk, Inc.*..............  12,944       322,694
  BMC Software, Inc.*..........  10,682       396,943
  Compuware Corp.*.............  19,091       134,782
  Intuit, Inc.*................   7,899       229,624
  Microsoft Corp. .............  11,619       322,195
  Oracle Corp. ................  10,870       229,357
  Red Hat, Inc.*...............  22,228       573,705
  Salesforce.com, Inc.*........   9,452       536,401
                                          -----------

TOTAL SOFTWARE                              2,967,815
                                          -----------
  SPECIALTY RETAIL 4.1%
  Abercrombie & Fitch
     Co. -- Class A............  12,192       400,141
  AutoZone, Inc.*..............   1,543       208,783


See Notes to Financial Statements.

42



RYDEX/SGI S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Bed Bath & Beyond, Inc.*.....   6,784      $238,865
  GameStop Corp. -- Class A*...   6,023       146,299
  Sherwin-Williams Co.(The)....   3,387       193,194
  TJX Cos., Inc. ..............  10,630       397,031
                                          -----------
TOTAL SPECIALTY RETAIL                      1,584,313
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.7%
  Coach, Inc. .................  15,497       510,936
  NIKE, Inc. -- Class B........   2,605       161,979
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        672,915
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co. ................   4,919       169,705
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        169,705
                                          -----------
TOTAL COMMON STOCKS
  (Cost $37,516,826)                       38,543,321
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  19,094        19,094
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $19,094)                               19,094
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $37,535,920)                       38,562,415
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          5,099
                                          -----------
NET ASSETS--100.0%                        $38,567,514
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  43




RYDEX/SGI S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  CAPITAL MARKETS 0.9%
  Apollo Investment Corp. ....   22,970      $206,730
                                          -----------
TOTAL CAPITAL MARKETS                         206,730
                                          -----------
  CHEMICALS 8.4%
  Ashland, Inc. ..............   39,570     1,366,748
  Cabot Corp. ................    8,430       184,870
  Cytec Industries, Inc. .....    5,040       167,177
  RPM International, Inc. ....   12,110       213,378
                                          -----------
TOTAL CHEMICALS                             1,932,173
                                          -----------
  COMMERCIAL BANKS 1.7%
  Associated Banc-Corp. ......    4,960        63,538
  PacWest Bancorp.............    3,810        64,694
  Webster Financial Corp. ....   19,610       221,789
  Wilmington Trust Corp. .....    3,820        46,031
                                          -----------
TOTAL COMMERCIAL BANKS                        396,052
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 4.3%
  Deluxe Corp. ...............   11,660       165,922
  HNI Corp. ..................   13,650       359,268
  Kelly Services,
     Inc. -- Class A..........   26,870       297,719
  Manpower, Inc. .............    3,580       169,728
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          992,637
                                          -----------
  COMPUTERS & PERIPHERALS 0.4%
  Imation Corp. ..............   11,770       103,811
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 103,811
                                          -----------
  CONTAINERS & PACKAGING 8.2%
  Packaging Corp. of America..   11,780       215,338
  Temple-Inland, Inc. ........  107,560     1,661,802
                                          -----------
TOTAL CONTAINERS & PACKAGING                1,877,140
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 2.3%
  Brink's Home Security
     Holdings, Inc.*..........   11,080       343,258
  Regis Corp. ................   11,320       183,837
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           527,095
                                          -----------
  ELECTRIC UTILITIES 1.8%
  Great Plains Energy, Inc. ..   10,080       174,384
  NV Energy, Inc. ............   10,470       119,986
  Westar Energy, Inc. ........    6,030       115,475
                                          -----------
TOTAL ELECTRIC UTILITIES                      409,845
                                          -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 6.4%
  Arrow Electronics, Inc.*....    7,450       188,783
  Avnet, Inc.*................    6,000       148,680
  Ingram Micro, Inc. -- Class
     A*.......................   18,870       333,056
  Tech Data Corp.*............   14,250       547,627
  Vishay Intertechnology,
     Inc.*....................   41,780       260,289
                                          -----------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                               1,478,435
                                          -----------
  FOOD PRODUCTS 1.4%
  Smithfield Foods, Inc.*.....   23,670       315,758
                                          -----------
TOTAL FOOD PRODUCTS                           315,758
                                          -----------
  GAS UTILITIES 2.3%
  AGL Resources, Inc. ........    3,260       113,970
  Atmos Energy Corp. .........    7,810       217,508
  Oneok, Inc. ................    5,420       196,258
                                          -----------
TOTAL GAS UTILITIES                           527,736
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 3.5%
  Health Net, Inc.*...........   18,550       276,581
  Kindred Healthcare, Inc.*...   14,140       207,858
  WellCare Health Plans,
     Inc.*....................   11,910       311,208
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        795,647
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 3.0%
  Bob Evans Farms, Inc. ......    4,520       118,740
  Boyd Gaming Corp.*..........   37,810       278,282
  Brinker International,
     Inc. ....................   23,570       297,925
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE           694,947
                                          -----------
  HOUSEHOLD DURABLES 2.2%
  American Greetings
     Corp. -- Class A.........   13,820       281,099
  Blyth, Inc. ................    6,690       237,027
                                          -----------
TOTAL HOUSEHOLD DURABLES                      518,126
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
  Black Hills Corp. ..........    4,090        99,673
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                               99,673
                                          -----------
  INSURANCE 6.7%
  Fidelity National Financial,
     Inc. -- Class A..........   11,900       161,483
  First American Corp. .......    3,360       102,110
  Horace Mann Educators
     Corp. ...................   20,030       248,973
  Old Republic International
     Corp. ...................   18,770       200,464
  Protective Life Corp. ......   28,510       548,817
  Unitrin, Inc. ..............   14,780       289,688
                                          -----------
TOTAL INSURANCE                             1,551,535
                                          -----------
  MACHINERY 9.8%
  Crane Co. ..................    7,060       196,621
  Federal Signal Corp. .......   11,180        68,645
  Oshkosh Corp. ..............   56,280     1,759,313
  Timken Co. .................   10,290       226,689
                                          -----------
TOTAL MACHINERY                             2,251,268
                                          -----------
  MARINE 0.5%
  Alexander & Baldwin, Inc. ..    4,030       116,185
                                          -----------
TOTAL MARINE                                  116,185
                                          -----------
  MEDIA 1.2%
  Harte-Hanks, Inc. ..........   23,960       281,290
                                          -----------
TOTAL MEDIA                                   281,290
                                          -----------
  METALS & MINING 0.5%
  Worthington Industries,
     Inc. ....................    9,620       106,301
                                          -----------
TOTAL METALS & MINING                         106,301
                                          -----------
  MULTI-UTILITIES 1.4%
  OGE Energy Corp. ...........    3,870       128,561
  PNM Resources, Inc. ........   17,090       183,205
                                          -----------
TOTAL MULTI-UTILITIES                         311,766
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 0.7%
  Southern Union Co. .........    7,740       151,472
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             151,472
                                          -----------
  PAPER & FOREST PRODUCTS 3.2%
  Louisiana-Pacific Corp.*....  140,800       739,200
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                 739,200
                                          -----------


See Notes to Financial Statements.

44



RYDEX/SGI S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  REAL ESTATE INVESTMENT TRUSTS (REITS) 15.3%
  Alexandria Real Estate
     Equities, Inc. ..........    3,120      $169,010
  BRE Properties, Inc. .......    4,630       126,075
  Camden Property Trust.......    5,280       191,400
  Cousins Properties, Inc. ...   10,640        77,885
  Duke Realty Corp. ..........   19,860       223,226
  Equity One, Inc. ...........    8,720       130,102
  Highwoods Properties,
     Inc. ....................    5,850       160,992
  Hospitality Properties
     Trust....................   17,080       329,815
  Liberty Property Trust......    7,990       234,666
  Macerich Co.(The)...........   10,310       307,238
  Mack-Cali Realty Corp. .....    8,810       272,669
  Nationwide Health
     Properties, Inc. ........    5,500       177,375
  Omega Healthcare Investors,
     Inc. ....................    8,660       131,286
  Realty Income Corp. ........    5,820       134,908
  Regency Centers Corp. ......    3,390       113,734
  SL Green Realty Corp. ......   12,460       482,950
  UDR, Inc. ..................    6,670        95,915
  Weingarten Realty
     Investors................    9,250       171,125
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   3,530,371
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
  Intersil Corp. -- Class A...   15,590       195,655
  RF Micro Devices, Inc.*.....  108,840       433,183
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   628,838
                                          -----------
  SPECIALTY RETAIL 8.4%
  AnnTaylor Stores Corp.*.....   37,330       484,170
  Barnes & Noble, Inc. .......   17,270       286,855
  Foot Locker, Inc. ..........   39,720       416,266
  Williams-Sonoma, Inc. ......   39,080       733,922
                                          -----------
TOTAL SPECIALTY RETAIL                      1,921,213
                                          -----------
  THRIFTS & MORTGAGE FINANCE 1.3%
  Astoria Financial Corp. ....    5,000        49,900
  New York Community Bancorp,
     Inc. ....................   11,630       125,488
  Washington Federal, Inc. ...    7,030       120,564
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              295,952
                                          -----------
  TOBACCO 0.8%
  Universal Corp. ............    4,240       176,342
                                          -----------
TOTAL TOBACCO                                 176,342
                                          -----------
TOTAL COMMON STOCKS
  (Cost $21,736,695)                       22,937,538
                                          -----------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.....................   41,933        41,933
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $41,933)                               41,933
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $21,778,628)                       22,979,471
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            17,881
                                          -----------
NET ASSETS--100.0%                        $22,997,352
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  45




RYDEX/SGI S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 0.6%
  Alliant Techsystems, Inc.*..    7,959       $619,051
                                          ------------
TOTAL AEROSPACE & DEFENSE                      619,051
                                          ------------
  AIRLINES 0.4%
  Alaska Air Group, Inc.*.....   19,246        495,007
                                          ------------
TOTAL AIRLINES                                 495,007
                                          ------------
  AUTOMOBILES 0.9%
  Thor Industries, Inc. ......   37,061        971,739
                                          ------------
TOTAL AUTOMOBILES                              971,739
                                          ------------
  BEVERAGES 1.4%
  Hansen Natural Corp.*.......   42,090      1,521,554
                                          ------------
TOTAL BEVERAGES                              1,521,554
                                          ------------
  BIOTECHNOLOGY 1.8%
  United Therapeutics Corp.*..   45,093      1,918,256
                                          ------------
TOTAL BIOTECHNOLOGY                          1,918,256
                                          ------------
  CAPITAL MARKETS 3.1%
  Affiliated Managers Group,
     Inc.*....................   20,723      1,315,703
  Eaton Vance Corp. ..........   41,237      1,170,718
  SEI Investments Co. ........   49,040        856,729
                                          ------------
TOTAL CAPITAL MARKETS                        3,343,150
                                          ------------
  COMMERCIAL BANKS 0.5%
  SVB Financial Group*........   13,922        574,283
                                          ------------
TOTAL COMMERCIAL BANKS                         574,283
                                          ------------
  COMMERCIAL SERVICES & SUPPLIES 4.9%
  Clean Harbors, Inc.*........   13,434        758,349
  Copart, Inc.*...............   10,466        336,691
  Corporate Executive Board
     Co.(The).................   47,480      1,139,995
  FTI Consulting, Inc.*.......    7,372        300,851
  Herman Miller, Inc. ........   64,897      1,002,659
  Korn/Ferry International*...   41,301        659,164
  Navigant Consulting, Inc.*..   25,493        363,021
  Rollins, Inc. ..............   28,974        523,850
  Watson Wyatt Worldwide,
     Inc.-Class A.............    6,052        263,746
                                          ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES         5,348,326
                                          ------------
  COMMUNICATIONS EQUIPMENT 4.0%
  CommScope, Inc.*............   80,392      2,172,192
  F5 Networks, Inc.*..........   26,311      1,181,100
  Plantronics, Inc. ..........   39,017        940,700
                                          ------------
TOTAL COMMUNICATIONS EQUIPMENT               4,293,992
                                          ------------
  DIVERSIFIED CONSUMER SERVICES 4.2%
  Career Education Corp.*.....   25,971        541,235
  ITT Educational Services,
     Inc.*....................    9,203        831,491
  Sotheby's...................  160,293      2,542,247
  Strayer Education, Inc. ....    3,176        644,633
                                          ------------
TOTAL DIVERSIFIED CONSUMER SERVICES          4,559,606
                                          ------------
  ELECTRICAL EQUIPMENT 1.7%
  AMETEK, Inc. ...............   11,116        387,837
  Roper Industries, Inc. .....    7,200        363,960
  Thomas & Betts Corp.*.......   32,124      1,098,962
                                          ------------
TOTAL ELECTRICAL EQUIPMENT                   1,850,759
                                          ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Trimble Navigation, Ltd.*...   13,514        283,389
                                          ------------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                                  283,389
                                          ------------
  ENERGY EQUIPMENT & SERVICES 7.3%
  Helix Energy Solutions
     Group, Inc.*.............  148,211      2,034,937
  Helmerich & Payne, Inc. ....   37,028      1,407,805
  Oceaneering International,
     Inc.*....................   14,912        762,003
  Patterson-UTI Energy,
     Inc. ....................   95,283      1,484,509
  Superior Energy Services,
     Inc.*....................   34,650        748,787
  Unit Corp.*.................   38,016      1,485,665
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES            7,923,706
                                          ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.1%
  Gen-Probe, Inc.*............   10,203        425,669
  Hologic, Inc.*..............   44,753        661,449
  Idexx Laboratories, Inc.*...   14,377        734,952
  Immucor, Inc.*..............   23,970        428,584
  Kinetic Concepts, Inc.*.....   49,528      1,643,834
  ResMed, Inc.*...............   11,760        578,710
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       4,473,198
                                          ------------
  HEALTH CARE PROVIDERS & SERVICES 1.4%
  Lincare Holdings, Inc.*.....   19,591        615,353
  VCA Antech, Inc.*...........   36,653        873,075
                                          ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES       1,488,428
                                          ------------
  HEALTH CARE TECHNOLOGY 0.7%
  Cerner Corp.*...............    9,658        734,394
                                          ------------
TOTAL HEALTH CARE TECHNOLOGY                   734,394
                                          ------------
  HOTELS, RESTAURANTS & LEISURE 2.4%
  Chipotle Mexican Grill,
     Inc. -- Class A*.........   10,946        891,989
  Panera Bread Co. -- Class
     A*.......................   13,322        799,054
  WMS Industries, Inc.*.......   23,810        951,924
                                          ------------
TOTAL HOTELS, RESTAURANTS & LEISURE          2,642,967
                                          ------------
  HOUSEHOLD DURABLES 1.8%
  NVR, Inc.*..................    2,263      1,498,717
  Toll Brothers, Inc.*........   29,009        502,436
                                          ------------
TOTAL HOUSEHOLD DURABLES                     2,001,153
                                          ------------
  HOUSEHOLD PRODUCTS 1.5%
  Church & Dwight Co., Inc. ..    6,312        359,026
  Energizer Holdings, Inc.*...   21,057      1,281,740
                                          ------------
TOTAL HOUSEHOLD PRODUCTS                     1,640,766
                                          ------------
  INSURANCE 1.8%
  Brown & Brown, Inc. ........   24,708        453,886
  Hanover Insurance Group,
     Inc.(The)................    9,225        388,096
  HCC Insurance Holdings,
     Inc. ....................   23,275        614,227
  W.R. Berkley Corp. .........   20,009        494,622
                                          ------------
TOTAL INSURANCE                              1,950,831
                                          ------------
  INTERNET & CATALOG RETAIL 1.9%
  NetFlix, Inc.*..............   23,785      1,271,308
  Priceline.com, Inc.*........    5,064        799,049
                                          ------------
TOTAL INTERNET & CATALOG RETAIL              2,070,357
                                          ------------
  INTERNET SOFTWARE & SERVICES 1.6%
  Digital River, Inc.*........   33,602        767,133
  ValueClick, Inc.*...........   98,739        971,592
                                          ------------
TOTAL INTERNET SOFTWARE & SERVICES           1,738,725
                                          ------------


See Notes to Financial Statements.

46



RYDEX/SGI S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  IT SERVICES 3.1%
  Alliance Data Systems
     Corp.*...................   10,023       $551,065
  DST Systems, Inc.*..........   21,932        914,784
  Gartner, Inc.*..............   17,483        325,533
  Global Payments, Inc. ......   11,831        582,440
  NeuStar, Inc. -- Class A*...   45,319      1,046,869
                                          ------------
TOTAL IT SERVICES                            3,420,691
                                          ------------
  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Mettler Toledo
     International, Inc.*.....    3,186        310,635
  Pharmaceutical Product
     Development, Inc. .......   15,595        336,072
  Techne Corp. ...............    7,430        464,450
                                          ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES         1,111,157
                                          ------------
  MACHINERY 7.2%
  Bucyrus International,
     Inc. -- Class A..........   33,158      1,472,878
  Donaldson Co., Inc. ........   14,607        521,032
  Graco, Inc. ................   33,127        912,318
  Joy Global, Inc. ...........   49,962      2,518,584
  Lincoln Electric Holdings,
     Inc. ....................    8,860        420,318
  Terex Corp.*................   42,520        859,754
  Trinity Industries, Inc. ...   63,429      1,070,682
                                          ------------
TOTAL MACHINERY                              7,775,566
                                          ------------
  MEDIA 3.1%
  DreamWorks Animation SKG,
     Inc. -- Class A*.........   20,589        658,848
  John Wiley & Sons,
     Inc. -- Class A..........   13,197        464,799
  Lamar Advertising
     Co. -- Class A*..........   46,754      1,136,122
  Marvel Entertainment,
     Inc.*....................   22,067      1,102,688
                                          ------------
TOTAL MEDIA                                  3,362,457
                                          ------------
  METALS & MINING 3.9%
  Cliffs Natural Resources,
     Inc. ....................   45,991      1,635,900
  Reliance Steel & Aluminum
     Co. .....................   35,115      1,280,995
  Steel Dynamics, Inc. .......   94,984      1,271,836
                                          ------------
TOTAL METALS & MINING                        4,188,731
                                          ------------
  MULTILINE RETAIL 0.4%
  Dollar Tree, Inc.*..........    8,883        400,890
                                          ------------
TOTAL MULTILINE RETAIL                         400,890
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 3.7%
  Comstock Resources, Inc.*...    6,632        272,509
  Encore Acquisition Co.*.....   30,840      1,143,239
  Frontier Oil Corp. .........   87,418      1,211,613
  Quicksilver Resources,
     Inc.*....................  114,599      1,398,108
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS            4,025,469
                                          ------------
  PHARMACEUTICALS 0.5%
  Endo Pharmaceuticals
     Holdings, Inc.*..........   23,185        519,344
                                          ------------
TOTAL PHARMACEUTICALS                          519,344
                                          ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
  Jones Lang LaSalle, Inc. ...   23,365      1,094,650
                                          ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                1,094,650
                                          ------------
  ROAD & RAIL 2.4%
  Con-way, Inc. ..............   29,587        976,075
  J.B. Hunt Transport
     Services, Inc. ..........   26,256        789,256
  Landstar System, Inc. ......   24,538        864,719
                                          ------------
TOTAL ROAD & RAIL                            2,630,050
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.6%
  Cree, Inc.*.................   22,730        956,933
  Lam Research Corp.*.........   54,261      1,829,681
  Silicon Laboratories,
     Inc.*....................   25,801      1,081,062
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                  3,867,676
                                          ------------
  SOFTWARE 4.3%
  ACI Worldwide, Inc.*........   21,444        345,034
  Ansys, Inc.*................   13,799        559,964
  Factset Research Systems,
     Inc. ....................   17,826      1,141,755
  MICROS Systems, Inc.*.......   15,735        423,586
  Parametric Technology
     Corp.*...................   42,975        640,757
  Quest Software, Inc.*.......   45,318        759,983
  Synopsys, Inc.*.............   34,845        766,590
                                          ------------
TOTAL SOFTWARE                               4,637,669
                                          ------------
  SPECIALTY RETAIL 13.7%
  Advance Auto Parts, Inc. ...   13,982        520,969
  Aeropostale, Inc.*..........   64,463      2,419,296
  Chico's FAS, Inc.*..........  192,109      2,295,703
  Dick's Sporting Goods,
     Inc.*....................   32,442        736,109
  Guess?, Inc. ...............   49,448      1,807,324
  J. Crew Group, Inc.*........  112,391      4,583,305
  Ross Stores, Inc. ..........   20,774        914,264
  Urban Outfitters, Inc.*.....   49,507      1,553,530
                                          ------------
TOTAL SPECIALTY RETAIL                      14,830,500
                                          ------------
  TEXTILES, APPAREL & LUXURY GOODS 2.9%
  Fossil, Inc.*...............   19,136        511,505
  Timberland Co. -- Class A*..   35,979        582,140
  Under Armour, Inc. -- Class
     A*.......................   35,868        963,056
  Warnaco Group, Inc.*........   26,766      1,084,826
                                          ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       3,141,527
                                          ------------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  MSC Industrial Direct
     Co. -- Class A...........   16,995        731,635
                                          ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS         731,635
                                          ------------
TOTAL COMMON STOCKS
  (Cost $105,361,433)                      108,181,649
                                          ------------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.....................  196,305        196,305
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $196,305)                              196,305
                                          ------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $105,557,738)                      108,377,954
                                          ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          53,556
                                          ------------
NET ASSETS--100.0%                        $108,431,510
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  47




RYDEX/SGI S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  AUTO COMPONENTS 4.0%
  Spartan Motors, Inc. .......  110,978       $553,780
  Standard Motor Products,
     Inc. ....................  395,679      3,307,877
  Superior Industries
     International, Inc. .....   35,546        472,051
                                          ------------
TOTAL AUTO COMPONENTS                        4,333,708
                                          ------------
  BUILDING PRODUCTS 0.4%
  Apogee Enterprises, Inc. ...   34,863        461,586
                                          ------------
TOTAL BUILDING PRODUCTS                        461,586
                                          ------------
  CHEMICALS 1.7%
  A. Schulman, Inc. ..........   21,019        365,100
  PolyOne Corp.*..............  122,204        681,898
  Quaker Chemical Corp. ......   38,710        797,426
                                          ------------
TOTAL CHEMICALS                              1,844,424
                                          ------------
  COMMERCIAL BANKS 1.1%
  First Midwest Bancorp,
     Inc. ....................   14,912        155,085
  Independent Bank Corp. .....  222,023        261,987
  South Financial Group,
     Inc. ....................  103,589         82,871
  Sterling Financial Corp.*...  143,531        114,825
  Susquehanna Bancshares,
     Inc. ....................   29,553        162,837
  Umpqua Holdings Corp. ......   25,542        253,121
  Whitney Holding Corp. ......   24,732        198,598
                                          ------------
TOTAL COMMERCIAL BANKS                       1,229,324
                                          ------------
  COMMERCIAL SERVICES & SUPPLIES 4.6%
  Bowne & Co., Inc.*..........  164,774      1,075,974
  CDI Corp. ..................   42,135        513,204
  Consolidated Graphics,
     Inc.*....................   13,188        264,551
  Spherion Corp.*.............  438,447      2,170,313
  Standard Register Co.(The)..   57,767        275,549
  Volt Information Sciences,
     Inc.*....................   85,995        697,419
                                          ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES         4,997,010
                                          ------------
  COMPUTERS & PERIPHERALS 0.4%
  Hutchinson Technology,
     Inc.*....................   80,172        466,601
                                          ------------
TOTAL COMPUTERS & PERIPHERALS                  466,601
                                          ------------
  CONTAINERS & PACKAGING 0.4%
  Myers Industries, Inc. .....   45,081        395,360
                                          ------------
TOTAL CONTAINERS & PACKAGING                   395,360
                                          ------------
  DIVERSIFIED CONSUMER SERVICES 0.3%
  Hillenbrand, Inc. ..........   17,507        349,790
                                          ------------
TOTAL DIVERSIFIED CONSUMER SERVICES            349,790
                                          ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
  Iowa Telecommunications
     Services, Inc. ..........   14,919        175,597
                                          ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     175,597
                                          ------------
  ELECTRIC UTILITIES 0.4%
  Central Vermont Public
     Service Corp. ...........   10,697        207,415
  UIL Holdings Corp. .........    8,484        217,869
                                          ------------
TOTAL ELECTRIC UTILITIES                       425,284
                                          ------------
  ELECTRICAL EQUIPMENT 0.4%
  Baldor Electric Co. ........   12,351        319,273
  C&D Technologies, Inc.*.....   85,630        156,703
                                          ------------
TOTAL ELECTRICAL EQUIPMENT                     475,976
                                          ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 9.8%
  Agilysys, Inc. .............  139,299        656,098
  Brightpoint, Inc.*..........  132,274        974,859
  CTS Corp. ..................   29,255        262,125
  Gerber Scientific, Inc.*....  113,526        524,490
  Insight Enterprises, Inc.*..  196,855      2,070,915
  Keithley Instruments,
     Inc. ....................  268,343        874,798
  SYNNEX Corp.*...............   95,557      2,458,682
  Technitrol, Inc. ...........  359,986      2,804,291
                                          ------------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                               10,626,258
                                          ------------
  FOOD & STAPLES RETAILING 1.9%
  Andersons, Inc.(The)........   30,052        932,514
  Great Atlantic & Pacific Tea
     Co., Inc.*...............  113,442      1,124,210
                                          ------------
TOTAL FOOD & STAPLES RETAILING               2,056,724
                                          ------------
  HOTELS, RESTAURANTS & LEISURE 8.8%
  DineEquity, Inc.*...........   33,748        714,108
  O'Charleys, Inc.*...........  566,903      3,973,990
  Ruby Tuesday, Inc.*.........  718,083      4,782,433
                                          ------------
TOTAL HOTELS, RESTAURANTS & LEISURE          9,470,531
                                          ------------
  HOUSEHOLD DURABLES 3.6%
  Ethan Allen Interiors,
     Inc. ....................   35,824        446,367
  Kid Brands, Inc.*...........  142,386        707,659
  La-Z-Boy, Inc. .............  196,192      1,392,963
  National Presto Industries,
     Inc. ....................    3,743        325,379
  Standard Pacific Corp.*.....  330,368        991,104
                                          ------------
TOTAL HOUSEHOLD DURABLES                     3,863,472
                                          ------------
  INSURANCE 3.7%
  Delphi Financial Group-Class
     A........................   14,795        321,052
  National Financial Partners
     Corp.*...................  368,249      3,001,229
  Presidential Life Corp. ....   29,138        271,858
  Stewart Information Services
     Corp. ...................   47,609        425,624
                                          ------------
TOTAL INSURANCE                              4,019,763
                                          ------------
  IT SERVICES 0.7%
  StarTek, Inc.*..............  120,309        697,792
                                          ------------
TOTAL IT SERVICES                              697,792
                                          ------------
  LEISURE EQUIPMENT & PRODUCTS 3.7%
  Arctic Cat, Inc. ...........   87,783        521,431
  Brunswick Corp. ............  371,664      3,523,375
                                          ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS           4,044,806
                                          ------------
  MACHINERY 1.7%
  Barnes Group, Inc. .........   16,663        264,109
  Briggs & Stratton Corp. ....   24,926        466,116
  John Bean Technologies
     Corp. ...................   67,831      1,113,785
                                          ------------
TOTAL MACHINERY                              1,844,010
                                          ------------
  MEDIA 3.8%
  E.W. Scripps Co. -- Class
     A*.......................  537,024      3,415,473
  Live Nation, Inc.*..........  111,199        740,585
                                          ------------
TOTAL MEDIA                                  4,156,058
                                          ------------
  MULTI-UTILITIES 0.2%
  CH Energy Group, Inc. ......    3,984        164,977
                                          ------------
TOTAL MULTI-UTILITIES                          164,977
                                          ------------
  MULTILINE RETAIL 1.4%
  Tuesday Morning Corp.*......  457,437      1,477,522
                                          ------------
TOTAL MULTILINE RETAIL                       1,477,522
                                          ------------


See Notes to Financial Statements.

48



RYDEX/SGI S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  PAPER & FOREST PRODUCTS 1.4%
  Buckeye Technologies,
     Inc.*....................   66,649       $597,175
  Neenah Paper, Inc. .........   89,832        929,761
                                          ------------
TOTAL PAPER & FOREST PRODUCTS                1,526,936
                                          ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 10.8%
  Acadia Realty Trust.........   13,017        206,970
  BioMed Realty Trust, Inc. ..   49,477        671,403
  Cedar Shopping Centers,
     Inc. ....................   95,835        581,718
  Colonial Properties Trust...  117,212      1,234,242
  DiamondRock Hospitality
     Co.*.....................  131,565      1,001,210
  EastGroup Properties,
     Inc. ....................    6,609        243,277
  Entertainment Properties
     Trust....................   13,238        450,357
  Extra Space Storage, Inc. ..   39,001        373,240
  Franklin Street Properties
     Corp. ...................   17,748        191,323
  Healthcare Realty Trust,
     Inc. ....................   27,869        580,511
  Home Properties, Inc. ......    7,841        307,210
  Inland Real Estate Corp. ...   24,648        211,480
  Kilroy Realty Corp. ........   10,399        287,220
  Kite Realty Group Trust.....  128,481        476,665
  Lexington Realty Trust......  116,723        489,069
  LTC Properties, Inc. .......   17,748        421,515
  Mid-America Apartment
     Communities, Inc. .......    6,321        276,986
  National Retail Properties,
     Inc. ....................   27,571        534,326
  Parkway Properties, Inc. ...   33,353        588,681
  Pennsylvania Real Estate
     Investment Trust.........  145,128      1,063,788
  Post Properties, Inc. ......   27,859        459,395
  Senior Housing Properties
     Trust....................   25,609        493,742
  Sovran Self Storage, Inc. ..   11,015        331,552
  Urstadt Biddle Properties,
     Inc -- Class A...........   13,593        200,769
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   11,676,649
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
  Cypress Semiconductor
     Corp.*...................   63,251        533,206
  Rudolph Technologies,
     Inc.*....................   72,977        462,674
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    995,880
                                          ------------
  SPECIALTY RETAIL 26.3%
  Big 5 Sporting Goods
     Corp. ...................  164,245      2,422,614
  Brown Shoe Co., Inc. .......   89,055        923,500
  Christopher & Banks Corp. ..  142,359        866,966
  Group 1 Automotive, Inc. ...   96,728      2,458,826
  Lithia Motors, Inc. -- Class
     A*.......................  387,421      3,231,091
  MarineMax, Inc.*............  248,911      1,695,084
  Men's Wearhouse, Inc.(The)..   18,585        430,614
  OfficeMax, Inc.*............  193,460      2,211,248
  PEP Boys-Manny Moe & Jack...  194,325      1,704,230
  Sonic Automotive,
     Inc. -- Class A..........  359,282      3,211,981
  Stage Stores, Inc. .........   79,356        936,401
  Stein Mart, Inc.*...........  736,423      6,996,019
  Tween Brands, Inc.*.........   87,833        744,824
  Zale Corp.*.................  128,110        605,960
                                          ------------
TOTAL SPECIALTY RETAIL                      28,439,358
                                          ------------
  TEXTILES, APPAREL & LUXURY GOODS 6.4%
  Liz Claiborne, Inc. ........  369,027      2,118,215
  Oxford Industries, Inc. ....  145,101      2,807,705
  Perry Ellis International,
     Inc.*....................   97,488      1,332,661
  Quiksilver, Inc.*...........  347,179        690,886
                                          ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       6,949,467
                                          ------------
  THRIFTS & MORTGAGE FINANCE 0.2%
  Brookline Bancorp, Inc. ....   23,513        230,192
                                          ------------
TOTAL THRIFTS & MORTGAGE FINANCE               230,192
                                          ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.7%
  USA Mobility, Inc. .........   65,517        714,135
                                          ------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                     714,135
                                          ------------
TOTAL COMMON STOCKS
  (Cost $118,379,271)                      108,109,190
                                          ------------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................  140,960        140,960
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $140,960)                              140,960
                                          ------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $118,520,231)                      108,250,150
                                          ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          33,591
                                          ------------
NET ASSETS--100.0%                        $108,283,741
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  49




RYDEX/SGI S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 2.4%
  AAR Corp.*...................   1,582       $31,023
  Aerovironment, Inc.*.........   1,442        38,444
  American Science &
     Engineering, Inc. ........     581        38,416
  Ceradyne, Inc.*..............   4,372        70,476
  Curtiss-Wright Corp. ........     966        28,806
  Orbital Sciences Corp.*......   1,743        22,450
  Stanley, Inc.*...............   1,189        33,589
  Teledyne Technologies,
     Inc.*.....................     794        27,123
                                          -----------
TOTAL AEROSPACE & DEFENSE                     290,327
                                          -----------
  AIR FREIGHT & LOGISTICS 0.3%
  Forward Air Corp. ...........   1,736        37,046
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS                  37,046
                                          -----------
  AIRLINES 0.4%
  SkyWest, Inc. ...............   2,968        41,463
                                          -----------
TOTAL AIRLINES                                 41,463
                                          -----------
  AUTO COMPONENTS 0.5%
  Drew Industries, Inc.*.......   3,312        63,392
                                          -----------
TOTAL AUTO COMPONENTS                          63,392
                                          -----------
  BEVERAGES 0.3%
  Boston Beer Co.,
     Inc. -- Class A*..........     903        34,314
                                          -----------
TOTAL BEVERAGES                                34,314
                                          -----------
  BIOTECHNOLOGY 1.0%
  Cubist Pharmaceuticals,
     Inc.*.....................   4,472        75,756
  Martek Biosciences Corp.*....   2,653        47,648
                                          -----------
TOTAL BIOTECHNOLOGY                           123,404
                                          -----------
  BUILDING PRODUCTS 0.2%
  Simpson Manufacturing Co.,
     Inc. .....................   1,120        26,197
                                          -----------
TOTAL BUILDING PRODUCTS                        26,197
                                          -----------
  CAPITAL MARKETS 3.1%
  Greenhill & Co., Inc. .......   1,393       120,118
  optionsXpress Holdings,
     Inc. .....................   5,898        92,186
  Stifel Financial Corp.*......     476        24,733
  TradeStation Group, Inc.*....  17,458       134,776
                                          -----------
TOTAL CAPITAL MARKETS                         371,813
                                          -----------
  CHEMICALS 0.2%
  Balchem Corp. ...............   1,029        28,390
                                          -----------
TOTAL CHEMICALS                                28,390
                                          -----------
  COMMERCIAL BANKS 2.1%
  Bank of the Ozarks, Inc. ....   1,965        44,704
  East West Bancorp, Inc. .....   3,031        27,370
  Nara Bancorp, Inc. ..........   4,452        32,767
  Pinnacle Financial Partners,
     Inc.*.....................   2,296        29,159
  PrivateBancorp, Inc. ........   1,196        10,919
  Signature Bank*..............   1,398        44,121
  Wilshire Bancorp, Inc. ......   8,298        58,418
                                          -----------
TOTAL COMMERCIAL BANKS                        247,458
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 1.2%
  Geo Group, Inc.(The)*........   2,520        53,298
  SYKES Enterprises, Inc.*.....   1,659        39,385
  Viad Corp. ..................   3,088        54,040
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          146,723
                                          -----------
  COMMUNICATIONS EQUIPMENT 1.6%
  Bel Fuse, Inc.-Class B.......   1,869        33,829
  Comtech Telecommunications
     Corp.*....................   1,012        32,505
  NETGEAR, Inc.*...............   4,773        87,012
  ViaSat, Inc.*................   1,393        40,606
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                193,952
                                          -----------
  COMPUTERS & PERIPHERALS 2.4%
  Intevac, Inc.*...............  20,537       209,477
  Stratasys, Inc.*.............   2,261        35,679
  Synaptics, Inc.*.............   1,546        34,785
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 279,941
                                          -----------
  CONSTRUCTION MATERIALS 0.9%
  Eagle Materials, Inc. .......   3,469        86,205
  Headwaters, Inc.*............   5,828        24,011
                                          -----------
TOTAL CONSTRUCTION MATERIALS                  110,216
                                          -----------
  CONSUMER FINANCE 0.7%
  First Cash Financial
     Services, Inc.*...........   1,652        28,381
  World Acceptance Corp.*......   1,995        50,055
                                          -----------
TOTAL CONSUMER FINANCE                         78,436
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 1.5%
  Capella Education Co.*.......     595        40,996
  Coinstar, Inc.*..............   1,295        41,103
  Pre-Paid Legal Services,
     Inc.*.....................   1,556        61,524
  Universal Technical
     Institute, Inc.*..........   1,946        35,009
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           178,632
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 0.6%
  Portfolio Recovery
     Associates, Inc.*.........   1,618        74,654
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           74,654
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  Cbeyond, Inc.*...............   4,540        60,609
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     60,609
                                          -----------
  ELECTRICAL EQUIPMENT 1.2%
  Encore Wire Corp. ...........   4,486        93,085
  II-VI, Inc.*.................   1,918        50,769
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    143,854
                                          -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.3%
  Daktronics, Inc. ............   4,641        34,900
  Electro Scientific
     Industries, Inc.*.........   7,878        86,185
  FARO Technologies, Inc.*.....   2,636        40,753
  Park Electrochemical Corp. ..   2,758        62,000
  Plexus Corp.*................   3,443        87,108
  TTM Technologies, Inc.*......   8,299        84,401
                                          -----------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                                 395,347
                                          -----------
  ENERGY EQUIPMENT & SERVICES 7.4%
  Basic Energy Services,
     Inc.*.....................   8,103        56,721
  CARBO Ceramics, Inc. ........   1,029        60,083
  Dril-Quip, Inc.*.............   1,750        85,033
  Hornbeck Offshore Services,
     Inc.*.....................   4,372       106,283
  ION Geophysical Corp.*.......  14,336        54,907
  Lufkin Industries, Inc. .....   1,029        58,704
  NATCO Group, Inc.-Class A*...   2,447       106,885
  Oil States International,
     Inc.*.....................   3,102       106,833
  Pioneer Drilling Co.*........   6,212        41,558
  SEACOR Holdings, Inc.*.......     568        46,161


See Notes to Financial Statements.

50



RYDEX/SGI S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Superior Well Services,
     Inc.*.....................   6,598       $70,005
  TETRA Technologies, Inc.*....   9,299        87,969
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES             881,142
                                          -----------
  FOOD & STAPLES RETAILING 0.2%
  Spartan Stores, Inc. ........   1,729        24,483
                                          -----------
TOTAL FOOD & STAPLES RETAILING                 24,483
                                          -----------
  FOOD PRODUCTS 2.0%
  Darling International,
     Inc.*.....................   9,411        65,407
  Diamond Foods, Inc. .........   1,848        55,717
  Green Mountain Coffee
     Roasters, Inc.*...........   1,771       117,860
                                          -----------
TOTAL FOOD PRODUCTS                           238,984
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
  Abaxis, Inc.*................   2,169        49,497
  ICU Medical, Inc.*...........     794        27,790
  Integra LifeSciences Holdings
     Corp.*....................   1,126        34,388
  Meridian Bioscience, Inc. ...   2,023        44,890
  Natus Medical, Inc.*.........   2,690        37,364
  Palomar Medical Technologies,
     Inc.*.....................  10,328       104,932
  SurModics, Inc.*.............     623        15,955
  Symmetry Medical, Inc.*......   3,840        30,605
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        345,421
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 6.3%
  Air Methods Corp.*...........   1,747        53,353
  Amedisys, Inc.*..............     749        29,803
  Amsurg Corp.*................     977        20,585
  Catalyst Health Solutions,
     Inc.*.....................   2,689        84,354
  Chemed Corp. ................   1,463        66,303
  Healthways, Inc.*............   5,355        86,108
  inVentiv Health, Inc.*.......   7,143       121,288
  LCA-Vision, Inc.*............  25,052       112,734
  LHC Group, Inc.*.............   1,289        35,976
  Magellan Health Services,
     Inc.*.....................   1,953        62,750
  MEDNAX, Inc..*...............     893        46,365
  Molina Healthcare, Inc.*.....   1,826        34,183
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        753,802
                                          -----------
  HEALTH CARE TECHNOLOGY 1.0%
  Quality Systems, Inc. .......   1,869       114,046
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                  114,046
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 4.9%
  CEC Entertainment, Inc.*.....   1,330        38,849
  Cracker Barrel Old Country
     Store, Inc. ..............   2,790        92,489
  Monarch Casino & Resort,
     Inc.*.....................   2,760        19,154
  P.F. Chang's China Bistro,
     Inc.*.....................   1,232        35,962
  Papa John's International,
     Inc.*.....................   2,016        45,360
  Ruth's Hospitality Group
     Inc*......................  64,595       200,891
  Shuffle Master, Inc.*........  19,103       149,194
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE           581,899
                                          -----------
  HOUSEHOLD DURABLES 0.5%
  Meritage Homes Corp.*........   3,486        63,585
                                          -----------
TOTAL HOUSEHOLD DURABLES                       63,585
                                          -----------
  INSURANCE 1.7%
  American Physicians Capital,
     Inc. .....................   1,343        37,980
  Amerisafe, Inc.*.............   2,209        40,955
  eHealth, Inc.*...............   4,479        63,736
  Employers Holdings, Inc. ....   3,868        57,324
                                          -----------
TOTAL INSURANCE                               199,995
                                          -----------
  INTERNET & CATALOG RETAIL 3.3%
  HSN, Inc.*...................   2,751        41,100
  NutriSystem, Inc. ...........   7,633       164,262
  PetMed Express, Inc. ........   4,575        71,782
  Stamps.com, Inc.*............  11,315       113,602
                                          -----------
TOTAL INTERNET & CATALOG RETAIL               390,746
                                          -----------
  INTERNET SOFTWARE & SERVICES 5.1%
  DealerTrack Holdings, Inc.*..   6,402       105,505
  InfoSpace, Inc.*.............  11,263        96,524
  j2 Global Communications,
     Inc.*.....................   4,402        90,021
  Knot, Inc.(The)*.............   8,760        93,469
  Perficient, Inc.*............  15,274       124,330
  United Online, Inc. .........  11,732        93,856
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES            603,705
                                          -----------
  IT SERVICES 3.8%
  CACI International,
     Inc. -- Class A*..........     595        28,334
  Cybersource Corp.*...........   5,872        96,183
  Heartland Payment Systems,
     Inc. .....................   5,043        61,979
  Integral Systems, Inc.*......   1,820        15,288
  TeleTech Holdings, Inc.*.....   4,323        77,339
  Wright Express Corp.*........   6,373       177,870
                                          -----------
TOTAL IT SERVICES                             456,993
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Pool Corp. ..................   3,882        76,010
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             76,010
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 0.8%
  Dionex Corp.*................     861        58,444
  eResearchTechnology, Inc.*...   5,562        41,159
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           99,603
                                          -----------
  MACHINERY 2.2%
  Actuant Corp.-Class A........   3,723        58,116
  Astec Industries, Inc.*......   1,966        45,218
  Gardner Denver, Inc.*........   1,673        60,078
  Mueller Industries, Inc. ....   1,932        45,711
  Toro Co. ....................   1,456        53,901
                                          -----------
TOTAL MACHINERY                               263,024
                                          -----------
  METALS & MINING 1.4%
  AM Castle & Co. .............   7,493        84,446
  Brush Engineered Materials,
     Inc.*.....................   4,731        87,287
                                          -----------
TOTAL METALS & MINING                         171,733
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 3.0%
  Penn Virginia Corp. .........   2,200        44,550
  Petroleum Development
     Corp.*....................   3,686        61,556
  Petroquest Energy, Inc.*.....   7,052        43,229
  St. Mary Land & Exploration
     Co. ......................   4,003       136,502
  Swift Energy Co.*............   3,595        76,142
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             361,979
                                          -----------
  PAPER & FOREST PRODUCTS 0.2%
  Deltic Timber Corp. .........     436        18,530
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                  18,530
                                          -----------


See Notes to Financial Statements.

                                                               ANNUAL REPORT  51




RYDEX/SGI S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  PERSONAL PRODUCTS 1.2%
  Chattem, Inc.*...............     480       $30,418
  Mannatech, Inc. .............  32,909       111,890
                                          -----------
TOTAL PERSONAL PRODUCTS                       142,308
                                          -----------
  PHARMACEUTICALS 1.0%
  Salix Pharmaceuticals Ltd.*..   2,720        50,021
  Viropharma, Inc.*............   8,565        64,580
                                          -----------
TOTAL PHARMACEUTICALS                         114,601
                                          -----------
  ROAD & RAIL 0.8%
  Heartland Express, Inc. .....   2,086        28,370
  Knight Transportation,
     Inc. .....................   2,632        42,217
  Old Dominion Freight Line,
     Inc.*.....................   1,148        29,836
                                          -----------
TOTAL ROAD & RAIL                             100,423
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.4%
  ATMI, Inc.*..................   3,661        55,464
  Cymer, Inc.*.................     980        33,555
  Diodes, Inc.*................   7,648       125,274
  Hittite Microwave Corp.*.....   2,916       107,309
  Kulicke & Soffa Industries,
     Inc.*.....................  38,954       181,136
  Micrel, Inc. ................   8,529        63,712
  MKS Instruments, Inc.*.......   4,386        68,597
  Pericom Semiconductor
     Corp.*....................  13,429       126,367
  Sigma Designs, Inc.*.........   4,442        53,349
  Varian Semiconductor
     Equipment Associates,
     Inc.*.....................   2,385        67,710
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   882,473
                                          -----------
  SOFTWARE 6.3%
  Blackbaud, Inc. .............   3,896        86,452
  Commvault Systems, Inc.*.....   8,179       161,126
  Concur Technologies, Inc.*...   1,430        50,965
  Ebix, Inc.*..................   1,575        97,020
  Epicor Software Corp.*.......  16,856       130,128
  EPIQ Systems, Inc.*..........   2,688        33,896
  Smith Micro Software, Inc.*..  11,872       107,798
  Tyler Technologies, Inc.*....   1,736        33,019
  Websense, Inc.*..............   3,219        51,697
                                          -----------
TOTAL SOFTWARE                                752,101
                                          -----------
  SPECIALTY RETAIL 3.6%
  Children's Place Retail
     Stores, Inc.(The)*........   1,743        54,817
  Dress Barn, Inc.*............   3,849        69,474
  Gymboree Corp.*..............     945        40,229
  Hibbett Sports, Inc.*........   2,786        52,210
  Jos. A. Bank Clothiers,
     Inc.*.....................   1,589        65,117
  Tractor Supply Co.*..........     980        43,806
  Zumiez, Inc.*................   7,872       106,036
                                          -----------
TOTAL SPECIALTY RETAIL                        431,689
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 7.9%
  Carter's, Inc.*..............     931        21,972
  Crocs, Inc.*.................  77,331       470,173
  Deckers Outdoor Corp.*.......     623        55,864
  K-Swiss, Inc. -- Class A.....   4,158        33,929
  Maidenform Brands, Inc.*.....   3,492        49,028
  True Religion Apparel,
     Inc.*.....................   8,795       226,647
  Volcom, Inc.*................   4,792        79,595
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        937,208
                                          -----------
TOTAL COMMON STOCKS
  (Cost $12,425,620)                       11,932,651
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  13,902        13,902
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $13,902)                               13,902
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $12,439,522)                       11,946,553
                                          -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                              (1,624)
                                          -----------
NET ASSETS--100.0%                        $11,944,929
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

52



RYDEX/SGI S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AUTO COMPONENTS 2.1%
  Goodyear Tire & Rubber
     Co.(The)*.................   8,830      $113,730
  Johnson Controls, Inc. ......   5,480       131,082
                                          -----------
TOTAL AUTO COMPONENTS                         244,812
                                          -----------
  AUTOMOBILES 2.6%
  Ford Motor Co.*..............  21,670       151,690
  Harley-Davidson, Inc. .......   6,080       151,514
                                          -----------
TOTAL AUTOMOBILES                             303,204
                                          -----------
  DISTRIBUTORS 1.2%
  Genuine Parts Co. ...........   4,040       141,360
                                          -----------
TOTAL DISTRIBUTORS                            141,360
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 3.9%
  Apollo Group, Inc. -- Class
     A*........................   2,190       125,049
  DeVry, Inc. .................   2,890       159,788
  H&R Block, Inc. .............   8,610       157,907
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           442,744
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 12.0%
  Carnival Corp. ..............   4,660       135,699
  Darden Restaurants, Inc. ....   4,090       123,968
  International Game
     Technology................   6,940       123,810
  Marriott International,
     Inc. -- Class A...........   5,650       141,589
  McDonald's Corp. ............   2,680       157,075
  Starbucks Corp.*.............   7,250       137,605
  Starwood Hotels & Resorts
     Worldwide, Inc. ..........   4,460       129,607
  Wyndham Worldwide Corp. .....   9,480       161,634
  Wynn Resorts Ltd.*...........   2,190       118,742
  Yum! Brands, Inc. ...........   4,360       143,662
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         1,373,391
                                          -----------
  HOUSEHOLD DURABLES 14.3%
  Black & Decker Corp. ........   3,050       144,021
  D.R. Horton, Inc. ...........  11,430       125,273
  Fortune Brands, Inc. ........   3,260       126,977
  Harman International
     Industries, Inc. .........   4,630       174,134
  KB HOME......................   7,420       105,216
  Leggett & Platt, Inc. .......   7,870       152,127
  Lennar Corp. -- Class A......   8,880       111,888
  Newell Rubbermaid, Inc. .....   9,600       139,296
  Pulte Homes, Inc. ...........  11,640       104,876
  Snap-on, Inc. ...............   4,120       150,504
  Stanley Works(The)...........   3,570       161,471
  Whirlpool Corp. .............   2,080       148,907
                                          -----------
TOTAL HOUSEHOLD DURABLES                    1,644,690
                                          -----------
  INTERNET & CATALOG RETAIL 3.0%
  Amazon.com, Inc.*............   1,680       199,601
  Expedia, Inc.*...............   6,150       139,420
                                          -----------
TOTAL INTERNET & CATALOG RETAIL               339,021
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 3.4%
  Eastman Kodak Co.*...........  26,570        99,638
  Hasbro, Inc. ................   5,190       141,531
  Mattel, Inc. ................   8,070       152,765
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            393,934
                                          -----------
  MEDIA 19.9%
  CBS Corp. -- Class B.........  12,220       143,829
  Comcast Corp. -- Class A.....   8,710       126,295
  DIRECTV Group, Inc.(The)*....   5,800       152,540
  Gannett Co., Inc. ...........  15,350       150,737
  Interpublic Group of Cos.,
     Inc.*.....................  20,140       121,243
  McGraw-Hill Cos., Inc. ......   5,660       162,895
  Meredith Corp. ..............   4,750       128,535
  New York Times Co. -- Class
     A.........................  17,990       143,380
  News Corp. -- Class A........  12,290       141,581
  Omnicom Group, Inc. .........   3,960       135,749
  Scripps Networks
     Interactive -- Class A....   4,060       153,306
  Time Warner Cable, Inc. .....   3,520       138,829
  Time Warner, Inc. ...........   5,130       154,515
  Viacom, Inc. -- Class B*.....   5,380       148,434
  Walt Disney Co.(The).........   5,290       144,787
  Washington Post Co. -- Class
     B.........................     320       138,240
                                          -----------
TOTAL MEDIA                                 2,284,895
                                          -----------
  MULTILINE RETAIL 10.6%
  Big Lots, Inc.*..............   6,020       150,801
  Family Dollar Stores, Inc. ..   5,710       161,593
  J.C. Penney Co., Inc. .......   4,450       147,428
  Kohl's Corp.*................   2,730       156,211
  Macy's, Inc. ................   8,460       148,642
  Nordstrom, Inc. .............   4,760       151,273
  Sears Holdings Corp.*........   2,210       149,971
  Target Corp. ................   3,100       150,133
                                          -----------
TOTAL MULTILINE RETAIL                      1,216,052
                                          -----------
  SPECIALTY RETAIL 21.5%
  Abercrombie & Fitch
     Co. -- Class A............   4,440       145,721
  AutoNation, Inc.*............   8,480       146,195
  AutoZone, Inc.*..............   1,000       135,310
  Bed Bath & Beyond, Inc.*.....   3,850       135,558
  Best Buy Co., Inc. ..........   3,990       152,338
  GameStop Corp. -- Class A*...   5,610       136,267
  Gap, Inc.(The)...............   6,850       146,179
  Home Depot, Inc. ............   5,340       133,981
  Limited Brands, Inc. ........   9,010       158,576
  Lowe's Cos., Inc. ...........   6,880       134,642
  O'Reilly Automotive, Inc.*...   4,060       151,357
  Office Depot, Inc.*..........  24,590       148,769
  RadioShack Corp. ............   9,300       157,077
  Sherwin-Williams Co.(The)....   2,440       139,178
  Staples, Inc. ...............   6,540       141,918
  Tiffany & Co. ...............   3,900       153,231
  TJX Cos., Inc. ..............   3,970       148,279
                                          -----------
TOTAL SPECIALTY RETAIL                      2,464,576
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.3%
  Coach, Inc. .................   4,500       148,365
  NIKE, Inc. -- Class B........   2,580       160,425
  Polo Ralph Lauren Corp. .....   2,000       148,840
  V.F. Corp. ..................   2,080       147,763
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        605,393
                                          -----------
TOTAL COMMON STOCKS
  (Cost $10,127,384)                       11,454,072
                                          -----------



See Notes to Financial Statements.

                                                               ANNUAL REPORT  53




RYDEX/SGI S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund......................  19,071       $19,071
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $19,071)                               19,071
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $10,146,455)                       11,473,143
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          1,150
                                          -----------
NET ASSETS--100.0%                        $11,474,293
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.




See Notes to Financial Statements.

54



RYDEX/SGI S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                              MARKET
                                 SHARES        VALUE
----------------------------------------------------
COMMON STOCKS 99.5%
  BEVERAGES 18.8%
  Brown-Forman Corp. -- Class
     B.........................   4,620     $225,502
  Coca-Cola Co.(The)...........   4,280      228,167
  Coca-Cola Enterprises,
     Inc. .....................  10,930      208,435
  Constellation Brands,
     Inc. -- Class A*..........  14,710      232,712
  Dr Pepper Snapple Group,
     Inc.*.....................   8,250      224,895
  Molson Coors Brewing
     Co. -- Class B............   4,740      232,118
  Pepsi Bottling Group, Inc. ..   6,230      233,251
  PepsiCo, Inc. ...............   3,850      233,118
                                          ----------
TOTAL BEVERAGES                            1,818,198
                                          ----------
  FOOD & STAPLES RETAILING 22.5%
  Costco Wholesale Corp. ......   3,980      226,263
  CVS Caremark Corp. ..........   6,360      224,508
  Kroger Co.(The)..............  11,110      256,974
  Safeway, Inc. ...............  11,780      263,047
  SUPERVALU, Inc. .............  14,920      236,780
  Sysco Corp. .................   8,990      237,786
  Wal-Mart Stores, Inc. .......   4,570      227,038
  Walgreen Co. ................   6,640      251,191
  Whole Foods Market, Inc.*....   8,080      259,045
                                          ----------
TOTAL FOOD & STAPLES RETAILING             2,182,632
                                          ----------
  FOOD PRODUCTS 33.5%
  Archer-Daniels-Midland Co. ..   7,890      237,647
  Campbell Soup Co. ...........   7,120      226,060
  ConAgra Foods, Inc. .........  10,250      215,250
  Dean Foods Co.*..............  12,450      226,964
  General Mills, Inc. .........   3,820      251,814
  H.J. Heinz Co. ..............   5,780      232,587
  Hershey Co.(The).............   5,830      220,316
  Hormel Foods Corp. ..........   6,200      226,052
  J.M. Smucker Co.(The)........   4,350      229,375
  Kellogg Co. .................   4,690      241,723
  Kraft Foods, Inc. -- Class
     A.........................   8,610      236,947
  McCormick & Co., Inc. .......   6,610      231,416
  Sara Lee Corp. ..............  21,820      246,348
  Tyson Foods, Inc. -- Class
     A.........................  18,150      227,238
                                          ----------
TOTAL FOOD PRODUCTS                        3,249,737
                                          ----------
  HOUSEHOLD PRODUCTS 9.8%
  Clorox Co. ..................   3,970      235,143
  Colgate-Palmolive Co. .......   3,020      237,463
  Kimberly-Clark Corp. ........   3,960      242,193
  Procter & Gamble Co. ........   4,010      232,580
                                          ----------
TOTAL HOUSEHOLD PRODUCTS                     947,379
                                          ----------
  PERSONAL PRODUCTS 5.1%
  Avon Products, Inc. .........   7,160      229,478
  Estee Lauder Cos.,
     Inc -- Class A............   6,260      266,050
                                          ----------
TOTAL PERSONAL PRODUCTS                      495,528
                                          ----------
  TOBACCO 9.8%
  Altria Group, Inc. ..........  12,780      231,446
  Lorillard, Inc. .............   3,110      241,709
  Philip Morris International,
     Inc. .....................   4,760      225,434
  Reynolds American, Inc. .....   5,090      246,763
                                          ----------
TOTAL TOBACCO                                945,352
                                          ----------
TOTAL COMMON STOCKS
  (Cost $9,520,652)                        9,638,826
                                          ----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund......................  33,382       33,382
                                          ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,382)                              33,382
                                          ----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $9,554,034)                        9,672,208
                                          ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                           12,534
                                          ----------
NET ASSETS--100.0%                        $9,684,742
----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  55




RYDEX/SGI S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  ENERGY EQUIPMENT & SERVICES 30.3%
  Baker Hughes, Inc. ..........   6,941      $292,008
  BJ Services Co. .............  15,374       295,181
  Cameron International
     Corp.*....................   7,766       287,109
  Diamond Offshore Drilling,
     Inc. .....................   3,212       305,943
  ENSCO International, Inc. ...   7,293       333,946
  FMC Technologies, Inc.*......   5,540       291,404
  Halliburton Co. .............  10,823       316,140
  Nabors Industries, Ltd.*.....  14,786       307,992
  National-Oilwell Varco,
     Inc.*.....................   6,951       284,922
  Rowan Cos., Inc. ............  12,835       298,414
  Schlumberger, Ltd. ..........   4,886       303,909
  Smith International, Inc. ...  10,601       293,966
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           3,610,934
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 69.5%
  Anadarko Petroleum Corp. ....   4,806       292,830
  Apache Corp. ................   3,191       300,337
  Cabot Oil & Gas Corp. .......   8,009       308,106
  Chesapeake Energy Corp. .....  10,766       263,767
  Chevron Corp. ...............   4,121       315,421
  ConocoPhillips...............   6,409       321,604
  CONSOL Energy, Inc. .........   6,493       277,965
  Denbury Resources, Inc.*.....  18,991       277,269
  Devon Energy Corp. ..........   4,253       275,212
  El Paso Corp. ...............  29,404       288,453
  EOG Resources, Inc. .........   3,677       300,264
  Exxon Mobil Corp. ...........   4,292       307,608
  Hess Corp. ..................   5,421       296,746
  Marathon Oil Corp. ..........   8,949       286,100
  Massey Energy Co. ...........   9,571       278,420
  Murphy Oil Corp. ............   4,958       303,132
  Noble Energy, Inc. ..........   4,356       285,884
  Occidental Petroleum Corp. ..   3,912       296,843
  Peabody Energy Corp. ........   7,767       307,495
  Pioneer Natural Resources
     Co. ......................   8,609       353,916
  Range Resources Corp. .......   5,877       294,144
  Southwestern Energy Co.*.....   6,830       297,651
  Spectra Energy Corp. ........  15,404       294,524
  Sunoco, Inc. ................  10,572       325,618
  Tesoro Corp. ................  19,418       274,570
  Valero Energy Corp. .........  14,824       268,314
  Williams Cos., Inc.(The).....  16,464       310,346
  XTO Energy, Inc. ............   7,036       292,417
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           8,294,956
                                          -----------
TOTAL COMMON STOCKS
  (Cost $11,972,806)                       11,905,890
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................   9,449         9,449
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,449)                                 9,449
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $11,982,255)                       11,915,339
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             6,423
                                          -----------
NET ASSETS--100.0%                        $11,921,762
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.


See Notes to Financial Statements.

56



RYDEX/SGI S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  CAPITAL MARKETS 18.1%
  Ameriprise Financial,
     Inc. ....................    5,935      $205,766
  Bank of New York Mellon
     Corp. ...................    6,388       170,304
  Charles Schwab Corp.(The)...   11,064       191,850
  E*TRADE Financial Corp.*....  104,915       153,176
  Federated Investors,
     Inc. -- Class B..........    7,178       188,422
  Franklin Resources, Inc. ...    1,866       195,240
  Goldman Sachs Group,
     Inc.(The)................    1,059       180,210
  Invesco Ltd. ...............    8,450       178,718
  Janus Capital Group, Inc. ..   13,341       175,034
  Legg Mason, Inc. ...........    5,933       172,710
  Morgan Stanley..............    6,175       198,341
  Northern Trust Corp. .......    3,296       165,624
  State Street Corp. .........    3,536       148,441
  T. Rowe Price Group, Inc. ..    4,170       203,204
                                          -----------
TOTAL CAPITAL MARKETS                       2,527,040
                                          -----------
  COMMERCIAL BANKS 16.9%
  BB&T Corp. .................    6,641       158,786
  Comerica, Inc. .............    6,344       176,046
  Fifth Third Bancorp.........   19,017       170,012
  First Horizon National
     Corp.*...................   13,878       164,177
  Huntington Bancshares,
     Inc. ....................   44,046       167,815
  KeyCorp.....................   29,354       158,218
  M&T Bank Corp. .............    2,934       184,402
  Marshall & Ilsley Corp. ....   23,611       125,611
  PNC Financial Services
     Group, Inc. .............    4,256       208,289
  Regions Financial Corp. ....   31,710       153,476
  SunTrust Banks, Inc. .......    8,152       155,785
  U.S. Bancorp................    8,506       197,509
  Wells Fargo & Co. ..........    6,797       187,053
  Zions Bancorp...............   10,611       150,252
                                          -----------
TOTAL COMMERCIAL BANKS                      2,357,431
                                          -----------
  CONSUMER FINANCE 5.5%
  American Express Co. .......    5,572       194,128
  Capital One Financial
     Corp. ...................    5,163       188,966
  Discover Financial
     Services.................   12,083       170,854
  SLM Corp.*..................   21,909       212,517
                                          -----------
TOTAL CONSUMER FINANCE                        766,465
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 11.4%
  Bank of America Corp. ......   10,985       160,161
  Citigroup, Inc. ............   44,084       180,304
  CME Group, Inc. ............      641       193,973
  IntercontinentalExchange,
     Inc.*....................    1,967       197,074
  JPMorgan Chase & Co. .......    4,299       179,569
  Leucadia National Corp.*....    7,553       169,716
  Moody's Corp. ..............    8,099       191,785
  Nasdaq OMX Group (The)*.....    8,502       153,546
  NYSE Euronext...............    6,438       166,422
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        1,592,550
                                          -----------
  INSURANCE 26.3%
  AFLAC, Inc. ................    4,522       187,618
  Allstate Corp. .............    6,294       186,114
  American International
     Group, Inc.*.............    4,887       164,301
  Aon Corp. ..................    4,633       178,417
  Assurant, Inc. .............    6,084       182,094
  Chubb Corp. ................    3,907       189,568
  Cincinnati Financial
     Corp. ...................    7,415       188,044
  Genworth Financial,
     Inc. -- Class A*.........   14,838       157,580
  Hartford Financial Services
     Group, Inc. .............    7,133       174,901
  Lincoln National Corp. .....    7,344       175,007
  Loews Corp. ................    5,552       183,771
  MBIA, Inc.*.................   27,362       111,090
  MetLife, Inc. ..............    4,891       166,441
  Principal Financial Group,
     Inc. ....................    6,764       169,371
  Progressive Corp.*..........   11,288       180,608
  Prudential Financial,
     Inc. ....................    3,637       164,501
  Torchmark Corp. ............    4,278       173,687
  Travelers Cos., Inc.(The)...    4,066       202,446
  Unum Group..................    8,647       172,508
  XL Capital, Ltd. -- Class
     A........................   11,398       187,041
                                          -----------
TOTAL INSURANCE                             3,684,805
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 17.7%
  Apartment Investment &
     Management Co. -- Class
     A........................   12,886       159,142
  AvalonBay Communities,
     Inc. ....................    2,533       174,220
  Boston Properties, Inc. ....    2,739       166,449
  Equity Residential..........    6,021       173,886
  HCP, Inc. ..................    6,474       191,565
  Health Care REIT, Inc. .....    4,447       197,313
  Host Hotels & Resorts,
     Inc. ....................   16,570       167,523
  Kimco Realty Corp. .........   12,733       160,945
  Plum Creek Timber Co.,
     Inc. ....................    6,052       189,367
  ProLogis....................   15,463       175,196
  Public Storage, Inc. .......    2,468       181,645
  Simon Property Group,
     Inc. ....................    2,630       178,551
  Ventas, Inc. ...............    4,938       198,162
  Vornado Realty Trust........    2,821       168,019
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   2,481,983
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.1%
  CB Richard Ellis Group,
     Inc. -- Class A*.........   15,427       159,669
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 159,669
                                          -----------
  THRIFTS & MORTGAGE FINANCE 2.7%
  Hudson City Bancorp, Inc. ..   14,151       185,944
  People's United Financial,
     Inc. ....................   11,962       191,751
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              377,695
                                          -----------
TOTAL COMMON STOCKS
  (Cost $13,025,150)                       13,947,638
                                          -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund.....................   41,367        41,367
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $41,367)                               41,367
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $13,066,517)                       13,989,005
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          5,966
                                          -----------
NET ASSETS--100.0%                        $13,994,971
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  57




RYDEX/SGI S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  BIOTECHNOLOGY 10.6%
  Amgen, Inc.*................   23,530    $1,264,267
  Biogen Idec, Inc.*..........   28,680     1,208,288
  Celgene Corp.*..............   27,090     1,382,945
  Cephalon, Inc.*.............   24,440     1,333,935
  Genzyme Corp.*..............   24,920     1,260,952
  Gilead Sciences, Inc.*......   31,175     1,326,496
                                          -----------
TOTAL BIOTECHNOLOGY                         7,776,883
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 24.3%
  Baxter International,
     Inc. ....................   24,470     1,322,848
  Becton, Dickinson & Co. ....   20,460     1,398,646
  Boston Scientific Corp.*....  131,514     1,067,894
  C.R. Bard, Inc. ............   17,905     1,344,128
  CareFusion Corp.*...........   66,404     1,485,457
  Dentsply International,
     Inc. ....................   41,340     1,362,566
  Hospira, Inc.*..............   33,450     1,493,208
  Intuitive Surgical, Inc.*...    5,840     1,438,684
  Medtronic, Inc. ............   38,205     1,363,919
  St Jude Medical, Inc.*......   37,365     1,273,399
  Stryker Corp. ..............   30,035     1,381,610
  Varian Medical Systems,
     Inc.*....................   33,145     1,358,282
  Zimmer Holdings, Inc.*......   28,210     1,483,000
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES     17,773,641
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 30.1%
  Aetna, Inc. ................   46,525     1,211,046
  AmerisourceBergen Corp. ....   66,409     1,470,959
  Cardinal Health, Inc. ......   51,706     1,465,348
  CIGNA Corp. ................   44,620     1,242,221
  Coventry Health Care,
     Inc.*....................   68,829     1,364,879
  DaVita, Inc.*...............   25,895     1,373,212
  Express Scripts, Inc.*......   18,075     1,444,554
  Humana, Inc.*...............   35,855     1,347,431
  Laboratory Corp. of America
     Holdings*................   22,545     1,553,125
  McKesson Corp. .............   24,635     1,446,814
  Medco Health Solutions,
     Inc.*....................   25,915     1,454,350
  Patterson Cos., Inc.*.......   51,389     1,311,961
  Quest Diagnostics, Inc. ....   28,320     1,583,938
  Tenet Healthcare Corp.*.....  253,437     1,297,597
  UnitedHealth Group, Inc. ...   50,099     1,300,069
  WellPoint, Inc.*............   26,250     1,227,450
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES     22,094,954
                                          -----------
  HEALTH CARE TECHNOLOGY 2.1%
  IMS Health, Inc. ...........   93,334     1,529,744
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                1,529,744
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 9.5%
  Life Technologies Corp.*....   29,695     1,400,713
  Millipore Corp.*............   19,835     1,329,143
  PerkinElmer, Inc. ..........   71,739     1,335,063
  Thermo Fisher Scientific,
     Inc.*....................   31,955     1,437,975
  Waters Corp.*...............   25,955     1,490,596
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES        6,993,490
                                          -----------
  PHARMACEUTICALS 23.3%
  Abbott Laboratories.........   31,355     1,585,622
  Allergan, Inc. .............   24,980     1,405,125
  Bristol-Myers Squibb Co. ...   63,759     1,389,946
  Eli Lilly & Co. ............   43,600     1,482,836
  Forest Laboratories, Inc.*..   49,531     1,370,523
  Johnson & Johnson, Inc. ....   23,610     1,394,171
  King Pharmaceuticals,
     Inc.*....................  134,489     1,362,374
  Merck & Co., Inc. ..........   44,670     1,381,643
  Mylan, Inc.*................   89,989     1,461,421
  Pfizer, Inc. ...............   85,609     1,457,921
  Schering-Plough Corp. ......   50,849     1,433,942
  Watson Pharmaceuticals,
     Inc.*....................   39,237     1,350,538
                                          -----------
TOTAL PHARMACEUTICALS                      17,076,062
                                          -----------
TOTAL COMMON STOCKS
  (Cost $74,802,349)                       73,244,774
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................   37,347        37,347
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $37,347)                               37,347
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $74,839,696)                       73,282,121
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                         25,942
                                          -----------
NET ASSETS--100.0%                        $73,308,063
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

58



RYDEX/SGI S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 21.1%
  Boeing Co. ..................   6,340      $303,052
  General Dynamics Corp. ......   5,190       325,413
  Goodrich Corp. ..............   6,030       327,731
  Honeywell International,
     Inc. .....................   8,301       297,923
  ITT Corp. ...................   6,430       326,001
  L-3 Communications Holdings,
     Inc. .....................   4,070       294,220
  Lockheed Martin Corp. .......   4,180       287,542
  Northrop Grumman Corp. ......   6,500       325,845
  Precision Castparts Corp. ...   3,300       315,249
  Raytheon Co. ................   6,960       315,149
  Rockwell Collins, Inc. ......   6,590       332,004
  United Technologies Corp. ...   5,320       326,914
                                          -----------
TOTAL AEROSPACE & DEFENSE                   3,777,043
                                          -----------
  AIR FREIGHT & LOGISTICS 6.9%
  C.H. Robinson Worldwide,
     Inc. .....................   5,690       313,576
  Expeditors International of
     Washington, Inc. .........   9,141       294,523
  FedEx Corp. .................   4,410       320,563
  United Parcel Service,
     Inc. -- Class B...........   5,690       305,439
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS               1,234,101
                                          -----------
  AIRLINES 1.6%
  Southwest Airlines Co. ......  34,282       287,969
                                          -----------
TOTAL AIRLINES                                287,969
                                          -----------
  BUILDING PRODUCTS 1.5%
  Masco Corp. .................  23,361       274,492
                                          -----------
TOTAL BUILDING PRODUCTS                       274,492
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 21.3%
  Avery Dennison Corp. ........   9,491       338,354
  Cintas Corp. ................  11,231       310,986
  Dun & Bradstreet Corp. ......   4,510       345,286
  Equifax, Inc. ...............  11,661       319,278
  Iron Mountain, Inc.*.........  11,871       290,009
  Monster Worldwide, Inc.*.....  18,831       273,426
  Pitney Bowes, Inc. ..........  13,131       321,710
  R.R. Donnelley & Sons Co. ...  15,731       315,878
  Republic Services, Inc. .....  12,281       318,201
  Robert Half International,
     Inc. .....................  12,241       283,991
  Stericycle, Inc.*............   6,950       363,971
  Waste Management, Inc. ......  10,911       326,021
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES        3,807,111
                                          -----------
  CONSTRUCTION & ENGINEERING 4.7%
  Fluor Corp. .................   5,960       264,743
  Jacobs Engineering Group,
     Inc.*.....................   6,830       288,841
  Quanta Services, Inc.*.......  13,871       294,065
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING              847,649
                                          -----------
  ELECTRICAL EQUIPMENT 5.0%
  Emerson Electric Co. ........   8,110       306,153
  First Solar, Inc.*...........   2,280       278,000
  Rockwell Automation, Inc. ...   7,580       310,401
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    894,554
                                          -----------
  INDUSTRIAL CONGLOMERATES 5.2%
  3M Co. ......................   4,470       328,858
  General Electric Co. ........  20,051       285,927
  Textron, Inc. ...............  17,311       307,790
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                922,575
                                          -----------
  MACHINERY 20.2%
  Caterpillar, Inc. ...........   6,230       343,024
  Cummins, Inc. ...............   7,210       310,463
  Danaher Corp. ...............   4,890       333,645
  Deere & Co. .................   7,400       337,070
  Dover Corp. .................   8,441       318,057
  Eaton Corp. .................   5,610       339,124
  Flowserve Corp. .............   3,430       336,860
  Illinois Tool Works, Inc. ...   7,530       345,777
  PACCAR, Inc. ................   8,491       317,648
  Pall Corp. ..................   9,841       312,353
  Parker-Hannifin Corp. .......   6,060       320,938
                                          -----------
TOTAL MACHINERY                             3,614,959
                                          -----------
  ROAD & RAIL 8.8%
  Burlington Northern Santa Fe
     Corp. ....................   4,000       301,280
  CSX Corp. ...................   7,350       310,023
  Norfolk Southern Corp. ......   7,220       336,596
  Ryder System, Inc. ..........   8,090       328,049
  Union Pacific Corp. .........   5,320       293,345
                                          -----------
TOTAL ROAD & RAIL                           1,569,293
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 3.6%
  Fastenal Co. ................   8,511       293,630
  W.W. Grainger, Inc. .........   3,680       344,926
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        638,556
                                          -----------
TOTAL COMMON STOCKS
  (Cost $15,814,357)                       17,868,302
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  17,100        17,100
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $17,100)                               17,100
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $15,831,457)                       17,885,402
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          4,576
                                          -----------
NET ASSETS--100.0%                        $17,889,978
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  59




RYDEX/SGI S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  CHEMICALS 44.4%
  Air Products & Chemicals,
     Inc. ....................   18,881    $1,456,292
  Airgas, Inc. ...............   30,571     1,356,130
  CF Industries Holdings,
     Inc. ....................   16,790     1,397,767
  Dow Chemical Co.(The).......   57,042     1,339,346
  Du Pont (E.I.) de Nemours &
     Co. .....................   44,922     1,429,418
  Eastman Chemical Co. .......   27,681     1,453,529
  Ecolab, Inc. ...............   31,791     1,397,532
  FMC Corp. ..................   26,241     1,340,915
  International Flavors &
     Fragrances, Inc. ........   38,591     1,469,931
  Monsanto Co. ...............   18,961     1,273,800
  PPG Industries, Inc. .......   25,431     1,435,071
  Praxair, Inc. ..............   18,731     1,487,991
  Sigma-Aldrich Corp. ........   28,421     1,475,903
                                          -----------
TOTAL CHEMICALS                            18,313,625
                                          -----------
  CONSTRUCTION MATERIALS 2.9%
  Vulcan Materials Co. .......   26,091     1,200,969
                                          -----------
TOTAL CONSTRUCTION MATERIALS                1,200,969
                                          -----------
  CONTAINERS & PACKAGING 16.8%
  Ball Corp. .................   29,681     1,464,164
  Bemis Co., Inc. ............   55,312     1,428,709
  Owens-Illinois, Inc.*.......   40,541     1,292,447
  Pactiv Corp.*...............   57,042     1,317,100
  Sealed Air Corp. ...........   73,393     1,411,347
                                          -----------
TOTAL CONTAINERS & PACKAGING                6,913,767
                                          -----------
  METALS & MINING 25.1%
  AK Steel Holding Corp. .....   65,602     1,041,104
  Alcoa, Inc. ................  107,774     1,338,553
  Allegheny Technologies,
     Inc. ....................   43,572     1,344,632
  Freeport-McMoRan Copper &
     Gold, Inc.*..............   21,621     1,586,116
  Newmont Mining Corp. .......   33,641     1,462,038
  Nucor Corp. ................   30,481     1,214,668
  Titanium Metals Corp. ......  149,825     1,288,495
  United States Steel Corp. ..   30,791     1,061,982
                                          -----------
TOTAL METALS & MINING                      10,337,588
                                          -----------
  PAPER & FOREST PRODUCTS 10.6%
  International Paper Co. ....   64,872     1,447,294
  MeadWestvaco Corp. .........   66,092     1,508,881
  Weyerhaeuser Co. ...........   38,341     1,393,311
                                          -----------
TOTAL PAPER & FOREST PRODUCTS               4,349,486
                                          -----------
TOTAL COMMON STOCKS
  (Cost $37,777,757)                       41,115,435
                                          -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.....................   69,671        69,671
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $69,671)                               69,671
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $37,847,428)                       41,185,106
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                         13,969
                                          -----------
NET ASSETS--100.0%                        $41,199,075
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

60



RYDEX/SGI S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 100.0%
  COMMUNICATIONS EQUIPMENT 10.0%
  Ciena Corp.*................   46,580      $546,383
  Cisco Systems, Inc.*........   31,570       721,375
  Harris Corp. ...............   20,214       843,328
  JDS Uniphase Corp.*.........   98,162       548,726
  Juniper Networks, Inc.*.....   26,840       684,688
  Motorola, Inc. .............   84,306       722,502
  QUALCOMM, Inc. .............   16,646       689,311
  Tellabs, Inc.*..............  107,832       649,149
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT              5,405,462
                                          -----------
  COMPUTERS & PERIPHERALS 16.4%
  Apple, Inc.*................    4,008       755,508
  Dell, Inc.*.................   44,434       643,849
  EMC Corp.*..................   43,724       720,134
  Hewlett-Packard Co. ........   16,012       759,929
  International Business
     Machines Corp. ..........    6,090       734,515
  Lexmark International,
     Inc. -- Class A*.........   33,816       862,308
  NetApp, Inc.*...............   29,932       809,661
  QLogic Corp.*...............   41,948       735,768
  SanDisk Corp.*..............   32,538       666,378
  Sun Microsystems, Inc.*.....   81,356       665,492
  Teradata Corp.*.............   28,274       788,279
  Western Digital Corp.*......   20,528       691,383
                                          -----------
TOTAL COMPUTERS & PERIPHERALS               8,833,204
                                          -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 8.0%
  Agilent Technologies,
     Inc.*....................   26,328       651,355
  Amphenol Corp. -- Class A...   18,766       752,892
  Corning, Inc. ..............   48,270       705,225
  FLIR Systems, Inc.*.........   26,576       739,078
  Jabil Circuit, Inc. ........   60,400       808,152
  Molex, Inc. ................   36,472       680,932
                                          -----------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                               4,337,634
                                          -----------
  INTERNET SOFTWARE & SERVICES 7.0%
  Akamai Technologies, Inc.*..   39,580       870,760
  eBay, Inc.*.................   30,248       673,623
  Google, Inc. -- Class A*....    1,502       805,252
  VeriSign, Inc.*.............   31,664       722,256
  Yahoo!, Inc.*...............   43,012       683,891
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES          3,755,782
                                          -----------
  IT SERVICES 14.8%
  Affiliated Computer
     Services, Inc. -- Class
     A*.......................   15,984       832,607
  Automatic Data Processing,
     Inc. ....................   18,906       752,459
  Cognizant Technology
     Solutions Corp. -- Class
     A*.......................   19,308       746,254
  Computer Sciences Corp.*....   14,150       717,547
  Convergys Corp.*............   65,312       708,635
  Fidelity National
     Information Services,
     Inc. ....................   29,846       649,449
  Fiserv, Inc.*...............   15,022       689,059
  Mastercard, Inc. -- Class
     A........................    3,346       732,841
  Paychex, Inc. ..............   25,002       710,307
  Total System Services,
     Inc. ....................   46,422       741,359
  Western Union Co. ..........   38,120       692,640
                                          -----------
TOTAL IT SERVICES                           7,973,157
                                          -----------
  OFFICE ELECTRONICS 1.1%
  Xerox Corp. ................   78,060       587,011
                                          -----------
TOTAL OFFICE ELECTRONICS                      587,011
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22.3%
  Advanced Micro Devices,
     Inc.*....................  132,926       611,460
  Altera Corp. ...............   36,104       714,498
  Analog Devices, Inc. .......   27,166       696,265
  Applied Materials, Inc. ....   56,890       694,058
  Broadcom Corp. -- Class A*..   24,734       658,172
  Intel Corp. ................   37,832       722,970
  KLA-Tencor Corp. ...........   20,968       681,670
  Linear Technology Corp. ....   27,700       716,876
  LSI Corp.*..................  135,608       694,313
  MEMC Electronic Materials,
     Inc.*....................   39,203       486,901
  Microchip Technology,
     Inc. ....................   27,318       654,539
  Micron Technology, Inc.*....   89,886       610,326
  National Semiconductor
     Corp. ...................   50,046       647,595
  Novellus Systems, Inc.*.....   36,140       743,761
  NVIDIA Corp.*...............   48,962       585,586
  Teradyne, Inc.*.............   81,236       679,945
  Texas Instruments, Inc. ....   30,916       724,980
  Xilinx, Inc. ...............   32,470       706,222
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                12,030,137
                                          -----------
  SOFTWARE 20.4%
  Adobe Systems, Inc.*........   22,266       733,442
  Autodesk, Inc.*.............   31,486       784,946
  BMC Software, Inc.*.........   19,440       722,390
  CA, Inc. ...................   32,732       684,753
  Citrix Systems, Inc.*.......   19,858       729,980
  Compuware Corp.*............   95,376       673,355
  Electronic Arts, Inc.*......   39,592       722,158
  Intuit, Inc.*...............   26,750       777,623
  McAfee, Inc.*...............   17,562       735,497
  Microsoft Corp. ............   29,236       810,714
  Novell, Inc.*...............  155,712       636,862
  Oracle Corp. ...............   34,154       720,649
  Red Hat, Inc.*..............   28,708       740,954
  Salesforce.com, Inc.*.......   12,706       721,066
  Symantec Corp.*.............   47,354       832,483
                                          -----------
TOTAL SOFTWARE                             11,026,872
                                          -----------
TOTAL COMMON STOCKS
  (Cost $52,653,962)                       53,949,259
                                          -----------

SHORT TERM INVESTMENTS 0.0%(B)
  SSgA Government Money Market
     Fund.....................   25,539        25,539
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $25,539)                               25,539
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $52,679,501)                       53,974,798
                                          -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                              (6,226)
                                          -----------
NET ASSETS--100.0%                        $53,968,572
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  61




RYDEX/SGI S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                              MARKET
                                 SHARES        VALUE
----------------------------------------------------
COMMON STOCKS 99.2%
  DIVERSIFIED TELECOMMUNICATION SERVICES 14.2%
  AT&T, Inc. ..................   7,450     $191,242
  CenturyTel, Inc. ............   6,290      204,173
  Frontier Communications
     Corp. ....................  27,411      196,537
  Qwest Communications
     International, Inc. ......  58,103      208,590
  Verizon Communications,
     Inc. .....................   6,760      200,028
  Windstream Corp. ............  20,691      199,461
                                          ----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                 1,200,031
                                          ----------
  ELECTRIC UTILITIES 31.0%
  Allegheny Energy, Inc. ......   7,260      165,673
  American Electric Power Co.,
     Inc. .....................   6,250      188,875
  Duke Energy Corp. ...........  12,461      197,133
  Edison International.........   5,690      181,056
  Entergy Corp. ...............   2,460      188,731
  Exelon Corp. ................   3,850      180,796
  FirstEnergy Corp. ...........   4,240      183,507
  FPL Group, Inc. .............   3,630      178,233
  Northeast Utilities..........   8,140      187,627
  Pepco Holdings, Inc. ........  13,151      196,345
  Pinnacle West Capital
     Corp. ....................   5,990      187,607
  PPL Corp. ...................   6,490      191,066
  Progress Energy, Inc. .......   5,070      190,277
  Southern Co. ................   6,180      192,754
                                          ----------
TOTAL ELECTRIC UTILITIES                   2,609,680
                                          ----------
  GAS UTILITIES 7.3%
  EQT Corp. ...................   4,780      200,091
  Nicor, Inc. .................   5,350      198,378
  Questar Corp. ...............   5,410      215,534
                                          ----------
TOTAL GAS UTILITIES                          614,003
                                          ----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 6.5%
  AES Corp.(The)*..............  13,771      179,987
  Constellation Energy Group,
     Inc. .....................   6,090      188,303
  Dynegy, Inc. -- Class A*.....  91,414      182,828
                                          ----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                             551,118
                                          ----------
  MULTI-UTILITIES 34.7%
  Ameren Corp. ................   7,670      186,688
  CenterPoint Energy, Inc. ....  15,941      200,857
  CMS Energy Corp. ............  14,891      198,050
  Consolidated Edison, Inc. ...   4,800      195,264
  Dominion Resources, Inc. ....   5,790      197,381
  DTE Energy Co. ..............   5,660      209,307
  Integrys Energy Group,
     Inc. .....................   5,570      192,722
  NiSource, Inc. ..............  14,771      190,841
  PG&E Corp. ..................   4,810      196,681
  Public Service Enterprise
     Group, Inc. ..............   6,220      185,356
  SCANA Corp. .................   5,630      190,519
  Sempra Energy................   3,890      200,141
  TECO Energy, Inc. ...........  14,091      202,065
  Wisconsin Energy Corp. ......   4,390      191,711
  Xcel Energy, Inc. ...........   9,930      187,280
                                          ----------
TOTAL MULTI-UTILITIES                      2,924,863
                                          ----------
  WIRELESS TELECOMMUNICATION SERVICES 5.5%
  American Tower Corp. -- Class
     A*........................   5,370      197,723
  MetroPCS Communications,
     Inc.*.....................  19,911      124,046
  Sprint Nextel Corp.*.........  48,492      143,536
                                          ----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                   465,305
                                          ----------
TOTAL COMMON STOCKS
  (Cost $8,939,783)                        8,365,000
                                          ----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund......................  32,048       32,048
                                          ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $32,048)                              32,048
                                          ----------
TOTAL INVESTMENTS 99.6%(A)
  (Cost $8,971,831)                        8,397,048
                                          ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.4%                           29,914
                                          ----------
NET ASSETS--100.0%                        $8,426,962
----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.


See Notes to Financial Statements.

62




STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2009
--------------------------------------------------------------------------------


                                                                           RYDEX/SGI      RYDEX/SGI
                                         RYDEX/SGI S&P   RYDEX/SGI S&P    S&P MIDCAP     S&P MIDCAP
                                             500  PURE        500 PURE      400 PURE       400 PURE
                                             VALUE ETF      GROWTH ETF     VALUE ETF     GROWTH ETF
                                         -------------   -------------   -----------   ------------
ASSETS
Investments at Market Value*...........   $ 30,084,624    $38,562,415    $22,979,471   $108,377,954
Cash...................................          6,865          1,577          7,344         67,190
Receivables:
  Investments Sold.....................             --             --             --      2,728,083
  Fund Shares Sold.....................      2,121,008             --             --             --
  Dividends............................         17,042         15,360         17,905         17,205
                                          ------------    -----------    -----------   ------------
     TOTAL ASSETS......................     32,229,539     38,579,352     23,004,720    111,190,432
                                          ------------    -----------    -----------   ------------
LIABILITIES
Payables:
  Investments Purchased................      2,119,889             --             --             --
  Fund Shares Repurchased..............             --             --             --      2,728,403
  Accrued Management Fees..............          8,445         11,838          7,368         30,519
                                          ------------    -----------    -----------   ------------
     TOTAL LIABILITIES.................      2,128,334         11,838          7,368      2,758,922
                                          ------------    -----------    -----------   ------------
NET ASSETS.............................   $ 30,101,205    $38,567,514    $22,997,352   $108,431,510
                                          ============    ===========    ===========   ============
NET ASSETS CONSIST OF:
Paid-in Capital........................   $ 41,704,968    $45,631,087    $29,088,374   $110,172,190
Undistributed Net Investment Income....             --          5,486             --         15,638
Accumulated Net Realized Loss on
  Investment Securities................    (12,935,052)    (8,095,554)    (7,291,865)    (4,576,534)
Net Unrealized Appreciation on
  Investment Securities................      1,331,289      1,026,495      1,200,843      2,820,216
                                          ------------    -----------    -----------   ------------
NET ASSETS.............................   $ 30,101,205    $38,567,514    $22,997,352   $108,431,510
                                          ============    ===========    ===========   ============
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value............      1,402,570      1,250,255        950,418      2,050,019
                                          ============    ===========    ===========   ============
Net Asset Value, Offering Price and
  Repurchase Price Per Share...........   $      21.46    $     30.85    $     24.20   $      52.89
                                          ============    ===========    ===========   ============
*Total Cost of Investments.............   $ 28,753,335    $37,535,920    $21,778,628   $105,557,738
                                          ============    ===========    ===========   ============





See Notes to Financial Statements.

                                                               ANNUAL REPORT  63





STATEMENTS OF ASSETS AND LIABILITIES (continued)                October 31, 2009
--------------------------------------------------------------------------------

                                                                                             RYDEX/SGI
                                          RYDEX/SGI      RYDEX/SGI                           S&P EQUAL
                                       S&P SMALLCAP   S&P SMALLCAP   RYDEX/SGI S&P EQUAL        WEIGHT
                                           600 PURE       600 PURE       WEIGHT CONSUMER      CONSUMER
                                          VALUE ETF     GROWTH ETF     DISCRETIONARY ETF   STAPLES ETF
                                       ------------   ------------   -------------------   -----------
ASSETS
Investments at Market Value*.........  $108,250,150    $11,946,553       $11,473,143        $9,672,208
Cash.................................        55,907             --             1,370             3,575
Receivables:
  Investments Sold...................    17,676,823      5,299,432                --                --
  Dividends..........................        42,432          2,908             4,909            13,083
                                       ------------    -----------       -----------        ----------
     TOTAL ASSETS....................   126,025,312     17,248,893        11,479,422         9,688,866
                                       ------------    -----------       -----------        ----------
LIABILITIES
Payables:
  Fund Shares Repurchased............    17,696,671      5,298,463                --                --
  Accrued Management Fees............        44,900          5,501             5,129             4,124
                                       ------------    -----------       -----------        ----------
     TOTAL LIABILITIES...............    17,741,571      5,303,964             5,129             4,124
                                       ------------    -----------       -----------        ----------
NET ASSETS...........................  $108,283,741    $11,944,929       $11,474,293        $9,684,742
                                       ============    ===========       ===========        ==========
NET ASSETS CONSIST OF:
Paid-in Capital......................  $133,507,986    $14,371,416       $13,683,588        $9,999,408
Undistributed Net Investment Income..        34,677             --             1,257            19,818
Accumulated Net Realized Loss on
  Investment Securities..............   (14,988,841)    (1,933,518)       (3,537,240)         (452,658)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities.........................   (10,270,081)      (492,969)        1,326,688           118,174
                                       ------------    -----------       -----------        ----------
NET ASSETS...........................  $108,283,741    $11,944,929       $11,474,293        $9,684,742
                                       ============    ===========       ===========        ==========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..........     3,800,040        350,004           350,000           200,000
                                       ============    ===========       ===========        ==========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.........  $      28.50    $     34.13       $     32.78        $    48.42
                                       ============    ===========       ===========        ==========
*Total Cost of Investments...........  $118,520,231    $12,439,522       $10,146,455        $9,554,034
                                       ============    ===========       ===========        ==========





See Notes to Financial Statements.

64




STATEMENTS OF ASSETS AND LIABILITIES (continued)                October 31, 2009
--------------------------------------------------------------------------------

                                      RYDEX/SGI S&P    RYDEX/SGI S&P     RYDEX/SGI S&P     RYDEX/SGI S&P
                                       EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT      EQUAL WEIGHT
                                         ENERGY ETF   FINANCIALS ETF   HEALTH CARE ETF   INDUSTRIALS ETF
                                      -------------   --------------   ---------------   ---------------
ASSETS
Investments at Market Value*........   $11,915,339      $13,989,005      $73,282,121       $17,885,402
Cash................................           533            3,281           10,070             1,601
Receivables:
  Dividends.........................        11,148            9,030           52,688            10,912
                                       -----------      -----------      -----------       -----------
     TOTAL ASSETS...................    11,927,020       14,001,316       73,344,879        17,897,915
                                       -----------      -----------      -----------       -----------
LIABILITIES
Payables:
  Accrued Management Fees...........         5,258            6,345           36,816             7,937
                                       -----------      -----------      -----------       -----------
     TOTAL LIABILITIES..............         5,258            6,345           36,816             7,937
                                       -----------      -----------      -----------       -----------
NET ASSETS..........................   $11,921,762      $13,994,971      $73,308,063       $17,889,978
                                       ===========      ===========      ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital.....................   $14,051,599      $19,076,951      $79,805,104       $17,198,760
Undistributed Net Investment
  Income............................         6,351               --           25,509             3,576
Accumulated Net Realized Loss on
  Investment Securities.............    (2,069,272)      (6,004,468)      (4,964,975)       (1,366,303)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities........................       (66,916)         922,488       (1,557,575)        2,053,945
                                       -----------      -----------      -----------       -----------
NET ASSETS..........................   $11,921,762      $13,994,971      $73,308,063       $17,889,978
                                       ===========      ===========      ===========       ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value.........       250,005          650,000        1,450,000           450,000
                                       ===========      ===========      ===========       ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share........   $     47.69      $     21.53      $     50.56       $     39.76
                                       ===========      ===========      ===========       ===========
*Total Cost of Investments..........   $11,982,255      $13,066,517      $74,839,696       $15,831,457
                                       ===========      ===========      ===========       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  65





STATEMENTS OF ASSETS AND LIABILITIES (concluded)                October 31, 2009
--------------------------------------------------------------------------------

                                                RYDEX/SGI S&P    RYDEX/SGI S&P   RYDEX/SGI S&P
                                                 EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                -------------   --------------   -------------
ASSETS
Investments at Market Value*..................   $41,185,106      $53,974,798      $8,397,048
Cash..........................................        13,581            3,071          10,715
Receivables:
  Dividends...................................        19,165           13,506          22,906
                                                 -----------      -----------      ----------
     TOTAL ASSETS.............................    41,217,852       53,991,375       8,430,669
                                                 -----------      -----------      ----------
LIABILITIES
Payables:
  Accrued Management Fees.....................        18,777           22,803           3,707
                                                 -----------      -----------      ----------
     TOTAL LIABILITIES........................        18,777           22,803           3,707
                                                 -----------      -----------      ----------
NET ASSETS....................................   $41,199,075      $53,968,572      $8,426,962
                                                 ===========      ===========      ==========
NET ASSETS CONSIST OF:
Paid-in Capital...............................   $39,788,008      $56,629,002      $9,935,406
Undistributed Net Investment Income...........         9,291               --          28,803
Accumulated Net Realized Loss on Investment
  Securities..................................    (1,935,902)      (3,955,727)       (962,464)
Net Unrealized Appreciation (Depreciation) on
  Investment Securities.......................     3,337,678        1,295,297        (574,783)
                                                 -----------      -----------      ----------
NET ASSETS....................................   $41,199,075      $53,968,572      $8,426,962
                                                 ===========      ===========      ==========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value...................       900,000        1,350,000         200,000
                                                 ===========      ===========      ==========
Net Asset Value, Offering Price and Repurchase
  Price Per Share.............................   $     45.78      $     39.98      $    42.13
                                                 ===========      ===========      ==========
*Total Cost of Investments....................   $37,847,428      $52,679,501      $8,971,831
                                                 ===========      ===========      ==========






See Notes to Financial Statements.

66




STATEMENTS OF OPERATIONS                     For the Year Ended October 31, 2009
--------------------------------------------------------------------------------


                                                                           RYDEX/SGI     RYDEX/SGI
                                         RYDEX/SGI S&P   RYDEX/SGI S&P    S&P MIDCAP    S&P MIDCAP
                                              500 PURE        500 PURE      400 PURE      400 PURE
                                             VALUE ETF      GROWTH ETF     VALUE ETF    GROWTH ETF
                                         -------------   -------------   -----------   -----------
INVESTMENT INCOME
  Dividends............................   $    536,680    $   302,828    $   364,967   $   180,310
                                          ------------    -----------    -----------   -----------
EXPENSES
  Management Fee.......................         57,161        102,044         39,135       116,343
                                          ------------    -----------    -----------   -----------
Net Investment Income..................        479,519        200,784        325,832        63,967
                                          ------------    -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..........................    (10,062,565)    (7,661,952)    (6,866,454)   (4,635,557)
  In-kind Redemptions..................       (343,394)       548,735       (250,574)      169,406
                                          ------------    -----------    -----------   -----------
     Net Realized Loss.................    (10,405,959)    (7,113,217)    (7,117,028)   (4,466,151)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................     13,980,811     15,522,201      8,073,464    11,908,189
                                          ------------    -----------    -----------   -----------
Net Realized and Unrealized Gain on
  Investments..........................      3,574,852      8,408,984        956,436     7,442,038
                                          ------------    -----------    -----------   -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS.......   $  4,054,371    $ 8,609,768    $ 1,282,268   $ 7,506,005
                                          ============    ===========    ===========   ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  67





STATEMENTS OF OPERATIONS (continued)         For the Year Ended October 31, 2009
--------------------------------------------------------------------------------

                                          RYDEX/SGI      RYDEX/SGI       RYDEX/SGI S&P   RYDEX/SGI S&P
                                       S&P SMALLCAP   S&P SMALLCAP        EQUAL WEIGHT    EQUAL WEIGHT
                                           600 PURE       600 PURE            CONSUMER        CONSUMER
                                          VALUE ETF     GROWTH ETF   DISCRETIONARY ETF     STAPLES ETF
                                       ------------   ------------   -----------------   -------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax
     Withheld........................  $    778,346    $    48,517      $   175,074        $  278,345
                                       ------------    -----------      -----------        ----------
EXPENSES
  Management Fee.....................       177,095         30,136           41,383            45,835
  Other Fees.........................           247             --               --                --
                                       ------------    -----------      -----------        ----------
     Total Expenses..................       177,342         30,136           41,383            45,835
                                       ------------    -----------      -----------        ----------
Net Investment Income................       601,004         18,381          133,691           232,510
                                       ------------    -----------      -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments........................   (13,995,568)    (2,079,964)      (2,340,824)         (289,729)
  In-kind Redemptions................    16,440,705      1,098,510          224,856            26,986
                                       ------------    -----------      -----------        ----------
     Net Realized Gain (Loss)........     2,445,137       (981,454)      (2,115,968)         (262,743)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities..............      (548,873)     2,147,377        4,599,724         1,526,281
                                       ------------    -----------      -----------        ----------
Net Realized and Unrealized Gain on
  Investments........................     1,896,264      1,165,923        2,483,756         1,263,538
                                       ------------    -----------      -----------        ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS.....  $  2,497,268    $ 1,184,304      $ 2,617,447        $1,496,048
                                       ============    ===========      ===========        ==========
  Foreign Taxes Withheld.............  $        277             --               --                --




See Notes to Financial Statements.

68




STATEMENTS OF OPERATIONS (continued)         For the Year Ended October 31, 2009
--------------------------------------------------------------------------------

                                      RYDEX/SGI S&P    RYDEX/SGI S&P     RYDEX/SGI S&P     RYDEX/SGI S&P
                                       EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT      EQUAL WEIGHT
                                         ENERGY ETF   FINANCIALS ETF   HEALTH CARE ETF   INDUSTRIALS ETF
                                      -------------   --------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends.........................   $   119,975      $   271,363      $   507,083       $   265,324
                                       -----------      -----------      -----------       -----------
EXPENSES
  Management Fee....................        36,014           54,054          273,366            55,506
  Other Fees........................            --               --              461                --
                                       -----------      -----------      -----------       -----------
     Total Expenses.................        36,014           54,054          273,827            55,506
                                       -----------      -----------      -----------       -----------
Net Investment Income...............        83,961          217,309          233,256           209,818
                                       -----------      -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.......................    (2,133,239)      (4,204,648)      (4,384,442)       (1,600,751)
  In-kind Redemptions...............       456,287          954,175        4,168,142          (320,638)
                                       -----------      -----------      -----------       -----------
     Net Realized Loss..............    (1,676,952)      (3,250,473)        (216,300)       (1,921,389)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities.............     3,463,565        3,985,344       12,475,194         4,801,448
                                       -----------      -----------      -----------       -----------
Net Realized and Unrealized Gain on
  Investments.......................     1,786,613          734,871       12,258,894         2,880,059
                                       -----------      -----------      -----------       -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS....   $ 1,870,574      $   952,180      $12,492,150       $ 3,089,877
                                       ===========      ===========      ===========       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  69





STATEMENTS OF OPERATIONS (concluded)         For the Year Ended October 31, 2009
--------------------------------------------------------------------------------

                                                RYDEX/SGI S&P    RYDEX/SGI S&P   RYDEX/SGI S&P
                                                 EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                -------------   --------------   -------------
INVESTMENT INCOME
  Dividends...................................   $   363,352      $   154,392      $  330,302
                                                 -----------      -----------      ----------
EXPENSES
  Management Fee..............................        95,155           96,732          32,005
                                                 -----------      -----------      ----------
Net Investment Income.........................       268,197           57,660         298,297
                                                 -----------      -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.................................    (1,868,758)      (3,514,101)       (887,060)
  In-kind Redemptions.........................     1,587,529        1,199,402              --
                                                 -----------      -----------      ----------
     Net Realized Loss........................      (281,229)      (2,314,699)       (887,060)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities.......................     5,501,066        7,831,217       1,054,143
                                                 -----------      -----------      ----------
Net Realized and Unrealized Gain on
  Investments.................................     5,219,837        5,516,518         167,083
                                                 -----------      -----------      ----------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS.............................   $ 5,488,034      $ 5,574,178      $  465,380
                                                 ===========      ===========      ==========






See Notes to Financial Statements.

70




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        RYDEX/SGI S&P 500 PURE VALUE ETF    RYDEX/SGI S&P 500 PURE GROWTH ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2009  OCTOBER 31, 2008
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $    479,519      $    979,921       $   200,784      $    263,229
  Net Realized Gain (Loss)...........     (10,405,959)       (3,999,686)       (7,113,217)          105,919
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................      13,980,811       (12,417,041)       15,522,201       (19,825,715)
                                         ------------      ------------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................       4,054,371       (15,436,806)        8,609,768       (19,456,567)
                                         ------------      ------------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (515,568)         (996,902)         (214,179)         (259,562)
                                         ------------      ------------       -----------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      11,067,164         9,326,454         8,335,525        15,193,116
  Value of Shares Purchased through
     Dividend Reinvestments..........          24,282            21,040             3,946             1,902
  Value of Shares Redeemed...........      (2,522,624)      (14,555,071)       (2,565,332)      (34,421,140)
                                         ------------      ------------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................       8,568,822        (5,207,577)        5,774,139       (19,226,122)
                                         ------------      ------------       -----------      ------------
     Increase (Decrease) in Net
       Assets........................      12,107,625       (21,641,285)       14,169,728       (38,942,251)
NET ASSETS--BEGINNING OF PERIOD......      17,993,580        39,634,865        24,397,786        63,340,037
                                         ------------      ------------       -----------      ------------
NET ASSETS--END OF PERIOD(1).........    $ 30,101,205      $ 17,993,580       $38,567,514      $ 24,397,786
                                         ============      ============       ===========      ============
(1) Including Undistributed Net
  Investment Income..................    $         --      $     13,722       $     5,486      $     18,881
                                         ============      ============       ===========      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         550,000           350,000           350,000           400,000
  Shares Purchased through Dividend
     Reinvestments...................           1,581               797               158                56
  Shares Redeemed....................        (150,000)         (500,000)         (100,000)       (1,000,000)
  Shares Outstanding, Beginning of
     Period..........................       1,000,989         1,150,192         1,000,097         1,600,041
                                         ------------      ------------       -----------      ------------
  Shares Outstanding, End of Period..       1,402,570         1,000,989         1,250,255         1,000,097
                                         ============      ============       ===========      ============





See Notes to Financial Statements.

                                                               ANNUAL REPORT  71





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                              RYDEX/SGI S&P MIDCAP                RYDEX/SGI S&P MIDCAP
                                               400 PURE VALUE ETF                  400 PURE GROWTH ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2009  OCTOBER 31, 2008
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............     $   325,832      $    394,995      $     63,967      $      8,569
  Net Realized Loss..................      (7,117,028)       (1,434,610)       (4,466,151)          (58,952)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................       8,073,464        (6,410,678)       11,908,189       (10,136,135)
                                          -----------      ------------      ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................       1,282,268        (7,450,293)        7,506,005       (10,186,518)
                                          -----------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (307,090)         (365,468)          (48,422)          (14,295)
  Capital............................              --            (3,840)               --                --
                                          -----------      ------------      ------------      ------------
  Decrease in Net Assets From
     Distributions to Shareholders...        (307,090)         (369,308)          (48,422)          (14,295)
                                          -----------      ------------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      13,278,363         2,929,138        95,440,614        31,994,754
  Value of Shares Purchased through
     Dividend Reinvestments..........           4,588             2,678               314               170
  Value of Shares Redeemed...........      (1,386,313)       (6,444,307)      (12,062,845)      (25,112,473)
                                          -----------      ------------      ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................      11,896,638        (3,512,491)       83,378,083         6,882,451
                                          -----------      ------------      ------------      ------------
     Increase (Decrease) in Net
       Assets........................      12,871,816       (11,332,092)       90,835,666        (3,318,362)
NET ASSETS--BEGINNING OF PERIOD......      10,125,536        21,457,628        17,595,844        20,914,206
                                          -----------      ------------      ------------      ------------
NET ASSETS--END OF PERIOD(1).........     $22,997,352      $ 10,125,536      $108,431,510      $ 17,595,844
                                          ===========      ============      ============      ============
(1) Including Undistributed Net
  Investment Income..................     $        --      $         --      $     15,638      $         93
                                          ===========      ============      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         550,000           100,000         1,900,000           600,000
  Shares Purchased through Dividend
     Reinvestments...................             250                90                 8                 3
  Shares Redeemed....................        (100,000)         (200,000)         (300,000)         (500,000)
  Shares Outstanding, Beginning of
     Period..........................         500,168           600,078           450,011           350,008
                                          -----------      ------------      ------------      ------------
  Shares Outstanding, End of Period..         950,418           500,168         2,050,019           450,011
                                          ===========      ============      ============      ============





See Notes to Financial Statements.

72




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX/SGI S&P SMALLCAP              RYDEX/SGI S&P SMALLCAP
                                               600 PURE VALUE ETF                  600 PURE GROWTH ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2009  OCTOBER 31, 2008
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $    601,004      $    639,744       $    18,381       $    27,966
  Net Realized Gain (Loss)...........       2,445,137        (3,823,543)         (981,454)          299,165
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................        (548,873)       (7,000,618)        2,147,377        (3,549,666)
                                         ------------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................       2,497,268       (10,184,417)        1,184,304        (3,222,535)
                                         ------------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (480,887)         (581,573)          (20,833)          (27,774)
                                         ------------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....     121,659,746        18,998,419         9,770,800         3,530,251
  Value of Shares Purchased through
     Dividend Reinvestments..........              14               577                --               111
  Value of Shares Redeemed...........     (40,919,190)       (5,132,560)       (6,246,728)       (4,251,773)
                                         ------------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................      80,740,570        13,866,436         3,524,072          (721,411)
                                         ------------      ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets........................      82,756,951         3,100,446         4,687,543        (3,971,720)
NET ASSETS--BEGINNING OF PERIOD......      25,526,790        22,426,344         7,257,386        11,229,106
                                         ------------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........    $108,283,741      $ 25,526,790       $11,944,929       $ 7,257,386
                                         ============      ============       ===========       ===========
(1) Including Undistributed Net
  Investment Income..................    $     34,677      $     12,181       $        --       $       192
                                         ============      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................       4,150,000           650,000           300,000           100,000
  Shares Purchased through Dividend
     Reinvestments...................               1                18                --                 3
  Shares Redeemed....................      (1,450,000)         (150,000)         (200,000)         (100,000)
  Shares Outstanding, Beginning of
     Period..........................       1,100,039           600,021           250,004           250,001
                                         ------------      ------------       -----------       -----------
  Shares Outstanding, End of Period..       3,800,040         1,100,039           350,004           250,004
                                         ============      ============       ===========       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  73





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX/SGI S&P EQUAL WEIGHT          RYDEX/SGI S&P EQUAL WEIGHT
                                           CONSUMER DISCRETIONARY ETF             CONSUMER STAPLES ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2009  OCTOBER 31, 2008
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............     $   133,691      $    183,955       $   232,510       $   174,606
  Net Realized Gain (Loss)...........      (2,115,968)       (3,645,142)         (262,743)           41,473
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................       4,599,724        (2,318,744)        1,526,281        (2,115,793)
                                          -----------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................       2,617,447        (5,779,931)        1,496,048        (1,899,714)
                                          -----------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (134,899)         (191,461)         (224,373)         (170,546)
                                          -----------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      12,583,909        77,181,099                --         6,977,860
  Value of Shares Redeemed...........      (7,314,430)      (96,415,372)       (1,954,772)       (2,441,867)
                                          -----------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................       5,269,479       (19,234,273)       (1,954,772)        4,535,993
                                          -----------      ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets........................       7,752,027       (25,205,665)         (683,097)        2,465,733
NET ASSETS--BEGINNING OF PERIOD......       3,722,266        28,927,931        10,367,839         7,902,106
                                          -----------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........     $11,474,293      $  3,722,266       $ 9,684,742       $10,367,839
                                          ===========      ============       ===========       ===========
(1) Including Undistributed Net
  Investment Income..................     $     1,257      $      2,465       $    19,818       $    11,681
                                          ===========      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         600,000         2,050,000                --           150,000
  Shares Redeemed....................        (400,000)       (2,550,000)          (50,000)          (50,000)
  Shares Outstanding, Beginning of
     Period..........................         150,000           650,000           250,000           150,000
                                          -----------      ------------       -----------       -----------
  Shares Outstanding, End of Period..         350,000           150,000           200,000           250,000
                                          ===========      ============       ===========       ===========





See Notes to Financial Statements.

74




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX/SGI S&P EQUAL WEIGHT          RYDEX/SGI S&P EQUAL WEIGHT
                                                   ENERGY ETF                        FINANCIALS ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2009  OCTOBER 31, 2008
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............     $    83,961       $    64,476       $   217,309       $   188,717
  Net Realized Gain (Loss)...........      (1,676,952)        1,935,459        (3,250,473)       (2,058,581)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................       3,463,565        (6,142,032)        3,985,344        (2,732,751)
                                          -----------       -----------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................       1,870,574        (4,142,097)          952,180        (4,602,615)
                                          -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............         (78,547)          (63,539)         (243,410)         (161,215)
  Net Realized Gains.................              --          (269,337)               --                --
                                          -----------       -----------       -----------       -----------
  Decrease in Net Assets From
     Distributions to Shareholders...         (78,547)         (332,876)         (243,410)         (161,215)
                                          -----------       -----------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....       6,057,007         6,873,049         6,405,261         8,469,375
  Value of Shares Purchased through
     Dividend Reinvestments..........              --               343                --                --
  Value of Shares Redeemed...........      (1,884,823)       (6,562,435)       (3,824,425)               --
                                          -----------       -----------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions....................       4,172,184           310,957         2,580,836         8,469,375
                                          -----------       -----------       -----------       -----------
     Increase (Decrease) in Net
       Assets........................       5,964,211        (4,164,016)        3,289,606         3,705,545
NET ASSETS--BEGINNING OF PERIOD......       5,957,551        10,121,567        10,705,365         6,999,820
                                          -----------       -----------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........     $11,921,762       $ 5,957,551       $13,994,971       $10,705,365
                                          ===========       ===========       ===========       ===========
(1) Including Undistributed Net
  Investment Income..................     $     6,351       $       937       $        --       $        --
                                          ===========       ===========       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         150,000           100,000           350,000           350,000
  Shares Purchased through Dividend
     Reinvestments...................              --                 5                --                --
  Shares Redeemed....................         (50,000)         (100,000)         (200,000)               --
  Shares Outstanding, Beginning of
     Period..........................         150,005           150,000           500,000           150,000
                                          -----------       -----------       -----------       -----------
  Shares Outstanding, End of Period..         250,005           150,005           650,000           500,000
                                          ===========       ===========       ===========       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  75





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX/SGI S&P EQUAL WEIGHT          RYDEX/SGI S&P EQUAL WEIGHT
                                                 HEALTH CARE ETF                     INDUSTRIALS ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2009  OCTOBER 31, 2008
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $    233,256      $    103,107       $   209,818       $   108,811
  Net Realized Gain (Loss)...........        (216,300)          264,131        (1,921,389)        1,041,342
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................      12,475,194       (13,885,432)        4,801,448        (4,023,914)
                                         ------------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................      12,492,150       (13,518,194)        3,089,877        (2,873,761)
                                         ------------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (219,171)          (94,309)         (204,603)         (106,813)
  Net Realized Gains.................              --                --                --          (266,443)
                                         ------------      ------------       -----------       -----------
  Decrease in Net Assets From
     Distributions to Shareholders...        (219,171)          (94,309)         (204,603)         (373,256)
                                         ------------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      52,467,908        61,205,232        10,670,318         7,034,803
  Value of Shares Redeemed...........     (39,969,426)      (16,438,715)       (2,811,423)       (5,547,224)
                                         ------------      ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions....................      12,498,482        44,766,517         7,858,895         1,487,579
                                         ------------      ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets........................      24,771,461        31,154,014        10,744,169        (1,759,438)
NET ASSETS--BEGINNING OF PERIOD......      48,536,602        17,382,588         7,145,809         8,905,247
                                         ------------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........    $ 73,308,063      $ 48,536,602       $17,889,978       $ 7,145,809
                                         ============      ============       ===========       ===========
(1) Including Undistributed Net
  Investment Income..................    $     25,509      $     10,963       $     3,576       $     1,505
                                         ============      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................       1,150,000         1,150,000           350,000           150,000
  Shares Redeemed....................        (850,000)         (300,000)         (100,000)         (100,000)
  Shares Outstanding, Beginning of
     Period..........................       1,150,000           300,000           200,000           150,000
                                         ------------      ------------       -----------       -----------
  Shares Outstanding, End of Period..       1,450,000         1,150,000           450,000           200,000
                                         ============      ============       ===========       ===========





See Notes to Financial Statements.

76




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX/SGI S&P EQUAL WEIGHT          RYDEX/SGI S&P EQUAL WEIGHT
                                                  MATERIALS ETF                      TECHNOLOGY ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2009  OCTOBER 31, 2008
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............     $   268,197       $   156,833       $    57,660      $     26,296
  Net Realized Gain (Loss)...........        (281,229)           60,553        (2,314,699)       (1,334,303)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................       5,501,066        (2,701,829)        7,831,217        (7,030,476)
                                          -----------       -----------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................       5,488,034        (2,484,443)        5,574,178        (8,338,483)
                                          -----------       -----------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (264,238)         (159,896)          (68,005)          (27,611)
                                          -----------       -----------       -----------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      35,570,213         4,429,500        46,698,982        15,426,927
  Value of Shares Redeemed...........      (4,749,941)       (5,543,627)       (5,731,696)      (18,877,730)
                                          -----------       -----------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................      30,820,272        (1,114,127)       40,967,286        (3,450,803)
                                          -----------       -----------       -----------      ------------
     Increase (Decrease) in Net
       Assets........................      36,044,068        (3,758,466)       46,473,459       (11,816,897)
NET ASSETS--BEGINNING OF PERIOD......       5,155,007         8,913,473         7,495,113        19,312,010
                                          -----------       -----------       -----------      ------------
NET ASSETS--END OF PERIOD(1).........     $41,199,075       $ 5,155,007       $53,968,572      $  7,495,113
                                          ===========       ===========       ===========      ============
(1) Including Undistributed Net
  Investment Income..................     $     9,291       $     5,332       $        --      $         --
                                          ===========       ===========       ===========      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         850,000           100,000         1,250,000           350,000
  Shares Redeemed....................        (100,000)         (100,000)         (150,000)         (450,000)
  Shares Outstanding, Beginning of
     Period..........................         150,000           150,000           250,000           350,000
                                          -----------       -----------       -----------      ------------
  Shares Outstanding, End of Period..         900,000           150,000         1,350,000           250,000
                                          ===========       ===========       ===========      ============





See Notes to Financial Statements.

                                                               ANNUAL REPORT  77





STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------

                                                              RYDEX/SGI S&P EQUAL WEIGHT
                                                                    UTILITIES ETF
                                                         -----------------------------------
                                                               YEAR ENDED         YEAR ENDED
                                                         OCTOBER 31, 2009   OCTOBER 31, 2008
                                                         ----------------   ----------------
OPERATIONS
  Net Investment Income................................     $  298,297         $   186,347
  Net Realized Loss....................................       (887,060)           (426,683)
  Net Change in Unrealized Appreciation (Depreciation)
     on Investments....................................      1,054,143          (2,110,863)
                                                            ----------         -----------
  Net Increase (Decrease) in Net Assets Resulting From
     Operations........................................        465,380          (2,351,199)
                                                            ----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................................       (287,015)           (182,405)
                                                            ----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.......................      4,130,846           2,499,606
  Value of Shares Redeemed.............................             --          (2,076,737)
                                                            ----------         -----------
  Net Increase in Net Assets Resulting From Share
     Transactions......................................      4,130,846             422,869
                                                            ----------         -----------
     Increase (Decrease) in Net Assets.................      4,309,211          (2,110,735)
NET ASSETS--BEGINNING OF PERIOD........................      4,117,751           6,228,486
                                                            ----------         -----------
NET ASSETS--END OF PERIOD(1)...........................     $8,426,962         $ 4,117,751
                                                            ==========         ===========
(1) Including Undistributed Net Investment Income......     $   28,803         $    17,521
                                                            ==========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.....................................        100,000              50,000
  Shares Redeemed......................................             --             (50,000)
  Shares Outstanding, Beginning of Period..............        100,000             100,000
                                                            ----------         -----------
  Shares Outstanding, End of Period....................        200,000             100,000
                                                            ==========         ===========






See Notes to Financial Statements.

78




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                          RYDEX/SGI S&P 500 PURE VALUE ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 17.98           $ 34.46           $ 32.66           $ 29.87
                                           -------           -------           -------           -------
Net Investment Income**.............          0.49              1.00              0.75              0.49
Net Realized and Unrealized Gain
  (Loss) on Investments.............          3.53            (16.44)             1.80              2.58
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          4.02            (15.44)             2.55              3.07
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.54)            (1.04)            (0.75)            (0.28)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 21.46           $ 17.98           $ 34.46           $ 32.66
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         23.73%           (45.76)%            7.79%            10.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $30,101           $17,994           $39,635           $21,232
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%             0.35%             0.35%             0.35%****
Net Investment Income...............          2.92%             3.63%             2.15%             2.37%****
Portfolio Turnover Rate+............            45%               53%               26%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  79





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                         RYDEX/SGI S&P 500 PURE GROWTH ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 24.40           $ 39.59           $ 35.30           $ 34.42
                                           -------           -------           -------           -------
Net Investment Income**.............          0.18              0.20              0.25              0.11
Net Realized and Unrealized Gain
  (Loss) on Investments.............          6.46            (15.19)             4.26              0.84
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          6.64            (14.99)             4.51              0.95
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.19)            (0.20)            (0.22)            (0.07)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 30.85           $ 24.40           $ 39.59           $ 35.30
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         27.41%           (38.00)%           12.79%             2.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $38,568           $24,398           $63,340           $17,649
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%             0.35%             0.35%             0.35%****
Net Investment Income...............          0.69%             0.57%             0.66%             0.48%****
Portfolio Turnover Rate+............            27%               30%               24%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

80




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                      RYDEX/SGI S&P MIDCAP 400 PURE VALUE ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 20.24           $ 35.76           $ 33.27           $ 31.53
                                           -------           -------           -------           -------
Net Investment Income**.............          0.59              0.87              0.82              0.44
Net Realized and Unrealized Gain
  (Loss) on Investments.............          3.92            (15.54)             2.48              1.60
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          4.51            (14.67)             3.30              2.04
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.55)            (0.84)            (0.81)            (0.30)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 24.20           $ 20.24           $ 35.76           $ 33.27
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         23.32%           (41.75)%            9.94%             6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $22,997           $10,126           $21,458           $14,973
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%             0.35%             0.35%             0.35%****
Net Investment Income...............          2.90%             2.87%             2.28%             2.07%****
Portfolio Turnover Rate+............            57%               64%               46%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  81





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                      RYDEX/SGI S&P MIDCAP 400 PURE GROWTH ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $  39.10           $ 59.75           $ 50.10           $ 52.62
                                          --------           -------           -------           -------
Net Investment Income**.............          0.09              0.02              0.33              0.02
Net Realized and Unrealized Gain
  (Loss) on Investments.............         13.79            (20.63)             9.73             (2.53)
                                          --------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         13.88            (20.61)            10.06             (2.51)
                                          --------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.09)            (0.04)            (0.27)            (0.01)
Net Realized Gains..................            --                --             (0.14)               --
                                          --------           -------           -------           -------
Total Distributions.................         (0.09)            (0.04)            (0.41)            (0.01)
                                          --------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....      $  52.89           $ 39.10           $ 59.75           $ 50.10
                                          ========           =======           =======           =======
TOTAL RETURN***.....................         35.59%           (34.52)%           20.17%            (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $108,432           $17,596           $20,914           $22,547
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%             0.35%             0.35%             0.35%****
Net Investment Income...............          0.19%             0.04%             0.60%             0.07%****
Portfolio Turnover Rate+............            29%               52%               53%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

82




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                     RYDEX/SGI S&P SMALLCAP 600 PURE VALUE ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $  23.21           $ 37.38           $ 40.13            $38.45
                                          --------           -------           -------            ------
Net Investment Income**.............          0.32              0.79              0.74              0.37
Net Realized and Unrealized Gain
  (Loss) on Investments.............          5.29            (14.26)            (2.85)             1.62
                                          --------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....          5.61            (13.47)            (2.11)             1.99
                                          --------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.32)            (0.70)            (0.62)            (0.31)
Capital.............................            --                --             (0.02)               --
                                          --------           -------           -------            ------
Total Distributions.................         (0.32)            (0.70)            (0.64)            (0.31)
                                          --------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....      $  28.50           $ 23.21           $ 37.38            $40.13
                                          ========           =======           =======            ======
TOTAL RETURN***.....................         25.00%           (36.48)%           (5.38)%            5.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $108,284           $25,527           $22,426            $6,019
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%             0.35%             0.35%             0.35%****
Net Investment Income...............          1.18%             2.57%             1.78%             1.46%****
Portfolio Turnover Rate+............            43%               50%               37%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  83





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                     RYDEX/SGI S&P SMALLCAP 600 PURE GROWTH ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 29.03           $ 44.92           $ 39.10            $39.31
                                           -------           -------           -------            ------
Net Investment Income (Loss)**......          0.06              0.17                --             (0.01)
Net Realized and Unrealized Gain
  (Loss) on Investments.............          5.13            (15.87)             5.84             (0.20)
                                           -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....          5.19            (15.70)             5.84             (0.21)
                                           -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.09)            (0.19)            (0.02)               --
                                           -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 34.13           $ 29.03           $ 44.92            $39.10
                                           =======           =======           =======            ======
TOTAL RETURN***.....................         17.93%           (35.05)%           14.93%            (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $11,945           $ 7,257           $11,229            $7,820
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%             0.35%             0.35%             0.35%****
Net Investment Income (Loss)........          0.21%             0.44%             0.00%            (0.04)%****
Portfolio Turnover Rate+............            46%               63%               51%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

84




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                RYDEX/SGI S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 24.82           $ 44.50           $ 44.98
                                                     -------           -------           -------
Net Investment Income**.......................          0.40              0.53              0.32
Net Realized and Unrealized Gain (Loss) on
  Investments.................................          7.93            (19.59)            (0.49)
                                                     -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS..............          8.33            (19.06)            (0.17)
                                                     -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.37)            (0.62)            (0.31)
                                                     -------           -------           -------
NET ASSET VALUE AT END OF PERIOD..............       $ 32.78           $ 24.82           $ 44.50
                                                     =======           =======           =======
TOTAL RETURN***...............................         34.20%           (43.27)%           (0.40)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $11,474           $ 3,722           $28,928
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%             0.50%             0.50%****
Net Investment Income.........................          1.61%             1.44%             0.67%****
Portfolio Turnover Rate+......................            42%               29%               28%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  85





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                   RYDEX/SGI S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $41.47            $ 52.68            $48.16
                                                     ------            -------            ------
Net Investment Income**.......................         1.04               0.88              1.16
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         6.91             (11.22)             4.32
                                                     ------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS..............         7.95             (10.34)             5.48
                                                     ------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................        (1.00)             (0.87)            (0.96)
                                                     ------            -------            ------
NET ASSET VALUE AT END OF PERIOD..............       $48.42            $ 41.47            $52.68
                                                     ======            =======            ======
TOTAL RETURN***...............................        19.60%            (19.87)%           11.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $9,685            $10,368            $7,902
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................         0.50%              0.50%             0.50%****
Net Investment Income.........................         2.52%              1.78%             2.29%****
Portfolio Turnover Rate+......................           25%                25%               19%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

86




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX/SGI S&P EQUAL WEIGHT ENERGY ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 39.72           $ 67.48           $ 48.35
                                                     -------           -------           -------
Net Investment Income**.......................          0.46              0.33              0.27
Net Realized and Unrealized Gain (Loss) on
  Investments.................................          7.93            (25.94)            19.14
                                                     -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS..............          8.39            (25.61)            19.41
                                                     -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.42)            (0.35)            (0.28)
Net Realized Gains............................            --             (1.80)               --
                                                     -------           -------           -------
Total Distributions...........................         (0.42)            (2.15)            (0.28)
                                                     -------           -------           -------
NET ASSET VALUE AT END OF PERIOD..............       $ 47.69           $ 39.72           $ 67.48
                                                     =======           =======           =======
TOTAL RETURN***...............................         21.39%           (39.28)%           40.28%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $11,922           $ 5,958           $10,122
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%             0.50%             0.50%****
Net Investment Income.........................          1.16%             0.50%             0.47%****
Portfolio Turnover Rate+......................            33%               38%               34%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  87





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                      RYDEX/SGI S&P EQUAL WEIGHT FINANCIALS ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 21.41           $ 46.67            $48.57
                                                     -------           -------            ------
Net Investment Income**.......................          0.36              1.02              0.92
Net Realized and Unrealized Gain (Loss) on
  Investments.................................          0.18            (25.40)            (1.95)
                                                     -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS..............          0.54            (24.38)            (1.03)
                                                     -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.42)            (0.88)            (0.87)
                                                     -------           -------            ------
NET ASSET VALUE AT END OF PERIOD..............       $ 21.53           $ 21.41            $46.67
                                                     =======           =======            ======
TOTAL RETURN***...............................          3.15%           (52.88)%           (2.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $13,995           $10,705            $7,000
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%             0.50%             0.50%****
Net Investment Income.........................          2.00%             3.09%             1.84%****
Portfolio Turnover Rate+......................            49%               51%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

88




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                      RYDEX/SGI S&P EQUAL WEIGHT HEALTH CARE ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 42.21           $ 57.94           $ 49.46
                                                     -------           -------           -------
Net Investment Income**.......................          0.19              0.14              0.11
Net Realized and Unrealized Gain (Loss) on
  Investments.................................          8.35            (15.74)             8.48
                                                     -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS..............          8.54            (15.60)             8.59
                                                     -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.19)            (0.13)            (0.11)
                                                     -------           -------           -------
NET ASSET VALUE AT END OF PERIOD..............       $ 50.56           $ 42.21           $ 57.94
                                                     =======           =======           =======
TOTAL RETURN***...............................         20.31%           (26.98)%           17.37%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $73,308           $48,537           $17,383
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%             0.50%             0.50%****
Net Investment Income.........................          0.42%             0.26%             0.20%****
Portfolio Turnover Rate+......................            38%               26%               55%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  89





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                      RYDEX/SGI S&P EQUAL WEIGHT INDUSTRIALS ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 35.73           $ 59.37            $49.15
                                                     -------           -------            ------
Net Investment Income**.......................          0.67              0.61              0.56
Net Realized and Unrealized Gain (Loss) on
  Investments.................................          4.12            (21.82)            10.21
                                                     -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS..............          4.79            (21.21)            10.77
                                                     -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.76)            (0.65)            (0.55)
Net Realized Gains............................            --             (1.78)               --
                                                     -------           -------            ------
Total Distributions...........................         (0.76)            (2.43)            (0.55)
                                                     -------           -------            ------
NET ASSET VALUE AT END OF PERIOD..............       $ 39.76           $ 35.73            $59.37
                                                     =======           =======            ======
TOTAL RETURN***...............................         13.84%           (37.12)%           22.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $17,890           $ 7,146            $8,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%             0.50%             0.50%****
Net Investment Income.........................          1.88%             1.17%             1.02%****
Portfolio Turnover Rate+......................            35%               30%               36%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

90




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX/SGI S&P EQUAL WEIGHT MATERIALS ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 34.37           $ 59.42            $48.43
                                                     -------           -------            ------
Net Investment Income**.......................          0.60              1.40              0.85
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         11.49            (25.11)            10.74
                                                     -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS..............         12.09            (23.71)            11.59
                                                     -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.68)            (1.34)            (0.60)
                                                     -------           -------            ------
NET ASSET VALUE AT END OF PERIOD..............       $ 45.78           $ 34.37            $59.42
                                                     =======           =======            ======
TOTAL RETURN***...............................         35.82%           (40.67)%           24.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $41,199           $ 5,155            $8,913
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%             0.50%             0.50%****
Net Investment Income.........................          1.41%             2.69%             1.53%****
Portfolio Turnover Rate+......................            57%               34%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  91





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                      RYDEX/SGI S&P EQUAL WEIGHT TECHNOLOGY ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 29.98           $ 55.18           $ 47.80
                                                     -------           -------           -------
Net Investment Income (Loss)**................          0.11              0.06             (0.05)
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         10.03            (25.19)             7.43
                                                     -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS..............         10.14            (25.13)             7.38
                                                     -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.14)            (0.07)               --
                                                     -------           -------           -------
NET ASSET VALUE AT END OF PERIOD..............       $ 39.98           $ 29.98           $ 55.18
                                                     =======           =======           =======
TOTAL RETURN***...............................         33.94%           (45.58)%           15.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $53,969           $ 7,495           $19,312
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%             0.50%             0.50%****
Net Investment Income (Loss)..................          0.30%             0.14%            (0.10)%****
Portfolio Turnover Rate+......................            30%               36%               60%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

92




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                       RYDEX/SGI S&P EQUAL WEIGHT UTILITIES ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $41.18            $ 62.28            $54.91
                                                     ------            -------            ------
Net Investment Income**.......................         1.89               1.81              1.55
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         0.88             (21.09)             7.38
                                                     ------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS..............         2.77             (19.28)             8.93
                                                     ------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................        (1.82)             (1.82)            (1.56)
                                                     ------            -------            ------
NET ASSET VALUE AT END OF PERIOD..............       $42.13            $ 41.18            $62.28
                                                     ======            =======            ======
TOTAL RETURN***...............................         6.97%            (31.63)%           16.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $8,427            $ 4,118            $6,228
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................         0.50%              0.50%             0.50%****
Net Investment Income.........................         4.64%              3.30%             2.59%****
Portfolio Turnover Rate+......................           26%                25%               20%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  93





NOTES TO FINANCIAL STATEMENTS                                   October 31, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2009, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). The financial statements herein relate to the following Funds: Rydex/SGI S&P 500 Pure Value ETF, Rydex/SGI S&P 500 Pure Growth ETF, Rydex/SGI S&P MidCap 400 Pure Value ETF, Rydex/SGI S&P MidCap 400 Pure Growth ETF, Rydex/SGI S&P SmallCap 600 Pure Value ETF, Rydex/SGI S&P SmallCap 600 Pure Growth ETF, Rydex/SGI S&P Equal Weight Consumer Discretionary ETF, Rydex/SGI S&P Equal Weight Consumer Staples ETF, Rydex/SGI S&P Equal Weight Energy ETF, Rydex/SGI S&P Equal Weight Financials ETF, Rydex/SGI S&P Equal Weight Health Care ETF, Rydex/SGI S&P Equal Weight Industrials ETF, Rydex/SGI S&P Equal Weight Materials ETF, Rydex/SGI S&P Equal Weight Technology ETF and Rydex/SGI S&P Equal Weight Utilities ETF. Rydex/SGI S&P 500 Pure Value ETF, Rydex/SGI S&P 500 Pure Growth ETF, Rydex/SGI S&P MidCap 400 Pure Value ETF, Rydex/SGI S&P MidCap 400 Pure Growth ETF, Rydex/SGI S&P SmallCap 600 Pure Value ETF and Rydex/SGI S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex/SGI S&P Equal Weight Consumer Discretionary ETF, Rydex/SGI S&P Equal Weight Consumer Staples ETF, Rydex/SGI S&P Equal Weight Energy ETF, Rydex/SGI S&P Equal Weight Financials ETF, Rydex/SGI S&P Equal Weight Health Care ETF, Rydex/SGI S&P Equal Weight Industrials ETF, Rydex/SGI S&P Equal Weight Materials ETF, Rydex/SGI S&P Equal Weight Technology ETF and Rydex/SGI S&P Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). Rydex/SGI S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex/SGI S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex/SGI S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex/SGI S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex/SGI S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index, the Rydex/SGI S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index, Rydex/SGI S&P Equal Weight Consumer Discretionary ETF tracks the S&P Equal Weight Index Consumer Discretionary, the Rydex/SGI S&P Equal Weight Consumer Staples ETF tracks the S&P Equal Weight Index Consumer Staples, the Rydex/SGI S&P Equal Weight Energy ETF tracks the S&P Equal Weight Index Energy, the Rydex/SGI S&P Equal Weight Financials ETF tracks the S&P Equal Weight Index Financials, the Rydex/SGI S&P Equal Weight Health Care ETF tracks the S&P Equal Weight Index Health Care, the Rydex/SGI S&P Equal Weight Industrials ETF tracks the S&P Equal Weight Index Industrials, the Rydex/SGI S&P Equal Weight Materials ETF tracks the S&P Equal Weight Index Materials, the Rydex/SGI S&P Equal Weight Technology ETF tracks the S&P Equal Weight Index Information Technology and the Rydex/SGI S&P Equal Weight Utilities ETF tracks the S&P Equal Weight Index Telecommunication Services & Utilities. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary

94




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, an affiliated entity, which acts as the Funds' investment advisor, in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant. For the year ended October 31, 2009, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2006 -- 2009), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments are for tax equalization and net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the year

                                                               ANNUAL REPORT  95





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


ended October 31, 2009 are disclosed in each Fund's Statement of Operations. For the year ended October 31, 2009, the adjustments for the Funds were as follows:

                                                                   UNDISTRIBUTED    ACCUMULATED
                                                        PAID-IN   NET INVESTMENT   NET REALIZED
                                                        CAPITAL    INCOME (LOSS)    GAIN (LOSS)
                                                    -----------   --------------   ------------
Rydex/SGI S&P 500 Pure Value ETF..................  $  (462,119)     $ 22,327      $    439,792
Rydex/SGI S&P 500 Pure Growth ETF.................      211,583            --          (211,583)
Rydex/SGI S&P MidCap 400 Pure Value ETF...........   (1,025,675)      (18,742)        1,044,417
Rydex/SGI S&P MidCap 400 Pure Growth ETF..........     (937,956)           --           937,956
Rydex/SGI S&P SmallCap 600 Pure Value ETF.........   12,930,482       (97,621)      (12,832,861)
Rydex/SGI S&P SmallCap 600 Pure Growth ETF........      668,493         2,260          (670,753)
Rydex/SGI S&P Equal Weight Consumer Discretionary
  ETF.............................................      128,952            --          (128,952)
Rydex/SGI S&P Equal Weight Consumer Staples ETF...      (41,913)           --            41,913
Rydex/SGI S&P Equal Weight Energy ETF.............      346,186            --          (346,186)
Rydex/SGI S&P Equal Weight Financials ETF.........      666,591        26,101          (692,692)
Rydex/SGI S&P Equal Weight Health Care ETF........    3,732,594           461        (3,733,055)
Rydex/SGI S&P Equal Weight Industrials ETF........     (586,646)       (3,144)          589,790
Rydex/SGI S&P Equal Weight Materials ETF..........    1,394,085            --        (1,394,085)
Rydex/SGI S&P Equal Weight Technology ETF.........      919,547        10,345          (929,892)
Rydex/SGI S&P Equal Weight Utilities ETF..........           --            --                --


Differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments relate to tax deferral of losses on wash sales and estimated return of capital payments on REITs.

At October 31, 2009, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                     2014       2015         2016         2017
                                                  -------   --------   ----------   ----------
Rydex/SGI S&P 500 Pure Value ETF................  $    --   $     --   $2,798,860   $8,734,328
Rydex/SGI S&P 500 Pure Growth ETF...............   28,988    142,389      524,164    6,919,390
Rydex/SGI S&P MidCap 400 Pure Value ETF.........   94,708     13,767      936,294    5,993,751
Rydex/SGI S&P MidCap 400 Pure Growth ETF........       --         --      645,506    3,370,709
Rydex/SGI S&P SmallCap 600 Pure Value ETF.......   16,654    170,782    3,946,225    9,925,091
Rydex/SGI S&P SmallCap 600 Pure Growth ETF......       --         --      127,914    1,715,604
Rydex/SGI S&P Equal Weight Consumer
  Discretionary ETF.............................       --         --    1,277,332    1,981,333
Rydex/SGI S&P Equal Weight Consumer Staples
  ETF...........................................       --     54,862      152,812      195,890
Rydex/SGI S&P Equal Weight Energy ETF...........       --         --           --    1,743,348
Rydex/SGI S&P Equal Weight Financials ETF.......       --         --    1,811,004    4,046,621
Rydex/SGI S&P Equal Weight Health Care ETF......       --         --      951,005    3,545,994
Rydex/SGI S&P Equal Weight Industrials ETF......       --         --           --    1,205,416
Rydex/SGI S&P Equal Weight Materials ETF........       --         --      176,419    1,638,943
Rydex/SGI S&P Equal Weight Technology ETF.......       --         --      637,647    3,097,882
Rydex/SGI S&P Equal Weight Utilities ETF........       --         --       60,408      555,032


The Funds did not utilize any capital loss carryforwards during the year ended October 31, 2009.

96




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The tax character of distributable earnings (accumulated losses) at October 31, 2009 was as follows:

                                          UNDISTRIBUTED   UNDISTRIBUTED                      UNREALIZED
                                               ORDINARY       LONG TERM   CAPITAL LOSS     APPRECIATION
                                                 INCOME    CAPITAL GAIN   CARRYFORWARD   (DEPRECIATION)
                                          -------------   -------------   ------------   --------------
Rydex/SGI S&P 500 Pure Value ETF........     $    --           $--        $(11,533,188)   $    (70,575)
Rydex/SGI S&P 500 Pure Growth ETF.......       5,486            --          (7,614,931)        545,873
Rydex/SGI S&P MidCap 400 Pure Value
  ETF...................................          --            --          (7,038,520)        947,498
Rydex/SGI S&P MidCap 400 Pure Growth
  ETF...................................      15,638            --          (4,016,215)      2,259,899
Rydex/SGI S&P SmallCap 600 Pure Value
  ETF...................................      34,677            --         (14,058,752)    (11,200,170)
Rydex/SGI S&P SmallCap 600 Pure Growth
  ETF...................................          --            --          (1,843,518)       (582,969)
Rydex/SGI S&P Equal Weight Consumer
  Discretionary ETF.....................       1,257            --          (3,258,665)      1,048,113
Rydex/SGI S&P Equal Weight Consumer
  Staples ETF...........................      19,818            --            (403,564)         69,080
Rydex/SGI S&P Equal Weight Energy ETF...       6,351            --          (1,743,348)       (392,840)
Rydex/SGI S&P Equal Weight Financials
  ETF...................................          --            --          (5,857,625)        775,645
Rydex/SGI S&P Equal Weight Health Care
  ETF...................................      25,509            --          (4,496,999)     (2,025,551)
Rydex/SGI S&P Equal Weight Industrials
  ETF...................................       3,576            --          (1,205,416)      1,893,058
Rydex/SGI S&P Equal Weight Materials
  ETF...................................       9,291            --          (1,815,362)      3,217,138
Rydex/SGI S&P Equal Weight Technology
  ETF...................................          --            --          (3,735,529)      1,075,100
Rydex/SGI S&P Equal Weight Utilities
  ETF...................................      28,803            --            (615,440)       (921,806)


The tax character of distributions paid during 2009 was as follows:

                                                        ORDINARY      LONG-TERM   RETURN OF
                                                          INCOME   CAPITAL GAIN     CAPITAL
                                                        --------   ------------   ---------
Rydex/SGI S&P 500 Pure Value ETF......................  $515,568        $--          $--
Rydex/SGI S&P 500 Pure Growth ETF.....................   214,179         --           --
Rydex/SGI S&P MidCap 400 Pure Value ETF...............   307,090         --           --
Rydex/SGI S&P MidCap 400 Pure Growth ETF..............    48,422         --           --
Rydex/SGI S&P SmallCap 600 Pure Value ETF.............   480,887         --           --
Rydex/SGI S&P SmallCap 600 Pure Growth ETF............    20,833         --           --
Rydex/SGI S&P Equal Weight Consumer Discretionary
  ETF.................................................   134,899         --           --
Rydex/SGI S&P Equal Weight Consumer Staples ETF.......   224,373         --           --
Rydex/SGI S&P Equal Weight Energy ETF.................    78,547         --           --
Rydex/SGI S&P Equal Weight Financials ETF.............   243,410         --           --
Rydex/SGI S&P Equal Weight Health Care ETF............   219,171         --           --
Rydex/SGI S&P Equal Weight Industrials ETF............   204,603         --           --
Rydex/SGI S&P Equal Weight Materials ETF..............   264,238         --           --
Rydex/SGI S&P Equal Weight Technology ETF.............    68,005         --           --
Rydex/SGI S&P Equal Weight Utilities ETF..............   287,015         --           --


The tax character of distributions paid during 2008 was as follows:

                                                        ORDINARY      LONG-TERM   RETURN OF
                                                          INCOME   CAPITAL GAIN     CAPITAL
                                                        --------   ------------   ---------
Rydex/SGI S&P 500 Pure Value ETF......................  $996,902        $--         $   --
Rydex/SGI S&P 500 Pure Growth ETF.....................   259,562         --             --
Rydex/SGI S&P MidCap 400 Pure Value ETF...............   365,468         --          3,840
Rydex/SGI S&P MidCap 400 Pure Growth ETF..............    14,295         --             --
Rydex/SGI S&P SmallCap 600 Pure Value ETF.............   581,573         --             --
Rydex/SGI S&P SmallCap 600 Pure Growth ETF............    27,774         --             --
Rydex/SGI S&P Equal Weight Consumer Discretionary
  ETF.................................................   191,461         --             --
Rydex/SGI S&P Equal Weight Consumer Staples ETF.......   170,546         --             --
Rydex/SGI S&P Equal Weight Energy ETF.................   332,876         --             --
Rydex/SGI S&P Equal Weight Financials ETF.............   161,215         --             --
Rydex/SGI S&P Equal Weight Health Care ETF............    94,309         --             --
Rydex/SGI S&P Equal Weight Industrials ETF............   373,256         --             --
Rydex/SGI S&P Equal Weight Materials ETF..............   159,896         --             --
Rydex/SGI S&P Equal Weight Technology ETF.............    27,611         --             --
Rydex/SGI S&P Equal Weight Utilities ETF..............   182,405         --             --

                                                               ANNUAL REPORT  97





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

E. FAIR VALUE MEASUREMENT

In accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820") (formerly known as FASB 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, ASC 820 "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" provided additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, ASC 820 expanded disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. This additional guidance is effective for interim and annual periods ending after June 15, 2009. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Funds' investments by category.

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2009:

FUND                                                   LEVEL 1   LEVEL 2   LEVEL 3          TOTAL
----                                              ------------   -------   -------   ------------
ASSETS
Rydex/SGI S&P 500 Pure Value ETF................  $ 30,084,624     $--       $--     $ 30,084,624
Rydex/SGI S&P 500 Pure Growth ETF...............    38,562,415      --        --       38,562,415
Rydex/SGI S&P MidCap 400 Pure Value ETF.........    22,979,471      --        --       22,979,471
Rydex/SGI S&P MidCap 400 Pure Growth ETF........   108,377,954      --        --      108,377,954
Rydex/SGI S&P SmallCap 600 Pure Value ETF.......   108,250,150      --        --      108,250,150
Rydex/SGI S&P SmallCap 600 Pure Growth ETF......    11,946,553      --        --       11,946,553
Rydex/SGI S&P Equal Weight Consumer
  Discretionary ETF.............................    11,473,143      --        --       11,473,143
Rydex/SGI S&P Equal Weight Consumer Staples
  ETF...........................................     9,672,208      --        --        9,672,208
Rydex/SGI S&P Equal Weight Energy ETF...........    11,915,339      --        --       11,915,339
Rydex/SGI S&P Equal Weight Financials ETF.......    13,989,005      --        --       13,989,005
Rydex/SGI S&P Equal Weight Health Care ETF......    73,282,121      --        --       73,282,121
Rydex/SGI S&P Equal Weight Industrials ETF......    17,885,402      --        --       17,885,402
Rydex/SGI S&P Equal Weight Materials ETF........    41,185,106      --        --       41,185,106
Rydex/SGI S&P Equal Weight Technology ETF.......    53,974,798      --        --       53,974,798
Rydex/SGI S&P Equal Weight Utilities ETF........     8,397,048      --        --        8,397,048


For the year ended October 31, 2009, there were no Level 3 Investments.

F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

98




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex/SGI S&P Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

H. RISK

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

I. NEW ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB established the FASB Accounting Standards Codification ("ASC") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds' financial statements.

The Funds adopted FASB ASC 815, "Derivatives and Hedging" ("ASC 815") (formerly known as FAS 161), effective October 31, 2009. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations. None of the Funds held derivatives for the year ended October 31, 2009.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of each Fund's to conform to changes in the composition of the relevant index. For these services, Rydex Investments receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex/SGI S&P 500 Pure Value ETF....................................      0.35%
Rydex/SGI S&P 500 Pure Growth ETF...................................      0.35%
Rydex/SGI S&P MidCap 400 Pure Value ETF.............................      0.35%
Rydex/SGI S&P MidCap 400 Pure Growth ETF............................      0.35%
Rydex/SGI S&P SmallCap 600 Pure Value ETF...........................      0.35%
Rydex/SGI S&P SmallCap 600 Pure Growth ETF..........................      0.35%
Rydex/SGI S&P Equal Weight Consumer Discretionary ETF...............      0.50%
Rydex/SGI S&P Equal Weight Consumer Staples ETF.....................      0.50%
Rydex/SGI S&P Equal Weight Energy ETF...............................      0.50%
Rydex/SGI S&P Equal Weight Financials ETF...........................      0.50%
Rydex/SGI S&P Equal Weight Health Care ETF..........................      0.50%
Rydex/SGI S&P Equal Weight Industrials ETF..........................      0.50%
Rydex/SGI S&P Equal Weight Materials ETF............................      0.50%
Rydex/SGI S&P Equal Weight Technology ETF...........................      0.50%
Rydex/SGI S&P Equal Weight Utilities ETF............................      0.50%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts

                                                               ANNUAL REPORT  99





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Rydex Investments compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At October 31, 2009, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex/SGI S&P 500 Pure Value ETF..................................       $1,000
Rydex/SGI S&P 500 Pure Growth ETF.................................        1,000
Rydex/SGI S&P MidCap 400 Pure Value ETF...........................          750
Rydex/SGI S&P MidCap 400 Pure Growth ETF..........................          750
Rydex/SGI S&P SmallCap 600 Pure Value ETF.........................        1,000
Rydex/SGI S&P SmallCap 600 Pure Growth ETF........................        1,000
Rydex/SGI S&P Equal Weight Consumer Discretionary ETF.............          750
Rydex/SGI S&P Equal Weight Consumer Staples ETF...................          500
Rydex/SGI S&P Equal Weight Energy ETF.............................          500
Rydex/SGI S&P Equal Weight Financials ETF.........................          750
Rydex/SGI S&P Equal Weight Health Care ETF........................          500
Rydex/SGI S&P Equal Weight Industrials ETF........................          500
Rydex/SGI S&P Equal Weight Materials ETF..........................          500
Rydex/SGI S&P Equal Weight Technology ETF.........................          750
Rydex/SGI S&P Equal Weight Utilities ETF..........................          500


5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2009 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex/SGI S&P 500 Pure Value ETF...........................   $ 11,041,122   $ 2,500,546
Rydex/SGI S&P 500 Pure Growth ETF..........................      8,327,316     2,565,437
Rydex/SGI S&P MidCap 400 Pure Value ETF....................     13,238,751     1,386,985
Rydex/SGI S&P MidCap 400 Pure Growth ETF...................     95,148,579    12,060,644
Rydex/SGI S&P SmallCap 600 Pure Value ETF..................    121,504,683    40,859,347
Rydex/SGI S&P SmallCap 600 Pure Growth ETF.................      9,770,844     6,247,505
Rydex/SGI S&P Equal Weight Consumer Discretionary ETF......     12,568,476     7,306,941
Rydex/SGI S&P Equal Weight Consumer Staples ETF............             --     1,951,665
Rydex/SGI S&P Equal Weight Energy ETF......................      6,048,637     1,883,847
Rydex/SGI S&P Equal Weight Financials ETF..................      6,387,877     3,812,368
Rydex/SGI S&P Equal Weight Health Care ETF.................     52,446,586    39,959,275
Rydex/SGI S&P Equal Weight Industrials ETF.................      5,079,412     2,800,601
Rydex/SGI S&P Equal Weight Materials ETF...................     35,525,781     4,739,579
Rydex/SGI S&P Equal Weight Technology ETF..................     46,686,756     5,729,580
Rydex/SGI S&P Equal Weight Utilities ETF...................      4,112,843            --

100




NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES         SALES
                                                              -----------   -----------
Rydex/SGI S&P 500 Pure Value ETF............................  $ 8,972,651   $ 7,636,962
Rydex/SGI S&P 500 Pure Growth ETF...........................    7,983,706     9,341,643
Rydex/SGI S&P MidCap 400 Pure Value ETF.....................    6,596,955     6,601,390
Rydex/SGI S&P MidCap 400 Pure Growth ETF....................   12,560,146    10,286,744
Rydex/SGI S&P SmallCap 600 Pure Value ETF...................   22,609,562    22,184,847
Rydex/SGI S&P SmallCap 600 Pure Growth ETF..................    4,186,209     3,949,004
Rydex/SGI S&P Equal Weight Consumer Discretionary ETF.......    3,436,823     3,578,054
Rydex/SGI S&P Equal Weight Consumer Staples ETF.............    2,296,562     2,467,111
Rydex/SGI S&P Equal Weight Energy ETF.......................    2,649,426     2,394,404
Rydex/SGI S&P Equal Weight Financials ETF...................    5,314,947     5,322,698
Rydex/SGI S&P Equal Weight Health Care ETF..................   20,454,042    20,519,085
Rydex/SGI S&P Equal Weight Industrials ETF..................    9,596,053     4,021,261
Rydex/SGI S&P Equal Weight Materials ETF....................   10,651,117    11,033,695
Rydex/SGI S&P Equal Weight Technology ETF...................    5,926,596     5,970,032
Rydex/SGI S&P Equal Weight Utilities ETF....................    1,856,403     1,674,879


There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2009.

At October 31, 2009, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                GROSS          GROSS   NET UNREALIZED
                                            IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                  COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          ------------   ------------   ------------   --------------
Rydex/SGI S&P 500 Pure Value ETF........  $ 30,155,199    $3,170,071    $ (3,240,646)   $    (70,575)
Rydex/SGI S&P 500 Pure Growth ETF.......    38,016,542     3,736,429      (3,190,556)        545,873
Rydex/SGI S&P MidCap 400 Pure Value
  ETF...................................    22,031,973     2,638,754      (1,691,256)        947,498
Rydex/SGI S&P MidCap 400 Pure Growth
  ETF...................................   106,118,055     5,538,947      (3,279,048)      2,259,899
Rydex/SGI S&P SmallCap 600 Pure Value
  ETF...................................   119,450,320     4,484,407     (15,684,577)    (11,200,170)
Rydex/SGI S&P SmallCap 600 Pure Growth
  ETF...................................    12,529,521       732,159      (1,315,127)       (582,968)
Rydex/SGI S&P Equal Weight Consumer
  Discretionary ETF.....................    10,425,030     1,317,251        (269,138)      1,048,113
Rydex/SGI S&P Equal Weight Consumer
  Staples ETF...........................     9,603,128       584,111        (515,031)         69,080
Rydex/SGI S&P Equal Weight Energy ETF...    12,308,179       787,814      (1,180,654)       (392,840)
Rydex/SGI S&P Equal Weight Financials
  ETF...................................    13,213,360     1,594,631        (818,986)        775,645
Rydex/SGI S&P Equal Weight Health Care
  ETF...................................    75,307,672     3,834,791      (5,860,342)     (2,025,551)
Rydex/SGI S&P Equal Weight Industrials
  ETF...................................    15,992,344     2,234,557        (341,499)      1,893,058
Rydex/SGI S&P Equal Weight Materials
  ETF...................................    37,967,968     3,969,148        (752,010)      3,217,138
Rydex/SGI S&P Equal Weight Technology
  ETF...................................    52,899,698     2,814,866      (1,739,766)      1,075,100
Rydex/SGI S&P Equal Weight Utilities
  ETF...................................     9,318,854       217,376      (1,139,182)       (921,806)


6.  SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since October 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through December 23, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.

                                                               ANNUAL REPORT 101





REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex/SGI S&P 500 Pure Value ETF, Rydex/SGI S&P 500 Pure Growth ETF, Rydex/SGI S&P MidCap 400 Pure Value ETF, Rydex/SGI S&P MidCap 400 Pure Growth ETF, Rydex/SGI S&P SmallCap 600 Pure Value ETF, Rydex/SGI S&P SmallCap 600 Pure Growth ETF, Rydex/SGI S&P Equal Weight Consumer Discretionary ETF, Rydex/SGI S&P Equal Weight Consumer Staples ETF, Rydex/SGI S&P Equal Weight Energy ETF, Rydex/SGI S&P Equal Weight Financials ETF, Rydex/SGI S&P Equal Weight Health Care ETF, Rydex/SGI S&P Equal Weight Industrials ETF, Rydex/SGI S&P Equal Weight Materials ETF, Rydex/SGI S&P Equal Weight Technology ETF, and Rydex/SGI S&P Equal Weight Utilities ETF (the "Funds")(fifteen of the series constituting the Rydex ETF Trust (the "Trust")) as of October 31, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   -S- ERNST & YOUNG LLP
McLean, Virginia
December 23, 2009

102




SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

For federal income tax purposes, the following information is furnished for the year ended October 31, 2009 in respect to percentage of ordinary distributions (net investment income plus short-term gains) which qualify for corporate dividends received deduction, designated qualified dividend income eligible for reduced taxes and distributions from long-term capital gains. These long-term capital gains distributions may be subject to a maximum tax rate of 15% as provided by the internal revenue code. The funds below hereby designate the maximum amount of such dividend allowable up to the amount of the dividends paid during the year.

                                                         DIVIDEND       LONG TERM   QUALIFIED
                                                         RECEIVED   CAPITAL GAINS    DIVIDEND
                                                        DEDUCTION    DISTRIBUTION      INCOME
                                                        ---------   -------------   ---------
Rydex/SGI S&P 500 Pure Value ETF......................     97.96%        $--         $444,296
Rydex/SGI S&P 500 Pure Growth ETF.....................    100.00%         --          296,603
Rydex/SGI S&P MidCap 400 Pure Value ETF...............     84.28%         --          251,655
Rydex/SGI S&P MidCap 400 Pure Growth ETF..............    100.00%         --          160,263
Rydex/SGI S&P SmallCap 600 Pure Value ETF.............     80.11%         --          391,111
Rydex/SGI S&P SmallCap 600 Pure Growth ETF............    100.00%         --           47,345
Rydex/SGI S&P Equal Weight Consumer Discretionary
  ETF.................................................    100.00%         --          171,964
Rydex/SGI S&P Equal Weight Consumer Staples ETF.......    100.00%         --          275,979
Rydex/SGI S&P Equal Weight Energy ETF.................     99.30%         --          110,185
Rydex/SGI S&P Equal Weight Financials ETF.............     91.85%         --          161,879
Rydex/SGI S&P Equal Weight Health Care ETF............     99.95%         --          489,866
Rydex/SGI S&P Equal Weight Industrials ETF............     99.79%         --          250,852
Rydex/SGI S&P Equal Weight Materials ETF..............    100.00%         --          347,692
Rydex/SGI S&P Equal Weight Technology ETF.............    100.00%         --          136,423
Rydex/SGI S&P Equal Weight Utilities ETF..............    100.00%         --          328,257


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2009 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex ETF Trust Board of Trustees (the "Board") generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex ETF Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments") (the "Current Agreement")

                                                               ANNUAL REPORT 103





SUPPLEMENTAL INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------


with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At an in-person meeting held August 25, 2009, called for the purpose of, among other things, voting on the renewal of the investment advisory agreement applicable to the Funds, the Board, including all of the Independent Trustees (the "Annual Renewal Meeting"), considered and approved the continuance of the Current Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.

BOARD CONSIDERATIONS IN APPROVING THE CONTINUATION OF THE CURRENT AGREEMENT

In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments' investment management and other services; (b) Rydex Investments' investment management personnel; (c) Rydex Investments' operations and financial condition; (d) Rydex Investments' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable funds or accounts; (f) each Fund's overall fees and operating expenses compared with similar funds; (g) the level of Rydex Investments' profitability from its Fund-related operations; (h) Rydex Investments' compliance systems; (i) Rydex Investments' policies on and compliance procedures for personal securities transactions; (j) Rydex Investments' reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. Certain of these considerations are discussed in more detail below.

In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement were fair and reasonable; (b) concluded that Rydex Investments' fees were reasonable in light of the services that Rydex Investments provides to the Funds; and (c) agreed to renew the Current Agreement for an additional one-year term.

In approving the continuation of the Current Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. The Board further noted that the Funds have consistently met their investment objectives since their respective inception dates. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

104




SUPPLEMENTAL INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees and gross and net total expenses of each Fund in comparison with the same information for other exchange-traded funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to exchange-traded funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Current Agreement for the last calendar year. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Current Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also reviewed and considered Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the distribution services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders.

                                                               ANNUAL REPORT 105





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES



                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 151
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 151
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 151
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 151
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 151
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 151
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 151
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

106




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (continued)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007);
                                           President and Chief Executive Officer of
                                           FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


                                                               ANNUAL REPORT 107





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and Assistant Secretary     Rydex Series Funds, Rydex Variable Trust,
(1960)                                     Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present);

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present) Director of
                                           Accounting of Rydex Investments (2003 to
                                           2004)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

RYDEX | SGI
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com  - 800.820.0888

ETF2-ANN-1009X1010

                                                                OCTOBER 31, 2009

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                      RYDEX | SGI 2x S&P 500 ETF
                                              RYDEX | SGI INVERSE 2x S&P 500 ETF
                                               RYDEX | SGI 2x S&P MIDCAP 400 ETF
                                       RYDEX | SGI INVERSE 2x S&P MIDCAP 400 ETF
                                              RYDEX | SGI 2x RUSSELL 2000(R) ETF
                                      RYDEX | SGI INVERSE 2x RUSSELL 2000(R) ETF
                                     RYDEX | SGI 2x S&P SELECT SECTOR ENERGY ETF
                             RYDEX | SGI INVERSE 2x S&P SELECT SECTOR ENERGY ETF
                                  RYDEX | SGI 2x S&P SELECT SECTOR FINANCIAL ETF
                          RYDEX | SGI INVERSE 2x S&P SELECT SECTOR FINANCIAL ETF
                                RYDEX | SGI 2x S&P SELECT SECTOR HEALTH CARE ETF
                        RYDEX | SGI INVERSE 2x S&P SELECT SECTOR HEALTH CARE ETF
                                 RYDEX | SGI 2x S&P SELECT SECTOR TECHNOLOGY ETF
                         RYDEX | SGI INVERSE 2x S&P SELECT SECTOR TECHNOLOGY ETF

                                                                     RYDEX | SGI
                                                  SECURITY GLOBAL INVESTORS (SM)

                                                              [RYDEXSHARES LOGO]

                                                                 ANNUAL REPORT 1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------



LETTER TO OUR SHAREHOLDERS........................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS........     4

FEES & EXPENSES...................................     5

PREMIUM AND DISCOUNT INFORMATION..................     6

MANAGER'S ANALYSIS................................     8

SCHEDULES OF INVESTMENTS..........................    29

STATEMENTS OF ASSETS AND LIABILITIES..............    72

STATEMENTS OF OPERATIONS..........................    76

STATEMENTS OF CHANGES IN NET ASSETS...............    80

FINANCIAL HIGHLIGHTS..............................    87

NOTES TO FINANCIAL STATEMENTS.....................    94

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................   106

SUPPLEMENTAL INFORMATION..........................   107

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS.....   110

 2



LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

A year after the height of the financial crisis, the equity and credit markets are returning to more normal functioning. Federal Reserve Chairman Ben Bernanke's September 15, 2009, comment that "the recession is very likely over" seems to confirm the encouraging signs of the past six months. Overall, economic data suggest that the economy is emerging from the financial crisis and severe recession.

CONTINUING FALLOUT FROM 2008

Seven months ago, the stock market began to climb back up from its lowest level in 12 years (reached March 9, 2009). For many, the spring surge gave hope for an end to the bear market that ravaged investors' portfolios, but the deepest downturn since the Great Depression would still leave its mark on the second and third quarters. As investors looked forward to putting 2008 far behind them, General Motors (GM) filed for bankruptcy on June 2, 2009, despite the injection of more than $19.4 billion in federal help and, for the first time since 1925, GM was no longer part of the Dow Jones Industrial Average. Second-quarter gross domestic product (GDP) declined by a 1.0% annual rate, though it recovered somewhat from the 6.4% contraction of the first quarter. However, in the third quarter of 2009, GDP increased 3.5% -- the first increase since the second quarter of 2008. GDP growth reflected an increase in consumer spending, an improvement in housing and growth in inventory investment, exports and government spending. By the end of September, the U.S. unemployment rate climbed to 9.8% -- the highest since June 1983.

CAUTIOUS OPTIMISM FOR Q4 AND BEYOND

The second and third quarters saw unprecedented growth in the stock market, kicked off in May by a report from payroll processor ADP that fewer jobs were lost in April than economists had predicted. In May, the Treasury Department also released the results of the now infamous "bank stress tests," allowing 10 major banks to pay back $68 billion in Troubled Asset Relief Program (TARP) money received earlier in the year. In September, existing-home sales bounced back strongly with first-time buyers driving much of the activity, marking five gains in the past six months. Existing-home sales -- including single-family, townhomes, condominiums and co-ops -- jumped 9.4% to a seasonally adjusted annual rate of 5.57 million units in September from a level of 5.09 million in August and are 9.2% higher than the 5.10 million-unit pace in September 2008. Sales activity is at the highest level in more than two years, since it hit 5.73 million in July 2007.

There are other positive signs as well. The Conference Board Leading Economic Index(TM) for the U.S. increased 1.0% in September, following a 0.4% gain in August, and a 1.0% rise in July. On October 30, 2009, the Chicago Board Options Exchange Volatility Index (VIX), a measure of investor sentiment, surged 24%, its biggest one-day percentage gain in a year, closing at 30.69 -- its highest close since July. Additionally, stock market fluctuations have returned to more historically "normal" levels. Despite the impressive rally from its low point of
676.53 on March 9, the equity market -- as measured by the broad market S&P 500(R) Index -- returned 15.61%, in the third quarter of 2009. For the one-year period ending October 31, 2009, it returned 9.80%.

Are we on the road to recovery? Clearly there are signs that point to an improving economic environment. But excessive optimism is premature -- the economy still has a long way to go. It is likely that we'll continue to see volatility in the market as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward.

RYDEXSGI ETFS

Due to transparency, convenience and low cost, ETFs continued to enjoy popularity as an investment vehicle of choice in 2008-2009, seeing a 20% increase in assets in the 12-month period ended September 30, 2009 according to the Investment Company Institute. RydexSGI has experienced 40% growth in assets in its ETFs over the 12-month period ending October 31, 2009. Having $5.620 billion in ETF assets under management and a lineup of 40 exchange-traded products as of October 31, 2009, places RydexSGI as the 12th-largest player in the ETF market. With 14 leveraged and inverse ETFs, RydexSGI is a strong believer that investors have a solid understanding of the risks of these investments and understand the importance of monitoring their leveraged and inverse ETFs' holdings consistent with their strategies, as frequently as daily. In 2009, there was increased scrutiny and attention placed on leveraged and inverse investment products, including ETFs. While these products seek to deliver a specific multiple of their benchmark on a daily basis, some investors have a limited understanding of the effects of compounding on their long term performance. In particularly volatile markets, like the one we experienced in the past 12 to 18 months, the effects of compounding may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. For those ETFs that

                                                                 ANNUAL REPORT 3




LETTER TO OUR SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------


consistently apply leverage, the value of the ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

MOVING FORWARD

From my perspective, every bear market -- from the recession of 1929 to the tech bubble of the early 1990s -- teaches investors the same valuable lesson: the need to diversify. Earlier this year, we integrated with Security Global Investors to become RydexSGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before.

While this integration marks the firm's evolution to a leading multidiscipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from RydexSGI.

Sincerely,

-s- Michael Byrum
Michael Byrum
President & Chief Investment Officer

PERFORMANCE DISPLAYED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE IS SUBJECT TO DAILY MARKET VOLATILITY AND MAY BE BETTER OR WORSE SINCE THE END OF THE LAST QUARTER. FOR UP-TO-DATE FUND PERFORMANCE, CALL
800.820.0888 OR VISIT WWW.RYDEX-SGI.COM.

 4



A BRIEF NOTE ON THE COMPOUNDING OF RETURNS
--------------------------------------------------------------------------------

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's Net Asset Value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0% -- in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                                     INDEX         INDEX          FUND     FUND          FUND
                                     LEVEL   PERFORMANCE   EXPECTATION      NAV   PERFORMANCE   ASSESSMENT
----------------------------------------------------------------------------------------------------------
Start                                 100                                $10.00
Day 1                                 106        6.00%         9.00%     $10.90       9.00%       In line
Day 2                                  99       (6.60)%       (9.90)%    $ 9.82      (9.90)%      In line
Cumulative                                      (1.00)%       (1.50)%                (1.80)%        (0.30)%
----------------------------------------------------------------------------------------------------------



As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

                                                                 ANNUAL REPORT 5




FEES AND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2009 and held for the six months ended October 31, 2009.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO     4/30/09    10/31/09   4/30/09 TO 10/31/09
                                               -------   ---------   ---------   -------------------
ACTUAL
  RydexSGI 2x S&P 500 ETF....................    0.70%   $1,000.00   $1,402.90          $4.24
  RydexSGI Inverse 2x S&P 500 ETF............    0.70%    1,000.00      650.10           2.91
  RydexSGI 2x S&P MidCap 400 ETF.............    0.70%    1,000.00    1,349.60           4.15
  RydexSGI Inverse 2x S&P MidCap 400 ETF.....    0.70%    1,000.00      644.40           2.90
  RydexSGI 2x Russell 2000 ETF...............    0.70%    1,000.00    1,295.80           4.05
  RydexSGI Inverse 2x Russell 2000 ETF.......    0.70%    1,000.00      656.00           2.92
  RydexSGI 2x S&P Select Sector Energy ETF...    0.70%    1,000.00    1,417.70           4.27
  RydexSGI Inverse 2x S&P Select Sector
     Energy ETF..............................    0.70%    1,000.00      572.10           2.77
  RydexSGI 2x S&P Select Sector Financial
     ETF.....................................    0.70%    1,000.00    1,552.80           4.50
  RydexSGI Inverse 2x S&P Select Sector
     Financial ETF...........................    0.70%    1,000.00      433.30           2.53
  RydexSGI 2x S&P Select Sector Health Care
     ETF.....................................    0.70%    1,000.00    1,352.90           4.15
  RydexSGI Inverse 2x S&P Select Sector
     Health Care ETF.........................    0.70%    1,000.00      696.00           2.99
  RydexSGI 2x S&P Select Sector Technology
     ETF.....................................    0.70%    1,000.00    1,417.60           4.27
  RydexSGI Inverse 2x S&P Select Sector
     Technology ETF..........................    0.70%    1,000.00      648.10           2.91
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  RydexSGI 2x S&P 500 ETF....................    0.70%    1,000.00    1,021.68           3.57
  RydexSGI Inverse 2x S&P 500 ETF............    0.70%    1,000.00    1,021.68           3.57
  RydexSGI 2x S&P MidCap 400 ETF.............    0.70%    1,000.00    1,021.68           3.57
  RydexSGI Inverse 2x S&P MidCap 400 ETF.....    0.70%    1,000.00    1,021.68           3.57
  RydexSGI 2x Russell 2000 ETF...............    0.70%    1,000.00    1,021.68           3.57
  RydexSGI Inverse 2x Russell 2000 ETF.......    0.70%    1,000.00    1,021.68           3.57
  RydexSGI 2x S&P Select Sector Energy ETF...    0.70%    1,000.00    1,021.68           3.57
  RydexSGI Inverse 2x S&P Select Sector
     Energy ETF..............................    0.70%    1,000.00    1,021.68           3.57
  RydexSGI 2x S&P Select Sector Financial
     ETF.....................................    0.70%    1,000.00    1,021.68           3.57
  RydexSGI Inverse 2x S&P Select Sector
     Financial ETF...........................    0.70%    1,000.00    1,021.68           3.57
  RydexSGI 2x S&P Select Sector Health Care
     ETF.....................................    0.70%    1,000.00    1,021.68           3.57
  RydexSGI Inverse 2x S&P Select Sector
     Health Care ETF.........................    0.70%    1,000.00    1,021.68           3.57
  RydexSGI 2x S&P Select Sector Technology
     ETF.....................................    0.70%    1,000.00    1,021.68           3.57
  RydexSGI Inverse 2x S&P Select Sector
     Technology ETF..........................    0.70%    1,000.00    1,021.68           3.57



--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

 6



PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2009.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                 NUMBER OF DAYS
                           -----------------------------------------------------------------------------------------
                                                                  RYDEXSGI                  RYDEXSGI        RYDEXSGI
                           RYDEXSGI     RYDEXSGI     RYDEXSGI   INVERSE 2X     RYDEXSGI   INVERSE 2X          2X S&P
                             2X S&P   INVERSE 2X       2X S&P          S&P   2X RUSSELL      RUSSELL   SELECT SECTOR
                                500      S&P 500   MIDCAP 400   MIDCAP 400         2000         2000          ENERGY
PREMIUM/DISCOUNT RANGE          ETF          ETF          ETF          ETF          ETF          ETF             ETF
----------------------     --------   ----------   ----------   ----------   ----------   ----------   -------------
Greater than 10%.........       0           0            1            0            0            0             0
Between 8.01% and 10%....       0           0            0            1            0            0             0
Between 3.01% and 8%.....       7           1            8           14            6           10            16
Between 1.01% and 3%.....      17          11           41           56           28           21            31
Between .51% and 1%......      40          36           37           43           41           48            34
Between .26% and .5%.....      41          37           44           50           39           73            30
Between .25% and 0%......     140         228          111          125          130          156           108
Between -0.01% and
  -0.25%.................     209         171          129          122          125          130            64
Between -0.26% and
  -0.5%..................      59          35           55           51           83           47            41
Between -0.51% and -1%...      29          19           64           44           53           36            36
Between -1.01% and -3%...      16          16           61           40           42           31            40
Between -3.01% and -8%...       0           4            7           12           11            6             8
Less than -8%............       0           0            0            0            0            0             1
                              ---         ---          ---          ---          ---          ---           ---
Total....................     558         558          558          558          558          558           409
                              ---         ---          ---          ---          ---          ---           ---




                                                            PERCENTAGE OF TOTAL DAYS
                           -----------------------------------------------------------------------------------------
                                                                  RYDEXSGI                  RYDEXSGI        RYDEXSGI
                           RYDEXSGI     RYDEXSGI     RYDEXSGI   INVERSE 2X     RYDEXSGI   INVERSE 2X          2X S&P
                             2X S&P   INVERSE 2X       2X S&P          S&P   2X RUSSELL      RUSSELL   SELECT SECTOR
                                500      S&P 500   MIDCAP 400   MIDCAP 400         2000         2000          ENERGY
PREMIUM/DISCOUNT RANGE          ETF          ETF          ETF          ETF          ETF          ETF             ETF
----------------------     --------   ----------   ----------   ----------   ----------   ----------   -------------
Greater than 10%.........     0.00%       0.00%        0.18%        0.00%        0.00%        0.00%          0.00%
Between 8.01% and 10%....     0.00%       0.00%        0.00%        0.18%        0.00%        0.00%          0.00%
Between 3.01% and 8%.....     1.25%       0.18%        1.43%        2.51%        1.08%        1.79%          3.91%
Between 1.01% and 3%.....     3.05%       1.97%        7.35%       10.04%        5.02%        3.76%          7.58%
Between .51% and 1%......     7.17%       6.45%        6.63%        7.71%        7.35%        8.60%          8.31%
Between .26% and .5%.....     7.35%       6.63%        7.89%        8.96%        6.99%       13.08%          7.33%
Between .25% and 0%......    25.09%      40.86%       19.89%       22.40%       23.30%       27.96%         26.41%
Between -0.01% and
  -0.25%.................    37.46%      30.65%       23.12%       21.86%       22.40%       23.30%         15.65%
Between -0.26% and
  -0.5%..................    10.57%       6.27%        9.86%        9.14%       14.87%        8.42%         10.02%
Between -0.51% and -1%...     5.20%       3.41%       11.47%        7.89%        9.50%        6.45%          8.80%
Between -1.01% and -3%...     2.87%       2.87%       10.93%        7.17%        7.53%        5.56%          9.78%
Between -3.01% and -8%...     0.00%       0.72%        1.25%        2.15%        1.97%        1.08%          1.96%
Less than -8%............     0.00%       0.00%        0.00%        0.00%        0.00%        0.00%          0.24%
                            ------      ------       ------       ------       ------       ------         ------
Total....................   100.00%     100.00%      100.00%      100.00%      100.00%      100.00%        100.00%
                            ------      ------       ------       ------       ------       ------         ------


                                                                 ANNUAL REPORT 7





--------------------------------------------------------------------------------

                                                                    NUMBER OF DAYS
                          --------------------------------------------------------------------------------------------------
                            RYDEXSGI                     RYDEXSGI                      RYDEXSGI                     RYDEXSGI
                          INVERSE 2X        RYDEXSGI   INVERSE 2X        RYDEXSGI    INVERSE 2X        RYDEXSGI   INVERSE 2X
                          S&P SELECT          2X S&P   S&P SELECT          2X S&P    S&P SELECT          2X S&P   S&P SELECT
                              SECTOR   SELECT SECTOR       SECTOR   SELECT SECTOR        SECTOR   SELECT SECTOR       SECTOR
                              ENERGY       FINANCIAL    FINANCIAL     HEALTH CARE   HEALTH CARE      TECHNOLOGY   TECHNOLOGY
PREMIUM/DISCOUNT RANGE           ETF             ETF          ETF             ETF           ETF             ETF          ETF
----------------------    ----------   -------------   ----------   -------------   -----------   -------------   ----------
Greater than 10%........        1             1              0             1              5              3              0
Between 8.01% and 10%...        1             1              0             1              3              1              2
Between 3.01% and 8%....       10            14             10            15             27              8             23
Between 1.01% and 3%....       46            47             41            38             60             40             56
Between .51% and 1%.....       46            36             43            22             28             28             37
Between .26% and .5%....       34            30             33            17             19             18             13
Between .25% and 0%.....      103           100            124           106             78             89             87
Between -0.01% and
  -0.25%................       39            55             48            37             48             47             39
Between -0.26% and
  -0.5%.................       32            47             25            27             27             41             19
Between -0.51% and -1%..       36            24             35            51             36             39             45
Between -1.01% and -3%..       44            40             37            72             52             50             54
Between -3.01% and -8%..       16            13             13            20             24             41             34
Between -8.01% and
  -10%..................        0             0              0             1              2              1              0
Less than -10%..........        1             1              0             1              0              3              0
                              ---           ---            ---           ---            ---            ---            ---
Total...................      409           409            409           409            409            409            409
                              ---           ---            ---           ---            ---            ---            ---




                                                               PERCENTAGE OF TOTAL DAYS
                          --------------------------------------------------------------------------------------------------
                            RYDEXSGI                     RYDEXSGI                      RYDEXSGI                     RYDEXSGI
                          INVERSE 2X        RYDEXSGI   INVERSE 2X        RYDEXSGI    INVERSE 2X        RYDEXSGI   INVERSE 2X
                          S&P SELECT          2X S&P   S&P SELECT          2X S&P    S&P SELECT          2X S&P   S&P SELECT
                              SECTOR   SELECT SECTOR       SECTOR   SELECT SECTOR        SECTOR   SELECT SECTOR       SECTOR
                              ENERGY       FINANCIAL    FINANCIAL     HEALTH CARE   HEALTH CARE      TECHNOLOGY   TECHNOLOGY
PREMIUM/DISCOUNT RANGE           ETF             ETF          ETF             ETF           ETF             ETF          ETF
----------------------    ----------   -------------   ----------   -------------   -----------   -------------   ----------
Greater than 10%........      0.24%          0.24%         0.00%          0.24%          1.22%          0.73%         0.00%
Between 8.01% and 10%...      0.24%          0.24%         0.00%          0.24%          0.73%          0.24%         0.49%
Between 3.01% and 8%....      2.44%          3.42%         2.44%          3.67%          6.60%          1.96%         5.62%
Between 1.01% and 3%....     11.25%         11.49%        10.02%          9.29%         14.67%          9.78%        13.69%
Between .51% and 1%.....     11.25%          8.80%        10.51%          5.38%          6.85%          6.85%         9.05%
Between .26% and .5%....      8.31%          7.33%         8.07%          4.16%          4.65%          4.40%         3.18%
Between .25% and 0%.....     25.18%         24.45%        30.32%         25.92%         19.07%         21.76%        21.27%
Between -0.01% and
  -0.25%................      9.54%         13.45%        11.74%          9.05%         11.74%         11.49%         9.54%
Between -0.26% and
  -0.5%.................      7.82%         11.49%         6.11%          6.60%          6.60%         10.02%         4.65%
Between -0.51% and -1%..      8.80%          5.87%         8.56%         12.47%          8.80%          9.54%        11.00%
Between -1.01% and -3%..     10.76%          9.78%         9.05%         17.60%         12.71%         12.22%        13.20%
Between -3.01% and -8%..      3.91%          3.18%         3.18%          4.89%          5.87%         10.02%         8.31%
Between -8.01% and
  -10%..................      0.00%          0.00%         0.00%          0.24%          0.49%          0.24%         0.00%
Less than -10%..........      0.24%          0.24%         0.00%          0.24%          0.00%          0.73%         0.00%
                            ------         ------        ------         ------         ------         ------        ------
Total...................    100.00%        100.00%       100.00%        100.00%        100.00%        100.00%       100.00%
                            ------         ------        ------         ------         ------         ------        ------


 8


RYDEXSGI 2x S&P 500 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI 2x S&P 500 ETF (RSU) maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500(R) Total Return Index. RydexSGI 2x S&P 500 ETF returned 3.51% while the S&P 500 Total Return Index returned 9.80% over the same time period. The biggest performance contributors during the period were the information technology (31.44%) and consumer discretionary (20.83%) sectors. The financials sector was the biggest performance detractor, down 6.87% for the year.

The global financial crisis continued to weigh heavily on stocks through the beginning of the period. The combination of the government making it clear that it would not let another major bank go bankrupt with improving economic indicators led to a strong 50% rally in the S&P 500 from its March 2009 lows. The Volatility Index (VIX) gradually fell back into the 20% to 30% range as the crisis subsided. Gross domestic product (GDP) showed that the economy pulled out of recession during the 2nd quarter of 2009.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                                 RYDEX SGI 2X       S&P 500
                                    S&P 500      TOTAL RETURN
                                      ETF            INDEX
                                 ------------    ------------
11/5/2007                            10000           10000
11/6/2007                            10237           10121
11/7/2007                             9647            9829
11/8/2007                             9640            9823
11/9/2007                             9360            9683
11/10/2007                            9360            9683
11/11/2007                            9360            9683
11/12/2007                            9172            9587
11/13/2007                            9712            9869
11/14/2007                            9580            9802
11/15/2007                            9329            9673
11/16/2007                            9421            9723
11/17/2007                            9421            9723
11/18/2007                            9421            9723
11/19/2007                            9093            9554
11/20/2007                            9175            9597
11/21/2007                            8881            9445
11/22/2007                            8881            9445
11/23/2007                            9180            9605
11/24/2007                            9180            9605
11/25/2007                            9180            9605
11/26/2007                            8752            9382
11/27/2007                            9015            9523
11/28/2007                            9532            9798
11/29/2007                            9540            9803
11/30/2007                            9685            9879
12/1/2007                             9685            9879
12/2/2007                             9685            9879
12/3/2007                             9571            9822
12/4/2007                             9443            9757
12/5/2007                             9739            9911
12/6/2007                            10031           10061
12/7/2007                             9991           10043
12/8/2007                             9991           10043
12/9/2007                             9991           10043
12/10/2007                           10141           10119
12/11/2007                            9629            9863
12/12/2007                            9749            9924
12/13/2007                            9772            9937
12/14/2007                            9500            9800
12/15/2007                            9500            9800
12/16/2007                            9500            9800
12/17/2007                            9213            9653
12/18/2007                            9327            9714
12/19/2007                            9301            9701
12/20/2007                            9396            9751
12/21/2007                            9707            9915
12/22/2007                            9707            9915
12/23/2007                            9707            9915
12/24/2007                            9861            9996
12/25/2007                            9861            9996
12/26/2007                            9875           10004
12/27/2007                            9596            9864
12/28/2007                            9619            9878
12/29/2007                            9619            9878
12/30/2007                            9619            9878
12/31/2007                            9484            9811
1/1/2008                              9484            9811
1/2/2008                              9213            9671
1/3/2008                              9212            9671
1/4/2008                              8753            9434
1/5/2008                              8753            9434
1/6/2008                              8753            9434
1/7/2008                              8811            9464
1/8/2008                              8491            9294
1/9/2008                              8725            9421
1/10/2008                             8860            9496
1/11/2008                             8618            9368
1/12/2008                             8618            9368
1/13/2008                             8618            9368
1/14/2008                             8802            9469
1/15/2008                             8362            9233
1/16/2008                             8265            9183
1/17/2008                             7783            8916
1/18/2008                             7687            8862
1/19/2008                             7687            8862
1/20/2008                             7687            8862
1/21/2008                             7687            8862
1/22/2008                             7510            8764
1/23/2008                             7832            8952
1/24/2008                             7986            9042
1/25/2008                             7733            8899
1/26/2008                             7733            8899
1/27/2008                             7733            8899
1/28/2008                             8006            9055
1/29/2008                             8101            9112
1/30/2008                             8022            9069
1/31/2008                             8286            9222
2/1/2008                              8493            9335
2/2/2008                              8493            9335
2/3/2008                              8493            9335
2/4/2008                              8315            9238
2/5/2008                              7787            8943
2/6/2008                              7673            8878
2/7/2008                              7796            8951
2/8/2008                              7727            8913
2/9/2008                              7727            8913
2/10/2008                             7727            8913
2/11/2008                             7816            8966
2/12/2008                             7931            9032
2/13/2008                             8148            9158
2/14/2008                             7931            9035
2/15/2008                             7942            9044
2/16/2008                             7942            9044
2/17/2008                             7942            9044
2/18/2008                             7942            9044
2/19/2008                             7930            9036
2/20/2008                             8061            9112
2/21/2008                             7861            8998
2/22/2008                             7988            9070
2/23/2008                             7988            9070
2/24/2008                             7988            9070
2/25/2008                             8203            9195
2/26/2008                             8315            9259
2/27/2008                             8302            9253
2/28/2008                             8156            9171
2/29/2008                             7716            8923
3/1/2008                              7716            8923
3/2/2008                              7716            8923
3/3/2008                              7720            8928
3/4/2008                              7665            8897
3/5/2008                              7754            8948
3/6/2008                              7415            8752
3/7/2008                              7288            8679
3/8/2008                              7288            8679
3/9/2008                              7288            8679
3/10/2008                             7064            8545
3/11/2008                             7586            8863
3/12/2008                             7478            8786
3/13/2008                             7553            8831
3/14/2008                             7238            8648
3/15/2008                             7238            8648
3/16/2008                             7238            8648
3/17/2008                             7101            8571
3/18/2008                             7707            8935
3/19/2008                             7340            8718
3/20/2008                             7690            8927
3/21/2008                             7690            8927
3/22/2008                             7690            8927
3/23/2008                             7690            8927
3/24/2008                             7925            9064
3/25/2008                             7959            9085
3/26/2008                             7818            9006
3/27/2008                             7644            8904
3/28/2008                             7524            8834
3/29/2008                             7524            8834
3/30/2008                             7524            8834
3/31/2008                             7600            8884
4/1/2008                              8154            9203
4/2/2008                              8127            9187
4/3/2008                              8145            9199
4/4/2008                              8161            9207
4/5/2008                              8161            9207
4/6/2008                              8161            9207
4/7/2008                              8178            9221
4/8/2008                              8102            9177
4/9/2008                              7973            9104
4/10/2008                             8039            9145
4/11/2008                             7714            8959
4/12/2008                             7714            8959
4/13/2008                             7714            8959
4/14/2008                             7662            8929
4/15/2008                             7737            8970
4/16/2008                             8075            9175
4/17/2008                             8091            9181
4/18/2008                             8388            9347
4/19/2008                             8388            9347
4/20/2008                             8388            9347
4/21/2008                             8361            9333
4/22/2008                             8217            9251
4/23/2008                             8260            9278
4/24/2008                             8363            9338
4/25/2008                             8473            9398
4/26/2008                             8473            9398
4/27/2008                             8473            9398
4/28/2008                             8455            9389
4/29/2008                             8386            9353
4/30/2008                             8315            9317
5/1/2008                              8610            9478
5/2/2008                              8661            9509
5/3/2008                              8661            9509
5/4/2008                              8661            9509
5/5/2008                              8583            9467
5/6/2008                              8718            9540
5/7/2008                              8401            9371
5/8/2008                              8465            9406
5/9/2008                              8353            9344
5/10/2008                             8353            9344
5/11/2008                             8353            9344
5/12/2008                             8540            9447
5/13/2008                             8535            9446
5/14/2008                             8605            9485
5/15/2008                             8791            9588
5/16/2008                             8807            9600
5/17/2008                             8807            9600
5/18/2008                             8807            9600
5/19/2008                             8826            9609
5/20/2008                             8668            9520
5/21/2008                             8382            9368
5/22/2008                             8425            9394
5/23/2008                             8206            9270
5/24/2008                             8206            9270
5/25/2008                             8206            9270
5/26/2008                             8206            9270
5/27/2008                             8315            9333
5/28/2008                             8388            9372
5/29/2008                             8475            9423
5/30/2008                             8494            9438
5/31/2008                             8494            9438
6/1/2008                              8494            9438
6/2/2008                              8320            9339
6/3/2008                              8223            9285
6/4/2008                              8225            9287
6/5/2008                              8543            9468
6/6/2008                              8016            9177
6/7/2008                              8016            9177
6/8/2008                              8016            9177
6/9/2008                              8036            9185
6/10/2008                             7988            9162
6/11/2008                             7724            9009
6/12/2008                             7777            9040
6/13/2008                             8008            9176
6/14/2008                             8008            9176
6/15/2008                             8008            9176
6/16/2008                             8008            9177
6/17/2008                             7898            9115
6/18/2008                             7749            9026
6/19/2008                             7804            9062
6/20/2008                             7512            8894
6/21/2008                             7512            8894
6/22/2008                             7512            8894
6/23/2008                             7516            8895
6/24/2008                             7473            8870
6/25/2008                             7559            8922
6/26/2008                             7120            8663
6/27/2008                             7070            8631
6/28/2008                             7070            8631
6/29/2008                             7070            8631
6/30/2008                             7081            8642
7/1/2008                              7136            8677
7/2/2008                              6879            8519
7/3/2008                              6893            8529
7/4/2008                              6893            8529
7/5/2008                              6893            8529
7/6/2008                              6893            8529
7/7/2008                              6776            8457
7/8/2008                              7015            8605
7/9/2008                              6696            8410
7/10/2008                             6792            8469
7/11/2008                             6642            8376
7/12/2008                             6642            8376
7/13/2008                             6642            8376
7/14/2008                             6518            8300
7/15/2008                             6373            8210
7/16/2008                             6692            8417
7/17/2008                             6851            8518
7/18/2008                             6852            8520
7/19/2008                             6852            8520
7/20/2008                             6852            8520
7/21/2008                             6850            8516
7/22/2008                             7034            8631
7/23/2008                             7092            8666
7/24/2008                             6769            8466
7/25/2008                             6815            8501
7/26/2008                             6815            8501
7/27/2008                             6815            8501
7/28/2008                             6566            8343
7/29/2008                             6869            8539
7/30/2008                             7099            8682
7/31/2008                             6914            8569
8/1/2008                              6836            8522
8/2/2008                              6836            8522
8/3/2008                              6836            8522
8/4/2008                              6710            8445
8/5/2008                              7096            8689
8/6/2008                              7154            8722
8/7/2008                              6901            8566
8/8/2008                              7223            8771
8/9/2008                              7223            8771
8/10/2008                             7223            8771
8/11/2008                             7328            8834
8/12/2008                             7157            8728
8/13/2008                             7115            8705
8/14/2008                             7193            8754
8/15/2008                             7252            8790
8/16/2008                             7252            8790
8/17/2008                             7252            8790
8/18/2008                             7037            8658
8/19/2008                             6905            8578
8/20/2008                             6990            8632
8/21/2008                             7022            8654
8/22/2008                             7184            8753
8/23/2008                             7184            8753
8/24/2008                             7184            8753
8/25/2008                             6904            8582
8/26/2008                             6952            8613
8/27/2008                             7062            8684
8/28/2008                             7271            8814
8/29/2008                             7076            8693
8/30/2008                             7076            8693
8/31/2008                             7076            8693
9/1/2008                              7076            8693
9/2/2008                              7014            8658
9/3/2008                              6994            8645
9/4/2008                              6572            8386
9/5/2008                              6632            8424
9/6/2008                              6632            8424
9/7/2008                              6632            8424
9/8/2008                              6906            8598
9/9/2008                              6435            8305
9/10/2008                             6510            8356
9/11/2008                             6700            8474
9/12/2008                             6727            8492
9/13/2008                             6727            8492
9/14/2008                             6727            8492
9/15/2008                             6103            8092
9/16/2008                             6306            8234
9/17/2008                             5713            7846
9/18/2008                             6199            8188
9/19/2008                             6691            8518
9/20/2008                             6691            8518
9/21/2008                             6691            8518
9/22/2008                             6197            8193
9/23/2008                             6002            8065
9/24/2008                             6005            8049
9/25/2008                             6248            8207
9/26/2008                             6283            8235
9/27/2008                             6283            8235
9/28/2008                             6283            8235
9/29/2008                             5295            7512
9/30/2008                             5764            7919
10/1/2008                             5702            7884
10/2/2008                             5237            7568
10/3/2008                             5110            7465
10/4/2008                             5110            7465
10/5/2008                             5110            7465
10/6/2008                             4735            7178
10/7/2008                             4161            6766
10/8/2008                             4056            6693
10/9/2008                             3476            6183
10/10/2008                            3384            6111
10/11/2008                            3384            6111
10/12/2008                            3384            6111
10/13/2008                            4178            6819
10/14/2008                            4114            6783
10/15/2008                            3349            6171
10/16/2008                            3638            6433
10/17/2008                            3595            6393
10/18/2008                            3595            6393
10/19/2008                            3595            6393
10/20/2008                            3932            6698
10/21/2008                            3681            6492
10/22/2008                            3264            6097
10/23/2008                            3321            6174
10/24/2008                            3067            5961
10/25/2008                            3067            5961
10/26/2008                            3067            5961
10/27/2008                            2876            5772
10/28/2008                            3512            6395
10/29/2008                            3396            6325
10/30/2008                            3611            6489
10/31/2008                            3732            6589
11/1/2008                             3732            6589
11/2/2008                             3732            6589
11/3/2008                             3693            6572
11/4/2008                             3991            6841
11/5/2008                             3585            6484
11/6/2008                             3226            6160
11/7/2008                             3407            6340
11/8/2008                             3407            6340
11/9/2008                             3407            6340
11/10/2008                            3333            6260
11/11/2008                            3179            6123
11/12/2008                            2856            5807
11/13/2008                            3249            6210
11/14/2008                            2974            5952
11/15/2008                            2974            5952
11/16/2008                            2974            5952
11/17/2008                            2824            5799
11/18/2008                            2879            5857
11/19/2008                            2538            5499
11/20/2008                            2196            5131
11/21/2008                            2469            5456
11/22/2008                            2469            5456
11/23/2008                            2469            5456
11/24/2008                            2768            5809
11/25/2008                            2827            5848
11/26/2008                            3024            6057
11/27/2008                            3024            6057
11/28/2008                            3086            6116
11/29/2008                            3086            6116
11/30/2008                            3086            6116
12/1/2008                             2536            5570
12/2/2008                             2743            5793
12/3/2008                             2885            5946
12/4/2008                             2716            5772
12/5/2008                             2912            5983
12/6/2008                             2912            5983
12/7/2008                             2912            5983
12/8/2008                             3128            6214
12/9/2008                             2997            6070
12/10/2008                            3063            6143
12/11/2008                            2897            5969
12/12/2008                            2930            6011
12/13/2008                            2930            6011
12/14/2008                            2930            6011
12/15/2008                            2863            5935
12/16/2008                            3156            6240
12/17/2008                            3088            6181
12/18/2008                            2957            6050
12/19/2008                            2954            6068
12/20/2008                            2954            6068
12/21/2008                            2954            6068
12/22/2008                            2852            5957
12/23/2008                            2800            5901
12/24/2008                            2833            5938
12/25/2008                            2833            5938
12/26/2008                            2865            5969
12/27/2008                            2865            5969
12/28/2008                            2865            5969
12/29/2008                            2851            5948
12/30/2008                            2982            6095
12/31/2008                            3070            6181
1/1/2009                              3070            6181
1/2/2009                              3259            6378
1/3/2009                              3259            6378
1/4/2009                              3259            6378
1/5/2009                              3236            6348
1/6/2009                              3284            6398
1/7/2009                              3086            6209
1/8/2009                              3108            6231
1/9/2009                              2976            6098
1/10/2009                             2976            6098
1/11/2009                             2976            6098
1/12/2009                             2837            5960
1/13/2009                             2845            5971
1/14/2009                             2660            5772
1/15/2009                             2666            5780
1/16/2009                             2704            5823
1/17/2009                             2704            5823
1/18/2009                             2704            5823
1/19/2009                             2704            5823
1/20/2009                             2419            5516
1/21/2009                             2631            5757
1/22/2009                             2553            5670
1/23/2009                             2578            5701
1/24/2009                             2578            5701
1/25/2009                             2578            5701
1/26/2009                             2606            5732
1/27/2009                             2666            5795
1/28/2009                             2845            5990
1/29/2009                             2658            5792
1/30/2009                             2537            5660
1/31/2009                             2537            5660
2/1/2009                              2537            5660
2/2/2009                              2532            5657
2/3/2009                              2610            5747
2/4/2009                              2579            5708
2/5/2009                              2660            5802
2/6/2009                              2807            5960
2/7/2009                              2807            5960
2/8/2009                              2807            5960
2/9/2009                              2816            5969
2/10/2009                             2544            5676
2/11/2009                             2583            5724
2/12/2009                             2590            5735
2/13/2009                             2537            5678
2/14/2009                             2537            5678
2/15/2009                             2537            5678
2/16/2009                             2537            5678
2/17/2009                             2311            5421
2/18/2009                             2303            5417
2/19/2009                             2255            5355
2/20/2009                             2204            5295
2/21/2009                             2204            5295
2/22/2009                             2204            5295
2/23/2009                             2049            5112
2/24/2009                             2210            5317
2/25/2009                             2168            5261
2/26/2009                             2099            5179
2/27/2009                             2002            5057
2/28/2009                             2002            5057
3/1/2009                              2002            5057
3/2/2009                              1816            4822
3/3/2009                              1788            4791
3/4/2009                              1874            4906
3/5/2009                              1717            4698
3/6/2009                              1721            4705
3/7/2009                              1721            4705
3/8/2009                              1721            4705
3/9/2009                              1685            4658
3/10/2009                             1897            4955
3/11/2009                             1911            4969
3/12/2009                             2067            5172
3/13/2009                             2099            5213
3/14/2009                             2099            5213
3/15/2009                             2099            5213
3/16/2009                             2086            5194
3/17/2009                             2216            5361
3/18/2009                             2308            5473
3/19/2009                             2250            5402
3/20/2009                             2158            5296
3/21/2009                             2158            5296
3/22/2009                             2158            5296
3/23/2009                             2468            5672
3/24/2009                             2368            5556
3/25/2009                             2413            5609
3/26/2009                             2521            5740
3/27/2009                             2424            5625
3/28/2009                             2424            5625
3/29/2009                             2424            5625
3/30/2009                             2257            5429
3/31/2009                             2307            5500
4/1/2009                              2390            5593
4/2/2009                              2527            5754
4/3/2009                              2576            5810
4/4/2009                              2576            5810
4/5/2009                              2576            5810
4/6/2009                              2534            5762
4/7/2009                              2416            5628
4/8/2009                              2473            5694
4/9/2009                              2663            5911
4/10/2009                             2663            5911
4/11/2009                             2663            5911
4/12/2009                             2663            5911
4/13/2009                             2673            5926
4/14/2009                             2572            5808
4/15/2009                             2631            5881
4/16/2009                             2712            5972
4/17/2009                             2740            6002
4/18/2009                             2740            6002
4/19/2009                             2740            6002
4/20/2009                             2510            5745
4/21/2009                             2612            5867
4/22/2009                             2575            5823
4/23/2009                             2627            5881
4/24/2009                             2710            5980
4/25/2009                             2710            5980
4/26/2009                             2710            5980
4/27/2009                             2659            5920
4/28/2009                             2643            5904
4/29/2009                             2756            6032
4/30/2009                             2755            6027
5/1/2009                              2783            6060
5/2/2009                              2783            6060
5/3/2009                              2783            6060
5/4/2009                              2974            6265
5/5/2009                              2950            6242
5/6/2009                              3054            6353
5/7/2009                              2972            6269
5/8/2009                              3114            6420
5/9/2009                              3114            6420
5/10/2009                             3114            6420
5/11/2009                             2987            6284
5/12/2009                             2979            6278
5/13/2009                             2827            6112
5/14/2009                             2876            6176
5/15/2009                             2820            6107
5/16/2009                             2820            6107
5/17/2009                             2820            6107
5/18/2009                             2987            6293
5/19/2009                             2978            6283
5/20/2009                             2945            6251
5/21/2009                             2852            6148
5/22/2009                             2840            6139
5/23/2009                             2840            6139
5/24/2009                             2840            6139
5/25/2009                             2840            6139
5/26/2009                             2990            6301
5/27/2009                             2878            6182
5/28/2009                             2964            6279
5/29/2009                             3059            6364
5/30/2009                             3059            6364
5/31/2009                             3059            6364
6/1/2009                              3207            6529
6/2/2009                              3220            6541
6/3/2009                              3133            6453
6/4/2009                              3201            6528
6/5/2009                              3191            6512
6/6/2009                              3191            6512
6/7/2009                              3191            6512
6/8/2009                              3179            6507
6/9/2009                              3205            6530
6/10/2009                             3184            6508
6/11/2009                             3221            6549
6/12/2009                             3233            6558
6/13/2009                             3233            6558
6/14/2009                             3233            6558
6/15/2009                             3080            6403
6/16/2009                             3001            6321
6/17/2009                             2993            6313
6/18/2009                             3040            6367
6/19/2009                             3061            6386
6/20/2009                             3061            6386
6/21/2009                             3061            6386
6/22/2009                             2876            6192
6/23/2009                             2887            6206
6/24/2009                             2927            6247
6/25/2009                             3052            6381
6/26/2009                             3042            6373
6/27/2009                             3042            6373
6/28/2009                             3042            6373
6/29/2009                             3099            6431
6/30/2009                             3047            6377
7/1/2009                              3073            6405
7/2/2009                              2895            6219
7/3/2009                              2895            6219
7/4/2009                              2895            6219
7/5/2009                              2895            6219
7/6/2009                              2906            6235
7/7/2009                              2793            6112
7/8/2009                              2788            6105
7/9/2009                              2804            6127
7/10/2009                             2784            6102
7/11/2009                             2784            6102
7/12/2009                             2784            6102
7/13/2009                             2923            6255
7/14/2009                             2956            6289
7/15/2009                             3129            6475
7/16/2009                             3185            6531
7/17/2009                             3182            6529
7/18/2009                             3182            6529
7/19/2009                             3182            6529
7/20/2009                             3253            6603
7/21/2009                             3279            6627
7/22/2009                             3276            6625
7/23/2009                             3427            6779
7/24/2009                             3450            6800
7/25/2009                             3450            6800
7/26/2009                             3450            6800
7/27/2009                             3470            6820
7/28/2009                             3451            6803
7/29/2009                             3421            6772
7/30/2009                             3500            6854
7/31/2009                             3507            6859
8/1/2009                              3507            6859
8/2/2009                              3507            6859
8/3/2009                              3616            6964
8/4/2009                              3638            6985
8/5/2009                              3618            6967
8/6/2009                              3579            6929
8/7/2009                              3674            7022
8/8/2009                              3674            7022
8/9/2009                              3674            7022
8/10/2009                             3652            6999
8/11/2009                             3560            6912
8/12/2009                             3644            6995
8/13/2009                             3695            7043
8/14/2009                             3633            6983
8/15/2009                             3633            6983
8/16/2009                             3633            6983
8/17/2009                             3458            6815
8/18/2009                             3528            6886
8/19/2009                             3578            6934
8/20/2009                             3656            7010
8/21/2009                             3794            7142
8/22/2009                             3794            7142
8/23/2009                             3794            7142
8/24/2009                             3791            7138
8/25/2009                             3807            7155
8/26/2009                             3809            7157
8/27/2009                             3831            7177
8/28/2009                             3818            7164
8/29/2009                             3818            7164
8/30/2009                             3818            7164
8/31/2009                             3757            7107
9/1/2009                              3589            6950
9/2/2009                              3567            6928
9/3/2009                              3627            6988
9/4/2009                              3724            7080
9/5/2009                              3724            7080
9/6/2009                              3724            7080
9/7/2009                              3724            7080
9/8/2009                              3791            7144
9/9/2009                              3850            7200
9/10/2009                             3930            7275
9/11/2009                             3922            7267
9/12/2009                             3922            7267
9/13/2009                             3922            7267
9/14/2009                             3971            7313
9/15/2009                             3996            7336
9/16/2009                             4119            7449
9/17/2009                             4095            7427
9/18/2009                             4115            7446
9/19/2009                             4115            7446
9/20/2009                             4115            7446
9/21/2009                             4087            7421
9/22/2009                             4141            7470
9/23/2009                             4059            7395
9/24/2009                             3982            7326
9/25/2009                             3934            7281
9/26/2009                             3934            7281
9/27/2009                             3934            7281
9/28/2009                             4075            7412
9/29/2009                             4056            7396
9/30/2009                             4030            7372
10/1/2009                             3823            7182
10/2/2009                             3789            7150
10/3/2009                             3789            7150
10/4/2009                             3789            7150
10/5/2009                             3901            7256
10/6/2009                             4008            7356
10/7/2009                             4034            7380
10/8/2009                             4094            7435
10/9/2009                             4139            7477
10/10/2009                            4139            7477
10/11/2009                            4139            7477
10/12/2009                            4176            7510
10/13/2009                            4154            7489
10/14/2009                            4301            7621
10/15/2009                            4335            7653
10/16/2009                            4265            7591
10/17/2009                            4265            7591
10/18/2009                            4265            7591
10/19/2009                            4345            7662
10/20/2009                            4291            7614
10/21/2009                            4216            7548
10/22/2009                            4305            7629
10/23/2009                            4201            7536
10/24/2009                            4201            7536
10/25/2009                            4201            7536
10/26/2009                            4102            7448
10/27/2009                            4075            7423
10/28/2009                            3918            7279
10/29/2009                            4093            7444
10/30/2009                            3863            7235
10/31/2009                            3863            7235




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (11/05/2007)
                                                              --------   ---------------
RYDEXSGI 2X S&P 500 ETF.....................................     3.51%           -38.01%
S&P 500 TOTAL RETURN INDEX..................................     9.80%           -15.02%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                 ANNUAL REPORT 9



RYDEXSGI 2x S&P 500 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          3.19%
MICROSOFT CORP.                                                            1.99%
PROCTER & GAMBLE CO.                                                       1.57%
APPLE, INC.                                                                1.57%
JPMORGAN CHASE & CO.                                                       1.52%
JOHNSON & JOHNSON, INC.                                                    1.51%
INTERNATIONAL BUSINESS MACHINES CORP.                                      1.47%
CHEVRON CORP.                                                              1.42%
GENERAL ELECTRIC CO.                                                       1.40%
AT&T, INC.                                                                 1.40%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       19.04
Financials                                   14.66
Health Care                                  12.65
Energy                                       12.35
Consumer Staples                             11.93
Industrials                                  10.04
Consumer Discretionary                        9.17
Utilities                                     3.68
Materials                                     3.39
Telecommunication Services                    3.09




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 10


RYDEXSGI INVERSE 2x S&P 500 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI Inverse 2x S&P 500 ETF
(RSW) achieved a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500(R) Total Return Index. RydexSGI Inverse 2x S&P 500 ETF delivered a -41.45% total return compared to the S&P 500, which came in at 9.80%. The biggest performance contributors were the information technology (31.44%) and consumer discretionary (20.83%) sectors. The beaten-down financials sector was the biggest performance detractor, down 6.87% for the period.

The global financial crisis continued to weigh heavily on stocks through the beginning of the period. The combination of the government making it clear that it would not let another major bank go bankrupt with improving economic indicators led to a strong 50% rally in the S&P 500 from its March 2009 lows. The Volatility Index (VIX) gradually fell back into the 20% to 30% range as the crisis subsided. Gross domestic product (GDP) showed that the economy pulled out of recession during the 2nd quarter of 2009.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                                RYDEX SGI INVERSE       S&P 500
                                      2X S&P         TOTAL RETURN
                                     500 ETF             INDEX
                                -----------------    ------------
11/5/2007                             10000              10000
11/6/2007                              9757              10121
11/7/2007                             10332               9829
11/8/2007                             10352               9823
11/9/2007                             10667               9683
11/10/2007                            10667               9683
11/11/2007                            10667               9683
11/12/2007                            10880               9587
11/13/2007                            10244               9869
11/14/2007                            10399               9802
11/15/2007                            10667               9673
11/16/2007                            10571               9723
11/17/2007                            10571               9723
11/18/2007                            10571               9723
11/19/2007                            10940               9554
11/20/2007                            10845               9597
11/21/2007                            11209               9445
11/22/2007                            11209               9445
11/23/2007                            10841               9605
11/24/2007                            10841               9605
11/25/2007                            10841               9605
11/26/2007                            11351               9382
11/27/2007                            10997               9523
11/28/2007                            10368               9798
11/29/2007                            10367               9803
11/30/2007                            10205               9879
12/1/2007                             10205               9879
12/2/2007                             10205               9879
12/3/2007                             10337               9822
12/4/2007                             10475               9757
12/5/2007                             10155               9911
12/6/2007                              9851              10061
12/7/2007                              9901              10043
12/8/2007                              9901              10043
12/9/2007                              9901              10043
12/10/2007                             9744              10119
12/11/2007                            10252               9863
12/12/2007                            10120               9924
12/13/2007                            10100               9937
12/14/2007                            10389               9800
12/15/2007                            10389               9800
12/16/2007                            10389               9800
12/17/2007                            10701               9653
12/18/2007                            10577               9714
12/19/2007                            10608               9701
12/20/2007                            10495               9751
12/21/2007                            10144               9915
12/22/2007                            10144               9915
12/23/2007                            10144               9915
12/24/2007                             9980               9996
12/25/2007                             9980               9996
12/26/2007                             9980              10004
12/27/2007                            10260               9864
12/28/2007                            10252               9878
12/29/2007                            10252               9878
12/30/2007                            10252               9878
12/31/2007                            10411               9811
1/1/2008                              10411               9811
1/2/2008                              10696               9671
1/3/2008                              10703               9671
1/4/2008                              11245               9434
1/5/2008                              11245               9434
1/6/2008                              11245               9434
1/7/2008                              11163               9464
1/8/2008                              11583               9294
1/9/2008                              11265               9421
1/10/2008                             11096               9496
1/11/2008                             11396               9368
1/12/2008                             11396               9368
1/13/2008                             11396               9368
1/14/2008                             11159               9469
1/15/2008                             11719               9233
1/16/2008                             11863               9183
1/17/2008                             12556               8916
1/18/2008                             12709               8862
1/19/2008                             12709               8862
1/20/2008                             12709               8862
1/21/2008                             12709               8862
1/22/2008                             13012               8764
1/23/2008                             12460               8952
1/24/2008                             12226               9042
1/25/2008                             12613               8899
1/26/2008                             12613               8899
1/27/2008                             12613               8899
1/28/2008                             12168               9055
1/29/2008                             12034               9112
1/30/2008                             12159               9069
1/31/2008                             11777               9222
2/1/2008                              11447               9335
2/2/2008                              11447               9335
2/3/2008                              11447               9335
2/4/2008                              11690               9238
2/5/2008                              12433               8943
2/6/2008                              12621               8878
2/7/2008                              12418               8951
2/8/2008                              12536               8913
2/9/2008                              12536               8913
2/10/2008                             12536               8913
2/11/2008                             12392               8966
2/12/2008                             12208               9032
2/13/2008                             11880               9158
2/14/2008                             12192               9035
2/15/2008                             12181               9044
2/16/2008                             12181               9044
2/17/2008                             12181               9044
2/18/2008                             12181               9044
2/19/2008                             12201               9036
2/20/2008                             12002               9112
2/21/2008                             12301               8998
2/22/2008                             12100               9070
2/23/2008                             12100               9070
2/24/2008                             12100               9070
2/25/2008                             11781               9195
2/26/2008                             11619               9259
2/27/2008                             11642               9253
2/28/2008                             11848               9171
2/29/2008                             12488               8923
3/1/2008                              12488               8923
3/2/2008                              12488               8923
3/3/2008                              12483               8928
3/4/2008                              12574               8897
3/5/2008                              12432               8948
3/6/2008                              12978               8752
3/7/2008                              13206               8679
3/8/2008                              13206               8679
3/9/2008                              13206               8679
3/10/2008                             13608               8545
3/11/2008                             12610               8863
3/12/2008                             12831               8786
3/13/2008                             12701               8831
3/14/2008                             13235               8648
3/15/2008                             13235               8648
3/16/2008                             13235               8648
3/17/2008                             13476               8571
3/18/2008                             12339               8935
3/19/2008                             12945               8718
3/20/2008                             12339               8927
3/21/2008                             12339               8927
3/22/2008                             12339               8927
3/23/2008                             12339               8927
3/24/2008                             11964               9064
3/25/2008                             11910               9085
3/26/2008                             12120               9006
3/27/2008                             12394               8904
3/28/2008                             12594               8834
3/29/2008                             12594               8834
3/30/2008                             12594               8834
3/31/2008                             12456               8884
4/1/2008                              11565               9203
4/2/2008                              11608               9187
4/3/2008                              11580               9199
4/4/2008                              11568               9207
4/5/2008                              11568               9207
4/6/2008                              11568               9207
4/7/2008                              11535               9221
4/8/2008                              11646               9177
4/9/2008                              11835               9104
4/10/2008                             11732               9145
4/11/2008                             12214               8959
4/12/2008                             12214               8959
4/13/2008                             12214               8959
4/14/2008                             12298               8929
4/15/2008                             12185               8970
4/16/2008                             11637               9175
4/17/2008                             11622               9181
4/18/2008                             11204               9347
4/19/2008                             11204               9347
4/20/2008                             11204               9347
4/21/2008                             11241               9333
4/22/2008                             11441               9251
4/23/2008                             11378               9278
4/24/2008                             11233               9338
4/25/2008                             11092               9398
4/26/2008                             11092               9398
4/27/2008                             11092               9398
4/28/2008                             11116               9389
4/29/2008                             11203               9353
4/30/2008                             11292               9317
5/1/2008                              10905               9478
5/2/2008                              10841               9509
5/3/2008                              10841               9509
5/4/2008                              10841               9509
5/5/2008                              10940               9467
5/6/2008                              10772               9540
5/7/2008                              11157               9371
5/8/2008                              11076               9406
5/9/2008                              11226               9344
5/10/2008                             11226               9344
5/11/2008                             11226               9344
5/12/2008                             10979               9447
5/13/2008                             10984               9446
5/14/2008                             10896               9485
5/15/2008                             10661               9588
5/16/2008                             10641               9600
5/17/2008                             10641               9600
5/18/2008                             10641               9600
5/19/2008                             10621               9609
5/20/2008                             10817               9520
5/21/2008                             11168               9368
5/22/2008                             11109               9394
5/23/2008                             11406               9270
5/24/2008                             11406               9270
5/25/2008                             11406               9270
5/26/2008                             11406               9270
5/27/2008                             11255               9333
5/28/2008                             11161               9372
5/29/2008                             11043               9423
5/30/2008                             11018               9438
5/31/2008                             11018               9438
6/1/2008                              11018               9438
6/2/2008                              11246               9339
6/3/2008                              11378               9285
6/4/2008                              11376               9287
6/5/2008                              10932               9468
6/6/2008                              11616               9177
6/7/2008                              11616               9177
6/8/2008                              11616               9177
6/9/2008                              11594               9185
6/10/2008                             11658               9162
6/11/2008                             12044               9009
6/12/2008                             11964               9040
6/13/2008                             11611               9176
6/14/2008                             11611               9176
6/15/2008                             11611               9176
6/16/2008                             11611               9177
6/17/2008                             11771               9115
6/18/2008                             11996               9026
6/19/2008                             11908               9062
6/20/2008                             12357               8894
6/21/2008                             12357               8894
6/22/2008                             12357               8894
6/23/2008                             12353               8895
6/24/2008                             12425               8870
6/25/2008                             12283               8922
6/26/2008                             12997               8663
6/27/2008                             13093               8631
6/28/2008                             13093               8631
6/29/2008                             13093               8631
6/30/2008                             13071               8642
7/1/2008                              12968               8677
7/2/2008                              13443               8519
7/3/2008                              13424               8529
7/4/2008                              13424               8529
7/5/2008                              13424               8529
7/6/2008                              13424               8529
7/7/2008                              13652               8457
7/8/2008                              13178               8605
7/9/2008                              13780               8410
7/10/2008                             13586               8469
7/11/2008                             13888               8376
7/12/2008                             13888               8376
7/13/2008                             13888               8376
7/14/2008                             14143               8300
7/15/2008                             14455               8210
7/16/2008                             13738               8417
7/17/2008                             13416               8518
7/18/2008                             13415               8520
7/19/2008                             13415               8520
7/20/2008                             13415               8520
7/21/2008                             13427               8516
7/22/2008                             13065               8631
7/23/2008                             12960               8666
7/24/2008                             13559               8466
7/25/2008                             13461               8501
7/26/2008                             13461               8501
7/27/2008                             13461               8501
7/28/2008                             13958               8343
7/29/2008                             13313               8539
7/30/2008                             12869               8682
7/31/2008                             13204               8569
8/1/2008                              13356               8522
8/2/2008                              13356               8522
8/3/2008                              13356               8522
8/4/2008                              13601               8445
8/5/2008                              12820               8689
8/6/2008                              12721               8722
8/7/2008                              13174               8566
8/8/2008                              12557               8771
8/9/2008                              12557               8771
8/10/2008                             12557               8771
8/11/2008                             12375               8834
8/12/2008                             12670               8728
8/13/2008                             12741               8705
8/14/2008                             12603               8754
8/15/2008                             12500               8790
8/16/2008                             12500               8790
8/17/2008                             12500               8790
8/18/2008                             12876               8658
8/19/2008                             13116               8578
8/20/2008                             12956               8632
8/21/2008                             12894               8654
8/22/2008                             12601               8753
8/23/2008                             12601               8753
8/24/2008                             12601               8753
8/25/2008                             13096               8582
8/26/2008                             13007               8613
8/27/2008                             12799               8684
8/28/2008                             12420               8814
8/29/2008                             12756               8693
8/30/2008                             12756               8693
8/31/2008                             12756               8693
9/1/2008                              12756               8693
9/2/2008                              12868               8658
9/3/2008                              12908               8645
9/4/2008                              13683               8386
9/5/2008                              13564               8424
9/6/2008                              13564               8424
9/7/2008                              13564               8424
9/8/2008                              13009               8598
9/9/2008                              13902               8305
9/10/2008                             13736               8356
9/11/2008                             13345               8474
9/12/2008                             13291               8492
9/13/2008                             13291               8492
9/14/2008                             13291               8492
9/15/2008                             14538               8092
9/16/2008                             14044               8234
9/17/2008                             15363               7846
9/18/2008                             14035               8188
9/19/2008                             12974               8518
9/20/2008                             12974               8518
9/21/2008                             12974               8518
9/22/2008                             13909               8193
9/23/2008                             14353               8065
9/24/2008                             14305               8049
9/25/2008                             13687               8207
9/26/2008                             13619               8235
9/27/2008                             13619               8235
9/28/2008                             13619               8235
9/29/2008                             15559               7512
9/30/2008                             14417               7919
10/1/2008                             14575               7884
10/2/2008                             15756               7568
10/3/2008                             16103               7465
10/4/2008                             16103               7465
10/5/2008                             16103               7465
10/6/2008                             17250               7178
10/7/2008                             19382               6766
10/8/2008                             19939               6693
10/9/2008                             22621               6183
10/10/2008                            23337               6111
10/11/2008                            23337               6111
10/12/2008                            23337               6111
10/13/2008                            17896               6819
10/14/2008                            18496               6783
10/15/2008                            21852               6171
10/16/2008                            20075               6433
10/17/2008                            20287               6393
10/18/2008                            20287               6393
10/19/2008                            20287               6393
10/20/2008                            18396               6698
10/21/2008                            19611               6492
10/22/2008                            21723               6097
10/23/2008                            21314               6174
10/24/2008                            22994               5961
10/25/2008                            22994               5961
10/26/2008                            22994               5961
10/27/2008                            24333               5772
10/28/2008                            18940               6395
10/29/2008                            19941               6325
10/30/2008                            18516               6489
10/31/2008                            17827               6589
11/1/2008                             17827               6589
11/2/2008                             17827               6589
11/3/2008                             18087               6572
11/4/2008                             16669               6841
11/5/2008                             18327               6484
11/6/2008                             20192               6160
11/7/2008                             19073               6340
11/8/2008                             19073               6340
11/9/2008                             19073               6340
11/10/2008                            19459               6260
11/11/2008                            20386               6123
11/12/2008                            22401               5807
11/13/2008                            19323               6210
11/14/2008                            21050               5952
11/15/2008                            21050               5952
11/16/2008                            21050               5952
11/17/2008                            22091               5799
11/18/2008                            21661               5857
11/19/2008                            24211               5499
11/20/2008                            27480               5131
11/21/2008                            24112               5456
11/22/2008                            24112               5456
11/23/2008                            24112               5456
11/24/2008                            21433               5809
11/25/2008                            20769               5848
11/26/2008                            19300               6057
11/27/2008                            19300               6057
11/28/2008                            18887               6116
11/29/2008                            18887               6116
11/30/2008                            18887               6116
12/1/2008                             22259               5570
12/2/2008                             20509               5793
12/3/2008                             19468               5946
12/4/2008                             20589               5772
12/5/2008                             19110               5983
12/6/2008                             19110               5983
12/7/2008                             19110               5983
12/8/2008                             17717               6214
12/9/2008                             18410               6070
12/10/2008                            18069               6143
12/11/2008                            18895               5969
12/12/2008                            18717               6011
12/13/2008                            18717               6011
12/14/2008                            18717               6011
12/15/2008                            19076               5935
12/16/2008                            17363               6240
12/17/2008                            17707               6181
12/18/2008                            18354               6050
12/19/2008                            18411               6068
12/20/2008                            18411               6068
12/21/2008                            18411               6068
12/22/2008                            18936               5957
12/23/2008                            19224               5901
12/24/2008                            19023               5938
12/25/2008                            19023               5938
12/26/2008                            18837               5969
12/27/2008                            18837               5969
12/28/2008                            18837               5969
12/29/2008                            18899               5948
12/30/2008                            18152               6095
12/31/2008                            17680               6181
1/1/2009                              17680               6181
1/2/2009                              16589               6378
1/3/2009                              16589               6378
1/4/2009                              16589               6378
1/5/2009                              16683               6348
1/6/2009                              16448               6398
1/7/2009                              17447               6209
1/8/2009                              17322               6231
1/9/2009                              18055               6098
1/10/2009                             18055               6098
1/11/2009                             18055               6098
1/12/2009                             18925               5960
1/13/2009                             18897               5971
1/14/2009                             20069               5772
1/15/2009                             20029               5780
1/16/2009                             19750               5823
1/17/2009                             19750               5823
1/18/2009                             19750               5823
1/19/2009                             19750               5823
1/20/2009                             21800               5516
1/21/2009                             19918               5757
1/22/2009                             20504               5670
1/23/2009                             20327               5701
1/24/2009                             20327               5701
1/25/2009                             20327               5701
1/26/2009                             20098               5732
1/27/2009                             19605               5795
1/28/2009                             18313               5990
1/29/2009                             19519               5792
1/30/2009                             20404               5660
1/31/2009                             20404               5660
2/1/2009                              20404               5660
2/2/2009                              20457               5657
2/3/2009                              19849               5747
2/4/2009                              20055               5708
2/5/2009                              19447               5802
2/6/2009                              18365               5960
2/7/2009                              18365               5960
2/8/2009                              18365               5960
2/9/2009                              18303               5969
2/10/2009                             20066               5676
2/11/2009                             19763               5724
2/12/2009                             19724               5735
2/13/2009                             20126               5678
2/14/2009                             20126               5678
2/15/2009                             20126               5678
2/16/2009                             20126               5678
2/17/2009                             21886               5421
2/18/2009                             21971               5417
2/19/2009                             22409               5355
2/20/2009                             22909               5295
2/21/2009                             22909               5295
2/22/2009                             22909               5295
2/23/2009                             24537               5112
2/24/2009                             22637               5317
2/25/2009                             23036               5261
2/26/2009                             23768               5179
2/27/2009                             24851               5057
2/28/2009                             24851               5057
3/1/2009                              24851               5057
3/2/2009                              27007               4822
3/3/2009                              27412               4791
3/4/2009                              26110               4906
3/5/2009                              28285               4698
3/6/2009                              28207               4705
3/7/2009                              28207               4705
3/8/2009                              28207               4705
3/9/2009                              28809               4658
3/10/2009                             25184               4955
3/11/2009                             24987               4969
3/12/2009                             22959               5172
3/13/2009                             22593               5213
3/14/2009                             22593               5213
3/15/2009                             22593               5213
3/16/2009                             22734               5194
3/17/2009                             21309               5361
3/18/2009                             20440               5473
3/19/2009                             20959               5402
3/20/2009                             21811               5296
3/21/2009                             21811               5296
3/22/2009                             21811               5296
3/23/2009                             18681               5672
3/24/2009                             19452               5556
3/25/2009                             19083               5609
3/26/2009                             18207               5740
3/27/2009                             18923               5625
3/28/2009                             18923               5625
3/29/2009                             18923               5625
3/30/2009                             20245               5429
3/31/2009                             19754               5500
4/1/2009                              19067               5593
4/2/2009                              17959               5754
4/3/2009                              17608               5810
4/4/2009                              17608               5810
4/5/2009                              17608               5810
4/6/2009                              17899               5762
4/7/2009                              18736               5628
4/8/2009                              18293               5694
4/9/2009                              16883               5911
4/10/2009                             16883               5911
4/11/2009                             16883               5911
4/12/2009                             16883               5911
4/13/2009                             16811               5926
4/14/2009                             17463               5808
4/15/2009                             17042               5881
4/16/2009                             16514               5972
4/17/2009                             16345               6002
4/18/2009                             16345               6002
4/19/2009                             16345               6002
4/20/2009                             17732               5745
4/21/2009                             16995               5867
4/22/2009                             17242               5823
4/23/2009                             16898               5881
4/24/2009                             16345               5980
4/25/2009                             16345               5980
4/26/2009                             16345               5980
4/27/2009                             16665               5920
4/28/2009                             16759               5904
4/29/2009                             16035               6032
4/30/2009                             16057               6027
5/1/2009                              15884               6060
5/2/2009                              15884               6060
5/3/2009                              15884               6060
5/4/2009                              14802               6265
5/5/2009                              14914               6242
5/6/2009                              14384               6353
5/7/2009                              14766               6269
5/8/2009                              14056               6420
5/9/2009                              14056               6420
5/10/2009                             14056               6420
5/11/2009                             14645               6284
5/12/2009                             14675               6278
5/13/2009                             15443               6112
5/14/2009                             15133               6176
5/15/2009                             15460               6107
5/16/2009                             15460               6107
5/17/2009                             15460               6107
5/18/2009                             14522               6293
5/19/2009                             14567               6283
5/20/2009                             14719               6251
5/21/2009                             15196               6148
5/22/2009                             15242               6139
5/23/2009                             15242               6139
5/24/2009                             15242               6139
5/25/2009                             15242               6139
5/26/2009                             14443               6301
5/27/2009                             14989               6182
5/28/2009                             14531               6279
5/29/2009                             14089               6364
5/30/2009                             14089               6364
5/31/2009                             14089               6364
6/1/2009                              13386               6529
6/2/2009                              13330               6541
6/3/2009                              13690               6453
6/4/2009                              13379               6528
6/5/2009                              13435               6512
6/6/2009                              13435               6512
6/7/2009                              13435               6512
6/8/2009                              13466               6507
6/9/2009                              13366               6530
6/10/2009                             13457               6508
6/11/2009                             13288               6549
6/12/2009                             13247               6558
6/13/2009                             13247               6558
6/14/2009                             13247               6558
6/15/2009                             13876               6403
6/16/2009                             14232               6321
6/17/2009                             14273               6313
6/18/2009                             14042               6367
6/19/2009                             13949               6386
6/20/2009                             13949               6386
6/21/2009                             13949               6386
6/22/2009                             14795               6192
6/23/2009                             14733               6206
6/24/2009                             14531               6247
6/25/2009                             13902               6381
6/26/2009                             13948               6373
6/27/2009                             13948               6373
6/28/2009                             13948               6373
6/29/2009                             13690               6431
6/30/2009                             13915               6377
7/1/2009                              13796               6405
7/2/2009                              14595               6219
7/3/2009                              14595               6219
7/4/2009                              14595               6219
7/5/2009                              14595               6219
7/6/2009                              14529               6235
7/7/2009                              15100               6112
7/8/2009                              15130               6105
7/9/2009                              15030               6127
7/10/2009                             15144               6102
7/11/2009                             15144               6102
7/12/2009                             15144               6102
7/13/2009                             14387               6255
7/14/2009                             14231               6289
7/15/2009                             13391               6475
7/16/2009                             13157               6531
7/17/2009                             13164               6529
7/18/2009                             13164               6529
7/19/2009                             13164               6529
7/20/2009                             12867               6603
7/21/2009                             12767               6627
7/22/2009                             12777               6625
7/23/2009                             12182               6779
7/24/2009                             12103               6800
7/25/2009                             12103               6800
7/26/2009                             12103               6800
7/27/2009                             12031               6820
7/28/2009                             12093               6803
7/29/2009                             12200               6772
7/30/2009                             11912               6854
7/31/2009                             11895               6859
8/1/2009                              11895               6859
8/2/2009                              11895               6859
8/3/2009                              11523               6964
8/4/2009                              11454               6985
8/5/2009                              11515               6967
8/6/2009                              11640               6929
8/7/2009                              11329               7022
8/8/2009                              11329               7022
8/9/2009                              11329               7022
8/10/2009                             11397               6999
8/11/2009                             11682               6912
8/12/2009                             11407               6995
8/13/2009                             11244               7043
8/14/2009                             11437               6983
8/15/2009                             11437               6983
8/16/2009                             11437               6983
8/17/2009                             11990               6815
8/18/2009                             11749               6886
8/19/2009                             11579               6934
8/20/2009                             11329               7010
8/21/2009                             10897               7142
8/22/2009                             10897               7142
8/23/2009                             10897               7142
8/24/2009                             10906               7138
8/25/2009                             10856               7155
8/26/2009                             10853               7157
8/27/2009                             10791               7177
8/28/2009                             10825               7164
8/29/2009                             10825               7164
8/30/2009                             10825               7164
8/31/2009                             10997               7107
9/1/2009                              11490               6950
9/2/2009                              11562               6928
9/3/2009                              11368               6988
9/4/2009                              11061               7080
9/5/2009                              11061               7080
9/6/2009                              11061               7080
9/7/2009                              11061               7080
9/8/2009                              10863               7144
9/9/2009                              10692               7200
9/10/2009                             10472               7275
9/11/2009                             10487               7267
9/12/2009                             10487               7267
9/13/2009                             10487               7267
9/14/2009                             10361               7313
9/15/2009                             10294               7336
9/16/2009                              9978               7449
9/17/2009                             10028               7427
9/18/2009                              9985               7446
9/19/2009                              9985               7446
9/20/2009                              9985               7446
9/21/2009                             10050               7421
9/22/2009                              9920               7470
9/23/2009                             10111               7395
9/24/2009                             10309               7326
9/25/2009                             10426               7281
9/26/2009                             10426               7281
9/27/2009                             10426               7281
9/28/2009                             10056               7412
9/29/2009                             10103               7396
9/30/2009                             10168               7372
10/1/2009                             10689               7182
10/2/2009                             10786               7150
10/3/2009                             10786               7150
10/4/2009                             10786               7150
10/5/2009                             10466               7256
10/6/2009                             10172               7356
10/7/2009                             10109               7380
10/8/2009                              9957               7435
10/9/2009                              9845               7477
10/10/2009                             9845               7477
10/11/2009                             9845               7477
10/12/2009                             9757               7510
10/13/2009                             9803               7489
10/14/2009                             9462               7621
10/15/2009                             9390               7653
10/16/2009                             9535               7591
10/17/2009                             9535               7591
10/18/2009                             9535               7591
10/19/2009                             9363               7662
10/20/2009                             9469               7614
10/21/2009                             9641               7548
10/22/2009                             9438               7629
10/23/2009                             9660               7536
10/24/2009                             9660               7536
10/25/2009                             9660               7536
10/26/2009                             9887               7448
10/27/2009                             9957               7423
10/28/2009                            10339               7279
10/29/2009                             9885               7444
10/30/2009                            10439               7235
10/31/2009                            10439               7235




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (11/05/2007)
                                                              --------   ---------------
RYDEXSGI INVERSE 2X S&P 500 ETF.............................   -41.45%             2.18%
S&P 500 TOTAL RETURN INDEX..................................     9.80%           -15.02%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 11



RYDEXSGI 2x S&P MIDCAP 400 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI 2x S&P MidCap 400 ETF
(RMM) achieved a daily correlation of over 99% to its benchmark of 200% the daily price movement of the S&P MidCap 400(R) Total Return Index. The fund returned 14.60% for the one-year period versus the S&P MidCap 400 Total Return Index, which returned 18.18%. The biggest performance contributors were the consumer discretionary (30.57%) and the information technology (35.10%) sectors. The financials sector was the only sector with negative performance for the year.

Mid-cap stocks were also hit hard by the economic crisis but managed to pull through better than their large-cap and small-cap counterparts. Throughout the year, mid-cap stocks outperformed relative to large-cap stocks and small-cap stocks. The S&P MidCap 400 Index was up 18.18% compared to a 9.80% gain for the S&P 500(R) Total Return Index and a 6.46% gain for the Russell 2000(R) Total Return Index.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                                 RYDEX SGI 2X     S&P MIDCAP
                                  S&P MIDCAP       400 TOTAL
                                    400 ETF      RETURN INDEX
                                 ------------    ------------
11/5/2007                            10000           10000
11/6/2007                            10245           10125
11/7/2007                             9771            9892
11/8/2007                             9849            9931
11/9/2007                             9584            9799
11/10/2007                            9584            9799
11/11/2007                            9584            9799
11/12/2007                            9293            9651
11/13/2007                            9703            9865
11/14/2007                            9615            9820
11/15/2007                            9413            9714
11/16/2007                            9371            9694
11/17/2007                            9371            9694
11/18/2007                            9371            9694
11/19/2007                            9011            9511
11/20/2007                            8988            9499
11/21/2007                            8749            9374
11/22/2007                            8749            9374
11/23/2007                            8972            9497
11/24/2007                            8972            9497
11/25/2007                            8972            9497
11/26/2007                            8687            9347
11/27/2007                            8880            9451
11/28/2007                            9408            9733
11/29/2007                            9407            9733
11/30/2007                            9529            9799
12/1/2007                             9529            9799
12/2/2007                             9529            9799
12/3/2007                             9455            9760
12/4/2007                             9385            9725
12/5/2007                             9659            9869
12/6/2007                            10053           10072
12/7/2007                            10071           10084
12/8/2007                            10071           10084
12/9/2007                            10071           10084
12/10/2007                           10232           10165
12/11/2007                            9627            9865
12/12/2007                            9696            9900
12/13/2007                            9692            9899
12/14/2007                            9383            9742
12/15/2007                            9383            9742
12/16/2007                            9383            9742
12/17/2007                            9064            9578
12/18/2007                            9195            9647
12/19/2007                            9180            9641
12/20/2007                            9395            9754
12/21/2007                            9683            9906
12/22/2007                            9683            9906
12/23/2007                            9683            9906
12/24/2007                            9899           10018
12/25/2007                            9899           10018
12/26/2007                            9847            9993
12/27/2007                            9544            9841
12/28/2007                            9529            9836
12/29/2007                            9529            9836
12/30/2007                            9529            9836
12/31/2007                            9417            9780
1/1/2008                              9417            9780
1/2/2008                              9184            9660
1/3/2008                              9053            9592
1/4/2008                              8527            9317
1/5/2008                              8527            9317
1/6/2008                              8527            9317
1/7/2008                              8480            9293
1/8/2008                              8090            9080
1/9/2008                              8166            9124
1/10/2008                             8315            9207
1/11/2008                             8077            9078
1/12/2008                             8077            9078
1/13/2008                             8077            9078
1/14/2008                             8242            9171
1/15/2008                             7850            8954
1/16/2008                             7771            8911
1/17/2008                             7319            8653
1/18/2008                             7265            8623
1/19/2008                             7265            8623
1/20/2008                             7265            8623
1/21/2008                             7265            8623
1/22/2008                             7192            8582
1/23/2008                             7518            8776
1/24/2008                             7693            8881
1/25/2008                             7553            8802
1/26/2008                             7553            8802
1/27/2008                             7553            8802
1/28/2008                             7907            9006
1/29/2008                             8026            9073
1/30/2008                             7855            8977
1/31/2008                             8194            9178
2/1/2008                              8578            9392
2/2/2008                              8578            9392
2/3/2008                              8578            9392
2/4/2008                              8455            9324
2/5/2008                              7973            9057
2/6/2008                              7782            8950
2/7/2008                              7946            9043
2/8/2008                              7967            9060
2/9/2008                              7967            9060
2/10/2008                             7967            9060
2/11/2008                             8058            9112
2/12/2008                             8094            9132
2/13/2008                             8304            9251
2/14/2008                             8042            9104
2/15/2008                             8005            9082
2/16/2008                             8005            9082
2/17/2008                             8005            9082
2/18/2008                             8005            9082
2/19/2008                             8017            9091
2/20/2008                             8237            9217
2/21/2008                             8018            9095
2/22/2008                             8114            9148
2/23/2008                             8114            9148
2/24/2008                             8114            9148
2/25/2008                             8435            9334
2/26/2008                             8603            9425
2/27/2008                             8523            9380
2/28/2008                             8349            9287
2/29/2008                             7844            9007
3/1/2008                              7844            9007
3/2/2008                              7844            9007
3/3/2008                              7870            9023
3/4/2008                              7775            8970
3/5/2008                              7875            9025
3/6/2008                              7444            8778
3/7/2008                              7297            8693
3/8/2008                              7297            8693
3/9/2008                              7297            8693
3/10/2008                             6996            8511
3/11/2008                             7457            8793
3/12/2008                             7382            8752
3/13/2008                             7573            8864
3/14/2008                             7291            8700
3/15/2008                             7291            8700
3/16/2008                             7291            8700
3/17/2008                             6971            8517
3/18/2008                             7536            8860
3/19/2008                             7160            8640
3/20/2008                             7429            8801
3/21/2008                             7429            8801
3/22/2008                             7429            8801
3/23/2008                             7429            8801
3/24/2008                             7786            9002
3/25/2008                             7936            9093
3/26/2008                             7798            9019
3/27/2008                             7622            8913
3/28/2008                             7484            8834
3/29/2008                             7484            8834
3/30/2008                             7484            8834
3/31/2008                             7623            8915
4/1/2008                              8114            9208
4/2/2008                              8194            9248
4/3/2008                              8259            9286
4/4/2008                              8322            9324
4/5/2008                              8322            9324
4/6/2008                              8322            9324
4/7/2008                              8365            9349
4/8/2008                              8359            9343
4/9/2008                              8094            9198
4/10/2008                             8296            9313
4/11/2008                             7999            9146
4/12/2008                             7999            9146
4/13/2008                             7999            9146
4/14/2008                             7972            9128
4/15/2008                             8047            9176
4/16/2008                             8511            9442
4/17/2008                             8446            9407
4/18/2008                             8704            9551
4/19/2008                             8704            9551
4/20/2008                             8704            9551
4/21/2008                             8720            9555
4/22/2008                             8471            9417
4/23/2008                             8534            9450
4/24/2008                             8658            9524
4/25/2008                             8898            9656
4/26/2008                             8898            9656
4/27/2008                             8898            9656
4/28/2008                             8936            9677
4/29/2008                             8826            9613
4/30/2008                             8794            9602
5/1/2008                              9020            9727
5/2/2008                              9043            9740
5/3/2008                              9043            9740
5/4/2008                              9043            9740
5/5/2008                              9026            9731
5/6/2008                              9170            9809
5/7/2008                              8963            9696
5/8/2008                              9093            9770
5/9/2008                              9106            9778
5/10/2008                             9106            9778
5/11/2008                             9106            9778
5/12/2008                             9319            9893
5/13/2008                             9432            9954
5/14/2008                             9473            9977
5/15/2008                             9700           10095
5/16/2008                             9754           10124
5/17/2008                             9754           10124
5/18/2008                             9754           10124
5/19/2008                             9691           10094
5/20/2008                             9669           10078
5/21/2008                             9370            9924
5/22/2008                             9425            9956
5/23/2008                             9208            9837
5/24/2008                             9208            9837
5/25/2008                             9208            9837
5/26/2008                             9208            9837
5/27/2008                             9355            9919
5/28/2008                             9518           10007
5/29/2008                             9578           10041
5/30/2008                             9701           10110
5/31/2008                             9701           10110
6/1/2008                              9701           10110
6/2/2008                              9546           10025
6/3/2008                              9547           10028
6/4/2008                              9607           10055
6/5/2008                             10040           10287
6/6/2008                              9515           10018
6/7/2008                              9515           10018
6/8/2008                              9515           10018
6/9/2008                              9493           10007
6/10/2008                             9355            9937
6/11/2008                             9035            9765
6/12/2008                             9046            9772
6/13/2008                             9333            9929
6/14/2008                             9333            9929
6/15/2008                             9333            9929
6/16/2008                             9483           10010
6/17/2008                             9477           10006
6/18/2008                             9334            9930
6/19/2008                             9418            9976
6/20/2008                             9084            9801
6/21/2008                             9084            9801
6/22/2008                             9084            9801
6/23/2008                             9074            9796
6/24/2008                             8845            9674
6/25/2008                             8968            9741
6/26/2008                             8498            9485
6/27/2008                             8428            9448
6/28/2008                             8428            9448
6/29/2008                             8428            9448
6/30/2008                             8340            9399
7/1/2008                              8364            9412
7/2/2008                              7860            9130
7/3/2008                              7685            9030
7/4/2008                              7685            9030
7/5/2008                              7685            9030
7/6/2008                              7685            9030
7/7/2008                              7565            8959
7/8/2008                              7906            9161
7/9/2008                              7677            9030
7/10/2008                             7758            9078
7/11/2008                             7699            9044
7/12/2008                             7699            9044
7/13/2008                             7699            9044
7/14/2008                             7545            8954
7/15/2008                             7405            8872
7/16/2008                             7764            9087
7/17/2008                             7974            9211
7/18/2008                             7933            9189
7/19/2008                             7933            9189
7/20/2008                             7933            9189
7/21/2008                             8042            9251
7/22/2008                             8247            9371
7/23/2008                             8263            9380
7/24/2008                             7764            9095
7/25/2008                             7827            9135
7/26/2008                             7827            9135
7/27/2008                             7827            9135
7/28/2008                             7642            9026
7/29/2008                             7968            9220
7/30/2008                             8203            9357
7/31/2008                             7966            9224
8/1/2008                              7930            9202
8/2/2008                              7930            9202
8/3/2008                              7930            9202
8/4/2008                              7635            9032
8/5/2008                              7956            9222
8/6/2008                              8072            9290
8/7/2008                              7831            9151
8/8/2008                              8173            9353
8/9/2008                              8173            9353
8/10/2008                             8173            9353
8/11/2008                             8345            9440
8/12/2008                             8182            9348
8/13/2008                             8238            9379
8/14/2008                             8365            9454
8/15/2008                             8353            9449
8/16/2008                             8353            9449
8/17/2008                             8353            9449
8/18/2008                             8138            9326
8/19/2008                             7979            9234
8/20/2008                             8043            9272
8/21/2008                             8060            9285
8/22/2008                             8211            9372
8/23/2008                             8211            9372
8/24/2008                             8211            9372
8/25/2008                             7879            9182
8/26/2008                             7953            9225
8/27/2008                             8148            9343
8/28/2008                             8407            9490
8/29/2008                             8215            9382
8/30/2008                             8215            9382
8/31/2008                             8215            9382
9/1/2008                              8215            9382
9/2/2008                              8058            9290
9/3/2008                              7949            9228
9/4/2008                              7560            9006
9/5/2008                              7613            9040
9/6/2008                              7613            9040
9/7/2008                              7613            9040
9/8/2008                              7817            9159
9/9/2008                              7220            8806
9/10/2008                             7416            8927
9/11/2008                             7497            8975
9/12/2008                             7664            9077
9/13/2008                             7664            9077
9/14/2008                             7664            9077
9/15/2008                             6993            8677
9/16/2008                             7290            8862
9/17/2008                             6654            8476
9/18/2008                             7306            8892
9/19/2008                             7913            9269
9/20/2008                             7913            9269
9/21/2008                             7913            9269
9/22/2008                             7187            8838
9/23/2008                             7026            8736
9/24/2008                             6870            8638
9/25/2008                             7021            8735
9/26/2008                             6923            8675
9/27/2008                             6923            8675
9/28/2008                             6923            8675
9/29/2008                             5912            8042
9/30/2008                             6390            8377
10/1/2008                             6246            8281
10/2/2008                             5549            7821
10/3/2008                             5277            7626
10/4/2008                             5277            7626
10/5/2008                             5277            7626
10/6/2008                             4806            7290
10/7/2008                             4282            6896
10/8/2008                             4180            6814
10/9/2008                             3577            6323
10/10/2008                            3590            6337
10/11/2008                            3590            6337
10/12/2008                            3590            6337
10/13/2008                            4341            7000
10/14/2008                            4145            6843
10/15/2008                            3349            6181
10/16/2008                            3609            6422
10/17/2008                            3558            6398
10/18/2008                            3558            6398
10/19/2008                            3558            6398
10/20/2008                            3900            6680
10/21/2008                            3678            6493
10/22/2008                            3258            6112
10/23/2008                            3081            5953
10/24/2008                            2897            5782
10/25/2008                            2897            5782
10/26/2008                            2897            5782
10/27/2008                            2636            5533
10/28/2008                            3116            6010
10/29/2008                            3201            6119
10/30/2008                            3488            6374
10/31/2008                            3688            6556
11/1/2008                             3688            6556
11/2/2008                             3688            6556
11/3/2008                             3688            6556
11/4/2008                             3847            6706
11/5/2008                             3465            6365
11/6/2008                             3150            6074
11/7/2008                             3305            6225
11/8/2008                             3305            6225
11/9/2008                             3305            6225
11/10/2008                            3140            6071
11/11/2008                            2994            5928
11/12/2008                            2669            5608
11/13/2008                            3112            6070
11/14/2008                            2770            5747
11/15/2008                            2770            5747
11/16/2008                            2770            5747
11/17/2008                            2695            5658
11/18/2008                            2681            5643
11/19/2008                            2286            5226
11/20/2008                            1916            4819
11/21/2008                            2142            5101
11/22/2008                            2142            5101
11/23/2008                            2142            5101
11/24/2008                            2449            5483
11/25/2008                            2556            5589
11/26/2008                            2824            5890
11/27/2008                            2824            5890
11/28/2008                            2887            5948
11/29/2008                            2887            5948
11/30/2008                            2887            5948
12/1/2008                             2270            5301
12/2/2008                             2484            5555
12/3/2008                             2597            5694
12/4/2008                             2428            5497
12/5/2008                             2648            5762
12/6/2008                             2648            5762
12/7/2008                             2648            5762
12/8/2008                             2854            5982
12/9/2008                             2711            5827
12/10/2008                            2855            5984
12/11/2008                            2593            5707
12/12/2008                            2742            5874
12/13/2008                            2742            5874
12/14/2008                            2742            5874
12/15/2008                            2601            5722
12/16/2008                            2924            6074
12/17/2008                            2974            6132
12/18/2008                            2877            6019
12/19/2008                            2891            6060
12/20/2008                            2891            6060
12/21/2008                            2891            6060
12/22/2008                            2761            5913
12/23/2008                            2703            5861
12/24/2008                            2735            5885
12/25/2008                            2735            5885
12/26/2008                            2802            5963
12/27/2008                            2802            5963
12/28/2008                            2802            5963
12/29/2008                            2731            5878
12/30/2008                            2911            6078
12/31/2008                            3046            6237
1/1/2009                              3046            6237
1/2/2009                              3201            6389
1/3/2009                              3201            6389
1/4/2009                              3201            6389
1/5/2009                              3205            6379
1/6/2009                              3297            6482
1/7/2009                              3089            6272
1/8/2009                              3131            6321
1/9/2009                              2961            6149
1/10/2009                             2961            6149
1/11/2009                             2961            6149
1/12/2009                             2796            5978
1/13/2009                             2858            6044
1/14/2009                             2632            5804
1/15/2009                             2717            5904
1/16/2009                             2799            5991
1/17/2009                             2799            5991
1/18/2009                             2799            5991
1/19/2009                             2799            5991
1/20/2009                             2466            5632
1/21/2009                             2694            5892
1/22/2009                             2568            5758
1/23/2009                             2620            5814
1/24/2009                             2620            5814
1/25/2009                             2620            5814
1/26/2009                             2651            5848
1/27/2009                             2726            5931
1/28/2009                             2931            6153
1/29/2009                             2730            5941
1/30/2009                             2586            5784
1/31/2009                             2586            5784
2/1/2009                              2586            5784
2/2/2009                              2599            5803
2/3/2009                              2641            5848
2/4/2009                              2633            5837
2/5/2009                              2713            5931
2/6/2009                              2925            6157
2/7/2009                              2925            6157
2/8/2009                              2925            6157
2/9/2009                              2910            6144
2/10/2009                             2653            5867
2/11/2009                             2666            5886
2/12/2009                             2697            5917
2/13/2009                             2651            5871
2/14/2009                             2651            5871
2/15/2009                             2651            5871
2/16/2009                             2651            5871
2/17/2009                             2425            5622
2/18/2009                             2367            5554
2/19/2009                             2293            5467
2/20/2009                             2253            5421
2/21/2009                             2253            5421
2/22/2009                             2253            5421
2/23/2009                             2072            5204
2/24/2009                             2255            5435
2/25/2009                             2195            5360
2/26/2009                             2119            5265
2/27/2009                             2087            5224
2/28/2009                             2087            5224
3/1/2009                              2087            5224
3/2/2009                              1831            4907
3/3/2009                              1805            4875
3/4/2009                              1915            5024
3/5/2009                              1731            4781
3/6/2009                              1705            4747
3/7/2009                              1705            4747
3/8/2009                              1705            4747
3/9/2009                              1675            4707
3/10/2009                             1909            5034
3/11/2009                             1924            5054
3/12/2009                             2106            5292
3/13/2009                             2123            5316
3/14/2009                             2123            5316
3/15/2009                             2123            5316
3/16/2009                             2063            5240
3/17/2009                             2215            5432
3/18/2009                             2350            5602
3/19/2009                             2326            5569
3/20/2009                             2185            5406
3/21/2009                             2185            5406
3/22/2009                             2185            5406
3/23/2009                             2511            5805
3/24/2009                             2387            5661
3/25/2009                             2449            5730
3/26/2009                             2640            5955
3/27/2009                             2514            5810
3/28/2009                             2514            5810
3/29/2009                             2514            5810
3/30/2009                             2341            5608
3/31/2009                             2408            5697
4/1/2009                              2467            5761
4/2/2009                              2675            6007
4/3/2009                              2771            6112
4/4/2009                              2771            6112
4/5/2009                              2771            6112
4/6/2009                              2702            6036
4/7/2009                              2525            5838
4/8/2009                              2602            5926
4/9/2009                              2884            6252
4/10/2009                             2884            6252
4/11/2009                             2884            6252
4/12/2009                             2884            6252
4/13/2009                             2880            6249
4/14/2009                             2733            6085
4/15/2009                             2805            6169
4/16/2009                             2958            6337
4/17/2009                             3028            6414
4/18/2009                             3028            6414
4/19/2009                             3028            6414
4/20/2009                             2706            6066
4/21/2009                             2868            6253
4/22/2009                             2882            6271
4/23/2009                             2864            6248
4/24/2009                             3013            6416
4/25/2009                             3013            6416
4/26/2009                             3013            6416
4/27/2009                             2945            6337
4/28/2009                             2975            6370
4/29/2009                             3141            6550
4/30/2009                             3132            6544
5/1/2009                              3109            6518
5/2/2009                              3109            6518
5/3/2009                              3109            6518
5/4/2009                              3367            6789
5/5/2009                              3315            6734
5/6/2009                              3373            6793
5/7/2009                              3205            6624
5/8/2009                              3417            6848
5/9/2009                              3417            6848
5/10/2009                             3417            6848
5/11/2009                             3266            6691
5/12/2009                             3197            6623
5/13/2009                             2921            6335
5/14/2009                             3013            6440
5/15/2009                             2952            6371
5/16/2009                             2952            6371
5/17/2009                             2952            6371
5/18/2009                             3177            6616
5/19/2009                             3191            6630
5/20/2009                             3150            6589
5/21/2009                             3041            6470
5/22/2009                             3005            6438
5/23/2009                             3005            6438
5/24/2009                             3005            6438
5/25/2009                             3005            6438
5/26/2009                             3235            6682
5/27/2009                             3121            6563
5/28/2009                             3171            6618
5/29/2009                             3275            6723
5/30/2009                             3275            6723
5/31/2009                             3275            6723
6/1/2009                              3512            6969
6/2/2009                              3539            6994
6/3/2009                              3405            6880
6/4/2009                              3517            6975
6/5/2009                              3507            6966
6/6/2009                              3507            6966
6/7/2009                              3507            6966
6/8/2009                              3461            6921
6/9/2009                              3530            6991
6/10/2009                             3497            6955
6/11/2009                             3538            6999
6/12/2009                             3521            6981
6/13/2009                             3521            6981
6/14/2009                             3521            6981
6/15/2009                             3340            6799
6/16/2009                             3229            6687
6/17/2009                             3225            6685
6/18/2009                             3269            6729
6/19/2009                             3293            6759
6/20/2009                             3293            6759
6/21/2009                             3293            6759
6/22/2009                             3054            6512
6/23/2009                             3028            6484
6/24/2009                             3109            6570
6/25/2009                             3265            6733
6/26/2009                             3274            6747
6/27/2009                             3274            6747
6/28/2009                             3274            6747
6/29/2009                             3323            6794
6/30/2009                             3296            6765
7/1/2009                              3365            6837
7/2/2009                              3147            6613
7/3/2009                              3147            6613
7/4/2009                              3147            6613
7/5/2009                              3147            6613
7/6/2009                              3110            6577
7/7/2009                              2968            6430
7/8/2009                              2941            6398
7/9/2009                              2955            6415
7/10/2009                             2945            6404
7/11/2009                             2945            6404
7/12/2009                             2945            6404
7/13/2009                             3090            6561
7/14/2009                             3139            6614
7/15/2009                             3333            6819
7/16/2009                             3428            6915
7/17/2009                             3409            6896
7/18/2009                             3409            6896
7/19/2009                             3409            6896
7/20/2009                             3509            6999
7/21/2009                             3514            7002
7/22/2009                             3545            7033
7/23/2009                             3745            7233
7/24/2009                             3793            7279
7/25/2009                             3793            7279
7/26/2009                             3793            7279
7/27/2009                             3827            7312
7/28/2009                             3814            7299
7/29/2009                             3763            7251
7/30/2009                             3862            7348
7/31/2009                             3869            7356
8/1/2009                              3869            7356
8/2/2009                              3869            7356
8/3/2009                              4032            7507
8/4/2009                              4094            7564
8/5/2009                              4066            7540
8/6/2009                              4001            7481
8/7/2009                              4205            7675
8/8/2009                              4205            7675
8/9/2009                              4205            7675
8/10/2009                             4155            7624
8/11/2009                             4040            7520
8/12/2009                             4148            7621
8/13/2009                             4215            7680
8/14/2009                             4094            7573
8/15/2009                             4094            7573
8/16/2009                             4094            7573
8/17/2009                             3862            7360
8/18/2009                             3964            7457
8/19/2009                             4018            7507
8/20/2009                             4105            7587
8/21/2009                             4262            7734
8/22/2009                             4262            7734
8/23/2009                             4262            7734
8/24/2009                             4230            7702
8/25/2009                             4270            7741
8/26/2009                             4262            7733
8/27/2009                             4293            7762
8/28/2009                             4308            7778
8/29/2009                             4308            7778
8/30/2009                             4308            7778
8/31/2009                             4198            7677
9/1/2009                              4013            7508
9/2/2009                              3972            7470
9/3/2009                              4078            7571
9/4/2009                              4182            7666
9/5/2009                              4182            7666
9/6/2009                              4182            7666
9/7/2009                              4182            7666
9/8/2009                              4290            7765
9/9/2009                              4407            7873
9/10/2009                             4507            7964
9/11/2009                             4519            7974
9/12/2009                             4519            7974
9/13/2009                             4519            7974
9/14/2009                             4621            8063
9/15/2009                             4698            8130
9/16/2009                             4884            8292
9/17/2009                             4826            8240
9/18/2009                             4818            8236
9/19/2009                             4818            8236
9/20/2009                             4818            8236
9/21/2009                             4793            8214
9/22/2009                             4851            8267
9/23/2009                             4717            8148
9/24/2009                             4559            8013
9/25/2009                             4505            7964
9/26/2009                             4505            7964
9/27/2009                             4505            7964
9/28/2009                             4693            8135
9/29/2009                             4723            8164
9/30/2009                             4669            8117
10/1/2009                             4388            7869
10/2/2009                             4301            7794
10/3/2009                             4301            7794
10/4/2009                             4301            7794
10/5/2009                             4484            7958
10/6/2009                             4610            8070
10/7/2009                             4613            8075
10/8/2009                             4743            8191
10/9/2009                             4815            8250
10/10/2009                            4815            8250
10/11/2009                            4815            8250
10/12/2009                            4826            8258
10/13/2009                            4784            8223
10/14/2009                            4957            8373
10/15/2009                            4987            8398
10/16/2009                            4892            8318
10/17/2009                            4892            8318
10/18/2009                            4892            8318
10/19/2009                            4998            8409
10/20/2009                            4907            8331
10/21/2009                            4804            8243
10/22/2009                            4929            8353
10/23/2009                            4799            8242
10/24/2009                            4799            8242
10/25/2009                            4799            8242
10/26/2009                            4697            8151
10/27/2009                            4590            8060
10/28/2009                            4290            7797
10/29/2009                            4480            7972
10/30/2009                            4226            7748
10/31/2009                            4226            7748




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (11/05/2007)
                                                              --------   ---------------
RYDEXSGI 2X S&P MIDCAP 400 ETF..............................    14.60%           -35.14%
S&P MIDCAP 400 TOTAL RETURN INDEX...........................    18.18%           -12.04%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

 12


RYDEXSGI 2x S&P MIDCAP 400 ETF
PORTFOLIO SUMMARY (Unaudited)                                As October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
PRICELINE.COM, INC.                                                        0.70%
VERTEX PHARMACEUTICALS, INC.                                               0.63%
ROSS STORES, INC.                                                          0.58%
NEWFIELD EXPLORATION CO.                                                   0.57%
EVEREST RE GROUP, LTD.                                                     0.56%
JOY GLOBAL, INC.                                                           0.54%
PRIDE INTERNATIONAL, INC.                                                  0.54%
CERNER CORP.                                                               0.54%
HENRY SCHEIN, INC.                                                         0.50%
CLIFFS NATURAL RESOURCES, INC.                                             0.49%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   18.31
Consumer Discretionary                       15.75
Industrials                                  14.90
Information Technology                       14.89
Health Care                                  12.14
Materials                                     6.56
Energy                                        6.55
Utilities                                     6.52
Consumer Staples                              3.82
Telecommunication Services                    0.56




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                                ANNUAL REPORT 13



RYDEXSGI INVERSE 2x S&P MIDCAP 400 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI Inverse 2x S&P MidCap 400 ETF returned -55.74%. Over the same time period, its benchmark, the S&P MidCap 400(R) Total Return Index, returned 18.18%. RydexSGI Inverse 2x S&P MidCap 400 ETF achieved a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P MidCap 400 Total Return Index. The biggest performance contributors were the consumer discretionary (30.57%) and the information technology (35.10%) sectors. The financials sector was the only sector with negative performance for the year.

Mid-cap stocks were also hit hard by the economic crisis but managed to pull through better than their large-cap and small-cap counterparts. Throughout the year, mid-caps stocks outperformed relative to large-cap stocks and small-cap stocks. The S&P MidCap 400 Total Return Index was up 18.18% compared to a 9.80% gain for the S&P 500(R) Total Return Index and a 6.46% gain for the Russell 2000(R) Total Return Index.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                                RYDEX SGI INVERSE
                                      2X S&P          S&P MIDCAP
                                    MIDCAP 400         400 TOTAL
                                       ETF           RETURN INDEX
                                -----------------    ------------
11/5/2007                             10000              10000
11/6/2007                              9744              10125
11/7/2007                             10191               9892
11/8/2007                             10123               9931
11/9/2007                             10409               9799
11/10/2007                            10409               9799
11/11/2007                            10409               9799
11/12/2007                            10727               9651
11/13/2007                            10273               9865
11/14/2007                            10351               9820
11/15/2007                            10563               9714
11/16/2007                            10632               9694
11/17/2007                            10632               9694
11/18/2007                            10632               9694
11/19/2007                            11040               9511
11/20/2007                            11067               9499
11/21/2007                            11364               9374
11/22/2007                            11364               9374
11/23/2007                            11087               9497
11/24/2007                            11087               9497
11/25/2007                            11087               9497
11/26/2007                            11432               9347
11/27/2007                            11177               9451
11/28/2007                            10512               9733
11/29/2007                            10524               9733
11/30/2007                            10396               9799
12/1/2007                             10396               9799
12/2/2007                             10396               9799
12/3/2007                             10475               9760
12/4/2007                             10547               9725
12/5/2007                             10249               9869
12/6/2007                              9835              10072
12/7/2007                              9821              10084
12/8/2007                              9821              10084
12/9/2007                              9821              10084
12/10/2007                             9659              10165
12/11/2007                            10247               9865
12/12/2007                            10161               9900
12/13/2007                            10173               9899
12/14/2007                            10508               9742
12/15/2007                            10508               9742
12/16/2007                            10508               9742
12/17/2007                            10864               9578
12/18/2007                            10705               9647
12/19/2007                            10731               9641
12/20/2007                            10484               9754
12/21/2007                            10169               9906
12/22/2007                            10169               9906
12/23/2007                            10169               9906
12/24/2007                             9936              10018
12/25/2007                             9936              10018
12/26/2007                             9992               9993
12/27/2007                            10305               9841
12/28/2007                            10325               9836
12/29/2007                            10325               9836
12/30/2007                            10325               9836
12/31/2007                            10468               9780
1/1/2008                              10468               9780
1/2/2008                              10714               9660
1/3/2008                              10873               9592
1/4/2008                              11507               9317
1/5/2008                              11507               9317
1/6/2008                              11507               9317
1/7/2008                              11565               9293
1/8/2008                              12100               9080
1/9/2008                              11970               9124
1/10/2008                             11786               9207
1/11/2008                             12109               9078
1/12/2008                             12109               9078
1/13/2008                             12109               9078
1/14/2008                             11854               9171
1/15/2008                             12428               8954
1/16/2008                             12574               8911
1/17/2008                             13287               8653
1/18/2008                             13388               8623
1/19/2008                             13388               8623
1/20/2008                             13388               8623
1/21/2008                             13388               8623
1/22/2008                             13539               8582
1/23/2008                             12929               8776
1/24/2008                             12617               8881
1/25/2008                             12851               8802
1/26/2008                             12851               8802
1/27/2008                             12851               8802
1/28/2008                             12262               9006
1/29/2008                             12082               9073
1/30/2008                             12342               8977
1/31/2008                             11795               9178
2/1/2008                              11250               9392
2/2/2008                              11250               9392
2/3/2008                              11250               9392
2/4/2008                              11416               9324
2/5/2008                              12073               9057
2/6/2008                              12362               8950
2/7/2008                              12105               9043
2/8/2008                              12071               9060
2/9/2008                              12071               9060
2/10/2008                             12071               9060
2/11/2008                             11936               9112
2/12/2008                             11885               9132
2/13/2008                             11574               9251
2/14/2008                             11943               9104
2/15/2008                             12011               9082
2/16/2008                             12011               9082
2/17/2008                             12011               9082
2/18/2008                             12011               9082
2/19/2008                             11992               9091
2/20/2008                             11663               9217
2/21/2008                             11974               9095
2/22/2008                             11839               9148
2/23/2008                             11839               9148
2/24/2008                             11839               9148
2/25/2008                             11364               9334
2/26/2008                             11141               9425
2/27/2008                             11248               9380
2/28/2008                             11478               9287
2/29/2008                             12176               9007
3/1/2008                              12176               9007
3/2/2008                              12176               9007
3/3/2008                              12138               9023
3/4/2008                              12283               8970
3/5/2008                              12132               9025
3/6/2008                              12803               8778
3/7/2008                              13059               8693
3/8/2008                              13059               8693
3/9/2008                              13059               8693
3/10/2008                             13603               8511
3/11/2008                             12707               8793
3/12/2008                             12835               8752
3/13/2008                             12506               8864
3/14/2008                             12976               8700
3/15/2008                             12976               8700
3/16/2008                             12976               8700
3/17/2008                             13524               8517
3/18/2008                             12461               8860
3/19/2008                             13083               8640
3/20/2008                             12611               8801
3/21/2008                             12611               8801
3/22/2008                             12611               8801
3/23/2008                             12611               8801
3/24/2008                             12036               9002
3/25/2008                             11798               9093
3/26/2008                             11993               9019
3/27/2008                             12273               8913
3/28/2008                             12495               8834
3/29/2008                             12495               8834
3/30/2008                             12495               8834
3/31/2008                             12272               8915
4/1/2008                              11469               9208
4/2/2008                              11366               9248
4/3/2008                              11276               9286
4/4/2008                              11191               9324
4/5/2008                              11191               9324
4/6/2008                              11191               9324
4/7/2008                              11132               9349
4/8/2008                              11148               9343
4/9/2008                              11494               9198
4/10/2008                             11210               9313
4/11/2008                             11619               9146
4/12/2008                             11619               9146
4/13/2008                             11619               9146
4/14/2008                             11664               9128
4/15/2008                             11546               9176
4/16/2008                             10881               9442
4/17/2008                             10963               9407
4/18/2008                             10634               9551
4/19/2008                             10634               9551
4/20/2008                             10634               9551
4/21/2008                             10623               9555
4/22/2008                             10930               9417
4/23/2008                             10855               9450
4/24/2008                             10690               9524
4/25/2008                             10398               9656
4/26/2008                             10398               9656
4/27/2008                             10398               9656
4/28/2008                             10354               9677
4/29/2008                             10492               9613
4/30/2008                             10520               9602
5/1/2008                              10246               9727
5/2/2008                              10225               9740
5/3/2008                              10225               9740
5/4/2008                              10225               9740
5/5/2008                              10245               9731
5/6/2008                              10081               9809
5/7/2008                              10317               9696
5/8/2008                              10162               9770
5/9/2008                              10149               9778
5/10/2008                             10149               9778
5/11/2008                             10149               9778
5/12/2008                              9913               9893
5/13/2008                              9790               9954
5/14/2008                              9747               9977
5/15/2008                              9517              10095
5/16/2008                              9467              10124
5/17/2008                              9467              10124
5/18/2008                              9467              10124
5/19/2008                              9526              10094
5/20/2008                              9556              10078
5/21/2008                              9849               9924
5/22/2008                              9786               9956
5/23/2008                             10027               9837
5/24/2008                             10027               9837
5/25/2008                             10027               9837
5/26/2008                             10027               9837
5/27/2008                              9862               9919
5/28/2008                              9691              10007
5/29/2008                              9626              10041
5/30/2008                              9499              10110
5/31/2008                              9499              10110
6/1/2008                               9499              10110
6/2/2008                               9661              10025
6/3/2008                               9657              10028
6/4/2008                               9606              10055
6/5/2008                               9165              10287
6/6/2008                               9652              10018
6/7/2008                               9652              10018
6/8/2008                               9652              10018
6/9/2008                               9676              10007
6/10/2008                              9815               9937
6/11/2008                             10155               9765
6/12/2008                             10144               9772
6/13/2008                              9822               9929
6/14/2008                              9822               9929
6/15/2008                              9822               9929
6/16/2008                              9664              10010
6/17/2008                              9670              10006
6/18/2008                              9819               9930
6/19/2008                              9730               9976
6/20/2008                             10077               9801
6/21/2008                             10077               9801
6/22/2008                             10077               9801
6/23/2008                             10089               9796
6/24/2008                             10342               9674
6/25/2008                             10199               9741
6/26/2008                             10738               9485
6/27/2008                             10831               9448
6/28/2008                             10831               9448
6/29/2008                             10831               9448
6/30/2008                             10944               9399
7/1/2008                              10913               9412
7/2/2008                              11573               9130
7/3/2008                              11840               9030
7/4/2008                              11840               9030
7/5/2008                              11840               9030
7/6/2008                              11840               9030
7/7/2008                              12020               8959
7/8/2008                              11481               9161
7/9/2008                              11812               9030
7/10/2008                             11684               9078
7/11/2008                             11777               9044
7/12/2008                             11777               9044
7/13/2008                             11777               9044
7/14/2008                             12015               8954
7/15/2008                             12235               8872
7/16/2008                             11644               9087
7/17/2008                             11328               9211
7/18/2008                             11390               9189
7/19/2008                             11390               9189
7/20/2008                             11390               9189
7/21/2008                             11235               9251
7/22/2008                             10948               9371
7/23/2008                             10929               9380
7/24/2008                             11585               9095
7/25/2008                             11496               9135
7/26/2008                             11496               9135
7/27/2008                             11496               9135
7/28/2008                             11765               9026
7/29/2008                             11269               9220
7/30/2008                             10939               9357
7/31/2008                             11255               9224
8/1/2008                              11306               9202
8/2/2008                              11306               9202
8/3/2008                              11306               9202
8/4/2008                              11728               9032
8/5/2008                              11237               9222
8/6/2008                              11071               9290
8/7/2008                              11404               9151
8/8/2008                              10908               9353
8/9/2008                              10908               9353
8/10/2008                             10908               9353
8/11/2008                             10702               9440
8/12/2008                             10914               9348
8/13/2008                             10843               9379
8/14/2008                             10674               9454
8/15/2008                             10690               9449
8/16/2008                             10690               9449
8/17/2008                             10690               9449
8/18/2008                             10966               9326
8/19/2008                             11181               9234
8/20/2008                             11091               9272
8/21/2008                             11068               9285
8/22/2008                             10863               9372
8/23/2008                             10863               9372
8/24/2008                             10863               9372
8/25/2008                             11305               9182
8/26/2008                             11202               9225
8/27/2008                             10929               9343
8/28/2008                             10578               9490
8/29/2008                             10824               9382
8/30/2008                             10824               9382
8/31/2008                             10824               9382
9/1/2008                              10824               9382
9/2/2008                              11029               9290
9/3/2008                              11177               9228
9/4/2008                              11730               9006
9/5/2008                              11651               9040
9/6/2008                              11651               9040
9/7/2008                              11651               9040
9/8/2008                              11335               9159
9/9/2008                              12224               8806
9/10/2008                             11900               8927
9/11/2008                             11770               8975
9/12/2008                             11508               9077
9/13/2008                             11508               9077
9/14/2008                             11508               9077
9/15/2008                             12508               8677
9/16/2008                             12007               8862
9/17/2008                             13075               8476
9/18/2008                             11804               8892
9/19/2008                             10821               9269
9/20/2008                             10821               9269
9/21/2008                             10821               9269
9/22/2008                             11830               8838
9/23/2008                             12102               8736
9/24/2008                             12369               8638
9/25/2008                             12099               8735
9/26/2008                             12271               8675
9/27/2008                             12271               8675
9/28/2008                             12271               8675
9/29/2008                             14058               8042
9/30/2008                             12882               8377
10/1/2008                             13185               8281
10/2/2008                             14685               7821
10/3/2008                             15399               7626
10/4/2008                             15399               7626
10/5/2008                             15399               7626
10/6/2008                             16771               7290
10/7/2008                             18621               6896
10/8/2008                             19105               6814
10/9/2008                             21763               6323
10/10/2008                            21622               6337
10/11/2008                            21622               6337
10/12/2008                            21622               6337
10/13/2008                            17004               7000
10/14/2008                            18001               6843
10/15/2008                            21348               6181
10/16/2008                            19718               6422
10/17/2008                            20221               6398
10/18/2008                            20221               6398
10/19/2008                            20221               6398
10/20/2008                            18132               6680
10/21/2008                            19242               6493
10/22/2008                            21383               6112
10/23/2008                            22462               5953
10/24/2008                            23836               5782
10/25/2008                            23836               5782
10/26/2008                            23836               5782
10/27/2008                            26022               5533
10/28/2008                            21205               6010
10/29/2008                            20889               6119
10/30/2008                            18988               6374
10/31/2008                            17890               6556
11/1/2008                             17890               6556
11/2/2008                             17890               6556
11/3/2008                             17891               6556
11/4/2008                             17103               6706
11/5/2008                             18808               6365
11/6/2008                             20546               6074
11/7/2008                             19541               6225
11/8/2008                             19541               6225
11/9/2008                             19541               6225
11/10/2008                            20518               6071
11/11/2008                            21463               5928
11/12/2008                            23770               5608
11/13/2008                            19829               6070
11/14/2008                            22113               5747
11/15/2008                            22113               5747
11/16/2008                            22113               5747
11/17/2008                            22728               5658
11/18/2008                            22839               5643
11/19/2008                            26285               5226
11/20/2008                            30038               4819
11/21/2008                            26476               5101
11/22/2008                            26476               5101
11/23/2008                            26476               5101
11/24/2008                            22628               5483
11/25/2008                            21622               5589
11/26/2008                            19311               5890
11/27/2008                            19311               5890
11/28/2008                            18848               5948
11/29/2008                            18848               5948
11/30/2008                            18848               5948
12/1/2008                             22942               5301
12/2/2008                             20769               5555
12/3/2008                             19855               5694
12/4/2008                             21105               5497
12/5/2008                             19227               5762
12/6/2008                             19227               5762
12/7/2008                             19227               5762
12/8/2008                             17697               5982
12/9/2008                             18587               5827
12/10/2008                            17910               5984
12/11/2008                            19020               5707
12/12/2008                            18257               5874
12/13/2008                            18257               5874
12/14/2008                            18257               5874
12/15/2008                            18890               5722
12/16/2008                            17241               6074
12/17/2008                            17073               6132
12/18/2008                            17402               6019
12/19/2008                            17398               6060
12/20/2008                            17398               6060
12/21/2008                            17398               6060
12/22/2008                            17881               5913
12/23/2008                            18165               5861
12/24/2008                            17990               5885
12/25/2008                            17990               5885
12/26/2008                            17699               5963
12/27/2008                            17699               5963
12/28/2008                            17699               5963
12/29/2008                            17980               5878
12/30/2008                            17181               6078
12/31/2008                            16692               6237
1/1/2009                              16692               6237
1/2/2009                              15831               6389
1/3/2009                              15831               6389
1/4/2009                              15831               6389
1/5/2009                              15770               6379
1/6/2009                              15338               6482
1/7/2009                              16279               6272
1/8/2009                              16094               6321
1/9/2009                              16955               6149
1/10/2009                             16955               6149
1/11/2009                             16955               6149
1/12/2009                             17890               5978
1/13/2009                             17492               6044
1/14/2009                             18880               5804
1/15/2009                             18301               5904
1/16/2009                             17724               5991
1/17/2009                             17724               5991
1/18/2009                             17724               5991
1/19/2009                             17724               5991
1/20/2009                             19817               5632
1/21/2009                             17999               5892
1/22/2009                             18878               5758
1/23/2009                             18484               5814
1/24/2009                             18484               5814
1/25/2009                             18484               5814
1/26/2009                             18252               5848
1/27/2009                             17730               5931
1/28/2009                             16376               6153
1/29/2009                             17492               5941
1/30/2009                             18427               5784
1/31/2009                             18427               5784
2/1/2009                              18427               5784
2/2/2009                              18349               5803
2/3/2009                              18037               5848
2/4/2009                              18088               5837
2/5/2009                              17578               5931
2/6/2009                              16178               6157
2/7/2009                              16178               6157
2/8/2009                              16178               6157
2/9/2009                              16279               6144
2/10/2009                             17658               5867
2/11/2009                             17618               5886
2/12/2009                             17393               5917
2/13/2009                             17722               5871
2/14/2009                             17722               5871
2/15/2009                             17722               5871
2/16/2009                             17722               5871
2/17/2009                             19217               5622
2/18/2009                             19665               5554
2/19/2009                             20278               5467
2/20/2009                             20634               5421
2/21/2009                             20634               5421
2/22/2009                             20634               5421
2/23/2009                             22295               5204
2/24/2009                             20349               5435
2/25/2009                             20855               5360
2/26/2009                             21535               5265
2/27/2009                             21851               5224
2/28/2009                             21851               5224
3/1/2009                              21851               5224
3/2/2009                              24491               4907
3/3/2009                              24830               4875
3/4/2009                              23337               5024
3/5/2009                              25572               4781
3/6/2009                              25932               4747
3/7/2009                              25932               4747
3/8/2009                              25932               4747
3/9/2009                              26382               4707
3/10/2009                             22718               5034
3/11/2009                             22533               5054
3/12/2009                             20398               5292
3/13/2009                             20221               5316
3/14/2009                             20221               5316
3/15/2009                             20221               5316
3/16/2009                             20796               5240
3/17/2009                             19273               5432
3/18/2009                             18054               5602
3/19/2009                             18265               5569
3/20/2009                             19332               5406
3/21/2009                             19332               5406
3/22/2009                             19332               5406
3/23/2009                             16479               5805
3/24/2009                             17309               5661
3/25/2009                             16898               5730
3/26/2009                             15569               5955
3/27/2009                             16332               5810
3/28/2009                             16332               5810
3/29/2009                             16332               5810
3/30/2009                             17469               5608
3/31/2009                             16928               5697
4/1/2009                              16538               5761
4/2/2009                              15129               6007
4/3/2009                              14592               6112
4/4/2009                              14592               6112
4/5/2009                              14592               6112
4/6/2009                              14959               6036
4/7/2009                              15940               5838
4/8/2009                              15456               5926
4/9/2009                              13748               6252
4/10/2009                             13748               6252
4/11/2009                             13748               6252
4/12/2009                             13748               6252
4/13/2009                             13765               6249
4/14/2009                             14483               6085
4/15/2009                             14087               6169
4/16/2009                             13319               6337
4/17/2009                             12994               6414
4/18/2009                             12994               6414
4/19/2009                             12994               6414
4/20/2009                             14392               6066
4/21/2009                             13512               6253
4/22/2009                             13443               6271
4/23/2009                             13533               6248
4/24/2009                             12819               6416
4/25/2009                             12819               6416
4/26/2009                             12819               6416
4/27/2009                             13118               6337
4/28/2009                             12984               6370
4/29/2009                             12257               6550
4/30/2009                             12289               6544
5/1/2009                              12379               6518
5/2/2009                              12379               6518
5/3/2009                              12379               6518
5/4/2009                              11345               6789
5/5/2009                              11524               6734
5/6/2009                              11320               6793
5/7/2009                              11887               6624
5/8/2009                              11091               6848
5/9/2009                              11091               6848
5/10/2009                             11091               6848
5/11/2009                             11598               6691
5/12/2009                             11838               6623
5/13/2009                             12862               6335
5/14/2009                             12451               6440
5/15/2009                             12706               6371
5/16/2009                             12706               6371
5/17/2009                             12706               6371
5/18/2009                             11733               6616
5/19/2009                             11676               6630
5/20/2009                             11830               6589
5/21/2009                             12234               6470
5/22/2009                             12379               6438
5/23/2009                             12379               6438
5/24/2009                             12379               6438
5/25/2009                             12379               6438
5/26/2009                             11436               6682
5/27/2009                             11845               6563
5/28/2009                             11653               6618
5/29/2009                             11274               6723
5/30/2009                             11274               6723
5/31/2009                             11274               6723
6/1/2009                              10446               6969
6/2/2009                              10364               6994
6/3/2009                              10806               6880
6/4/2009                              10400               6975
6/5/2009                              10432               6966
6/6/2009                              10432               6966
6/7/2009                              10432               6966
6/8/2009                              10568               6921
6/9/2009                              10360               6991
6/10/2009                             10457               6955
6/11/2009                             10335               6999
6/12/2009                             10381               6981
6/13/2009                             10381               6981
6/14/2009                             10381               6981
6/15/2009                             10914               6799
6/16/2009                             11278               6687
6/17/2009                             11289               6685
6/18/2009                             11139               6729
6/19/2009                             11051               6759
6/20/2009                             11051               6759
6/21/2009                             11051               6759
6/22/2009                             11847               6512
6/23/2009                             11954               6484
6/24/2009                             11632               6570
6/25/2009                             11051               6733
6/26/2009                             11025               6747
6/27/2009                             11025               6747
6/28/2009                             11025               6747
6/29/2009                             10859               6794
6/30/2009                             10950               6765
7/1/2009                              10716               6837
7/2/2009                              11404               6613
7/3/2009                              11404               6613
7/4/2009                              11404               6613
7/5/2009                              11404               6613
7/6/2009                              11537               6577
7/7/2009                              12070               6430
7/8/2009                              12184               6398
7/9/2009                              12125               6415
7/10/2009                             12158               6404
7/11/2009                             12158               6404
7/12/2009                             12158               6404
7/13/2009                             11564               6561
7/14/2009                             11379               6614
7/15/2009                             10676               6819
7/16/2009                             10371               6915
7/17/2009                             10429               6896
7/18/2009                             10429               6896
7/19/2009                             10429               6896
7/20/2009                             10124               6999
7/21/2009                             10107               7002
7/22/2009                             10017               7033
7/23/2009                              9450               7233
7/24/2009                              9328               7279
7/25/2009                              9328               7279
7/26/2009                              9328               7279
7/27/2009                              9244               7312
7/28/2009                              9278               7299
7/29/2009                              9400               7251
7/30/2009                              9147               7348
7/31/2009                              9128               7356
8/1/2009                               9128               7356
8/2/2009                               9128               7356
8/3/2009                               8751               7507
8/4/2009                               8619               7564
8/5/2009                               8673               7540
8/6/2009                               8810               7481
8/7/2009                               8353               7675
8/8/2009                               8353               7675
8/9/2009                               8353               7675
8/10/2009                              8463               7624
8/11/2009                              8694               7520
8/12/2009                              8461               7621
8/13/2009                              8328               7680
8/14/2009                              8564               7573
8/15/2009                              8564               7573
8/16/2009                              8564               7573
8/17/2009                              9048               7360
8/18/2009                              8810               7457
8/19/2009                              8690               7507
8/20/2009                              8503               7587
8/21/2009                              8174               7734
8/22/2009                              8174               7734
8/23/2009                              8174               7734
8/24/2009                              8240               7702
8/25/2009                              8157               7741
8/26/2009                              8174               7733
8/27/2009                              8113               7762
8/28/2009                              8080               7778
8/29/2009                              8080               7778
8/30/2009                              8080               7778
8/31/2009                              8288               7677
9/1/2009                               8652               7508
9/2/2009                               8741               7470
9/3/2009                               8505               7571
9/4/2009                               8290               7666
9/5/2009                               8290               7666
9/6/2009                               8290               7666
9/7/2009                               8290               7666
9/8/2009                               8071               7765
9/9/2009                               7848               7873
9/10/2009                              7667               7964
9/11/2009                              7646               7974
9/12/2009                              7646               7974
9/13/2009                              7646               7974
9/14/2009                              7475               8063
9/15/2009                              7351               8130
9/16/2009                              7058               8292
9/17/2009                              7145               8240
9/18/2009                              7153               8236
9/19/2009                              7153               8236
9/20/2009                              7153               8236
9/21/2009                              7191               8214
9/22/2009                              7100               8267
9/23/2009                              7300               8148
9/24/2009                              7545               8013
9/25/2009                              7633               7964
9/26/2009                              7633               7964
9/27/2009                              7633               7964
9/28/2009                              7309               8135
9/29/2009                              7260               8164
9/30/2009                              7343               8117
10/1/2009                              7785               7869
10/2/2009                              7938               7794
10/3/2009                              7938               7794
10/4/2009                              7938               7794
10/5/2009                              7597               7958
10/6/2009                              7385               8070
10/7/2009                              7380               8075
10/8/2009                              7170               8191
10/9/2009                              7060               8250
10/10/2009                             7060               8250
10/11/2009                             7060               8250
10/12/2009                             7044               8258
10/13/2009                             7107               8223
10/14/2009                             6848               8373
10/15/2009                             6808               8398
10/16/2009                             6936               8318
10/17/2009                             6936               8318
10/18/2009                             6936               8318
10/19/2009                             6787               8409
10/20/2009                             6909               8331
10/21/2009                             7054               8243
10/22/2009                             6871               8353
10/23/2009                             7050               8242
10/24/2009                             7050               8242
10/25/2009                             7050               8242
10/26/2009                             7201               8151
10/27/2009                             7366               8060
10/28/2009                             7844               7797
10/29/2009                             7496               7972
10/30/2009                             7920               7748
10/31/2009                             7920               7748




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (11/05/2007)
                                                              --------   ---------------
RYDEXSGI INVERSE 2X S&P MIDCAP 400 ETF......................   -55.74%           -11.07%
S&P MIDCAP 400 TOTAL RETURN INDEX...........................    18.18%           -12.04%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

 14


RYDEXSGI 2x RUSSELL 2000 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI 2x Russell 2000 ETF returned -8.36%. Over the same time period, its benchmark, the Russell 2000(R) Total Return Index, returned 6.46%. For the period, RydexSGI 2x Russell 2000 ETF achieved a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Total Return Index. The biggest performance contributors were information technology (30.17%), consumer discretionary (29.51%) and materials (29.76%), while the hard-hit financials sector was by far the biggest detractor (-12.99%) followed by energy (-3.79%) and industrials (-1.35%).

As the global economic crisis worsened, tight credit markets made it difficult for companies to find financing. Consumer spending has been curtailed to a great extent as the American consumer increased savings during the financial crisis. Small-cap stocks underperformed both large-cap and mid-cap stocks during the period. The Russell 2000 Index was up 6.46% whereas the S&P 500(R) Total Return Index was up 9.80% and the S&P MidCap 400(R) Total Return Index was up 18.18% for the year.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                                 RYDEX SGI 2X    RUSSELL 2000
                                 RUSSELL 2000    TOTAL RETURN
                                      ETF            INDEX
                                 ------------    ------------
11/5/2007                            10000           10000
11/6/2007                            10279           10144
11/7/2007                             9617            9818
11/8/2007                             9749            9881
11/9/2007                             9536            9773
11/10/2007                            9536            9773
11/11/2007                            9536            9773
11/12/2007                            9401            9706
11/13/2007                            9945            9986
11/14/2007                            9776            9903
11/15/2007                            9507            9765
11/16/2007                            9452            9739
11/17/2007                            9452            9739
11/18/2007                            9452            9739
11/19/2007                            8979            9497
11/20/2007                            8957            9485
11/21/2007                            8741            9372
11/22/2007                            8741            9372
11/23/2007                            9088            9558
11/24/2007                            9088            9558
11/25/2007                            9088            9558
11/26/2007                            8600            9306
11/27/2007                            8796            9410
11/28/2007                            9431            9750
11/29/2007                            9332            9701
11/30/2007                            9369            9722
12/1/2007                             9369            9722
12/2/2007                             9369            9722
12/3/2007                             9179            9624
12/4/2007                             8985            9524
12/5/2007                             9312            9697
12/6/2007                             9827            9967
12/7/2007                             9791            9949
12/8/2007                             9791            9949
12/9/2007                             9791            9949
12/10/2007                            9931           10021
12/11/2007                            9304            9705
12/12/2007                            9444            9777
12/13/2007                            9387            9749
12/14/2007                            9009            9553
12/15/2007                            9009            9553
12/16/2007                            9009            9553
12/17/2007                            8651            9365
12/18/2007                            9003            9555
12/19/2007                            9051            9582
12/20/2007                            9324            9727
12/21/2007                            9760            9956
12/22/2007                            9760            9956
12/23/2007                            9760            9956
12/24/2007                            9975           10068
12/25/2007                            9975           10068
12/26/2007                           10038           10102
12/27/2007                            9455            9810
12/28/2007                            9413            9789
12/29/2007                            9413            9789
12/30/2007                            9413            9789
12/31/2007                            9270            9716
1/1/2008                              9270            9716
1/2/2008                              8966            9559
1/3/2008                              8761            9451
1/4/2008                              8209            9154
1/5/2008                              8209            9154
1/6/2008                              8209            9154
1/7/2008                              8260            9184
1/8/2008                              7821            8942
1/9/2008                              7984            9034
1/10/2008                             8162            9137
1/11/2008                             7809            8940
1/12/2008                             7809            8940
1/13/2008                             7809            8940
1/14/2008                             7980            9040
1/15/2008                             7643            8849
1/16/2008                             7691            8880
1/17/2008                             7270            8635
1/18/2008                             7113            8542
1/19/2008                             7113            8542
1/20/2008                             7113            8542
1/21/2008                             7113            8542
1/22/2008                             7074            8521
1/23/2008                             7532            8799
1/24/2008                             7516            8790
1/25/2008                             7425            8738
1/26/2008                             7425            8738
1/27/2008                             7425            8738
1/28/2008                             7724            8913
1/29/2008                             7786            8950
1/30/2008                             7570            8827
1/31/2008                             7956            9054
2/1/2008                              8336            9272
2/2/2008                              8336            9272
2/3/2008                              8336            9272
2/4/2008                              8174            9183
2/5/2008                              7682            8906
2/6/2008                              7482            8791
2/7/2008                              7707            8922
2/8/2008                              7619            8873
2/9/2008                              7619            8873
2/10/2008                             7619            8873
2/11/2008                             7637            8884
2/12/2008                             7761            8957
2/13/2008                             8127            9168
2/14/2008                             7753            8957
2/15/2008                             7674            8909
2/16/2008                             7674            8909
2/17/2008                             7674            8909
2/18/2008                             7674            8909
2/19/2008                             7686            8919
2/20/2008                             7853            9017
2/21/2008                             7548            8843
2/22/2008                             7534            8833
2/23/2008                             7534            8833
2/24/2008                             7534            8833
2/25/2008                             7855            9024
2/26/2008                             8004            9111
2/27/2008                             7990            9101
2/28/2008                             7750            8966
2/29/2008                             7323            8718
3/1/2008                              7323            8718
3/2/2008                              7323            8718
3/3/2008                              7280            8693
3/4/2008                              7206            8653
3/5/2008                              7272            8688
3/6/2008                              6820            8423
3/7/2008                              6768            8389
3/8/2008                              6768            8389
3/9/2008                              6768            8389
3/10/2008                             6436            8184
3/11/2008                             7032            8564
3/12/2008                             6901            8484
3/13/2008                             7162            8642
3/14/2008                             6800            8429
3/15/2008                             6800            8429
3/16/2008                             6800            8429
3/17/2008                             6545            8271
3/18/2008                             7182            8672
3/19/2008                             6805            8446
3/20/2008                             7160            8666
3/21/2008                             7160            8666
3/22/2008                             7160            8666
3/23/2008                             7160            8666
3/24/2008                             7581            8919
3/25/2008                             7666            8970
3/26/2008                             7600            8930
3/27/2008                             7395            8810
3/28/2008                             7196            8694
3/29/2008                             7196            8694
3/30/2008                             7196            8694
3/31/2008                             7295            8755
4/1/2008                              7773            9043
4/2/2008                              7814            9065
4/3/2008                              7844            9082
4/4/2008                              7850            9084
4/5/2008                              7850            9084
4/6/2008                              7850            9084
4/7/2008                              7816            9071
4/8/2008                              7807            9062
4/9/2008                              7512            8890
4/10/2008                             7701            9005
4/11/2008                             7289            8761
4/12/2008                             7289            8761
4/13/2008                             7289            8761
4/14/2008                             7244            8734
4/15/2008                             7367            8811
4/16/2008                             7816            9083
4/17/2008                             7701            9014
4/18/2008                             7974            9181
4/19/2008                             7974            9181
4/20/2008                             7974            9181
4/21/2008                             7927            9142
4/22/2008                             7611            8960
4/23/2008                             7702            9016
4/24/2008                             7891            9130
4/25/2008                             7993            9191
4/26/2008                             7993            9191
4/27/2008                             7993            9191
4/28/2008                             8079            9237
4/29/2008                             7942            9156
4/30/2008                             7871            9121
5/1/2008                              8169            9295
5/2/2008                              8088            9244
5/3/2008                              8088            9244
5/4/2008                              8088            9244
5/5/2008                              8052            9226
5/6/2008                              8163            9296
5/7/2008                              7877            9123
5/8/2008                              7942            9166
5/9/2008                              7961            9173
5/10/2008                             7961            9173
5/11/2008                             7961            9173
5/12/2008                             8242            9341
5/13/2008                             8324            9388
5/14/2008                             8308            9379
5/15/2008                             8473            9473
5/16/2008                             8419            9445
5/17/2008                             8419            9445
5/18/2008                             8419            9445
5/19/2008                             8350            9411
5/20/2008                             8297            9375
5/21/2008                             8102            9267
5/22/2008                             8233            9342
5/23/2008                             8036            9229
5/24/2008                             8036            9229
5/25/2008                             8036            9229
5/26/2008                             8036            9229
5/27/2008                             8259            9360
5/28/2008                             8352            9414
5/29/2008                             8512            9505
5/30/2008                             8571            9540
5/31/2008                             8571            9540
6/1/2008                              8571            9540
6/2/2008                              8410            9448
6/3/2008                              8358            9422
6/4/2008                              8470            9483
6/5/2008                              8914            9733
6/6/2008                              8376            9441
6/7/2008                              8376            9441
6/8/2008                              8376            9441
6/9/2008                              8276            9376
6/10/2008                             8201            9343
6/11/2008                             7877            9157
6/12/2008                             7919            9183
6/13/2008                             8222            9359
6/14/2008                             8222            9359
6/15/2008                             8222            9359
6/16/2008                             8378            9450
6/17/2008                             8287            9398
6/18/2008                             8159            9323
6/19/2008                             8316            9414
6/20/2008                             8037            9260
6/21/2008                             8037            9260
6/22/2008                             8037            9260
6/23/2008                             7902            9185
6/24/2008                             7643            9033
6/25/2008                             7827            9140
6/26/2008                             7444            8917
6/27/2008                             7433            8914
6/28/2008                             7433            8914
6/29/2008                             7433            8914
6/30/2008                             7255            8806
7/1/2008                              7291            8831
7/2/2008                              6878            8585
7/3/2008                              6750            8502
7/4/2008                              6750            8502
7/5/2008                              6750            8502
7/6/2008                              6750            8502
7/7/2008                              6596            8406
7/8/2008                              7096            8719
7/9/2008                              6694            8477
7/10/2008                             6835            8562
7/11/2008                             6925            8621
7/12/2008                             6925            8621
7/13/2008                             6925            8621
7/14/2008                             6710            8488
7/15/2008                             6663            8460
7/16/2008                             7159            8772
7/17/2008                             7369            8899
7/18/2008                             7290            8854
7/19/2008                             7290            8854
7/20/2008                             7290            8854
7/21/2008                             7389            8912
7/22/2008                             7794            9157
7/23/2008                             7846            9188
7/24/2008                             7482            8973
7/25/2008                             7648            9075
7/26/2008                             7648            9075
7/27/2008                             7648            9075
7/28/2008                             7341            8893
7/29/2008                             7732            9130
7/30/2008                             7822            9186
7/31/2008                             7721            9132
8/1/2008                              7765            9153
8/2/2008                              7765            9153
8/3/2008                              7765            9153
8/4/2008                              7502            9000
8/5/2008                              7860            9216
8/6/2008                              7968            9278
8/7/2008                              7701            9119
8/8/2008                              8138            9386
8/9/2008                              8138            9386
8/10/2008                             8138            9386
8/11/2008                             8516            9601
8/12/2008                             8376            9523
8/13/2008                             8442            9560
8/14/2008                             8590            9646
8/15/2008                             8568            9633
8/16/2008                             8568            9633
8/17/2008                             8568            9633
8/18/2008                             8301            9488
8/19/2008                             8041            9337
8/20/2008                             8080            9357
8/21/2008                             7932            9276
8/22/2008                             8208            9434
8/23/2008                             8208            9434
8/24/2008                             8208            9434
8/25/2008                             7825            9216
8/26/2008                             7886            9254
8/27/2008                             8094            9376
8/28/2008                             8424            9568
8/29/2008                             8235            9462
8/30/2008                             8235            9462
8/31/2008                             8235            9462
9/1/2008                              8235            9462
9/2/2008                              8220            9449
9/3/2008                              8299            9493
9/4/2008                              7771            9196
9/5/2008                              7769            9199
9/6/2008                              7769            9199
9/7/2008                              7769            9199
9/8/2008                              8081            9379
9/9/2008                              7513            9052
9/10/2008                             7717            9178
9/11/2008                             7772            9204
9/12/2008                             7794            9221
9/13/2008                             7794            9221
9/14/2008                             7794            9221
9/15/2008                             7140            8830
9/16/2008                             7573            9099
9/17/2008                             6826            8660
9/18/2008                             7776            9266
9/19/2008                             8471            9651
9/20/2008                             8471            9651
9/21/2008                             8471            9651
9/22/2008                             7747            9225
9/23/2008                             7527            9081
9/24/2008                             7316            8935
9/25/2008                             7460            9038
9/26/2008                             7466            9030
9/27/2008                             7466            9030
9/28/2008                             7466            9030
9/29/2008                             6409            8428
9/30/2008                             6951            8708
10/1/2008                             6728            8606
10/2/2008                             6022            8172
10/3/2008                             5727            7938
10/4/2008                             5727            7938
10/5/2008                             5727            7938
10/6/2008                             5279            7637
10/7/2008                             4597            7163
10/8/2008                             4369            7005
10/9/2008                             3635            6399
10/10/2008                            3998            6698
10/11/2008                            3998            6698
10/12/2008                            3998            6698
10/13/2008                            4713            7319
10/14/2008                            4441            7111
10/15/2008                            3616            6438
10/16/2008                            4117            6880
10/17/2008                            3914            6752
10/18/2008                            3914            6752
10/19/2008                            3914            6752
10/20/2008                            4246            7014
10/21/2008                            4008            6806
10/22/2008                            3590            6437
10/23/2008                            3380            6282
10/24/2008                            3129            6041
10/25/2008                            3129            6041
10/26/2008                            3129            6041
10/27/2008                            2824            5750
10/28/2008                            3278            6188
10/29/2008                            3344            6297
10/30/2008                            3691            6596
10/31/2008                            4021            6896
11/1/2008                             4021            6896
11/2/2008                             4021            6896
11/3/2008                             4028            6909
11/4/2008                             4132            7005
11/5/2008                             3679            6603
11/6/2008                             3407            6363
11/7/2008                             3545            6491
11/8/2008                             3545            6491
11/9/2008                             3545            6491
11/10/2008                            3368            6329
11/11/2008                            3234            6190
11/12/2008                            2839            5813
11/13/2008                            3325            6307
11/14/2008                            2839            5862
11/15/2008                            2839            5862
11/16/2008                            2839            5862
11/17/2008                            2785            5795
11/18/2008                            2744            5747
11/19/2008                            2309            5296
11/20/2008                            2002            4949
11/21/2008                            2223            5222
11/22/2008                            2223            5222
11/23/2008                            2223            5222
11/24/2008                            2540            5611
11/25/2008                            2625            5693
11/26/2008                            2936            6025
11/27/2008                            2936            6025
11/28/2008                            3086            6081
11/29/2008                            3086            6081
11/30/2008                            3086            6081
12/1/2008                             2276            5360
12/2/2008                             2551            5679
12/3/2008                             2699            5832
12/4/2008                             2523            5650
12/5/2008                             2764            5927
12/6/2008                             2764            5927
12/7/2008                             2764            5927
12/8/2008                             3005            6188
12/9/2008                             2819            5987
12/10/2008                            2946            6125
12/11/2008                            2643            5803
12/12/2008                            2839            6025
12/13/2008                            2839            6025
12/14/2008                            2839            6025
12/15/2008                            2649            5821
12/16/2008                            3005            6212
12/17/2008                            3049            6261
12/18/2008                            2978            6166
12/19/2008                            3042            6257
12/20/2008                            3042            6257
12/21/2008                            3042            6257
12/22/2008                            2913            6113
12/23/2008                            2829            6031
12/24/2008                            2857            6055
12/25/2008                            2857            6055
12/26/2008                            2934            6136
12/27/2008                            2934            6136
12/28/2008                            2934            6136
12/29/2008                            2814            6004
12/30/2008                            3001            6218
12/31/2008                            3182            6433
1/1/2009                              3182            6433
1/2/2009                              3275            6516
1/3/2009                              3275            6516
1/4/2009                              3275            6516
1/5/2009                              3287            6506
1/6/2009                              3400            6630
1/7/2009                              3182            6404
1/8/2009                              3230            6467
1/9/2009                              2973            6201
1/10/2009                             2973            6201
1/11/2009                             2973            6201
1/12/2009                             2809            6040
1/13/2009                             2880            6105
1/14/2009                             2627            5839
1/15/2009                             2724            5961
1/16/2009                             2776            6010
1/17/2009                             2776            6010
1/18/2009                             2776            6010
1/19/2009                             2776            6010
1/20/2009                             2394            5588
1/21/2009                             2647            5886
1/22/2009                             2490            5707
1/23/2009                             2510            5727
1/24/2009                             2510            5727
1/25/2009                             2510            5727
1/26/2009                             2571            5800
1/27/2009                             2635            5871
1/28/2009                             2838            6097
1/29/2009                             2604            5843
1/30/2009                             2495            5718
1/31/2009                             2495            5718
2/1/2009                              2495            5718
2/2/2009                              2557            5796
2/3/2009                              2595            5839
2/4/2009                              2548            5783
2/5/2009                              2619            5868
2/6/2009                              2801            6070
2/7/2009                              2801            6070
2/8/2009                              2801            6070
2/9/2009                              2770            6035
2/10/2009                             2513            5749
2/11/2009                             2537            5779
2/12/2009                             2567            5811
2/13/2009                             2535            5784
2/14/2009                             2535            5784
2/15/2009                             2535            5784
2/16/2009                             2535            5784
2/17/2009                             2320            5534
2/18/2009                             2258            5460
2/19/2009                             2189            5377
2/20/2009                             2128            5303
2/21/2009                             2128            5303
2/22/2009                             2128            5303
2/23/2009                             1958            5092
2/24/2009                             2133            5323
2/25/2009                             2023            5182
2/26/2009                             1940            5074
2/27/2009                             1903            5023
2/28/2009                             1903            5023
3/1/2009                              1903            5023
3/2/2009                              1692            4749
3/3/2009                              1629            4662
3/4/2009                              1719            4796
3/5/2009                              1519            4514
3/6/2009                              1534            4535
3/7/2009                              1534            4535
3/8/2009                              1534            4535
3/9/2009                              1465            4435
3/10/2009                             1675            4751
3/11/2009                             1664            4734
3/12/2009                             1881            5044
3/13/2009                             1911            5083
3/14/2009                             1911            5083
3/15/2009                             1911            5083
3/16/2009                             1845            4996
3/17/2009                             2011            5219
3/18/2009                             2151            5401
3/19/2009                             2106            5345
3/20/2009                             1970            5175
3/21/2009                             1970            5175
3/22/2009                             1970            5175
3/23/2009                             2303            5610
3/24/2009                             2121            5386
3/25/2009                             2225            5517
3/26/2009                             2418            5760
3/27/2009                             2244            5552
3/28/2009                             2244            5552
3/29/2009                             2244            5552
3/30/2009                             2110            5384
3/31/2009                             2174            5471
4/1/2009                              2241            5555
4/2/2009                              2462            5827
4/3/2009                              2528            5904
4/4/2009                              2528            5904
4/5/2009                              2528            5904
4/6/2009                              2436            5793
4/7/2009                              2263            5589
4/8/2009                              2371            5724
4/9/2009                              2648            6062
4/10/2009                             2648            6062
4/11/2009                             2648            6062
4/12/2009                             2648            6062
4/13/2009                             2647            6061
4/14/2009                             2482            5869
4/15/2009                             2566            5972
4/16/2009                             2709            6137
4/17/2009                             2770            6208
4/18/2009                             2770            6208
4/19/2009                             2770            6208
4/20/2009                             2464            5860
4/21/2009                             2652            6087
4/22/2009                             2658            6096
4/23/2009                             2614            6043
4/24/2009                             2745            6200
4/25/2009                             2745            6200
4/26/2009                             2745            6200
4/27/2009                             2645            6081
4/28/2009                             2681            6126
4/29/2009                             2893            6368
4/30/2009                             2844            6317
5/1/2009                              2844            6310
5/2/2009                              2844            6310
5/3/2009                              2844            6310
5/4/2009                              3070            6567
5/5/2009                              3023            6512
5/6/2009                              3052            6545
5/7/2009                              2906            6388
5/8/2009                              3124            6633
5/9/2009                              3124            6633
5/10/2009                             3124            6633
5/11/2009                             3009            6505
5/12/2009                             2928            6418
5/13/2009                             2654            6116
5/14/2009                             2749            6232
5/15/2009                             2698            6169
5/16/2009                             2698            6169
5/17/2009                             2698            6169
5/18/2009                             2909            6415
5/19/2009                             2894            6396
5/20/2009                             2847            6346
5/21/2009                             2756            6241
5/22/2009                             2713            6195
5/23/2009                             2713            6195
5/24/2009                             2713            6195
5/25/2009                             2713            6195
5/26/2009                             2971            6489
5/27/2009                             2850            6354
5/28/2009                             2875            6386
5/29/2009                             2987            6508
5/30/2009                             2987            6508
5/31/2009                             2987            6508
6/1/2009                              3221            6764
6/2/2009                              3290            6833
6/3/2009                              3242            6782
6/4/2009                              3350            6898
6/5/2009                              3336            6882
6/6/2009                              3336            6882
6/7/2009                              3336            6882
6/8/2009                              3265            6810
6/9/2009                              3302            6851
6/10/2009                             3254            6796
6/11/2009                             3281            6829
6/12/2009                             3293            6839
6/13/2009                             3293            6839
6/14/2009                             3293            6839
6/15/2009                             3106            6645
6/16/2009                             3006            6540
6/17/2009                             3046            6583
6/18/2009                             3075            6615
6/19/2009                             3113            6657
6/20/2009                             3113            6657
6/21/2009                             3113            6657
6/22/2009                             2873            6399
6/23/2009                             2837            6360
6/24/2009                             2898            6427
6/25/2009                             3064            6612
6/26/2009                             3102            6667
6/27/2009                             3102            6667
6/28/2009                             3102            6667
6/29/2009                             3082            6633
6/30/2009                             3056            6603
7/1/2009                              3164            6723
7/2/2009                              2927            6460
7/3/2009                              2927            6460
7/4/2009                              2927            6460
7/5/2009                              2927            6460
7/6/2009                              2883            6419
7/7/2009                              2763            6292
7/8/2009                              2716            6233
7/9/2009                              2707            6229
7/10/2009                             2730            6251
7/11/2009                             2730            6251
7/12/2009                             2730            6251
7/13/2009                             2869            6412
7/14/2009                             2906            6453
7/15/2009                             3130            6702
7/16/2009                             3208            6785
7/17/2009                             3174            6749
7/18/2009                             3174            6749
7/19/2009                             3174            6749
7/20/2009                             3267            6849
7/21/2009                             3247            6827
7/22/2009                             3290            6873
7/23/2009                             3503            7096
7/24/2009                             3537            7130
7/25/2009                             3537            7130
7/26/2009                             3537            7130
7/27/2009                             3568            7161
7/28/2009                             3580            7175
7/29/2009                             3537            7130
7/30/2009                             3658            7253
7/31/2009                             3642            7239
8/1/2009                              3642            7239
8/2/2009                              3642            7239
8/3/2009                              3763            7357
8/4/2009                              3829            7422
8/5/2009                              3765            7361
8/6/2009                              3654            7252
8/7/2009                              3845            7445
8/8/2009                              3845            7445
8/9/2009                              3845            7445
8/10/2009                             3841            7438
8/11/2009                             3711            7311
8/12/2009                             3843            7443
8/13/2009                             3887            7483
8/14/2009                             3733            7337
8/15/2009                             3733            7337
8/16/2009                             3733            7337
8/17/2009                             3524            7132
8/18/2009                             3630            7240
8/19/2009                             3700            7309
8/20/2009                             3791            7400
8/21/2009                             3963            7568
8/22/2009                             3963            7568
8/23/2009                             3963            7568
8/24/2009                             3948            7551
8/25/2009                             3989            7590
8/26/2009                             4000            7601
8/27/2009                             3997            7598
8/28/2009                             3943            7548
8/29/2009                             3943            7548
8/30/2009                             3943            7548
8/31/2009                             3836            7447
9/1/2009                              3650            7264
9/2/2009                              3621            7236
9/3/2009                              3707            7323
9/4/2009                              3813            7427
9/5/2009                              3813            7427
9/6/2009                              3813            7427
9/7/2009                              3813            7427
9/8/2009                              3893            7504
9/9/2009                              4027            7635
9/10/2009                             4142            7746
9/11/2009                             4127            7731
9/12/2009                             4127            7731
9/13/2009                             4127            7731
9/14/2009                             4216            7815
9/15/2009                             4285            7879
9/16/2009                             4463            8043
9/17/2009                             4437            8018
9/18/2009                             4471            8049
9/19/2009                             4471            8049
9/20/2009                             4471            8049
9/21/2009                             4446            8024
9/22/2009                             4511            8086
9/23/2009                             4410            7991
9/24/2009                             4240            7840
9/25/2009                             4199            7803
9/26/2009                             4199            7803
9/27/2009                             4199            7803
9/28/2009                             4401            7992
9/29/2009                             4362            7956
9/30/2009                             4267            7876
10/1/2009                             3984            7609
10/2/2009                             3935            7563
10/3/2009                             3935            7563
10/4/2009                             3935            7563
10/5/2009                             4083            7705
10/6/2009                             4233            7847
10/7/2009                             4234            7849
10/8/2009                             4314            7924
10/9/2009                             4416            8017
10/10/2009                            4416            8017
10/11/2009                            4416            8017
10/12/2009                            4404            8003
10/13/2009                            4374            7976
10/14/2009                            4547            8136
10/15/2009                            4539            8129
10/16/2009                            4439            8035
10/17/2009                            4439            8035
10/18/2009                            4439            8035
10/19/2009                            4522            8116
10/20/2009                            4394            7999
10/21/2009                            4275            7892
10/22/2009                            4393            7999
10/23/2009                            4214            7836
10/24/2009                            4214            7836
10/25/2009                            4214            7836
10/26/2009                            4118            7742
10/27/2009                            4022            7655
10/28/2009                            3744            7388
10/29/2009                            3917            7569
10/30/2009                            3686            7342
10/31/2009                            3686            7342




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (11/05/2007)
                                                              --------   ---------------
RYDEXSGI 2X RUSSELL 2000 ETF................................    -8.36%           -39.46%
RUSSELL 2000 TOTAL RETURN INDEX.............................     6.46%           -14.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 15



RYDEXSGI 2x RUSSELL 2000 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES, INC.                                                0.31%
TUPPERWARE BRANDS CORP.                                                    0.29%
PEROT SYSTEMS CORP. -- CLASS A                                             0.27%
SOLERA HOLDINGS, INC.                                                      0.23%
BALLY TECHNOLOGIES, INC.                                                   0.22%
MFA MORTGAGE INVESTMENTS, INC.                                             0.21%
J. CREW GROUP, INC.                                                        0.21%
3COM CORP.                                                                 0.20%
HIGHWOODS PROPERTIES, INC.                                                 0.20%
JACK HENRY & ASSOCIATES, INC.                                              0.20%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   20.00
Information Technology                       18.80
Industrials                                  15.90
Health Care                                  14.00
Consumer Discretionary                       13.89
Energy                                        4.97
Materials                                     4.42
Consumer Staples                              3.49
Utilities                                     3.36
Telecommunication Services                    1.17




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 16


RYDEXSGI INVERSE 2x RUSSELL 2000 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI Inverse 2x Russell 2000 ETF returned -51.17%. Over the same time period, its benchmark, the Russell 2000(R) Total Return Index, returned 6.46%. For the period since its inception, RydexSGI Inverse 2x Russell 2000 ETF achieved a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Total Return Index. The biggest performance contributors were information technology (30.17%), consumer discretionary (29.51%) and materials (29.76%), while the hard-hit financials sector was by far the biggest detractor (-12.99%) followed by energy (-3.79%) and industrials (-1.35%).

As the global economic crisis worsened, tight credit markets made it difficult for companies to find financing. Consumer spending has been significantly curtailed as the American consumer increased savings during the financial crisis. Small-cap stocks underperformed both large-cap and mid-cap stocks during the period. The Russell 2000 Total Return Index was up 6.46% whereas the S&P 500(R) Total Return Index was up 9.80% and the S&P MidCap 400(R) Total Return Index was up 18.18% for the year.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                                RYDEX SGI INVERSE    RUSSELL 2000
                                    2X RUSSELL       TOTAL RETURN
                                     2000 ETF            INDEX
                                -----------------    ------------
11/5/2007                             10000              10000
11/6/2007                              9709              10144
11/7/2007                             10345               9818
11/8/2007                             10209               9881
11/9/2007                             10449               9773
11/10/2007                            10449               9773
11/11/2007                            10449               9773
11/12/2007                            10601               9706
11/13/2007                             9999               9986
11/14/2007                            10163               9903
11/15/2007                            10443               9765
11/16/2007                            10513               9739
11/17/2007                            10513               9739
11/18/2007                            10513               9739
11/19/2007                            11041               9497
11/20/2007                            11071               9485
11/21/2007                            11349               9372
11/22/2007                            11349               9372
11/23/2007                            10899               9558
11/24/2007                            10899               9558
11/25/2007                            10899               9558
11/26/2007                            11488               9306
11/27/2007                            11217               9410
11/28/2007                            10408               9750
11/29/2007                            10521               9701
11/30/2007                            10488               9722
12/1/2007                             10488               9722
12/2/2007                             10488               9722
12/3/2007                             10705               9624
12/4/2007                             10931               9524
12/5/2007                             10533               9697
12/6/2007                              9951               9967
12/7/2007                              9992               9949
12/8/2007                              9992               9949
12/9/2007                              9992               9949
12/10/2007                             9845              10021
12/11/2007                            10483               9705
12/12/2007                            10324               9777
12/13/2007                            10393               9749
12/14/2007                            10815               9553
12/15/2007                            10815               9553
12/16/2007                            10815               9553
12/17/2007                            11240               9365
12/18/2007                            10777               9555
12/19/2007                            10732               9582
12/20/2007                            10408               9727
12/21/2007                             9928               9956
12/22/2007                             9928               9956
12/23/2007                             9928               9956
12/24/2007                             9708              10068
12/25/2007                             9708              10068
12/26/2007                             9652              10102
12/27/2007                            10209               9810
12/28/2007                            10264               9789
12/29/2007                            10264               9789
12/30/2007                            10264               9789
12/31/2007                            10415               9716
1/1/2008                              10415               9716
1/2/2008                              10757               9559
1/3/2008                              11013               9451
1/4/2008                              11702               9154
1/5/2008                              11702               9154
1/6/2008                              11702               9154
1/7/2008                              11628               9184
1/8/2008                              12258               8942
1/9/2008                              11984               9034
1/10/2008                             11727               9137
1/11/2008                             12235               8940
1/12/2008                             12235               8940
1/13/2008                             12235               8940
1/14/2008                             11971               9040
1/15/2008                             12472               8849
1/16/2008                             12413               8880
1/17/2008                             13080               8635
1/18/2008                             13356               8542
1/19/2008                             13356               8542
1/20/2008                             13356               8542
1/21/2008                             13356               8542
1/22/2008                             13450               8521
1/23/2008                             12582               8799
1/24/2008                             12610               8790
1/25/2008                             12771               8738
1/26/2008                             12771               8738
1/27/2008                             12771               8738
1/28/2008                             12255               8913
1/29/2008                             12155               8950
1/30/2008                             12500               8827
1/31/2008                             11864               9054
2/1/2008                              11292               9272
2/2/2008                              11292               9272
2/3/2008                              11292               9272
2/4/2008                              11512               9183
2/5/2008                              12199               8906
2/6/2008                              12528               8791
2/7/2008                              12148               8922
2/8/2008                              12298               8873
2/9/2008                              12298               8873
2/10/2008                             12298               8873
2/11/2008                             12271               8884
2/12/2008                             12072               8957
2/13/2008                             11506               9168
2/14/2008                             12034               8957
2/15/2008                             12155               8909
2/16/2008                             12155               8909
2/17/2008                             12155               8909
2/18/2008                             12155               8909
2/19/2008                             12141               8919
2/20/2008                             11877               9017
2/21/2008                             12347               8843
2/22/2008                             12373               8833
2/23/2008                             12373               8833
2/24/2008                             12373               8833
2/25/2008                             11849               9024
2/26/2008                             11624               9111
2/27/2008                             11648               9101
2/28/2008                             12002               8966
2/29/2008                             12666               8718
3/1/2008                              12666               8718
3/2/2008                              12666               8718
3/3/2008                              12743               8693
3/4/2008                              12874               8653
3/5/2008                              12760               8688
3/6/2008                              13556               8423
3/7/2008                              13664               8389
3/8/2008                              13664               8389
3/9/2008                              13664               8389
3/10/2008                             14327               8184
3/11/2008                             13007               8564
3/12/2008                             13262               8484
3/13/2008                             12764               8642
3/14/2008                             13410               8429
3/15/2008                             13410               8429
3/16/2008                             13410               8429
3/17/2008                             13909               8271
3/18/2008                             12573               8672
3/19/2008                             13234               8446
3/20/2008                             12558               8666
3/21/2008                             12558               8666
3/22/2008                             12558               8666
3/23/2008                             12558               8666
3/24/2008                             11826               8919
3/25/2008                             11694               8970
3/26/2008                             11799               8930
3/27/2008                             12116               8810
3/28/2008                             12441               8694
3/29/2008                             12441               8694
3/30/2008                             12441               8694
3/31/2008                             12270               8755
4/1/2008                              11467               9043
4/2/2008                              11416               9065
4/3/2008                              11375               9082
4/4/2008                              11375               9084
4/5/2008                              11375               9084
4/6/2008                              11375               9084
4/7/2008                              11410               9071
4/8/2008                              11436               9062
4/9/2008                              11871               8890
4/10/2008                             11566               9005
4/11/2008                             12201               8761
4/12/2008                             12201               8761
4/13/2008                             12201               8761
4/14/2008                             12273               8734
4/15/2008                             12063               8811
4/16/2008                             11330               9083
4/17/2008                             11499               9014
4/18/2008                             11088               9181
4/19/2008                             11088               9181
4/20/2008                             11088               9181
4/21/2008                             11168               9142
4/22/2008                             11616               8960
4/23/2008                             11475               9016
4/24/2008                             11191               9130
4/25/2008                             11049               9191
4/26/2008                             11049               9191
4/27/2008                             11049               9191
4/28/2008                             10934               9237
4/29/2008                             11125               9156
4/30/2008                             11217               9121
5/1/2008                              10796               9295
5/2/2008                              10913               9244
5/3/2008                              10913               9244
5/4/2008                              10913               9244
5/5/2008                              10960               9226
5/6/2008                              10803               9296
5/7/2008                              11193               9123
5/8/2008                              11094               9166
5/9/2008                              11080               9173
5/10/2008                             11080               9173
5/11/2008                             11080               9173
5/12/2008                             10682               9341
5/13/2008                             10576               9388
5/14/2008                             10596               9379
5/15/2008                             10386               9473
5/16/2008                             10452               9445
5/17/2008                             10452               9445
5/18/2008                             10452               9445
5/19/2008                             10531               9411
5/20/2008                             10604               9375
5/21/2008                             10853               9267
5/22/2008                             10678               9342
5/23/2008                             10941               9229
5/24/2008                             10941               9229
5/25/2008                             10941               9229
5/26/2008                             10941               9229
5/27/2008                             10636               9360
5/28/2008                             10517               9414
5/29/2008                             10316               9505
5/30/2008                             10249               9540
5/31/2008                             10249               9540
6/1/2008                              10249               9540
6/2/2008                              10440               9448
6/3/2008                              10502               9422
6/4/2008                              10367               9483
6/5/2008                               9819               9733
6/6/2008                              10412               9441
6/7/2008                              10412               9441
6/8/2008                              10412               9441
6/9/2008                              10551               9376
6/10/2008                             10635               9343
6/11/2008                             11055               9157
6/12/2008                             10998               9183
6/13/2008                             10580               9359
6/14/2008                             10580               9359
6/15/2008                             10580               9359
6/16/2008                             10374               9450
6/17/2008                             10488               9398
6/18/2008                             10651               9323
6/19/2008                             10448               9414
6/20/2008                             10798               9260
6/21/2008                             10798               9260
6/22/2008                             10798               9260
6/23/2008                             10977               9185
6/24/2008                             11339               9033
6/25/2008                             11071               9140
6/26/2008                             11613               8917
6/27/2008                             11633               8914
6/28/2008                             11633               8914
6/29/2008                             11633               8914
6/30/2008                             11908               8806
7/1/2008                              11851               8831
7/2/2008                              12522               8585
7/3/2008                              12759               8502
7/4/2008                              12759               8502
7/5/2008                              12759               8502
7/6/2008                              12759               8502
7/7/2008                              13049               8406
7/8/2008                              12089               8719
7/9/2008                              12774               8477
7/10/2008                             12501               8562
7/11/2008                             12341               8621
7/12/2008                             12341               8621
7/13/2008                             12341               8621
7/14/2008                             12724               8488
7/15/2008                             12813               8460
7/16/2008                             11875               8772
7/17/2008                             11528               8899
7/18/2008                             11658               8854
7/19/2008                             11658               8854
7/20/2008                             11658               8854
7/21/2008                             11499               8912
7/22/2008                             10865               9157
7/23/2008                             10799               9188
7/24/2008                             11303               8973
7/25/2008                             11054               9075
7/26/2008                             11054               9075
7/27/2008                             11054               9075
7/28/2008                             11499               8893
7/29/2008                             10887               9130
7/30/2008                             10758               9186
7/31/2008                             10891               9132
8/1/2008                              10838               9153
8/2/2008                              10838               9153
8/3/2008                              10838               9153
8/4/2008                              11205               9000
8/5/2008                              10674               9216
8/6/2008                              10527               9278
8/7/2008                              10886               9119
8/8/2008                              10259               9386
8/9/2008                              10259               9386
8/10/2008                             10259               9386
8/11/2008                              9780               9601
8/12/2008                              9942               9523
8/13/2008                              9864               9560
8/14/2008                              9690               9646
8/15/2008                              9718               9633
8/16/2008                              9718               9633
8/17/2008                              9718               9633
8/18/2008                             10019               9488
8/19/2008                             10341               9337
8/20/2008                             10291               9357
8/21/2008                             10479               9276
8/22/2008                             10121               9434
8/23/2008                             10121               9434
8/24/2008                             10121               9434
8/25/2008                             10589               9216
8/26/2008                             10507               9254
8/27/2008                             10229               9376
8/28/2008                              9814               9568
8/29/2008                             10037               9462
8/30/2008                             10037               9462
8/31/2008                             10037               9462
9/1/2008                              10037               9462
9/2/2008                              10059               9449
9/3/2008                               9965               9493
9/4/2008                              10503               9196
9/5/2008                              10604               9199
9/6/2008                              10604               9199
9/7/2008                              10604               9199
9/8/2008                              10183               9379
9/9/2008                              10903               9052
9/10/2008                             10619               9178
9/11/2008                             10537               9204
9/12/2008                             10508               9221
9/13/2008                             10508               9221
9/14/2008                             10508               9221
9/15/2008                             11384               8830
9/16/2008                             10763               9099
9/17/2008                             11838               8660
9/18/2008                             10224               9266
9/19/2008                              9325               9651
9/20/2008                              9325               9651
9/21/2008                              9325               9651
9/22/2008                             10140               9225
9/23/2008                             10433               9081
9/24/2008                             10725               8935
9/25/2008                             10515               9038
9/26/2008                             10513               9030
9/27/2008                             10513               9030
9/28/2008                             10513               9030
9/29/2008                             11984               8428
9/30/2008                             11012               8708
10/1/2008                             11405               8606
10/2/2008                             12589               8172
10/3/2008                             13185               7938
10/4/2008                             13185               7938
10/5/2008                             13185               7938
10/6/2008                             14209               7637
10/7/2008                             16010               7163
10/8/2008                             16814               7005
10/9/2008                             19520               6399
10/10/2008                            17552               6698
10/11/2008                            17552               6698
10/12/2008                            17552               6698
10/13/2008                            14385               7319
10/14/2008                            15347               7111
10/15/2008                            18162               6438
10/16/2008                            15664               6880
10/17/2008                            16555               6752
10/18/2008                            16555               6752
10/19/2008                            16555               6752
10/20/2008                            15128               7014
10/21/2008                            16013               6806
10/22/2008                            17648               6437
10/23/2008                            18696               6282
10/24/2008                            20045               6041
10/25/2008                            20045               6041
10/26/2008                            20045               6041
10/27/2008                            21994               5750
10/28/2008                            18454               6188
10/29/2008                            18338               6297
10/30/2008                            16414               6596
10/31/2008                            14879               6896
11/1/2008                             14879               6896
11/2/2008                             14879               6896
11/3/2008                             14856               6909
11/4/2008                             14466               7005
11/5/2008                             16036               6603
11/6/2008                             17256               6363
11/7/2008                             16559               6491
11/8/2008                             16559               6491
11/9/2008                             16559               6491
11/10/2008                            17426               6329
11/11/2008                            18075               6190
11/12/2008                            20273               5813
11/13/2008                            16823               6307
11/14/2008                            19504               5862
11/15/2008                            19504               5862
11/16/2008                            19504               5862
11/17/2008                            19824               5795
11/18/2008                            20097               5747
11/19/2008                            23360               5296
11/20/2008                            26494               4949
11/21/2008                            23631               5222
11/22/2008                            23631               5222
11/23/2008                            23631               5222
11/24/2008                            20354               5611
11/25/2008                            19626               5693
11/26/2008                            17249               6025
11/27/2008                            17249               6025
11/28/2008                            16257               6081
11/29/2008                            16257               6081
11/30/2008                            16257               6081
12/1/2008                             20734               5360
12/2/2008                             18508               5679
12/3/2008                             17379               5832
12/4/2008                             18575               5650
12/5/2008                             16828               5927
12/6/2008                             16828               5927
12/7/2008                             16828               5927
12/8/2008                             15366               6188
12/9/2008                             16315               5987
12/10/2008                            15666               6125
12/11/2008                            17061               5803
12/12/2008                            15956               6025
12/13/2008                            15956               6025
12/14/2008                            15956               6025
12/15/2008                            16876               5821
12/16/2008                            14849               6212
12/17/2008                            14671               6261
12/18/2008                            14917               6166
12/19/2008                            14685               6257
12/20/2008                            14685               6257
12/21/2008                            14685               6257
12/22/2008                            15210               6113
12/23/2008                            15603               6031
12/24/2008                            15456               6055
12/25/2008                            15456               6055
12/26/2008                            15085               6136
12/27/2008                            15085               6136
12/28/2008                            15085               6136
12/29/2008                            15607               6004
12/30/2008                            14713               6218
12/31/2008                            14014               6433
1/1/2009                              14014               6433
1/2/2009                              13569               6516
1/3/2009                              13569               6516
1/4/2009                              13569               6516
1/5/2009                              13438               6506
1/6/2009                              13010               6630
1/7/2009                              13788               6404
1/8/2009                              13617               6467
1/9/2009                              14661               6201
1/10/2009                             14661               6201
1/11/2009                             14661               6201
1/12/2009                             15500               6040
1/13/2009                             15095               6105
1/14/2009                             16436               5839
1/15/2009                             15891               5961
1/16/2009                             15559               6010
1/17/2009                             15559               6010
1/18/2009                             15559               6010
1/19/2009                             15559               6010
1/20/2009                             17692               5588
1/21/2009                             15919               5886
1/22/2009                             16852               5707
1/23/2009                             16669               5727
1/24/2009                             16669               5727
1/25/2009                             16669               5727
1/26/2009                             16294               5800
1/27/2009                             15888               5871
1/28/2009                             14658               6097
1/29/2009                             15850               5843
1/30/2009                             16462               5718
1/31/2009                             16462               5718
2/1/2009                              16462               5718
2/2/2009                              16147               5796
2/3/2009                              15908               5839
2/4/2009                              16158               5783
2/5/2009                              15790               5868
2/6/2009                              14677               6070
2/7/2009                              14677               6070
2/8/2009                              14677               6070
2/9/2009                              14793               6035
2/10/2009                             16137               5749
2/11/2009                             16010               5779
2/12/2009                             15812               5811
2/13/2009                             16059               5784
2/14/2009                             16059               5784
2/15/2009                             16059               5784
2/16/2009                             16059               5784
2/17/2009                             17348               5534
2/18/2009                             17808               5460
2/19/2009                             18334               5377
2/20/2009                             18827               5303
2/21/2009                             18827               5303
2/22/2009                             18827               5303
2/23/2009                             20323               5092
2/24/2009                             18598               5323
2/25/2009                             19486               5182
2/26/2009                             20234               5074
2/27/2009                             20620               5023
2/28/2009                             20620               5023
3/1/2009                              20620               5023
3/2/2009                              22812               4749
3/3/2009                              23658               4662
3/4/2009                              22353               4796
3/5/2009                              24937               4514
3/6/2009                              24700               4535
3/7/2009                              24700               4535
3/8/2009                              24700               4535
3/9/2009                              25803               4435
3/10/2009                             22160               4751
3/11/2009                             22284               4734
3/12/2009                             19406               5044
3/13/2009                             19078               5083
3/14/2009                             19078               5083
3/15/2009                             19078               5083
3/16/2009                             19744               4996
3/17/2009                             17960               5219
3/18/2009                             16715               5401
3/19/2009                             17062               5345
3/20/2009                             18150               5175
3/21/2009                             18150               5175
3/22/2009                             18150               5175
3/23/2009                             15090               5610
3/24/2009                             16274               5386
3/25/2009                             15497               5517
3/26/2009                             14140               5760
3/27/2009                             15167               5552
3/28/2009                             15167               5552
3/29/2009                             15167               5552
3/30/2009                             16089               5384
3/31/2009                             15611               5471
4/1/2009                              15117               5555
4/2/2009                              13627               5827
4/3/2009                              13255               5904
4/4/2009                              13255               5904
4/5/2009                              13255               5904
4/6/2009                              13744               5793
4/7/2009                              14719               5589
4/8/2009                              14018               5724
4/9/2009                              12372               6062
4/10/2009                             12372               6062
4/11/2009                             12372               6062
4/12/2009                             12372               6062
4/13/2009                             12375               6061
4/14/2009                             13149               5869
4/15/2009                             12703               5972
4/16/2009                             11992               6137
4/17/2009                             11719               6208
4/18/2009                             11719               6208
4/19/2009                             11719               6208
4/20/2009                             13006               5860
4/21/2009                             12013               6087
4/22/2009                             11989               6096
4/23/2009                             12184               6043
4/24/2009                             11568               6200
4/25/2009                             11568               6200
4/26/2009                             11568               6200
4/27/2009                             11987               6081
4/28/2009                             11823               6126
4/29/2009                             10895               6368
4/30/2009                             11075               6317
5/1/2009                              11077               6310
5/2/2009                              11077               6310
5/3/2009                              11077               6310
5/4/2009                              10194               6567
5/5/2009                              10353               6512
5/6/2009                              10248               6545
5/7/2009                              10739               6388
5/8/2009                               9932               6633
5/9/2009                               9932               6633
5/10/2009                              9932               6633
5/11/2009                             10306               6505
5/12/2009                             10582               6418
5/13/2009                             11573               6116
5/14/2009                             11149               6232
5/15/2009                             11359               6169
5/16/2009                             11359               6169
5/17/2009                             11359               6169
5/18/2009                             10466               6415
5/19/2009                             10521               6396
5/20/2009                             10691               6346
5/21/2009                             11030               6241
5/22/2009                             11207               6195
5/23/2009                             11207               6195
5/24/2009                             11207               6195
5/25/2009                             11207               6195
5/26/2009                             10146               6489
5/27/2009                             10568               6354
5/28/2009                             10472               6386
5/29/2009                             10061               6508
5/30/2009                             10061               6508
5/31/2009                             10061               6508
6/1/2009                               9271               6764
6/2/2009                               9078               6833
6/3/2009                               9210               6782
6/4/2009                               8898               6898
6/5/2009                               8937               6882
6/6/2009                               8937               6882
6/7/2009                               8937               6882
6/8/2009                               9125               6810
6/9/2009                               9018               6851
6/10/2009                              9155               6796
6/11/2009                              9072               6829
6/12/2009                              9042               6839
6/13/2009                              9042               6839
6/14/2009                              9042               6839
6/15/2009                              9557               6645
6/16/2009                              9862               6540
6/17/2009                              9733               6583
6/18/2009                              9640               6615
6/19/2009                              9518               6657
6/20/2009                              9518               6657
6/21/2009                              9518               6657
6/22/2009                             10249               6399
6/23/2009                             10377               6360
6/24/2009                             10157               6427
6/25/2009                              9571               6612
6/26/2009                              9435               6667
6/27/2009                              9435               6667
6/28/2009                              9435               6667
6/29/2009                              9513               6633
6/30/2009                              9598               6603
7/1/2009                               9252               6723
7/2/2009                               9967               6460
7/3/2009                               9967               6460
7/4/2009                               9967               6460
7/5/2009                               9967               6460
7/6/2009                              10097               6419
7/7/2009                              10501               6292
7/8/2009                              10694               6233
7/9/2009                              10713               6229
7/10/2009                             10633               6251
7/11/2009                             10633               6251
7/12/2009                             10633               6251
7/13/2009                             10088               6412
7/14/2009                              9956               6453
7/15/2009                              9188               6702
7/16/2009                              8959               6785
7/17/2009                              9053               6749
7/18/2009                              9053               6749
7/19/2009                              9053               6749
7/20/2009                              8785               6849
7/21/2009                              8838               6827
7/22/2009                              8719               6873
7/23/2009                              8150               7096
7/24/2009                              8070               7130
7/25/2009                              8070               7130
7/26/2009                              8070               7130
7/27/2009                              7998               7161
7/28/2009                              7968               7175
7/29/2009                              8065               7130
7/30/2009                              7789               7253
7/31/2009                              7822               7239
8/1/2009                               7822               7239
8/2/2009                               7822               7239
8/3/2009                               7563               7357
8/4/2009                               7428               7422
8/5/2009                               7552               7361
8/6/2009                               7773               7252
8/7/2009                               7364               7445
8/8/2009                               7364               7445
8/9/2009                               7364               7445
8/10/2009                              7373               7438
8/11/2009                              7624               7311
8/12/2009                              7354               7443
8/13/2009                              7269               7483
8/14/2009                              7560               7337
8/15/2009                              7560               7337
8/16/2009                              7560               7337
8/17/2009                              7981               7132
8/18/2009                              7742               7240
8/19/2009                              7591               7309
8/20/2009                              7403               7400
8/21/2009                              7067               7568
8/22/2009                              7067               7568
8/23/2009                              7067               7568
8/24/2009                              7095               7551
8/25/2009                              7023               7590
8/26/2009                              7003               7601
8/27/2009                              7007               7598
8/28/2009                              7100               7548
8/29/2009                              7100               7548
8/30/2009                              7100               7548
8/31/2009                              7291               7447
9/1/2009                               7648               7264
9/2/2009                               7709               7236
9/3/2009                               7524               7323
9/4/2009                               7309               7427
9/5/2009                               7309               7427
9/6/2009                               7309               7427
9/7/2009                               7309               7427
9/8/2009                               7155               7504
9/9/2009                               6907               7635
9/10/2009                              6706               7746
9/11/2009                              6731               7731
9/12/2009                              6731               7731
9/13/2009                              6731               7731
9/14/2009                              6583               7815
9/15/2009                              6477               7879
9/16/2009                              6206               8043
9/17/2009                              6244               8018
9/18/2009                              6192               8049
9/19/2009                              6192               8049
9/20/2009                              6192               8049
9/21/2009                              6230               8024
9/22/2009                              6137               8086
9/23/2009                              6276               7991
9/24/2009                              6516               7840
9/25/2009                              6579               7803
9/26/2009                              6579               7803
9/27/2009                              6579               7803
9/28/2009                              6261               7992
9/29/2009                              6316               7956
9/30/2009                              6451               7876
10/1/2009                              6880               7609
10/2/2009                              6965               7563
10/3/2009                              6965               7563
10/4/2009                              6965               7563
10/5/2009                              6704               7705
10/6/2009                              6456               7847
10/7/2009                              6453               7849
10/8/2009                              6331               7924
10/9/2009                              6181               8017
10/10/2009                             6181               8017
10/11/2009                             6181               8017
10/12/2009                             6197               8003
10/13/2009                             6239               7976
10/14/2009                             5991               8136
10/15/2009                             6001               8129
10/16/2009                             6134               8035
10/17/2009                             6134               8035
10/18/2009                             6134               8035
10/19/2009                             6018               8116
10/20/2009                             6188               7999
10/21/2009                             6354               7892
10/22/2009                             6180               7999
10/23/2009                             6433               7836
10/24/2009                             6433               7836
10/25/2009                             6433               7836
10/26/2009                             6577               7742
10/27/2009                             6731               7655
10/28/2009                             7194               7388
10/29/2009                             6866               7569
10/30/2009                             7265               7342
10/31/2009                             7265               7342




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (11/05/2007)
                                                              --------   ---------------
RYDEXSGI INVERSE 2X RUSSELL 2000 ETF........................   -51.17%           -14.84%
RUSSELL 2000 TOTAL RETURN INDEX.............................     6.46%           -14.39%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 17



RYDEXSGI 2x S&P SELECT SECTOR ENERGY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

During the one-year period ended October 31, 2009, RydexSGI 2X S&P Select Sector Energy ETF returned -3.21% versus its benchmark, the Select Sector Energy Index, which returned 13.90%. RydexSGI 2x S&P Select Sector Energy ETF achieved a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Select Sector Energy Index.

Energy stocks suffered in line with the rest of the market but managed to slightly outperform the S&P 500(R) Total Return Index, which was up 9.80% for the period. The strengthening economy helped increase energy commodity prices. Crude oil prices steadily climbed back to over $75 a barrel at the end of the period from lows just above $30 in December 2008.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                            RYDEX SGI 2X
                             S&P SELECT        S&P 500
                           SECTOR ENERGY    TOTAL RETURN    ENERGY SELECT
                                ETF             INDEX        SECTOR INDEX
                           -------------    ------------    -------------
6/10/2008                      10000            10000           10000
6/11/2008                      10168             9833           10084
6/12/2008                       9808             9866            9905
6/13/2008                      10020            10015           10011
6/14/2008                      10020            10015           10011
6/15/2008                      10020            10015           10011
6/16/2008                      10091            10016           10047
6/17/2008                      10468             9948           10235
6/18/2008                      10481             9851           10243
6/19/2008                      10019             9891           10016
6/20/2008                       9881             9708            9949
6/21/2008                       9881             9708            9949
6/22/2008                       9881             9708            9949
6/23/2008                      10648             9708           10334
6/24/2008                      10280             9681           10156
6/25/2008                      10145             9738           10090
6/26/2008                       9937             9455            9988
6/27/2008                      10137             9420           10088
6/28/2008                      10137             9420           10088
6/29/2008                      10137             9420           10088
6/30/2008                      10477             9432           10258
7/1/2008                       10607             9470           10322
7/2/2008                        9859             9298            9956
7/3/2008                        9703             9309            9880
7/4/2008                        9703             9309            9880
7/5/2008                        9703             9309            9880
7/6/2008                        9703             9309            9880
7/7/2008                        9224             9231            9637
7/8/2008                        8929             9392            9484
7/9/2008                        8516             9179            9265
7/10/2008                       9004             9243            9529
7/11/2008                       8900             9141            9475
7/12/2008                       8900             9141            9475
7/13/2008                       8900             9141            9475
7/14/2008                       9047             9059            9554
7/15/2008                       8267             8960            9143
7/16/2008                       7900             9186            8944
7/17/2008                       7584             9297            8767
7/18/2008                       7804             9299            8896
7/19/2008                       7804             9299            8896
7/20/2008                       7804             9299            8896
7/21/2008                       8287             9295            9173
7/22/2008                       7852             9420            8933
7/23/2008                       7193             9459            8559
7/24/2008                       7108             9240            8508
7/25/2008                       7256             9279            8599
7/26/2008                       7256             9279            8599
7/27/2008                       7256             9279            8599
7/28/2008                       7211             9106            8572
7/29/2008                       7073             9320            8487
7/30/2008                       7901             9476            8987
7/31/2008                       7360             9353            8677
8/1/2008                        7313             9301            8651
8/2/2008                        7313             9301            8651
8/3/2008                        7313             9301            8651
8/4/2008                        6560             9217            8208
8/5/2008                        6665             9483            8274
8/6/2008                        6968             9519            8464
8/7/2008                        6755             9349            8334
8/8/2008                        6628             9573            8258
8/9/2008                        6628             9573            8258
8/10/2008                       6628             9573            8258
8/11/2008                       6588             9642            8226
8/12/2008                       6527             9526            8188
8/13/2008                       7009             9501            8489
8/14/2008                       6824             9554            8376
8/15/2008                       6567             9594            8213
8/16/2008                       6567             9594            8213
8/17/2008                       6567             9594            8213
8/18/2008                       6407             9450            8112
8/19/2008                       6791             9363            8355
8/20/2008                       7219             9421            8617
8/21/2008                       7548             9446            8814
8/22/2008                       7271             9554            8653
8/23/2008                       7271             9554            8653
8/24/2008                       7271             9554            8653
8/25/2008                       7069             9366            8533
8/26/2008                       7329             9401            8692
8/27/2008                       7529             9478            8810
8/28/2008                       7372             9620            8717
8/29/2008                       7185             9488            8607
8/30/2008                       7185             9488            8607
8/31/2008                       7185             9488            8607
9/1/2008                        7185             9488            8607
9/2/2008                        6469             9450            8181
9/3/2008                        6385             9435            8129
9/4/2008                        6128             9153            7964
9/5/2008                        6083             9194            7936
9/6/2008                        6083             9194            7936
9/7/2008                        6083             9194            7936
9/8/2008                        5963             9384            7856
9/9/2008                        5149             9064            7319
9/10/2008                       5537             9120            7593
9/11/2008                       5717             9249            7717
9/12/2008                       6056             9269            7946
9/13/2008                       6056             9269            7946
9/14/2008                       6056             9269            7946
9/15/2008                       5167             8832            7364
9/16/2008                       5559             8987            7641
9/17/2008                       5281             8563            7451
9/18/2008                       5604             8937            7673
9/19/2008                       6423             9297            8234
9/20/2008                       6423             9297            8234
9/21/2008                       6423             9297            8234
9/22/2008                       6273             8942            8140
9/23/2008                       5877             8802            7885
9/24/2008                       5875             8785            7884
9/25/2008                       6133             8958            8058
9/26/2008                       5870             8988            7885
9/27/2008                       5870             8988            7885
9/28/2008                       5870             8988            7885
9/29/2008                       4505             8198            6986
9/30/2008                       5055             8643            7407
10/1/2008                       4824             8605            7238
10/2/2008                       4125             8259            6728
10/3/2008                       4097             8148            6707
10/4/2008                       4097             8148            6707
10/5/2008                       4097             8148            6707
10/6/2008                       3750             7834            6425
10/7/2008                       3273             7385            6022
10/8/2008                       3336             7305            6078
10/9/2008                       2555             6749            5380
10/10/2008                      2127             6670            4936
10/11/2008                      2127             6670            4936
10/12/2008                      2127             6670            4936
10/13/2008                      2945             7442            5883
10/14/2008                      2943             7403            5883
10/15/2008                      2010             6735            4948
10/16/2008                      2308             7021            5314
10/17/2008                      2316             6978            5325
10/18/2008                      2316             6978            5325
10/19/2008                      2316             6978            5325
10/20/2008                      2852             7310            5929
10/21/2008                      2615             7085            5682
10/22/2008                      2048             6654            5067
10/23/2008                      2290             6739            5374
10/24/2008                      2104             6506            5153
10/25/2008                      2104             6506            5153
10/26/2008                      2104             6506            5153
10/27/2008                      1844             6300            4844
10/28/2008                      2273             6979            5405
10/29/2008                      2408             6903            5562
10/30/2008                      2652             7082            5840
10/31/2008                      2706             7191            5902
11/1/2008                       2706             7191            5902
11/2/2008                       2706             7191            5902
11/3/2008                       2573             7173            5755
11/4/2008                       2934             7466            6157
11/5/2008                       2666             7077            5878
11/6/2008                       2329             6723            5501
11/7/2008                       2548             6920            5755
11/8/2008                       2548             6920            5755
11/9/2008                       2548             6920            5755
11/10/2008                      2582             6833            5794
11/11/2008                      2403             6682            5591
11/12/2008                      2037             6338            5163
11/13/2008                      2500             6778            5748
11/14/2008                      2294             6496            5503
11/15/2008                      2294             6496            5503
11/16/2008                      2294             6496            5503
11/17/2008                      2210             6329            5403
11/18/2008                      2345             6393            5566
11/19/2008                      2087             6002            5257
11/20/2008                      1569             5600            4611
11/21/2008                      1949             5955            5163
11/22/2008                      1949             5955            5163
11/23/2008                      1949             5955            5163
11/24/2008                      2217             6341            5517
11/25/2008                      2258             6383            5568
11/26/2008                      2542             6611            5919
11/27/2008                      2542             6611            5919
11/28/2008                      2453             6675            5815
11/29/2008                      2453             6675            5815
11/30/2008                      2453             6675            5815
12/1/2008                       1922             6080            5177
12/2/2008                       2057             6323            5359
12/3/2008                       2060             6490            5363
12/4/2008                       1776             6300            4987
12/5/2008                       1827             6530            5062
12/6/2008                       1827             6530            5062
12/7/2008                       1827             6530            5062
12/8/2008                       2055             6782            5374
12/9/2008                       2048             6625            5366
12/10/2008                      2269             6705            5653
12/11/2008                      2245             6515            5623
12/12/2008                      2191             6561            5557
12/13/2008                      2191             6561            5557
12/14/2008                      2191             6561            5557
12/15/2008                      2178             6478            5540
12/16/2008                      2336             6811            5740
12/17/2008                      2278             6746            5668
12/18/2008                      2006             6603            5330
12/19/2008                      2010             6623            5339
12/20/2008                      2010             6623            5339
12/21/2008                      2010             6623            5339
12/22/2008                      1897             6502            5186
12/23/2008                      1883             6440            5167
12/24/2008                      1887             6481            5174
12/25/2008                      1887             6481            5174
12/26/2008                      1953             6515            5263
12/27/2008                      1953             6515            5263
12/28/2008                      1953             6515            5263
12/29/2008                      2034             6492            5374
12/30/2008                      2112             6652            5477
12/31/2008                      2164             6746            5544
1/1/2009                        2164             6746            5544
1/2/2009                        2384             6961            5828
1/3/2009                        2384             6961            5828
1/4/2009                        2384             6961            5828
1/5/2009                        2480             6928            5944
1/6/2009                        2540             6982            6018
1/7/2009                        2339             6777            5759
1/8/2009                        2399             6800            5835
1/9/2009                        2237             6655            5637
1/10/2009                       2237             6655            5637
1/11/2009                       2237             6655            5637
1/12/2009                       2070             6505            5429
1/13/2009                       2164             6517            5553
1/14/2009                       1963             6300            5295
1/15/2009                       1998             6308            5343
1/16/2009                       2037             6356            5395
1/17/2009                       2037             6356            5395
1/18/2009                       2037             6356            5395
1/19/2009                       2037             6356            5395
1/20/2009                       1823             6020            5114
1/21/2009                       2065             6284            5451
1/22/2009                       1954             6188            5302
1/23/2009                       2073             6222            5463
1/24/2009                       2073             6222            5463
1/25/2009                       2073             6222            5463
1/26/2009                       2148             6256            5562
1/27/2009                       2155             6325            5571
1/28/2009                       2280             6538            5732
1/29/2009                       2101             6322            5508
1/30/2009                       2035             6178            5421
1/31/2009                       2035             6178            5421
2/1/2009                        2035             6178            5421
2/2/2009                        1979             6174            5347
2/3/2009                        2057             6272            5452
2/4/2009                        2082             6230            5486
2/5/2009                        2192             6332            5631
2/6/2009                        2278             6505            5735
2/7/2009                        2278             6505            5735
2/8/2009                        2278             6505            5735
2/9/2009                        2300             6515            5760
2/10/2009                       2076             6195            5479
2/11/2009                       2030             6247            5418
2/12/2009                       2038             6259            5420
2/13/2009                       2043             6198            5426
2/14/2009                       2043             6198            5426
2/15/2009                       2043             6198            5426
2/16/2009                       2043             6198            5426
2/17/2009                       1755             5916            5047
2/18/2009                       1732             5912            5015
2/19/2009                       1740             5845            5023
2/20/2009                       1642             5779            4881
2/21/2009                       1642             5779            4881
2/22/2009                       1642             5779            4881
2/23/2009                       1492             5579            4659
2/24/2009                       1641             5803            4889
2/25/2009                       1618             5742            4856
2/26/2009                       1624             5653            4864
2/27/2009                       1539             5520            4739
2/28/2009                       1539             5520            4739
3/1/2009                        1539             5520            4739
3/2/2009                        1307             5263            4390
3/3/2009                        1326             5229            4421
3/4/2009                        1452             5355            4632
3/5/2009                        1318             5128            4419
3/6/2009                        1343             5135            4460
3/7/2009                        1343             5135            4460
3/8/2009                        1343             5135            4460
3/9/2009                        1354             5084            4479
3/10/2009                       1503             5408            4725
3/11/2009                       1477             5423            4684
3/12/2009                       1570             5645            4831
3/13/2009                       1540             5689            4786
3/14/2009                       1540             5689            4786
3/15/2009                       1540             5689            4786
3/16/2009                       1578             5669            4845
3/17/2009                       1691             5852            5017
3/18/2009                       1725             5974            5068
3/19/2009                       1805             5896            5185
3/20/2009                       1667             5780            4987
3/21/2009                       1667             5780            4987
3/22/2009                       1667             5780            4987
3/23/2009                       1941             6190            5392
3/24/2009                       1847             6064            5262
3/25/2009                       1857             6122            5277
3/26/2009                       1888             6265            5321
3/27/2009                       1770             6139            5154
3/28/2009                       1770             6139            5154
3/29/2009                       1770             6139            5154
3/30/2009                       1636             5926            4958
3/31/2009                       1620             6003            4934
4/1/2009                        1686             6104            5035
4/2/2009                        1821             6280            5234
4/3/2009                        1888             6341            5332
4/4/2009                        1888             6341            5332
4/5/2009                        1888             6341            5332
4/6/2009                        1817             6288            5230
4/7/2009                        1709             6142            5075
4/8/2009                        1756             6215            5144
4/9/2009                        1849             6451            5282
4/10/2009                       1849             6451            5282
4/11/2009                       1849             6451            5282
4/12/2009                       1849             6451            5282
4/13/2009                       1815             6468            5233
4/14/2009                       1799             6339            5209
4/15/2009                       1802             6418            5215
4/16/2009                       1825             6518            5247
4/17/2009                       1860             6551            5298
4/18/2009                       1860             6551            5298
4/19/2009                       1860             6551            5298
4/20/2009                       1671             6271            5030
4/21/2009                       1753             6404            5153
4/22/2009                       1714             6356            5097
4/23/2009                       1779             6419            5192
4/24/2009                       1884             6527            5347
4/25/2009                       1884             6527            5347
4/26/2009                       1884             6527            5347
4/27/2009                       1804             6461            5234
4/28/2009                       1814             6444            5248
4/29/2009                       1926             6584            5408
4/30/2009                       1848             6578            5298
5/1/2009                        1977             6614            5483
5/2/2009                        1977             6614            5483
5/3/2009                        1977             6614            5483
5/4/2009                        2129             6838            5694
5/5/2009                        2067             6812            5612
5/6/2009                        2237             6933            5841
5/7/2009                        2172             6842            5757
5/8/2009                        2369             7007            6018
5/9/2009                        2369             7007            6018
5/10/2009                       2369             7007            6018
5/11/2009                       2210             6859            5810
5/12/2009                       2243             6852            5854
5/13/2009                       2089             6671            5652
5/14/2009                       2110             6741            5681
5/15/2009                       2009             6665            5538
5/16/2009                       2009             6665            5538
5/17/2009                       2009             6665            5538
5/18/2009                       2153             6868            5736
5/19/2009                       2175             6857            5765
5/20/2009                       2187             6823            5781
5/21/2009                       2051             6710            5598
5/22/2009                       2059             6701            5609
5/23/2009                       2059             6701            5609
5/24/2009                       2059             6701            5609
5/25/2009                       2059             6701            5609
5/26/2009                       2153             6877            5737
5/27/2009                       2105             6748            5671
5/28/2009                       2247             6853            5864
5/29/2009                       2312             6946            5947
5/30/2009                       2312             6946            5947
5/31/2009                       2312             6946            5947
6/1/2009                        2502             7125            6193
6/2/2009                        2484             7140            6170
6/3/2009                        2270             7043            5921
6/4/2009                        2386             7125            6057
6/5/2009                        2348             7108            6009
6/6/2009                        2348             7108            6009
6/7/2009                        2348             7108            6009
6/8/2009                        2344             7102            6002
6/9/2009                        2396             7127            6067
6/10/2009                       2431             7103            6111
6/11/2009                       2529             7148            6234
6/12/2009                       2471             7158            6163
6/13/2009                       2471             7158            6163
6/14/2009                       2471             7158            6163
6/15/2009                       2342             6988            6001
6/16/2009                       2242             6899            5874
6/17/2009                       2165             6890            5774
6/18/2009                       2155             6949            5761
6/19/2009                       2114             6970            5705
6/20/2009                       2114             6970            5705
6/21/2009                       2114             6970            5705
6/22/2009                       1896             6758            5412
6/23/2009                       1928             6774            5459
6/24/2009                       1935             6818            5467
6/25/2009                       2026             6964            5597
6/26/2009                       1991             6956            5548
6/27/2009                       1991             6956            5548
6/28/2009                       1991             6956            5548
6/29/2009                       2033             7019            5607
6/30/2009                       2003             6960            5567
7/1/2009                        2009             6991            5573
7/2/2009                        1853             6787            5360
7/3/2009                        1853             6787            5360
7/4/2009                        1853             6787            5360
7/5/2009                        1853             6787            5360
7/6/2009                        1805             6805            5289
7/7/2009                        1713             6671            5155
7/8/2009                        1713             6664            5155
7/9/2009                        1762             6687            5227
7/10/2009                       1724             6660            5172
7/11/2009                       1724             6660            5172
7/12/2009                       1724             6660            5172
7/13/2009                       1783             6827            5261
7/14/2009                       1832             6863            5333
7/15/2009                       1963             7067            5523
7/16/2009                       2010             7128            5590
7/17/2009                       2028             7126            5615
7/18/2009                       2028             7126            5615
7/19/2009                       2028             7126            5615
7/20/2009                       2105             7207            5721
7/21/2009                       2141             7233            5770
7/22/2009                       2093             7231            5705
7/23/2009                       2221             7399            5881
7/24/2009                       2264             7422            5938
7/25/2009                       2264             7422            5938
7/26/2009                       2264             7422            5938
7/27/2009                       2276             7444            5954
7/28/2009                       2201             7425            5855
7/29/2009                       2105             7392            5724
7/30/2009                       2171             7481            5814
7/31/2009                       2206             7486            5860
8/1/2009                        2206             7486            5860
8/2/2009                        2206             7486            5860
8/3/2009                        2328             7601            6021
8/4/2009                        2315             7624            6005
8/5/2009                        2265             7604            5940
8/6/2009                        2228             7563            5890
8/7/2009                        2229             7664            5893
8/8/2009                        2229             7664            5893
8/9/2009                        2229             7664            5893
8/10/2009                       2248             7639            5917
8/11/2009                       2174             7544            5812
8/12/2009                       2230             7634            5886
8/13/2009                       2279             7687            5949
8/14/2009                       2206             7622            5855
8/15/2009                       2206             7622            5855
8/16/2009                       2206             7622            5855
8/17/2009                       2070             7438            5664
8/18/2009                       2115             7515            5728
8/19/2009                       2192             7568            5832
8/20/2009                       2233             7651            5886
8/21/2009                       2361             7795            6055
8/22/2009                       2361             7795            6055
8/23/2009                       2361             7795            6055
8/24/2009                       2415             7791            6125
8/25/2009                       2342             7809            6032
8/26/2009                       2361             7811            6056
8/27/2009                       2342             7834            6033
8/28/2009                       2332             7819            6017
8/29/2009                       2332             7819            6017
8/30/2009                       2332             7819            6017
8/31/2009                       2241             7756            5899
9/1/2009                        2165             7585            5800
9/2/2009                        2141             7562            5766
9/3/2009                        2164             7627            5797
9/4/2009                        2233             7728            5890
9/5/2009                        2233             7728            5890
9/6/2009                        2233             7728            5890
9/7/2009                        2233             7728            5890
9/8/2009                        2353             7797            6048
9/9/2009                        2363             7858            6060
9/10/2009                       2448             7940            6168
9/11/2009                       2461             7931            6185
9/12/2009                       2461             7931            6185
9/13/2009                       2461             7931            6185
9/14/2009                       2496             7982            6229
9/15/2009                       2549             8007            6295
9/16/2009                       2675             8130            6450
9/17/2009                       2640             8106            6408
9/18/2009                       2635             8127            6402
9/19/2009                       2635             8127            6402
9/20/2009                       2635             8127            6402
9/21/2009                       2585             8100            6343
9/22/2009                       2670             8153            6448
9/23/2009                       2559             8071            6314
9/24/2009                       2477             7995            6213
9/25/2009                       2467             7947            6201
9/26/2009                       2467             7947            6201
9/27/2009                       2467             7947            6201
9/28/2009                       2556             8090            6313
9/29/2009                       2533             8072            6284
9/30/2009                       2508             8046            6253
10/1/2009                       2355             7839            6062
10/2/2009                       2321             7804            6018
10/3/2009                       2321             7804            6018
10/4/2009                       2321             7804            6018
10/5/2009                       2433             7920            6164
10/6/2009                       2544             8028            6305
10/7/2009                       2578             8054            6347
10/8/2009                       2711             8115            6510
10/9/2009                       2715             8161            6515
10/10/2009                      2715             8161            6515
10/11/2009                      2715             8161            6515
10/12/2009                      2783             8196            6598
10/13/2009                      2783             8174            6598
10/14/2009                      2883             8318            6717
10/15/2009                      3005             8352            6858
10/16/2009                      2994             8285            6846
10/17/2009                      2994             8285            6846
10/18/2009                      2994             8285            6846
10/19/2009                      3072             8363            6936
10/20/2009                      3022             8311            6879
10/21/2009                      3005             8238            6859
10/22/2009                      3040             8327            6900
10/23/2009                      2910             8225            6752
10/24/2009                      2910             8225            6752
10/25/2009                      2910             8225            6752
10/26/2009                      2817             8129            6645
10/27/2009                      2863             8102            6699
10/28/2009                      2677             7945            6479
10/29/2009                      2830             8124            6662
10/30/2009                      2620             7896            6414
10/31/2009                      2620             7896            6414




    * Data Points for the line graph do not reflect the reinvestment of dividends on Securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (06/10/2008)
                                                              --------   ---------------
RYDEXSGI 2X S&P SELECT SECTOR ENERGY ETF....................    -3.21%           -61.81%
ENERGY SELECT SECTOR INDEX..................................    13.90%           -34.13%
S&P 500 TOTAL RETURN INDEX..................................     9.80%           -15.61%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

 18


RYDEXSGI 2x S&P SELECT SECTOR ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         16.87%
CHEVRON CORP.                                                             11.37%
SCHLUMBERGER, LTD.                                                         5.64%
CONOCOPHILLIPS                                                             3.99%
OCCIDENTAL PETROLEUM CORP.                                                 3.89%
APACHE CORP.                                                               2.64%
ANADARKO PETROLEUM CORP.                                                   2.53%
DEVON ENERGY CORP.                                                         2.41%
HALLIBURTON CO.                                                            2.29%
XTO ENERGY, INC.                                                           2.04%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  79.71
Energy Equipment & Services                  20.29




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                                ANNUAL REPORT 19



RYDEXSGI INVERSE 2x S&P SELECT SECTOR ENERGY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI Inverse 2x S&P Select Sector Energy ETF returned -57.39%. Over the year, its benchmark, the Select Sector Energy Index returned 13.90%. The RydexSGI Inverse 2x S&P Select Sector Energy ETF achieved a daily correlation of 98% to its benchmark of -200% of the daily price movement of the Select Sector Energy Index.

Energy stocks suffered in line with the rest of the market but managed to slightly outperform the S&P 500(R) Total Return Index, which was up 9.80% for the period. The gradually strengthening economy helped increase energy commodity prices. Crude oil prices steadily climbed back to over $75 a barrel at the end of the period from lows just above $30 in December 2008.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                          RYDEX SGI INVERSE
                                2X S&P            S&P 500
                            SELECT SECTOR      TOTAL RETURN    ENERGY SELECT
                              ENERGY ETF           INDEX       SECTOR INDEX*
                          -----------------    ------------    -------------
6/10/2008                       10000              10000           10000
6/11/2008                        9831               9833           10084
6/12/2008                       10176               9866            9905
6/13/2008                        9964              10015           10011
6/14/2008                        9964              10015           10011
6/15/2008                        9964              10015           10011
6/16/2008                        9895              10016           10047
6/17/2008                        9523               9948           10235
6/18/2008                        9511               9851           10243
6/19/2008                        9933               9891           10016
6/20/2008                       10069               9708            9949
6/21/2008                       10069               9708            9949
6/22/2008                       10069               9708            9949
6/23/2008                        9299               9708           10334
6/24/2008                        9621               9681           10156
6/25/2008                        9747               9738           10090
6/26/2008                        9943               9455            9988
6/27/2008                        9749               9420           10088
6/28/2008                        9749               9420           10088
6/29/2008                        9749               9420           10088
6/30/2008                        9423               9432           10258
7/1/2008                         9308               9470           10322
7/2/2008                         9972               9298            9956
7/3/2008                        10127               9309            9880
7/4/2008                        10127               9309            9880
7/5/2008                        10127               9309            9880
7/6/2008                        10127               9309            9880
7/7/2008                        10621               9231            9637
7/8/2008                        10949               9392            9484
7/9/2008                        11456               9179            9265
7/10/2008                       10811               9243            9529
7/11/2008                       10940               9141            9475
7/12/2008                       10940               9141            9475
7/13/2008                       10940               9141            9475
7/14/2008                       10759               9059            9554
7/15/2008                       11677               8960            9143
7/16/2008                       12173               9186            8944
7/17/2008                       12657               9297            8767
7/18/2008                       12280               9299            8896
7/19/2008                       12280               9299            8896
7/20/2008                       12280               9299            8896
7/21/2008                       11516               9295            9173
7/22/2008                       12119               9420            8933
7/23/2008                       13133               9459            8559
7/24/2008                       13289               9240            8508
7/25/2008                       13009               9279            8599
7/26/2008                       13009               9279            8599
7/27/2008                       13009               9279            8599
7/28/2008                       13092               9106            8572
7/29/2008                       13339               9320            8487
7/30/2008                       11759               9476            8987
7/31/2008                       12572               9353            8677
8/1/2008                        12651               9301            8651
8/2/2008                        12651               9301            8651
8/3/2008                        12651               9301            8651
8/4/2008                        13933               9217            8208
8/5/2008                        13705               9483            8274
8/6/2008                        13068               9519            8464
8/7/2008                        13476               9349            8334
8/8/2008                        13728               9573            8258
8/9/2008                        13728               9573            8258
8/10/2008                       13728               9573            8258
8/11/2008                       13812               9642            8226
8/12/2008                       13943               9526            8188
8/13/2008                       12923               9501            8489
8/14/2008                       13267               9554            8376
8/15/2008                       13765               9594            8213
8/16/2008                       13765               9594            8213
8/17/2008                       13765               9594            8213
8/18/2008                       14101               9450            8112
8/19/2008                       13253               9363            8355
8/20/2008                       12417               9421            8617
8/21/2008                       11851               9446            8814
8/22/2008                       12285               9554            8653
8/23/2008                       12285               9554            8653
8/24/2008                       12285               9554            8653
8/25/2008                       12628               9366            8533
8/26/2008                       12156               9401            8692
8/27/2008                       11825               9478            8810
8/28/2008                       12077               9620            8717
8/29/2008                       12388               9488            8607
8/30/2008                       12388               9488            8607
8/31/2008                       12388               9488            8607
9/1/2008                        12388               9488            8607
9/2/2008                        13615               9450            8181
9/3/2008                        13791               9435            8129
9/4/2008                        14359               9153            7964
9/5/2008                        14465               9194            7936
9/6/2008                        14465               9194            7936
9/7/2008                        14465               9194            7936
9/8/2008                        14749               9384            7856
9/9/2008                        16764               9064            7319
9/10/2008                       15535               9120            7593
9/11/2008                       15031               9249            7717
9/12/2008                       14129               9269            7946
9/13/2008                       14129               9269            7946
9/14/2008                       14129               9269            7946
9/15/2008                       16209               8832            7364
9/16/2008                       15020               8987            7641
9/17/2008                       15777               8563            7451
9/18/2008                       14905               8937            7673
9/19/2008                       12820               9297            8234
9/20/2008                       12820               9297            8234
9/21/2008                       12820               9297            8234
9/22/2008                       13101               8942            8140
9/23/2008                       13882               8802            7885
9/24/2008                       13886               8785            7884
9/25/2008                       13284               8958            8058
9/26/2008                       13848               8988            7885
9/27/2008                       13848               8988            7885
9/28/2008                       13848               8988            7885
9/29/2008                       16952               8198            6986
9/30/2008                       14936               8643            7407
10/1/2008                       15602               8605            7238
10/2/2008                       17743               8259            6728
10/3/2008                       17862               8148            6707
10/4/2008                       17862               8148            6707
10/5/2008                       17862               8148            6707
10/6/2008                       19354               7834            6425
10/7/2008                       21796               7385            6022
10/8/2008                       21451               7305            6078
10/9/2008                       26238               6749            5380
10/10/2008                      30401               6670            4936
10/11/2008                      30401               6670            4936
10/12/2008                      30401               6670            4936
10/13/2008                      19002               7442            5883
10/14/2008                      19041               7403            5883
10/15/2008                      24990               6735            4948
10/16/2008                      21342               7021            5314
10/17/2008                      21258               6978            5325
10/18/2008                      21258               6978            5325
10/19/2008                      21258               6978            5325
10/20/2008                      16598               7310            5929
10/21/2008                      18003               7085            5682
10/22/2008                      21823               6654            5067
10/23/2008                      19171               6739            5374
10/24/2008                      20760               6506            5153
10/25/2008                      20760               6506            5153
10/26/2008                      20760               6506            5153
10/27/2008                      23129               6300            4844
10/28/2008                      17949               6979            5405
10/29/2008                      16887               6903            5562
10/30/2008                      15313               7082            5840
10/31/2008                      14976               7191            5902
11/1/2008                       14976               7191            5902
11/2/2008                       14976               7191            5902
11/3/2008                       15713               7173            5755
11/4/2008                       13557               7466            6157
11/5/2008                       14776               7077            5878
11/6/2008                       16694               6723            5501
11/7/2008                       15108               6920            5755
11/8/2008                       15108               6920            5755
11/9/2008                       15108               6920            5755
11/10/2008                      14885               6833            5794
11/11/2008                      15933               6682            5591
11/12/2008                      18357               6338            5163
11/13/2008                      14181               6778            5748
11/14/2008                      15364               6496            5503
11/15/2008                      15364               6496            5503
11/16/2008                      15364               6496            5503
11/17/2008                      15927               6329            5403
11/18/2008                      14992               6393            5566
11/19/2008                      16659               6002            5257
11/20/2008                      20713               5600            4611
11/21/2008                      15676               5955            5163
11/22/2008                      15676               5955            5163
11/23/2008                      15676               5955            5163
11/24/2008                      13541               6341            5517
11/25/2008                      13286               6383            5568
11/26/2008                      11640               6611            5919
11/27/2008                      11640               6611            5919
11/28/2008                      12063               6675            5815
11/29/2008                      12063               6675            5815
11/30/2008                      12063               6675            5815
12/1/2008                       14767               6080            5177
12/2/2008                       13738               6323            5359
12/3/2008                       13718               6490            5363
12/4/2008                       15670               6300            4987
12/5/2008                       15190               6530            5062
12/6/2008                       15190               6530            5062
12/7/2008                       15190               6530            5062
12/8/2008                       13322               6782            5374
12/9/2008                       13361               6625            5366
12/10/2008                      13159               6705            5653
12/11/2008                      13175               6515            5623
12/12/2008                      13213               6561            5557
12/13/2008                      13213               6561            5557
12/14/2008                      13213               6561            5557
12/15/2008                      13222               6478            5540
12/16/2008                      13104               6811            5740
12/17/2008                      13143               6746            5668
12/18/2008                      13328               6603            5330
12/19/2008                      13321               6623            5339
12/20/2008                      13321               6623            5339
12/21/2008                      13321               6623            5339
12/22/2008                      13421               6502            5186
12/23/2008                      13436               6440            5167
12/24/2008                      13431               6481            5174
12/25/2008                      13431               6481            5174
12/26/2008                      13366               6515            5263
12/27/2008                      13366               6515            5263
12/28/2008                      13366               6515            5263
12/29/2008                      13292               6492            5374
12/30/2008                      13225               6652            5477
12/31/2008                      13183               6746            5544
1/1/2009                        13183               6746            5544
1/2/2009                        11814               6961            5828
1/3/2009                        11814               6961            5828
1/4/2009                        11814               6961            5828
1/5/2009                        11355               6928            5944
1/6/2009                        11070               6982            6018
1/7/2009                        12012               6777            5759
1/8/2009                        11694               6800            5835
1/9/2009                        12504               6655            5637
1/10/2009                       12504               6655            5637
1/11/2009                       12504               6655            5637
1/12/2009                       13413               6505            5429
1/13/2009                       12789               6517            5553
1/14/2009                       13961               6300            5295
1/15/2009                       13698               6308            5343
1/16/2009                       13413               6356            5395
1/17/2009                       13413               6356            5395
1/18/2009                       13413               6356            5395
1/19/2009                       13413               6356            5395
1/20/2009                       14815               6020            5114
1/21/2009                       12877               6284            5451
1/22/2009                       13588               6188            5302
1/23/2009                       12789               6222            5463
1/24/2009                       12789               6222            5463
1/25/2009                       12789               6222            5463
1/26/2009                       12329               6256            5562
1/27/2009                       12285               6325            5571
1/28/2009                       11574               6538            5732
1/29/2009                       12482               6322            5508
1/30/2009                       12877               6178            5421
1/31/2009                       12877               6178            5421
2/1/2009                        12877               6178            5421
2/2/2009                        13227               6174            5347
2/3/2009                        12723               6272            5452
2/4/2009                        12570               6230            5486
2/5/2009                        11880               6332            5631
2/6/2009                        11431               6505            5735
2/7/2009                        11431               6505            5735
2/8/2009                        11431               6505            5735
2/9/2009                        11322               6515            5760
2/10/2009                       12417               6195            5479
2/11/2009                       12690               6247            5418
2/12/2009                       12636               6259            5420
2/13/2009                       12603               6198            5426
2/14/2009                       12603               6198            5426
2/15/2009                       12603               6198            5426
2/16/2009                       12603               6198            5426
2/17/2009                       14322               5916            5047
2/18/2009                       14497               5912            5015
2/19/2009                       14431               5845            5023
2/20/2009                       15242               5779            4881
2/21/2009                       15242               5779            4881
2/22/2009                       15242               5779            4881
2/23/2009                       16632               5579            4659
2/24/2009                       14990               5803            4889
2/25/2009                       15198               5742            4856
2/26/2009                       15154               5653            4864
2/27/2009                       15910               5520            4739
2/28/2009                       15910               5520            4739
3/1/2009                        15910               5520            4739
3/2/2009                        18067               5263            4390
3/3/2009                        17804               5229            4421
3/4/2009                        16107               5355            4632
3/5/2009                        17541               5128            4419
3/6/2009                        17202               5135            4460
3/7/2009                        17202               5135            4460
3/8/2009                        17202               5135            4460
3/9/2009                        17059               5084            4479
3/10/2009                       15143               5408            4725
3/11/2009                       15406               5423            4684
3/12/2009                       14431               5645            4831
3/13/2009                       14694               5689            4786
3/14/2009                       14694               5689            4786
3/15/2009                       14694               5689            4786
3/16/2009                       14333               5669            4845
3/17/2009                       13325               5852            5017
3/18/2009                       13041               5974            5068
3/19/2009                       12450               5896            5185
3/20/2009                       13402               5780            4987
3/21/2009                       13402               5780            4987
3/22/2009                       13402               5780            4987
3/23/2009                       11256               6190            5392
3/24/2009                       11803               6064            5262
3/25/2009                       11727               6122            5277
3/26/2009                       11541               6265            5321
3/27/2009                       12263               6139            5154
3/28/2009                       12263               6139            5154
3/29/2009                       12263               6139            5154
3/30/2009                       13194               5926            4958
3/31/2009                       13325               6003            4934
4/1/2009                        12778               6104            5035
4/2/2009                        11771               6280            5234
4/3/2009                        11333               6341            5332
4/4/2009                        11333               6341            5332
4/5/2009                        11333               6341            5332
4/6/2009                        11771               6288            5230
4/7/2009                        12471               6142            5075
4/8/2009                        12143               6215            5144
4/9/2009                        11475               6451            5282
4/10/2009                       11475               6451            5282
4/11/2009                       11475               6451            5282
4/12/2009                       11475               6451            5282
4/13/2009                       11683               6468            5233
4/14/2009                       11793               6339            5209
4/15/2009                       11771               6418            5215
4/16/2009                       11617               6518            5247
4/17/2009                       11398               6551            5298
4/18/2009                       11398               6551            5298
4/19/2009                       11398               6551            5298
4/20/2009                       12537               6271            5030
4/21/2009                       11924               6404            5153
4/22/2009                       12176               6356            5097
4/23/2009                       11727               6419            5192
4/24/2009                       11015               6527            5347
4/25/2009                       11015               6527            5347
4/26/2009                       11015               6527            5347
4/27/2009                       11475               6461            5234
4/28/2009                       11409               6444            5248
4/29/2009                       10709               6584            5408
4/30/2009                       11157               6578            5298
5/1/2009                        10391               6614            5483
5/2/2009                        10391               6614            5483
5/3/2009                        10391               6614            5483
5/4/2009                         9581               6838            5694
5/5/2009                         9854               6812            5612
5/6/2009                         9044               6933            5841
5/7/2009                         9307               6842            5757
5/8/2009                         8464               7007            6018
5/9/2009                         8464               7007            6018
5/10/2009                        8464               7007            6018
5/11/2009                        9022               6859            5810
5/12/2009                        8891               6852            5854
5/13/2009                        9493               6671            5652
5/14/2009                        9395               6741            5681
5/15/2009                        9844               6665            5538
5/16/2009                        9844               6665            5538
5/17/2009                        9844               6665            5538
5/18/2009                        9121               6868            5736
5/19/2009                        9033               6857            5765
5/20/2009                        8979               6823            5781
5/21/2009                        9537               6710            5598
5/22/2009                        9493               6701            5609
5/23/2009                        9493               6701            5609
5/24/2009                        9493               6701            5609
5/25/2009                        9493               6701            5609
5/26/2009                        9066               6877            5737
5/27/2009                        9274               6748            5671
5/28/2009                        8650               6853            5864
5/29/2009                        8409               6946            5947
5/30/2009                        8409               6946            5947
5/31/2009                        8409               6946            5947
6/1/2009                         7708               7125            6193
6/2/2009                         7752               7140            6170
6/3/2009                         8431               7043            5921
6/4/2009                         7971               7125            6057
6/5/2009                         8103               7108            6009
6/6/2009                         8103               7108            6009
6/7/2009                         8103               7108            6009
6/8/2009                         8114               7102            6002
6/9/2009                         7938               7127            6067
6/10/2009                        7818               7103            6111
6/11/2009                        7500               7148            6234
6/12/2009                        7665               7158            6163
6/13/2009                        7665               7158            6163
6/14/2009                        7665               7158            6163
6/15/2009                        8070               6988            6001
6/16/2009                        8409               6899            5874
6/17/2009                        8694               6890            5774
6/18/2009                        8727               6949            5761
6/19/2009                        8902               6970            5705
6/20/2009                        8902               6970            5705
6/21/2009                        8902               6970            5705
6/22/2009                        9822               6758            5412
6/23/2009                        9646               6774            5459
6/24/2009                        9614               6818            5467
6/25/2009                        9154               6964            5597
6/26/2009                        9318               6956            5548
6/27/2009                        9318               6956            5548
6/28/2009                        9318               6956            5548
6/29/2009                        9110               7019            5607
6/30/2009                        9241               6960            5567
7/1/2009                         9219               6991            5573
7/2/2009                         9931               6787            5360
7/3/2009                         9931               6787            5360
7/4/2009                         9931               6787            5360
7/5/2009                         9931               6787            5360
7/6/2009                        10194               6805            5289
7/7/2009                        10709               6671            5155
7/8/2009                        10720               6664            5155
7/9/2009                        10413               6687            5227
7/10/2009                       10632               6660            5172
7/11/2009                       10632               6660            5172
7/12/2009                       10632               6660            5172
7/13/2009                       10271               6827            5261
7/14/2009                        9986               6863            5333
7/15/2009                        9274               7067            5523
7/16/2009                        9055               7128            5590
7/17/2009                        8979               7126            5615
7/18/2009                        8979               7126            5615
7/19/2009                        8979               7126            5615
7/20/2009                        8628               7207            5721
7/21/2009                        8486               7233            5770
7/22/2009                        8672               7231            5705
7/23/2009                        8135               7399            5881
7/24/2009                        7971               7422            5938
7/25/2009                        7971               7422            5938
7/26/2009                        7971               7422            5938
7/27/2009                        7927               7444            5954
7/28/2009                        8201               7425            5855
7/29/2009                        8552               7392            5724
7/30/2009                        8289               7481            5814
7/31/2009                        8146               7486            5860
8/1/2009                         8146               7486            5860
8/2/2009                         8146               7486            5860
8/3/2009                         7708               7601            6021
8/4/2009                         7741               7624            6005
8/5/2009                         7916               7604            5940
8/6/2009                         8048               7563            5890
8/7/2009                         8037               7664            5893
8/8/2009                         8037               7664            5893
8/9/2009                         8037               7664            5893
8/10/2009                        7971               7639            5917
8/11/2009                        8234               7544            5812
8/12/2009                        8015               7634            5886
8/13/2009                        7840               7687            5949
8/14/2009                        8092               7622            5855
8/15/2009                        8092               7622            5855
8/16/2009                        8092               7622            5855
8/17/2009                        8595               7438            5664
8/18/2009                        8398               7515            5728
8/19/2009                        8092               7568            5832
8/20/2009                        7949               7651            5886
8/21/2009                        7489               7795            6055
8/22/2009                        7489               7795            6055
8/23/2009                        7489               7795            6055
8/24/2009                        7314               7791            6125
8/25/2009                        7533               7809            6032
8/26/2009                        7478               7811            6056
8/27/2009                        7533               7834            6033
8/28/2009                        7566               7819            6017
8/29/2009                        7566               7819            6017
8/30/2009                        7566               7819            6017
8/31/2009                        7862               7756            5899
9/1/2009                         8124               7585            5800
9/2/2009                         8223               7562            5766
9/3/2009                         8135               7627            5797
9/4/2009                         7873               7728            5890
9/5/2009                         7873               7728            5890
9/6/2009                         7873               7728            5890
9/7/2009                         7873               7728            5890
9/8/2009                         7435               7797            6048
9/9/2009                         7413               7858            6060
9/10/2009                        7150               7940            6168
9/11/2009                        7106               7931            6185
9/12/2009                        7106               7931            6185
9/13/2009                        7106               7931            6185
9/14/2009                        7008               7982            6229
9/15/2009                        6854               8007            6295
9/16/2009                        6515               8130            6450
9/17/2009                        6603               8106            6408
9/18/2009                        6613               8127            6402
9/19/2009                        6613               8127            6402
9/20/2009                        6613               8127            6402
9/21/2009                        6734               8100            6343
9/22/2009                        6504               8153            6448
9/23/2009                        6778               8071            6314
9/24/2009                        6997               7995            6213
9/25/2009                        7019               7947            6201
9/26/2009                        7019               7947            6201
9/27/2009                        7019               7947            6201
9/28/2009                        6756               8090            6313
9/29/2009                        6822               8072            6284
9/30/2009                        6887               8046            6253
10/1/2009                        7314               7839            6062
10/2/2009                        7413               7804            6018
10/3/2009                        7413               7804            6018
10/4/2009                        7413               7804            6018
10/5/2009                        7051               7920            6164
10/6/2009                        6723               8028            6305
10/7/2009                        6635               8054            6347
10/8/2009                        6296               8115            6510
10/9/2009                        6285               8161            6515
10/10/2009                       6285               8161            6515
10/11/2009                       6285               8161            6515
10/12/2009                       6121               8196            6598
10/13/2009                       6121               8174            6598
10/14/2009                       5902               8318            6717
10/15/2009                       5661               8352            6858
10/16/2009                       5672               8285            6846
10/17/2009                       5672               8285            6846
10/18/2009                       5672               8285            6846
10/19/2009                       5529               8363            6936
10/20/2009                       5617               8311            6879
10/21/2009                       5650               8238            6859
10/22/2009                       5584               8327            6900
10/23/2009                       5825               8225            6752
10/24/2009                       5825               8225            6752
10/25/2009                       5825               8225            6752
10/26/2009                       6011               8129            6645
10/27/2009                       5913               8102            6699
10/28/2009                       6296               7945            6479
10/29/2009                       5935               8124            6662
10/30/2009                       6384               7896            6414
10/31/2009                       6384               7896            6414




    * Data Points for the line graph do not reflect the reinvestment of dividends on Securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (06/10/2008)
                                                              --------   ---------------
RYDEXSGI INVERSE 2X S&P SELECT SECTOR ENERGY ETF............   -57.39%           -27.59%
ENERGY SELECT SECTOR INDEX..................................    13.90%           -34.13%
S&P 500 TOTAL RETURN INDEX..................................     9.80%           -15.61%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

 20


RYDEXSGI 2x S&P SELECT SECTOR FINANCIAL ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI 2x S&P Select Sector Financials ETF returned -54.21%. Over the same time period, its benchmark, the Financials Select Sector Index, returned -7.46%. For the period since its inception, RydexSGI 2x S&P Select Sector Financials ETF achieved a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Financials Select Sector Index.

Financials stocks were hit hard by the financial and subprime mortgage crisis, which saw large companies such as Fannie Mae and Freddie Mac taken over by a government conservatorship. Merrill Lynch was acquired by Bank of America during the period. After the collapse of Lehman Brothers in September 2008, the government and Federal Reserve backed up many financial institutions through the Troubled Asset Relief Program (TARP). Although financial stocks have rallied significantly off theirs lows in March 2009, they still produced a negative return for the period and performed much worse than the S&P 500(R) Total Return Index which was up 9.80% for the year.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                            RYDEX SGI 2X
                             S&P SELECT          S&P 500
                          SECTOR FINANCIAL    TOTAL RETURN    FINANCIAL SELECT
                                 ETF              INDEX         SECTOR INDEX*
                          ----------------    ------------    ----------------
6/10/2008                       10000             10000             10000
6/11/2008                        9352              9833              9672
6/12/2008                        9732              9866              9868
6/13/2008                       10121             10015             10070
6/14/2008                       10121             10015             10070
6/15/2008                       10121             10015             10070
6/16/2008                       10333             10016             10176
6/17/2008                        9729              9948              9878
6/18/2008                        9493              9851              9758
6/19/2008                        9659              9891              9844
6/20/2008                        9165              9708              9594
6/21/2008                        9165              9708              9594
6/22/2008                        9165              9708              9594
6/23/2008                        8661              9708              9332
6/24/2008                        8917              9681              9472
6/25/2008                        8987              9738              9508
6/26/2008                        8205              9455              9086
6/27/2008                        7979              9420              8962
6/28/2008                        7979              9420              8962
6/29/2008                        7979              9420              8962
6/30/2008                        7637              9432              8771
7/1/2008                         7807              9470              8860
7/2/2008                         7584              9298              8733
7/3/2008                         7531              9309              8705
7/4/2008                         7531              9309              8705
7/5/2008                         7531              9309              8705
7/6/2008                         7531              9309              8705
7/7/2008                         7053              9231              8430
7/8/2008                         7863              9392              8912
7/9/2008                         7055              9179              8446
7/10/2008                        6921              9243              8367
7/11/2008                        6567              9141              8153
7/12/2008                        6567              9141              8153
7/13/2008                        6567              9141              8153
7/14/2008                        5905              9059              7744
7/15/2008                        5552              8960              7515
7/16/2008                        6929              9186              8440
7/17/2008                        7825              9297              8986
7/18/2008                        7995              9299              9085
7/19/2008                        7995              9299              9085
7/20/2008                        7995              9299              9085
7/21/2008                        7860              9295              9008
7/22/2008                        8892              9420              9602
7/23/2008                        9223              9459              9782
7/24/2008                        7981              9240              9122
7/25/2008                        7884              9279              9067
7/26/2008                        7884              9279              9067
7/27/2008                        7884              9279              9067
7/28/2008                        7172              9106              8654
7/29/2008                        8245              9320              9303
7/30/2008                        8572              9476              9489
7/31/2008                        8368              9353              9368
8/1/2008                         8468              9301              9426
8/2/2008                         8468              9301              9426
8/3/2008                         8468              9301              9426
8/4/2008                         8255              9217              9308
8/5/2008                         9088              9483              9778
8/6/2008                         8919              9519              9681
8/7/2008                         8031              9349              9195
8/8/2008                         8591              9573              9520
8/9/2008                         8591              9573              9520
8/10/2008                        8591              9573              9520
8/11/2008                        8913              9642              9698
8/12/2008                        8001              9526              9194
8/13/2008                        7531              9501              8922
8/14/2008                        7916              9554              9149
8/15/2008                        8089              9594              9251
8/16/2008                        8089              9594              9251
8/17/2008                        8089              9594              9251
8/18/2008                        7509              9450              8920
8/19/2008                        7045              9363              8649
8/20/2008                        7280              9421              8794
8/21/2008                        7127              9446              8700
8/22/2008                        7571              9554              8970
8/23/2008                        7571              9554              8970
8/24/2008                        7571              9554              8970
8/25/2008                        7100              9366              8691
8/26/2008                        7201              9401              8753
8/27/2008                        7443              9478              8899
8/28/2008                        8116              9620              9299
8/29/2008                        8020              9488              9245
8/30/2008                        8020              9488              9245
8/31/2008                        8020              9488              9245
9/1/2008                         8020              9488              9245
9/2/2008                         8311              9450              9413
9/3/2008                         8567              9435              9541
9/4/2008                         7765              9153              9093
9/5/2008                         8271              9194              9387
9/6/2008                         8271              9194              9387
9/7/2008                         8271              9194              9387
9/8/2008                         9039              9384              9823
9/9/2008                         7845              9064              9175
9/10/2008                        7732              9120              9109
9/11/2008                        7973              9249              9248
9/12/2008                        7803              9269              9150
9/13/2008                        7803              9269              9150
9/14/2008                        7803              9269              9150
9/15/2008                        6161              8832              8184
9/16/2008                        6957              8987              8693
9/17/2008                        5721              8563              7916
9/18/2008                        7087              8937              8845
9/19/2008                        8659              9297              9827
9/20/2008                        8659              9297              9827
9/21/2008                        8659              9297              9827
9/22/2008                        7188              8942              8994
9/23/2008                        6971              8802              8857
9/24/2008                        6764              8785              8726
9/25/2008                        7116              8958              8954
9/26/2008                        7554              8988              9226
9/27/2008                        7554              8988              9226
9/28/2008                        7554              8988              9226
9/29/2008                        5140              8198              7749
9/30/2008                        6611              8643              8763
10/1/2008                        6888              8605              8951
10/2/2008                        6305              8259              8565
10/3/2008                        5802              8148              8225
10/4/2008                        5802              8148              8225
10/5/2008                        5802              8148              8225
10/6/2008                        5313              7834              7882
10/7/2008                        4064              7385              6973
10/8/2008                        3815              7305              6763
10/9/2008                        2902              6749              5969
10/10/2008                       3320              6670              6384
10/11/2008                       3320              6670              6384
10/12/2008                       3320              6670              6384
10/13/2008                       3988              7442              7038
10/14/2008                       4506              7403              7489
10/15/2008                       3681              6735              6806
10/16/2008                       3806              7021              6919
10/17/2008                       3628              6978              6759
10/18/2008                       3628              6978              6759
10/19/2008                       3628              6978              6759
10/20/2008                       3835              7310              6949
10/21/2008                       3695              7085              6821
10/22/2008                       3180              6654              6346
10/23/2008                       3126              6739              6291
10/24/2008                       2887              6506              6049
10/25/2008                       2887              6506              6049
10/26/2008                       2887              6506              6049
10/27/2008                       2649              6300              5802
10/28/2008                       3318              6979              6527
10/29/2008                       3130              6903              6340
10/30/2008                       3204              7082              6418
10/31/2008                       3549              7191              6770
11/1/2008                        3549              7191              6770
11/2/2008                        3549              7191              6770
11/3/2008                        3569              7173              6790
11/4/2008                        3960              7466              7160
11/5/2008                        3272              7077              6532
11/6/2008                        2836              6723              6092
11/7/2008                        2958              6920              6223
11/8/2008                        2958              6920              6223
11/9/2008                        2958              6920              6223
11/10/2008                       2704              6833              5949
11/11/2008                       2575              6682              5806
11/12/2008                       2222              6338              5406
11/13/2008                       2538              6778              5789
11/14/2008                       2274              6496              5489
11/15/2008                       2274              6496              5489
11/16/2008                       2274              6496              5489
11/17/2008                       1992              6329              5160
11/18/2008                       1960              6393              5119
11/19/2008                       1510              6002              4527
11/20/2008                       1189              5600              4051
11/21/2008                       1268              5955              4188
11/22/2008                       1268              5955              4188
11/23/2008                       1268              5955              4188
11/24/2008                       1752              6341              4974
11/25/2008                       1843              6383              5098
11/26/2008                       2027              6611              5349
11/27/2008                       2027              6611              5349
11/28/2008                       2142              6675              5502
11/29/2008                       2142              6675              5502
11/30/2008                       2142              6675              5502
12/1/2008                        1421              6080              4566
12/2/2008                        1655              6323              4928
12/3/2008                        1846              6490              5204
12/4/2008                        1778              6300              5107
12/5/2008                        2082              6530              5547
12/6/2008                        2082              6530              5547
12/7/2008                        2082              6530              5547
12/8/2008                        2369              6782              5927
12/9/2008                        2138              6625              5637
12/10/2008                       2108              6705              5599
12/11/2008                       1752              6515              5124
12/12/2008                       1825              6561              5229
12/13/2008                       1825              6561              5229
12/14/2008                       1825              6561              5229
12/15/2008                       1680              6478              5021
12/16/2008                       2059              6811              5585
12/17/2008                       2009              6746              5515
12/18/2008                       1888              6603              5349
12/19/2008                       1902              6623              5371
12/20/2008                       1902              6623              5371
12/21/2008                       1902              6623              5371
12/22/2008                       1750              6502              5155
12/23/2008                       1683              6440              5054
12/24/2008                       1746              6481              5149
12/25/2008                       1746              6481              5149
12/26/2008                       1748              6515              5153
12/27/2008                       1748              6515              5153
12/28/2008                       1748              6515              5153
12/29/2008                       1718              6492              5102
12/30/2008                       1857              6652              5312
12/31/2008                       1961              6746              5464
1/1/2009                         1961              6746              5464
1/2/2009                         2026              6961              5547
1/3/2009                         2026              6961              5547
1/4/2009                         2026              6961              5547
1/5/2009                         1926              6928              5411
1/6/2009                         2000              6982              5516
1/7/2009                         1798              6777              5233
1/8/2009                         1790              6800              5222
1/9/2009                         1668              6655              5043
1/10/2009                        1668              6655              5043
1/11/2009                        1668              6655              5043
1/12/2009                        1475              6505              4756
1/13/2009                        1514              6517              4820
1/14/2009                        1341              6300              4545
1/15/2009                        1206              6308              4315
1/16/2009                        1149              6356              4211
1/17/2009                        1149              6356              4211
1/18/2009                        1149              6356              4211
1/19/2009                        1149              6356              4211
1/20/2009                         764              6020              3507
1/21/2009                         993              6284              4019
1/22/2009                         879              6188              3784
1/23/2009                         941              6222              3914
1/24/2009                         941              6222              3914
1/25/2009                         941              6222              3914
1/26/2009                         902              6256              3833
1/27/2009                         970              6325              3977
1/28/2009                        1222              6538              4492
1/29/2009                        1018              6322              4115
1/30/2009                         967              6178              4014
1/31/2009                         967              6178              4014
2/1/2009                          967              6178              4014
2/2/2009                          971              6174              4021
2/3/2009                          921              6272              3920
2/4/2009                          906              6230              3881
2/5/2009                          932              6332              3934
2/6/2009                         1086              6505              4253
2/7/2009                         1086              6505              4253
2/8/2009                         1086              6505              4253
2/9/2009                         1114              6515              4310
2/10/2009                         873              6195              3841
2/11/2009                         964              6247              4040
2/12/2009                         939              6259              3987
2/13/2009                         859              6198              3819
2/14/2009                         859              6198              3819
2/15/2009                         859              6198              3819
2/16/2009                         859              6198              3819
2/17/2009                         688              5916              3444
2/18/2009                         685              5912              3438
2/19/2009                         613              5845              3259
2/20/2009                         594              5779              3211
2/21/2009                         594              5779              3211
2/22/2009                         594              5779              3211
2/23/2009                         559              5579              3114
2/24/2009                         693              5803              3482
2/25/2009                         688              5742              3466
2/26/2009                         715              5653              3536
2/27/2009                         609              5520              3275
2/28/2009                         609              5520              3275
3/1/2009                          609              5520              3275
3/2/2009                          521              5263              3051
3/3/2009                          505              5229              3003
3/4/2009                          498              5355              2980
3/5/2009                          397              5128              2684
3/6/2009                          386              5135              2646
3/7/2009                          386              5135              2646
3/8/2009                          386              5135              2646
3/9/2009                          407              5084              2712
3/10/2009                         531              5408              3134
3/11/2009                         556              5423              3210
3/12/2009                         670              5645              3531
3/13/2009                         674              5689              3542
3/14/2009                         674              5689              3542
3/15/2009                         674              5689              3542
3/16/2009                         650              5669              3476
3/17/2009                         736              5852              3705
3/18/2009                         882              5974              4079
3/19/2009                         739              5896              3752
3/20/2009                         661              5780              3552
3/21/2009                         661              5780              3552
3/22/2009                         661              5780              3552
3/23/2009                         899              6190              4183
3/24/2009                         783              6064              3909
3/25/2009                         856              6122              4088
3/26/2009                         873              6265              4130
3/27/2009                         812              6139              3986
3/28/2009                         812              6139              3986
3/29/2009                         812              6139              3986
3/30/2009                         658              5926              3610
3/31/2009                         746              6003              3853
4/1/2009                          785              6104              3952
4/2/2009                          832              6280              4068
4/3/2009                          902              6341              4239
4/4/2009                          902              6341              4239
4/5/2009                          902              6341              4239
4/6/2009                          851              6288              4115
4/7/2009                          795              6142              3981
4/8/2009                          810              6215              4016
4/9/2009                         1060              6451              4639
4/10/2009                        1060              6451              4639
4/11/2009                        1060              6451              4639
4/12/2009                        1060              6451              4639
4/13/2009                        1160              6468              4862
4/14/2009                         981              6339              4488
4/15/2009                        1091              6418              4738
4/16/2009                        1106              6518              4768
4/17/2009                        1134              6551              4829
4/18/2009                        1134              6551              4829
4/19/2009                        1134              6551              4829
4/20/2009                         871              6271              4278
4/21/2009                        1019              6404              4628
4/22/2009                         943              6356              4452
4/23/2009                        1028              6419              4652
4/24/2009                        1077              6527              4765
4/25/2009                        1077              6527              4765
4/26/2009                        1077              6527              4765
4/27/2009                        1008              6461              4614
4/28/2009                         971              6444              4529
4/29/2009                        1064              6584              4745
4/30/2009                        1046              6578              4707
5/1/2009                         1011              6614              4628
5/2/2009                         1011              6614              4628
5/3/2009                         1011              6614              4628
5/4/2009                         1216              6838              5097
5/5/2009                         1186              6812              5035
5/6/2009                         1380              6933              5443
5/7/2009                         1286              6842              5256
5/8/2009                         1499              7007              5692
5/9/2009                         1499              7007              5692
5/10/2009                        1499              7007              5692
5/11/2009                        1296              6859              5304
5/12/2009                        1248              6852              5207
5/13/2009                        1118              6671              4937
5/14/2009                        1206              6741              5133
5/15/2009                        1146              6665              5005
5/16/2009                        1146              6665              5005
5/17/2009                        1146              6665              5005
5/18/2009                        1313              6868              5365
5/19/2009                        1244              6857              5225
5/20/2009                        1183              6823              5097
5/21/2009                        1190              6710              5109
5/22/2009                        1161              6701              5047
5/23/2009                        1161              6701              5047
5/24/2009                        1161              6701              5047
5/25/2009                        1161              6701              5047
5/26/2009                        1258              6877              5256
5/27/2009                        1161              6748              5053
5/28/2009                        1245              6853              5233
5/29/2009                        1287              6946              5323
5/30/2009                        1287              6946              5323
5/31/2009                        1287              6946              5323
6/1/2009                         1301              7125              5351
6/2/2009                         1270              7140              5287
6/3/2009                         1228              7043              5208
6/4/2009                         1328              7125              5415
6/5/2009                         1290              7108              5336
6/6/2009                         1290              7108              5336
6/7/2009                         1290              7108              5336
6/8/2009                         1319              7102              5395
6/9/2009                         1334              7127              5423
6/10/2009                        1292              7103              5339
6/11/2009                        1316              7148              5386
6/12/2009                        1334              7158              5424
6/13/2009                        1334              7158              5424
6/14/2009                        1334              7158              5424
6/15/2009                        1256              6988              5264
6/16/2009                        1214              6899              5178
6/17/2009                        1152              6890              5045
6/18/2009                        1209              6949              5170
6/19/2009                        1249              6970              5258
6/20/2009                        1249              6970              5258
6/21/2009                        1249              6970              5258
6/22/2009                        1095              6758              4934
6/23/2009                        1132              6774              5018
6/24/2009                        1158              6818              5074
6/25/2009                        1196              6964              5160
6/26/2009                        1211              6956              5191
6/27/2009                        1211              6956              5191
6/28/2009                        1211              6956              5191
6/29/2009                        1245              7019              5263
6/30/2009                        1218              6960              5204
7/1/2009                         1205              6991              5178
7/2/2009                         1109              6787              4971
7/3/2009                         1109              6787              4971
7/4/2009                         1109              6787              4971
7/5/2009                         1109              6787              4971
7/6/2009                         1126              6805              5010
7/7/2009                         1084              6671              4914
7/8/2009                         1048              6664              4831
7/9/2009                         1076              6687              4897
7/10/2009                        1048              6660              4834
7/11/2009                        1048              6660              4834
7/12/2009                        1048              6660              4834
7/13/2009                        1185              6827              5149
7/14/2009                        1178              6863              5133
7/15/2009                        1275              7067              5343
7/16/2009                        1269              7128              5331
7/17/2009                        1249              7126              5289
7/18/2009                        1249              7126              5289
7/19/2009                        1249              7126              5289
7/20/2009                        1269              7207              5333
7/21/2009                        1249              7233              5290
7/22/2009                        1245              7231              5282
7/23/2009                        1319              7399              5440
7/24/2009                        1310              7422              5421
7/25/2009                        1310              7422              5421
7/26/2009                        1310              7422              5421
7/27/2009                        1348              7444              5501
7/28/2009                        1338              7425              5481
7/29/2009                        1332              7392              5467
7/30/2009                        1404              7481              5612
7/31/2009                        1428              7486              5661
8/1/2009                         1428              7486              5661
8/2/2009                         1428              7486              5661
8/3/2009                         1504              7601              5813
8/4/2009                         1565              7624              5933
8/5/2009                         1670              7604              6130
8/6/2009                         1647              7563              6088
8/7/2009                         1737              7664              6253
8/8/2009                         1737              7664              6253
8/9/2009                         1737              7664              6253
8/10/2009                        1713              7639              6212
8/11/2009                        1593              7544              5992
8/12/2009                        1658              7634              6113
8/13/2009                        1723              7687              6233
8/14/2009                        1707              7622              6202
8/15/2009                        1707              7622              6202
8/16/2009                        1707              7622              6202
8/17/2009                        1561              7438              5938
8/18/2009                        1621              7515              6052
8/19/2009                        1620              7568              6049
8/20/2009                        1704              7651              6206
8/21/2009                        1776              7795              6339
8/22/2009                        1776              7795              6339
8/23/2009                        1776              7795              6339
8/24/2009                        1743              7791              6280
8/25/2009                        1783              7809              6351
8/26/2009                        1779              7811              6343
8/27/2009                        1813              7834              6404
8/28/2009                        1818              7819              6414
8/29/2009                        1818              7819              6414
8/30/2009                        1818              7819              6414
8/31/2009                        1805              7756              6389
9/1/2009                         1614              7585              6053
9/2/2009                         1583              7562              5994
9/3/2009                         1656              7627              6131
9/4/2009                         1684              7728              6182
9/5/2009                         1684              7728              6182
9/6/2009                         1684              7728              6182
9/7/2009                         1684              7728              6182
9/8/2009                         1705              7797              6221
9/9/2009                         1754              7858              6310
9/10/2009                        1786              7940              6368
9/11/2009                        1757              7931              6316
9/12/2009                        1757              7931              6316
9/13/2009                        1757              7931              6316
9/14/2009                        1809              7982              6407
9/15/2009                        1811              8007              6413
9/16/2009                        1935              8130              6631
9/17/2009                        1921              8106              6606
9/18/2009                        1919              8127              6602
9/19/2009                        1919              8127              6602
9/20/2009                        1919              8127              6602
9/21/2009                        1883              8100              6542
9/22/2009                        1968              8153              6689
9/23/2009                        1886              8071              6550
9/24/2009                        1818              7995              6434
9/25/2009                        1777              7947              6362
9/26/2009                        1777              7947              6362
9/27/2009                        1777              7947              6362
9/28/2009                        1900              8090              6581
9/29/2009                        1881              8072              6546
9/30/2009                        1862              8046              6513
10/1/2009                        1700              7839              6228
10/2/2009                        1697              7804              6223
10/3/2009                        1697              7804              6223
10/4/2009                        1697              7804              6223
10/5/2009                        1809              7920              6428
10/6/2009                        1853              8028              6508
10/7/2009                        1890              8054              6573
10/8/2009                        1897              8115              6586
10/9/2009                        1928              8161              6640
10/10/2009                       1928              8161              6640
10/11/2009                       1928              8161              6640
10/12/2009                       1964              8196              6700
10/13/2009                       1920              8174              6626
10/14/2009                       2052              8318              6853
10/15/2009                       2025              8352              6807
10/16/2009                       1919              8285              6628
10/17/2009                       1919              8285              6628
10/18/2009                       1919              8285              6628
10/19/2009                       1935              8363              6659
10/20/2009                       1909              8311              6614
10/21/2009                       1837              8238              6488
10/22/2009                       1944              8327              6677
10/23/2009                       1885              8225              6573
10/24/2009                       1885              8225              6573
10/25/2009                       1885              8225              6573
10/26/2009                       1790              8129              6408
10/27/2009                       1765              8102              6364
10/28/2009                       1651              7945              6158
10/29/2009                       1795              8124              6425
10/30/2009                       1625              7896              6120
10/31/2009                       1625              7896              6120




    * Data Points for the line graph do not reflect the reinvestment of dividends on Securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                                 SINCE INCEPTION
                                                                      ONE YEAR      (06/10/2008)
                                                                      --------   ---------------
RYDEXSGI 2X S&P SELECT SECTOR FINANCIAL ETF.........................   -54.21%           -72.90%
FINANCIALS SELECT SECTOR INDEX......................................    -7.46%           -36.24%
S&P 500 TOTAL RETURN INDEX..........................................     9.80%           -15.61%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 21



RYDEXSGI S&P 2X SELECT SECTOR FINANCIAL ETF
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
JPMORGAN CHASE & CO.                                                      10.58%
WELLS FARGO & CO.                                                          8.28%
BANK OF AMERICA CORP.                                                      8.12%
GOLDMAN SACHS GROUP, INC.                                                  5.60%
CITIGROUP, INC.                                                            3.43%
U.S. BANCORP                                                               2.86%
MORGAN STANLEY                                                             2.81%
AMERICAN EXPRESS CO.                                                       2.67%
BANK OF NEW YORK MELLON CORP.                                              2.06%
TRAVELERS COS., INC.                                                       1.82%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Diversified Financials Services              29.11
Capital Markets                              20.14
Commercial Banks                             19.30
Insurance                                    17.43
Real Estate Investments Trusts (REITs)        7.70
Consumer Finance                              5.25
Thrifts & Mortgage Finance                    0.88
Real Estate Management & Development          0.19




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 22


RYDEXSGI INVERSE 2x S&P SELECT SECTOR FINANCIAL ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI Inverse 2x S&P Select Sector Financial ETF returned -82.23%. Over the same time period, its benchmark, the Financials Select Sector Index, returned -7.46%. Rydex Inverse 2x S&P Select Sector Financials ETF achieved a daily correlation of 99% to its benchmark of -200% of the daily price movement of the Financials Select Sector Index.

Financials stocks were hit hard by the financial and subprime mortgage crisis, which saw large companies such as Fannie Mae and Freddie Mac taken over by a government conservatorship. Merrill Lynch was acquired by Bank of America during the period. After the collapse of Lehman Brothers in September 2008, the government and Federal Reserve backed up many financial institutions through the Troubled Asset Relief Program (TARP). Although financial stocks have rallied significantly off theirs lows in March 2009, they still produced a negative return for the period and performed much worse than the S&P 500(R) Total Return Index, which was up 9.80% for the year.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                          RYDEX SGI INVERSE
                                2X S&P            S&P 500
                           SELECT FINANCIAL    TOTAL RETURN    FINANCIAL SELECT
                                 ETF               INDEX         SECTOR INDEX*
                          -----------------    ------------    ----------------
6/10/2008                       10000              10000             10000
6/11/2008                       10648               9833              9672
6/12/2008                       10217               9866              9868
6/13/2008                        9791              10015             10070
6/14/2008                        9791              10015             10070
6/15/2008                        9791              10015             10070
6/16/2008                        9580              10016             10176
6/17/2008                       10144               9948              9878
6/18/2008                       10388               9851              9758
6/19/2008                       10205               9891              9844
6/20/2008                       10731               9708              9594
6/21/2008                       10731               9708              9594
6/22/2008                       10731               9708              9594
6/23/2008                       11311               9708              9332
6/24/2008                       10973               9681              9472
6/25/2008                       10889               9738              9508
6/26/2008                       11844               9455              9086
6/27/2008                       12165               9420              8962
6/28/2008                       12165               9420              8962
6/29/2008                       12165               9420              8962
6/30/2008                       12685               9432              8771
7/1/2008                        12413               9470              8860
7/2/2008                        12773               9298              8733
7/3/2008                        12863               9309              8705
7/4/2008                        12863               9309              8705
7/5/2008                        12863               9309              8705
7/6/2008                        12863               9309              8705
7/7/2008                        13668               9231              8430
7/8/2008                        12160               9392              8912
7/9/2008                        13427               9179              8446
7/10/2008                       13676               9243              8367
7/11/2008                       14392               9141              8153
7/12/2008                       14392               9141              8153
7/13/2008                       14392               9141              8153
7/14/2008                       15848               9059              7744
7/15/2008                       16748               8960              7515
7/16/2008                       12753               9186              8440
7/17/2008                       11052               9297              8986
7/18/2008                       10805               9299              9085
7/19/2008                       10805               9299              9085
7/20/2008                       10805               9299              9085
7/21/2008                       10981               9295              9008
7/22/2008                        9543               9420              9602
7/23/2008                        9175               9459              9782
7/24/2008                       10401               9240              9122
7/25/2008                       10528               9279              9067
7/26/2008                       10528               9279              9067
7/27/2008                       10528               9279              9067
7/28/2008                       11504               9106              8654
7/29/2008                        9793               9320              9303
7/30/2008                        9392               9476              9489
7/31/2008                        9611               9353              9368
8/1/2008                         9496               9301              9426
8/2/2008                         9496               9301              9426
8/3/2008                         9496               9301              9426
8/4/2008                         9729               9217              9308
8/5/2008                         8751               9483              9778
8/6/2008                         8913               9519              9681
8/7/2008                         9801               9349              9195
8/8/2008                         9104               9573              9520
8/9/2008                         9104               9573              9520
8/10/2008                        9104               9573              9520
8/11/2008                        8771               9642              9698
8/12/2008                        9699               9526              9194
8/13/2008                       10269               9501              8922
8/14/2008                        9745               9554              9149
8/15/2008                        9528               9594              9251
8/16/2008                        9528               9594              9251
8/17/2008                        9528               9594              9251
8/18/2008                       10215               9450              8920
8/19/2008                       10827               9363              8649
8/20/2008                       10468               9421              8794
8/21/2008                       10697               9446              8700
8/22/2008                       10055               9554              8970
8/23/2008                       10055               9554              8970
8/24/2008                       10055               9554              8970
8/25/2008                       10683               9366              8691
8/26/2008                       10532               9401              8753
8/27/2008                       10173               9478              8899
8/28/2008                        9243               9620              9299
8/29/2008                        9356               9488              9245
8/30/2008                        9356               9488              9245
8/31/2008                        9356               9488              9245
9/1/2008                         9356               9488              9245
9/2/2008                         9024               9450              9413
9/3/2008                         8739               9435              9541
9/4/2008                         9563               9153              9093
9/5/2008                         8959               9194              9387
9/6/2008                         8959               9194              9387
9/7/2008                         8959               9194              9387
9/8/2008                         8120               9384              9823
9/9/2008                         9168               9064              9175
9/10/2008                        9295               9120              9109
9/11/2008                        9012               9249              9248
9/12/2008                        9209               9269              9150
9/13/2008                        9209               9269              9150
9/14/2008                        9209               9269              9150
9/15/2008                       11180               8832              8184
9/16/2008                        9885               8987              8693
9/17/2008                       11629               8563              7916
9/18/2008                        9044               8937              8845
9/19/2008                        7048               9297              9827
9/20/2008                        7048               9297              9827
9/21/2008                        7048               9297              9827
9/22/2008                        8198               8942              8994
9/23/2008                        8436               8802              8857
9/24/2008                        8612               8785              8726
9/25/2008                        8195               8958              8954
9/26/2008                        7808               8988              9226
9/27/2008                        7808               8988              9226
9/28/2008                        7808               8988              9226
9/29/2008                        9992               8198              7749
9/30/2008                        8316               8643              8763
10/1/2008                        8064               8605              8951
10/2/2008                        8656               8259              8565
10/3/2008                        9169               8148              8225
10/4/2008                        9169               8148              8225
10/5/2008                        9169               8148              8225
10/6/2008                        9862               7834              7882
10/7/2008                       11853               7385              6973
10/8/2008                       12450               7305              6763
10/9/2008                       15025               6749              5969
10/10/2008                      13069               6670              6384
10/11/2008                      13069               6670              6384
10/12/2008                      13069               6670              6384
10/13/2008                      10202               7442              7038
10/14/2008                       8852               7403              7489
10/15/2008                      10492               6735              6806
10/16/2008                      10120               7021              6919
10/17/2008                      10614               6978              6759
10/18/2008                      10614               6978              6759
10/19/2008                      10614               6978              6759
10/20/2008                       9978               7310              6949
10/21/2008                      10382               7085              6821
10/22/2008                      11892               6654              6346
10/23/2008                      12103               6739              6291
10/24/2008                      13085               6506              6049
10/25/2008                      13085               6506              6049
10/26/2008                      13085               6506              6049
10/27/2008                      14175               6300              5802
10/28/2008                      10602               6979              6527
10/29/2008                      11262               6903              6340
10/30/2008                      10870               7082              6418
10/31/2008                       9581               7191              6770
11/1/2008                        9581               7191              6770
11/2/2008                        9581               7191              6770
11/3/2008                        9513               7173              6790
11/4/2008                        8495               7466              7160
11/5/2008                        9984               7077              6532
11/6/2008                       11318               6723              6092
11/7/2008                       10826               6920              6223
11/8/2008                       10826               6920              6223
11/9/2008                       10826               6920              6223
11/10/2008                      11832               6833              5949
11/11/2008                      12410               6682              5806
11/12/2008                      14116               6338              5406
11/13/2008                      12113               6778              5789
11/14/2008                      13380               6496              5489
11/15/2008                      13380               6496              5489
11/16/2008                      13380               6496              5489
11/17/2008                      14897               6329              5160
11/18/2008                      15113               6393              5119
11/19/2008                      18674               6002              4527
11/20/2008                      22498               5600              4051
11/21/2008                      21001               5955              4188
11/22/2008                      21001               5955              4188
11/23/2008                      21001               5955              4188
11/24/2008                      13426               6341              4974
11/25/2008                      12772               6383              5098
11/26/2008                      11519               6611              5349
11/27/2008                      11519               6611              5349
11/28/2008                      10848               6675              5502
11/29/2008                      10848               6675              5502
11/30/2008                      10848               6675              5502
12/1/2008                       14647               6080              4566
12/2/2008                       12455               6323              4928
12/3/2008                       11071               6490              5204
12/4/2008                       11473               6300              5107
12/5/2008                        9445               6530              5547
12/6/2008                        9445               6530              5547
12/7/2008                        9445               6530              5547
12/8/2008                        8146               6782              5927
12/9/2008                        8949               6625              5637
12/10/2008                       9005               6705              5599
12/11/2008                       9776               6515              5124
12/12/2008                       9557               6561              5229
12/13/2008                       9557               6561              5229
12/14/2008                       9557               6561              5229
12/15/2008                       9984               6478              5021
12/16/2008                       8765               6811              5585
12/17/2008                       8875               6746              5515
12/18/2008                       9132               6603              5349
12/19/2008                       9092               6623              5371
12/20/2008                       9092               6623              5371
12/21/2008                       9092               6623              5371
12/22/2008                       9471               6502              5155
12/23/2008                       9675               6440              5054
12/24/2008                       9479               6481              5149
12/25/2008                       9479               6481              5149
12/26/2008                       9471               6515              5153
12/27/2008                       9471               6515              5153
12/28/2008                       9471               6515              5153
12/29/2008                       9562               6492              5102
12/30/2008                       9136               6652              5312
12/31/2008                       8852               6746              5464
1/1/2009                         8852               6746              5464
1/2/2009                         8552               6961              5547
1/3/2009                         8552               6961              5547
1/4/2009                         8552               6961              5547
1/5/2009                         8960               6928              5411
1/6/2009                         8613               6982              5516
1/7/2009                         9483               6777              5233
1/8/2009                         9524               6800              5222
1/9/2009                        10179               6655              5043
1/10/2009                       10179               6655              5043
1/11/2009                       10179               6655              5043
1/12/2009                       11313               6505              4756
1/13/2009                       10996               6517              4820
1/14/2009                       12242               6300              4545
1/15/2009                       13509               6308              4315
1/16/2009                       14178               6356              4211
1/17/2009                       14178               6356              4211
1/18/2009                       14178               6356              4211
1/19/2009                       14178               6356              4211
1/20/2009                       18937               6020              3507
1/21/2009                       13539               6284              4019
1/22/2009                       15185               6188              3784
1/23/2009                       14165               6222              3914
1/24/2009                       14165               6222              3914
1/25/2009                       14165               6222              3914
1/26/2009                       14756               6256              3833
1/27/2009                       13655               6325              3977
1/28/2009                       10064               6538              4492
1/29/2009                       11817               6322              4115
1/30/2009                       12395               6178              4014
1/31/2009                       12395               6178              4014
2/1/2009                        12395               6178              4014
2/2/2009                        12347               6174              4021
2/3/2009                        12954               6272              3920
2/4/2009                        13160               6230              3881
2/5/2009                        12787               6332              3934
2/6/2009                        10762               6505              4253
2/7/2009                        10762               6505              4253
2/8/2009                        10762               6505              4253
2/9/2009                        10491               6515              4310
2/10/2009                       12766               6195              3841
2/11/2009                       11441               6247              4040
2/12/2009                       11756               6259              3987
2/13/2009                       12752               6198              3819
2/14/2009                       12752               6198              3819
2/15/2009                       12752               6198              3819
2/16/2009                       12752               6198              3819
2/17/2009                       15153               5916              3444
2/18/2009                       15202               5912              3438
2/19/2009                       16775               5845              3259
2/20/2009                       17259               5779              3211
2/21/2009                       17259               5779              3211
2/22/2009                       17259               5779              3211
2/23/2009                       18293               5579              3114
2/24/2009                       14079               5803              3482
2/25/2009                       14197               5742              3466
2/26/2009                       13679               5653              3536
2/27/2009                       15645               5520              3275
2/28/2009                       15645               5520              3275
3/1/2009                        15645               5520              3275
3/2/2009                        17600               5263              3051
3/3/2009                        18153               5229              3003
3/4/2009                        18427               5355              2980
3/5/2009                        21988               5128              2684
3/6/2009                        22590               5135              2646
3/7/2009                        22590               5135              2646
3/8/2009                        22590               5135              2646
3/9/2009                        21462               5084              2712
3/10/2009                       14471               5408              3134
3/11/2009                       13706               5423              3210
3/12/2009                       11014               5645              3531
3/13/2009                       10947               5689              3542
3/14/2009                       10947               5689              3542
3/15/2009                       10947               5689              3542
3/16/2009                       11347               5669              3476
3/17/2009                        9886               5852              3705
3/18/2009                        7816               5974              4079
3/19/2009                        9089               5896              3752
3/20/2009                       10074               5780              3552
3/21/2009                       10074               5780              3552
3/22/2009                       10074               5780              3552
3/23/2009                        6615               6190              4183
3/24/2009                        7526               6064              3909
3/25/2009                        6878               6122              4088
3/26/2009                        6749               6265              4130
3/27/2009                        7209               6139              3986
3/28/2009                        7209               6139              3986
3/29/2009                        7209               6139              3986
3/30/2009                        8541               5926              3610
3/31/2009                        7375               6003              3853
4/1/2009                         6983               6104              3952
4/2/2009                         6569               6280              4068
4/3/2009                         6016               6341              4239
4/4/2009                         6016               6341              4239
4/5/2009                         6016               6341              4239
4/6/2009                         6384               6288              4115
4/7/2009                         6790               6142              3981
4/8/2009                         6669               6215              4016
4/9/2009                         4577               6451              4639
4/10/2009                        4577               6451              4639
4/11/2009                        4577               6451              4639
4/12/2009                        4577               6451              4639
4/13/2009                        4104               6468              4862
4/14/2009                        4732               6339              4488
4/15/2009                        4219               6418              4738
4/16/2009                        4166               6518              4768
4/17/2009                        4058               6551              4829
4/18/2009                        4058               6551              4829
4/19/2009                        4058               6551              4829
4/20/2009                        4955               6271              4278
4/21/2009                        4179               6404              4628
4/22/2009                        4496               6356              4452
4/23/2009                        4101               6419              4652
4/24/2009                        3894               6527              4765
4/25/2009                        3894               6527              4765
4/26/2009                        3894               6527              4765
4/27/2009                        4131               6461              4614
4/28/2009                        4278               6444              4529
4/29/2009                        3868               6584              4745
4/30/2009                        3929               6578              4707
5/1/2009                         4056               6614              4628
5/2/2009                         4056               6614              4628
5/3/2009                         4056               6614              4628
5/4/2009                         3226               6838              5097
5/5/2009                         3306               6812              5035
5/6/2009                         2774               6933              5443
5/7/2009                         2968               6842              5256
5/8/2009                         2471               7007              5692
5/9/2009                         2471               7007              5692
5/10/2009                        2471               7007              5692
5/11/2009                        2815               6859              5304
5/12/2009                        2914               6852              5207
5/13/2009                        3207               6671              4937
5/14/2009                        2949               6741              5133
5/15/2009                        3099               6665              5005
5/16/2009                        3099               6665              5005
5/17/2009                        3099               6665              5005
5/18/2009                        2659               6868              5365
5/19/2009                        2801               6857              5225
5/20/2009                        2936               6823              5097
5/21/2009                        2922               6710              5109
5/22/2009                        2992               6701              5047
5/23/2009                        2992               6701              5047
5/24/2009                        2992               6701              5047
5/25/2009                        2992               6701              5047
5/26/2009                        2750               6877              5256
5/27/2009                        2962               6748              5053
5/28/2009                        2756               6853              5233
5/29/2009                        2656               6946              5323
5/30/2009                        2656               6946              5323
5/31/2009                        2656               6946              5323
6/1/2009                         2629               7125              5351
6/2/2009                         2688               7140              5287
6/3/2009                         2780               7043              5208
6/4/2009                         2546               7125              5415
6/5/2009                         2621               7108              5336
6/6/2009                         2621               7108              5336
6/7/2009                         2621               7108              5336
6/8/2009                         2562               7102              5395
6/9/2009                         2535               7127              5423
6/10/2009                        2616               7103              5339
6/11/2009                        2565               7148              5386
6/12/2009                        2530               7158              5424
6/13/2009                        2530               7158              5424
6/14/2009                        2530               7158              5424
6/15/2009                        2680               6988              5264
6/16/2009                        2769               6899              5178
6/17/2009                        2906               6890              5045
6/18/2009                        2764               6949              5170
6/19/2009                        2667               6970              5258
6/20/2009                        2667               6970              5258
6/21/2009                        2667               6970              5258
6/22/2009                        2989               6758              4934
6/23/2009                        2887               6774              5018
6/24/2009                        2823               6818              5074
6/25/2009                        2723               6964              5160
6/26/2009                        2688               6956              5191
6/27/2009                        2688               6956              5191
6/28/2009                        2688               6956              5191
6/29/2009                        2616               7019              5263
6/30/2009                        2672               6960              5204
7/1/2009                         2697               6991              5178
7/2/2009                         2911               6787              4971
7/3/2009                         2911               6787              4971
7/4/2009                         2911               6787              4971
7/5/2009                         2911               6787              4971
7/6/2009                         2866               6805              5010
7/7/2009                         2979               6671              4914
7/8/2009                         3078               6664              4831
7/9/2009                         2995               6687              4897
7/10/2009                        3070               6660              4834
7/11/2009                        3070               6660              4834
7/12/2009                        3070               6660              4834
7/13/2009                        2672               6827              5149
7/14/2009                        2688               6863              5133
7/15/2009                        2474               7067              5343
7/16/2009                        2484               7128              5331
7/17/2009                        2522               7126              5289
7/18/2009                        2522               7126              5289
7/19/2009                        2522               7126              5289
7/20/2009                        2482               7207              5333
7/21/2009                        2519               7233              5290
7/22/2009                        2527               7231              5282
7/23/2009                        2377               7399              5440
7/24/2009                        2393               7422              5421
7/25/2009                        2393               7422              5421
7/26/2009                        2393               7422              5421
7/27/2009                        2321               7444              5501
7/28/2009                        2339               7425              5481
7/29/2009                        2350               7392              5467
7/30/2009                        2224               7481              5612
7/31/2009                        2186               7486              5661
8/1/2009                         2186               7486              5661
8/2/2009                         2186               7486              5661
8/3/2009                         2068               7601              5813
8/4/2009                         1982               7624              5933
8/5/2009                         1845               7604              6130
8/6/2009                         1872               7563              6088
8/7/2009                         1770               7664              6253
8/8/2009                         1770               7664              6253
8/9/2009                         1770               7664              6253
8/10/2009                        1794               7639              6212
8/11/2009                        1920               7544              5992
8/12/2009                        1842               7634              6113
8/13/2009                        1770               7687              6233
8/14/2009                        1789               7622              6202
8/15/2009                        1789               7622              6202
8/16/2009                        1789               7622              6202
8/17/2009                        1939               7438              5938
8/18/2009                        1864               7515              6052
8/19/2009                        1867               7568              6049
8/20/2009                        1770               7651              6206
8/21/2009                        1692               7795              6339
8/22/2009                        1692               7795              6339
8/23/2009                        1692               7795              6339
8/24/2009                        1724               7791              6280
8/25/2009                        1684               7809              6351
8/26/2009                        1689               7811              6343
8/27/2009                        1657               7834              6404
8/28/2009                        1652               7819              6414
8/29/2009                        1652               7819              6414
8/30/2009                        1652               7819              6414
8/31/2009                        1662               7756              6389
9/1/2009                         1840               7585              6053
9/2/2009                         1875               7562              5994
9/3/2009                         1789               7627              6131
9/4/2009                         1759               7728              6182
9/5/2009                         1759               7728              6182
9/6/2009                         1759               7728              6182
9/7/2009                         1759               7728              6182
9/8/2009                         1735               7797              6221
9/9/2009                         1687               7858              6310
9/10/2009                        1654               7940              6368
9/11/2009                        1681               7931              6316
9/12/2009                        1681               7931              6316
9/13/2009                        1681               7931              6316
9/14/2009                        1633               7982              6407
9/15/2009                        1630               8007              6413
9/16/2009                        1520               8130              6631
9/17/2009                        1531               8106              6606
9/18/2009                        1531               8127              6602
9/19/2009                        1531               8127              6602
9/20/2009                        1531               8127              6602
9/21/2009                        1560               8100              6542
9/22/2009                        1491               8153              6689
9/23/2009                        1552               8071              6550
9/24/2009                        1606               7995              6434
9/25/2009                        1641               7947              6362
9/26/2009                        1641               7947              6362
9/27/2009                        1641               7947              6362
9/28/2009                        1528               8090              6581
9/29/2009                        1544               8072              6546
9/30/2009                        1558               8046              6513
10/1/2009                        1697               7839              6228
10/2/2009                        1697               7804              6223
10/3/2009                        1697               7804              6223
10/4/2009                        1697               7804              6223
10/5/2009                        1585               7920              6428
10/6/2009                        1544               8028              6508
10/7/2009                        1512               8054              6573
10/8/2009                        1507               8115              6586
10/9/2009                        1483               8161              6640
10/10/2009                       1483               8161              6640
10/11/2009                       1483               8161              6640
10/12/2009                       1456               8196              6700
10/13/2009                       1488               8174              6626
10/14/2009                       1386               8318              6853
10/15/2009                       1405               8352              6807
10/16/2009                       1480               8285              6628
10/17/2009                       1480               8285              6628
10/18/2009                       1480               8285              6628
10/19/2009                       1466               8363              6659
10/20/2009                       1485               8311              6614
10/21/2009                       1542               8238              6488
10/22/2009                       1453               8327              6677
10/23/2009                       1499               8225              6573
10/24/2009                       1499               8225              6573
10/25/2009                       1499               8225              6573
10/26/2009                       1574               8129              6408
10/27/2009                       1595               8102              6364
10/28/2009                       1700               7945              6158
10/29/2009                       1552               8124              6425
10/30/2009                       1703               7896              6120
10/31/2009                       1703               7896              6120




    * Data Points for the line graph do not reflect the reinvestment of dividends on Securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (06/10/2008)
                                                              --------   ---------------
RYDEXSGI INVERSE 2X S&P SELECT SECTOR FINANCIAL ETF.........   -82.23%           -71.97%
FINANCIALS SELECT SECTOR INDEX..............................    -7.46%           -36.24%
S&P 500 TOTAL RETURN INDEX..................................     9.80%           -15.61%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 23



RYDEXSGI 2x S&P SELECT SECTOR HEALTH CARE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI 2x S&P Select Sector Health Care ETF returned 4.45%. Over the same time period, its benchmark, the Health Care Select Sector Index, returned 6.28%. For the period since inception, the RydexSGI 2x S&P Select Sector Health Care ETF achieved a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Health Select Sector Index.

With recovering financial markets, the health-care sector enjoyed a series of large merger and acquisition deals. Schering-Plough announced a reverse merger with Merck & Co. in March 2009, creating the second-largest pharmaceuticals manufacturer in the world. Health-care reform continues to be a hotly debated topic and is weighing on industry stocks. Health-care stocks slightly underperformed the S&P 500(R) Total Return Index, which was up 9.80% for the year.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                            RYDEX SGI 2X
                             S&P SELECT        S&P 500       HEALTH CARE
                           SECTOR HEALTH    TOTAL RETURN    SELECT SECTOR
                              CARE ETF          INDEX           INDEX
                           -------------    ------------    -------------
6/10/2008                      10000            10000           10000
6/11/2008                       9709             9833            9855
6/12/2008                       9791             9866            9897
6/13/2008                      10032            10015           10021
6/14/2008                      10032            10015           10021
6/15/2008                      10032            10015           10021
6/16/2008                       9939            10016            9975
6/17/2008                       9855             9948            9934
6/18/2008                       9687             9851            9849
6/19/2008                       9789             9891            9902
6/20/2008                       9507             9708            9761
6/21/2008                       9507             9708            9761
6/22/2008                       9507             9708            9761
6/23/2008                       9567             9708            9792
6/24/2008                       9635             9681            9827
6/25/2008                       9797             9738            9910
6/26/2008                       9383             9455            9701
6/27/2008                       9496             9420            9759
6/28/2008                       9496             9420            9759
6/29/2008                       9496             9420            9759
6/30/2008                       9679             9432            9854
7/1/2008                        9779             9470            9904
7/2/2008                        9699             9298            9859
7/3/2008                        9719             9309            9871
7/4/2008                        9719             9309            9871
7/5/2008                        9719             9309            9871
7/6/2008                        9719             9309            9871
7/7/2008                        9625             9231            9825
7/8/2008                       10184             9392           10111
7/9/2008                       10113             9179           10076
7/10/2008                      10201             9243           10121
7/11/2008                       9961             9141            9999
7/12/2008                       9961             9141            9999
7/13/2008                       9961             9141            9999
7/14/2008                       9928             9059            9983
7/15/2008                      10179             8960           10109
7/16/2008                      10327             9186           10183
7/17/2008                      10483             9297           10260
7/18/2008                      10373             9299           10208
7/19/2008                      10373             9299           10208
7/20/2008                      10373             9299           10208
7/21/2008                      10119             9295           10083
7/22/2008                      10311             9420           10179
7/23/2008                      10533             9459           10290
7/24/2008                      10500             9240           10273
7/25/2008                      10631             9279           10339
7/26/2008                      10631             9279           10339
7/27/2008                      10631             9279           10339
7/28/2008                      10427             9106           10240
7/29/2008                      10573             9320           10313
7/30/2008                      10556             9476           10304
7/31/2008                      10628             9353           10340
8/1/2008                       10413             9301           10237
8/2/2008                       10413             9301           10237
8/3/2008                       10413             9301           10237
8/4/2008                       10675             9217           10366
8/5/2008                       11220             9483           10630
8/6/2008                       11284             9519           10645
8/7/2008                       10995             9349           10508
8/8/2008                       11527             9573           10762
8/9/2008                       11527             9573           10762
8/10/2008                      11527             9573           10762
8/11/2008                      11549             9642           10770
8/12/2008                      11485             9526           10741
8/13/2008                      11397             9501           10697
8/14/2008                      11496             9554           10743
8/15/2008                      11707             9594           10843
8/16/2008                      11707             9594           10843
8/17/2008                      11707             9594           10843
8/18/2008                      11469             9450           10734
8/19/2008                      11305             9363           10657
8/20/2008                      11192             9421           10604
8/21/2008                      11247             9446           10631
8/22/2008                      11461             9554           10725
8/23/2008                      11461             9554           10725
8/24/2008                      11461             9554           10725
8/25/2008                      11099             9366           10555
8/26/2008                      11108             9401           10560
8/27/2008                      11095             9478           10554
8/28/2008                      11281             9620           10643
8/29/2008                      11013             9488           10518
8/30/2008                      11013             9488           10518
8/31/2008                      11013             9488           10518
9/1/2008                       11013             9488           10518
9/2/2008                       11037             9450           10530
9/3/2008                       11063             9435           10537
9/4/2008                       10500             9153           10270
9/5/2008                       10392             9194           10219
9/6/2008                       10392             9194           10219
9/7/2008                       10392             9194           10219
9/8/2008                       10825             9384           10429
9/9/2008                       10457             9064           10253
9/10/2008                      10491             9120           10270
9/11/2008                      10776             9249           10409
9/12/2008                      10728             9269           10387
9/13/2008                      10728             9269           10387
9/14/2008                      10728             9269           10387
9/15/2008                      10300             8832           10181
9/16/2008                      10324             8987           10193
9/17/2008                       9639             8563            9857
9/18/2008                      10047             8937           10063
9/19/2008                      10162             9297           10123
9/20/2008                      10162             9297           10123
9/21/2008                      10162             9297           10123
9/22/2008                       9647             8942            9867
9/23/2008                       9552             8802            9820
9/24/2008                       9658             8785            9874
9/25/2008                       9967             8958           10033
9/26/2008                      10036             8988           10070
9/27/2008                      10036             8988           10070
9/28/2008                      10036             8988           10070
9/29/2008                       8866             8198            9484
9/30/2008                       9576             8643            9845
10/1/2008                       9578             8605            9841
10/2/2008                       9275             8259            9686
10/3/2008                       9152             8148            9625
10/4/2008                       9152             8148            9625
10/5/2008                       9152             8148            9625
10/6/2008                       8296             7834            9176
10/7/2008                       7705             7385            8856
10/8/2008                       7503             7305            8742
10/9/2008                       6416             6749            8119
10/10/2008                      5980             6670            7848
10/11/2008                      5980             6670            7848
10/12/2008                      5980             6670            7848
10/13/2008                      7486             7442            8826
10/14/2008                      7475             7403            8821
10/15/2008                      6455             6735            8224
10/16/2008                      6937             7021            8527
10/17/2008                      6941             6978            8532
10/18/2008                      6941             6978            8532
10/19/2008                      6941             6978            8532
10/20/2008                      7509             7310            8878
10/21/2008                      7281             7085            8744
10/22/2008                      6582             6654            8326
10/23/2008                      6788             6739            8456
10/24/2008                      6427             6506            8232
10/25/2008                      6427             6506            8232
10/26/2008                      6427             6506            8232
10/27/2008                      5995             6300            7960
10/28/2008                      6905             6979            8561
10/29/2008                      6588             6903            8363
10/30/2008                      6888             7082            8557
10/31/2008                      7067             7191            8670
11/1/2008                       7067             7191            8670
11/2/2008                       7067             7191            8670
11/3/2008                       7162             7173            8729
11/4/2008                       7389             7466            8869
11/5/2008                       6889             7077            8553
11/6/2008                       6471             6723            8290
11/7/2008                       6840             6920            8528
11/8/2008                       6840             6920            8528
11/9/2008                       6840             6920            8528
11/10/2008                      6773             6833            8483
11/11/2008                      6567             6682            8354
11/12/2008                      6108             6338            8057
11/13/2008                      6854             6778            8551
11/14/2008                      6380             6496            8257
11/15/2008                      6380             6496            8257
11/16/2008                      6380             6496            8257
11/17/2008                      6091             6329            8075
11/18/2008                      6194             6393            8143
11/19/2008                      5615             6002            7764
11/20/2008                      4894             5600            7268
11/21/2008                      5314             5955            7571
11/22/2008                      5314             5955            7571
11/23/2008                      5314             5955            7571
11/24/2008                      5649             6341            7813
11/25/2008                      5710             6383            7854
11/26/2008                      5850             6611            7949
11/27/2008                      5850             6611            7949
11/28/2008                      5989             6675            8046
11/29/2008                      5989             6675            8046
11/30/2008                      5989             6675            8046
12/1/2008                       5254             6080            7549
12/2/2008                       5608             6323            7804
12/3/2008                       5909             6490            8008
12/4/2008                       5639             6300            7823
12/5/2008                       6031             6530            8099
12/6/2008                       6031             6530            8099
12/7/2008                       6031             6530            8099
12/8/2008                       6155             6782            8181
12/9/2008                       5879             6625            7999
12/10/2008                      5950             6705            8047
12/11/2008                      5969             6515            8060
12/12/2008                      6012             6561            8090
12/13/2008                      6012             6561            8090
12/14/2008                      6012             6561            8090
12/15/2008                      5960             6478            8055
12/16/2008                      6473             6811            8399
12/17/2008                      6366             6746            8329
12/18/2008                      6432             6603            8372
12/19/2008                      6535             6623            8440
12/20/2008                      6535             6623            8440
12/21/2008                      6535             6623            8440
12/22/2008                      6448             6502            8384
12/23/2008                      6393             6440            8348
12/24/2008                      6401             6481            8354
12/25/2008                      6401             6481            8354
12/26/2008                      6423             6515            8368
12/27/2008                      6423             6515            8368
12/28/2008                      6423             6515            8368
12/29/2008                      6353             6492            8322
12/30/2008                      6667             6652            8522
12/31/2008                      6762             6746            8583
1/1/2009                        6762             6746            8583
1/2/2009                        7060             6961            8774
1/3/2009                        7060             6961            8774
1/4/2009                        7060             6961            8774
1/5/2009                        6931             6928            8694
1/6/2009                        6734             6982            8571
1/7/2009                        6604             6777            8488
1/8/2009                        6677             6800            8534
1/9/2009                        6554             6655            8457
1/10/2009                       6554             6655            8457
1/11/2009                       6554             6655            8457
1/12/2009                       6389             6505            8351
1/13/2009                       6499             6517            8419
1/14/2009                       6302             6300            8292
1/15/2009                       6393             6308            8352
1/16/2009                       6522             6356            8438
1/17/2009                       6522             6356            8438
1/18/2009                       6522             6356            8438
1/19/2009                       6522             6356            8438
1/20/2009                       6185             6020            8221
1/21/2009                       6459             6284            8402
1/22/2009                       6490             6188            8422
1/23/2009                       6502             6222            8430
1/24/2009                       6502             6222            8430
1/25/2009                       6502             6222            8430
1/26/2009                       6469             6256            8408
1/27/2009                       6726             6325            8575
1/28/2009                       6894             6538            8682
1/29/2009                       6721             6322            8574
1/30/2009                       6558             6178            8470
1/31/2009                       6558             6178            8470
2/1/2009                        6558             6178            8470
2/2/2009                        6685             6174            8552
2/3/2009                        7013             6272            8761
2/4/2009                        6911             6230            8680
2/5/2009                        7037             6332            8760
2/6/2009                        7168             6505            8841
2/7/2009                        7168             6505            8841
2/8/2009                        7168             6505            8841
2/9/2009                        7125             6515            8815
2/10/2009                       6655             6195            8525
2/11/2009                       6823             6247            8625
2/12/2009                       6956             6259            8710
2/13/2009                       6828             6198            8631
2/14/2009                       6828             6198            8631
2/15/2009                       6828             6198            8631
2/16/2009                       6828             6198            8631
2/17/2009                       6548             5916            8456
2/18/2009                       6537             5912            8449
2/19/2009                       6509             5845            8431
2/20/2009                       6377             5779            8337
2/21/2009                       6377             5779            8337
2/22/2009                       6377             5779            8337
2/23/2009                       6053             5579            8124
2/24/2009                       6289             5803            8282
2/25/2009                       6037             5742            8117
2/26/2009                       5415             5653            7703
2/27/2009                       4964             5520            7385
2/28/2009                       4964             5520            7385
3/1/2009                        4964             5520            7385
3/2/2009                        4534             5263            7073
3/3/2009                        4516             5229            7060
3/4/2009                        4759             5355            7243
3/5/2009                        4452             5128            7012
3/6/2009                        4549             5135            7087
3/7/2009                        4549             5135            7087
3/8/2009                        4549             5135            7087
3/9/2009                        4467             5084            7023
3/10/2009                       4808             5408            7293
3/11/2009                       4616             5423            7147
3/12/2009                       5096             5645            7517
3/13/2009                       5437             5689            7769
3/14/2009                       5437             5689            7769
3/15/2009                       5437             5689            7769
3/16/2009                       5299             5669            7671
3/17/2009                       5486             5852            7806
3/18/2009                       5488             5974            7807
3/19/2009                       5213             5896            7612
3/20/2009                       5231             5780            7626
3/21/2009                       5231             5780            7626
3/22/2009                       5231             5780            7626
3/23/2009                       5639             6190            7923
3/24/2009                       5454             6064            7793
3/25/2009                       5523             6122            7843
3/26/2009                       5671             6265            7949
3/27/2009                       5561             6139            7872
3/28/2009                       5561             6139            7872
3/29/2009                       5561             6139            7872
3/30/2009                       5482             5926            7816
3/31/2009                       5538             6003            7857
4/1/2009                        5518             6104            7836
4/2/2009                        5538             6280            7851
4/3/2009                        5362             6341            7726
4/4/2009                        5362             6341            7726
4/5/2009                        5362             6341            7726
4/6/2009                        5426             6288            7773
4/7/2009                        5343             6142            7714
4/8/2009                        5430             6215            7777
4/9/2009                        5496             6451            7824
4/10/2009                       5496             6451            7824
4/11/2009                       5496             6451            7824
4/12/2009                       5496             6451            7824
4/13/2009                       5540             6468            7851
4/14/2009                       5509             6339            7830
4/15/2009                       5581             6418            7882
4/16/2009                       5622             6518            7911
4/17/2009                       5725             6551            7985
4/18/2009                       5725             6551            7985
4/19/2009                       5725             6551            7985
4/20/2009                       5499             6271            7828
4/21/2009                       5403             6404            7761
4/22/2009                       5262             6356            7659
4/23/2009                       5278             6419            7671
4/24/2009                       5300             6527            7687
4/25/2009                       5300             6527            7687
4/26/2009                       5300             6527            7687
4/27/2009                       5398             6461            7758
4/28/2009                       5412             6444            7768
4/29/2009                       5479             6584            7816
4/30/2009                       5455             6578            7799
5/1/2009                        5441             6614            7789
5/2/2009                        5441             6614            7789
5/3/2009                        5441             6614            7789
5/4/2009                        5654             6838            7941
5/5/2009                        5744             6812            8004
5/6/2009                        5685             6933            7955
5/7/2009                        5963             6842            8151
5/8/2009                        6065             7007            8221
5/9/2009                        6065             7007            8221
5/10/2009                       6065             7007            8221
5/11/2009                       5928             6859            8125
5/12/2009                       6093             6852            8238
5/13/2009                       6084             6671            8228
5/14/2009                       6100             6741            8239
5/15/2009                       5957             6665            8143
5/16/2009                       5957             6665            8143
5/17/2009                       5957             6665            8143
5/18/2009                       6093             6868            8235
5/19/2009                       6019             6857            8187
5/20/2009                       6060             6823            8215
5/21/2009                       5917             6710            8108
5/22/2009                       5906             6701            8101
5/23/2009                       5906             6701            8101
5/24/2009                       5906             6701            8101
5/25/2009                       5906             6701            8101
5/26/2009                       6085             6877            8224
5/27/2009                       5956             6748            8137
5/28/2009                       6020             6853            8181
5/29/2009                       6206             6946            8308
5/30/2009                       6206             6946            8308
5/31/2009                       6206             6946            8308
6/1/2009                        6263             7125            8346
6/2/2009                        6400             7140            8437
6/3/2009                        6332             7043            8399
6/4/2009                        6193             7125            8295
6/5/2009                        6162             7108            8274
6/6/2009                        6162             7108            8274
6/7/2009                        6162             7108            8274
6/8/2009                        6035             7102            8188
6/9/2009                        6004             7127            8168
6/10/2009                       5961             7103            8138
6/11/2009                       6073             7148            8215
6/12/2009                       6131             7158            8255
6/13/2009                       6131             7158            8255
6/14/2009                       6131             7158            8255
6/15/2009                       5782             6988            8020
6/16/2009                       5805             6899            8036
6/17/2009                       6043             6890            8200
6/18/2009                       6313             6949            8383
6/19/2009                       6378             6970            8427
6/20/2009                       6378             6970            8427
6/21/2009                       6378             6970            8427
6/22/2009                       6123             6758            8260
6/23/2009                       6120             6774            8257
6/24/2009                       6193             6818            8306
6/25/2009                       6529             6964            8533
6/26/2009                       6539             6956            8540
6/27/2009                       6539             6956            8540
6/28/2009                       6539             6956            8540
6/29/2009                       6599             7019            8579
6/30/2009                       6505             6960            8518
7/1/2009                        6513             6991            8518
7/2/2009                        6208             6787            8318
7/3/2009                        6208             6787            8318
7/4/2009                        6208             6787            8318
7/5/2009                        6208             6787            8318
7/6/2009                        6304             6805            8382
7/7/2009                        6274             6671            8363
7/8/2009                        6368             6664            8424
7/9/2009                        6239             6687            8338
7/10/2009                       6176             6660            8297
7/11/2009                       6176             6660            8297
7/12/2009                       6176             6660            8297
7/13/2009                       6375             6827            8426
7/14/2009                       6420             6863            8456
7/15/2009                       6529             7067            8528
7/16/2009                       6635             7128            8598
7/17/2009                       6575             7126            8559
7/18/2009                       6575             7126            8559
7/19/2009                       6575             7126            8559
7/20/2009                       6634             7207            8597
7/21/2009                       6831             7233            8724
7/22/2009                       6745             7231            8670
7/23/2009                       7058             7399            8873
7/24/2009                       7277             7422            9010
7/25/2009                       7277             7422            9010
7/26/2009                       7277             7422            9010
7/27/2009                       7282             7444            9013
7/28/2009                       7313             7425            9033
7/29/2009                       7353             7392            9058
7/30/2009                       7374             7481            9071
7/31/2009                       7283             7486            9015
8/1/2009                        7283             7486            9015
8/2/2009                        7283             7486            9015
8/3/2009                        7361             7601            9064
8/4/2009                        7360             7624            9064
8/5/2009                        7191             7604            8950
8/6/2009                        7046             7563            8861
8/7/2009                        7164             7664            8935
8/8/2009                        7164             7664            8935
8/9/2009                        7164             7664            8935
8/10/2009                       7269             7639            9002
8/11/2009                       7231             7544            8975
8/12/2009                       7287             7634            9006
8/13/2009                       7295             7687            9011
8/14/2009                       7256             7622            8987
8/15/2009                       7256             7622            8987
8/16/2009                       7256             7622            8987
8/17/2009                       7250             7438            8984
8/18/2009                       7238             7515            8976
8/19/2009                       7413             7568            9085
8/20/2009                       7505             7651            9141
8/21/2009                       7694             7795            9247
8/22/2009                       7694             7795            9247
8/23/2009                       7694             7795            9247
8/24/2009                       7750             7791            9281
8/25/2009                       7805             7809            9314
8/26/2009                       7764             7811            9290
8/27/2009                       7798             7834            9310
8/28/2009                       7656             7819            9225
8/29/2009                       7656             7819            9225
8/30/2009                       7656             7819            9225
8/31/2009                       7622             7756            9204
9/1/2009                        7424             7585            9084
9/2/2009                        7418             7562            9075
9/3/2009                        7409             7627            9070
9/4/2009                        7595             7728            9185
9/5/2009                        7595             7728            9185
9/6/2009                        7595             7728            9185
9/7/2009                        7595             7728            9185
9/8/2009                        7540             7797            9150
9/9/2009                        7687             7858            9240
9/10/2009                       7789             7940            9300
9/11/2009                       7781             7931            9296
9/12/2009                       7781             7931            9296
9/13/2009                       7781             7931            9296
9/14/2009                       7869             7982            9349
9/15/2009                       7741             8007            9273
9/16/2009                       7839             8130            9331
9/17/2009                       7839             8106            9332
9/18/2009                       7820             8127            9321
9/19/2009                       7820             8127            9321
9/20/2009                       7820             8127            9321
9/21/2009                       7922             8100            9381
9/22/2009                       7867             8153            9350
9/23/2009                       7697             8071            9248
9/24/2009                       7643             7995            9217
9/25/2009                       7623             7947            9204
9/26/2009                       7623             7947            9204
9/27/2009                       7623             7947            9204
9/28/2009                       7839             8090            9335
9/29/2009                       7823             8072            9325
9/30/2009                       7755             8046            9281
10/1/2009                       7499             7839            9127
10/2/2009                       7454             7804            9101
10/3/2009                       7454             7804            9101
10/4/2009                       7454             7804            9101
10/5/2009                       7530             7920            9148
10/6/2009                       7648             8028            9219
10/7/2009                       7689             8054            9243
10/8/2009                       7681             8115            9237
10/9/2009                       7834             8161            9330
10/10/2009                      7834             8161            9330
10/11/2009                      7834             8161            9330
10/12/2009                      7903             8196            9372
10/13/2009                      7752             8174            9278
10/14/2009                      7972             8318            9411
10/15/2009                      8071             8352            9469
10/16/2009                      8009             8285            9432
10/17/2009                      8009             8285            9432
10/18/2009                      8009             8285            9432
10/19/2009                      8166             8363            9526
10/20/2009                      8002             8311            9431
10/21/2009                      7786             8238            9305
10/22/2009                      7906             8327            9375
10/23/2009                      7738             8225            9276
10/24/2009                      7738             8225            9276
10/25/2009                      7738             8225            9276
10/26/2009                      7568             8129            9174
10/27/2009                      7654             8102            9227
10/28/2009                      7458             7945            9109
10/29/2009                      7607             8124            9200
10/30/2009                      7381             7896            9062
10/31/2009                      7381             7896            9062




    * Data Points for the line graph do not reflect the reinvestment of dividends on Securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (06/10/2008)
                                                              --------   ---------------
RYDEXSGI 2X SELECT SECTOR HEALTH CARE ETF...................    4.45 %          -19.60 %
HEALTH CARE SELECT SECTOR INDEX.............................    6.28 %           -6.65 %
S&P 500 TOTAL RETURN INDEX..................................    9.80 %          -15.61 %


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

 24


RYDEXSGI 2x S&P SELECT SECTOR HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
JOHNSON & JOHNSON, INC.                                                   12.17%
PFIZER, INC.                                                              10.26%
ABBOTT LABORATORIES                                                        4.96%
MERCK & CO., INC.                                                          4.87%
AMGEN, INC.                                                                4.08%
SCHERING-PLOUGH CORP.                                                      3.48%
BRISTOL-MYERS SQUIBB CO.                                                   3.24%
MEDTRONIC, INC.                                                            2.96%
GILEAD SCIENCES, INC.                                                      2.88%
ELI LILLY & CO.                                                            2.57%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Pharmaceuticals                              51.53
Health Care Providers & Services             16.73
Health Care Equipment & Supplies             15.39
Biotechnology                                12.74
Life Sciences Tools & Services                3.34
Health Care Technology                        0.27




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                                ANNUAL REPORT 25



RYDEXSGI INVERSE 2x S&P SELECT SECTOR HEALTH CARE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI Inverse 2x S&P Select Sector Health Care ETF returned -26.55%. Over the same time period, its benchmark, the Health Care Select Sector Index, returned 6.28%. For the period, RydexSGI Inverse 2x S&P Select Sector Health Care ETF achieved a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Health Care Select Sector Index.

With recovering financial markets, the health-care sector enjoyed a series of large merger and acquisition deals. Schering-Plough announced a reverse merger with Merck & Co. in March 2009, creating the second-largest pharmaceuticals manufacturer in the world. Health-care reform continues to be a hotly debated topic and is weighing on industry stocks. Health-care stocks slightly underperformed the S&P 500(R) Total Return Index, which was up 9.80% for the year.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                          RYDEX SGI INVERSE
                                2X S&P
                            SELECT SECTOR         S&P 500       HEALTH CARE
                             HEALTH CARE       TOTAL RETURN    SELECT SECTOR
                                 ETF               INDEX           INDEX
                          -----------------    ------------    -------------
6/10/2008                       10000              10000           10000
6/11/2008                       10288               9833            9855
6/12/2008                       10203               9866            9897
6/13/2008                        9949              10015           10021
6/14/2008                        9949              10015           10021
6/15/2008                        9949              10015           10021
6/16/2008                       10043              10016            9975
6/17/2008                       10128               9948            9934
6/18/2008                       10301               9851            9849
6/19/2008                       10193               9891            9902
6/20/2008                       10484               9708            9761
6/21/2008                       10484               9708            9761
6/22/2008                       10484               9708            9761
6/23/2008                       10420               9708            9792
6/24/2008                       10345               9681            9827
6/25/2008                       10175               9738            9910
6/26/2008                       10604               9455            9701
6/27/2008                       10479               9420            9759
6/28/2008                       10479               9420            9759
6/29/2008                       10479               9420            9759
6/30/2008                       10281               9432            9854
7/1/2008                        10177               9470            9904
7/2/2008                        10261               9298            9859
7/3/2008                        10243               9309            9871
7/4/2008                        10243               9309            9871
7/5/2008                        10243               9309            9871
7/6/2008                        10243               9309            9871
7/7/2008                        10341               9231            9825
7/8/2008                         9751               9392           10111
7/9/2008                         9819               9179           10076
7/10/2008                        9735               9243           10121
7/11/2008                        9967               9141            9999
7/12/2008                        9967               9141            9999
7/13/2008                        9967               9141            9999
7/14/2008                       10001               9059            9983
7/15/2008                        9753               8960           10109
7/16/2008                        9615               9186           10183
7/17/2008                        9471               9297           10260
7/18/2008                        9571               9299           10208
7/19/2008                        9571               9299           10208
7/20/2008                        9571               9299           10208
7/21/2008                        9805               9295           10083
7/22/2008                        9621               9420           10179
7/23/2008                        9412               9459           10290
7/24/2008                        9443               9240           10273
7/25/2008                        9327               9279           10339
7/26/2008                        9327               9279           10339
7/27/2008                        9327               9279           10339
7/28/2008                        9507               9106           10240
7/29/2008                        9375               9320           10313
7/30/2008                        9389               9476           10304
7/31/2008                        9327               9353           10340
8/1/2008                         9512               9301           10237
8/2/2008                         9512               9301           10237
8/3/2008                         9512               9301           10237
8/4/2008                         9279               9217           10366
8/5/2008                         8812               9483           10630
8/6/2008                         8760               9519           10645
8/7/2008                         8984               9349           10508
8/8/2008                         8556               9573           10762
8/9/2008                         8556               9573           10762
8/10/2008                        8556               9573           10762
8/11/2008                        8539               9642           10770
8/12/2008                        8587               9526           10741
8/13/2008                        8653               9501           10697
8/14/2008                        8579               9554           10743
8/15/2008                        8424               9594           10843
8/16/2008                        8424               9594           10843
8/17/2008                        8424               9594           10843
8/18/2008                        8593               9450           10734
8/19/2008                        8717               9363           10657
8/20/2008                        8804               9421           10604
8/21/2008                        8760               9446           10631
8/22/2008                        8596               9554           10725
8/23/2008                        8596               9554           10725
8/24/2008                        8596               9554           10725
8/25/2008                        8867               9366           10555
8/26/2008                        8860               9401           10560
8/27/2008                        8872               9478           10554
8/28/2008                        8724               9620           10643
8/29/2008                        8932               9488           10518
8/30/2008                        8932               9488           10518
8/31/2008                        8932               9488           10518
9/1/2008                         8932               9488           10518
9/2/2008                         8915               9450           10530
9/3/2008                         8893               9435           10537
9/4/2008                         9340               9153           10270
9/5/2008                         9435               9194           10219
9/6/2008                         9435               9194           10219
9/7/2008                         9435               9194           10219
9/8/2008                         9052               9384           10429
9/9/2008                         9356               9064           10253
9/10/2008                        9327               9120           10270
9/11/2008                        9077               9249           10409
9/12/2008                        9120               9269           10387
9/13/2008                        9120               9269           10387
9/14/2008                        9120               9269           10387
9/15/2008                        9483               8832           10181
9/16/2008                        9461               8987           10193
9/17/2008                       10080               8563            9857
9/18/2008                        9675               8937           10063
9/19/2008                        9566               9297           10123
9/20/2008                        9566               9297           10123
9/21/2008                        9566               9297           10123
9/22/2008                       10046               8942            9867
9/23/2008                       10157               8802            9820
9/24/2008                       10049               8785            9874
9/25/2008                        9728               8958           10033
9/26/2008                        9662               8988           10070
9/27/2008                        9662               8988           10070
9/28/2008                        9662               8988           10070
9/29/2008                       10769               8198            9484
9/30/2008                       10036               8643            9845
10/1/2008                       10042               8605            9841
10/2/2008                       10352               8259            9686
10/3/2008                       10486               8148            9625
10/4/2008                       10486               8148            9625
10/5/2008                       10486               8148            9625
10/6/2008                       11447               7834            9176
10/7/2008                       12225               7385            8856
10/8/2008                       12546               7305            8742
10/9/2008                       14337               6749            8119
10/10/2008                      15257               6670            7848
10/11/2008                      15257               6670            7848
10/12/2008                      15257               6670            7848
10/13/2008                      11451               7442            8826
10/14/2008                      11481               7403            8821
10/15/2008                      13003               6735            8224
10/16/2008                      12041               7021            8527
10/17/2008                      12031               6978            8532
10/18/2008                      12031               6978            8532
10/19/2008                      12031               6978            8532
10/20/2008                      11050               7310            8878
10/21/2008                      11395               7085            8744
10/22/2008                      12492               6654            8326
10/23/2008                      12099               6739            8456
10/24/2008                      12758               6506            8232
10/25/2008                      12758               6506            8232
10/26/2008                      12758               6506            8232
10/27/2008                      13581               6300            7960
10/28/2008                      11557               6979            8561
10/29/2008                      12103               6903            8363
10/30/2008                      11521               7082            8557
10/31/2008                      11204               7191            8670
11/1/2008                       11204               7191            8670
11/2/2008                       11204               7191            8670
11/3/2008                       11046               7173            8729
11/4/2008                       10696               7466            8869
11/5/2008                       11416               7077            8553
11/6/2008                       12128               6723            8290
11/7/2008                       11434               6920            8528
11/8/2008                       11434               6920            8528
11/9/2008                       11434               6920            8528
11/10/2008                      11547               6833            8483
11/11/2008                      11903               6682            8354
11/12/2008                      12738               6338            8057
11/13/2008                      11176               6778            8551
11/14/2008                      11940               6496            8257
11/15/2008                      11940               6496            8257
11/16/2008                      11940               6496            8257
11/17/2008                      12458               6329            8075
11/18/2008                      12248               6393            8143
11/19/2008                      13388               6002            7764
11/20/2008                      15078               5600            7268
11/21/2008                      13781               5955            7571
11/22/2008                      13781               5955            7571
11/23/2008                      13781               5955            7571
11/24/2008                      12899               6341            7813
11/25/2008                      12756               6383            7854
11/26/2008                      12451               6611            7949
11/27/2008                      12451               6611            7949
11/28/2008                      12144               6675            8046
11/29/2008                      12144               6675            8046
11/30/2008                      12144               6675            8046
12/1/2008                       13679               6080            7549
12/2/2008                       12765               6323            7804
12/3/2008                       12070               6490            8008
12/4/2008                       12637               6300            7823
12/5/2008                       11733               6530            8099
12/6/2008                       11733               6530            8099
12/7/2008                       11733               6530            8099
12/8/2008                       11495               6782            8181
12/9/2008                       12007               6625            7999
12/10/2008                      11903               6705            8047
12/11/2008                      11878               6515            8060
12/12/2008                      11815               6561            8090
12/13/2008                      11815               6561            8090
12/14/2008                      11815               6561            8090
12/15/2008                      11889               6478            8055
12/16/2008                      11182               6811            8399
12/17/2008                      11313               6746            8329
12/18/2008                      11234               6603            8372
12/19/2008                      11105               6623            8440
12/20/2008                      11105               6623            8440
12/21/2008                      11105               6623            8440
12/22/2008                      11208               6502            8384
12/23/2008                      11275               6440            8348
12/24/2008                      11263               6481            8354
12/25/2008                      11263               6481            8354
12/26/2008                      11238               6515            8368
12/27/2008                      11238               6515            8368
12/28/2008                      11238               6515            8368
12/29/2008                      11321               6492            8322
12/30/2008                      10925               6652            8522
12/31/2008                      10815               6746            8583
1/1/2009                        10815               6746            8583
1/2/2009                        10330               6961            8774
1/3/2009                        10330               6961            8774
1/4/2009                        10330               6961            8774
1/5/2009                        10516               6928            8694
1/6/2009                        10817               6982            8571
1/7/2009                        11027               6777            8488
1/8/2009                        10904               6800            8534
1/9/2009                        11104               6655            8457
1/10/2009                       11104               6655            8457
1/11/2009                       11104               6655            8457
1/12/2009                       11378               6505            8351
1/13/2009                       11180               6517            8419
1/14/2009                       11516               6300            8292
1/15/2009                       11346               6308            8352
1/16/2009                       11109               6356            8438
1/17/2009                       11109               6356            8438
1/18/2009                       11109               6356            8438
1/19/2009                       11109               6356            8438
1/20/2009                       11678               6020            8221
1/21/2009                       11171               6284            8402
1/22/2009                       11115               6188            8422
1/23/2009                       11094               6222            8430
1/24/2009                       11094               6222            8430
1/25/2009                       11094               6222            8430
1/26/2009                       11151               6256            8408
1/27/2009                       10711               6325            8575
1/28/2009                       10441               6538            8682
1/29/2009                       10701               6322            8574
1/30/2009                       10961               6178            8470
1/31/2009                       10961               6178            8470
2/1/2009                        10961               6178            8470
2/2/2009                        10750               6174            8552
2/3/2009                        10235               6272            8761
2/4/2009                        10381               6230            8680
2/5/2009                        10190               6332            8760
2/6/2009                        10002               6505            8841
2/7/2009                        10002               6505            8841
2/8/2009                        10002               6505            8841
2/9/2009                        10060               6515            8815
2/10/2009                       10721               6195            8525
2/11/2009                       10452               6247            8625
2/12/2009                       10243               6259            8710
2/13/2009                       10431               6198            8631
2/14/2009                       10431               6198            8631
2/15/2009                       10431               6198            8631
2/16/2009                       10431               6198            8631
2/17/2009                       10847               5916            8456
2/18/2009                       10865               5912            8449
2/19/2009                       10908               5845            8431
2/20/2009                       11125               5779            8337
2/21/2009                       11125               5779            8337
2/22/2009                       11125               5779            8337
2/23/2009                       11696               5579            8124
2/24/2009                       11240               5803            8282
2/25/2009                       11690               5742            8117
2/26/2009                       12854               5653            7703
2/27/2009                       13898               5520            7385
2/28/2009                       13898               5520            7385
3/1/2009                        13898               5520            7385
3/2/2009                        15015               5263            7073
3/3/2009                        15068               5229            7060
3/4/2009                        14265               5355            7243
3/5/2009                        15161               5128            7012
3/6/2009                        14825               5135            7087
3/7/2009                        14825               5135            7087
3/8/2009                        14825               5135            7087
3/9/2009                        15091               5084            7023
3/10/2009                       13925               5408            7293
3/11/2009                       14488               5423            7147
3/12/2009                       12994               5645            7517
3/13/2009                       12126               5689            7769
3/14/2009                       12126               5689            7769
3/15/2009                       12126               5689            7769
3/16/2009                       12430               5669            7671
3/17/2009                       11993               5852            7806
3/18/2009                       11990               5974            7807
3/19/2009                       12589               5896            7612
3/20/2009                       12542               5780            7626
3/21/2009                       12542               5780            7626
3/22/2009                       12542               5780            7626
3/23/2009                       11583               6190            7923
3/24/2009                       11960               6064            7793
3/25/2009                       11808               6122            7843
3/26/2009                       11484               6265            7949
3/27/2009                       11709               6139            7872
3/28/2009                       11709               6139            7872
3/29/2009                       11709               6139            7872
3/30/2009                       11873               5926            7816
3/31/2009                       11747               6003            7857
4/1/2009                        11790               6104            7836
4/2/2009                        11745               6280            7851
4/3/2009                        12122               6341            7726
4/4/2009                        12122               6341            7726
4/5/2009                        12122               6341            7726
4/6/2009                        11968               6288            7773
4/7/2009                        12155               6142            7714
4/8/2009                        11958               6215            7777
4/9/2009                        11810               6451            7824
4/10/2009                       11810               6451            7824
4/11/2009                       11810               6451            7824
4/12/2009                       11810               6451            7824
4/13/2009                       11715               6468            7851
4/14/2009                       11778               6339            7830
4/15/2009                       11624               6418            7882
4/16/2009                       11538               6518            7911
4/17/2009                       11321               6551            7985
4/18/2009                       11321               6551            7985
4/19/2009                       11321               6551            7985
4/20/2009                       11759               6271            7828
4/21/2009                       11958               6404            7761
4/22/2009                       12266               6356            7659
4/23/2009                       12228               6419            7671
4/24/2009                       12177               6527            7687
4/25/2009                       12177               6527            7687
4/26/2009                       12177               6527            7687
4/27/2009                       11952               6461            7758
4/28/2009                       11922               6444            7768
4/29/2009                       11770               6584            7816
4/30/2009                       11824               6578            7799
5/1/2009                        11853               6614            7789
5/2/2009                        11853               6614            7789
5/3/2009                        11853               6614            7789
5/4/2009                        11382               6838            7941
5/5/2009                        11200               6812            8004
5/6/2009                        11315               6933            7955
5/7/2009                        10756               6842            8151
5/8/2009                        10569               7007            8221
5/9/2009                        10569               7007            8221
5/10/2009                       10569               7007            8221
5/11/2009                       10808               6859            8125
5/12/2009                       10508               6852            8238
5/13/2009                       10523               6671            8228
5/14/2009                       10496               6741            8239
5/15/2009                       10740               6665            8143
5/16/2009                       10740               6665            8143
5/17/2009                       10740               6665            8143
5/18/2009                       10496               6868            8235
5/19/2009                       10618               6857            8187
5/20/2009                       10545               6823            8215
5/21/2009                       10794               6710            8108
5/22/2009                       10811               6701            8101
5/23/2009                       10811               6701            8101
5/24/2009                       10811               6701            8101
5/25/2009                       10811               6701            8101
5/26/2009                       10486               6877            8224
5/27/2009                       10711               6748            8137
5/28/2009                       10594               6853            8181
5/29/2009                       10269               6946            8308
5/30/2009                       10269               6946            8308
5/31/2009                       10269               6946            8308
6/1/2009                        10176               7125            8346
6/2/2009                         9957               7140            8437
6/3/2009                        10073               7043            8399
6/4/2009                        10283               7125            8295
6/5/2009                        10332               7108            8274
6/6/2009                        10332               7108            8274
6/7/2009                        10332               7108            8274
6/8/2009                        10543               7102            8188
6/9/2009                        10594               7127            8168
6/10/2009                       10669               7103            8138
6/11/2009                       10468               7148            8215
6/12/2009                       10366               7158            8255
6/13/2009                       10366               7158            8255
6/14/2009                       10366               7158            8255
6/15/2009                       10963               6988            8020
6/16/2009                       10918               6899            8036
6/17/2009                       10476               6890            8200
6/18/2009                       10010               6949            8383
6/19/2009                        9906               6970            8427
6/20/2009                        9906               6970            8427
6/21/2009                        9906               6970            8427
6/22/2009                       10298               6758            8260
6/23/2009                       10302               6774            8257
6/24/2009                       10176               6818            8306
6/25/2009                        9622               6964            8533
6/26/2009                        9604               6956            8540
6/27/2009                        9604               6956            8540
6/28/2009                        9604               6956            8540
6/29/2009                        9515               7019            8579
6/30/2009                        9651               6960            8518
7/1/2009                         9639               6991            8518
7/2/2009                        10087               6787            8318
7/3/2009                        10087               6787            8318
7/4/2009                        10087               6787            8318
7/5/2009                        10087               6787            8318
7/6/2009                         9931               6805            8382
7/7/2009                         9977               6671            8363
7/8/2009                         9829               6664            8424
7/9/2009                        10028               6687            8338
7/10/2009                       10125               6660            8297
7/11/2009                       10125               6660            8297
7/12/2009                       10125               6660            8297
7/13/2009                        9801               6827            8426
7/14/2009                        9732               6863            8456
7/15/2009                        9564               7067            8528
7/16/2009                        9409               7128            8598
7/17/2009                        9491               7126            8559
7/18/2009                        9491               7126            8559
7/19/2009                        9491               7126            8559
7/20/2009                        9407               7207            8597
7/21/2009                        9126               7233            8724
7/22/2009                        9241               7231            8670
7/23/2009                        8805               7399            8873
7/24/2009                        8530               7422            9010
7/25/2009                        8530               7422            9010
7/26/2009                        8530               7422            9010
7/27/2009                        8524               7444            9013
7/28/2009                        8485               7425            9033
7/29/2009                        8438               7392            9058
7/30/2009                        8414               7481            9071
7/31/2009                        8515               7486            9015
8/1/2009                         8515               7486            9015
8/2/2009                         8515               7486            9015
8/3/2009                         8422               7601            9064
8/4/2009                         8424               7624            9064
8/5/2009                         8619               7604            8950
8/6/2009                         8793               7563            8861
8/7/2009                         8645               7664            8935
8/8/2009                         8645               7664            8935
8/9/2009                         8645               7664            8935
8/10/2009                        8515               7639            9002
8/11/2009                        8560               7544            8975
8/12/2009                        8493               7634            9006
8/13/2009                        8483               7687            9011
8/14/2009                        8528               7622            8987
8/15/2009                        8528               7622            8987
8/16/2009                        8528               7622            8987
8/17/2009                        8534               7438            8984
8/18/2009                        8548               7515            8976
8/19/2009                        8341               7568            9085
8/20/2009                        8236               7651            9141
8/21/2009                        8027               7795            9247
8/22/2009                        8027               7795            9247
8/23/2009                        8027               7795            9247
8/24/2009                        7968               7791            9281
8/25/2009                        7909               7809            9314
8/26/2009                        7950               7811            9290
8/27/2009                        7917               7834            9310
8/28/2009                        8061               7819            9225
8/29/2009                        8061               7819            9225
8/30/2009                        8061               7819            9225
8/31/2009                        8098               7756            9204
9/1/2009                         8309               7585            9084
9/2/2009                         8313               7562            9075
9/3/2009                         8323               7627            9070
9/4/2009                         8110               7728            9185
9/5/2009                         8110               7728            9185
9/6/2009                         8110               7728            9185
9/7/2009                         8110               7728            9185
9/8/2009                         8167               7797            9150
9/9/2009                         8007               7858            9240
9/10/2009                        7901               7940            9300
9/11/2009                        7909               7931            9296
9/12/2009                        7909               7931            9296
9/13/2009                        7909               7931            9296
9/14/2009                        7818               7982            9349
9/15/2009                        7944               8007            9273
9/16/2009                        7846               8130            9331
9/17/2009                        7844               8106            9332
9/18/2009                        7861               8127            9321
9/19/2009                        7861               8127            9321
9/20/2009                        7861               8127            9321
9/21/2009                        7759               8100            9381
9/22/2009                        7812               8153            9350
9/23/2009                        7980               8071            9248
9/24/2009                        8033               7995            9217
9/25/2009                        8055               7947            9204
9/26/2009                        8055               7947            9204
9/27/2009                        8055               7947            9204
9/28/2009                        7826               8090            9335
9/29/2009                        7842               8072            9325
9/30/2009                        7909               8046            9281
10/1/2009                        8173               7839            9127
10/2/2009                        8219               7804            9101
10/3/2009                        8219               7804            9101
10/4/2009                        8219               7804            9101
10/5/2009                        8134               7920            9148
10/6/2009                        8006               8028            9219
10/7/2009                        7962               8054            9243
10/8/2009                        7970               8115            9237
10/9/2009                        7810               8161            9330
10/10/2009                       7810               8161            9330
10/11/2009                       7810               8161            9330
10/12/2009                       7739               8196            9372
10/13/2009                       7887               8174            9278
10/14/2009                       7660               8318            9411
10/15/2009                       7565               8352            9469
10/16/2009                       7623               8285            9432
10/17/2009                       7623               8285            9432
10/18/2009                       7623               8285            9432
10/19/2009                       7473               8363            9526
10/20/2009                       7623               8311            9431
10/21/2009                       7824               8238            9305
10/22/2009                       7706               8327            9375
10/23/2009                       7867               8225            9276
10/24/2009                       7867               8225            9276
10/25/2009                       7867               8225            9276
10/26/2009                       8041               8129            9174
10/27/2009                       7948               8102            9227
10/28/2009                       8150               7945            9109
10/29/2009                       7988               8124            9200
10/30/2009                       8228               7896            9062
10/31/2009                       8228               7896            9062




    * Data Points for the line graph do not reflect the reinvestment of dividends on Securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (06/10/2008)
                                                              --------   ---------------
RYDEXSGI INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF.......   -26.55%           -13.07%
HEALTH CARE SELECT SECTOR INDEX.............................     6.28%            -6.65%
S&P 500 TOTAL RETURN INDEX..................................     9.80%           -15.61%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

 26


RYDEXSGI 2x S&P SELECT SECTOR TECHNOLOGY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI 2x S&P Select Sector Technology ETF returned 41.45%. Over the same time period, its benchmark, the Technology Select Sector Index, returned 26.65%. For the period, RydexSGI Inverse 2x S&P Select Sector Technology ETF achieved a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Technology Select Sector Index.

Tech stocks rose sharply as the economy moved out of recession. Technology companies were able to cut costs amid lower tech spending and have benefited from the recent recovery in the economic environment. Although consumer spending remains weak, new technology products, such as Apple Inc.'s iPhone, stayed in high demand.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                             RYDEX SGI 2X
                              S&P SELECT          S&P 500
                          SECTOR TECHNOLOGY    TOTAL RETURN    TECHNOLOGY SELECT
                                 ETF               INDEX         SECTOR INDEX*
                          -----------------    ------------    -----------------
6/10/2008                       10000              10000             10000
6/11/2008                        9513               9833              9757
6/12/2008                        9623               9866              9813
6/13/2008                        9981              10015              9999
6/14/2008                        9981              10015              9999
6/15/2008                        9981              10015              9999
6/16/2008                       10008              10016             10013
6/17/2008                        9845               9948              9932
6/18/2008                        9599               9851              9808
6/19/2008                        9808               9891              9916
6/20/2008                        9320               9708              9670
6/21/2008                        9320               9708              9670
6/22/2008                        9320               9708              9670
6/23/2008                        9216               9708              9617
6/24/2008                        9165               9681              9591
6/25/2008                        9427               9738              9729
6/26/2008                        8784               9455              9396
6/27/2008                        8685               9420              9345
6/28/2008                        8685               9420              9345
6/29/2008                        8685               9420              9345
6/30/2008                        8629               9432              9316
7/1/2008                         8644               9470              9324
7/2/2008                         8355               9298              9168
7/3/2008                         8341               9309              9164
7/4/2008                         8341               9309              9164
7/5/2008                         8341               9309              9164
7/6/2008                         8341               9309              9164
7/7/2008                         8447               9231              9222
7/8/2008                         8637               9392              9311
7/9/2008                         8107               9179              9023
7/10/2008                        8317               9243              9140
7/11/2008                        8169               9141              9059
7/12/2008                        8169               9141              9059
7/13/2008                        8169               9141              9059
7/14/2008                        8015               9059              8974
7/15/2008                        8040               8960              8989
7/16/2008                        8352               9186              9163
7/17/2008                        8503               9297              9246
7/18/2008                        8311               9299              9142
7/19/2008                        8311               9299              9142
7/20/2008                        8311               9299              9142
7/21/2008                        8199               9295              9081
7/22/2008                        8164               9420              9063
7/23/2008                        8448               9459              9220
7/24/2008                        8084               9240              9021
7/25/2008                        8281               9279              9131
7/26/2008                        8281               9279              9131
7/27/2008                        8281               9279              9131
7/28/2008                        7924               9106              8934
7/29/2008                        8225               9320              9104
7/30/2008                        8313               9476              9153
7/31/2008                        8211               9353              9097
8/1/2008                         8100               9301              9037
8/2/2008                         8100               9301              9037
8/3/2008                         8100               9301              9037
8/4/2008                         8024               9217              8995
8/5/2008                         8483               9483              9246
8/6/2008                         8639               9519              9330
8/7/2008                         8596               9349              9307
8/8/2008                         9007               9573              9530
8/9/2008                         9007               9573              9530
8/10/2008                        9007               9573              9530
8/11/2008                        9144               9642              9604
8/12/2008                        9117               9526              9589
8/13/2008                        9065               9501              9563
8/14/2008                        9180               9554              9623
8/15/2008                        9233               9594              9653
8/16/2008                        9233               9594              9653
8/17/2008                        9233               9594              9653
8/18/2008                        8995               9450              9529
8/19/2008                        8744               9363              9393
8/20/2008                        8787               9421              9416
8/21/2008                        8753               9446              9399
8/22/2008                        9016               9554              9542
8/23/2008                        9016               9554              9542
8/24/2008                        9016               9554              9542
8/25/2008                        8681               9366              9365
8/26/2008                        8620               9401              9333
8/27/2008                        8784               9478              9420
8/28/2008                        8977               9620              9524
8/29/2008                        8576               9488              9313
8/30/2008                        8576               9488              9313
8/31/2008                        8576               9488              9313
9/1/2008                         8576               9488              9313
9/2/2008                         8411               9450              9224
9/3/2008                         8167               9435              9091
9/4/2008                         7628               9153              8791
9/5/2008                         7585               9194              8767
9/6/2008                         7585               9194              8767
9/7/2008                         7585               9194              8767
9/8/2008                         7724               9384              8847
9/9/2008                         7428               9064              8678
9/10/2008                        7448               9120              8690
9/11/2008                        7608               9249              8783
9/12/2008                        7615               9269              8788
9/13/2008                        7615               9269              8788
9/14/2008                        7615               9269              8788
9/15/2008                        7035               8832              8454
9/16/2008                        7080               8987              8482
9/17/2008                        6388               8563              8070
9/18/2008                        6887               8937              8380
9/19/2008                        7318               9297              8642
9/20/2008                        7318               9297              8642
9/21/2008                        7318               9297              8642
9/22/2008                        6758               8942              8314
9/23/2008                        6620               8802              8232
9/24/2008                        6714               8785              8290
9/25/2008                        7007               8958              8473
9/26/2008                        7031               8988              8489
9/27/2008                        7031               8988              8489
9/28/2008                        7031               8988              8489
9/29/2008                        5772               8198              7729
9/30/2008                        6318               8643              8100
10/1/2008                        6180               8605              7952
10/2/2008                        5700               8259              7647
10/3/2008                        5620               8148              7594
10/4/2008                        5620               8148              7594
10/5/2008                        5620               8148              7594
10/6/2008                        5150               7834              7282
10/7/2008                        4505               7385              6861
10/8/2008                        4403               7305              6770
10/9/2008                        4032               6749              6494
10/10/2008                       3956               6670              6437
10/11/2008                       3956               6670              6437
10/12/2008                       3956               6670              6437
10/13/2008                       4944               7442              7234
10/14/2008                       4646               7403              7015
10/15/2008                       3905               6735              6467
10/16/2008                       4260               7021              6759
10/17/2008                       4227               6978              6735
10/18/2008                       4227               6978              6735
10/19/2008                       4227               6978              6735
10/20/2008                       4558               7310              6994
10/21/2008                       4080               7085              6626
10/22/2008                       3662               6654              6289
10/23/2008                       3710               6739              6331
10/24/2008                       3507               6506              6158
10/25/2008                       3507               6506              6158
10/26/2008                       3507               6506              6158
10/27/2008                       3379               6300              6048
10/28/2008                       4155               6979              6743
10/29/2008                       4018               6903              6630
10/30/2008                       4174               7082              6762
10/31/2008                       4163               7191              6755
11/1/2008                        4163               7191              6755
11/2/2008                        4163               7191              6755
11/3/2008                        4194               7173              6781
11/4/2008                        4521               7466              7044
11/5/2008                        4014               7077              6645
11/6/2008                        3595               6723              6294
11/7/2008                        3784               6920              6460
11/8/2008                        3784               6920              6460
11/9/2008                        3784               6920              6460
11/10/2008                       3681               6833              6372
11/11/2008                       3528               6682              6239
11/12/2008                       3184               6338              5932
11/13/2008                       3606               6778              6322
11/14/2008                       3277               6496              6030
11/15/2008                       3277               6496              6030
11/16/2008                       3277               6496              6030
11/17/2008                       3079               6329              5855
11/18/2008                       3162               6393              5930
11/19/2008                       2793               6002              5584
11/20/2008                       2539               5600              5334
11/21/2008                       2817               5955              5630
11/22/2008                       2817               5955              5630
11/23/2008                       2817               5955              5630
11/24/2008                       3181               6341              5988
11/25/2008                       3125               6383              5937
11/26/2008                       3401               6611              6198
11/27/2008                       3401               6611              6198
11/28/2008                       3400               6675              6197
11/29/2008                       3400               6675              6197
11/30/2008                       3400               6675              6197
12/1/2008                        2907               6080              5745
12/2/2008                        3121               6323              5957
12/3/2008                        3300               6490              6127
12/4/2008                        3038               6300              5885
12/5/2008                        3242               6530              6085
12/6/2008                        3242               6530              6085
12/7/2008                        3242               6530              6085
12/8/2008                        3574               6782              6397
12/9/2008                        3506               6625              6335
12/10/2008                       3510               6705              6338
12/11/2008                       3308               6515              6154
12/12/2008                       3439               6561              6279
12/13/2008                       3439               6561              6279
12/14/2008                       3439               6561              6279
12/15/2008                       3304               6478              6153
12/16/2008                       3619               6811              6444
12/17/2008                       3526               6746              6360
12/18/2008                       3367               6603              6216
12/19/2008                       3430               6623              6275
12/20/2008                       3430               6623              6275
12/21/2008                       3430               6623              6275
12/22/2008                       3306               6502              6162
12/23/2008                       3240               6440              6100
12/24/2008                       3255               6481              6113
12/25/2008                       3255               6481              6113
12/26/2008                       3276               6515              6134
12/27/2008                       3276               6515              6134
12/28/2008                       3276               6515              6134
12/29/2008                       3243               6492              6102
12/30/2008                       3377               6652              6229
12/31/2008                       3443               6746              6292
1/1/2009                         3443               6746              6292
1/2/2009                         3721               6961              6544
1/3/2009                         3721               6961              6544
1/4/2009                         3721               6961              6544
1/5/2009                         3666               6928              6497
1/6/2009                         3846               6982              6656
1/7/2009                         3600               6777              6426
1/8/2009                         3663               6800              6484
1/9/2009                         3493               6655              6333
1/10/2009                        3493               6655              6333
1/11/2009                        3493               6655              6333
1/12/2009                        3380               6505              6231
1/13/2009                        3368               6517              6220
1/14/2009                        3141               6300              6010
1/15/2009                        3178               6308              6047
1/16/2009                        3236               6356              6103
1/17/2009                        3236               6356              6103
1/18/2009                        3236               6356              6103
1/19/2009                        3236               6356              6103
1/20/2009                        2941               6020              5825
1/21/2009                        3240               6284              6119
1/22/2009                        3099               6188              5987
1/23/2009                        3205               6222              6089
1/24/2009                        3205               6222              6089
1/25/2009                        3205               6222              6089
1/26/2009                        3284               6256              6164
1/27/2009                        3308               6325              6187
1/28/2009                        3505               6538              6370
1/29/2009                        3269               6322              6156
1/30/2009                        3104               6178              6000
1/31/2009                        3104               6178              6000
2/1/2009                         3104               6178              6000
2/2/2009                         3201               6174              6093
2/3/2009                         3319               6272              6205
2/4/2009                         3309               6230              6193
2/5/2009                         3447               6332              6322
2/6/2009                         3677               6505              6530
2/7/2009                         3677               6505              6530
2/8/2009                         3677               6505              6530
2/9/2009                         3682               6515              6535
2/10/2009                        3356               6195              6244
2/11/2009                        3386               6247              6270
2/12/2009                        3415               6259              6298
2/13/2009                        3405               6198              6288
2/14/2009                        3405               6198              6288
2/15/2009                        3405               6198              6288
2/16/2009                        3405               6198              6288
2/17/2009                        3100               5916              6005
2/18/2009                        3110               5912              6013
2/19/2009                        2953               5845              5862
2/20/2009                        2981               5779              5890
2/21/2009                        2981               5779              5890
2/22/2009                        2981               5779              5890
2/23/2009                        2730               5579              5642
2/24/2009                        2917               5803              5831
2/25/2009                        2921               5742              5834
2/26/2009                        2868               5653              5782
2/27/2009                        2842               5520              5756
2/28/2009                        2842               5520              5756
3/1/2009                         2842               5520              5756
3/2/2009                         2651               5263              5566
3/3/2009                         2649               5229              5563
3/4/2009                         2789               5355              5710
3/5/2009                         2610               5128              5525
3/6/2009                         2560               5135              5474
3/7/2009                         2560               5135              5474
3/8/2009                         2560               5135              5474
3/9/2009                         2421               5084              5326
3/10/2009                        2763               5408              5707
3/11/2009                        2866               5423              5813
3/12/2009                        3035               5645              5983
3/13/2009                        3035               5689              5983
3/14/2009                        3035               5689              5983
3/15/2009                        3035               5689              5983
3/16/2009                        2946               5669              5895
3/17/2009                        3177               5852              6126
3/18/2009                        3277               5974              6222
3/19/2009                        3291               5896              6235
3/20/2009                        3180               5780              6131
3/21/2009                        3180               5780              6131
3/22/2009                        3180               5780              6131
3/23/2009                        3578               6190              6515
3/24/2009                        3452               6064              6402
3/25/2009                        3452               6122              6402
3/26/2009                        3689               6265              6624
3/27/2009                        3519               6139              6470
3/28/2009                        3519               6139              6470
3/29/2009                        3519               6139              6470
3/30/2009                        3312               5926              6280
3/31/2009                        3421               6003              6384
4/1/2009                         3590               6104              6544
4/2/2009                         3819               6280              6749
4/3/2009                         3920               6341              6839
4/4/2009                         3920               6341              6839
4/5/2009                         3920               6341              6839
4/6/2009                         3848               6288              6775
4/7/2009                         3643               6142              6579
4/8/2009                         3744               6215              6669
4/9/2009                         3972               6451              6874
4/10/2009                        3972               6451              6874
4/11/2009                        3972               6451              6874
4/12/2009                        3972               6451              6874
4/13/2009                        3921               6468              6830
4/14/2009                        3830               6339              6751
4/15/2009                        3803               6418              6727
4/16/2009                        4018               6518              6918
4/17/2009                        4002               6551              6905
4/18/2009                        4002               6551              6905
4/19/2009                        4002               6551              6905
4/20/2009                        3752               6271              6690
4/21/2009                        3886               6404              6810
4/22/2009                        3912               6356              6832
4/23/2009                        3934               6419              6853
4/24/2009                        4092               6527              6992
4/25/2009                        4092               6527              6992
4/26/2009                        4092               6527              6992
4/27/2009                        4027               6461              6937
4/28/2009                        4006               6444              6919
4/29/2009                        4131               6584              7026
4/30/2009                        4155               6578              7047
5/1/2009                         4213               6614              7096
5/2/2009                         4213               6614              7096
5/3/2009                         4213               6614              7096
5/4/2009                         4381               6838              7238
5/5/2009                         4357               6812              7216
5/6/2009                         4370               6933              7223
5/7/2009                         4085               6842              6988
5/8/2009                         4077               7007              6981
5/9/2009                         4077               7007              6981
5/10/2009                        4077               7007              6981
5/11/2009                        4082               6859              6986
5/12/2009                        4056               6852              6963
5/13/2009                        3852               6671              6790
5/14/2009                        3947               6741              6873
5/15/2009                        3926               6665              6855
5/16/2009                        3926               6665              6855
5/17/2009                        3926               6665              6855
5/18/2009                        4107               6868              7012
5/19/2009                        4154               6857              7049
5/20/2009                        4094               6823              6999
5/21/2009                        3952               6710              6876
5/22/2009                        3916               6701              6845
5/23/2009                        3916               6701              6845
5/24/2009                        3916               6701              6845
5/25/2009                        3916               6701              6845
5/26/2009                        4171               6877              7069
5/27/2009                        4100               6748              7007
5/28/2009                        4214               6853              7104
5/29/2009                        4302               6946              7179
5/30/2009                        4302               6946              7179
5/31/2009                        4302               6946              7179
6/1/2009                         4532               7125              7373
6/2/2009                         4507               7140              7353
6/3/2009                         4439               7043              7308
6/4/2009                         4562               7125              7399
6/5/2009                         4592               7108              7424
6/6/2009                         4592               7108              7424
6/7/2009                         4592               7108              7424
6/8/2009                         4558               7102              7396
6/9/2009                         4632               7127              7456
6/10/2009                        4635               7103              7458
6/11/2009                        4687               7148              7499
6/12/2009                        4685               7158              7497
6/13/2009                        4685               7158              7497
6/14/2009                        4685               7158              7497
6/15/2009                        4541               6988              7381
6/16/2009                        4445               6899              7304
6/17/2009                        4487               6890              7339
6/18/2009                        4462               6949              7315
6/19/2009                        4532               6970              7374
6/20/2009                        4532               6970              7374
6/21/2009                        4532               6970              7374
6/22/2009                        4323               6758              7205
6/23/2009                        4336               6774              7216
6/24/2009                        4440               6818              7304
6/25/2009                        4596               6964              7433
6/26/2009                        4591               6956              7428
6/27/2009                        4591               6956              7428
6/28/2009                        4591               6956              7428
6/29/2009                        4660               7019              7483
6/30/2009                        4582               6960              7421
7/1/2009                         4631               6991              7462
7/2/2009                         4413               6787              7287
7/3/2009                         4413               6787              7287
7/4/2009                         4413               6787              7287
7/5/2009                         4413               6787              7287
7/6/2009                         4396               6805              7272
7/7/2009                         4182               6671              7095
7/8/2009                         4169               6664              7069
7/9/2009                         4211               6687              7106
7/10/2009                        4237               6660              7127
7/11/2009                        4237               6660              7127
7/12/2009                        4237               6660              7127
7/13/2009                        4407               6827              7269
7/14/2009                        4416               6863              7276
7/15/2009                        4758               7067              7557
7/16/2009                        4885               7128              7658
7/17/2009                        4979               7126              7732
7/18/2009                        4979               7126              7732
7/19/2009                        4979               7126              7732
7/20/2009                        5084               7207              7814
7/21/2009                        5141               7233              7858
7/22/2009                        5189               7231              7895
7/23/2009                        5399               7399              8056
7/24/2009                        5337               7422              8010
7/25/2009                        5337               7422              8010
7/26/2009                        5337               7422              8010
7/27/2009                        5317               7444              7995
7/28/2009                        5350               7425              8020
7/29/2009                        5331               7392              8006
7/30/2009                        5393               7481              8051
7/31/2009                        5363               7486              8029
8/1/2009                         5363               7486              8029
8/2/2009                         5363               7486              8029
8/3/2009                         5500               7601              8132
8/4/2009                         5491               7624              8125
8/5/2009                         5385               7604              8043
8/6/2009                         5305               7563              7981
8/7/2009                         5391               7664              8046
8/8/2009                         5391               7664              8046
8/9/2009                         5391               7664              8046
8/10/2009                        5333               7639              8003
8/11/2009                        5223               7544              7920
8/12/2009                        5395               7634              8050
8/13/2009                        5475               7687              8110
8/14/2009                        5382               7622              8042
8/15/2009                        5382               7622              8042
8/16/2009                        5382               7622              8042
8/17/2009                        5107               7438              7835
8/18/2009                        5246               7515              7937
8/19/2009                        5293               7568              7973
8/20/2009                        5399               7651              8053
8/21/2009                        5570               7795              8181
8/22/2009                        5570               7795              8181
8/23/2009                        5570               7795              8181
8/24/2009                        5565               7791              8177
8/25/2009                        5576               7809              8184
8/26/2009                        5595               7811              8198
8/27/2009                        5620               7834              8216
8/28/2009                        5638               7819              8230
8/29/2009                        5638               7819              8230
8/30/2009                        5638               7819              8230
8/31/2009                        5538               7756              8157
9/1/2009                         5317               7585              7994
9/2/2009                         5310               7562              7989
9/3/2009                         5356               7627              8023
9/4/2009                         5537               7728              8158
9/5/2009                         5537               7728              8158
9/6/2009                         5537               7728              8158
9/7/2009                         5537               7728              8158
9/8/2009                         5623               7797              8222
9/9/2009                         5707               7858              8282
9/10/2009                        5876               7940              8406
9/11/2009                        5868               7931              8400
9/12/2009                        5868               7931              8400
9/13/2009                        5868               7931              8400
9/14/2009                        5872               7982              8403
9/15/2009                        5938               8007              8450
9/16/2009                        6023               8130              8511
9/17/2009                        5977               8106              8478
9/18/2009                        6026               8127              8513
9/19/2009                        6026               8127              8513
9/20/2009                        6026               8127              8513
9/21/2009                        6018               8100              8507
9/22/2009                        6043               8153              8526
9/23/2009                        6034               8071              8519
9/24/2009                        5963               7995              8469
9/25/2009                        5883               7947              8414
9/26/2009                        5883               7947              8414
9/27/2009                        5883               7947              8414
9/28/2009                        6085               8090              8557
9/29/2009                        6003               8072              8500
9/30/2009                        6018               8046              8510
10/1/2009                        5694               7839              8281
10/2/2009                        5655               7804              8253
10/3/2009                        5655               7804              8253
10/4/2009                        5655               7804              8253
10/5/2009                        5749               7920              8322
10/6/2009                        5953               8028              8470
10/7/2009                        5973               8054              8468
10/8/2009                        5999               8115              8487
10/9/2009                        6103               8161              8560
10/10/2009                       6103               8161              8560
10/11/2009                       6103               8161              8560
10/12/2009                       6131               8196              8580
10/13/2009                       6138               8174              8585
10/14/2009                       6292               8318              8692
10/15/2009                       6300               8352              8698
10/16/2009                       6174               8285              8612
10/17/2009                       6174               8285              8612
10/18/2009                       6174               8285              8612
10/19/2009                       6296               8363              8696
10/20/2009                       6286               8311              8689
10/21/2009                       6263               8238              8674
10/22/2009                       6335               8327              8724
10/23/2009                       6275               8225              8683
10/24/2009                       6275               8225              8683
10/25/2009                       6275               8225              8683
10/26/2009                       6217               8129              8643
10/27/2009                       6132               8102              8585
10/28/2009                       5971               7945              8471
10/29/2009                       6185               8124              8622
10/30/2009                       5890               7896              8416
10/31/2009                       5890               7896              8416




    * Data Points for the line graph do not reflect the reinvestment of dividends on Securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (06/10/2008)
                                                              --------   ---------------
RYDEXSGI 2X SELECT SECTOR TECHNOLOGY ETF....................    41.45%           -31.64%
TECHNOLOGY SELECT SECTOR INDEX..............................    26.65%           -13.58%
S&P 500 TOTAL RETURN INDEX..................................     9.80%           -15.61%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 27



RYDEXSGI 2x S&P SELECT SECTOR TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
MICROSOFT CORP.                                                            9.00%
APPLE, INC.                                                                7.07%
INTERNATIONAL BUSINESS MACHINES CORP.                                      6.62%
AT&T, INC.                                                                 6.34%
CISCO SYSTEMS, INC.                                                        5.52%
GOOGLE, INC. -- CLASS A                                                    5.40%
HEWLETT-PACKARD CO.                                                        3.91%
INTEL CORP.                                                                3.82%
VERIZON COMMUNICATIONS, INC.                                               3.53%
ORACLE CORP.                                                               3.47%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Computers & Peripherals                      25.72
Software                                     19.76
Diversified Telecommunication Services       12.82
Communications Equipment                     12.23
Semiconductors & Semiconductor Equipment     10.82
Internet Software & Services                  9.05
IT Services                                   5.49
Electronic Equipment & Instruments            2.49
Wireless Telecommunication Services           1.28
Office Electronics                            0.34




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 28


RYDEXSGI INVERSE 2x S&P SELECT SECTOR TECHNOLOGY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2009, RydexSGI Inverse 2x S&P Select Sector Technology ETF returned -57.07%. Over the same time period, its benchmark, the Technology Select Sector Index, returned 26.65%. For the period since its inception, the RydexSGI Inverse 2x S&P Select Sector Technology ETF achieved a daily correlation of 99% to its benchmark of -200% of the daily price movement of the Technology Select Sector Index.

Technology stocks rose sharply as the economy moved out of recession. Tech companies were able to cut costs amid lower tech spending and have benefited from the recent recovery in the economic environment. Although consumer spending remains weak, new technology products, such as Apple Inc.'s iPhone, stayed in high demand.

Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

          CUMULATIVE FUND PERFORMANCE: JUNE 10, 2008 - OCTOBER 31, 2009

(PERFORMANCE GRAPH)

                          RYDEX SGI INVERSE
                                2X S&P            S&P 500
                            SELECT SECTOR      TOTAL RETURN    TECHNOLOGY SELECT
                            TECHNOLOGY ETF         INDEX         SECTOR INDEX*
                          -----------------    ------------    -----------------
6/10/2008                       10000              10000             10000
6/11/2008                       10483               9833              9757
6/12/2008                       10364               9866              9813
6/13/2008                        9971              10015              9999
6/14/2008                        9971              10015              9999
6/15/2008                        9971              10015              9999
6/16/2008                        9944              10016             10013
6/17/2008                       10105               9948              9932
6/18/2008                       10359               9851              9808
6/19/2008                       10133               9891              9916
6/20/2008                       10637               9708              9670
6/21/2008                       10637               9708              9670
6/22/2008                       10637               9708              9670
6/23/2008                       10755               9708              9617
6/24/2008                       10813               9681              9591
6/25/2008                       10507               9738              9729
6/26/2008                       11224               9455              9396
6/27/2008                       11351               9420              9345
6/28/2008                       11351               9420              9345
6/29/2008                       11351               9420              9345
6/30/2008                       11423               9432              9316
7/1/2008                        11404               9470              9324
7/2/2008                        11785               9298              9168
7/3/2008                        11805               9309              9164
7/4/2008                        11805               9309              9164
7/5/2008                        11805               9309              9164
7/6/2008                        11805               9309              9164
7/7/2008                        11661               9231              9222
7/8/2008                        11405               9392              9311
7/9/2008                        12116               9179              9023
7/10/2008                       11805               9243              9140
7/11/2008                       12021               9141              9059
7/12/2008                       12021               9141              9059
7/13/2008                       12021               9141              9059
7/14/2008                       12253               9059              8974
7/15/2008                       12215               8960              8989
7/16/2008                       11752               9186              9163
7/17/2008                       11540               9297              9246
7/18/2008                       11803               9299              9142
7/19/2008                       11803               9299              9142
7/20/2008                       11803               9299              9142
7/21/2008                       11960               9295              9081
7/22/2008                       12012               9420              9063
7/23/2008                       11592               9459              9220
7/24/2008                       12093               9240              9021
7/25/2008                       11805               9279              9131
7/26/2008                       11805               9279              9131
7/27/2008                       11805               9279              9131
7/28/2008                       12316               9106              8934
7/29/2008                       11851               9320              9104
7/30/2008                       11724               9476              9153
7/31/2008                       11869               9353              9097
8/1/2008                        12028               9301              9037
8/2/2008                        12028               9301              9037
8/3/2008                        12028               9301              9037
8/4/2008                        12137               9217              8995
8/5/2008                        11455               9483              9246
8/6/2008                        11241               9519              9330
8/7/2008                        11297               9349              9307
8/8/2008                        10759               9573              9530
8/9/2008                        10759               9573              9530
8/10/2008                       10759               9573              9530
8/11/2008                       10595               9642              9604
8/12/2008                       10627               9526              9589
8/13/2008                       10688               9501              9563
8/14/2008                       10552               9554              9623
8/15/2008                       10492               9594              9653
8/16/2008                       10492               9594              9653
8/17/2008                       10492               9594              9653
8/18/2008                       10761               9450              9529
8/19/2008                       11063               9363              9393
8/20/2008                       11008               9421              9416
8/21/2008                       11051               9446              9399
8/22/2008                       10720               9554              9542
8/23/2008                       10720               9554              9542
8/24/2008                       10720               9554              9542
8/25/2008                       11116               9366              9365
8/26/2008                       11195               9401              9333
8/27/2008                       10987               9478              9420
8/28/2008                       10745               9620              9524
8/29/2008                       11224               9488              9313
8/30/2008                       11224               9488              9313
8/31/2008                       11224               9488              9313
9/1/2008                        11224               9488              9313
9/2/2008                        11435               9450              9224
9/3/2008                        11767               9435              9091
9/4/2008                        12537               9153              8791
9/5/2008                        12605               9194              8767
9/6/2008                        12605               9194              8767
9/7/2008                        12605               9194              8767
9/8/2008                        12383               9384              8847
9/9/2008                        12849               9064              8678
9/10/2008                       12816               9120              8690
9/11/2008                       12545               9249              8783
9/12/2008                       12536               9269              8788
9/13/2008                       12536               9269              8788
9/14/2008                       12536               9269              8788
9/15/2008                       13491               8832              8454
9/16/2008                       13407               8987              8482
9/17/2008                       14705               8563              8070
9/18/2008                       13631               8937              8380
9/19/2008                       12808               9297              8642
9/20/2008                       12808               9297              8642
9/21/2008                       12808               9297              8642
9/22/2008                       13758               8942              8314
9/23/2008                       14043               8802              8232
9/24/2008                       13855               8785              8290
9/25/2008                       13238               8958              8473
9/26/2008                       13194               8988              8489
9/27/2008                       13194               8988              8489
9/28/2008                       13194               8988              8489
9/29/2008                       15512               8198              7729
9/30/2008                       14386               8643              8100
10/1/2008                       14542               8605              7952
10/2/2008                       15614               8259              7647
10/3/2008                       15829               8148              7594
10/4/2008                       15829               8148              7594
10/5/2008                       15829               8148              7594
10/6/2008                       17077               7834              7282
10/7/2008                       19279               7385              6861
10/8/2008                       19701               7305              6770
10/9/2008                       21357               6749              6494
10/10/2008                      21758               6670              6437
10/11/2008                      21758               6670              6437
10/12/2008                      21758               6670              6437
10/13/2008                      16461               7442              7234
10/14/2008                      17502               7403              7015
10/15/2008                      20103               6735              6467
10/16/2008                      18326               7021              6759
10/17/2008                      18465               6978              6735
10/18/2008                      18465               6978              6735
10/19/2008                      18465               6978              6735
10/20/2008                      17065               7310              6994
10/21/2008                      18893               7085              6626
10/22/2008                      20790               6654              6289
10/23/2008                      20516               6739              6331
10/24/2008                      21657               6506              6158
10/25/2008                      21657               6506              6158
10/26/2008                      21657               6506              6158
10/27/2008                      22401               6300              6048
10/28/2008                      17412               6979              6743
10/29/2008                      17990               6903              6630
10/30/2008                      17238               7082              6762
10/31/2008                      17279               7191              6755
11/1/2008                       17279               7191              6755
11/2/2008                       17279               7191              6755
11/3/2008                       17150               7173              6781
11/4/2008                       15845               7466              7044
11/5/2008                       17600               7077              6645
11/6/2008                       19469               6723              6294
11/7/2008                       18443               6920              6460
11/8/2008                       18443               6920              6460
11/9/2008                       18443               6920              6460
11/10/2008                      18955               6833              6372
11/11/2008                      19752               6682              6239
11/12/2008                      21697               6338              5932
11/13/2008                      18845               6778              6322
11/14/2008                      20596               6496              6030
11/15/2008                      20596               6496              6030
11/16/2008                      20596               6496              6030
11/17/2008                      21757               6329              5855
11/18/2008                      21169               6393              5930
11/19/2008                      23656               6002              5584
11/20/2008                      25713               5600              5334
11/21/2008                      22845               5955              5630
11/22/2008                      22845               5955              5630
11/23/2008                      22845               5955              5630
11/24/2008                      19946               6341              5988
11/25/2008                      20258               6383              5937
11/26/2008                      18490               6611              6198
11/27/2008                      18490               6611              6198
11/28/2008                      18494               6675              6197
11/29/2008                      18494               6675              6197
11/30/2008                      18494               6675              6197
12/1/2008                       21244               6080              5745
12/2/2008                       19693               6323              5957
12/3/2008                       18577               6490              6127
12/4/2008                       20071               6300              5885
12/5/2008                       18677               6530              6085
12/6/2008                       18677               6530              6085
12/7/2008                       18677               6530              6085
12/8/2008                       16790               6782              6397
12/9/2008                       17108               6625              6335
12/10/2008                      17092               6705              6338
12/11/2008                      17497               6515              6154
12/12/2008                      17199               6561              6279
12/13/2008                      17199               6561              6279
12/14/2008                      17199               6561              6279
12/15/2008                      17481               6478              6153
12/16/2008                      16799               6811              6444
12/17/2008                      16976               6746              6360
12/18/2008                      17277               6603              6216
12/19/2008                      17141               6623              6275
12/20/2008                      17141               6623              6275
12/21/2008                      17141               6623              6275
12/22/2008                      17393               6502              6162
12/23/2008                      17544               6440              6100
12/24/2008                      17511               6481              6113
12/25/2008                      17511               6481              6113
12/26/2008                      17462               6515              6134
12/27/2008                      17462               6515              6134
12/28/2008                      17462               6515              6134
12/29/2008                      17536               6492              6102
12/30/2008                      17226               6652              6229
12/31/2008                      17080               6746              6292
1/1/2009                        17080               6746              6292
1/2/2009                        15713               6961              6544
1/3/2009                        15713               6961              6544
1/4/2009                        15713               6961              6544
1/5/2009                        15938               6928              6497
1/6/2009                        15155               6982              6656
1/7/2009                        16126               6777              6426
1/8/2009                        15836               6800              6484
1/9/2009                        16582               6655              6333
1/10/2009                       16582               6655              6333
1/11/2009                       16582               6655              6333
1/12/2009                       17107               6505              6231
1/13/2009                       17170               6517              6220
1/14/2009                       18319               6300              6010
1/15/2009                       18091               6308              6047
1/16/2009                       17747               6356              6103
1/17/2009                       17747               6356              6103
1/18/2009                       17747               6356              6103
1/19/2009                       17747               6356              6103
1/20/2009                       19365               6020              5825
1/21/2009                       17417               6284              6119
1/22/2009                       18173               6188              5987
1/23/2009                       17566               6222              6089
1/24/2009                       17566               6222              6089
1/25/2009                       17566               6222              6089
1/26/2009                       17140               6256              6164
1/27/2009                       17011               6325              6187
1/28/2009                       15997               6538              6370
1/29/2009                       17074               6322              6156
1/30/2009                       17936               6178              6000
1/31/2009                       17936               6178              6000
2/1/2009                        17936               6178              6000
2/2/2009                        17378               6174              6093
2/3/2009                        16760               6272              6205
2/4/2009                        16810               6230              6193
2/5/2009                        16110               6332              6322
2/6/2009                        15033               6505              6530
2/7/2009                        15033               6505              6530
2/8/2009                        15033               6505              6530
2/9/2009                        15014               6515              6535
2/10/2009                       16361               6195              6244
2/11/2009                       16215               6247              6270
2/12/2009                       16067               6259              6298
2/13/2009                       16120               6198              6288
2/14/2009                       16120               6198              6288
2/15/2009                       16120               6198              6288
2/16/2009                       16120               6198              6288
2/17/2009                       17513               5916              6005
2/18/2009                       17467               5912              6013
2/19/2009                       18348               5845              5862
2/20/2009                       18173               5779              5890
2/21/2009                       18173               5779              5890
2/22/2009                       18173               5779              5890
2/23/2009                       19715               5579              5642
2/24/2009                       18414               5803              5831
2/25/2009                       18391               5742              5834
2/26/2009                       18712               5653              5782
2/27/2009                       18870               5520              5756
2/28/2009                       18870               5520              5756
3/1/2009                        18870               5520              5756
3/2/2009                        20085               5263              5566
3/3/2009                        20105               5229              5563
3/4/2009                        19038               5355              5710
3/5/2009                        20240               5128              5525
3/6/2009                        20613               5135              5474
3/7/2009                        20613               5135              5474
3/8/2009                        20613               5135              5474
3/9/2009                        21729               5084              5326
3/10/2009                       18603               5408              5707
3/11/2009                       17893               5423              5813
3/12/2009                       16836               5645              5983
3/13/2009                       16833               5689              5983
3/14/2009                       16833               5689              5983
3/15/2009                       16833               5689              5983
3/16/2009                       17331               5669              5895
3/17/2009                       15984               5852              6126
3/18/2009                       15472               5974              6222
3/19/2009                       15406               5896              6235
3/20/2009                       15925               5780              6131
3/21/2009                       15925               5780              6131
3/22/2009                       15925               5780              6131
3/23/2009                       13940               6190              6515
3/24/2009                       14426               6064              6402
3/25/2009                       14422               6122              6402
3/26/2009                       13396               6265              6624
3/27/2009                       14020               6139              6470
3/28/2009                       14020               6139              6470
3/29/2009                       14020               6139              6470
3/30/2009                       14825               5926              6280
3/31/2009                       14327               6003              6384
4/1/2009                        13610               6104              6544
4/2/2009                        12752               6280              6749
4/3/2009                        12412               6341              6839
4/4/2009                        12412               6341              6839
4/5/2009                        12412               6341              6839
4/6/2009                        12643               6288              6775
4/7/2009                        13326               6142              6579
4/8/2009                        12960               6215              6669
4/9/2009                        12164               6451              6874
4/10/2009                       12164               6451              6874
4/11/2009                       12164               6451              6874
4/12/2009                       12164               6451              6874
4/13/2009                       12319               6468              6830
4/14/2009                       12603               6339              6751
4/15/2009                       12692               6418              6727
4/16/2009                       11956               6518              6918
4/17/2009                       12002               6551              6905
4/18/2009                       12002               6551              6905
4/19/2009                       12002               6551              6905
4/20/2009                       12745               6271              6690
4/21/2009                       12293               6404              6810
4/22/2009                       12210               6356              6832
4/23/2009                       12138               6419              6853
4/24/2009                       11646               6527              6992
4/25/2009                       11646               6527              6992
4/26/2009                       11646               6527              6992
4/27/2009                       11831               6461              6937
4/28/2009                       11890               6444              6919
4/29/2009                       11517               6584              7026
4/30/2009                       11448               6578              7047
5/1/2009                        11289               6614              7096
5/2/2009                        11289               6614              7096
5/3/2009                        11289               6614              7096
5/4/2009                        10833               6838              7238
5/5/2009                        10893               6812              7216
5/6/2009                        10860               6933              7223
5/7/2009                        11566               6842              6988
5/8/2009                        11589               7007              6981
5/9/2009                        11589               7007              6981
5/10/2009                       11589               7007              6981
5/11/2009                       11573               6859              6986
5/12/2009                       11646               6852              6963
5/13/2009                       12214               6671              6790
5/14/2009                       11916               6741              6873
5/15/2009                       11976               6665              6855
5/16/2009                       11976               6665              6855
5/17/2009                       11976               6665              6855
5/18/2009                       11428               6868              7012
5/19/2009                       11292               6857              7049
5/20/2009                       11451               6823              6999
5/21/2009                       11854               6710              6876
5/22/2009                       11959               6701              6845
5/23/2009                       11959               6701              6845
5/24/2009                       11959               6701              6845
5/25/2009                       11959               6701              6845
5/26/2009                       11177               6877              7069
5/27/2009                       11368               6748              7007
5/28/2009                       11058               6853              7104
5/29/2009                       10823               6946              7179
5/30/2009                       10823               6946              7179
5/31/2009                       10823               6946              7179
6/1/2009                        10232               7125              7373
6/2/2009                        10285               7140              7353
6/3/2009                        10457               7043              7308
6/4/2009                        10143               7125              7399
6/5/2009                        10074               7108              7424
6/6/2009                        10074               7108              7424
6/7/2009                        10074               7108              7424
6/8/2009                        10147               7102              7396
6/9/2009                         9985               7127              7456
6/10/2009                        9978               7103              7458
6/11/2009                        9866               7148              7499
6/12/2009                        9869               7158              7497
6/13/2009                        9869               7158              7497
6/14/2009                        9869               7158              7497
6/15/2009                       10180               6988              7381
6/16/2009                       10391               6899              7304
6/17/2009                       10295               6890              7339
6/18/2009                       10348               6949              7315
6/19/2009                       10193               6970              7374
6/20/2009                       10193               6970              7374
6/21/2009                       10193               6970              7374
6/22/2009                       10658               6758              7205
6/23/2009                       10625               6774              7216
6/24/2009                       10368               6818              7304
6/25/2009                       10001               6964              7433
6/26/2009                       10011               6956              7428
6/27/2009                       10011               6956              7428
6/28/2009                       10011               6956              7428
6/29/2009                        9859               7019              7483
6/30/2009                       10021               6960              7421
7/1/2009                         9912               6991              7462
7/2/2009                        10374               6787              7287
7/3/2009                        10374               6787              7287
7/4/2009                        10374               6787              7287
7/5/2009                        10374               6787              7287
7/6/2009                        10417               6805              7272
7/7/2009                        10926               6671              7095
7/8/2009                        10956               6664              7069
7/9/2009                        10843               6687              7106
7/10/2009                       10777               6660              7127
7/11/2009                       10777               6660              7127
7/12/2009                       10777               6660              7127
7/13/2009                       10348               6827              7269
7/14/2009                       10325               6863              7276
7/15/2009                        9536               7067              7557
7/16/2009                        9275               7128              7658
7/17/2009                        9097               7126              7732
7/18/2009                        9097               7126              7732
7/19/2009                        9097               7126              7732
7/20/2009                        8898               7207              7814
7/21/2009                        8796               7233              7858
7/22/2009                        8714               7231              7895
7/23/2009                        8350               7399              8056
7/24/2009                        8443               7422              8010
7/25/2009                        8443               7422              8010
7/26/2009                        8443               7422              8010
7/27/2009                        8476               7444              7995
7/28/2009                        8423               7425              8020
7/29/2009                        8453               7392              8006
7/30/2009                        8354               7481              8051
7/31/2009                        8400               7486              8029
8/1/2009                         8400               7486              8029
8/2/2009                         8400               7486              8029
8/3/2009                         8185               7601              8132
8/4/2009                         8198               7624              8125
8/5/2009                         8360               7604              8043
8/6/2009                         8482               7563              7981
8/7/2009                         8344               7664              8046
8/8/2009                         8344               7664              8046
8/9/2009                         8344               7664              8046
8/10/2009                        8433               7639              8003
8/11/2009                        8608               7544              7920
8/12/2009                        8324               7634              8050
8/13/2009                        8202               7687              8110
8/14/2009                        8340               7622              8042
8/15/2009                        8340               7622              8042
8/16/2009                        8340               7622              8042
8/17/2009                        8770               7438              7835
8/18/2009                        8532               7515              7937
8/19/2009                        8453               7568              7973
8/20/2009                        8281               7651              8053
8/21/2009                        8017               7795              8181
8/22/2009                        8017               7795              8181
8/23/2009                        8017               7795              8181
8/24/2009                        8027               7791              8177
8/25/2009                        8010               7809              8184
8/26/2009                        7981               7811              8198
8/27/2009                        7944               7834              8216
8/28/2009                        7918               7819              8230
8/29/2009                        7918               7819              8230
8/30/2009                        7918               7819              8230
8/31/2009                        8057               7756              8157
9/1/2009                         8380               7585              7994
9/2/2009                         8393               7562              7989
9/3/2009                         8317               7627              8023
9/4/2009                         8033               7728              8158
9/5/2009                         8033               7728              8158
9/6/2009                         8033               7728              8158
9/7/2009                         8033               7728              8158
9/8/2009                         7905               7797              8222
9/9/2009                         7789               7858              8282
9/10/2009                        7555               7940              8406
9/11/2009                        7565               7931              8400
9/12/2009                        7565               7931              8400
9/13/2009                        7565               7931              8400
9/14/2009                        7558               7982              8403
9/15/2009                        7472               8007              8450
9/16/2009                        7363               8130              8511
9/17/2009                        7419               8106              8478
9/18/2009                        7360               8127              8513
9/19/2009                        7360               8127              8513
9/20/2009                        7360               8127              8513
9/21/2009                        7370               8100              8507
9/22/2009                        7337               8153              8526
9/23/2009                        7347               8071              8519
9/24/2009                        7432               7995              8469
9/25/2009                        7528               7947              8414
9/26/2009                        7528               7947              8414
9/27/2009                        7528               7947              8414
9/28/2009                        7271               8090              8557
9/29/2009                        7366               8072              8500
9/30/2009                        7350               8046              8510
10/1/2009                        7746               7839              8281
10/2/2009                        7796               7804              8253
10/3/2009                        7796               7804              8253
10/4/2009                        7796               7804              8253
10/5/2009                        7667               7920              8322
10/6/2009                        7393               8028              8470
10/7/2009                        7366               8054              8468
10/8/2009                        7333               8115              8487
10/9/2009                        7208               8161              8560
10/10/2009                       7208               8161              8560
10/11/2009                       7208               8161              8560
10/12/2009                       7172               8196              8580
10/13/2009                       7165               8174              8585
10/14/2009                       6983               8318              8692
10/15/2009                       6974               8352              8698
10/16/2009                       7112               8285              8612
10/17/2009                       7112               8285              8612
10/18/2009                       7112               8285              8612
10/19/2009                       6974               8363              8696
10/20/2009                       6983               8311              8689
10/21/2009                       7010               8238              8674
10/22/2009                       6927               8327              8724
10/23/2009                       6993               8225              8683
10/24/2009                       6993               8225              8683
10/25/2009                       6993               8225              8683
10/26/2009                       7056               8129              8643
10/27/2009                       7152               8102              8585
10/28/2009                       7340               7945              8471
10/29/2009                       7079               8124              8622
10/30/2009                       7419               7896              8416
10/31/2009                       7419               7896              8416




    * Data Points for the line graph do not reflect the reinvestment of dividends on Securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2009
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (06/10/2008)
                                                              --------   ---------------
RYDEXSGI INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF........   -57.07%           -19.32%
TECHNOLOGY SELECT SECTOR INDEX..............................    26.65%           -13.58%
S&P 500 TOTAL RETURN INDEX..................................     9.80%           -15.61%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results.

                                                                ANNUAL REPORT 29



RYDEXSGI 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS 84.6%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. ...............        7,890       $377,142
  General Dynamics Corp. ...        4,180        262,086
  Goodrich Corp. ...........        1,350         73,373
  Honeywell International,
     Inc. ..................        8,170        293,221
  ITT Corp. ................        1,980        100,386
  L-3 Communications
     Holdings, Inc. ........        1,270         91,808
  Lockheed Martin Corp. ....        3,510        241,453
  Northrop Grumman Corp. ...        3,450        172,948
  Precision Castparts
     Corp. .................        1,520        145,206
  Raytheon Co. .............        4,230        191,534
  Rockwell Collins, Inc. ...        1,710         86,150
  United Technologies
     Corp. .................       10,220        628,019
                                            ------------
TOTAL AEROSPACE & DEFENSE                      2,663,326
                                            ------------
  AIR FREIGHT & LOGISTICS 0.9%
  C.H. Robinson Worldwide,
     Inc. ..................        1,830        100,851
  Expeditors International
     of Washington, Inc. ...        2,300         74,106
  FedEx Corp. ..............        3,390        246,419
  United Parcel Service,
     Inc. -- Class B........       10,800        579,744
                                            ------------
TOTAL AIR FREIGHT & LOGISTICS                  1,001,120
                                            ------------
  AIRLINES 0.1%
  Southwest Airlines Co. ...        8,050         67,620
                                            ------------
TOTAL AIRLINES                                    67,620
                                            ------------
  AUTO COMPONENTS 0.2%
  Goodyear Tire & Rubber
     Co.(The)*..............        2,630         33,874
  Johnson Controls, Inc. ...        7,280        174,138
                                            ------------
TOTAL AUTO COMPONENTS                            208,012
                                            ------------
  AUTOMOBILES 0.3%
  Ford Motor Co.*...........       34,980        244,860
  Harley-Davidson, Inc. ....        2,550         63,546
                                            ------------
TOTAL AUTOMOBILES                                308,406
                                            ------------
  BEVERAGES 2.3%
  Brown-Forman
     Corp. -- Class B.......        1,190         58,084
  Coca-Cola Co.(The)........       25,160      1,341,280
  Coca-Cola Enterprises,
     Inc. ..................        3,440         65,601
  Constellation Brands,
     Inc. -- Class A*.......        2,160         34,171
  Dr Pepper Snapple Group,
     Inc.*..................        2,760         75,238
  Molson Coors Brewing
     Co. -- Class B.........        1,700         83,249
  Pepsi Bottling Group,
     Inc. ..................        1,560         58,406
  PepsiCo, Inc. ............       16,910      1,023,900
                                            ------------
TOTAL BEVERAGES                                2,739,929
                                            ------------
  BIOTECHNOLOGY 1.4%
  Amgen, Inc.*..............       11,030        592,642
  Biogen Idec, Inc.*........        3,140        132,288
  Celgene Corp.*............        4,980        254,229
  Cephalon, Inc.*...........          810         44,210
  Genzyme Corp.*............        2,930        148,258
  Gilead Sciences, Inc.*....        9,820        417,841
                                            ------------
TOTAL BIOTECHNOLOGY                            1,589,468
                                            ------------
  BUILDING PRODUCTS 0.0%(A)
  Masco Corp. ..............        3,900         45,825
                                            ------------
TOTAL BUILDING PRODUCTS                           45,825
                                            ------------
  CAPITAL MARKETS 2.5%
  Ameriprise Financial,
     Inc. ..................        2,770         96,036
  Bank of New York Mellon
     Corp. .................       13,060        348,179
  Charles Schwab
     Corp.(The).............       10,340        179,296
  E*TRADE Financial Corp.*..       15,630         22,820
  Federated Investors,
     Inc. -- Class B........          960         25,200
  Franklin Resources,
     Inc. ..................        1,630        170,547
  Goldman Sachs Group,
     Inc.(The)..............        5,550        944,443
  Invesco Ltd. .............        4,520         95,598
  Janus Capital Group,
     Inc. ..................        1,980         25,978
  Legg Mason, Inc. .........        1,760         51,234
  Morgan Stanley............       14,760        474,091
  Northern Trust Corp. .....        2,620        131,655
  State Street Corp. .......        5,370        225,433
  T. Rowe Price Group,
     Inc. ..................        2,780        135,469
                                            ------------
TOTAL CAPITAL MARKETS                          2,925,979
                                            ------------
  CHEMICALS 1.6%
  Air Products & Chemicals,
     Inc. ..................        2,280        175,856
  Airgas, Inc. .............          890         39,480
  CF Industries Holdings,
     Inc. ..................          530         44,123
  Dow Chemical Co.(The).....       12,420        291,622
  Du Pont (E.I.) de Nemours
     & Co. .................        9,810        312,154
  Eastman Chemical Co. .....          790         41,483
  Ecolab, Inc. .............        2,570        112,977
  FMC Corp. ................          790         40,369
  International Flavors &
     Fragrances, Inc. ......          860         32,757
  Monsanto Co. .............        5,930        398,377
  PPG Industries, Inc. .....        1,790        101,010
  Praxair, Inc. ............        3,330        264,535
  Sigma-Aldrich Corp. ......        1,320         68,548
                                            ------------
TOTAL CHEMICALS                                1,923,291
                                            ------------
  COMMERCIAL BANKS 2.4%
  BB&T Corp. ...............        7,400        176,934
  Comerica, Inc. ...........        1,640         45,510
  Fifth Third Bancorp.......        8,640         77,242
  First Horizon National
     Corp.*.................        2,370         28,037
  Huntington Bancshares,
     Inc. ..................        7,750         29,528
  KeyCorp...................        9,540         51,421
  M&T Bank Corp. ...........          900         56,565
  Marshall & Ilsley Corp. ..        5,470         29,100
  PNC Financial Services
     Group, Inc. ...........        5,010        245,189
  Regions Financial Corp. ..       12,900         62,436
  SunTrust Banks, Inc. .....        5,420        103,576
  U.S. Bancorp..............       20,760        482,047
  Wells Fargo & Co. ........       50,720      1,395,815
  Zions Bancorp.............        1,370         19,399
                                            ------------
TOTAL COMMERCIAL BANKS                         2,802,799
                                            ------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Avery Dennison Corp. .....        1,220         43,493
  Cintas Corp. .............        1,430         39,597
  Dun & Bradstreet Corp. ...          570         43,639
  Equifax, Inc. ............        1,370         37,511
  Iron Mountain, Inc.*......        1,960         47,883
  Monster Worldwide, Inc.*..        1,370         19,892
  Pitney Bowes, Inc. .......        2,250         55,125
  R.R. Donnelley & Sons
     Co. ...................        2,230         44,778
  Republic Services, Inc. ..        3,500         90,685
  Robert Half International,
     Inc. ..................        1,650         38,280


See Notes to Financial Statements.

 30


RYDEXSGI 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Stericycle, Inc.*.........          920        $48,181
  Waste Management, Inc. ...        5,350        159,858
                                            ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES             668,922
                                            ------------
  COMMUNICATIONS EQUIPMENT 2.3%
  Ciena Corp.*..............          990         11,613
  Cisco Systems, Inc.*......       62,630      1,431,096
  Harris Corp. .............        1,420         59,242
  JDS Uniphase Corp.*.......        2,360         13,192
  Juniper Networks, Inc.*...        5,690        145,152
  Motorola, Inc. ...........       24,920        213,564
  QUALCOMM, Inc. ...........       18,050        747,451
  Tellabs, Inc.*............        4,300         25,886
                                            ------------
TOTAL COMMUNICATIONS EQUIPMENT                 2,647,196
                                            ------------
  COMPUTERS & PERIPHERALS 4.9%
  Apple, Inc.*..............        9,730      1,834,105
  Dell, Inc.*...............       18,690        270,818
  EMC Corp.*................       21,950        361,517
  Hewlett-Packard Co. ......       25,740      1,221,620
  International Business
     Machines Corp. ........       14,230      1,716,280
  Lexmark International,
     Inc. -- Class A*.......          850         21,675
  NetApp, Inc.*.............        3,650         98,733
  QLogic Corp.*.............        1,280         22,451
  SanDisk Corp.*............        2,470         50,586
  Sun Microsystems, Inc.*...        8,180         66,912
  Teradata Corp.*...........        1,870         52,136
  Western Digital Corp.*....        2,440         82,179
                                            ------------
TOTAL COMPUTERS & PERIPHERALS                  5,799,012
                                            ------------
  CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ..............        1,950         86,619
  Jacobs Engineering Group,
     Inc.*..................        1,350         57,092
  Quanta Services, Inc.*....        2,270         48,124
                                            ------------
TOTAL CONSTRUCTION & ENGINEERING                 191,835
                                            ------------
  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co. .....        1,360         62,601
                                            ------------
TOTAL CONSTRUCTION MATERIALS                      62,601
                                            ------------
  CONSUMER FINANCE 0.6%
  American Express Co. .....       12,910        449,784
  Capital One Financial
     Corp. .................        4,940        180,804
  Discover Financial
     Services...............        5,820         82,295
  SLM Corp.*................        5,080         49,276
                                            ------------
TOTAL CONSUMER FINANCE                           762,159
                                            ------------
  CONTAINERS & PACKAGING 0.2%
  Ball Corp. ...............        1,020         50,316
  Bemis Co., Inc. ..........        1,170         30,221
  Owens-Illinois, Inc.*.....        1,830         58,340
  Pactiv Corp.*.............        1,430         33,019
  Sealed Air Corp. .........        1,720         33,076
                                            ------------
TOTAL CONTAINERS & PACKAGING                     204,972
                                            ------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co. ........        1,730         60,533
                                            ------------
TOTAL DISTRIBUTORS                                60,533
                                            ------------
  DIVERSIFIED CONSUMER SERVICES 0.2%
  Apollo Group,
     Inc. -- Class A*.......        1,390         79,369
  DeVry, Inc. ..............          670         37,044
  H&R Block, Inc. ..........        3,640         66,758
                                            ------------
TOTAL DIVERSIFIED CONSUMER SERVICES              183,171
                                            ------------
  DIVERSIFIED FINANCIAL SERVICES 3.6%
  Bank of America Corp. ....       93,940      1,369,645
  Citigroup, Inc. ..........      141,600        579,144
  CME Group, Inc. ..........          720        217,879
  IntercontinentalExchange,
     Inc.*..................          790         79,150
  JPMorgan Chase & Co. .....       42,700      1,783,579
  Leucadia National Corp.*..        2,060         46,288
  Moody's Corp. ............        2,130         50,439
  Nasdaq OMX Group (The)*...        1,540         27,812
  NYSE Euronext.............        2,820         72,897
                                            ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES           4,226,833
                                            ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.4%
  AT&T, Inc. ...............       64,060      1,644,420
  CenturyTel, Inc. .........        3,230        104,846
  Frontier Communications
     Corp. .................        3,390         24,306
  Qwest Communications
     International, Inc. ...       16,100         57,799
  Verizon Communications,
     Inc. ..................       30,840        912,555
  Windstream Corp. .........        4,740         45,694
                                            ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     2,789,620
                                            ------------
  ELECTRIC UTILITIES 1.7%
  Allegheny Energy, Inc. ...        1,840         41,989
  American Electric Power
     Co., Inc. .............        5,180        156,540
  Duke Energy Corp. ........       14,080        222,745
  Edison International......        3,540        112,643
  Entergy Corp. ............        2,130        163,414
  Exelon Corp. .............        7,160        336,233
  FirstEnergy Corp. ........        3,310        143,257
  FPL Group, Inc. ..........        4,470        219,477
  Northeast Utilities.......        1,900         43,795
  Pepco Holdings, Inc. .....        2,400         35,832
  Pinnacle West Capital
     Corp. .................        1,100         34,452
  PPL Corp. ................        4,090        120,410
  Progress Energy, Inc. ....        3,030        113,716
  Southern Co. .............        8,640        269,481
                                            ------------
TOTAL ELECTRIC UTILITIES                       2,013,984
                                            ------------
  ELECTRICAL EQUIPMENT 0.4%
  Emerson Electric Co. .....        8,160        308,040
  First Solar, Inc.*........          520         63,404
  Rockwell Automation,
     Inc. ..................        1,540         63,063
                                            ------------
TOTAL ELECTRICAL EQUIPMENT                       434,507
                                            ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
  Agilent Technologies,
     Inc.*..................        3,750         92,775
  Amphenol Corp. -- Class
     A......................        1,860         74,623
  Corning, Inc. ............       16,880        246,617
  FLIR Systems, Inc.*.......        1,640         45,608
  Jabil Circuit, Inc. ......        2,000         26,760
  Molex, Inc. ..............        1,480         27,632
                                            ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS         514,015
                                            ------------
  ENERGY EQUIPMENT & SERVICES 1.7%
  Baker Hughes, Inc. .......        3,360        141,355
  BJ Services Co. ..........        3,170         60,864
  Cameron International
     Corp.*.................        2,390         88,358
  Diamond Offshore Drilling,
     Inc. ..................          750         71,437


See Notes to Financial Statements.

                                                                ANNUAL REPORT 31



RYDEXSGI 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  ENSCO International,
     Inc. ..................        1,550        $70,975
  FMC Technologies, Inc.*...        1,330         69,958
  Halliburton Co. ..........        9,790        285,966
  Nabors Industries, Ltd.*..        3,080         64,156
  National-Oilwell Varco,
     Inc.*..................        4,540        186,095
  Rowan Cos., Inc. .........        1,240         28,830
  Schlumberger, Ltd. .......       13,010        809,222
  Smith International,
     Inc. ..................        2,390         66,275
                                            ------------
TOTAL ENERGY EQUIPMENT & SERVICES              1,943,491
                                            ------------
  FOOD & STAPLES RETAILING 2.5%
  Costco Wholesale Corp. ...        4,720        268,332
  CVS Caremark Corp. .......       15,670        553,151
  Kroger Co.(The)...........        7,070        163,529
  Safeway, Inc. ............        4,520        100,932
  SUPERVALU, Inc. ..........        2,300         36,501
  Sysco Corp. ..............        6,420        169,809
  Wal-Mart Stores, Inc. ....       23,450      1,164,996
  Walgreen Co. .............       10,780        407,807
  Whole Foods Market,
     Inc.*..................        1,530         49,052
                                            ------------
TOTAL FOOD & STAPLES RETAILING                 2,914,109
                                            ------------
  FOOD PRODUCTS 1.5%
  Archer-Daniels-Midland
     Co. ...................        6,970        209,936
  Campbell Soup Co. ........        2,090         66,357
  ConAgra Foods, Inc. ......        4,800        100,800
  Dean Foods Co.*...........        1,960         35,731
  General Mills, Inc. ......        3,530        232,698
  H.J. Heinz Co. ...........        3,420        137,621
  Hershey Co.(The)..........        1,800         68,022
  Hormel Foods Corp. .......          760         27,710
  J.M. Smucker Co.(The).....        1,290         68,022
  Kellogg Co. ..............        2,790        143,797
  Kraft Foods, Inc. -- Class
     A......................       16,010        440,595
  McCormick & Co., Inc. ....        1,420         49,714
  Sara Lee Corp. ...........        7,550         85,239
  Tyson Foods, Inc. -- Class
     A......................        3,320         41,566
                                            ------------
TOTAL FOOD PRODUCTS                            1,707,808
                                            ------------
  GAS UTILITIES 0.1%
  EQT Corp. ................        1,420         59,441
  Nicor, Inc. ..............          490         18,169
  Questar Corp. ............        1,890         75,298
                                            ------------
TOTAL GAS UTILITIES                              152,908
                                            ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
  Baxter International,
     Inc. ..................        6,540        353,552
  Becton, Dickinson & Co. ..        2,600        177,736
  Boston Scientific Corp.*..       16,370        132,924
  C.R. Bard, Inc. ..........        1,060         79,574
  CareFusion Corp.*.........        1,950         43,622
  Dentsply International,
     Inc. ..................        1,610         53,066
  Hospira, Inc.*............        1,750         78,120
  Intuitive Surgical,
     Inc.*..................          410        101,004
  Medtronic, Inc. ..........       12,020        429,114
  St Jude Medical, Inc.*....        3,780        128,822
  Stryker Corp. ............        3,060        140,760
  Varian Medical Systems,
     Inc.*..................        1,360         55,733
  Zimmer Holdings, Inc.*....        2,330        122,488
                                            ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         1,896,515
                                            ------------
  HEALTH CARE PROVIDERS & SERVICES 1.7%
  Aetna, Inc. ..............        4,740        123,382
  AmerisourceBergen Corp. ..        3,230         71,544
  Cardinal Health, Inc. ....        3,910        110,809
  CIGNA Corp. ..............        2,960         82,406
  Coventry Health Care,
     Inc.*..................        1,620         32,125
  DaVita, Inc.*.............        1,130         59,924
  Express Scripts, Inc.*....        2,980        238,162
  Humana, Inc.*.............        1,840         69,147
  Laboratory Corp. of
     America Holdings*......        1,180         81,290
  McKesson Corp. ...........        2,890        169,730
  Medco Health Solutions,
     Inc.*..................        5,140        288,457
  Patterson Cos., Inc.*.....        1,010         25,785
  Quest Diagnostics, Inc. ..        1,690         94,522
  Tenet Healthcare Corp.*...        4,700         24,064
  UnitedHealth Group,
     Inc. ..................       12,620        327,489
  WellPoint, Inc.*..........        5,160        241,282
                                            ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES         2,040,118
                                            ------------
  HEALTH CARE TECHNOLOGY 0.0%(A)
  IMS Health, Inc. .........        1,980         32,452
                                            ------------
TOTAL HEALTH CARE TECHNOLOGY                      32,452
                                            ------------
  HOTELS, RESTAURANTS & LEISURE 1.2%
  Carnival Corp. ...........        4,760        138,611
  Darden Restaurants,
     Inc. ..................        1,510         45,768
  International Game
     Technology.............        3,220         57,445
  Marriott International,
     Inc. -- Class A........        2,730         68,414
  McDonald's Corp. .........       11,850        694,528
  Starbucks Corp.*..........        8,000        151,840
  Starwood Hotels & Resorts
     Worldwide, Inc. .......        2,030         58,992
  Wyndham Worldwide Corp. ..        1,940         33,077
  Wynn Resorts Ltd.*........          750         40,665
  Yum! Brands, Inc. ........        5,070        167,057
                                            ------------
TOTAL HOTELS, RESTAURANTS & LEISURE            1,456,397
                                            ------------
  HOUSEHOLD DURABLES 0.3%
  Black & Decker Corp. .....          650         30,693
  D.R. Horton, Inc. ........        3,000         32,880
  Fortune Brands, Inc. .....        1,630         63,488
  Harman International
     Industries, Inc. ......          750         28,208
  KB HOME...................          800         11,344
  Leggett & Platt, Inc. ....        1,700         32,861
  Lennar Corp. -- Class A...        1,670         21,042
  Newell Rubbermaid, Inc. ..        3,020         43,820
  Pulte Homes, Inc. ........        3,430         30,904
  Snap-on, Inc. ............          630         23,014
  Stanley Works(The)........          860         38,898
  Whirlpool Corp. ..........          800         57,272
                                            ------------
TOTAL HOUSEHOLD DURABLES                         414,424
                                            ------------
  HOUSEHOLD PRODUCTS 2.2%
  Clorox Co. ...............        1,510         89,437
  Colgate-Palmolive Co. ....        5,410        425,389
  Kimberly-Clark Corp. .....        4,500        275,220
  Procter & Gamble Co. .....       31,690      1,838,020
                                            ------------
TOTAL HOUSEHOLD PRODUCTS                       2,628,066
                                            ------------


See Notes to Financial Statements.

 32


RYDEXSGI 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  AES Corp.(The)*...........        7,240        $94,627
  Constellation Energy
     Group, Inc. ...........        2,180         67,405
  Dynegy, Inc. -- Class A*..        5,500         11,000
                                            ------------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                 173,032
                                            ------------
  INDUSTRIAL CONGLOMERATES 1.9%
  3M Co. ...................        7,580        557,661
  General Electric Co. .....      115,380      1,645,319
  Textron, Inc. ............        2,930         52,095
                                            ------------
TOTAL INDUSTRIAL CONGLOMERATES                 2,255,075
                                            ------------
  INSURANCE 2.2%
  AFLAC, Inc. ..............        5,080        210,769
  Allstate Corp. ...........        5,820        172,098
  American International
     Group, Inc.*...........        1,460         49,085
  Aon Corp. ................        2,980        114,760
  Assurant, Inc. ...........        1,280         38,310
  Chubb Corp. ..............        3,800        184,376
  Cincinnati Financial
     Corp. .................        1,770         44,887
  Genworth Financial,
     Inc. -- Class A*.......        5,220         55,436
  Hartford Financial
     Services Group, Inc. ..        4,170        102,249
  Lincoln National Corp. ...        3,280         78,162
  Loews Corp. ..............        3,950        130,745
  Marsh & McLennan Cos.,
     Inc. ..................        5,690        133,488
  MBIA, Inc.*...............        1,720          6,983
  MetLife, Inc. ............        8,890        302,527
  Principal Financial Group,
     Inc. ..................        3,460         86,638
  Progressive Corp.*........        7,370        117,920
  Prudential Financial,
     Inc. ..................        5,030        227,507
  Torchmark Corp. ..........          900         36,540
  Travelers Cos.,
     Inc.(The)..............        6,160        306,707
  Unum Group................        3,600         71,820
  XL Capital, Ltd. -- Class
     A......................        3,720         61,045
                                            ------------
TOTAL INSURANCE                                2,532,052
                                            ------------
  INTERNET & CATALOG RETAIL 0.4%
  Amazon.com, Inc.*.........        3,610        428,904
  Expedia, Inc.*............        2,290         51,914
                                            ------------
TOTAL INTERNET & CATALOG RETAIL                  480,818
                                            ------------
  INTERNET SOFTWARE & SERVICES 1.7%
  Akamai Technologies,
     Inc.*..................        1,870         41,140
  eBay, Inc.*...............       12,190        271,471
  Google, Inc. -- Class A*..        2,610      1,399,273
  VeriSign, Inc.*...........        2,090         47,673
  Yahoo!, Inc.*.............       12,950        205,905
                                            ------------
TOTAL INTERNET SOFTWARE & SERVICES             1,965,462
                                            ------------
  IT SERVICES 1.0%
  Affiliated Computer
     Services, Inc. -- Class
     A*.....................        1,060         55,215
  Automatic Data Processing,
     Inc. ..................        5,450        216,910
  Cognizant Technology
     Solutions
     Corp. -- Class A*......        3,180        122,907
  Computer Sciences Corp.*..        1,650         83,671
  Convergys Corp.*..........        1,330         14,431
  Fidelity National
     Information Services,
     Inc. ..................        3,380         73,549
  Fiserv, Inc.*.............        1,680         77,062
  Mastercard, Inc. -- Class
     A......................        1,040        227,781
  Paychex, Inc. ............        3,490         99,151
  Total System Services,
     Inc. ..................        2,140         34,176
  Western Union Co. ........        7,620        138,455
                                            ------------
TOTAL IT SERVICES                              1,143,308
                                            ------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Eastman Kodak Co.*........        2,910         10,913
  Hasbro, Inc. .............        1,370         37,360
  Mattel, Inc. .............        3,910         74,016
                                            ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS               122,289
                                            ------------
  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Life Technologies Corp.*..        1,910         90,095
  Millipore Corp.*..........          600         40,206
  PerkinElmer, Inc. ........        1,270         23,635
  Thermo Fisher Scientific,
     Inc.*..................        4,430        199,350
  Waters Corp.*.............        1,040         59,727
                                            ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES             413,013
                                            ------------
  MACHINERY 1.3%
  Caterpillar, Inc. ........        6,750        371,655
  Cummins, Inc. ............        2,190         94,301
  Danaher Corp. ............        2,810        191,726
  Deere & Co. ..............        4,590        209,075
  Dover Corp. ..............        2,020         76,114
  Eaton Corp. ..............        1,800        108,810
  Flowserve Corp. ..........          610         59,908
  Illinois Tool Works,
     Inc. ..................        4,180        191,946
  PACCAR, Inc. .............        3,940        147,395
  Pall Corp. ...............        1,280         40,627
  Parker-Hannifin Corp. ....        1,740         92,150
                                            ------------
TOTAL MACHINERY                                1,583,707
                                            ------------
  MEDIA 2.2%
  CBS Corp. -- Class B......        7,360         86,627
  Comcast Corp. -- Class A..       31,160        451,820
  DIRECTV Group,
     Inc.(The)*.............        4,880        128,344
  Gannett Co., Inc. ........        2,550         25,041
  Interpublic Group of Cos.,
     Inc.*..................        5,280         31,786
  McGraw-Hill Cos., Inc. ...        3,420         98,428
  Meredith Corp. ...........          400         10,824
  New York Times
     Co. -- Class A.........        1,260         10,042
  News Corp. -- Class A.....       24,410        281,203
  Omnicom Group, Inc. ......        3,370        115,524
  Scripps Networks
     Interactive -- Class
     A......................          970         36,627
  Time Warner Cable, Inc. ..        3,830        151,055
  Time Warner, Inc. ........       12,870        387,644
  Viacom, Inc. -- Class B*..        6,590        181,818
  Walt Disney Co.(The)......       20,180        552,327
  Washington Post
     Co. -- Class B.........           70         30,240
                                            ------------
TOTAL MEDIA                                    2,579,350
                                            ------------
  METALS & MINING 0.8%
  AK Steel Holding Corp. ...        1,190         18,885
  Alcoa, Inc. ..............       10,580        131,404
  Allegheny Technologies,
     Inc. ..................        1,060         32,712
  Freeport-McMoRan Copper &
     Gold, Inc.*............        4,470        327,919
  Newmont Mining Corp. .....        5,320        231,207
  Nucor Corp. ..............        3,420        136,287
  Titanium Metals Corp. ....          920          7,912
  United States Steel
     Corp. .................        1,560         53,804
                                            ------------
TOTAL METALS & MINING                            940,130
                                            ------------


See Notes to Financial Statements.

                                                                ANNUAL REPORT 33



RYDEXSGI 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  MULTI-UTILITIES 1.1%
  Ameren Corp. .............        2,530        $61,580
  CenterPoint Energy,
     Inc. ..................        4,200         52,920
  CMS Energy Corp. .........        2,490         33,117
  Consolidated Edison,
     Inc. ..................        2,990        121,633
  Dominion Resources,
     Inc. ..................        6,460        220,221
  DTE Energy Co. ...........        1,790         66,194
  Integrys Energy Group,
     Inc. ..................          830         28,718
  NiSource, Inc. ...........        2,990         38,631
  PG&E Corp. ...............        4,020        164,378
  Public Service Enterprise
     Group, Inc. ...........        5,490        163,602
  SCANA Corp. ..............        1,200         40,608
  Sempra Energy.............        2,660        136,857
  TECO Energy, Inc. ........        2,320         33,269
  Wisconsin Energy Corp. ...        1,270         55,461
  Xcel Energy, Inc. ........        4,950         93,357
                                            ------------
TOTAL MULTI-UTILITIES                          1,310,546
                                            ------------
  MULTILINE RETAIL 0.8%
  Big Lots, Inc.*...........          900         22,545
  Family Dollar Stores,
     Inc. ..................        1,520         43,016
  J.C. Penney Co., Inc. ....        2,560         84,813
  Kohl's Corp.*.............        3,320        189,971
  Macy's, Inc. .............        4,570         80,295
  Nordstrom, Inc. ..........        1,790         56,886
  Sears Holdings Corp.*.....          540         36,644
  Target Corp. .............        8,160        395,189
                                            ------------
TOTAL MULTILINE RETAIL                           909,359
                                            ------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ..............        9,440         70,989
                                            ------------
TOTAL OFFICE ELECTRONICS                          70,989
                                            ------------
  OIL, GAS & CONSUMABLE FUELS 8.8%
  Anadarko Petroleum
     Corp. .................        5,330        324,757
  Apache Corp. .............        3,650        343,538
  Cabot Oil & Gas Corp. ....        1,130         43,471
  Chesapeake Energy Corp. ..        6,970        170,765
  Chevron Corp. ............       21,780      1,667,041
  ConocoPhillips............       16,100        807,898
  CONSOL Energy, Inc. ......        1,960         83,908
  Denbury Resources, Inc.*..        2,710         39,566
  Devon Energy Corp. .......        4,820        311,902
  El Paso Corp. ............        7,610         74,654
  EOG Resources, Inc. ......        2,740        223,748
  Exxon Mobil Corp. ........       52,180      3,739,741
  Hess Corp. ...............        3,160        172,978
  Marathon Oil Corp. .......        7,680        245,530
  Massey Energy Co. ........          930         27,054
  Murphy Oil Corp. .........        2,070        126,560
  Noble Energy, Inc. .......        1,880        123,384
  Occidental Petroleum
     Corp. .................        8,800        667,744
  Peabody Energy Corp. .....        2,910        115,207
  Pioneer Natural Resources
     Co. ...................        1,250         51,388
  Range Resources Corp. ....        1,710         85,586
  Southwestern Energy Co.*..        3,740        162,989
  Spectra Energy Corp. .....        7,010        134,031
  Sunoco, Inc. .............        1,270         39,116
  Tesoro Corp. .............        1,520         21,493
  Valero Energy Corp. ......        6,110        110,591
  Williams Cos., Inc.(The)..        6,330        119,320
  XTO Energy, Inc. .........        6,300        261,828
                                            ------------
TOTAL OIL, GAS & CONSUMABLE FUELS             10,295,788
                                            ------------
  PAPER & FOREST PRODUCTS 0.2%
  International Paper Co. ..        4,700        104,857
  MeadWestvaco Corp. .......        1,860         42,464
  Weyerhaeuser Co. .........        2,290         83,218
                                            ------------
TOTAL PAPER & FOREST PRODUCTS                    230,539
                                            ------------
  PERSONAL PRODUCTS 0.2%
  Avon Products, Inc. ......        4,640        148,712
  Estee Lauder Cos.,
     Inc -- Class A.........        1,280         54,400
                                            ------------
TOTAL PERSONAL PRODUCTS                          203,112
                                            ------------
  PHARMACEUTICALS 5.6%
  Abbott Laboratories.......       16,790        849,070
  Allergan, Inc. ...........        3,340        187,875
  Bristol-Myers Squibb
     Co. ...................       21,510        468,918
  Eli Lilly & Co. ..........       10,980        373,430
  Forest Laboratories,
     Inc.*..................        3,280         90,757
  Johnson & Johnson, Inc. ..       29,920      1,766,776
  King Pharmaceuticals,
     Inc.*..................        2,690         27,250
  Merck & Co, Inc. New......       22,900        708,297
  Mylan, Inc.*..............        3,320         53,917
  Pfizer, Inc. .............       87,562      1,491,181
  Schering-Plough Corp. ....       17,740        500,268
  Watson Pharmaceuticals,
     Inc.*..................        1,150         39,583
                                            ------------
TOTAL PHARMACEUTICALS                          6,557,322
                                            ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.0%
  Apartment Investment &
     Management Co. -- Class
     A......................        1,270         15,684
  AvalonBay Communities,
     Inc. ..................          870         59,839
  Boston Properties, Inc. ..        1,500         91,155
  Equity Residential........        2,970         85,774
  HCP, Inc. ................        3,180         94,096
  Health Care REIT, Inc. ...        1,300         57,681
  Host Hotels & Resorts,
     Inc. ..................        6,560         66,322
  Kimco Realty Corp. .......        4,090         51,698
  Plum Creek Timber Co.,
     Inc. ..................        1,770         55,383
  ProLogis..................        4,810         54,497
  Public Storage, Inc. .....        1,470        108,192
  Simon Property Group,
     Inc. ..................        3,070        208,422
  Ventas, Inc. .............        1,700         68,221
  Vornado Realty Trust......        1,700        101,252
                                            ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                      1,118,216
                                            ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.0%(A)
  CB Richard Ellis Group,
     Inc. -- Class A*.......        2,610         27,014
                                            ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                     27,014
                                            ------------
  ROAD & RAIL 0.8%
  Burlington Northern Santa
     Fe Corp. ..............        2,840        213,909
  CSX Corp. ................        4,260        179,687
  Norfolk Southern Corp. ...        3,990        186,014
  Ryder System, Inc. .......          610         24,735
  Union Pacific Corp. ......        5,480        302,167
                                            ------------
TOTAL ROAD & RAIL                                906,512
                                            ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Advanced Micro Devices,
     Inc.*..................        6,090         28,014
  Altera Corp. .............        3,190         63,130
  Analog Devices, Inc. .....        3,170         81,247


See Notes to Financial Statements.

 34


RYDEXSGI 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Applied Materials, Inc. ..       14,480       $176,656
  Broadcom Corp. -- Class
     A*.....................        4,680        124,535
  Intel Corp. ..............       60,780      1,161,506
  KLA-Tencor Corp. .........        1,850         60,143
  Linear Technology Corp. ..        2,410         62,371
  LSI Corp.*................        7,080         36,249
  MEMC Electronic Materials,
     Inc.*..................        2,430         30,181
  Microchip Technology,
     Inc. ..................        1,990         47,680
  Micron Technology, Inc.*..        9,190         62,400
  National Semiconductor
     Corp. .................        2,540         32,868
  Novellus Systems, Inc.*...        1,060         21,815
  NVIDIA Corp.*.............        5,950         71,162
  Teradyne, Inc.*...........        1,900         15,903
  Texas Instruments, Inc. ..       13,700        321,265
  Xilinx, Inc. .............        3,000         65,250
                                            ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    2,462,375
                                            ------------
  SOFTWARE 3.6%
  Adobe Systems, Inc.*......        5,700        187,758
  Autodesk, Inc.*...........        2,490         62,076
  BMC Software, Inc.*.......        2,000         74,320
  CA, Inc. .................        4,320         90,375
  Citrix Systems, Inc.*.....        1,990         73,152
  Compuware Corp.*..........        2,580         18,215
  Electronic Arts, Inc.*....        3,510         64,022
  Intuit, Inc.*.............        3,510        102,036
  McAfee, Inc.*.............        1,710         71,615
  Microsoft Corp. ..........       84,170      2,334,034
  Novell, Inc.*.............        3,770         15,419
  Oracle Corp. .............       42,410        894,851
  Red Hat, Inc.*............        2,040         52,652
  Salesforce.com, Inc.*.....        1,180         66,965
  Symantec Corp.*...........        8,840        155,407
                                            ------------
TOTAL SOFTWARE                                 4,262,897
                                            ------------
  SPECIALTY RETAIL 1.6%
  Abercrombie & Fitch
     Co. -- Class A.........          950         31,179
  AutoNation, Inc.*.........        1,020         17,585
  AutoZone, Inc.*...........          330         44,652
  Bed Bath & Beyond, Inc.*..        2,840         99,997
  Best Buy Co., Inc. .......        3,710        141,648
  GameStop Corp. -- Class
     A*.....................        1,790         43,479
  Gap, Inc.(The)............        5,230        111,608
  Home Depot, Inc. .........       18,510        464,416
  Limited Brands, Inc. .....        2,900         51,040
  Lowe's Cos., Inc. ........       16,040        313,903
  O'Reilly Automotive,
     Inc.*..................        1,480         55,174
  Office Depot, Inc.*.......        2,980         18,029
  RadioShack Corp. .........        1,360         22,970
  Sherwin-Williams
     Co.(The)...............        1,060         60,462
  Staples, Inc. ............        7,840        170,128
  Tiffany & Co. ............        1,350         53,042
  TJX Cos., Inc. ...........        4,600        171,810
                                            ------------
TOTAL SPECIALTY RETAIL                         1,871,122
                                            ------------
  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Coach, Inc. ..............        3,450        113,746
  NIKE, Inc. -- Class B.....        4,220        262,400
  Polo Ralph Lauren Corp. ..          630         46,885
  V.F. Corp. ...............          970         68,909
                                            ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS           491,940
                                            ------------
  THRIFTS & MORTGAGE FINANCE 0.1%
  Hudson City Bancorp,
     Inc. ..................        5,120         67,277
  People's United Financial,
     Inc. ..................        3,780         60,593
                                            ------------
TOTAL THRIFTS & MORTGAGE FINANCE                 127,870
                                            ------------
  TOBACCO 1.4%
  Altria Group, Inc. .......       22,490        407,294
  Lorillard, Inc. ..........        1,790        139,119
  Philip Morris
     International, Inc. ...       21,000        994,560
  Reynolds American, Inc. ..        1,830         88,718
                                            ------------
TOTAL TOBACCO                                  1,629,691
                                            ------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  Fastenal Co. .............        1,440         49,680
  W.W. Grainger, Inc. ......          680         63,736
                                            ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS           113,416
                                            ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  American Tower
     Corp. -- Class A*......        4,280        157,589
  MetroPCS Communications,
     Inc.*..................        2,830         17,631
  Sprint Nextel Corp.*......       31,230         92,441
                                            ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES        267,661
                                            ------------
TOTAL COMMON STOCKS
  (Cost $88,469,713)                          99,066,028
--------------------------------------------------------



                                     FACE
                                   AMOUNT
--------------------------------------------------------
REPURCHASE AGREEMENTS 2.8%
  State Street Bank & Trust
     Co., 0.010%, dated
     10/30/09, to be
     repurchased at
     $3,350,003 on 11/02/09
     collateralized by
     $3,305,000 FHLB at
     4.500% due 09/13/19
     with a value of
     $3,420,675.............   $3,350,000      3,350,000
                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,350,000)                            3,350,000
                                            ------------
TOTAL INVESTMENTS 87.4%(B)
  (Cost $91,819,713)                         102,416,028
                                            ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--12.6%                          14,710,259
                                            ------------
NET ASSETS--100.0%                          $117,126,287
--------------------------------------------------------


                                              UNREALIZED
                                CONTRACTS           LOSS
--------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  December 2009 S&P 500
     Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $26,361,213)(b)........          511      $(236,494)
--------------------------------------------------------




See Notes to Financial Statements.

                                                                ANNUAL REPORT 35



RYDEXSGI 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                              UNREALIZED
                                    UNITS      GAIN/LOSS
--------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     October 2009 S&P 500
     Index Swap, Terminating
     10/30/09 (Notional
     Market Value
     $59,672,565)**(c)......       57,588             $0
  Goldman Sachs
     International October
     2009 S&P 500 Index
     Swap, Terminating
     10/30/09 (Notional
     Market Value
     $50,030,372)**(c)......       48,283             (3)
                                            ------------
(TOTAL NOTIONAL MARKET VALUE
  $109,702,937).............                         $(3)
--------------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (c) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

FHLB--Federal Home Loan Bank

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

 36


RYDEXSGI INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                     FACE         MARKET
                                   AMOUNT          VALUE
--------------------------------------------------------
REPURCHASE AGREEMENTS 72.0%
  State Street Bank & Trust
     Co., 0.010%, dated
     10/30/09, to be
     repurchased at
     $74,461,062 on 11/02/09
     collateralized by
     $66,405,000 FNMA at
     5.375% due 06/12/17
     with a value of
     $75,950,719............  $74,461,000    $74,461,000
                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $74,461,000)                          74,461,000
                                            ------------
TOTAL INVESTMENTS 72.0%(A)
  (Cost $74,461,000)                          74,461,000
                                            ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--28.0%                          29,012,975
                                            ------------
NET ASSETS--100.0%                          $103,473,975
--------------------------------------------------------


                                              UNREALIZED
                                CONTRACTS           GAIN
--------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  December 2009 S&P 500
     Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $78,155,063)(a)........        1,515        $57,516
--------------------------------------------------------


                                              UNREALIZED
                                    UNITS      GAIN/LOSS
--------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     October 2009 S&P 500
     Index Swap, Terminating
     10/30/09 (Notional
     Market Value
     $87,883,471)*(b).......       84,814             $0
  Goldman Sachs
     International October
     2009 S&P 500 Index
     Swap, Terminating
     10/30/09 (Notional
     Market Value
     $40,356,274)*(b).......       38,947              5
                                            ------------
(TOTAL NOTIONAL MARKET VALUE
  $128,239,745).............                          $5
--------------------------------------------------------




   * Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

FNMA--Federal National Mortgage Association.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 37



RYDEXSGI 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 86.3%
  AEROSPACE & DEFENSE 0.5%
  Alliant Techsystems,
     Inc.*...................      480         $37,334
  BE Aerospace, Inc.*........    1,490          26,418
                                           -----------
TOTAL AEROSPACE & DEFENSE                       63,752
                                           -----------
  AIRLINES 0.3%
  Airtran Holdings, Inc.*....    1,910           8,079
  Alaska Air Group, Inc.*....      520          13,375
  JetBlue Airways Corp.*.....    3,150          15,624
                                           -----------
TOTAL AIRLINES                                  37,078
                                           -----------
  AUTO COMPONENTS 0.6%
  BorgWarner, Inc. ..........    1,710          51,847
  Gentex Corp. ..............    2,020          32,340
                                           -----------
TOTAL AUTO COMPONENTS                           84,187
                                           -----------
  AUTOMOBILES 0.1%
  Thor Industries, Inc. .....      520          13,634
                                           -----------
TOTAL AUTOMOBILES                               13,634
                                           -----------
  BEVERAGES 0.4%
  Hansen Natural Corp.*......    1,070          38,680
  PepsiAmericas, Inc. .......      820          23,977
                                           -----------
TOTAL BEVERAGES                                 62,657
                                           -----------
  BIOTECHNOLOGY 1.0%
  OSI Pharmaceuticals,
     Inc.*...................      850          27,387
  United Therapeutics
     Corp.*..................      690          29,353
  Vertex Pharmaceuticals,
     Inc.*...................    2,650          88,934
                                           -----------
TOTAL BIOTECHNOLOGY                            145,674
                                           -----------
  BUILDING PRODUCTS 0.2%
  Lennox International,
     Inc. ...................      710          23,906
                                           -----------
TOTAL BUILDING PRODUCTS                         23,906
                                           -----------
  CAPITAL MARKETS 1.8%
  Affiliated Managers Group,
     Inc.*...................      610          38,729
  Apollo Investment Corp. ...    2,410          21,690
  Eaton Vance Corp. .........    1,730          49,115
  Jefferies Group, Inc.*.....    1,800          46,980
  Raymond James Financial,
     Inc. ...................    1,450          34,234
  SEI Investments Co. .......    1,910          33,368
  Waddell & Reed Financial,
     Inc. -- Class A.........    1,260          35,355
                                           -----------
TOTAL CAPITAL MARKETS                          259,471
                                           -----------
  CHEMICALS 2.7%
  Albemarle Corp. ...........    1,350          42,633
  Ashland, Inc. .............    1,090          37,648
  Cabot Corp. ...............      960          21,053
  Cytec Industries, Inc. ....      710          23,551
  Lubrizol Corp. ............      990          65,894
  Minerals Technologies,
     Inc. ...................      280          13,793
  Olin Corp. ................    1,150          17,560
  RPM International, Inc. ...    1,890          33,302
  Scotts Miracle-Gro
     Co.(The) -- Class A.....      660          26,809
  Sensient Technologies
     Corp. ..................      720          18,209
  Terra Industries, Inc. ....    1,470          46,702
  Valspar Corp. .............    1,480          37,548
                                           -----------
TOTAL CHEMICALS                                384,702
                                           -----------
  COMMERCIAL BANKS 2.8%
  Associated Banc-Corp. .....    1,880          24,083
  Bancorpsouth, Inc. ........    1,080          24,387
  Bank of Hawaii Corp. ......      700          31,080
  Cathay General Bancorp.....      840           7,417
  City National Corp. .......      640          24,109
  Commerce Bancshares
     Inc/Kansas City MO......    1,020          39,127
  Cullen/Frost Bankers,
     Inc. ...................      880          41,175
  FirstMerit Corp. ..........    1,260          23,877
  Fulton Financial Corp. ....    2,590          21,393
  International Bancshares
     Corp. ..................      760          11,286
  PacWest Bancorp............      440           7,471
  SVB Financial Group*.......      490          20,213
  Synovus Financial Corp. ...    7,060          15,673
  TCF Financial Corp. .......    1,640          19,401
  Trustmark Corp. ...........      750          14,213
  Valley National Bancorp....    2,100          27,888
  Webster Financial Corp. ...      940          10,631
  Westamerica Bancorp........      430          20,554
  Wilmington Trust Corp. ....    1,020          12,291
                                           -----------
TOTAL COMMERCIAL BANKS                         396,269
                                           -----------
  COMMERCIAL SERVICES & SUPPLIES 2.7%
  Brink's Co.(The)...........      670          15,899
  Clean Harbors, Inc.*.......      330          18,629
  Copart, Inc.*..............      990          31,848
  Corporate Executive Board
     Co.(The)................      500          12,005
  Corrections Corp. of
     America*................    1,690          40,459
  Deluxe Corp. ..............      750          10,673
  FTI Consulting, Inc.*......      760          31,016
  Herman Miller, Inc. .......      820          12,669
  HNI Corp. .................      660          17,371
  Kelly Services,
     Inc. -- Class A.........      390           4,321
  Korn/Ferry International*..      670          10,693
  Manpower, Inc. ............    1,150          54,522
  Mine Safety Appliances
     Co. ....................      440          11,216
  MPS Group, Inc.*...........    1,370          18,522
  Navigant Consulting,
     Inc.*...................      710          10,110
  Rollins, Inc. .............      640          11,571
  Waste Connections, Inc.*...    1,180          37,087
  Watson Wyatt Worldwide,
     Inc. -- Class A.........      630          27,455
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           376,066
                                           -----------
  COMMUNICATIONS EQUIPMENT 1.7%
  3Com Corp.*................    5,750          29,555
  ADC Telecommunications,
     Inc.*...................    1,420           9,216
  Adtran, Inc. ..............      820          18,893
  Avocent Corp.*.............      650          16,166
  CommScope, Inc.*...........    1,380          37,288
  F5 Networks, Inc.*.........    1,160          52,072
  Palm, Inc.*................    2,350          27,283
  Plantronics, Inc. .........      720          17,359
  Polycom, Inc.*.............    1,240          26,623
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 234,455
                                           -----------
  COMPUTERS & PERIPHERALS 0.4%
  Diebold, Inc. .............      970          29,333
  Imation Corp. .............      440           3,881
  NCR Corp.*.................    2,330          23,649
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                   56,863
                                           -----------
  CONSTRUCTION & ENGINEERING 1.3%
  Aecom Technology Corp.*....    1,620          40,889
  Dycom Industries, Inc.*....      570           5,632
  Granite Construction,
     Inc. ...................      490          13,994
  KBR, Inc. .................    2,360          48,309


See Notes to Financial Statements.

 38


RYDEXSGI 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Shaw Group, Inc.(The)*.....    1,230         $31,562
  URS Corp.*.................    1,240          48,186
                                           -----------
TOTAL CONSTRUCTION & ENGINEERING               188,572
                                           -----------
  CONSTRUCTION MATERIALS 0.4%
  Martin Marietta Materials,
     Inc. ...................      650          54,158
                                           -----------
TOTAL CONSTRUCTION MATERIALS                    54,158
                                           -----------
  CONSUMER FINANCE 0.2%
  AmeriCredit Corp.*.........    1,410          24,887
                                           -----------
TOTAL CONSUMER FINANCE                          24,887
                                           -----------
  CONTAINERS & PACKAGING 1.1%
  AptarGroup, Inc. ..........      990          34,957
  Greif, Inc. -- Class A.....      500          26,760
  Packaging Corp. of
     America.................    1,510          27,603
  Sonoco Products Co. .......    1,470          39,322
  Temple-Inland, Inc. .......    1,560          24,102
                                           -----------
TOTAL CONTAINERS & PACKAGING                   152,744
                                           -----------
  DISTRIBUTORS 0.3%
  LKQ Corp.*.................    2,070          35,749
                                           -----------
TOTAL DISTRIBUTORS                              35,749
                                           -----------
  DIVERSIFIED CONSUMER SERVICES 1.6%
  Brink's Home Security
     Holdings, Inc.*.........      670          20,757
  Career Education Corp.*....    1,010          21,048
  Corinthian Colleges,
     Inc.*...................    1,280          20,301
  ITT Educational Services,
     Inc.*...................      470          42,464
  Matthews International
     Corp. -- Class A........      450          16,528
  Regis Corp. ...............      840          13,642
  Service Corp.
     International...........    3,690          25,350
  Sotheby's..................      980          15,543
  Strayer Education, Inc. ...      210          42,624
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            218,257
                                           -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Cincinnati Bell, Inc.*.....    3,110           9,579
                                           -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                       9,579
                                           -----------
  ELECTRIC UTILITIES 1.5%
  Cleco Corp. ...............      890          22,028
  DPL, Inc. .................    1,700          43,078
  Great Plains Energy,
     Inc. ...................    1,990          34,427
  Hawaiian Electric
     Industries, Inc. .......    1,350          24,097
  IDACORP, Inc. .............      690          19,382
  NV Energy, Inc. ...........    3,450          39,537
  Westar Energy, Inc. .......    1,600          30,640
                                           -----------
TOTAL ELECTRIC UTILITIES                       213,189
                                           -----------
  ELECTRICAL EQUIPMENT 1.5%
  AMETEK, Inc. ..............    1,580          55,126
  Hubbell, Inc. -- Class B...      830          35,300
  Roper Industries, Inc. ....    1,330          67,232
  Thomas & Betts Corp.*......      780          26,684
  Woodward Governor Co. .....      830          19,513
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                     203,855
                                           -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
  Arrow Electronics, Inc.*...    1,760          44,598
  Avnet, Inc.*...............    2,220          55,012
  Ingram Micro, Inc. -- Class
     A*......................    2,400          42,360
  Itron, Inc.*...............      590          35,424
  National Instruments
     Corp. ..................      830          22,161
  Tech Data Corp.*...........      740          28,438
  Trimble Navigation, Ltd.*..    1,760          36,907
  Vishay Intertechnology,
     Inc.*...................    2,740          17,070
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       281,970
                                           -----------
  ENERGY EQUIPMENT & SERVICES 2.3%
  Exterran Holdings, Inc.*...      920          18,796
  Helix Energy Solutions
     Group, Inc.*............    1,340          18,398
  Helmerich & Payne, Inc. ...    1,550          58,931
  Oceaneering International,
     Inc.*...................      810          41,391
  Patterson-UTI Energy,
     Inc. ...................    2,260          35,211
  Pride International,
     Inc.*...................    2,550          75,378
  Superior Energy Services,
     Inc.*...................    1,150          24,851
  Tidewater, Inc. ...........      760          31,669
  Unit Corp.*................      590          23,057
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES              327,682
                                           -----------
  FOOD & STAPLES RETAILING 0.3%
  BJ's Wholesale Club,
     Inc.*...................      820          28,725
  Ruddick Corp. .............      600          16,032
                                           -----------
TOTAL FOOD & STAPLES RETAILING                  44,757
                                           -----------
  FOOD PRODUCTS 1.1%
  Corn Products
     International, Inc. ....    1,100          30,998
  Flowers Foods, Inc. .......    1,140          26,630
  Lancaster Colony Corp. ....      280          13,602
  Ralcorp Holdings, Inc.*....      830          44,571
  Smithfield Foods, Inc.*....    2,070          27,614
  Tootsie Roll Industries,
     Inc. ...................      390           9,676
                                           -----------
TOTAL FOOD PRODUCTS                            153,091
                                           -----------
  GAS UTILITIES 2.1%
  AGL Resources, Inc. .......    1,140          39,855
  Atmos Energy Corp. ........    1,360          37,876
  Energen Corp. .............    1,050          46,074
  National Fuel Gas Co. .....    1,180          53,501
  Oneok, Inc. ...............    1,550          56,126
  UGI Corp. .................    1,590          37,969
  WGL Holdings, Inc. ........      740          24,464
                                           -----------
TOTAL GAS UTILITIES                            295,865
                                           -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.4%
  Beckman Coulter, Inc. .....    1,010          64,973
  Edwards Lifesciences
     Corp.*..................      830          63,860
  Gen-Probe, Inc.*...........      740          30,873
  Hill-Rom Holdings, Inc. ...      920          18,023
  Hologic, Inc.*.............    3,770          55,721
  Idexx Laboratories, Inc.*..      860          43,963
  Immucor, Inc.*.............    1,040          18,595
  Kinetic Concepts, Inc.*....      910          30,203
  Masimo Corp.*..............      760          20,193
  ResMed, Inc.*..............    1,110          54,623
  STERIS Corp. ..............      860          25,164
  Teleflex, Inc. ............      580          28,855
  Thoratec Corp.*............      830          21,796
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         476,842
                                           -----------
  HEALTH CARE PROVIDERS & SERVICES 2.8%
  Community Health Systems,
     Inc.*...................    1,360          42,541
  Health Management
     Associates,
     Inc. -- Class A*........    3,620          22,082
  Health Net, Inc.*..........    1,530          22,812
  Henry Schein, Inc.*........    1,330          70,264
  Kindred Healthcare, Inc.*..      570           8,379
  LifePoint Hospitals,
     Inc.*...................      800          22,664
  Lincare Holdings, Inc.*....    1,000          31,410
  Omnicare, Inc. ............    1,750          37,922


See Notes to Financial Statements.

                                                                ANNUAL REPORT 39



RYDEXSGI 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Owens & Minor, Inc. .......      610         $24,943
  Psychiatric Solutions,
     Inc.*...................      830          17,131
  Universal Health Services,
     Inc. -- Class B.........      720          40,068
  VCA Antech, Inc.*..........    1,250          29,775
  WellCare Health Plans,
     Inc.*...................      620          16,201
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         386,192
                                           -----------
  HEALTH CARE TECHNOLOGY 0.5%
  Cerner Corp.*..............      990          75,280
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                    75,280
                                           -----------
  HOTELS, RESTAURANTS & LEISURE 1.5%
  Bob Evans Farms, Inc. .....      460          12,084
  Boyd Gaming Corp.*.........      810           5,962
  Brinker International,
     Inc. ...................    1,500          18,960
  Cheesecake Factory,
     Inc.(The)*..............      880          15,998
  Chipotle Mexican Grill,
     Inc. -- Class A*........      460          37,485
  International Speedway
     Corp. -- Class A........      450          11,480
  Life Time Fitness, Inc.*...      610          13,146
  Panera Bread Co. -- Class
     A*......................      460          27,591
  Scientific Games
     Corp. -- Class A*.......      950          13,366
  Wendy's/Arby's Group,
     Inc. -- Class A.........    5,400          21,330
  WMS Industries, Inc.*......      780          31,184
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            208,586
                                           -----------
  HOUSEHOLD DURABLES 1.5%
  American Greetings
     Corp. -- Class A........      580          11,797
  Blyth, Inc. ...............       90           3,189
  MDC Holdings, Inc. ........      550          17,941
  Mohawk Industries, Inc.*...      820          35,121
  NVR, Inc.*.................       90          59,604
  Ryland Group, Inc. ........      640          11,872
  Toll Brothers, Inc.*.......    2,010          34,813
  Tupperware Brands Corp. ...      930          41,869
                                           -----------
TOTAL HOUSEHOLD DURABLES                       216,206
                                           -----------
  HOUSEHOLD PRODUCTS 0.9%
  Church & Dwight Co.,
     Inc. ...................    1,030          58,586
  Energizer Holdings, Inc.*..    1,020          62,088
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                       120,674
                                           -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  Black Hills Corp. .........      570          13,891
                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                13,891
                                           -----------
  INDUSTRIAL CONGLOMERATES 0.2%
  Carlisle Cos., Inc. .......      900          27,936
                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                  27,936
                                           -----------
  INSURANCE 4.0%
  American Financial Group,
     Inc. ...................    1,160          28,536
  Arthur J. Gallagher &
     Co. ....................    1,490          33,242
  Brown & Brown, Inc. .......    1,730          31,780
  Everest Re Group, Ltd. ....      890          77,866
  Fidelity National
     Financial, Inc. -- Class
     A.......................    3,390          46,002
  First American Corp. ......    1,370          41,634
  Hanover Insurance Group,
     Inc.(The)...............      750          31,553
  HCC Insurance Holdings,
     Inc. ...................    1,650          43,544
  Horace Mann Educators
     Corp. ..................      580           7,209
  Mercury General Corp. .....      520          18,959
  Old Republic International
     Corp. ..................    3,530          37,700
  Protective Life Corp. .....    1,260          24,255
  Reinsurance Group of
     America, Inc. ..........    1,070          49,327
  StanCorp Financial Group,
     Inc. ...................      720          26,431
  Unitrin, Inc. .............      730          14,308
  W.R. Berkley Corp. ........    1,980          48,946
                                           -----------
TOTAL INSURANCE                                561,292
                                           -----------
  INTERNET & CATALOG RETAIL 1.0%
  NetFlix, Inc.*.............      670          35,811
  Priceline.com, Inc.*.......      620          97,830
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                133,641
                                           -----------
  INTERNET SOFTWARE & SERVICES 0.5%
  Digital River, Inc.*.......      570          13,013
  Equinix, Inc.*.............      570          48,633
  ValueClick, Inc.*..........    1,280          12,595
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES              74,241
                                           -----------
  IT SERVICES 2.9%
  Acxiom Corp.*..............    1,160          13,317
  Alliance Data Systems
     Corp.*..................      780          42,884
  Broadridge Financial
     Solutions, Inc. ........    2,050          42,661
  DST Systems, Inc.*.........      580          24,192
  Gartner, Inc.*.............      880          16,386
  Global Payments, Inc. .....    1,180          58,091
  Hewitt Associates,
     Inc. -- Class A*........    1,220          43,334
  Lender Processing Services,
     Inc. ...................    1,410          56,118
  Mantech International
     Corp. -- Class A*.......      320          14,035
  NeuStar, Inc. -- Class A*..    1,090          25,179
  SAIC, Inc.*................    3,080          54,547
  SRA International,
     Inc. -- Class A*........      630          11,819
                                           -----------
TOTAL IT SERVICES                              402,563
                                           -----------
  LEISURE EQUIPMENT & PRODUCTS 0.0%(A)
  Callaway Golf Co. .........      950           6,498
                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS               6,498
                                           -----------
  LIFE SCIENCES TOOLS & SERVICES 1.8%
  Affymetrix, Inc.*..........    1,040           5,439
  Bio-Rad Laboratories,
     Inc. -- Class A*........      280          25,029
  Charles River Laboratories
     International, Inc.*....      970          35,424
  Covance, Inc.*.............      940          48,579
  Mettler Toledo
     International, Inc.*....      500          48,750
  Pharmaceutical Product
     Development, Inc. ......    1,740          37,497
  Techne Corp. ..............      550          34,381
  Varian, Inc.*..............      420          21,504
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           256,603
                                           -----------
  MACHINERY 4.6%
  AGCO Corp.*................    1,360          38,230
  Bucyrus International,
     Inc. -- Class A.........    1,100          48,862
  Crane Co. .................      690          19,216
  Donaldson Co., Inc. .......    1,130          40,307
  Federal Signal Corp. ......      720           4,421
  Graco, Inc. ...............      880          24,235
  Harsco Corp. ..............    1,180          37,158
  IDEX Corp. ................    1,190          33,832
  Joy Global, Inc. ..........    1,500          75,615
  Kennametal, Inc. ..........    1,190          28,036
  Lincoln Electric Holdings,
     Inc. ...................      620          29,413
  Nordson Corp. .............      490          25,857
  Oshkosh Corp. .............    1,310          40,951
  Pentair, Inc. .............    1,440          41,904
  SPX Corp. .................      720          38,002
  Terex Corp.*...............    1,590          32,150


See Notes to Financial Statements.

 40


RYDEXSGI 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Timken Co. ................    1,170         $25,775
  Trinity Industries, Inc. ..    1,160          19,581
  Valmont Industries, Inc. ..      290          20,958
  Wabtec Corp. ..............      700          25,732
                                           -----------
TOTAL MACHINERY                                650,235
                                           -----------
  MARINE 0.3%
  Alexander & Baldwin,
     Inc. ...................      600          17,298
  Kirby Corp.*...............      790          26,702
                                           -----------
TOTAL MARINE                                    44,000
                                           -----------
  MEDIA 0.9%
  DreamWorks Animation SKG,
     Inc. -- Class A*........    1,110          35,520
  Harte-Hanks, Inc. .........      560           6,574
  John Wiley & Sons, Inc.-
     Class A.................      630          22,189
  Lamar Advertising
     Co. -- Class A*.........      780          18,954
  Marvel Entertainment,
     Inc.*...................      720          35,978
  Scholastic Corp. ..........      370           9,202
                                           -----------
TOTAL MEDIA                                    128,417
                                           -----------
  METALS & MINING 1.4%
  Carpenter Technology
     Corp. ..................      650          13,670
  Cliffs Natural Resources,
     Inc. ...................    1,920          68,294
  Commercial Metals Co. .....    1,650          24,486
  Reliance Steel & Aluminum
     Co. ....................      940          34,291
  Steel Dynamics, Inc. ......    3,160          42,312
  Worthington Industries,
     Inc. ...................      890           9,835
                                           -----------
TOTAL METALS & MINING                          192,888
                                           -----------
  MULTI-UTILITIES 1.7%
  Alliant Energy Corp. ......    1,630          43,293
  MDU Resources Group,
     Inc. ...................    2,700          56,025
  NSTAR......................    1,570          48,592
  OGE Energy Corp. ..........    1,420          47,172
  PNM Resources, Inc. .......    1,270          13,614
  Vectren Corp. .............    1,190          26,823
                                           -----------
TOTAL MULTI-UTILITIES                          235,519
                                           -----------
  MULTILINE RETAIL 0.6%
  99 Cents Only Stores*......      660           7,504
  Dollar Tree, Inc.*.........    1,310          59,120
  Saks, Inc.*................    2,340          13,128
                                           -----------
TOTAL MULTILINE RETAIL                          79,752
                                           -----------
  OFFICE ELECTRONICS 0.2%
  Zebra Technologies
     Corp. -- Class A*.......      870          21,750
                                           -----------
TOTAL OFFICE ELECTRONICS                        21,750
                                           -----------
  OIL, GAS & CONSUMABLE FUELS 3.3%
  Arch Coal, Inc. ...........    2,390          51,768
  Bill Barrett Corp.*........      570          17,659
  Cimarex Energy Co. ........    1,230          48,167
  Comstock Resources, Inc.*..      680          27,941
  Encore Acquisition Co.*....      820          30,397
  Forest Oil Corp.*..........    1,650          32,340
  Frontier Oil Corp. ........    1,540          21,344
  Mariner Energy, Inc.*......    1,500          19,110
  Newfield Exploration Co.*..    1,950          79,989
  Overseas Shipholding Group,
     Inc. ...................      340          13,345
  Patriot Coal Corp.*........    1,100          12,430
  Plains Exploration &
     Production Co.*.........    2,050          54,325
  Quicksilver Resources,
     Inc.*...................    1,740          21,228
  Southern Union Co. ........    1,820          35,617
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS              465,660
                                           -----------
  PAPER & FOREST PRODUCTS 0.1%
  Louisiana-Pacific Corp.*...    1,790           9,398
                                           -----------
TOTAL PAPER & FOREST PRODUCTS                    9,398
                                           -----------
  PERSONAL PRODUCTS 0.5%
  Alberto-Culver Co. ........    1,250          33,525
  NBTY, Inc.*................      910          33,133
                                           -----------
TOTAL PERSONAL PRODUCTS                         66,658
                                           -----------
  PHARMACEUTICALS 0.9%
  Endo Pharmaceuticals
     Holdings, Inc.*.........    1,720          38,528
  Medicis Pharmaceutical
     Corp. -- Class A........      840          17,783
  Perrigo Co. ...............    1,170          43,512
  Valeant Pharmaceuticals
     International*..........      990          29,106
                                           -----------
TOTAL PHARMACEUTICALS                          128,929
                                           -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.7%
  Alexandria Real Estate
     Equities, Inc. .........      640          34,669
  AMB Property Corp. ........    2,150          47,257
  BRE Properties, Inc. ......      780          21,239
  Camden Property Trust......      940          34,075
  Corporate Office Properties
     Trust...................      850          28,211
  Cousins Properties, Inc. ..    1,370          10,028
  Duke Realty Corp. .........    3,290          36,980
  Equity One, Inc. ..........      480           7,162
  Essex Property Trust,
     Inc. ...................      410          30,824
  Federal Realty Investment
     Trust...................      900          53,127
  Highwoods Properties,
     Inc. ...................    1,040          28,621
  Hospitality Properties
     Trust...................    1,790          34,565
  Liberty Property Trust.....    1,640          48,167
  Macerich Co.(The)..........    1,360          40,528
  Mack-Cali Realty Corp. ....    1,150          35,592
  Nationwide Health
     Properties, Inc. .......    1,570          50,632
  Omega Healthcare Investors,
     Inc. ...................    1,220          18,495
  Potlatch Corp. ............      580          16,188
  Rayonier, Inc. ............    1,160          44,753
  Realty Income Corp. .......    1,530          35,465
  Regency Centers Corp. .....    1,180          39,589
  SL Green Realty Corp. .....    1,130          43,799
  UDR, Inc. .................    2,210          31,780
  Weingarten Realty
     Investors...............    1,530          28,305
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                      800,051
                                           -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  Jones Lang LaSalle, Inc. ..      610          28,579
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                   28,579
                                           -----------
  ROAD & RAIL 1.0%
  Con-way, Inc. .............      720          23,753
  J.B. Hunt Transport
     Services, Inc. .........    1,290          38,777
  Kansas City Southern*......    1,390          33,680
  Landstar System, Inc. .....      750          26,430
  Werner Enterprises, Inc. ..      640          12,000
                                           -----------
TOTAL ROAD & RAIL                              134,640
                                           -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
  Atmel Corp.*...............    6,630          24,663
  Cree, Inc.*................    1,480          62,308
  Fairchild Semiconductor
     International, Inc.*....    1,820          13,614
  Integrated Device
     Technology, Inc.*.......    2,430          14,288
  International Rectifier
     Corp.*..................    1,050          19,194


See Notes to Financial Statements.

                                                                ANNUAL REPORT 41



RYDEXSGI 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Intersil Corp. -- Class A..    1,800         $22,590
  Lam Research Corp.*........    1,860          62,719
  RF Micro Devices, Inc.*....    3,920          15,602
  Semtech Corp.*.............      900          13,923
  Silicon Laboratories,
     Inc.*...................      660          27,654
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    276,555
                                           -----------
  SOFTWARE 3.2%
  ACI Worldwide, Inc.*.......      500           8,045
  Advent Software, Inc.*.....      230           8,791
  Ansys, Inc.*...............    1,290          52,348
  Cadence Design Systems,
     Inc.*...................    3,910          23,890
  Factset Research Systems,
     Inc. ...................      620          39,711
  Fair Isaac Corp. ..........      720          14,638
  Informatica Corp.*.........    1,300          27,599
  Jack Henry & Associates,
     Inc. ...................    1,240          28,607
  Mentor Graphics Corp.*.....    1,440          10,512
  MICROS Systems, Inc.*......    1,180          31,766
  Parametric Technology
     Corp.*..................    1,710          25,496
  Quest Software, Inc.*......      890          14,925
  Rovi Corp.*................    1,490          41,050
  Solera Holdings, Inc. .....    1,020          32,864
  Sybase, Inc.*..............    1,190          47,076
  Synopsys, Inc.*............    2,140          47,080
                                           -----------
TOTAL SOFTWARE                                 454,398
                                           -----------
  SPECIALTY RETAIL 4.6%
  Aaron's, Inc. .............      800          20,040
  Advance Auto Parts, Inc. ..    1,400          52,164
  Aeropostale, Inc.*.........      990          37,155
  American Eagle Outfitters,
     Inc. ...................    3,050          53,344
  AnnTaylor Stores Corp.*....      860          11,154
  Barnes & Noble, Inc. ......      580           9,634
  CarMax, Inc.*..............    3,240          63,731
  Chico's FAS, Inc.*.........    2,610          31,189
  Coldwater Creek, Inc.*.....      850           4,888
  Collective Brands, Inc.*...      940          17,437
  Dick's Sporting Goods,
     Inc.*...................    1,290          29,270
  Foot Locker, Inc. .........    2,300          24,104
  Guess?, Inc. ..............      850          31,068
  J. Crew Group, Inc.*.......      820          33,440
  PetSmart, Inc. ............    1,840          43,295
  Rent-A-Center, Inc.*.......      970          17,809
  Ross Stores, Inc. .........    1,840          80,978
  Urban Outfitters, Inc.*....    1,900          59,622
  Williams-Sonoma, Inc. .....    1,550          29,109
                                           -----------
TOTAL SPECIALTY RETAIL                         649,431
                                           -----------
  TEXTILES, APPAREL & LUXURY GOODS 0.9%
  Fossil, Inc.*..............      710          18,978
  Hanesbrands, Inc.*.........    1,390          30,052
  Phillips-Van Heusen
     Corp. ..................      760          30,514
  Timberland Co. -- Class
     A*......................      660          10,679
  Under Armour, Inc. -- Class
     A*......................      550          14,767
  Warnaco Group, Inc.*.......      670          27,155
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         132,145
                                           -----------
  THRIFTS & MORTGAGE FINANCE 1.0%
  Astoria Financial Corp. ...    1,200          11,976
  First Niagara Financial
     Group, Inc. ............    2,690          34,540
  New York Community Bancorp,
     Inc. ...................    5,140          55,460
  NewAlliance Bancshares,
     Inc. ...................    1,570          17,396
  Washington Federal, Inc. ..    1,600          27,440
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               146,812
                                           -----------
  TOBACCO 0.1%
  Universal Corp. ...........      360          14,972
                                           -----------
TOTAL TOBACCO                                   14,972
                                           -----------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  GATX Corp. ................      680          18,483
  MSC Industrial Direct
     Co. -- Class A..........      640          27,552
  United Rentals, Inc.*......      880           8,351
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS          54,386
                                           -----------
  WATER UTILITIES 0.2%
  Aqua America, Inc. ........    2,000          30,900
                                           -----------
TOTAL WATER UTILITIES                           30,900
                                           -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Syniverse Holdings, Inc.*..    1,010          17,301
  Telephone & Data Systems,
     Inc. ...................    1,390          41,173
                                           -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                      58,474
                                           -----------
TOTAL COMMON STOCKS
  (Cost $9,191,338)                         12,108,063
                                           -----------
TOTAL INVESTMENTS 86.3% (B)
  (Cost $9,191,338)                         12,108,063
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--13.7%                         1,915,319
                                           -----------
NET ASSETS--100.0%                         $14,023,382
------------------------------------------------------


                                            UNREALIZED
                               CONTRACTS          LOSS
------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  December 2009 S&P MidCap
     400 Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $5,910,300)(b)..........       90       $(289,323)
------------------------------------------------------


                                            UNREALIZED
                                   UNITS          LOSS
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     October 2009 S&P MidCap
     400 Index Swap,
     Terminating 10/30/09
     (Notional Market Value
     $5,743,906)**(c)........    8,714             $(3)
  Goldman Sachs International
     October 2009 S&P MidCap
     400 Index Swap,
     Terminating 10/30/09
     (Notional Market Value
     $4,223,490)**(c)........    6,407              (3)
                                           -----------
(TOTAL NOTIONAL MARKET VALUE
  $9,967,396)................                      $(6)
------------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (c) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

 42


RYDEXSGI INVERSE 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS 71.5%
  State Street Bank & Trust
     Co., 0.010%, dated
     10/30/09, to be
     repurchased at
     $4,035,003 on 11/02/09
     collateralized by
     $3,980,000 FHLB at
     4.500% due 09/13/19 with
     a value of $4,119,300...  $4,035,000   $4,035,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,035,000)                          4,035,000
                                            ----------
TOTAL INVESTMENTS 71.5% (A)
  (Cost $4,035,000)                          4,035,000
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--28.5%                         1,605,912
                                            ----------
NET ASSETS--100.0%                          $5,640,912
------------------------------------------------------


                                            UNREALIZED
                                CONTRACTS         GAIN
------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  December 2009 S&P MidCap
     400 Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $2,626,800)(a)..........          40      $72,534
------------------------------------------------------


                                            UNREALIZED
                                    UNITS    GAIN/LOSS
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     October 2009 S&P MidCap
     400 Index Swap,
     Terminating 10/30/09
     (Notional Market Value
     $6,400,696)*(b).........       9,711           $0
  Goldman Sachs October 2009
     S&P MidCap 400 Index
     Swap, Terminating
     10/30/09 (Notional
     Market Value
     $2,259,698)*(b).........       3,428            0
                                            ----------
(TOTAL NOTIONAL MARKET VALUE
  $8,660,394)................                       $0
------------------------------------------------------




   * Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

FHLB--Federal Home Loan Bank.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 43



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 84.5%
  AEROSPACE & DEFENSE 1.4%
  AAR Corp.*.................       855        $16,767
  Aerovironment, Inc.*.......       292          7,785
  American Science &
     Engineering, Inc. ......       201         13,290
  Applied Signal Technology,
     Inc. ...................       291          5,963
  Argon ST, Inc.*............       301          5,599
  Ascent Solar Technologies,
     Inc.*...................       342          1,727
  Astronics Corp.*...........       201          1,666
  Ceradyne, Inc.*............       573          9,237
  Cubic Corp. ...............       342         11,871
  Curtiss-Wright Corp. ......     1,005         29,969
  DigitalGlobe, Inc.*........       322          7,190
  Ducommun, Inc. ............       231          3,932
  DynCorp International,
     Inc. -- Class A*........       543          9,231
  Esterline Technologies
     Corp.*..................       654         27,540
  GenCorp, Inc.*.............     1,117          8,310
  HEICO Corp. ...............       513         19,509
  Herley Industries, Inc.*...       301          3,404
  Hexcel Corp.*..............     2,142         23,562
  Ladish Co., Inc.*..........       352          4,562
  LMI Aerospace, Inc.*.......       191          2,057
  Moog, Inc. -- Class A*.....       945         23,597
  Orbital Sciences Corp.*....     1,247         16,061
  Stanley, Inc.*.............       252          7,119
  Taser International,
     Inc.*...................     1,368          5,595
  Teledyne Technologies,
     Inc.*...................       795         27,157
  Todd Shipyards Corp. ......       131          2,185
  Triumph Group, Inc. .......       372         17,413
                                           -----------
TOTAL AEROSPACE & DEFENSE                      312,298
                                           -----------
  AIR FREIGHT & LOGISTICS 0.2%
  Air Transport Services
     Group, Inc.*............     1,227          3,178
  Atlas Air Worldwide
     Holdings, Inc.*.........       382         10,043
  Dynamex, Inc.*.............       211          3,910
  Forward Air Corp. .........       643         13,722
  HUB Group, Inc. -- Class
     A*......................       825         20,509
  Pacer International,
     Inc. ...................       775          2,216
                                           -----------
TOTAL AIR FREIGHT & LOGISTICS                   53,578
                                           -----------
  AIRLINES 0.6%
  Airtran Holdings, Inc.*....     2,656         11,235
  Alaska Air Group, Inc.*....       805         20,705
  Allegiant Travel Co.*......       342         12,897
  Hawaiian Holdings, Inc.*...     1,147          8,132
  JetBlue Airways Corp.*.....     5,613         27,840
  Republic Airways Holdings,
     Inc.*...................       765          6,128
  SkyWest, Inc. .............     1,237         17,281
  UAL Corp.*.................     3,189         20,760
  US Airways Group, Inc.*....     3,160          9,670
                                           -----------
TOTAL AIRLINES                                 134,648
                                           -----------
  AUTO COMPONENTS 0.6%
  American Axle &
     Manufacturing Holdings,
     Inc. ...................       955          5,720
  Amerigon, Inc.*............       473          3,041
  ArvinMeritor, Inc. ........     1,639         12,801
  China Automotive Systems,
     Inc.*...................       100          1,036
  Cooper Tire & Rubber Co. ..     1,307         19,945
  Dana Holding Corp.*........     2,214         12,531
  Dorman Products, Inc.*.....       251          3,670
  Drew Industries, Inc.*.....       403          7,713
  Exide Technologies*........     1,116          6,830
  Fuel Systems Solutions,
     Inc.*...................       302          9,887
  Hawk Corp. -- Class A*.....       121          1,684
  Modine Manufacturing Co. ..       725          7,468
  Raser Technologies, Inc.*..     1,368          1,614
  Spartan Motors, Inc. ......       715          3,568
  Standard Motor Products,
     Inc. ...................       343          2,867
  Stoneridge, Inc.*..........       332          2,440
  Superior Industries
     International, Inc. ....       513          6,813
  Tenneco, Inc.*.............     1,046         14,247
  Wonder Auto Technolgy,
     Inc.*...................       322          4,167
                                           -----------
TOTAL AUTO COMPONENTS                          128,042
                                           -----------
  AUTOMOBILES 0.0%(A)
  Winnebago Industries,
     Inc.*...................       644          7,406
                                           -----------
TOTAL AUTOMOBILES                                7,406
                                           -----------
  BEVERAGES 0.1%
  Boston Beer Co.,
     Inc. -- Class A*........       191          7,258
  Coca-Cola Bottling Co.
     Consolidated............        91          4,087
  Heckmann Corp.*............     1,771          7,544
  National Beverage Corp.*...       241          2,639
                                           -----------
TOTAL BEVERAGES                                 21,528
                                           -----------
  BIOTECHNOLOGY 3.0%
  Acorda Therapeutics,
     Inc.*...................       845         18,362
  Affymax, Inc.*.............       302          6,082
  Alkermes, Inc.*............     2,092         16,673
  Allos Therapeutics, Inc.*..     1,378          7,786
  Alnylam Pharmaceuticals,
     Inc.*...................       795         13,547
  Amicus Therapeutics,
     Inc.*...................       332          1,275
  Arena Pharmaceuticals,
     Inc.*...................     2,052          7,244
  Ariad Pharmaceuticals,
     Inc.*...................     2,414          4,345
  ArQule, Inc.*..............       915          3,065
  Array BioPharma, Inc.*.....     1,066          1,908
  AVI BioPharma, Inc.*.......     2,123          3,121
  BioCryst Pharmaceuticals,
     Inc.*...................       473          4,224
  Cardium Therapeutics,
     Inc.*...................       921            635
  Celera Corp.*..............     1,811         11,210
  Cell Therapeutics, Inc.*...    11,880         11,286
  Celldex Therapeutics Inc*..       553          2,411
  Cepheid, Inc.*.............     1,287         17,078
  Chelsea Therapeutics
     International, Ltd.*....       583          1,609
  Clinical Data, Inc.*.......       251          3,961
  Cubist Pharmaceuticals,
     Inc.*...................     1,277         21,632
  Curis, Inc.*...............     1,409          2,804
  Cytokinetics, Inc.*........       966          3,082
  Cytori Therapeutics,
     Inc.*...................       644          2,119
  Dyax Corp.*................     1,479          4,644
  Emergent Biosolutions,
     Inc.*...................       362          5,220
  Enzon Pharmaceuticals,
     Inc.*...................     1,006          8,440
  Facet Biotech Corp.*.......       543          9,302
  Genomic Health, Inc.*......       312          5,794
  Geron Corp.*...............     1,972         12,049
  GTx, Inc.*.................       423          3,798
  Halozyme Therapeutics,
     Inc.*...................     1,499          9,084
  Hemispherx Biopharma,
     Inc.*...................     2,606          3,779
  Human Genome Sciences,
     Inc.*...................     3,602         67,321
  Idenix Pharmaceuticals,
     Inc.*...................       694          1,541
  Idera Pharmaceuticals,
     Inc.*...................       483          2,579
  Immunogen, Inc.*...........     1,220          8,162
  Immunomedics, Inc.*........     1,448          5,155
  Incyte Corp.*..............     1,579          9,300
  Infinity Pharmaceuticals,
     Inc.*...................       393          2,193
  Insmed, Inc.*..............     2,766          1,936
  InterMune, Inc.*...........       845         10,208
  Isis Pharmaceuticals,
     Inc.*...................     2,062         26,125
  Lexicon Pharmaceuticals,
     Inc.*...................     1,771          2,320


See Notes to Financial Statements.

 44


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Ligand Pharmaceuticals,
     Inc. -- Class B*........     2,515         $4,275
  MannKind Corp.*............     1,278          6,671
  Martek Biosciences Corp.*..       734         13,183
  Maxygen, Inc.*.............       563          3,142
  Medivation, Inc.*..........       634         16,180
  Metabolix, Inc.*...........       432          4,380
  Micromet, Inc.*............     1,267          6,474
  Molecular Insight
     Pharmaceuticals, Inc.*..       373          1,790
  Momenta Pharmaceuticals,
     Inc.*...................       775          7,068
  Myriad Pharmaceuticals,
     Inc.*...................       533          2,942
  Nabi Biopharmaceuticals*...     1,137          3,695
  Nanosphere, Inc.*..........       231          1,543
  Neurocrine Biosciences,
     Inc.*...................       865          1,920
  NeurogesX, Inc.*...........       231          1,823
  Novavax, Inc.*.............     1,471          5,649
  NPS Pharmaceuticals,
     Inc.*...................     1,056          3,347
  OncoGenex Pharmaceutical,
     Inc.*...................       100          2,911
  Onyx Pharmaceuticals,
     Inc.*...................     1,368         36,389
  Opko Health, Inc.*.........       966          2,096
  Orexigen Therapeutics,
     Inc.*...................       593          3,831
  Osiris Therapeutics,
     Inc.*...................       372          2,362
  OXiGENE, Inc.*.............       815            921
  PDL BioPharma, Inc. .......     2,646         22,253
  Pharmasset, Inc.*..........       463          8,695
  Poniard Pharmaceuticals,
     Inc.*...................       513          3,360
  Progenics Pharmaceuticals,
     Inc.*...................       593          2,485
  Protalix BioTherapeutics,
     Inc.*...................       765          7,252
  Regeneron Pharmaceuticals,
     Inc.*...................     1,398         21,949
  Repligen Corp.*............       684          3,338
  Rigel Pharmaceuticals,
     Inc.*...................       880          5,641
  Sangamo Biosciences,
     Inc.*...................       915          4,868
  Savient Pharmaceuticals,
     Inc.*...................     1,348         16,985
  SciClone Pharmaceuticals,
     Inc.*...................       795          1,956
  Seattle Genetics, Inc.*....     1,841         16,716
  SIGA Technologies, Inc.*...       573          3,656
  Spectrum Pharmaceuticals,
     Inc.*...................       890          3,693
  StemCells, Inc.*...........     2,284          2,604
  Synta Pharmaceuticals
     Corp.*..................       362            995
  Theravance, Inc.*..........     1,177         16,443
  Vanda Pharmaceuticals,
     Inc.*...................       593          6,049
  Vical, Inc.*...............       945          2,911
  Zymogenetics, Inc.*........       835          3,883
                                           -----------
TOTAL BIOTECHNOLOGY                            652,733
                                           -----------
  BUILDING PRODUCTS 0.5%
  AAON, Inc. ................       272          4,899
  American Woodmark Corp. ...       231          4,544
  Ameron International
     Corp. ..................       201         11,855
  Apogee Enterprises, Inc. ..       614          8,129
  Builders FirstSource,
     Inc.*...................       362          1,408
  Gibraltar Industries,
     Inc. ...................       594          6,427
  Griffon Corp.*.............       965          8,463
  Insteel Industries, Inc. ..       392          4,359
  NCI Building Systems,
     Inc.*...................       433            849
  Quanex Building Products
     Corp. ..................       835         12,416
  Simpson Manufacturing Co.,
     Inc. ...................       845         19,765
  Trex Co., Inc.*............       342          5,441
  Universal Forest Products,
     Inc. ...................       423         15,093
                                           -----------
TOTAL BUILDING PRODUCTS                        103,648
                                           -----------
  CAPITAL MARKETS 2.0%
  Allied Capital Corp. ......     3,963         12,365
  American Capital, Ltd.*....     6,197         16,608
  Apollo Investment Corp. ...     3,617         32,553
  Ares Capital Corp. ........     2,158         22,530
  BGC Partners, Inc. -- Class
     A.......................     1,026          4,956
  BlackRock Kelso Capital
     Corp. ..................       282          2,061
  Broadpoint Gleacher
     Securities, Inc.*.......     1,147          7,306
  Calamos Asset Management,
     Inc. -- Class A.........       433          4,590
  Capital Southwest Corp. ...        70          5,198
  Cohen & Steers, Inc. ......       382          7,384
  Diamond Hill Investment
     Group, Inc.*............        50          2,623
  Duff & Phelps
     Corp. -- Class A........       362          6,223
  E*TRADE Financial Corp.*...    22,587         32,977
  Epoch Holding Corp. .......       281          2,610
  Evercore Partners,
     Inc. -- Class A.........       231          7,540
  FBR Capital Markets
     Corp.*..................       402          2,452
  GAMCO Investors,
     Inc. -- Class A.........       161          6,793
  GFI Group, Inc. ...........     1,438          7,406
  Gladstone Capital Corp. ...       463          3,801
  Gladstone Invt Corp. ......       493          2,490
  Harris & Harris Group,
     Inc.*...................       573          2,458
  Hercules Technology Growth
     Capital, Inc. ..........       785          7,363
  International Assets
     Holding Corp.*..........       282          5,073
  JMP Group, Inc. ...........       322          2,711
  Kayne Anderson Energy
     Development Co. ........       221          2,760
  KBW, Inc.*.................       775         21,700
  Knight Capital Group,
     Inc. -- Class A*........     2,062         34,745
  Kohlberg Capital Corp. ....       403          2,140
  LaBranche & Co., Inc.*.....     1,227          3,387
  Main Street Capital
     Corp. ..................       161          2,140
  MCG Capital Corp.*.........     1,449          5,782
  MF Global, Ltd.*...........     2,143         15,258
  MVC Capital, Inc. .........       483          4,434
  NGP Capital Resources
     Co. ....................       483          3,458
  Oppenheimer Holdings,
     Inc. ...................       211          5,380
  optionsXpress Holdings,
     Inc. ...................       935         14,614
  PennantPark Investment
     Corp. ..................       464          3,587
  Penson Worldwide, Inc.*....       433          4,222
  Piper Jaffray Cos., Inc.*..       433         20,087
  Prospect Capital Corp. ....     1,144         11,360
  Pzena Investment
     Management,
     Inc. -- Class A*........       171          1,262
  Riskmetrics Group, Inc.*...       483          7,095
  Safeguard Scientifics,
     Inc.*...................       453          4,412
  Sanders Morris Harris
     Group, Inc. ............       423          2,458
  Stifel Financial Corp.*....       660         34,294
  SWS Group, Inc. ...........       533          7,132
  Thomas Weisel Partners
     Group, Inc.*............       463          2,097
  TICC Capital Corp. ........       595          2,927
  TradeStation Group, Inc.*..       735          5,674
  Triangle Capital Corp. ....       193          2,313
  U.S. Global Investors,
     Inc. -- Class A.........       282          2,817
  Virtus Investment Partners,
     Inc.*...................       131          1,920
  Westwood Holdings Group,
     Inc. ...................       121          4,270
                                           -----------
TOTAL CAPITAL MARKETS                          441,796
                                           -----------
  CHEMICALS 1.8%
  A. Schulman, Inc. .........       513          8,911
  American Vanguard Corp. ...       433          3,594
  Arch Chemicals, Inc. ......       553         15,313
  Balchem Corp. .............       403         11,119
  Calgon Carbon Corp.*.......     1,217         19,277
  China Green Agriculture,
     Inc.*...................       221          2,435
  Ferro Corp. ...............       996          6,105


See Notes to Financial Statements.

                                                                ANNUAL REPORT 45



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  H.B. Fuller Co. ...........     1,076        $20,562
  Hawkins, Inc. .............       191          4,015
  ICO, Inc.*.................       613          2,354
  Innophos Holdings, Inc. ...       382          7,392
  Innospec, Inc. ............       523          6,182
  Koppers Holdings, Inc. ....       453         11,832
  Landec Corp.*..............       583          3,813
  LSB Industries, Inc.*......       382          4,737
  Minerals Technologies,
     Inc. ...................       413         20,344
  NewMarket Corp. ...........       221         20,664
  NL Industries, Inc. .......       151            936
  Olin Corp. ................     1,730         26,417
  OM Group, Inc.*............       674         18,211
  Omnova Solutions, Inc.*....       975          6,250
  PolyOne Corp.*.............     2,042         11,394
  Quaker Chemical Corp. .....       241          4,965
  Rockwood Holdings, Inc.*...     1,096         21,789
  Sensient Technologies
     Corp. ..................     1,077         27,237
  ShengdaTech, Inc.*.........       623          3,769
  Solutia, Inc.*.............     2,635         28,985
  Spartech Corp. ............       674          6,450
  Stepan Co. ................       161          9,216
  Westlake Chemical Corp. ...       433         10,518
  WR Grace & Co.*............     1,599         35,002
  Zep, Inc. .................       473          8,088
  Zoltek Cos., Inc.*.........       614          5,471
                                           -----------
TOTAL CHEMICALS                                393,347
                                           -----------
  COMMERCIAL BANKS 4.9%
  1st Source Corp. ..........       332          4,920
  Alliance Financial Corp. ..        91          2,370
  American National
     Bankshares, Inc. .......       131          2,807
  Ameris Bancorp.............       302          1,779
  Ames Natl Corp. ...........       141          2,961
  Arrow Financial Corp. .....       211          5,366
  Auburn National
     Bancorporation, Inc. ...        51            998
  Bancfirst Corp. ...........       141          5,092
  Banco Latinoamericano de
     Comercio Exterior,
     S.A. -- Class E.........       604          8,522
  Bancorp Rhode Island,
     Inc. ...................        81          2,067
  Bancorp, Inc. (The)*.......       443          2,259
  Bank of Kentucky Financial
     Corp. (The).............        70          1,515
  Bank of Marin Bancorp......       111          3,664
  Bank of the Ozarks, Inc. ..       291          6,620
  Banner Corp. ..............       372          1,142
  Bar Harbor Bankshares......        61          1,732
  Boston Private Financial
     Holdings, Inc. .........     1,499          8,919
  Bridge Bancorp, Inc. ......       141          2,992
  Bryn Mawr Bank Corp. ......       151          2,416
  Camden National Corp. .....       171          5,255
  Cape Bancorp, Inc.*........       261          1,853
  Capital City Bank Group,
     Inc. ...................       261          3,064
  Cardinal Financial Corp. ..       624          5,086
  Cathay General Bancorp.....     1,097          9,687
  Center Bancorp, Inc. ......       260          2,023
  Centerstate Banks of
     Florida, Inc. ..........       412          3,102
  Central Pacific Financial
     Corp. ..................       634            894
  Century Bancorp,
     Inc. -- Class A.........        80          1,946
  Chemical Financial Corp. ..       473         10,382
  Chicopee Bancorp, Inc.*....       141          1,774
  Citizens + Northn Corp. ...       201          2,448
  Citizens Holding Co. ......        91          2,011
  Citizens Republic Bancorp,
     Inc.*...................     2,797          1,684
  City Holding Co. ..........       352         10,761
  CNB Financial Corp. .......       191          3,022
  CoBiz Financial, Inc. .....       653          3,115
  Columbia Banking System,
     Inc. ...................       623          9,158
  Community Bank System,
     Inc. ...................       724         13,474
  Community Trust Bancorp,
     Inc. ...................       332          8,174
  CVB Financial Corp. .......     1,881         15,067
  Eagle Bancorp, Inc.*.......       240          2,244
  East West Bancorp, Inc. ...     2,032         18,349
  Enterprise Bancorp, Inc. ..       111          1,184
  Enterprise Financial
     Services Corp. .........       251          2,141
  F.N.B. Corp. ..............     2,525         17,877
  Farmers Capital Bank
     Corp. ..................       141          1,568
  Financial Institutions,
     Inc. ...................       241          2,545
  First Bancorp Inc/ME.......       191          2,982
  First BanCorp. ............     1,781          3,366
  First Bancorp..............       322          4,366
  First Busey Corp. .........       573          2,218
  First California Financial
     Group, Inc.*............       121            502
  First Commonwealth
     Financial Corp. ........     1,882          9,880
  First Community Bancshares,
     Inc. ...................       312          3,632
  First Financial Bancorp....     1,137         14,417
  First Financial Bankshares,
     Inc. ...................       463         22,432
  First Financial Corp. .....       261          7,238
  First Merchants Corp. .....       463          2,834
  First Midwest Bancorp,
     Inc. ...................     1,077         11,201
  First of Long Island Corp.
     (The)...................       121          2,925
  First South Bancorp,
     Inc. ...................       181          1,917
  FirstMerit Corp. ..........     1,831         34,697
  German American Bancorp,
     Inc. ...................       242          3,640
  Glacier Bancorp, Inc. .....     1,358         17,776
  Great Southern Bancorp,
     Inc. ...................       221          5,065
  Guaranty Bancorp*..........     1,167          1,529
  Hampton Roads Bankshares,
     Inc. ...................       412            845
  Hancock Holding Co. .......       523         18,969
  Harleysville National
     Corp. ..................       955          5,501
  Heartland Financial USA,
     Inc. ...................       292          3,749
  Heritage Financial Corp. ..       130          1,626
  Home Bancorp, Inc.*........       201          2,414
  Home Bancshares, Inc. .....       340          7,354
  IBERIABANK Corp. ..........       453         19,619
  Independent Bank Corp. ....       463          9,848
  International Bancshares
     Corp. ..................     1,157         17,181
  Investors Bancorp, Inc.*...     1,046         11,339
  Lakeland Bancorp, Inc. ....       453          2,754
  Lakeland Financial Corp. ..       272          5,595
  MainSource Financial Group,
     Inc. ...................       443          2,583
  MB Financial, Inc. ........       850         15,198
  Merchants Bancshares,
     Inc. ...................       110          2,488
  Metro Bancorp, Inc.*.......       101          1,195
  Midsouth Bancorp, Inc. ....       101          1,459
  Nara Bancorp, Inc. ........       503          3,702
  National Bankshares,
     Inc. ...................       151          4,094
  National Penn Bancshares,
     Inc. ...................     2,289         12,864
  NBT Bancorp, Inc. .........       755         16,459
  Northfield Bancorp, Inc. ..       432          5,370
  Northrim BanCorp, Inc. ....       141          2,121
  Norwood Financial Corp. ...        40          1,140
  Ohio Valley Banc Corp. ....        91          2,016
  Old National Bancorp.......     1,590         16,488
  Old Point Financial
     Corp. ..................        41            616
  Old Second Bancorp, Inc. ..       241          1,289
  Oriental Financial Group...       533          5,676
  Orrstown Financial
     Services, Inc. .........       111          3,546
  Pacific Capital Bancorp....     1,036          1,336


See Notes to Financial Statements.

 46


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Pacific Continental
     Corp. ..................       282         $3,074
  PacWest Bancorp............       590         10,018
  Park National Corp. .......       241         13,997
  Peapack Gladstone Financial
     Corp. ..................       191          2,517
  Penns Woods Bancorp,
     Inc. ...................        81          2,484
  Peoples Bancorp, Inc. .....       231          2,481
  Peoples Financial Corp. ...        81          1,407
  Pinnacle Financial
     Partners, Inc.*.........       734          9,322
  Porter Bancorp, Inc. ......        60            955
  Premierwest Bancorp........       483            923
  PrivateBancorp, Inc. ......       775          7,076
  Prosperity Bancshares,
     Inc. ...................     1,025         36,685
  Renasant Corp. ............       463          6,778
  Republic Bancorp,
     Inc. -- Class A.........       211          3,880
  Republic First Bancorp,
     Inc.*...................       161            708
  S&T Bancorp, Inc. .........       523          8,237
  S.Y. Bancorp, Inc. ........       251          5,610
  Sandy Spring Bancorp,
     Inc. ...................       362          4,185
  Santander BanCorp*.........       100          1,150
  SCBT Financial Corp. ......       281          7,269
  Shore Bancshares, Inc. ....       191          3,115
  Sierra Bancorp.............       161          1,406
  Signature Bank*............       895         28,246
  Simmons First National
     Corp. -- Class A........       312          9,129
  Smithtown Bancorp, Inc. ...       322          3,333
  South Financial Group,
     Inc. ...................     3,772          3,018
  Southside Bancshares,
     Inc. ...................       292          6,071
  Southwest Bancorp, Inc. ...       322          3,168
  State Bancorp Inc/NY.......       322          2,460
  StellarOne Corp. ..........       503          5,337
  Sterling Bancorp...........       402          2,705
  Sterling Bancshares,
     Inc. ...................     1,821         10,143
  Sterling Financial Corp.*..     1,157            926
  Suffolk Bancorp............       211          5,900
  Sun Bancorp, Inc.*.........       301          1,222
  Susquehanna Bancshares,
     Inc. ...................     1,912         10,535
  SVB Financial Group*.......       734         30,277
  Texas Capital Bancshares,
     Inc.*...................       785         11,437
  Tompkins Financial Corp. ..       181          7,850
  Tower Bancorp, Inc. .......        80          1,805
  TowneBank/Portsmouth VA....       463          5,343
  Trico Bancshares...........       311          4,547
  Trustmark Corp. ...........     1,268         24,029
  UCBH Holdings, Inc. .......     2,666          2,613
  UMB Financial Corp. .......       714         28,396
  Umpqua Holdings Corp. .....     1,921         19,037
  Union Bankshares Corp. ....       330          4,066
  United Bankshares, Inc. ...       845         15,083
  United Community Banks,
     Inc.*...................       955          3,877
  United Security Bancshares,
     Inc. ...................       131          2,712
  Univest Corp. of
     Pennsylvania............       362          6,961
  Washington Banking Co. ....       211          1,988
  Washington Trust Bancorp,
     Inc. ...................       312          4,686
  Webster Financial Corp. ...     1,509         17,067
  WesBanco, Inc. ............       513          7,259
  West Bancorporation,
     Inc. ...................       342          1,505
  Westamerica Bancorp........       644         30,783
  Western Alliance Bancorp*..     1,016          4,420
  Wilber Corp. (The).........       131            880
  Wilshire Bancorp, Inc. ....       423          2,978
  Wintrust Financial Corp. ..       533         15,036
  Yadkin Valley Financial
     Corp. ..................       362          1,332
                                           -----------
TOTAL COMMERCIAL BANKS                       1,068,517
                                           -----------
  COMMERCIAL SERVICES & SUPPLIES 3.6%
  ABM Industries, Inc. ......     1,016         19,080
  Acacia Research -- Acacia
     Technologies*...........       705          5,358
  ACCO Brands Corp.*.........     1,207          7,314
  Administaff, Inc. .........       463         11,492
  Advisory Board Co.(The)*...       342          8,427
  American Ecology Corp. ....       402          6,681
  American Reprographics
     Co.*....................       805          4,830
  AMREP Corp.*...............        30            365
  APAC Customer Services,
     Inc.*...................       563          3,631
  ATC Technology Corp.*......       442          9,238
  Barrett Business Services,
     Inc. ...................       171          1,984
  Bowne & Co., Inc.*.........       845          5,518
  CBIZ, Inc.*................       975          6,864
  CDI Corp. .................       271          3,301
  Cenveo, Inc.*..............     1,187          8,404
  Clean Harbors, Inc.*.......       473         26,701
  Comfort Systems USA,
     Inc. ...................       855          9,319
  COMSYS IT Partners, Inc.*..       332          2,274
  Consolidated Graphics,
     Inc.*...................       221          4,433
  Cornell Cos., Inc.*........       241          5,504
  Corporate Executive Board
     Co.(The)................       755         18,128
  CoStar Group, Inc.*........       443         17,197
  Courier Corp. .............       221          3,277
  CRA International, Inc.*...       241          5,965
  Deluxe Corp. ..............     1,136         16,165
  Diamond Management &
     Technology Consultants,
     Inc. ...................       533          3,155
  EnergySolutions, Inc. .....     1,670         13,928
  EnerNOC, Inc.*.............       312          8,964
  Ennis, Inc. ...............       573          8,681
  Exponent, Inc.*............       302          7,855
  First Advantage
     Corp. -- Class A*.......       241          4,242
  Franklin Covey Co.*........       282          1,472
  Fuel Tech, Inc.*...........       392          4,535
  G&K Services, Inc. -- Class
     A.......................       412          9,126
  Geo Group, Inc.(The)*......     1,137         24,048
  GeoEye, Inc.*..............       412         10,452
  GP Strategies Corp.*.......       352          2,478
  Healthcare Services Group,
     Inc. ...................       956         18,881
  Heidrick & Struggles
     International, Inc. ....       373         10,205
  Heritage-Crystal Clean,
     Inc.*...................        60            750
  Herman Miller, Inc. .......     1,187         18,339
  Hill International, Inc.*..       553          3,716
  HNI Corp. .................       996         26,215
  Huron Consulting Group,
     Inc.*...................       473         10,974
  ICF International, Inc.*...       191          5,472
  ICT Group, Inc.*...........       201          3,186
  Innerworkings, Inc.*.......       543          2,796
  Interface, Inc. -- Class
     A.......................     1,076          8,350
  Kelly Services,
     Inc. -- Class A.........       583          6,460
  Kforce, Inc.*..............       634          7,437
  Kimball International,
     Inc. -- Class B.........       714          5,355
  Knoll, Inc. ...............     1,046         10,251
  Korn/Ferry International*..       995         15,880
  M&F Worldwide Corp.*.......       241          5,128
  McGrath RentCorp...........       523         10,329
  Metalico, Inc.*............       734          2,965
  Mine Safety Appliances
     Co. ....................       593         15,116
  Mobile Mini, Inc.*.........       785         11,382
  MPS Group, Inc.*...........     2,052         27,743
  Multi-Color Corp. .........       231          3,065
  Navigant Consulting,
     Inc.*...................     1,107         15,764
  North American Galvanizing
     & Coating, Inc.*........       281          1,411


See Notes to Financial Statements.

                                                                ANNUAL REPORT 47



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Odyssey Marine Exploration,
     Inc.*...................     1,297         $1,946
  On Assignment, Inc.*.......       805          4,862
  Perma-Fix Environmental
     Services, Inc.*.........     1,197          2,825
  Resources Connection,
     Inc.*...................       996         17,201
  Rollins, Inc. .............       975         17,628
  Schawk, Inc. ..............       332          3,260
  School Specialty, Inc.*....       413          9,189
  Spherion Corp.*............     1,147          5,678
  Standard Parking Corp.*....       161          2,834
  Standard Register
     Co.(The)................       392          1,870
  Steelcase, Inc. -- Class
     A.......................     1,579          9,111
  SYKES Enterprises, Inc.*...       765         18,161
  Team, Inc.*................       413          6,703
  Tetra Tech, Inc.*..........     1,337         34,401
  TrueBlue, Inc.*............       966         11,689
  United Stationers, Inc.*...       523         24,654
  Viad Corp. ................       453          7,928
  Volt Information Sciences,
     Inc.*...................       271          2,198
  VSE Corp. .................        91          3,985
  Waste Services, Inc.*......       393          2,578
  Watson Wyatt Worldwide,
     Inc. -- Class A.........       945         41,183
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           787,440
                                           -----------
  COMMUNICATIONS EQUIPMENT 2.8%
  3Com Corp.*................     8,581         44,106
  Acme Packet, Inc.*.........       865          8,468
  ADC Telecommunications,
     Inc.*...................     2,143         13,908
  Adtran, Inc. ..............     1,227         28,270
  Airvana, Inc.*.............       553          3,379
  Anaren, Inc.*..............       322          4,708
  Arris Group, Inc.*.........     2,746         28,174
  Aruba Networks, Inc.*......     1,307         10,221
  Avocent Corp.*.............       985         24,497
  Bel Fuse, Inc. -- Class B..       231          4,181
  BigBand Networks, Inc.*....       785          2,905
  Black Box Corp. ...........       392         10,392
  Blue Coat Systems, Inc.*...       875         19,495
  Cogo Group, Inc.*..........       514          2,884
  Communications Systems,
     Inc. ...................       131          1,438
  Comtech Telecommunications
     Corp.*..................       623         20,011
  DG FastChannel, Inc.*......       463          9,709
  Digi International, Inc.*..       543          4,317
  Emcore Corp.*..............     1,669          1,702
  EMS Technologies, Inc.*....       332          5,787
  Emulex Corp.*..............     1,841         18,594
  Extreme Networks*..........     1,972          3,924
  Globecomm Systems, Inc.*...       463          3,130
  Harmonic, Inc.*............     2,122         11,141
  Harris Stratex Networks,
     Inc. -- Class A*........     1,307          8,234
  Hughes Communications,
     Inc.*...................       201          4,687
  Infinera Corp.*............     1,861         13,827
  InterDigital, Inc.*........       966         19,861
  Ixia*......................       694          4,615
  KVH Industries, Inc.*......       311          3,266
  Loral Space &
     Communications, Ltd.*...       241          6,367
  NETGEAR, Inc.*.............       764         13,928
  Network Equipment
     Technologies, Inc.*.....       644          2,125
  Oplink Communications,
     Inc.*...................       453          6,718
  Opnext, Inc.*..............       614          1,510
  Palm, Inc.*................     3,300         38,313
  Parkervision, Inc.*........       653          1,809
  PC-Tel, Inc.*..............       413          2,420
  Plantronics, Inc. .........     1,086         26,183
  Polycom, Inc.*.............     1,861         39,956
  Powerwave Technologies,
     Inc.*...................     2,927          3,659
  Riverbed Technology,
     Inc.*...................     1,217         24,936
  SeaChange International,
     Inc.*...................       704          4,766
  ShoreTel, Inc.*............       976          6,412
  Sonus Networks, Inc.*......     4,567          8,769
  Starent Networks Corp.*....       865         29,185
  Sycamore Networks, Inc.*...     4,265         12,155
  Symmetricom, Inc.*.........       966          4,627
  Tekelec*...................     1,479         22,215
  Utstarcom, Inc.*...........     2,505          4,534
  ViaSat, Inc.*..............       573         16,703
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 617,121
                                           -----------
  COMPUTERS & PERIPHERALS 0.7%
  3PAR, Inc.*................       604          5,684
  ActivIdentity Corp.*.......     1,016          2,306
  Adaptec, Inc.*.............     2,696          8,600
  Avid Technology, Inc.*.....       624          7,881
  Compellent Technologies,
     Inc.*...................       372          6,823
  Cray, Inc.*................       755          5,632
  Electronics for Imaging,
     Inc.*...................     1,087         12,675
  Imation Corp. .............       654          5,768
  Immersion Corp.*...........       623          2,286
  Intermec, Inc.*............     1,378         16,977
  Intevac, Inc.*.............       483          4,927
  Isilon Systems, Inc.*......       573          3,008
  Netezza Corp.*.............     1,046          9,665
  Novatel Wireless, Inc.*....       674          6,012
  Quantum Corp.*.............     4,658          8,617
  Rimage Corp.*..............       211          3,882
  Silicon Graphics
     International Corp.*....       664          3,958
  STEC, Inc.*................       543         11,577
  Stratasys, Inc.*...........       452          7,133
  Super Micro Computer,
     Inc.*...................       503          4,054
  Synaptics, Inc.*...........       764         17,190
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                  154,655
                                           -----------
  CONSTRUCTION & ENGINEERING 0.8%
  Argan, Inc.*...............       161          1,988
  Dycom Industries, Inc.*....       865          8,546
  EMCOR Group, Inc.*.........     1,459         34,461
  Furmanite Corp.*...........       815          2,918
  Granite Construction,
     Inc. ...................       755         21,563
  Great Lakes Dredge & Dock
     Corp. ..................       885          5,425
  Insituform Technologies,
     Inc. -- Class A*........       865         18,338
  Integrated Electrical
     Services, Inc.*.........       131            862
  Layne Christensen Co.*.....       433         11,215
  MasTec, Inc.*..............     1,157         13,652
  Michael Baker Corp.*.......       171          6,105
  MYR Group, Inc.*...........       382          6,563
  Northwest Pipe Co.*........       201          6,050
  Orion Marine Group, Inc.*..       593         11,291
  Pike Electric Corp.*.......       372          4,669
  Primoris Services Corp. ...       181          1,327
  Sterling Construction Co,
     Inc.*...................       292          4,710
  Tutor Perini Corp.*........       573         10,113
                                           -----------
TOTAL CONSTRUCTION & ENGINEERING               169,796
                                           -----------
  CONSTRUCTION MATERIALS 0.1%
  Headwaters, Inc.*..........     1,126          4,639
  Texas Industries, Inc. ....       523         17,411


See Notes to Financial Statements.

 48


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  U.S. Concrete, Inc.*.......       735         $1,183
  United States Lime &
     Minerals, Inc.*.........        40          1,403
                                           -----------
TOTAL CONSTRUCTION MATERIALS                    24,636
                                           -----------
  CONSUMER FINANCE 0.4%
  Advance America Cash
     Advance Centers, Inc. ..     1,016          5,019
  Cardtronics, Inc.*.........       292          2,905
  Cash America International,
     Inc. ...................       654         19,790
  CompuCredit Holdings
     Corp.*..................       362          1,187
  Credit Acceptance Corp.*...       131          4,503
  Dollar Financial Corp.*....       533         10,005
  Ezcorp, Inc. -- Class A*...     1,005         13,035
  First Cash Financial
     Services, Inc.*.........       513          8,813
  First Marblehead Corp
     (The)*..................     1,368          2,681
  Nelnet, Inc. -- Class A*...       423          5,935
  QC Holdings, Inc. .........        80            416
  Rewards Network, Inc. .....       141          1,517
  World Acceptance Corp.*....       362          9,083
                                           -----------
TOTAL CONSUMER FINANCE                          84,889
                                           -----------
  CONTAINERS & PACKAGING 0.4%
  AEP Industries, Inc.*......       121          4,220
  Boise, Inc.*...............       644          3,078
  Bway Holding Co.*..........       171          3,039
  Graphic Packaging Holding
     Co.*....................     2,475          5,668
  Myers Industries, Inc. ....       694          6,086
  Rock-Tenn Co. -- Class A...       845         37,011
  Silgan Holdings, Inc. .....       593         31,874
                                           -----------
TOTAL CONTAINERS & PACKAGING                    90,976
                                           -----------
  DISTRIBUTORS 0.0%(A)
  Audiovox Corp. -- Class
     A*......................       382          2,468
  Core-Mark Holding Co.,
     Inc.*...................       211          5,775
                                           -----------
TOTAL DISTRIBUTORS                               8,243
                                           -----------
  DIVERSIFIED CONSUMER SERVICES 1.0%
  American Public Education,
     Inc.*...................       402         12,824
  Bridgepoint Education,
     Inc.*...................       311          4,410
  Capella Education Co.*.....       322         22,186
  ChinaCast Education
     Corp.*..................       653          4,062
  Coinstar, Inc.*............       664         21,075
  Corinthian Colleges,
     Inc.*...................     1,771         28,088
  CPI Corp. .................       111          1,261
  Grand Canyon Education,
     Inc.*...................       352          5,709
  Jackson Hewitt Tax Service,
     Inc. ...................       634          3,113
  K12, Inc.*.................       523          8,389
  Learning Tree
     International, Inc.*....       171          1,860
  Lincoln Educational
     Services Corp.*.........       211          4,182
  Mac-Gray Corp.*............       251          2,041
  Matthews International
     Corp. -- Class A........       674         24,756
  Nobel Learning Communities,
     Inc.*...................        91            760
  Pre-Paid Legal Services,
     Inc.*...................       161          6,366
  Princeton Review, Inc.*....       322          1,475
  Regis Corp. ...............     1,267         20,576
  Sotheby's..................     1,489         23,615
  Steiner Leisure, Ltd.*.....       322         11,901
  Stewart Enterprises,
     Inc. -- Class A.........     1,781          8,157
  Universal Technical
     Institute, Inc.*........       433          7,790
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            224,596
                                           -----------
  DIVERSIFIED FINANCIAL SERVICES 0.5%
  Ampal-American Israel
     Corp -- Class A*........       463          1,065
  Asset Acceptance Capital
     Corp.*..................       332          2,414
  California First National
     Bancorp.................        40            483
  Compass Diversified
     Holdings................       523          5,350
  Encore Capital Group,
     Inc.*...................       301          4,506
  Fifth Street Finance
     Corp. ..................       624          6,134
  Financial Federal Corp. ...       573         11,701
  Life Partners Holdings,
     Inc. ...................       161          2,735
  MarketAxess Holdings,
     Inc.*...................       704          8,363
  Medallion Financial
     Corp. ..................       332          2,606
  NewStar Financial, Inc.*...       613          1,539
  PHH Corp.*.................     1,207         19,505
  Pico Holdings, Inc.*.......       503         17,072
  Portfolio Recovery
     Associates, Inc.*.......       342         15,780
  Primus Guaranty, Ltd.*.....       412          1,405
  Resource America,
     Inc. -- Class A.........       272          1,050
  Teton Advisors, Inc.*(d)...         1             --
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           101,708
                                           -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
  AboveNet, Inc.*............       272         13,165
  Alaska Communications
     Systems Group, Inc. ....       976          7,593
  Atlantic Tele-Network,
     Inc. ...................       201          9,214
  Cbeyond, Inc.*.............       513          6,849
  Cincinnati Bell, Inc.*.....     4,758         14,655
  Cogent Communications
     Group, Inc.*............       985          9,978
  Consolidated Communications
     Holdings, Inc. .........       513          7,090
  D&E Communications, Inc. ..       322          3,606
  General Communication,
     Inc. -- Class A*........       935          5,750
  Global Crossing, Ltd.*.....       644          7,342
  HickoryTech Corp. .........       291          2,622
  Ibasis, Inc.*..............       604          1,359
  inContact, Inc.*...........       603          1,453
  Iowa Telecommunications
     Services, Inc. .........       724          8,521
  Neutral Tandem, Inc.*......       725         15,290
  PAETEC Holding Corp.*......     2,716          8,800
  Premiere Global Services,
     Inc.*...................     1,347         10,062
  SureWest Communications*...       312          2,752
                                           -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     136,101
                                           -----------
  ELECTRIC UTILITIES 1.1%
  Allete, Inc. ..............       653         22,104
  Central Vermont Public
     Service Corp. ..........       261          5,061
  Cleco Corp. ...............     1,338         33,116
  El Paso Electric Co.*......       996         18,675
  Empire District Electric
     Co.(The)................       755         13,635
  IDACORP, Inc. .............     1,046         29,382
  MGE Energy, Inc. ..........       513         17,965
  NorthWestern Corp. ........       795         19,199
  Portland General Electric
     Co. ....................     1,660         30,860
  UIL Holdings Corp. ........       653         16,769
  Unisource Energy Corp. ....       785         22,671
  Unitil Corp. ..............       231          4,779
                                           -----------
TOTAL ELECTRIC UTILITIES                       234,216
                                           -----------
  ELECTRICAL EQUIPMENT 2.0%
  Acuity Brands, Inc. .......       955         30,235
  Advanced Battery
     Technologies, Inc.*.....     1,147          3,854
  American Superconductor
     Corp.*..................       965         32,347
  AO Smith Corp. ............       483         19,141
  AZZ, Inc.*.................       271          9,284


See Notes to Financial Statements.

                                                                ANNUAL REPORT 49



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Baldor Electric Co. .......     1,036        $26,781
  Belden, Inc. ..............     1,036         23,776
  Brady Corp. -- Class A.....     1,066         28,867
  Broadwind Energy, Inc.*....       694          4,053
  Chase Corp. ...............       131          1,572
  China BAK Battery, Inc.*...       835          2,747
  Encore Wire Corp. .........       403          8,362
  Ener1, Inc.*...............     1,057          5,274
  Energy Conversion Devices,
     Inc.*...................     1,016         10,942
  EnerSys*...................       895         19,780
  Evergreen Solar, Inc.*.....     4,164          6,038
  Franklin Electric Co.,
     Inc. ...................       513         13,995
  FuelCell Energy, Inc.*.....     1,560          5,195
  Fushi Copperweld, Inc.*....       352          2,432
  GrafTech International,
     Ltd.*...................     2,666         35,991
  GT Solar International,
     Inc.*...................       694          3,644
  Harbin Electric, Inc.*.....       332          5,289
  II-VI, Inc.*...............       553         14,638
  LaBarge, Inc.*.............       281          3,119
  LSI Industries, Inc. ......       413          2,887
  Microvision, Inc.*.........     1,690          6,270
  Orion Energy Systems,
     Inc.*...................       383          1,459
  Polypore International,
     Inc.*...................       503          5,513
  Powell Industries, Inc.*...       171          6,289
  Power-One, Inc.*...........     1,709          4,700
  PowerSecure International,
     Inc.*...................       382          3,178
  Preformed Line Products
     Co. ....................        50          1,925
  Regal-Beloit Corp. ........       795         37,270
  SatCon Technology Corp.*...     1,559          3,180
  Ultralife Corp.*...........       271            992
  Valence Technology, Inc.*..     1,116          1,440
  Vicor Corp.*...............       433          2,953
  Woodward Governor Co. .....     1,338         31,456
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                     426,868
                                           -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
  Agilysys, Inc. ............       342          1,611
  Anixter International,
     Inc.*...................       663         27,747
  Benchmark Electronics,
     Inc.*...................     1,448         24,326
  Brightpoint, Inc.*.........     1,107          8,159
  Checkpoint Systems, Inc.*..       865         11,738
  China Security &
     Surveillance Technology,
     Inc.*...................       780          4,079
  Cogent, Inc.*..............       945          9,119
  Cognex Corp. ..............       875         14,079
  Coherent, Inc.*............       483         12,138
  Comverge, Inc.*............       423          4,826
  CPI International, Inc.*...       161          1,594
  CTS Corp. .................       745          6,675
  Daktronics, Inc. ..........       744          5,595
  DDi Corp.*.................       321          1,300
  DTS, Inc.*.................       383         10,820
  Echelon Corp.*.............       715          9,760
  Electro Rent Corp. ........       393          4,209
  Electro Scientific
     Industries, Inc.*.......       603          6,597
  FARO Technologies, Inc.*...       372          5,751
  ICx Technologies, Inc.*....       251          1,268
  Insight Enterprises,
     Inc.*...................     1,016         10,688
  IPG Photonics Corp.*.......       513          7,008
  L-1 Identity Solutions,
     Inc.*...................     1,659          9,805
  Littelfuse, Inc.*..........       483         13,311
  Maxwell Technologies,
     Inc.*...................       493          8,839
  Measurement Specialties,
     Inc.*...................       322          2,483
  Mercury Computer Systems,
     Inc.*...................       503          5,382
  Methode Electronics,
     Inc. ...................       835          6,054
  MTS Systems Corp. .........       372          9,858
  Multi-Fineline Electronix,
     Inc.*...................       221          6,022
  Newport Corp.*.............       805          5,989
  OSI Systems, Inc.*.........       342          6,713
  PAR Technology Corp.*......       181            986
  Park Electrochemical
     Corp. ..................       453         10,183
  PC Connection, Inc.*.......       211          1,241
  PC Mall, Inc.*.............       231          1,638
  Plexus Corp.*..............       875         22,138
  Radisys Corp.*.............       513          4,366
  RAE Systems, Inc.*.........       895            698
  Rofin-Sinar Technologies,
     Inc.*...................       643         13,792
  Rogers Corp.*..............       343          8,901
  Scansource, Inc.*..........       584         14,828
  Smart Modular Technologies
     WWH, Inc.*..............       815          3,309
  Spectrum Control, Inc.*....       281          2,374
  SYNNEX Corp.*..............       423         10,884
  Technitrol, Inc. ..........       905          7,050
  TTM Technologies, Inc.*....       955          9,712
  Universal Display Corp.*...       644          7,316
  X-Rite, Inc.*..............       573          1,146
  Zygo Corp.*................       332          2,294
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       386,399
                                           -----------
  ENERGY EQUIPMENT & SERVICES 1.5%
  Allis-Chalmers Energy,
     Inc.*...................     1,307          4,548
  Basic Energy Services,
     Inc.*...................       503          3,521
  Bolt Technology Corp.*.....       191          1,942
  Boots & Coots, Inc.*.......     1,730          2,405
  Bristow Group, Inc.*.......       644         18,773
  Bronco Drilling Co.,
     Inc.*...................       523          3,305
  Cal Dive International,
     Inc.*...................       995          7,642
  CARBO Ceramics, Inc. ......       423         24,699
  Complete Production
     Services, Inc.*.........     1,288         12,275
  Dawson Geophysical Co.*....       171          4,130
  Dril-Quip, Inc.*...........       644         31,292
  ENGlobal Corp.*............       413          1,218
  Geokinetics, Inc.*.........       131          2,106
  Global Industries Ltd.*....     2,213         16,133
  Gulf Island Fabrication,
     Inc. ...................       271          5,181
  Gulfmark Offshore, Inc.*...       503         13,918
  Hercules Offshore, Inc.*...     2,123         10,891
  Hornbeck Offshore Services,
     Inc.*...................       503         12,228
  ION Geophysical Corp.*.....     2,353          9,012
  Key Energy Services,
     Inc.*...................     2,736         20,000
  Lufkin Industries, Inc. ...       332         18,941
  Matrix Service Co.*........       583          5,171
  NATCO Group, Inc. -- Class
     A*......................       443         19,350
  Natural Gas Services Group,
     Inc.*...................       271          4,572
  Newpark Resources, Inc.*...     1,962          5,906
  OYO Geospace Corp.*........        91          2,389
  Parker Drilling Co.*.......     2,575         13,390
  PHI, Inc.*.................       292          5,017
  Pioneer Drilling Co.*......       946          6,329
  RPC, Inc. .................       623          5,825
  Sulphco, Inc.*.............     1,509          1,509
  Superior Well Services,
     Inc.*...................       311          3,300
  T-3 Energy Services,
     Inc.*...................       281          5,626
  TETRA Technologies, Inc.*..     1,669         15,789
  TGC Industries, Inc.*......       292          1,270
  Union Drilling, Inc.*......       221          1,688


See Notes to Financial Statements.

 50


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Vantage Drilling Co.*......     1,139         $1,879
  Willbros Group, Inc.*......       875         11,497
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES              334,667
                                           -----------
  FOOD & STAPLES RETAILING 0.8%
  Andersons, Inc.(The).......       403         12,505
  Arden Group, Inc. -- Class
     A.......................        30          3,383
  Casey's General Stores,
     Inc. ...................     1,127         35,534
  Diedrich Coffee, Inc.*.....        70          1,526
  Great Atlantic & Pacific
     Tea Co., Inc.*..........       745          7,383
  Ingles Markets,
     Inc. -- Class A.........       281          4,322
  Nash Finch Co. ............       282          8,172
  Pantry, Inc.(The)*.........       493          6,956
  Pricesmart, Inc. ..........       352          6,794
  Ruddick Corp. .............       955         25,518
  Spartan Stores, Inc. ......       493          6,981
  Susser Holdings Corp.*.....       171          2,033
  United Natural Foods,
     Inc.*...................       955         23,025
  Village Super
     Market -- Class A.......       141          4,230
  Weis Markets, Inc. ........       241          8,531
  Winn-Dixie Stores, Inc.*...     1,207         13,386
                                           -----------
TOTAL FOOD & STAPLES RETAILING                 170,279
                                           -----------
  FOOD PRODUCTS 1.2%
  AgFeed Industries, Inc.*...       613          2,703
  Alico, Inc. ...............        81          2,356
  American Dairy, Inc.*......       210          6,077
  American Italian Pasta
     Co. -- Class A*.........       463         12,580
  B&G Foods, Inc. -- Class
     A.......................       440          3,436
  Cal-Maine Foods, Inc. .....       301          8,172
  Calavo Growers, Inc. ......       231          4,123
  Chiquita Brands
     International, Inc.*....       986         15,963
  Darling International,
     Inc.*...................     1,821         12,656
  Diamond Foods, Inc. .......       363         10,944
  Farmer Brothers Co. .......       151          2,854
  Fresh Del Monte Produce,
     Inc.*...................       905         19,648
  Griffin Land & Nurseries,
     Inc. ...................        71          2,108
  Hain Celestial Group,
     Inc.*...................       905         15,874
  HQ Sustainable Maritime
     Industries, Inc.*.......       221          1,673
  Imperial Sugar Co. ........       271          3,385
  J&J Snack Foods Corp. .....       312         12,221
  Lancaster Colony Corp. ....       423         20,549
  Lance, Inc. ...............       614         14,810
  Lifeway Foods, Inc.*.......       111          1,336
  Omega Protein Corp.*.......       413          1,718
  Overhill Farms, Inc.*......       352          1,922
  Sanderson Farms, Inc. .....       453         16,575
  Seneca Foods Corp. -- Class
     A*......................       211          5,843
  Smart Balance, Inc.*.......     1,388          7,329
  Synutra International,
     Inc.*...................       402          4,864
  Tootsie Roll Industries,
     Inc. ...................       533         13,224
  TreeHouse Foods, Inc.*.....       695         25,993
  Zapata Corp.*..............       201          1,373
  Zhongpin, Inc.*............       463          6,163
                                           -----------
TOTAL FOOD PRODUCTS                            258,472
                                           -----------
  GAS UTILITIES 1.1%
  Chesapeake Utilities
     Corp. ..................       204          6,463
  Laclede Group, Inc. .......       493         15,140
  New Jersey Resources
     Corp. ..................       935         32,912
  Nicor, Inc. ...............     1,005         37,265
  Northwest Natural Gas
     Co. ....................       584         24,417
  Piedmont Natural Gas Co.,
     Inc. ...................     1,629         37,923
  South Jersey Industries,
     Inc. ...................       663         23,397
  Southwest Gas Corp. .......       986         24,640
  WGL Holdings, Inc. ........     1,107         36,598
                                           -----------
TOTAL GAS UTILITIES                            238,755
                                           -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.2%
  Abaxis, Inc.*..............       483         11,022
  Abiomed, Inc.*.............       684          6,190
  Accuray, Inc.*.............       875          5,049
  Align Technology, Inc.*....     1,288         20,247
  Alphatec Holdings, Inc.*...       734          3,509
  American Medical Systems
     Holdings, Inc.*.........     1,639         25,273
  Analogic Corp. ............       282         10,530
  Angiodynamics, Inc.*.......       543          8,199
  Aspect Medical Systems,
     Inc.*...................       383          4,588
  Atrion Corp. ..............        31          3,671
  ATS Medical, Inc.*.........     1,047          2,816
  Bovie Medical Corp.*.......       373          2,988
  Cantel Medical Corp.*......       281          4,513
  Cardiac Science Corp.*.....       443          1,551
  Cardiovascular Systems,
     Inc.*...................       201            983
  Conceptus, Inc.*...........       674         11,822
  CONMED Corp.*..............       644         13,646
  CryoLife, Inc.*............       624          3,744
  Cutera, Inc.*..............       292          2,631
  Cyberonics, Inc.*..........       604          8,734
  Cynosure, Inc. -- Class
     A*......................       221          2,214
  Delcath Systems, Inc.*.....       503          2,324
  DexCom, Inc.*..............     1,016          6,970
  Electro-Optical Sciences,
     Inc.*...................       443          4,457
  Endologix, Inc.*...........     1,067          5,079
  EnteroMedics, Inc.*........       341            193
  ev3, Inc.*.................     1,649         19,425
  Exactech, Inc.*............       181          2,715
  Greatbatch, Inc.*..........       513         10,091
  Haemonetics Corp.*.........       563         28,995
  Hansen Medical, Inc.*......       563          1,441
  HeartWare International,
     Inc.*...................       121          3,920
  Home Diagnostics, Inc.*....       252          1,575
  I-Flow Corp.*..............       483          6,096
  ICU Medical, Inc.*.........       281          9,835
  Immucor, Inc.*.............     1,559         27,875
  Insulet Corp.*.............       573          6,360
  Integra LifeSciences
     Holdings Corp.*.........       413         12,613
  Invacare Corp. ............       643         14,423
  IRIS International, Inc.*..       393          3,985
  Kensey Nash Corp.*.........       181          4,328
  MAKO Surgical Corp.*.......       383          3,466
  Masimo Corp.*..............     1,127         29,944
  Medical Action Industries,
     Inc.*...................       312          3,413
  Meridian Bioscience,
     Inc. ...................       895         19,860
  Merit Medical Systems,
     Inc.*...................       614         10,426
  Micrus Endovascular
     Corp.*..................       352          4,161
  Natus Medical, Inc.*.......       623          8,654
  Neogen Corp.*..............       292          9,256
  NuVasive, Inc.*............       805         29,213
  NxStage Medical, Inc.*.....       513          2,863
  OraSure Technologies,
     Inc.*...................     1,016          3,312
  Orthofix International
     N.V.*...................       382         12,224
  Orthovita, Inc.*...........     1,468          5,138
  Palomar Medical
     Technologies, Inc.*.....       402          4,084
  Quidel Corp.*..............       573          8,194
  Rochester Medical Corp.*...       221          2,234


See Notes to Financial Statements.

                                                                ANNUAL REPORT 51



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Rockwell Medical
     Technologies, Inc.*.....       312         $2,106
  RTI Biologics, Inc.*.......     1,197          4,692
  Sirona Dental Systems,
     Inc.*...................       373         10,037
  Somanetics Corp.*..........       271          4,051
  SonoSite, Inc.*............       382          9,470
  Spectranetics Corp.*.......       714          4,070
  Stereotaxis, Inc.*.........       574          2,072
  STERIS Corp. ..............     1,297         37,950
  SurModics, Inc.*...........       342          8,759
  Symmetry Medical, Inc.*....       795          6,336
  Synovis Life Technologies,
     Inc.*...................       252          3,039
  Thoratec Corp.*............     1,247         32,746
  TomoTherapy, Inc.*.........     1,025          3,403
  TranS1, Inc.*..............       291          1,155
  Utah Medical Products,
     Inc. ...................        71          2,076
  Vascular Solutions, Inc.*..       362          2,795
  Volcano Corp.*.............     1,067         15,311
  West Pharmaceutical
     Services, Inc. .........       725         28,616
  Wright Medical Group,
     Inc.*...................       845         13,731
  Young Innovations, Inc. ...       121          2,862
  Zoll Medical Corp.*........       463          8,992
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         687,331
                                           -----------
  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Air Methods Corp.*.........       241          7,360
  Alliance Imaging, Inc.*....       583          3,172
  Allied Healthcare
     International, Inc.*....       996          2,649
  Allion Healthcare, Inc.*...       483          3,111
  Almost Family, Inc.*.......       161          4,886
  Amedisys, Inc.*............       604         24,033
  America Service Group,
     Inc. ...................       181          2,375
  American Caresource
     Holdings, Inc.*.........       231            617
  American Dental Partners,
     Inc.*...................       342          4,066
  AMERIGROUP Corp.*..........     1,167         25,732
  AMN Healthcare Services,
     Inc.*...................       724          6,024
  Amsurg Corp.*..............       683         14,391
  Assisted Living Concepts,
     Inc.- Class A*..........       221          4,579
  Bio-Reference Labs, Inc.*..       261          8,438
  BioScrip, Inc.*............       857          6,462
  Capital Senior Living
     Corp.*..................       503          2,661
  CardioNet, Inc.*...........       523          3,091
  Catalyst Health Solutions,
     Inc.*...................       815         25,567
  Centene Corp.*.............       955         17,028
  Chemed Corp. ..............       503         22,796
  Chindex International,
     Inc.*...................       292          4,070
  Clarient, Inc.*............       664          2,151
  Continucare Corp.*.........       644          1,687
  Corvel Corp.*..............       161          4,588
  Cross Country Healthcare,
     Inc.*...................       684          5,650
  Emergency Medical Services
     Corp. -- Class A*.......       221         10,612
  Emeritus Corp.*............       442          8,248
  Ensign Group, Inc. ........       241          3,562
  Genoptix, Inc.*............       372         12,942
  Gentiva Health Services,
     Inc.*...................       643         15,432
  Hanger Orthopedic Group,
     Inc.*...................       563          7,792
  Health Grades, Inc.*.......       523          2,270
  Healthsouth Corp.*.........     1,952         28,519
  Healthspring, Inc.*........     1,086         15,562
  Healthways, Inc.*..........       745         11,980
  HMS Holdings Corp.*........       573         24,599
  inVentiv Health, Inc.*.....       744         12,633
  IPC The Hospitalist Co,
     Inc.*...................       353         10,696
  Kindred Healthcare, Inc.*..       865         12,715
  Landauer, Inc. ............       211         10,928
  LCA-Vision, Inc.*..........       362          1,629
  LHC Group, Inc.*...........       332          9,266
  Magellan Health Services,
     Inc.*...................       785         25,222
  MedCath Corp.*.............       332          2,726
  Metropolitan Health
     Networks, Inc.*.........       895          1,826
  Molina Healthcare, Inc.*...       292          5,466
  MWI Veterinary Supply,
     Inc.*...................       241          8,531
  National Healthcare
     Corp. ..................       181          6,511
  National Research Corp. ...        40            923
  Nighthawk Radiology
     Holdings, Inc.*.........       473          2,833
  NovaMed, Inc.*.............       443          1,785
  Odyssey HealthCare, Inc.*..       734         10,232
  Owens & Minor, Inc. .......       925         37,823
  PharMerica Corp.*..........       674         10,400
  Providence Service Corp.*..       231          2,878
  PSS World Medical, Inc.*...     1,317         26,630
  Psychiatric Solutions,
     Inc.*...................     1,247         25,738
  RadNet, Inc.*..............       644          1,565
  RehabCare Group, Inc.*.....       412          7,725
  Res-Care, Inc.*............       553          6,653
  Skilled Healthcare Group,
     Inc. -- Class A*........       433          3,481
  Sun Healthcare Group,
     Inc.*...................       965          8,762
  Sunrise Senior Living,
     Inc.*...................     1,005          4,181
  Triple-S Mgmt
     Corp. -- Class B*.......       453          7,565
  Universal American Corp.*..       603          6,030
  US Physical Therapy,
     Inc.*...................       261          3,664
  Virtual Radiologic Corp.*..       141          1,812
  WellCare Health Plans,
     Inc.*...................       935         24,432
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         651,963
                                           -----------
  HEALTH CARE TECHNOLOGY 0.7%
  AMICAS, Inc.*..............       784          2,470
  athenahealth, Inc.*........       744         27,982
  Computer Programs &
     Systems, Inc. ..........       211          8,913
  Eclipsys Corp.*............     1,247         23,381
  MedAssets, Inc.*...........       875         19,197
  MedQuist, Inc. ............       201          1,162
  Merge Healthcare, Inc.*....       613          2,195
  Omnicell, Inc.*............       704          6,927
  Phase Forward, Inc.*.......       955         12,520
  Quality Systems, Inc. .....       523         31,913
  Transcend Services, Inc.*..       141          2,573
  Vital Images, Inc.*........       321          3,663
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                   142,896
                                           -----------
  HOTELS, RESTAURANTS & LEISURE 2.1%
  AFC Enterprises, Inc.*.....       563          4,521
  Ambassadors Group, Inc. ...       413          5,249
  Ameristar Casinos, Inc. ...       563          8,287
  Bally Technologies, Inc.*..     1,207         47,544
  Benihana, Inc. -- Class
     A*......................       292          1,413
  BJ's Restaurants, Inc.*....       433          6,911
  Bluegreen Corp.*...........       321            921
  Bob Evans Farms, Inc. .....       684         17,969
  Buffalo Wild Wings, Inc.*..       402         16,486
  California Pizza Kitchen,
     Inc.*...................       432          5,612
  Caribou Coffee Co., Inc.*..       151          1,237
  Carrols Restaurant Group,
     Inc.*...................       251          1,629
  CEC Entertainment, Inc.*...       513         14,985
  Cheesecake Factory,
     Inc.(The)*..............     1,328         24,143
  Churchill Downs, Inc. .....       211          6,621
  CKE Restaurants, Inc. .....     1,077          9,424


See Notes to Financial Statements.

 52


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Cracker Barrel Old Country
     Store, Inc. ............       503        $16,674
  Denny's Corp.*.............     2,132          4,690
  DineEquity, Inc.*..........       392          8,295
  Domino's Pizza, Inc.*......       815          5,982
  Dover Downs Gaming &
     Entertainment, Inc. ....       312          1,482
  Einstein Noah Restaurant
     Group, Inc.*............       110          1,432
  Frisch's Restaurants,
     Inc. ...................        50          1,172
  Gaylord Entertainment
     Co.*....................       765         11,498
  Great Wolf Resorts, Inc.*..       614          2,051
  Interval Leisure Group,
     Inc.*...................       875          9,765
  Isle of Capri Casinos,
     Inc.*...................       342          2,650
  Jack in the Box, Inc.*.....     1,267         23,769
  Krispy Kreme Doughnuts,
     Inc.*...................     1,297          4,397
  Lakes Entertainment,
     Inc.*...................       413          1,016
  Landry's Restaurants,
     Inc.*...................       161          1,755
  Life Time Fitness, Inc.*...       895         19,287
  Luby's, Inc.*..............       443          1,581
  Marcus Corp. ..............       443          5,183
  McCormick & Schmick's
     Seafood Restaurants,
     Inc.*...................       332          1,999
  Monarch Casino & Resort,
     Inc.*...................       201          1,395
  Morgans Hotel Group Co.*...       483          1,604
  Multimedia Games, Inc.*....       593          2,912
  O'Charleys, Inc.*..........       383          2,685
  Orient-Express Hotels,
     Ltd. -- Class A*........     1,700         14,620
  P.F. Chang's China Bistro,
     Inc.*...................       523         15,266
  Papa John's International,
     Inc.*...................       483         10,867
  Peet's Coffee & Tea,
     Inc.*...................       251          8,534
  Pinnacle Entertainment,
     Inc.*...................     1,328         11,222
  Red Lion Hotels Corp.*.....       292          1,393
  Red Robin Gourmet Burgers,
     Inc.*...................       342          5,715
  Ruby Tuesday, Inc.*........     1,439          9,584
  Ruth's Hospitality Group
     Inc*....................       442          1,375
  Shuffle Master, Inc.*......     1,187          9,270
  Sonic Corp.*...............     1,348         12,604
  Speedway Motorsports,
     Inc. ...................       291          3,940
  Steak n Shake Co.(The)*....       543          6,326
  Texas Roadhouse,
     Inc. -- Class A*........     1,107         10,483
  Town Sports International
     Holdings, Inc.*.........       432          1,283
  Universal Travel Group*....       221          2,581
  Vail Resorts, Inc.*........       653         22,489
  Youbet.com, Inc.*..........       664          1,534
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            455,312
                                           -----------
  HOUSEHOLD DURABLES 1.1%
  American Greetings
     Corp. -- Class A........       875         17,798
  Beazer Homes USA, Inc.*....       865          3,797
  Blyth, Inc. ...............       131          4,641
  Brookfield Homes Corp.*....       211          1,188
  Cavco Industries, Inc.*....       141          4,286
  CSS Industries, Inc. ......       171          3,471
  Ethan Allen Interiors,
     Inc. ...................       543          6,766
  Furniture Brands
     International, Inc.*....       915          3,889
  Helen of Troy, Ltd.*.......       663         15,143
  Hooker Furniture Corp. ....       241          3,087
  Hovnanian Enterprises,
     Inc. -- Class A*........     1,147          4,485
  iRobot Corp.*..............       433          5,789
  La-Z-Boy, Inc. ............     1,137          8,073
  M/I Homes, Inc.*...........       403          4,502
  Meritage Homes Corp.*......       694         12,659
  National Presto Industries,
     Inc. ...................       110          9,562
  NIVS IntelliMedia
     Technology Group,
     Inc.*...................       181            434
  Ryland Group, Inc. ........       955         17,715
  Sealy Corp.*...............       996          2,888
  Skyline Corp. .............       151          2,641
  Standard Pacific Corp.*....     2,234          6,702
  Stanley Furniture Co.,
     Inc. ...................       231          1,816
  Tempur-Pedic International,
     Inc.*...................     1,659         32,135
  Tupperware Brands Corp. ...     1,388         62,488
  Universal Electronics,
     Inc.*...................       302          6,221
                                           -----------
TOTAL HOUSEHOLD DURABLES                       242,176
                                           -----------
  HOUSEHOLD PRODUCTS 0.1%
  Central Garden & Pet
     Co. -- Class A*.........     1,378         13,036
  Oil-Dri Corp. of America...       111          1,697
  Orchids Paper Products
     Co.*....................       121          2,166
  WD-40 Co. .................       363         11,431
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                        28,330
                                           -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  Black Hills Corp. .........       855         20,836
  U S Geothermal, Inc.*......     1,378          2,122
                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                22,958
                                           -----------
  INDUSTRIAL CONGLOMERATES 0.3%
  Otter Tail Corp. ..........       785         18,259
  Raven Industries, Inc. ....       352          8,694
  Seaboard Corp. ............        10         13,510
  Standex International
     Corp. ..................       272          4,782
  Tredegar Corp. ............       654          8,914
  United Capital Corp.*......        41            745
                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                  54,904
                                           -----------
  INSURANCE 2.8%
  Ambac Financial Group,
     Inc. ...................     6,368          7,323
  American Equity Investment
     Life Holding Co. .......     1,287          8,456
  American Physicians
     Capital, Inc. ..........       211          5,967
  American Physicians Service
     Group, Inc. ............       141          3,394
  American Safety Insurance
     Holdings, Ltd.*.........       191          2,831
  Amerisafe, Inc.*...........       422          7,824
  Amtrust Financial Services,
     Inc. ...................       503          5,674
  Argo Group International
     Holdings, Ltd.*.........       684         23,229
  Assured Guaranty, Ltd. ....     2,314         38,366
  Baldwin & Lyons,
     Inc. -- Class B.........       181          4,129
  Citizens, Inc.*............       735          4,432
  CNA Surety Corp.*..........       372          5,379
  Conseco, Inc.*.............     4,094         21,330
  Crawford & Co. -- Class
     B*......................       463          2,306
  Delphi Financial
     Group -- Class A........     1,026         22,264
  Donegal Group,
     Inc. -- Class A.........       261          3,811
  Eastern Insurance Holdings,
     Inc. ...................       171          1,207
  eHealth, Inc.*.............       543          7,727
  EMC Insurance Group,
     Inc. ...................       111          2,284
  Employers Holdings, Inc. ..     1,036         15,354
  Enstar Group, Ltd.*........       151          9,211
  FBL Financial Group,
     Inc. -- Class A.........       291          5,864
  First Acceptance Corp.*....       372            818
  First Mercury Financial
     Corp. ..................       312          3,962
  Flagstone Reinsurance
     Holdings, Ltd. .........       865          9,472
  Fpic Insurance Group,
     Inc.*...................       161          5,447
  Greenlight Capital Re,
     Ltd.*...................       623         11,625


See Notes to Financial Statements.

                                                                ANNUAL REPORT 53



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Hallmark Financial
     Services*...............       211         $1,618
  Harleysville Group, Inc. ..       292          9,148
  Hilltop Holdings, Inc.*....       875         10,360
  Horace Mann Educators
     Corp. ..................       865         10,752
  Independence Holding Co. ..       141            783
  Infinity Property &
     Casualty Corp. .........       302         11,678
  Kansas City Life Insurance
     Co. ....................        91          2,442
  Maiden Holdings, Ltd. .....     1,107          7,671
  Max Capital Group, Ltd. ...     1,026         21,187
  Meadowbrook Insurance
     Group, Inc. ............     1,277          8,594
  Mercer Insurance Group,
     Inc. ...................       121          2,248
  Montpelier Re Holdings,
     Ltd. ...................     1,912         30,898
  National Financial Partners
     Corp.*..................       915          7,457
  National Interstate
     Corp. ..................       131          2,372
  National Western Life
     Insurance Co. -- Class
     A.......................        50          8,808
  Navigators Group, Inc.*....       272         14,435
  NYMAGIC, Inc. .............       110          1,572
  Phoenix Cos., Inc.*........     2,565          8,157
  Platinum Underwriters
     Holdings, Ltd. .........     1,137         40,670
  PMA Capital Corp. -- Class
     A*......................       714          3,413
  Presidential Life Corp. ...       463          4,320
  ProAssurance Corp.*........       734         36,906
  RLI Corp. .................       413         20,650
  Safety Insurance Group,
     Inc. ...................       292          9,773
  SeaBright Insurance
     Holdings, Inc.*.........       483          5,400
  Selective Insurance Group,
     Inc. ...................     1,167         17,878
  State Auto Financial
     Corp. ..................       321          5,219
  Stewart Information
     Services Corp. .........       382          3,415
  Tower Group, Inc. .........       895         21,999
  United America Indemnity,
     Ltd. -- Class A*........       815          5,713
  United Fire & Casualty
     Co. ....................       493          8,618
  Universal Insurance
     Holdings, Inc. .........       292          1,551
  Zenith National Insurance
     Corp. ..................       825         23,537
                                           -----------
TOTAL INSURANCE                                608,928
                                           -----------
  INTERNET & CATALOG RETAIL 0.4%
  1-800-FLOWERS.COM,
     Inc. -- Class A*........       583          2,239
  Blue Nile, Inc.*...........       281         16,874
  Drugstore.Com*.............     1,922          5,324
  Gaiam, Inc. -- Class A*....       353          2,305
  HSN, Inc.*.................       875         13,072
  NutriSystem, Inc. .........       684         14,720
  Orbitz Worldwide, Inc.*....       805          4,210
  Overstock.com, Inc.*.......       352          4,928
  PetMed Express, Inc. ......       513          8,049
  Shutterfly, Inc.*..........       463          6,528
  Stamps.com, Inc.*..........       241          2,420
  Ticketmaster Entertainment,
     Inc.*...................       835          8,058
  US Auto Parts Network,
     Inc.*...................       221          1,182
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                 89,909
                                           -----------
  INTERNET SOFTWARE & SERVICES 1.6%
  Art Technology Group,
     Inc.*...................     2,806         11,561
  comScore, Inc.*............       473          7,251
  Constant Contact, Inc.*....       533          8,832
  DealerTrack Holdings,
     Inc.*...................       835         13,761
  Dice Holdings, Inc.*.......       352          2,116
  Digital River, Inc.*.......       845         19,291
  DivX, Inc.*................       715          3,439
  EarthLink, Inc. ...........     2,344         18,986
  GSI Commerce, Inc.*........       613         11,629
  Imergent, Inc. ............       171          1,137
  InfoSpace, Inc.*...........       775          6,642
  Innodata Isogen, Inc.*.....       473          3,065
  Internap Network Services
     Corp.*..................     1,127          3,606
  Internet Brands,
     Inc. -- Class A*........       604          4,494
  Internet Capital Group,
     Inc.*...................       815          5,925
  iPass, Inc.*...............     1,117          1,452
  j2 Global Communications,
     Inc.*...................       986         20,164
  Keynote Systems, Inc.*.....       271          2,770
  Knot, Inc.(The)*...........       664          7,085
  Limelight Networks, Inc.*..       725          2,530
  Liquidity Services, Inc.*..       332          3,194
  LivePerson, Inc.*..........       915          4,602
  LoopNet, Inc.*.............       443          3,867
  Marchex, Inc. -- Class B...       433          1,962
  MercadoLibre, Inc.*........       573         20,508
  ModusLink Global Solutions,
     Inc.*...................     1,015          8,343
  Move, Inc.*................     3,420          7,011
  NIC, Inc. .................     1,117          9,785
  OpenTable, Inc.*...........        70          1,726
  Openwave Systems, Inc.*....     1,842          4,181
  Perficient, Inc.*..........       634          5,161
  Rackspace Hosting, Inc.*...     1,469         24,606
  RealNetworks, Inc.*........     1,841          6,572
  Saba Software, Inc.*.......       543          2,330
  SAVVIS, Inc.*..............       805         11,906
  support.com, Inc.*.........     1,026          2,462
  Switch & Data Facilities
     Co., Inc.*..............       453          7,579
  TechTarget, Inc.*..........       261          1,644
  Terremark Worldwide,
     Inc.*...................     1,287          8,224
  Travelzoo, Inc.*...........       121          1,672
  United Online, Inc. .......     1,851         14,808
  ValueClick, Inc.*..........     1,931         19,001
  Vocus, Inc.*...............       363          6,570
  Web.com Group, Inc.*.......       583          4,104
  Zix Corp.*.................     1,399          2,560
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES             340,114
                                           -----------
  IT SERVICES 2.2%
  Acxiom Corp.*..............     1,509         17,323
  CACI International,
     Inc. -- Class A*........       664         31,620
  Cass Information Systems,
     Inc. ...................       181          5,381
  China Information Security
     Technology, Inc*........       594          3,802
  Ciber, Inc.*...............     1,519          4,891
  Computer Task Group,
     Inc.*...................       332          2,314
  CSG Systems International,
     Inc.*...................       775         12,663
  Cybersource Corp.*.........     1,529         25,045
  eLoyalty Corp.*............       141          1,100
  Euronet Worldwide, Inc.*...     1,077         25,471
  ExlService Holdings,
     Inc.*...................       332          4,518
  Forrester Research, Inc.*..       342          8,663
  Gartner, Inc.*.............     1,308         24,355
  Global Cash Access
     Holdings, Inc.*.........       835          5,286
  Hackett Group Inc (The)*...       855          2,668
  Heartland Payment Systems,
     Inc. ...................       835         10,262
  iGate Corp. ...............       503          4,441
  infoGROUP, Inc.*...........       755          4,953
  Information Services Group,
     Inc.*...................       523          1,883
  Integral Systems, Inc.*....       382          3,209
  Lionbridge Technologies,
     Inc.*...................     1,268          2,650
  Mantech International
     Corp. -- Class A*.......       483         21,184
  MAXIMUS, Inc. .............       392         18,134
  MoneyGram International,
     Inc.*...................     1,831          5,475


See Notes to Financial Statements.

 54


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  NCI, Inc. -- Class A*......       141         $3,794
  Ness Technologies, Inc.*...       855          5,634
  Online Resources Corp.*....       563          2,956
  Perot Systems
     Corp. -- Class A*.......     1,932         57,844
  RightNow Technologies,
     Inc.*...................       483          7,371
  Sapient Corp.*.............     1,871         15,230
  SRA International,
     Inc. -- Class A*........       925         17,353
  StarTek, Inc.*.............       262          1,520
  Syntel, Inc. ..............       282         10,104
  TeleTech Holdings, Inc.*...       715         12,791
  Tier Technologies, Inc.*...       392          3,207
  TNS, Inc.*.................       553         15,628
  Unisys Corp.*..............       824         24,011
  VeriFone Holdings, Inc.*...     1,599         21,267
  Virtusa Corp.*.............       292          2,622
  Wright Express Corp.*......       845         23,584
                                           -----------
TOTAL IT SERVICES                              472,207
                                           -----------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Brunswick Corp. ...........     1,952         18,505
  Callaway Golf Co. .........     1,428          9,768
  Eastman Kodak Co.*.........     5,945         22,294
  JAKKS Pacific, Inc.*.......       623          8,865
  Leapfrog Enterprises,
     Inc.*...................       754          2,488
  Marine Products Corp. .....       221          1,072
  Polaris Industries, Inc. ..       674         28,355
  Pool Corp. ................     1,076         21,068
  RC2 Corp.*.................       473          6,177
  Smith & Wesson Holding
     Corp.*..................     1,317          5,624
  Sport Supply Group, Inc. ..       201          2,074
  Steinway Musical
     Instruments*............       151          1,770
  Sturm Ruger & Co., Inc. ...       423          4,492
                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             132,552
                                           -----------
  LIFE SCIENCES TOOLS & SERVICES 0.9%
  Accelrys, Inc.*............       603          3,274
  Affymetrix, Inc.*..........     1,569          8,206
  Albany Molecular Research,
     Inc.*...................       513          4,176
  AMAG Pharmaceuticals,
     Inc.*...................       373         14,092
  BioDelivery Sciences
     International, Inc.*....       221            880
  Bruker Corp.*..............     1,086         11,772
  Cambrex Corp.*.............       644          3,864
  Dionex Corp.*..............       392         26,609
  Enzo Biochem, Inc.*........       734          4,044
  eResearchTechnology,
     Inc.*...................       945          6,993
  Exelixis, Inc.*............     2,354         14,312
  Harvard Bioscience, Inc.*..       543          1,966
  Kendle International,
     Inc.*...................       332          5,604
  Life Sciences Research,
     Inc.*...................       201          1,695
  Luminex Corp.*.............       915         13,469
  Nektar Therapeutics*.......     2,052         16,662
  Parexel International
     Corp.*..................     1,277         15,988
  Sequenom, Inc.*............     1,358          3,748
  Varian, Inc.*..............       634         32,461
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           189,815
                                           -----------
  MACHINERY 2.4%
  3D Systems Corp.*..........       392          3,457
  Actuant Corp. -- Class A...     1,499         23,399
  Alamo Group, Inc. .........       141          1,932
  Albany International
     Corp. -- Class A........       603         10,046
  Altra Holdings, Inc.*......       593          5,201
  American Railcar
     Industries, Inc. .......       201          2,010
  Ampco-Pittsburgh Corp. ....       191          5,138
  Astec Industries, Inc.*....       402          9,246
  Badger Meter, Inc. ........       331         12,336
  Barnes Group, Inc. ........     1,036         16,421
  Blount International,
     Inc.*...................       845          7,639
  Briggs & Stratton Corp. ...     1,106         20,682
  Cascade Corp. .............       201          4,993
  Chart Industries, Inc.*....       633         12,514
  China Fire & Security
     Group, Inc.*............       312          4,437
  CIRCOR International,
     Inc. ...................       373         10,164
  CLARCOR, Inc. .............     1,127         33,168
  Colfax Corp.*..............       523          5,690
  Columbus McKinnon Corp.*...       423          7,001
  Dynamic Materials Corp. ...       282          5,437
  Eastern Co. (The)..........       131          2,092
  Energy Recovery, Inc.*.....       744          4,152
  EnPro Industries, Inc.*....       443         10,003
  ESCO Technologies, Inc.*...       583         22,900
  Federal Signal Corp. ......     1,077          6,613
  Flanders Corp.*............       362          1,824
  Flow International Corp.*..       900          2,169
  Force Protection, Inc.*....     1,549          6,816
  FreightCar America, Inc. ..       262          6,178
  Gorman-Rupp Co. ...........       321          7,925
  Graham Corp. ..............       221          3,132
  Greenbrier Cos., Inc. .....       372          3,303
  Hurco Cos., Inc.*..........       141          2,242
  John Bean Technologies
     Corp. ..................       613         10,065
  K-Tron International,
     Inc.*...................        51          4,848
  Kadant, Inc.*..............       271          3,493
  Kaydon Corp. ..............       735         25,718
  LB Foster Co. -- Class A*..       221          6,206
  Lindsay Corp. .............       271          8,897
  Met-Pro Corp. .............       322          2,962
  Middleby Corp.*............       362         16,402
  Miller Industries, Inc.*...       221          2,221
  Mueller Industries, Inc. ..       825         19,519
  Mueller Water Products,
     Inc. -- Class A.........     2,770         12,410
  NACCO Industries,
     Inc. -- Class A.........       121          7,212
  Nordson Corp. .............       745         39,314
  Omega Flex, Inc. ..........        61            949
  PMFG, Inc.*................       291          4,211
  Portec Rail Products,
     Inc. ...................       151          1,315
  RBC Bearings, Inc.*........       483         10,389
  Robbins & Myers, Inc. .....       584         13,549
  Sauer-Danfoss, Inc. .......       251          1,807
  SmartHeat, Inc.*...........       160          1,430
  Sun Hydraulics Corp. ......       272          5,184
  Tecumseh Products
     Co. -- Class A*.........       412          4,305
  Tennant Co. ...............       413         11,011
  Titan International,
     Inc. ...................       784          6,586
  Trimas Corp.*..............       342          1,539
  Twin Disc, Inc. ...........       191          1,793
  Watts Water Technologies,
     Inc. -- Class A.........       644         18,193
                                           -----------
TOTAL MACHINERY                                521,788
                                           -----------
  MARINE 0.2%
  American Commercial Lines,
     Inc.*...................       201          4,311
  Eagle Bulk Shipping,
     Inc. ...................     1,369          6,489
  Genco Shipping & Trading,
     Ltd. ...................       573         11,397
  Horizon Lines,
     Inc. -- Class A.........       664          3,486
  International Shipholding
     Corp. ..................       121          4,011


See Notes to Financial Statements.

                                                                ANNUAL REPORT 55



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  TBS International, Ltd.*...       292         $2,403
  Ultrapetrol Bahamas,
     Ltd.*...................       483          2,367
                                           -----------
TOTAL MARINE                                    34,464
                                           -----------
  MEDIA 0.8%
  Arbitron, Inc. ............       583         12,639
  Ascent Media
     Corp. -- Series A*......       312          7,235
  Belo Corp. -- Class A......     1,982          9,315
  Carmike Cinemas, Inc.*.....       241          2,369
  Cinemark Holdings, Inc. ...       714          8,275
  CKX, Inc.*.................     1,287          8,237
  Crown Media Holdings,
     Inc. -- Class A*........       241            371
  Dolan Media Co.*...........       664          7,928
  E.W. Scripps Co. -- Class
     A*......................       634          4,032
  Fisher Communications,
     Inc.*...................       131          2,553
  Global Sources, Ltd.*......       362          2,241
  Harte-Hanks, Inc. .........       835          9,803
  Journal Communications,
     Inc. -- Class A.........       905          3,222
  Knology, Inc.*.............       654          6,573
  LIN TV Corp. -- Class A*...       593          2,325
  Live Nation, Inc.*.........     1,851         12,328
  LodgeNet Entertainment
     Corp.*..................       452          2,192
  Martha Stewart Living
     Omnimedia, Inc. -- Class
     A*......................       583          3,020
  Mediacom Communications
     Corp. -- Class A*.......       865          4,135
  National CineMedia, Inc. ..       935         14,960
  Outdoor Channel Holdings,
     Inc.*...................       322          2,228
  Playboy Enterprises,
     Inc. -- Class B*........       473          1,452
  Primedia, Inc. ............       372            934
  RCN Corp.*.................       805          6,714
  Reading International,
     Inc. -- Class A*........       383          1,517
  Rentrak Corp.*.............       211          3,243
  Scholastic Corp. ..........       503         12,510
  Sinclair Broadcast Group,
     Inc. -- Class A.........       946          3,727
  Valassis Communications,
     Inc.*...................     1,066         19,433
  Value Line, Inc. ..........        30            923
  World Wrestling
     Entertainment,
     Inc. -- Class A.........       483          6,414
                                           -----------
TOTAL MEDIA                                    182,848
                                           -----------
  METALS & MINING 0.8%
  Allied Nevada Gold Corp.*..     1,120         10,696
  AM Castle & Co. ...........       372          4,192
  AMCOL International
     Corp. ..................       523         13,619
  Brush Engineered Materials,
     Inc.*...................       443          8,173
  Century Aluminum Co.*......     1,006          8,722
  China Precision Stl,
     Inc.*...................       684          1,518
  Coeur d'Alene Mines
     Corp.*..................     1,670         33,534
  General Moly, Inc.*........     1,409          3,100
  General Stl Hldgs, Inc.*...       393          1,462
  Haynes International,
     Inc.*...................       271          7,675
  Hecla Mining Co.*..........     4,828         19,843
  Horsehead Holding Corp.*...       840          8,005
  Kaiser Aluminum Corp. .....       342         13,663
  Olympic Steel, Inc. .......       201          5,085
  Paramount Gold and Silver
     Corp.*..................     1,408          1,577
  RTI International Metals,
     Inc.*...................       550         11,391
  Stillwater Mining Co.*.....       905          5,611
  Sutor Technology Group
     Ltd.*...................       171            494
  Universal Stainless &
     Alloy*..................       151          2,279
  US Gold Corp.*.............     1,770          4,779
  Worthington Industries,
     Inc. ...................     1,337         14,774
                                           -----------
TOTAL METALS & MINING                          180,192
                                           -----------
  MULTI-UTILITIES 0.3%
  Avista Corp. ..............     1,207         22,885
  CH Energy Group, Inc. .....       352         14,576
  PNM Resources, Inc. .......     1,922         20,604
                                           -----------
TOTAL MULTI-UTILITIES                           58,065
                                           -----------
  MULTILINE RETAIL 0.3%
  99 Cents Only Stores*......     1,036         11,779
  Dillard's, Inc. -- Class
     A.......................     1,137         15,486
  Fred's, Inc. -- Class A....       885         10,478
  Retail Ventures, Inc.*.....       553          3,545
  Saks, Inc.*................     2,636         14,788
  Tuesday Morning Corp.*.....       664          2,145
                                           -----------
TOTAL MULTILINE RETAIL                          58,221
                                           -----------
  OIL, GAS & CONSUMABLE FUELS 2.7%
  Alon USA Energy, Inc. .....       181          1,520
  Apco Oil and Gas
     International, Inc. ....       201          4,271
  Approach Resources, Inc.*..       262          2,033
  Arena Resources, Inc.*.....       845         31,485
  Atlas Energy, Inc. ........       754         19,740
  ATP Oil & Gas Corp.*.......       785         13,588
  Berry Petroleum
     Co. -- Class A..........       946         23,991
  Bill Barrett Corp.*........       855         26,488
  BPZ Resources, Inc.*.......     2,052         12,928
  Brigham Exploration Co.*...     1,841         17,489
  Carrizo Oil & Gas, Inc.*...       614         14,233
  Cheniere Energy, Inc.*.....     1,247          2,906
  Clayton Williams Energy,
     Inc.*...................       131          3,432
  Clean Energy Fuels Corp.*..       785          9,106
  Contango Oil & Gas Co.*....       271         12,913
  CREDO Petroleum Corp.*.....       151          1,471
  Crosstex Energy, Inc. .....       895          5,030
  Cubic Energy, Inc.*........       603            597
  CVR Energy, Inc.*..........       513          5,397
  Delek US Holdings, Inc. ...       281          1,897
  Delta Petroleum Corp.*.....     3,943          5,126
  DHT Maritime, Inc. ........     1,097          3,752
  Endeavour International
     Corp.*..................     2,525          2,651
  Evergreen Energy, Inc.*....     2,888          1,051
  FX Energy, Inc.*...........       945          2,514
  General Maritime Corp. ....     1,077          7,421
  Georesources, Inc.*........       161          1,785
  GMX Resources, Inc.*.......       543          6,912
  Golar LNG, Ltd. ...........       714          8,611
  Goodrich Petroleum Corp.*..       543         13,939
  Gran Tierra Energy, Inc.*..     4,516         21,496
  Green Plains Renewable
     Energy, Inc.*...........       201          1,481
  Gulfport Energy Corp.*.....       583          4,448
  Harvest Natural Resources,
     Inc.*...................       734          4,030
  International Coal Group,
     Inc.*...................     2,012          8,229
  Isramco, Inc.*.............        21          1,740
  James River Coal Co.*......       613         11,641
  Knightsbridge Tankers,
     Ltd. ...................       382          4,828
  McMoRan Exploration Co.*...     1,680         12,919
  Nordic American Tanker
     Shipping, Ltd. .........       935         26,460
  Northern Oil And Gas,
     Inc.*...................       674          6,147
  Oilsands Quest, Inc.*......     4,919          5,903
  Panhandle Oil and Gas,
     Inc. -- Class A.........       161          3,165
  Patriot Coal Corp.*........     1,639         18,521
  Penn Virginia Corp. .......     1,006         20,371


See Notes to Financial Statements.

 56


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Petroleum Development
     Corp.*..................       423         $7,064
  Petroquest Energy, Inc.*...     1,137          6,970
  PrimeEnergy Corp.*.........        10            308
  Rex Energy Corp.*..........       563          4,555
  Rosetta Resources, Inc.*...     1,157         15,654
  Ship Finance International,
     Ltd. ...................       975         11,086
  Stone Energy Corp.*........       925         14,180
  Swift Energy Co.*..........       825         17,473
  Syntroleum Corp.*..........     1,398          3,118
  Teekay Tankers, Ltd. ......       231          1,871
  Toreador Resources Corp. ..       473          4,035
  Uranerz Energy Corp.*......       996          1,524
  Uranium Energy Corp.*......     1,110          2,997
  USEC, Inc.*................     2,485          9,592
  Vaalco Energy, Inc. .......     1,288          5,487
  Venoco, Inc.*..............       402          5,065
  W&T Offshore, Inc. ........       754          8,784
  Warren Resources, Inc.*....     1,307          2,823
  Western Refining, Inc.*....       905          5,077
  Westmoreland Coal Co.*.....       231          1,522
  World Fuel Services
     Corp. ..................       654         33,256
  Zion Oil & Gas, Inc.*......       261          1,757
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS              579,854
                                           -----------
  PAPER & FOREST PRODUCTS 0.6%
  Buckeye Technologies,
     Inc.*...................       855          7,661
  Clearwater Paper Corp.*....       251         11,363
  Deltic Timber Corp. .......       231          9,818
  Domtar Corp.*..............       916         38,371
  Glatfelter.................     1,006         10,633
  Kapstone Paper and
     Packaging Corp.*........       453          3,144
  Louisiana-Pacific Corp.*...     2,294         12,043
  Neenah Paper, Inc. ........       322          3,333
  Schweitzer-Mauduit
     International, Inc. ....       342         17,664
  Wausau Paper Corp. ........       965          8,463
                                           -----------
TOTAL PAPER & FOREST PRODUCTS                  122,493
                                           -----------
  PERSONAL PRODUCTS 0.5%
  American Oriental
     Bioengineering, Inc.*...     1,368          5,417
  Bare Escentuals, Inc.*.....     1,469         18,554
  Chattem, Inc.*.............       433         27,439
  China Sky One Med, Inc.*...       231          2,742
  China-Biotics, Inc.*.......       161          1,868
  Elizabeth Arden, Inc.*.....       533          5,676
  Female Health Co. (The)*...       352          1,630
  Inter Parfums, Inc. .......       312          3,831
  Mannatech, Inc. ...........       352          1,197
  Medifast, Inc.*............       291          6,408
  Nu Skin Enterprises,
     Inc. -- Class A.........     1,096         24,945
  Nutraceutical International
     Corp.*..................       241          2,622
  Prestige Brands Holdings,
     Inc.*...................       754          5,097
  Revlon, Inc. -- Class A*...       433          3,650
  Schiff Nutrition
     International, Inc. ....       251          1,448
  USANA Health Sciences,
     Inc.*...................       141          4,064
                                           -----------
TOTAL PERSONAL PRODUCTS                        116,588
                                           -----------
  PHARMACEUTICALS 1.1%
  Acura Pharmaceuticals,
     Inc.*...................       181            749
  Adolor Corp.*..............     1,026          1,488
  Akorn, Inc.*...............     1,247          1,808
  Ardea Biosciences, Inc.*...       312          4,212
  ARYx Therapeutics, Inc.*...       463          1,158
  Auxilium Pharmaceuticals,
     Inc.*...................       945         29,730
  AVANIR Pharmaceuticals,
     Inc. -- Class A*........     1,347          2,465
  Biodel, Inc.*..............       332          1,388
  BioMimetic Therapeutics,
     Inc.*...................       302          3,524
  Biospecifics Technologies
     Corp.*..................        81          2,471
  BMP Sunstone Corp.*........       715          2,603
  Cadence Pharmaceuticals,
     Inc.*...................       543          4,903
  Caraco Pharmaceutical
     Laboratories, Ltd.*.....       231            850
  Cornerstone Therapeutics,
     Inc.*...................       141            790
  Cypress Bioscience, Inc.*..       845          5,188
  Depomed, Inc.*.............     1,137          3,536
  Discovery Laboratories,
     Inc.*...................     2,656          2,470
  Durect Corp.*..............     1,821          3,842
  Hi-Tech Pharmacal Co.,
     Inc.*...................       181          3,301
  Impax Laboratories, Inc.*..     1,347         11,961
  Inspire Pharmaceuticals,
     Inc.*...................     1,358          6,070
  Ista Pharmaceuticals,
     Inc.*...................       735          2,690
  Javelin Pharmaceuticals,
     Inc.*...................     1,116          1,473
  KV Pharmaceutical
     Co. -- Class A*.........       825          3,135
  Lannett Co., Inc.*.........       221          1,485
  MAP Pharmaceuticals,
     Inc.*...................       201          1,652
  Matrixx Initiatives,
     Inc.*...................       211            950
  Medicines Co.(The)*........     1,167          8,391
  Medicis Pharmaceutical
     Corp. -- Class A........     1,307         27,669
  MiddleBrook
     Pharmaceuticals, Inc.*..       805            789
  Obagi Medical Products,
     Inc.*...................       382          3,904
  Optimer Pharmaceuticals,
     Inc.*...................       634          7,329
  Pain Therapeutics, Inc.*...       774          3,924
  Par Pharmaceutical Cos.,
     Inc.*...................       774         16,231
  Pozen, Inc.*...............       583          3,311
  Questcor Pharmaceuticals,
     Inc.*...................     1,268          5,757
  Repros Therapeutics,
     Inc.*...................       230            214
  Salix Pharmaceuticals
     Ltd.*...................     1,066         19,604
  Santarus, Inc.*............     1,147          3,544
  Sucampo Pharmaceuticals,
     Inc. -- Class A*........       241          1,053
  SuperGen, Inc.*............     1,308          3,061
  Viropharma, Inc.*..........     1,711         12,901
  Vivus, Inc.*...............     1,670         13,193
  XenoPort, Inc.*............       663         11,079
                                           -----------
TOTAL PHARMACEUTICALS                          247,846
                                           -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.0%
  Acadia Realty Trust........       875         13,912
  Agree Realty Corp. ........       161          3,756
  Alexander's, Inc.*.........        50         13,246
  American Campus
     Communities, Inc. ......     1,157         31,262
  American Capital Agency
     Corp. ..................       281          7,306
  Anthracite Capital, Inc.*..     1,741          1,254
  Anworth Mortgage Asset
     Corp. ..................     2,384         16,998
  Ashford Hospitality Trust,
     Inc.*...................     1,279          4,911
  Associated Estates Realty
     Corp. ..................       332          3,028
  BioMed Realty Trust,
     Inc. ...................     2,173         29,488
  CapLease, Inc. ............     1,066          3,656
  Capstead Mortgage Corp. ...     1,408         18,529
  Care Investment Trust,
     Inc. ...................       271          2,171
  CBL & Associates
     Properties, Inc. .......     3,057         24,945
  Cedar Shopping Centers,
     Inc. ...................       865          5,251
  Cogdell Spencer, Inc. .....       664          3,081
  Colonial Properties Trust..     1,077         11,341
  Cousins Properties, Inc. ..       940          6,881
  DCT Industrial Trust,
     Inc. ...................     4,527         20,507
  Developers Diversified
     Realty Corp. ...........     3,169         27,222
  DiamondRock Hospitality
     Co.*....................     2,562         19,497


See Notes to Financial Statements.

                                                                ANNUAL REPORT 57



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  DuPont Fabros Technology,
     Inc.*...................       583         $8,792
  Dynex Capital, Inc. .......       251          2,036
  EastGroup Properties,
     Inc. ...................       563         20,724
  Education Realty Trust,
     Inc. ...................     1,257          6,298
  Entertainment Properties
     Trust...................       775         26,365
  Equity Lifestyle
     Properties, Inc. .......       563         26,151
  Equity One, Inc. ..........       724         10,802
  Extra Space Storage,
     Inc. ...................     1,912         18,298
  FelCor Lodging Trust,
     Inc.*...................     1,429          4,501
  First Industrial Realty
     Trust, Inc. ............       875          3,806
  First Potomac Realty
     Trust...................       604          6,855
  Franklin Street Properties
     Corp. ..................     1,420         15,308
  Getty Realty Corp. ........       392          9,608
  Gladstone Commercial
     Corp. ..................       191          2,451
  Glimcher Realty Trust......       820          2,214
  Gramercy Capital Corp.*....       945          2,967
  Hatteras Financial Corp. ..       805         22,620
  Healthcare Realty Trust,
     Inc. ...................     1,317         27,433
  Hersha Hospitality Trust...       945          2,419
  Highwoods Properties,
     Inc. ...................     1,569         43,179
  Home Properties, Inc. .....       725         28,405
  Inland Real Estate Corp. ..     1,559         13,376
  Investors Real Estate
     Trust...................     1,408         11,785
  iStar Financial, Inc.*.....     2,204          4,606
  Kilroy Realty Corp. .......       955         26,377
  Kite Realty Group Trust....     1,026          3,806
  LaSalle Hotel Properties...     1,408         24,161
  Lexington Realty Trust.....     2,011          8,426
  LTC Properties, Inc. ......       513         12,184
  Medical Properties Trust,
     Inc. ...................     1,780         14,240
  MFA Mortgage Investments,
     Inc. ...................     6,207         46,056
  Mid-America Apartment
     Communities, Inc. ......       624         27,344
  Mission West Properties....       392          2,607
  Monmouth Real Estate
     Investment
     Corp. -- Class A........       442          3,001
  National Health Investors,
     Inc. ...................       573         17,190
  National Retail Properties,
     Inc. ...................     1,771         34,322
  NorthStar Realty Finance
     Corp. ..................     1,317          4,649
  Omega Healthcare Investors,
     Inc. ...................     1,830         27,743
  Parkway Properties, Inc. ..       483          8,525
  Pennsylvania Real Estate
     Investment Trust........       855          6,267
  Post Properties, Inc. .....       985         16,243
  Potlatch Corp. ............       885         24,700
  PS Business Parks, Inc. ...       393         19,245
  RAIT Financial Trust*......     1,439          2,662
  Ramco-Gershenson
     Properties..............       380          3,359
  Redwood Trust, Inc. .......     1,720         23,977
  Resource Capital Corp. ....       463          2,241
  Saul Centers, Inc. ........       141          4,337
  Sovran Self Storage,
     Inc. ...................       503         15,140
  Strategic Hotels & Resorts,
     Inc.*...................     1,660          2,938
  Sun Communities, Inc. .....       363          6,331
  Sunstone Hotel Investors,
     Inc.*...................     1,669         12,601
  Tanger Factory Outlet
     Centers.................       895         34,073
  Transcontinental Realty
     Investors, Inc.*........        30            326
  U-Store-It Trust...........     1,761         10,038
  UMH Properties, Inc. ......       191          1,440
  Universal Health Realty
     Income Trust............       242          7,684
  Urstadt Biddle Properties,
     Inc- Class A............       453          6,691
  Walter Investment
     Management Corp. .......       393          5,117
  Washington Real Estate
     Investment Trust........     1,288         34,390
  Winthrop Realty Trust......       261          2,339
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,092,011
                                           -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  American Realty Investors,
     Inc.*...................        60            593
  Avatar Holdings, Inc.*.....       131          2,135
  China Housing & Land
     Development, Inc.*......       573          1,765
  Consolidated-Tomoka Land
     Co. ....................       121          4,162
  Forestar Real Estate Group,
     Inc.*...................       795         11,734
  Tejon Ranch Co.*...........       241          6,281
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                   26,670
                                           -----------
  ROAD & RAIL 0.8%
  Amerco, Inc.*..............       201          8,496
  Arkansas Best Corp. .......       563         14,537
  Avis Budget Group, Inc.*...     2,254         18,933
  Celadon Group, Inc.*.......       493          4,812
  Dollar Thrifty Automotive
     Group*..................       483          8,940
  Genesee & Wyoming,
     Inc. -- Class A*........       825         23,933
  Heartland Express, Inc. ...     1,117         15,191
  Knight Transportation,
     Inc. ...................     1,267         20,323
  Marten Transport, Ltd.*....       342          5,999
  Old Dominion Freight Line,
     Inc.*...................       614         15,958
  Patriot Transportation
     Holding, Inc.*..........        30          2,640
  Saia, Inc.*................       301          4,413
  Universal Truckload
     Services, Inc. .........       131          2,154
  USA Truck, Inc.*...........       171          1,920
  Werner Enterprises, Inc. ..       945         17,719
  YRC Worldwide, Inc.*.......     1,317          4,807
                                           -----------
TOTAL ROAD & RAIL                              170,775
                                           -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
  Actel Corp.*...............       583          6,949
  Advanced Analogic
     Technologies, Inc.*.....       955          3,008
  Advanced Energy Industries,
     Inc.*...................       734          8,962
  Amkor Technology, Inc.*....     2,424         13,356
  Anadigics, Inc.*...........     1,398          4,488
  Applied Micro Circuits
     Corp.*..................     1,459         11,409
  Atheros Communications,
     Inc.*...................     1,348         33,188
  ATMI, Inc.*................       694         10,514
  Brooks Automation, Inc.*...     1,428          9,825
  Cabot Microelectronics
     Corp.*..................       523         16,726
  Cavium Networks, Inc.*.....       805         15,263
  Ceva, Inc.*................       433          4,386
  Cirrus Logic, Inc.*........     1,448          7,008
  Cohu, Inc. ................       513          5,838
  Cymer, Inc.*...............       654         22,393
  Diodes, Inc.*..............       704         11,532
  DSP Group, Inc.*...........       503          2,907
  Entegris, Inc.*............     2,720         10,227
  Entropic Communications,
     Inc.*...................     1,167          3,069
  Exar Corp.*................       784          5,410
  FEI Co.*...................       825         19,643
  Formfactor, Inc.*..........     1,096         18,621
  GSI Technology, Inc.*......       412          1,487
  Hittite Microwave Corp.*...       473         17,406
  Intellon Corp.*............       473          3,250
  IXYS Corp.*................       523          3,504
  Kopin Corp.*...............     1,499          6,656
  Kulicke & Soffa Industries,
     Inc.*...................     1,509          7,017
  Lattice Semiconductor
     Corp.*..................     2,555          4,880
  MEMSIC, Inc.*..............       342          1,163
  Micrel, Inc. ..............     1,006          7,515


See Notes to Financial Statements.

 58


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Microsemi Corp.*...........     1,801        $23,971
  Microtune, Inc.*...........     1,157          1,978
  MIPS Technologies, Inc.*...       996          3,934
  MKS Instruments, Inc.*.....     1,096         17,141
  Monolithic Power Systems,
     Inc.*...................       754         15,072
  Netlogic Microsystems,
     Inc.*...................       402         15,280
  NVE Corp.*.................       101          3,777
  OmniVision Technologies,
     Inc.*...................     1,107         13,572
  Pericom Semiconductor
     Corp.*..................       563          5,298
  Photronics, Inc.*..........     1,010          4,222
  PLX Technology, Inc.*......       745          2,339
  Power Integrations, Inc. ..       523         16,318
  RF Micro Devices, Inc.*....     5,885         23,422
  Rubicon Technology, Inc.*..       281          4,249
  Rudolph Technologies,
     Inc.*...................       684          4,337
  Semitool, Inc.*............       503          3,551
  Semtech Corp.*.............     1,348         20,854
  Sigma Designs, Inc.*.......       593          7,122
  Silicon Image, Inc.*.......     1,659          3,501
  Silicon Storage Technology,
     Inc.*...................     1,760          3,573
  Skyworks Solutions, Inc.*..     3,712         38,716
  Standard Microsystems
     Corp.*..................       483          9,303
  Supertex, Inc.*............       241          5,844
  Techwell, Inc.*............       352          3,654
  Tessera Technologies,
     Inc.*...................     1,077         23,812
  Trident Microsystems,
     Inc.*...................     1,398          2,628
  TriQuint Semiconductor,
     Inc.*...................     3,269         17,620
  Ultratech, Inc.*...........       523          6,757
  Veeco Instruments, Inc.*...       714         17,386
  Virage Logic Corp.*........       362          2,136
  Volterra Semiconductor
     Corp.*..................       503          6,967
  White Electronic Designs
     Corp.*..................       503          2,208
  Zoran Corp.*...............     1,147         10,174
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    638,316
                                           -----------
  SOFTWARE 3.9%
  ACI Worldwide, Inc.*.......       775         12,470
  Actuate Corp.*.............       986          4,940
  Advent Software, Inc.*.....       342         13,071
  American Software,
     Inc. -- Class A.........       493          3,205
  ArcSight, Inc.*............       412         10,185
  Ariba, Inc.*...............     1,932         22,836
  AsiaInfo Holdings, Inc.*...       644         14,207
  Blackbaud, Inc. ...........       975         21,635
  Blackboard, Inc.*..........       704         24,971
  Bottomline Technologies,
     Inc.*...................       553          8,118
  Callidus Software, Inc.*...       573          1,748
  China TransInfo Technology
     Corp.*..................       191          1,331
  Chordiant Software, Inc.*..       664          2,311
  Commvault Systems, Inc.*...       925         18,223
  Concur Technologies,
     Inc.*...................       885         31,541
  Deltek, Inc.*..............       403          2,881
  DemandTec, Inc.*...........       443          3,894
  Double-Take Software,
     Inc.*...................       382          3,541
  Dynamics Research Corp.*...       191          2,447
  Ebix, Inc.*................       151          9,302
  Epicor Software Corp.*.....     1,046          8,075
  EPIQ Systems, Inc.*........       715          9,016
  ePlus, Inc.*...............        81          1,218
  Fair Isaac Corp. ..........     1,086         22,078
  FalconStor Software,
     Inc.*...................       764          2,544
  GSE Systems, Inc.*.........       380          2,288
  i2 Technologies, Inc.*.....       353          5,556
  Informatica Corp.*.........     1,932         41,016
  Interactive Intelligence,
     Inc.*...................       281          4,712
  Jack Henry & Associates,
     Inc. ...................     1,861         42,933
  JDA Software Group, Inc.*..       583         11,567
  Kenexa Corp.*..............       503          6,338
  Lawson Software, Inc.*.....     3,048         19,233
  Manhattan Associates,
     Inc.*...................       513         11,773
  Mentor Graphics Corp.*.....     2,083         15,206
  MicroStrategy,
     Inc. -- Class A*........       201         17,541
  Monotype Imaging Holdings,
     Inc.*...................       483          3,632
  Net 1 UEPS Technologies,
     Inc.*...................       696         12,173
  Netscout Systems, Inc.*....       543          6,673
  NetSuite, Inc.*............       372          5,197
  OpenTV Corp. -- Class A*...     1,881          2,897
  Opnet Technologies, Inc. ..       291          3,172
  Parametric Technology
     Corp.*..................     2,566         38,259
  Pegasystems, Inc. .........       332          9,518
  Pervasive Software, Inc.*..       342          1,676
  Phoenix Technologies
     Ltd.*...................       775          1,814
  Progress Software Corp.*...       885         20,443
  PROS Holdings, Inc.*.......       423          3,803
  QAD, Inc. .................       281          1,281
  Quest Software, Inc.*......     1,359         22,790
  Radiant Systems, Inc.*.....       604          5,943
  Renaissance Learning,
     Inc. ...................       141          1,280
  Rosetta Stone, Inc.*.......       141          2,926
  S1 Corp.*..................     1,167          7,002
  Smith Micro Software,
     Inc.*...................       633          5,748
  Solarwinds, Inc.*..........       271          4,824
  Solera Holdings, Inc. .....     1,539         49,587
  SonicWALL, Inc.*...........     1,197          9,504
  Sourcefire, Inc.*..........       493         10,008
  SRS Labs, Inc.*............       261          1,694
  SuccessFactors, Inc.*......       825         12,614
  Symyx Technologies*........       755          4,432
  Synchronoss Technologies,
     Inc.*...................       422          4,815
  Take-Two Interactive
     Software, Inc.*.........     1,780         19,527
  Taleo Corp. Class A*.......       694         15,088
  TeleCommunication Systems,
     Inc.  -- Class A*.......       845          7,554
  THQ, Inc.*.................     1,499          7,840
  TIBCO Software, Inc.*......     3,893         34,064
  Tivo, Inc.*................     2,314         25,176
  Tyler Technologies, Inc.*..       694         13,200
  Ultimate Software Group,
     Inc.*...................       543         13,852
  Unica Corp.*...............       312          2,172
  Vasco Data Security
     International, Inc.*....       593          3,605
  Websense, Inc.*............       985         15,819
                                           -----------
TOTAL SOFTWARE                                 845,553
                                           -----------
  SPECIALTY RETAIL 2.8%
  America's Car-Mart, Inc.*..       221          4,581
  AnnTaylor Stores Corp.*....     1,297         16,822
  Asbury Automotive Group,
     Inc.*...................       714          6,954
  Bebe Stores, Inc. .........       533          3,337
  Big 5 Sporting Goods
     Corp. ..................       473          6,977
  Books-A-Million, Inc. .....       151          1,308
  Borders Group, Inc.*.......     1,086          2,107
  Brown Shoe Co., Inc. ......       925          9,592
  Buckle, Inc.(The)..........       563         16,896
  Build-A-Bear Workshop,
     Inc.*...................       372          1,927
  Cabela's, Inc.*............       885         11,124
  Cato Corp. -- Class A......       613         12,082
  Charming Shoppes, Inc.*....     2,556         11,579


See Notes to Financial Statements.

                                                                ANNUAL REPORT 59



RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Children's Place Retail
     Stores, Inc.(The)*......       495        $15,568
  Christopher & Banks
     Corp. ..................       795          4,842
  Citi Trends, Inc.*.........       322          8,478
  Coldwater Creek, Inc.*.....     1,267          7,285
  Collective Brands, Inc.*...     1,419         26,322
  Conn's, Inc.*..............       221          1,395
  Destination Maternity
     Corp.*..................       101          2,025
  Dress Barn, Inc.*..........       996         17,978
  DSW, Inc. -- Class A*......       271          5,203
  Finish Line, Inc. -- Class
     A.......................       935          9,481
  Gander Mountain Co.*.......       111            554
  Genesco, Inc.*.............       460         11,992
  Group 1 Automotive, Inc. ..       533         13,549
  Gymboree Corp.*............       644         27,415
  Haverty Furniture Cos.,
     Inc.*...................       392          4,747
  hhgregg, Inc.*.............       282          4,650
  Hibbett Sports, Inc.*......       633         11,862
  Hot Topic, Inc.*...........       975          7,508
  J. Crew Group, Inc.*.......     1,117         45,551
  Jo-Ann Stores, Inc.*.......       583         15,519
  Jos. A. Bank Clothiers,
     Inc.*...................       403         16,515
  Kirkland's, Inc.*..........       272          3,422
  Lithia Motors,
     Inc. -- Class A*........       372          3,102
  Lumber Liquidators, Inc.*..       322          6,843
  Men's Wearhouse,
     Inc.(The)...............     1,157         26,808
  Midas, Inc.*...............       312          2,515
  Monro Muffler, Inc. .......       372         11,528
  New York & Co, Inc.*.......       553          2,433
  OfficeMax, Inc.*...........     1,690         19,317
  Pacific Sunwear of
     California, Inc.*.......     1,459          8,812
  PEP Boys-Manny Moe & Jack..     1,077          9,445
  Pier 1 Imports, Inc.*......     2,002          7,047
  Rent-A-Center, Inc.*.......     1,459         26,787
  Rex Stores Corp.*..........       161          1,988
  Sally Beauty Holdings,
     Inc.*...................     2,082         14,054
  Shoe Carnival, Inc.*.......       201          3,017
  Sonic Automotive,
     Inc. -- Class A.........       570          5,096
  Stage Stores, Inc. ........       845          9,971
  Stein Mart, Inc.*..........       563          5,349
  Syms Corp.*................       141            991
  Systemax, Inc.*............       221          2,979
  Talbots, Inc. .............       533          4,834
  Tractor Supply Co.*........       795         35,537
  Tween Brands, Inc.*........       553          4,689
  Ulta Salon Cosmetics &
     Fragrance, Inc.*........       613          9,281
  West Marine, Inc.*.........       312          2,377
  Wet Seal,
     Inc.(The) -- Class A*...     2,152          6,865
  Zale Corp.*................       523          2,474
  Zumiez, Inc.*..............       453          6,102
                                           -----------
TOTAL SPECIALTY RETAIL                         607,388
                                           -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.9%
  American Apparel, Inc.*....       724          2,223
  Carter's, Inc.*............     1,257         29,665
  Cherokee, Inc. ............       171          3,237
  Columbia Sportswear Co. ...       252          9,589
  Crocs, Inc.*...............     1,861         11,315
  Deckers Outdoor Corp.*.....       291         26,094
  FGX International Holdings,
     Ltd.*...................       322          4,247
  Fossil, Inc.*..............     1,036         27,692
  Fuqi Intl, Inc.*...........       271          5,553
  G-III Apparel Group,
     Ltd.*...................       291          4,659
  Iconix Brand Group, Inc.*..     1,579         18,411
  Jones Apparel Group,
     Inc. ...................     1,892         33,848
  K-Swiss, Inc. -- Class A...       583          4,757
  Kenneth Cole Productions,
     Inc. -- Class A.........       171          1,626
  Liz Claiborne, Inc. .......     2,103         12,071
  Lululemon Athletica,
     Inc.*...................       905         22,734
  Maidenform Brands, Inc.*...       422          5,925
  Movado Group, Inc. ........       362          3,794
  Oxford Industries, Inc. ...       281          5,437
  Perry Ellis International,
     Inc.*...................       211          2,884
  Quiksilver, Inc.*..........     2,837          5,646
  Skechers U.S.A.,
     Inc. -- Class A*........       734         16,016
  Steven Madden, Ltd.*.......       342         13,851
  Timberland Co. -- Class
     A*......................       965         15,614
  True Religion Apparel,
     Inc.*...................       563         14,509
  Under Armour, Inc. -- Class
     A*......................       734         19,708
  Unifi, Inc.*...............       986          2,741
  Unifirst Corp. ............       312         13,126
  Volcom, Inc.*..............       422          7,009
  Warnaco Group, Inc.*.......     1,016         41,178
  Weyco Group, Inc. .........       151          3,367
  Wolverine World Wide,
     Inc. ...................     1,087         27,805
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         416,331
                                           -----------


  THRIFTS & MORTGAGE FINANCE 1.2%
  Abington Bancorp, Inc. ....       483          3,313
  Astoria Financial Corp. ...     1,892         18,882
  Bank Mutual Corp. .........     1,036          7,273
  BankFinancial Corp. .......       473          4,465
  Beneficial Mutual Bancorp,
     Inc.*...................       724          6,697
  Berkshire Hills Bancorp,
     Inc. ...................       302          6,206
  Brookline Bancorp, Inc. ...     1,307         12,795
  Brooklyn Fed Bancorp,
     Inc. ...................        70            839
  Cheviot Financial Corp. ...        61            471
  Clifton Savings Bancorp,
     Inc. ...................       201          1,853
  Danvers Bancorp, Inc. .....       480          6,590
  Dime Community Bancshares..       573          6,297
  Doral Financial Corp.*.....       131            372
  ESB Financial Corp. .......       201          2,344
  ESSA Bancorp, Inc. ........       332          3,974
  First Defiance Financial
     Corp. ..................       181          2,610
  First Financial Holdings,
     Inc. ...................       261          3,521
  First Financial Northwest..       403          2,386
  First Financial Service
     Corp. ..................        91            834
  Flagstar Bancorp, Inc.*....     1,488          1,339
  Flushing Financial Corp. ..       520          5,840
  Fox Chase Bancorp, Inc.*...       120          1,189
  Heritage Financial Group...        41            332
  Home Federal Bancorp
     Inc/ID..................       372          4,297
  K-Fed Bancorp..............        91            813
  Kearny Financial Corp. ....       402          3,960
  Kentucky First Federal
     Bancorp.................        70            736
  Legacy Bancorp, Inc. ......       161          1,539
  Meridian Interstate
     Bancorp, Inc.*..........       211          1,815
  MGIC Investment Corp.*.....     2,776         11,964
  NASB Financial, Inc. ......        80          1,968
  NewAlliance Bancshares,
     Inc. ...................     2,364         26,193
  Northeast Community
     Bancorp, Inc. ..........       131            878
  Northwest Bancorp, Inc. ...       382          8,404
  OceanFirst Financial
     Corp. ..................       201          1,909
  Ocwen Financial Corp.*.....     1,267         13,848
  Oritani Financial Corp. ...       221          2,831
  PMI Group, Inc.(The).......     1,619          3,918
  Provident Financial
     Services, Inc. .........     1,327         14,265
  Provident New York
     Bancorp.................       765          6,525


See Notes to Financial Statements.

 60


RYDEXSGI 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Prudential Bancorp, Inc. of
     Pennsylvania............        81           $795
  Radian Group, Inc. ........     1,811         10,486
  Rockville Financial,
     Inc. ...................       181          1,873
  Roma Financial Corp. ......       181          2,243
  Tree.com, Inc.*............       141          1,101
  TrustCo Bank Corp. ........     1,690         10,055
  United Financial Bancorp,
     Inc. ...................       362          4,652
  ViewPoint Financial Group..       221          2,961
  Waterstone Financial
     Inc.*...................       161            549
  Westfield Financial,
     Inc. ...................       694          5,587
  WSFS Financial Corp. ......       141          3,892
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               250,479
                                           -----------
  TOBACCO 0.2%
  Alliance One International,
     Inc.*...................     1,972          8,697
  Star Scientific, Inc.*.....     1,690          1,420
  Universal Corp. ...........       553         22,999
  Vector Group, Ltd. ........       865         12,551
                                           -----------
TOTAL TOBACCO                                   45,667
                                           -----------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Aceto Corp. ...............       553          3,064
  Aircastle Ltd. ............     1,036          8,205
  Applied Industrial
     Technologies, Inc. .....       935         18,915
  Beacon Roofing Supply,
     Inc.*...................       996         14,302
  BlueLinx Holdings, Inc.*...       261            765
  DXP Enterprises, Inc.*.....       171          1,963
  H&E Equipment Services,
     Inc.*...................       603          6,392
  Houston Wire & Cable Co. ..       392          4,739
  Interline Brands, Inc.*....       715         10,439
  Kaman Corp. -- Class A.....       563         11,632
  Lawson Products, Inc. .....        91          1,415
  RSC Holdings, Inc.*........     1,086          7,320
  Rush Enterprises,
     Inc. -- Class A*........       705          7,699
  TAL International Group,
     Inc. ...................       332          3,937
  Textainer Group Holdings,
     Ltd. ...................       201          3,027
  Titan Machinery, Inc.*.....       291          3,122
  United Rentals, Inc.*......     1,328         12,603
  Watsco, Inc. ..............       593         30,373
  Willis Lease Finance
     Corp.*..................       101          1,286
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         151,198
                                           -----------
  TRANSPORTATION INFRASTRUCTURE 0.0%(A)
  CAI International, Inc.*...       211          1,582
                                           -----------
TOTAL TRANSPORTATION INFRASTRUCTURE              1,582
                                           -----------
  WATER UTILITIES 0.3%
  American States Water
     Co. ....................       412         13,658
  Artesian Resources
     Corp. -- Class A........       141          2,286
  Cadiz, Inc.*...............       281          3,004
  California Water Service
     Group...................       433         15,835
  Connecticut Water Service,
     Inc. ...................       191          4,259
  Consolidated Water Co.,
     Ltd. ...................       322          4,753
  Middlesex Water Co. .......       301          4,632
  Pennichuck Corp. ..........        91          2,063
  SJW Corp. .................       282          6,139
  Southwest Water Co. .......       543          3,025
  York Water Co. (The).......       251          3,511
                                           -----------
TOTAL WATER UTILITIES                           63,165
                                           -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Centennial Communications
     Corp.*..................     1,882         15,922
  iPCS, Inc.*................       373          8,904
  NTELOS Holdings Corp. .....       673         10,162
  Shenandoah Telecom Co. ....       523          8,729
  Syniverse Holdings, Inc.*..     1,519         26,020
  USA Mobility, Inc. ........       503          5,483
  Virgin Mobile USA,
     Inc. -- Class A*........       845          3,381
                                           -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                      78,601
                                           -----------
TOTAL COMMON STOCKS
  (Cost $14,376,820)                        18,376,848
                                           -----------
RIGHTS 0.0%(A)(C)
  COMMERCIAL BANKS 0.0%(A)
  Enterprise Bank + Trust Co.
     Expires 11/19/09........       120             --
                                           -----------
TOTAL COMMERCIAL BANKS                              --
                                           -----------
  OIL COMPANIES EXPLORATION & PRODUCTION 0.0%(A)
  Zion Oil Gas Delaware Cp*
     Expires 11/30/09........        64            110
                                           -----------
TOTAL OIL COMPANIES EXPLORATION &
  PRODUCTION                                       110
                                           -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS)
     0.0%(A)
  Winthrop Realty Trust, Inc.
     *
     Expires 11/19/09........        80             --
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                           --
                                           -----------
TOTAL RIGHTS
  (Cost $0)                                        110
                                           -----------
WARRANTS 0.0%(A)(D)
  ENERGY-ALTERNATE SOURCES
     0.0%(A)
  Greenhunter Energy, Inc.
  $27.50, 09/14/11...........         3             --
                                           -----------
TOTAL ENERGY-ALTERNATE SOURCES (REITS)              --
                                           -----------
TOTAL WARRANTS
  (Cost $0)                                         --
                                           -----------
TOTAL INVESTMENTS 84.5%(B)
  (Cost $14,376,820)                        18,376,958
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--15.5%                         3,381,814
                                           -----------
NET ASSETS--100.0%                         $21,758,772
------------------------------------------------------



                                            UNREALIZED
                               CONTRACTS          LOSS
------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  December 2009 Russell 2000
     Index Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $11,334,220)(b).........       202      $(738,783)
------------------------------------------------------



                                   UNITS
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     October 2009 Russell
     2000 Index Swap,
     Terminating 10/30/09
     (Notional Market Value
     $8,708,005)**(c)........    15,473            $(1)
  Goldman Sachs International
     October 2009 Russell
     2000 Index Swap,
     Terminating 10/30/09
     (Notional Market Value
     $5,016,188)**(c)........     8,913             (2)
                                           -----------
  (TOTAL NOTIONAL MARKET
     VALUE $13,724,193)......                      $(3)
------------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Russell 2000 Index +/- Financing at a variable rate.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 61



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------



 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (c) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (d) Values determined based on Level 3 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.



See Notes to Financial Statements.

 62


RYDEXSGI INVERSE 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                      FACE        MARKET
                                    AMOUNT         VALUE
--------------------------------------------------------
REPURCHASE AGREEMENTS  71.2%
  State Street Bank & Trust
     Co., 0.010%, dated
     10/30/09, to be
     repurchased at
     $13,179,011 on 11/02/09
     collateralized by
     $12,990,000 FHLB at
     4.500% due 9/13/19 with
     a value of
     $13,444,650............   $13,179,000   $13,179,000
                                             -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $13,179,000)                          13,179,000
                                             -----------
TOTAL INVESTMENTS 71.2%(A)
  (Cost $13,179,000)                          13,179,000
                                             -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--28.8%                           5,330,694
                                             -----------
NET ASSETS--100.0%                           $18,509,694
--------------------------------------------------------


                                              UNREALIZED
                                 CONTRACTS          GAIN
--------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
  December 2009 Russell 2000
     Index Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $11,839,210)(a)........           211      $692,936
--------------------------------------------------------


                                              UNREALIZED
                                     UNITS     GAIN/LOSS
--------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     October 2009 Russell
     2000 Index Swap
     Terminating 10/30/09
     (Notional Market Value
     $20,599,965)*(b).......        36,605           $(2)
  Goldman Sachs
     International October
     2009 Russell 2000 Index
     Swap Terminating
     10/30/09 (Notional
     Market Value
     $4,636,910)*(b)........         8,239             2
                                             -----------
  (TOTAL NOTIONAL MARKET
     VALUE $25,236,875).....                          $0
--------------------------------------------------------




   * Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

FHLB--Federal Home Loan Bank.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 63



RYDEXSGI 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS  83.8%
  ENERGY EQUIPMENT & SERVICES 17.0%
  Baker Hughes, Inc. ..........   3,170      $133,362
  BJ Services Co. .............   4,360        83,712
  Cameron International
     Corp.*....................   2,720       100,558
  Diamond Offshore Drilling,
     Inc. .....................     880        83,820
  ENSCO International, Inc. ...   1,920        87,917
  FMC Technologies, Inc.*......   1,700        89,420
  Halliburton Co. .............   8,340       243,611
  Nabors Industries, Ltd.*.....   4,040        84,153
  National-Oilwell Varco,
     Inc.*.....................   4,100       168,059
  Rowan Cos., Inc. ............   2,380        55,335
  Schlumberger, Ltd. ..........   9,650       600,230
  Smith International, Inc. ...   2,820        78,199
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           1,808,376
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 66.8%
  Anadarko Petroleum Corp. ....   4,410       268,701
  Apache Corp. ................   2,990       281,419
  Cabot Oil & Gas Corp. .......   1,740        66,938
  Chesapeake Energy Corp. .....   6,590       161,455
  Chevron Corp. ...............  15,810     1,210,097
  ConocoPhillips...............   8,460       424,523
  CONSOL Energy, Inc. .........   2,230        95,466
  Denbury Resources, Inc.*.....   3,880        56,648
  Devon Energy Corp. ..........   3,960       256,252
  El Paso Corp. ...............   8,550        83,875
  EOG Resources, Inc. .........   2,370       193,534
  Exxon Mobil Corp. ...........  25,040     1,794,617
  Hess Corp. ..................   2,790       152,725
  Marathon Oil Corp. ..........   6,420       205,247
  Massey Energy Co. ...........   2,130        61,962
  Murphy Oil Corp. ............   2,000       122,280
  Noble Energy, Inc. ..........   1,820       119,447
  Occidental Petroleum Corp. ..   5,460       414,305
  Peabody Energy Corp. ........   3,010       119,166
  Pioneer Natural Resources
     Co. ......................   2,010        82,631
  Range Resources Corp. .......   1,910        95,595
  Southwestern Energy Co.*.....   3,400       148,172
  Spectra Energy Corp. ........   6,690       127,913
  Sunoco, Inc. ................   2,150        66,220
  Tesoro Corp. ................   3,390        47,935
  Valero Energy Corp. .........   6,070       109,867
  Williams Cos., Inc. .........   6,350       119,697
  XTO Energy, Inc. ............   5,230       217,358
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           7,104,045
                                          -----------
TOTAL COMMON STOCKS
  (Cost $7,279,230)                         8,912,421
                                          -----------
TOTAL INVESTMENTS 83.8% (A)
  (Cost $7,279,230)                         8,912,421
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--16.2%                        1,727,831
                                          -----------
NET ASSETS--100.0%                        $10,640,252
-----------------------------------------------------


                                           UNREALIZED
                                  UNITS          LOSS
-----------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     October 2009 S&P Select
     Sector Energy Index Swap,
     Terminating 10/30/09
     (Notional Market Value
     $12,422,902)**(b).........  22,392           $(1)
-----------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Energy Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.


See Notes to Financial Statements.

 64


RYDEXSGI INVERSE 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS  80.9%
  State Street Bank & Trust
     Co., 0.010%, dated
     10/30/09, to be
     repurchased at
     $1,178,001 on 11/02/09
     collateralized by
     $1,170,000 FHLMC at
     5.625% due 11/23/35 with
     a value of $1,206,153...  $1,178,000   $1,178,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,178,000)                          1,178,000
                                            ----------
TOTAL INVESTMENTS 80.9%(A)
  (Cost $1,178,000)                          1,178,000
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--19.1%                           278,758
                                            ----------
NET ASSETS--100.0%                          $1,456,758
------------------------------------------------------

                                            UNREALIZED
                                    UNITS         LOSS
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     October 2009 S&P Select
     Sector Energy Index
     Swap, Terminating
     10/30/09 (Notional
     Market Value
     $2,933,771)*(b).........       5,270          $(1)
------------------------------------------------------




   * Price return based on S&P Select Sector Energy Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

FHLMC--Federal Home Loan Mortgage Corporation.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 65



RYDEXSGI 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 86.1%
  CAPITAL MARKETS 17.3%
  Ameriprise Financial,
     Inc. ....................    2,850       $98,809
  Bank of New York Mellon
     Corp. ...................   13,431       358,070
  Charles Schwab Corp.(The)...   10,631       184,342
  E*TRADE Financial Corp.*....   16,081        23,478
  Federated Investors,
     Inc. -- Class B..........      990        25,988
  Franklin Resources, Inc. ...    1,670       174,732
  Goldman Sachs Group,
     Inc.(The)................    5,710       971,671
  Invesco Ltd. ...............    4,650        98,347
  Janus Capital Group, Inc. ..    2,030        26,634
  Legg Mason, Inc. ...........    1,810        52,689
  Morgan Stanley..............   15,181       487,614
  Northern Trust Corp. .......    2,700       135,675
  State Street Corp. .........    5,520       231,730
  T. Rowe Price Group, Inc. ..    2,860       139,368
                                          -----------
TOTAL CAPITAL MARKETS                       3,009,147
                                          -----------
  COMMERCIAL BANKS 16.6%
  BB&T Corp. .................    7,611       181,979
  Comerica, Inc. .............    1,690        46,897
  Fifth Third Bancorp.........    8,881        79,396
  First Horizon National
     Corp.*...................    2,440        28,865
  Huntington Bancshares,
     Inc. ....................    7,981        30,408
  KeyCorp.....................    9,811        52,881
  M&T Bank Corp. .............      920        57,822
  Marshall & Ilsley Corp. ....    5,630        29,952
  PNC Financial Services
     Group, Inc. .............    5,150       252,041
  Regions Financial Corp. ....   13,271        64,232
  SunTrust Banks, Inc. .......    5,570       106,443
  U.S. Bancorp................   21,352       495,793
  Wells Fargo & Co. ..........   52,174     1,435,828
  Zions Bancorp...............    1,410        19,966
                                          -----------
TOTAL COMMERCIAL BANKS                      2,882,503
                                          -----------
  CONSUMER FINANCE 4.5%
  American Express Co. .......   13,281       462,710
  Capital One Financial
     Corp. ...................    5,080       185,928
  Discover Financial
     Services.................    5,981        84,571
  SLM Corp.*..................    5,220        50,634
                                          -----------
TOTAL CONSUMER FINANCE                        783,843
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 25.1%
  Bank of America Corp. ......   96,618     1,408,690
  Citigroup, Inc. ............  145,652       595,717
  CME Group, Inc. ............      740       223,931
  IntercontinentalExchange,
     Inc.*....................      820        82,156
  JPMorgan Chase & Co. .......   43,924     1,834,706
  Leucadia National Corp.*....    2,120        47,636
  Moody's Corp. ..............    2,190        51,859
  Nasdaq OMX Group (The)*.....    1,580        28,535
  NYSE Euronext...............    2,900        74,965
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        4,348,195
                                          -----------
  INSURANCE 15.0%
  AFLAC, Inc. ................    5,220       216,578
  Allstate Corp. .............    5,991       177,154
  American International
     Group, Inc.*.............    1,500        50,430
  Aon Corp. ..................    3,070       118,226
  Assurant, Inc. .............    1,320        39,508
  Chubb Corp. ................    3,910       189,713
  Cincinnati Financial
     Corp. ...................    1,820        46,155
  Genworth Financial,
     Inc. -- Class A*.........    5,370        57,029
  Hartford Financial Services
     Group, Inc. .............    4,290       105,191
  Lincoln National Corp. .....    3,370        80,307
  Loews Corp. ................    4,060       134,386
  Marsh & McLennan Cos.,
     Inc. ....................    5,850       137,241
  MBIA, Inc.*.................    1,770         7,186
  MetLife, Inc. ..............    9,141       311,068
  Principal Financial Group,
     Inc. ....................    3,560        89,143
  Progressive Corp.*..........    7,581       121,296
  Prudential Financial,
     Inc. ....................    5,170       233,839
  Torchmark Corp. ............      920        37,352
  Travelers Cos., Inc.(The)...    6,341       315,718
  Unum Group..................    3,700        73,815
  XL Capital, Ltd. -- Class
     A........................    3,820        62,686
                                          -----------
TOTAL INSURANCE                             2,604,021
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 6.6%
  Apartment Investment &
     Management Co. -- Class
     A........................    1,310        16,179
  AvalonBay Communities,
     Inc. ....................      890        61,214
  Boston Properties, Inc. ....    1,550        94,193
  Equity Residential..........    3,060        88,373
  HCP, Inc. ..................    3,270        96,759
  Health Care REIT, Inc. .....    1,340        59,456
  Host Hotels & Resorts,
     Inc. ....................    6,741        68,152
  Kimco Realty Corp. .........    4,200        53,088
  Plum Creek Timber Co.,
     Inc. ....................    1,820        56,948
  ProLogis....................    4,940        55,970
  Public Storage, Inc. .......    1,510       111,136
  Simon Property Group,
     Inc. ....................    3,160       214,532
  Ventas, Inc. ...............    1,750        70,228
  Vornado Realty Trust........    1,740       103,634
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   1,149,862
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group,
     Inc. -- Class A*.........    2,680        27,738
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  27,738
                                          -----------
  THRIFTS & MORTGAGE FINANCE 0.8%
  Hudson City Bancorp, Inc. ..    5,270        69,248
  People's United Financial,
     Inc. ....................    3,890        62,357
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              131,605
                                          -----------
TOTAL COMMON STOCKS
  (Cost $8,686,595)                        14,936,914
                                          -----------
TOTAL INVESTMENTS 86.1%(A)
  (Cost $8,686,595)                        14,936,914
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--13.9%                        2,406,195
                                          -----------
NET ASSETS--100.0%                        $17,343,109
-----------------------------------------------------


                                           UNREALIZED
                                  UNITS     GAIN/LOSS
-----------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     October 2009 S&P Select
     Sector Financial Index
     Swap, Terminating
     10/30/09 (Notional Market
     Value $19,786,721)**(b)..  141,213            $0
-----------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Financial Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

REIT--Real Estate Investment Trust


See Notes to Financial Statements.

 66


RYDEXSGI INVERSE 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS 63.9%
  State Street Bank & Trust
     Co., 0.010%, dated
     10/30/09, to be
     repurchased at
     $5,062,004 on 11/02/09
     collateralized by
     $5,010,000 FHLMC at
     5.265% due 11/23/35 with
     a value of $5,164,809...  $5,062,000   $5,062,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,062,000)                          5,062,000
                                            ----------
TOTAL INVESTMENTS 63.9% (A)
  (Cost $5,062,000)                          5,062,000
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--36.1%                         2,862,567
                                            ----------
NET ASSETS--100.0%                          $7,924,567
------------------------------------------------------

                                            UNREALIZED
                                    UNITS         GAIN
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     October 2009 S&P Select
     Sector Financial Index
     Swap, Terminating
     10/30/09 (Notional
     Market Value
     $15,754,734)*(b)........     112,437           $1
------------------------------------------------------




   * Price return based on S&P Select Sector Financial Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

FHLMC--Federal Home Loan Mortgage Corporation.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 67



RYDEXSGI 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                              MARKET
                                 SHARES        VALUE
----------------------------------------------------
COMMON STOCKS 86.1%
  BIOTECHNOLOGY 11.0%
  Amgen, Inc.*.................   2,070     $111,221
  Biogen Idec, Inc.*...........     600       25,278
  Celgene Corp.*...............     930       47,477
  Cephalon, Inc.*..............     150        8,187
  Genzyme Corp.*...............     560       28,336
  Gilead Sciences, Inc.*.......   1,840       78,292
                                          ----------
TOTAL BIOTECHNOLOGY                          298,791
                                          ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 13.2%
  Baxter International, Inc. ..   1,240       67,034
  Becton, Dickinson & Co. .....     500       34,180
  Boston Scientific Corp.*.....   3,100       25,172
  C.R. Bard, Inc. .............     210       15,765
  CareFusion Corp.*............     370        8,277
  Dentsply International,
     Inc. .....................     300        9,888
  Hospira, Inc.*...............     330       14,731
  Intuitive Surgical, Inc.*....      80       19,708
  Medtronic, Inc. .............   2,260       80,682
  St Jude Medical, Inc.*.......     730       24,878
  Stryker Corp. ...............     580       26,680
  Varian Medical Systems,
     Inc.*.....................     260       10,655
  Zimmer Holdings, Inc.*.......     440       23,131
                                          ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       360,781
                                          ----------
  HEALTH CARE PROVIDERS & SERVICES 14.4%
  Aetna, Inc. .................     910       23,687
  AmerisourceBergen Corp. .....     630       13,954
  Cardinal Health, Inc. .......     740       20,971
  CIGNA Corp. .................     570       15,869
  Coventry Health Care, Inc.*..     300        5,949
  DaVita, Inc.*................     210       11,136
  Express Scripts, Inc.*.......     590       47,153
  Humana, Inc.*................     370       13,905
  Laboratory Corp. of America
     Holdings*.................     220       15,156
  McKesson Corp. ..............     560       32,889
  Medco Health Solutions,
     Inc.*.....................     990       55,559
  Patterson Cos., Inc.*........     190        4,851
  Quest Diagnostics, Inc. .....     330       18,457
  Tenet Healthcare Corp.*......     910        4,659
  UnitedHealth Group, Inc. ....   2,380       61,761
  WellPoint, Inc.*.............     990       46,292
                                          ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES       392,248
                                          ----------
  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ............     390        6,392
                                          ----------
TOTAL HEALTH CARE TECHNOLOGY                   6,392
                                          ----------
  LIFE SCIENCES TOOLS & SERVICES 2.9%
  Life Technologies Corp.*.....     360       16,981
  Millipore Corp.*.............     130        8,711
  PerkinElmer, Inc. ...........     240        4,467
  Thermo Fisher Scientific,
     Inc.*.....................     830       37,350
  Waters Corp.*................     190       10,912
                                          ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          78,421
                                          ----------
  PHARMACEUTICALS 44.4%
  Abbott Laboratories..........   2,670      135,022
  Allergan, Inc. ..............     640       36,000
  Bristol-Myers Squibb Co. ....   4,050       88,290
  Eli Lilly & Co. .............   2,060       70,061
  Forest Laboratories, Inc.*...     620       17,155
  Johnson & Johnson, Inc. .....   5,610      331,270
  King Pharmaceuticals, Inc.*..     540        5,470
  Merck & Co., Inc. ...........   4,290      132,690
  Mylan, Inc.*.................     620       10,069
  Pfizer, Inc. ................  16,410      279,462
  Schering-Plough Corp. .......   3,360       94,752
  Watson Pharmaceuticals,
     Inc.*.....................     230        7,917
                                          ----------
TOTAL PHARMACEUTICALS                      1,208,158
                                          ----------
TOTAL COMMON STOCKS
  (Cost $2,169,014)                        2,344,791
                                          ----------
TOTAL INVESTMENTS 86.1%(A)
  (Cost $2,169,014)                        2,344,791
                                          ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--13.9%                         378,086
                                          ----------
NET ASSETS--100.0%                        $2,722,877
----------------------------------------------------


                                          UNREALIZED
                                  UNITS         LOSS
----------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     October 2009 S&P Select
     Sector Health Care Index
     Swap, Terminating 10/30/09
     (Notional Market Value
     $3,116,518)**(b)..........  11,051          $(1)
----------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Health Care Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.


See Notes to Financial Statements.

 68


RYDEXSGI INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS 71.8%
  State Street Bank & Trust
     Co., 0.010%, dated
     10/30/09, to be
     repurchased at
     $1,498,001 on 11/02/09
     collateralized by
     $1,545,000 FHLB at
     5.100% due 02/26/29 with
     a value of $1,529,550...  $1,498,000   $1,498,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,498,000)                          1,498,000
                                            ----------
TOTAL INVESTMENTS 71.8%(A)
  (Cost $1,498,000)                          1,498,000
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--28.2%                           587,050
                                            ----------
NET ASSETS--100.0%...........               $2,085,050
------------------------------------------------------

                                            UNREALIZED
                                    UNITS    GAIN/LOSS
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     October 2009 S&P Select
     Sector Health Care Index
     Swap, Terminating
     10/30/09 (Notional
     Market Value
     $4,128,463)*(b).........      14,639           $0
------------------------------------------------------




   * Price return based on S&P Select Sector Health Care Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

FHLB--Federal Home Loan Bank.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 69



RYDEXSGI 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 84.7%
  COMMUNICATIONS EQUIPMENT 10.4%
  Ciena Corp.*.................      410       $4,809
  Cisco Systems, Inc.*.........   15,810      361,258
  Harris Corp. ................      400       16,688
  JDS Uniphase Corp.*..........      768        4,293
  Juniper Networks, Inc.*......    1,490       38,010
  Motorola, Inc. ..............    6,447       55,251
  QUALCOMM, Inc. ..............    4,582      189,741
  Tellabs, Inc.*...............    1,267        7,627
                                           ----------
TOTAL COMMUNICATIONS EQUIPMENT                677,677
                                           ----------
  COMPUTERS & PERIPHERALS 21.8%
  Apple, Inc.*.................    2,455      462,768
  Dell, Inc.*..................    4,805       69,624
  EMC Corp.*...................    5,622       92,594
  Hewlett-Packard Co. .........    5,399      256,237
  International Business
     Machines Corp. ...........    3,593      433,352
  Lexmark International,
     Inc. -- Class A*..........      290        7,395
  NetApp, Inc.*................      990       26,780
  QLogic Corp.*................      430        7,542
  SanDisk Corp.*...............      710       14,541
  Sun Microsystems, Inc.*......    2,208       18,061
  Teradata Corp.*..............      540       15,055
  Western Digital Corp.*.......      646       21,757
                                           ----------
TOTAL COMPUTERS & PERIPHERALS               1,425,706
                                           ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 10.8%
  AT&T, Inc. ..................   16,178      415,289
  CenturyTel, Inc. ............      849       27,559
  Frontier Communications
     Corp. ....................    1,030        7,385
  Qwest Communications
     International, Inc. ......    4,412       15,839
  Verizon Communications,
     Inc. .....................    7,821      231,423
  Windstream Corp. ............    1,340       12,918
                                           ----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    710,413
                                           ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
  Agilent Technologies, Inc.*..    1,010       24,988
  Amphenol Corp. -- Class A....      510       20,461
  Corning, Inc. ...............    4,343       63,451
  FLIR Systems, Inc.*..........      456       12,681
  Jabil Circuit, Inc. .........      609        8,149
  Molex, Inc. .................      460        8,588
                                           ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS      138,318
                                           ----------
  INTERNET SOFTWARE & SERVICES 7.7%
  Akamai Technologies, Inc.*...      539       11,858
  eBay, Inc.*..................    3,138       69,883
  Google, Inc. -- Class A*.....      659      353,303
  VeriSign, Inc.*..............      590       13,458
  Yahoo!, Inc.*................    3,345       53,186
                                           ----------
TOTAL INTERNET SOFTWARE & SERVICES            501,688
                                           ----------
  IT SERVICES 4.6%
  Affiliated Computer Services,
     Inc. -- Class A*..........      290       15,106
  Automatic Data Processing,
     Inc. .....................    1,407       55,999
  Cognizant Technology
     Solutions Corp. -- Class
     A*........................      850       32,853
  Computer Sciences Corp.*.....      440       22,312
  Convergys Corp.*.............      490        5,317
  Fidelity National Information
     Services, Inc. ...........      938       20,411
  Fiserv, Inc.*................      450       20,642
  Mastercard, Inc. -- Class A..      270       59,135
  Paychex, Inc. ...............      928       26,364
  Total System Services,
     Inc. .....................      630       10,061
  Western Union Co. ...........    1,990       36,158
                                           ----------
TOTAL IT SERVICES                             304,358
                                           ----------
  OFFICE ELECTRONICS 0.3%
  Xerox Corp. .................    2,545       19,138
                                           ----------
TOTAL OFFICE ELECTRONICS                       19,138
                                           ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9.2%
  Advanced Micro Devices,
     Inc.*.....................    1,747        8,036
  Altera Corp. ................      869       17,198
  Analog Devices, Inc. ........      850       21,786
  Applied Materials, Inc. .....    3,755       45,811
  Broadcom Corp. -- Class A*...    1,229       32,704
  Intel Corp. .................   13,086      250,073
  KLA-Tencor Corp. ............      520       16,905
  Linear Technology Corp. .....      659       17,055
  LSI Corp.*...................    2,016       10,322
  MEMC Electronic Materials,
     Inc.*.....................      688        8,545
  Microchip Technology, Inc. ..      550       13,178
  Micron Technology, Inc.*.....    2,475       16,805
  National Semiconductor
     Corp. ....................      780       10,093
  Novellus Systems, Inc.*......      340        6,997
  NVIDIA Corp.*................    1,600       19,136
  Teradyne, Inc.*..............      609        5,097
  Texas Instruments, Inc. .....    3,515       82,427
  Xilinx, Inc. ................      810       17,618
                                           ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   599,786
                                           ----------
  SOFTWARE 16.7%
  Adobe Systems, Inc.*.........    1,479       48,718
  Autodesk, Inc.*..............      700       17,451
  BMC Software, Inc.*..........      539       20,029
  CA, Inc. ....................    1,150       24,058
  Citrix Systems, Inc.*........      550       20,218
  Compuware Corp.*.............      820        5,789
  Electronic Arts, Inc.*.......      949       17,310
  Intuit, Inc.*................      929       27,006
  McAfee, Inc.*................      460       19,265
  Microsoft Corp. .............   21,250      589,262
  Novell, Inc.*................    1,240        5,072
  Oracle Corp. ................   10,771      227,268
  Red Hat, Inc.*...............      555       14,325
  Salesforce.com, Inc.*........      330       18,728
  Symantec Corp.*..............    2,316       40,715
                                           ----------
TOTAL SOFTWARE                              1,095,214
                                           ----------
  WIRELESS TELECOMMUNICATION SERVICES 1.1%
  American Tower Corp. -- Class
     A*........................    1,118       41,165
  MetroPCS Communications,
     Inc.*.....................      848        5,283
  Sprint Nextel Corp.*.........    8,207       24,292
                                           ----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                     70,740
                                           ----------
TOTAL COMMON STOCKS
  (Cost $4,688,959)                         5,543,038
                                           ----------
TOTAL INVESTMENTS 84.7%(A)
  (Cost $4,688,959)                         5,543,038
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--15.3%                        1,004,513
                                           ----------
NET ASSETS--100.0%                         $6,547,551
-----------------------------------------------------




See Notes to Financial Statements.

 70


RYDEXSGI 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2009
--------------------------------------------------------------------------------

                                           UNREALIZED
                                   UNITS    GAIN/LOSS
-----------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     October 2009 S&P Select
     Sector Technology Index
     Swap, Terminating 10/30/09
     (Notional Market Value
     $7,581,408)**(b)..........  $36,687           $0
-----------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.



See Notes to Financial Statements.

                                                                ANNUAL REPORT 71



RYDEXSGI INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2009
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS 74.2%
  State Street Bank & Trust
     Co., 0.010%, dated
     10/30/09, to be
     repurchased at
     $1,666,001 on 11/02/09
     collateralized by
     $1,650,000 FHLMC at
     5.625% due 11/23/35 with
     a value of $1,700,985...  $1,666,000   $1,666,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,666,000)                          1,666,000
                                            ----------
TOTAL INVESTMENTS 74.2%(A)
  (Cost $1,666,000)                          1,666,000
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--25.8%                           580,546
                                            ----------
NET ASSETS--100.0%                          $2,246,546
------------------------------------------------------

                                            UNREALIZED
                                    UNITS    GAIN/LOSS
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     October 2009 S&P Select
     Sector Technology Index
     Swap, Terminating
     10/30/09 (Notional
     Market Value
     $4,455,665)*(b).........      21,561           $0
------------------------------------------------------




   * Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

 (b) Values determined based on Level 2 inputs established by FASB ASC 820, Fair Value Measurements and Disclosures.

FHLMC--Federal Home Loan Mortgage Corporation.


See Notes to Financial Statements.

 72



STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 2009
--------------------------------------------------------------------------------


                                                                                             RYDEXSGI
                                                                RYDEXSGI   RYDEXSGI 2X     INVERSE 2X
                                              RYDEXSGI 2X     INVERSE 2X    S&P MIDCAP     S&P MIDCAP
                                              S&P 500 ETF    S&P 500 ETF       400 ETF        400 ETF
                                             ------------   ------------   -----------   ------------
ASSETS
Investments at Market Value*...............  $ 99,066,028   $         --   $12,108,063   $         --
Repurchase Agreements......................     3,350,000     74,461,000            --      4,035,000
                                             ------------   ------------   -----------   ------------
Total Investments..........................   102,416,028     74,461,000    12,108,063      4,035,000
                                             ------------   ------------   -----------   ------------
Cash.......................................           127            153            --            103
Segregated Cash for Swaps..................    14,164,100     16,185,000     1,343,800      1,120,650
Margin Deposit for Future Contracts........     2,299,500      6,817,500       564,000        222,000
Unrealized Appreciation on Swap
  Agreements...............................            --              5            --             --
Receivables:
  Investments Sold.........................            --             --       598,026             --
  Fund Shares Sold.........................            --      3,305,892            --             --
  Dividends................................       124,217             --         6,464             --
  Interest.................................            --             41            --              2
  Variation Margin on Futures Contracts....            --      2,261,138            --         66,435
  Equity Index Swap Settlement.............            --        499,773            --        199,779
                                             ------------   ------------   -----------   ------------
     TOTAL ASSETS..........................   119,003,972    103,530,502    14,620,353      5,643,969
                                             ------------   ------------   -----------   ------------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements...............................             3             --             6             --
Payables:
  Equity Index Swap Settlement.............     1,040,707             --       360,888             --
  Variation Margin on Futures Contracts....       762,668             --       167,987             --
  Due to Custodian.........................            --             --        58,792             --
  Accrued Management Fees..................        74,307         56,527         9,298          3,057
                                             ------------   ------------   -----------   ------------
     TOTAL LIABILITIES.....................     1,877,685         56,527       596,971          3,057
                                             ------------   ------------   -----------   ------------
NET ASSETS.................................  $117,126,287   $103,473,975   $14,023,382   $  5,640,912
                                             ============   ============   ===========   ============
NET ASSETS CONSIST OF:
Paid-in Capital............................  $142,868,393   $161,092,356   $16,581,086   $ 16,158,872
Undistributed Net Investment Income........        47,400             --            --             --
Accumulated Net Realized Loss on Investment
  Securities, Futures and Swaps............   (36,149,324)   (57,675,902)   (5,185,100)   (10,590,494)
Net Unrealized Appreciation on Investment
  Securities, Futures and Swaps............    10,359,818         57,521     2,627,396         72,534
                                             ------------   ------------   -----------   ------------
NET ASSETS.................................  $117,126,287   $103,473,975   $14,023,382   $  5,640,912
                                             ============   ============   ===========   ============
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value................     4,150,000      1,550,000       450,000        150,000
                                             ============   ============   ===========   ============
Net Asset Value, Offering Price and
  Repurchase Price Per Share...............  $      28.22   $      66.76   $     31.16   $      37.61
                                             ============   ============   ===========   ============
*Total Cost of Investments.................  $ 91,819,713   $ 74,461,000   $ 9,191,338   $  4,035,000
                                             ============   ============   ===========   ============





See Notes to Financial Statements.

                                                                ANNUAL REPORT 73




STATEMENTS OF ASSETS AND LIABILITIES (continued)                October 31, 2009
--------------------------------------------------------------------------------

                                                                                                   RYDEXSGI
                                                                RYDEXSGI   RYDEXSGI 2X S&P   INVERSE 2X S&P
                                          RYDEXSGI 2X         INVERSE 2X     SELECT SECTOR    SELECT SECTOR
                                     RUSSELL 2000 ETF   RUSSELL 2000 ETF        ENERGY ETF       ENERGY ETF
                                     ----------------   ----------------   ---------------   --------------
ASSETS
Investments at Market Value*.......     $18,376,958       $         --       $ 8,912,421       $        --
Repurchase Agreements..............              --         13,179,000                --         1,178,000
                                        -----------       ------------       -----------       -----------
Total Investments..................      18,376,958         13,179,000         8.912,421         1,178,000
                                        -----------       ------------       -----------       -----------
Cash...............................              --                828                --                54
Segregated Cash for Swaps..........       2,725,900          2,913,500         1,541,300           423,800
Margin Deposit for Future
  Contracts........................         808,000            844,000                --                --
Unrealized Appreciation on Swap
  Agreements.......................                                  2
Receivables:
  Investments Sold.................       1,500,441                 --           496,643                --
  Dividends........................          10,426                 --             7,173                --
  Interest.........................              --                  7                --                --
  Variation Margin on Futures
     Contracts.....................              --            324,940                --                --
  Equity Index Swap Settlement.....              --          1,257,150           353,550                --
                                        -----------       ------------       -----------       -----------
     TOTAL ASSETS..................      23,421,725         18,519,427        11,311,087         1,601,854
                                        -----------       ------------       -----------       -----------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements.......................               3                  2                 1                 1
Payables:
  Investments Purchased............           1,333                 --                --                --
  Equity Index Swap Settlement.....       1,073,366                 --                --           144,254
  Variation Margin on Futures
     Contracts.....................         311,080                 --                --                --
  Due to Custodian.................         262,255                 --           664,143                --
  Accrued Management Fees..........          14,916              9,731             6,691               841
                                        -----------       ------------       -----------       -----------
     TOTAL LIABILITIES.............       1,662,953              9,733           670,835           145,096
                                        -----------       ------------       -----------       -----------
NET ASSETS.........................     $21,758,772       $ 18,509,694       $10,640,252       $ 1,456,758
                                        ===========       ============       ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital....................     $26,458,430       $ 33,504,625       $13,673,849       $ 6,313,271
Undistributed Net Investment
  Income...........................              --                 --                57                --
Accumulated Net Realized Loss on
  Investment Securities, Futures
  and Swaps........................      (7,961,010)       (15,687,867)       (4,666,844)       (4,856,512)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities, Futures and Swaps....       3,261,352            692,936         1,633,190                (1)
                                        -----------       ------------       -----------       -----------
NET ASSETS.........................     $21,758,772       $ 18,509,694       $10,640,252       $ 1,456,758
                                        ===========       ============       ===========       ===========
Shares Outstanding (Unlimited
  Shares Authorized), No Par
  Value............................         800,000            400,000           550,016           250,000
                                        ===========       ============       ===========       ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.......     $     27.20       $      46.27       $     19.35       $      5.83
                                        ===========       ============       ===========       ===========
*Total Cost of Investments.........     $14,376,820       $ 13,179,000       $ 7,279,230       $ 1,178,000
                                        ===========       ============       ===========       ===========





See Notes to Financial Statements.

 74



STATEMENTS OF ASSETS AND LIABILITIES (continued)                October 31, 2009
--------------------------------------------------------------------------------

                                                            RYDEXSGI                            RYDEXSGI
                                    RYDEXSGI 2X S&P   INVERSE 2X S&P   RYDEXSGI 2X S&P    INVERSE 2X S&P
                                      SELECT SECTOR    SELECT SECTOR     SELECT SECTOR     SELECT SECTOR
                                      FINANCIAL ETF    FINANCIAL ETF   HEALTH CARE ETF   HEALTH CARE ETF
                                    ---------------   --------------   ---------------   ---------------
ASSETS
Investments at Market Value*......    $ 14,936,914     $         --      $ 2,344,791       $        --
Repurchase Agreements.............              --        5,062,000               --         1,498,000
                                      ------------     ------------      -----------       -----------
Total Investments.................      14,936,914        5,062,000        2,344,791         1,498,000
                                      ------------     ------------      -----------       -----------
Cash..............................              --              559               --               601
Segregated Cash for Swaps.........       2,917,700        2,219,550          436,200           542,200
Unrealized Appreciation on Swap
  Agreements......................              --                1               --                --
Receivables:
  Investments Sold................         992,668               --               --                --
  Fund Shares Sold................              --          316,250               --                --
  Dividends.......................          13,148               --            2,610                --
  Interest........................              --                3               --                 1
  Equity Index Swap Settlement....              --          330,043               --            45,434
                                      ------------     ------------      -----------       -----------
     TOTAL ASSETS.................      18,860,430        7,928,406        2,783,601         2,086,236
                                      ------------     ------------      -----------       -----------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements......................              --               --                1                --
Payables:
  Equity Index Swap Settlement....         823,756               --           51,144                --
  Due to Custodian................         680,838               --            7,876                --
  Accrued Management Fees.........          12,727            3,839            1,703             1,186
                                      ------------     ------------      -----------       -----------
     TOTAL LIABILITIES............       1,517,321            3,839           60,724             1,186
                                      ------------     ------------      -----------       -----------
NET ASSETS........................    $ 17,343,109     $  7,924,567      $ 2,722,877       $ 2,085,050
                                      ============     ============      ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital...................    $ 29,496,101     $ 17,971,766      $ 5,239,117       $ 4,811,743
Undistributed Net Investment
  Income..........................           3,031               --            1,304                --
Accumulated Net Realized Loss on
  Investment Securities, Futures
  and Swaps.......................     (18,406,342)     (10,047,200)      (2,693,320)       (2,726,693)
Net Unrealized Appreciation on
  Investment Securities, Futures
  and Swaps.......................       6,250,319                1          175,776                --
                                      ------------     ------------      -----------       -----------
NET ASSETS........................    $ 17,343,109     $  7,924,567      $ 2,722,877       $ 2,085,050
                                      ============     ============      ===========       ===========
Shares Outstanding (Unlimited
  Shares Authorized), No Par
  Value...........................       1,450,246        1,250,100           50,009            50,000
                                      ============     ============      ===========       ===========
Net Asset Value, Offering Price
  and Repurchase Price Per Share..    $      11.96     $       6.34      $     54.45       $     41.70
                                      ============     ============      ===========       ===========
*Total Cost of Investments........    $  8,686,595     $  5,062,000      $ 2,169,014       $ 1,498,000
                                      ============     ============      ===========       ===========





See Notes to Financial Statements.

                                                                ANNUAL REPORT 75




STATEMENTS OF ASSETS AND LIABILITIES (concluded)                October 31, 2009
--------------------------------------------------------------------------------

                                                                                    RYDEXSGI
                                                                RYDEXSGI 2X   INVERSE 2X S&P
                                                          S&P SELECT SECTOR    SELECT SECTOR
                                                             TECHNOLOGY ETF   TECHNOLOGY ETF
                                                          -----------------   --------------
ASSETS
Investments at Market Value*............................     $ 5,543,038        $        --
Repurchase Agreements...................................              --          1,666,000
                                                             -----------        -----------
Total Investments.......................................       5,543,038          1,666,000
                                                             -----------        -----------
Cash....................................................              --                492
Segregated Cash for Swaps...............................       1,058,100            613,100
Receivables:
  Dividends.............................................          11,388                 --
  Interest..............................................              --                  1
  Equity Index Swap Settlement..........................           3,473                 --
                                                             -----------        -----------
     TOTAL ASSETS.......................................       6,615,999          2,279,593
                                                             -----------        -----------
LIABILITIES
Payables:
  Equity Index Swap Settlement..........................              --             31,747
  Due to Custodian......................................          64,419                 --
  Accrued Management Fees...............................           4,029              1,300
                                                             -----------        -----------
     TOTAL LIABILITIES..................................          68,448             33,047
                                                             -----------        -----------
NET ASSETS..............................................     $ 6,547,551        $ 2,246,546
                                                             ===========        ===========
NET ASSETS CONSIST OF:
Paid-in Capital.........................................     $ 9,036,077        $ 6,086,350
Undistributed Net Investment Income.....................           6,259                 --
Accumulated Net Realized Loss on Investment Securities,
  Futures and Swaps.....................................      (3,348,864)        (3,839,804)
Net Unrealized Appreciation on Investment Securities,
  Futures and Swaps.....................................         854,079                 --
                                                             -----------        -----------
NET ASSETS..............................................     $ 6,547,551        $ 2,246,546
                                                             ===========        ===========
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value.................................................         150,005            100,000
                                                             ===========        ===========
Net Asset Value, Offering Price and Repurchase Price Per
  Share.................................................     $     43.65        $     22.47
                                                             ===========        ===========
*Total Cost of Investments..............................     $ 4,688,959        $ 1,666,000
                                                             ===========        ===========






See Notes to Financial Statements.

 76



STATEMENTS OF OPERATIONS                     For the Year Ended October 31, 2009
--------------------------------------------------------------------------------


                                                                                           RYDEXSGI
                                                              RYDEXSGI   RYDEXSGI 2X     INVERSE 2X
                                            RYDEXSGI 2X     INVERSE 2X    S&P MIDCAP     S&P MIDCAP
                                            S&P 500 ETF    S&P 500 ETF       400 ETF        400 ETF
                                           ------------   ------------   -----------   ------------
INVESTMENT INCOME
  Dividends..............................  $  2,720,962   $         --   $   134,615   $         --
  Interest...............................         7,216         68,303           235          5,002
                                           ------------   ------------   -----------   ------------
     Total Income........................     2,728,178         68,303       134,850          5,002
                                           ------------   ------------   -----------   ------------
EXPENSES
  Management Fee.........................       890,598        694,657        66,354         48,602
  Trustee Fees...........................        10,401          8,064           630            743
                                           ------------   ------------   -----------   ------------
     Total Expenses......................       900,999        702,721        66,984         49,345
                                           ------------   ------------   -----------   ------------
Net Investment Income (Loss).............     1,827,179       (634,418)       67,866        (44,343)
                                           ------------   ------------   -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments............................   (30,075,496)        (1,563)   (1,945,782)           (91)
  In-kind Redemptions....................    14,600,598             --            --             --
  Futures Contracts......................    (2,886,097)    (7,248,808)      844,698     (1,270,080)
  Swap Contracts.........................    13,201,164    (60,898,294)    2,326,206     (9,786,889)
                                           ------------   ------------   -----------   ------------
     Net Realized Gain (Loss)............    (5,159,831)   (68,148,665)    1,225,122    (11,057,060)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities..................    24,703,257             --     3,690,814             --
  Futures Contracts......................     2,509,138     10,530,279      (438,323)       539,100
  Swap Contracts.........................            --              5      (236,608)     1,405,948
                                           ------------   ------------   -----------   ------------
Net Change in Unrealized Appreciation
  (Depreciation) on Investments..........    27,212,395     10,530,284     3,015,883      1,945,048
                                           ------------   ------------   -----------   ------------
Net Realized and Unrealized Gain (Loss)
  on Investments, Futures and Swap
  Contracts..............................    22,052,564    (57,618,381)    4,241,005     (9,112,012)
                                           ------------   ------------   -----------   ------------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM OPERATIONS..  $ 23,879,743   $(58,252,799)  $ 4,308,871   $ (9,156,355)
                                           ============   ============   ===========   ============





See Notes to Financial Statements.

                                                                ANNUAL REPORT 77




STATEMENTS OF OPERATIONS (continued)         For the Year Ended October 31, 2009
--------------------------------------------------------------------------------

                                                                                   RYDEXSGI         RYDEXSGI
                                                                   RYDEXSGI          2X S&P   INVERSE 2X S&P
                                             RYDEXSGI 2X         INVERSE 2X   SELECT SECTOR    SELECT SECTOR
                                        RUSSELL 2000 ETF   RUSSELL 2000 ETF      ENERGY ETF       ENERGY ETF
                                        ----------------   ----------------   -------------   --------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax
     Withheld.........................     $   236,358       $         --      $   135,586      $        --
  Interest............................             829             13,553              253            1,654
                                           -----------       ------------      -----------      -----------
     Total Income.....................         237,187             13,553          135,839            1,654
                                           -----------       ------------      -----------      -----------
EXPENSES
  Management Fee......................         124,940            125,146           52,367           14,513
  Trustee Fees........................           1,270              1,647              454              265
  Other Fees..........................              84                 --               --               --
                                           -----------       ------------      -----------      -----------
     Total Expenses...................         126,294            126,793           52,821           14,778
                                           -----------       ------------      -----------      -----------
Net Investment Income (Loss)..........         110,893           (113,240)          83,018          (13,124)
                                           -----------       ------------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.........................      (3,931,260)              (220)      (1,120,615)             (33)
  In-kind Redemptions.................              --                 --               --               --
  Futures Contracts...................      (3,233,346)        (1,806,512)         (48,249)         (37,081)
  Swap Contracts......................       4,504,775        (16,108,595)       1,317,319       (4,819,398)
                                           -----------       ------------      -----------      -----------
     Net Realized Gain (Loss).........      (2,659,831)       (17,915,327)         148,455       (4,856,512)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities...............       5,010,929                 --        1,540,172               --
  Futures Contracts...................         685,882          2,920,396               --               --
  Swap Contracts......................              (3)         1,755,839         (652,120)       2,974,766
                                           -----------       ------------      -----------      -----------
Net Change in Unrealized Appreciation
  (Depreciation) on Investments.......       5,696,808          4,676,235          888,052        2,974,766
                                           -----------       ------------      -----------      -----------
Net Realized and Unrealized Gain
  (Loss) on Investments, Futures and
  Swap Contracts......................       3,036,977        (13,239,092)       1,036,507       (1,881,746)
                                           -----------       ------------      -----------      -----------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS.....................     $ 3,147,870       $(13,352,332)     $ 1,119,525      $(1,894,870)
                                           ===========       ============      ===========      ===========
  Foreign Taxes Withheld..............     $        60                 --               --               --




See Notes to Financial Statements.

 78



STATEMENTS OF OPERATIONS (continued)         For the Year Ended October 31, 2009
--------------------------------------------------------------------------------

                                                                RYDEXSGI          RYDEXSGI          RYDEXSGI
                                            RYDEXSGI 2X   INVERSE 2X S&P            2X S&P    INVERSE 2X S&P
                                      S&P SELECT SECTOR    SELECT SECTOR     SELECT SECTOR     SELECT SECTOR
                                          FINANCIAL ETF    FINANCIAL ETF   HEALTH CARE ETF   HEALTH CARE ETF
                                      -----------------   --------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends.........................     $   251,252       $         --       $  74,547        $        --
  Interest..........................             405              4,336             150              3,588
                                         -----------       ------------       ---------        -----------
     Total Income...................         251,657              4,336          74,697              3,588
                                         -----------       ------------       ---------        -----------
EXPENSES
  Management Fee....................         107,810             43,357          25,222             31,982
  Trustee Fees......................           1,394                543             422                477
  Other Fees........................              --                 --              51                 --
                                         -----------       ------------       ---------        -----------
     Total Expenses.................         109,204             43,900          25,695             32,459
                                         -----------       ------------       ---------        -----------
Net Investment Income (Loss)........         142,453            (39,564)         49,002            (28,871)
                                         -----------       ------------       ---------        -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.......................      (4,659,387)              (101)       (835,779)               (30)
  Futures Contracts.................         (49,292)          (135,814)             --            (32,225)
  Swap Contracts....................       4,518,597         (9,909,898)        296,270         (2,694,438)
                                         -----------       ------------       ---------        -----------
     Net Realized Loss..............        (190,082)       (10,045,813)       (539,509)        (2,726,693)
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities.............       6,573,500                 --         700,927                 --
  Futures Contracts.................              --             (1,387)             --                 --
  Swap Contracts....................      (2,566,561)         3,320,091        (461,514)         1,728,947
                                         -----------       ------------       ---------        -----------
Net Change in Unrealized
  Appreciation (Depreciation) on
  Investments.......................       4,006,939          3,318,704         239,413          1,728,947
                                         -----------       ------------       ---------        -----------
Net Realized and Unrealized Gain
  (Loss) on Investments, Futures and
  Swap Contracts....................       3,816,857         (6,727,109)       (300,096)          (997,746)
                                         -----------       ------------       ---------        -----------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS...................     $ 3,959,310       $ (6,766,673)      $(251,094)       $(1,026,617)
                                         ===========       ============       =========        ===========





See Notes to Financial Statements.

                                                                ANNUAL REPORT 79




STATEMENTS OF OPERATIONS (concluded)         For the Year Ended October 31, 2009
--------------------------------------------------------------------------------

                                                                                    RYDEXSGI
                                                                RYDEXSGI 2X   INVERSE 2X S&P
                                                          S&P SELECT SECTOR    SELECT SECTOR
                                                             TECHNOLOGY ETF   TECHNOLOGY ETF
                                                          -----------------   --------------
INVESTMENT INCOME
  Dividends.............................................      $   66,130        $        --
  Interest..............................................             132              2,202
                                                              ----------        -----------
     Total Income.......................................          66,262              2,202
                                                              ----------        -----------
EXPENSES
  Management Fee........................................          28,755             19,381
  Trustee Fees..........................................             344                405
  Other Fees............................................              13                 --
                                                              ----------        -----------
     Total Expenses.....................................          29,112             19,786
                                                              ----------        -----------
Net Investment Income (Loss)............................          37,150            (17,584)
                                                              ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments...........................................        (899,204)               (21)
  Futures Contracts.....................................              --            (71,461)
  Swap Contracts........................................       1,453,810         (3,768,322)
                                                              ----------        -----------
     Net Realized Gain (Loss)...........................         554,606         (3,839,804)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities.................................       1,683,525                 --
  Swap Contracts........................................        (343,569)         1,879,566
                                                              ----------        -----------
Net Change in Unrealized Appreciation (Depreciation) on
  Investments...........................................       1,339,956          1,879,566
                                                              ----------        -----------
Net Realized and Unrealized Gain (Loss) on Investments,
  Futures and Swap Contracts............................       1,894,562         (1,960,238)
                                                              ----------        -----------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS..................................      $1,931,712        $(1,977,822)
                                                              ==========        ===========





See Notes to Financial Statements.

 80



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                           RYDEXSGI 2X S&P 500 ETF            RYDEXSGI INVERSE 2X S&P 500 ETF
                                    ------------------------------------   ------------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                    OCTOBER 31, 2009   OCTOBER 31, 2008*   OCTOBER 31, 2009   OCTOBER 31, 2008*
                                    ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income (Loss)....    $   1,827,179       $    451,990       $   (634,418)       $    532,036
  Net Realized Gain (Loss)........       (5,159,831)       (34,335,074)       (68,148,665)         39,280,084
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............       27,212,395        (16,852,577)        10,530,284         (10,472,763)
                                      -------------       ------------       ------------        ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................       23,879,743        (50,735,661)       (58,252,799)         29,339,357
                                      -------------       ------------       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........       (1,841,018)          (363,939)                --            (552,721)
  Net Realized Gains..............               --                 --        (12,634,948)                 --
                                      -------------       ------------       ------------        ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................       (1,841,018)          (363,939)       (12,634,948)           (552,721)
                                      -------------       ------------       ------------        ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..       88,152,392        168,610,953        175,280,502         112,256,284
  Value of Shares Redeemed........     (106,428,723)        (4,147,460)       (67,024,337)        (74,937,363)
                                      -------------       ------------       ------------        ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions.................      (18,276,331)       164,463,493        108,256,165          37,318,921
                                      -------------       ------------       ------------        ------------
     Increase in Net Assets.......        3,762,394        113,363,893         37,368,418          66,105,557
NET ASSETS--BEGINNING OF PERIOD...      113,363,893                 --         66,105,557                  --
                                      -------------       ------------       ------------        ------------
NET ASSETS--END OF PERIOD(1)......    $ 117,126,287       $113,363,893       $103,473,975        $ 66,105,557
                                      =============       ============       ============        ============
(1) Including Undistributed Net
  Investment Income...............    $      47,400       $     81,221       $         --        $         --
                                      =============       ============       ============        ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................        4,750,000          4,250,000          1,600,000           1,150,000
  Shares Redeemed.................       (4,700,000)          (150,000)          (550,000)           (650,000)
  Shares Outstanding, Beginning of
     Period.......................        4,100,000                 --            500,000                  --
                                      -------------       ------------       ------------        ------------
  Shares Outstanding, End of
     Period.......................        4,150,000          4,100,000          1,550,000             500,000
                                      =============       ============       ============        ============




   * The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 81




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                                                  RYDEXSGI INVERSE 2X S&P
                                       RYDEXSGI 2X S&P MIDCAP 400 ETF                 MIDCAP 400 ETF
                                    ------------------------------------   ------------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                    OCTOBER 31, 2009   OCTOBER 31, 2008*   OCTOBER 31, 2009   OCTOBER 31, 2008*
                                    ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income (Loss)....     $    67,866        $    55,729        $    (44,343)       $    176,138
  Net Realized Gain (Loss)........       1,225,122         (6,424,515)        (11,057,060)         10,761,388
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............       3,015,883           (388,487)          1,945,048          (1,872,514)
  Contribution from Advisor.......              --                 --                  --             148,040
                                       -----------        -----------        ------------        ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................       4,308,871         (6,757,273)         (9,156,355)          9,213,052
                                       -----------        -----------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........         (67,595)           (50,604)                 --            (178,257)
  Net Realized Gains..............              --                 --          (2,190,847)                 --
  Capital.........................              --             (2,868)                 --                  --
                                       -----------        -----------        ------------        ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................         (67,595)           (53,472)         (2,190,847)           (178,257)
                                       -----------        -----------        ------------        ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..       6,026,265         20,963,143          10,392,003          26,670,531
  Value of Shares Redeemed........      (1,724,185)        (8,672,372)                 --         (29,109,215)
                                       -----------        -----------        ------------        ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions.................       4,302,080         12,290,771          10,392,003          (2,438,684)
                                       -----------        -----------        ------------        ------------
     Increase (Decrease) in Net
       Assets.....................       8,543,356          5,480,026            (955,199)          6,596,111
NET ASSETS--BEGINNING OF PERIOD...       5,480,026                 --           6,596,111                  --
                                       -----------        -----------        ------------        ------------
NET ASSETS--END OF PERIOD(1)......     $14,023,382        $ 5,480,026        $  5,640,912        $  6,596,111
                                       ===========        ===========        ============        ============
(1) Including Undistributed Net
  Investment Income...............     $        --        $        --        $         --        $         --
                                       ===========        ===========        ============        ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................         350,000            350,000             100,000             350,000
  Shares Redeemed.................        (100,000)          (150,000)                 --            (300,000)
  Shares Outstanding, Beginning of
     Period.......................         200,000                 --              50,000                  --
                                       -----------        -----------        ------------        ------------
  Shares Outstanding, End of
     Period.......................         450,000            200,000             150,000              50,000
                                       ===========        ===========        ============        ============




   * The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

 82

--------------------------------------------------------------------------------

                                                                                    RYDEXSGI INVERSE 2X
                                        RYDEXSGI 2X RUSSELL 2000 ETF                 RUSSELL 2000 ETF
                                    ------------------------------------   ------------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                    OCTOBER 31, 2009   OCTOBER 31, 2008*   OCTOBER 31, 2009   OCTOBER 31, 2008*
                                    ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income (Loss)....     $   110,893        $    78,359        $   (113,240)       $    294,102
  Net Realized Gain (Loss)........      (2,659,831)        (5,325,917)        (17,915,327)         12,757,827
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............       5,696,808         (2,435,456)          4,676,235          (3,983,299)
  Contribution from Advisor.......              --                 --                  --             315,120
                                       -----------        -----------        ------------        ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................       3,147,870         (7,683,014)        (13,352,332)          9,383,750
                                       -----------        -----------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........        (103,863)           (66,551)                 --            (298,197)
  Net Realized Gains..............              --                 --          (2,169,111)                 --
                                       -----------        -----------        ------------        ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................        (103,863)           (66,551)         (2,169,111)           (298,197)
                                       -----------        -----------        ------------        ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..       9,780,206         30,146,525          38,859,185          67,341,919
  Value of Shares Redeemed........      (4,506,944)        (8,955,457)        (21,346,195)        (59,909,325)
                                       -----------        -----------        ------------        ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................       5,273,262         21,191,068          17,512,990           7,432,594
                                       -----------        -----------        ------------        ------------
     Increase in Net Assets.......       8,317,269         13,441,503           1,991,547          16,518,147
NET ASSETS--BEGINNING OF PERIOD...      13,441,503                 --          16,518,147                  --
                                       -----------        -----------        ------------        ------------
NET ASSETS--END OF PERIOD(1)......     $21,758,772        $13,441,503        $ 18,509,694        $ 16,518,147
                                       ===========        ===========        ============        ============
(1) Including Undistributed Net
  Investment Income...............     $        --        $     2,359        $         --        $         --
                                       ===========        ===========        ============        ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................         550,000            600,000             450,000             850,000
  Shares Redeemed.................        (200,000)          (150,000)           (200,000)           (700,000)
  Shares Outstanding, Beginning of
     Period.......................         450,000                 --             150,000                  --
                                       -----------        -----------        ------------        ------------
  Shares Outstanding, End of
     Period.......................         800,000            450,000             400,000             150,000
                                       ===========        ===========        ============        ============




   * The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 83




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                    RYDEXSGI 2X S&P SELECT SECTOR ENERGY      RYDEXSGI INVERSE 2X S&P SELECT
                                                     ETF                             SECTOR ENERGY ETF
                                    ------------------------------------   ------------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                    OCTOBER 31, 2009   OCTOBER 31, 2008*   OCTOBER 31, 2009   OCTOBER 31, 2008*
                                    ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income (Loss)....     $    83,018        $     8,291         $   (13,124)       $    18,425
  Net Realized Gain (Loss)........         148,455         (4,815,299)         (4,856,512)         6,661,068
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............         888,052            745,138           2,974,766         (2,974,767)
                                       -----------        -----------         -----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................       1,119,525         (4,061,870)         (1,894,870)         3,704,726
                                       -----------        -----------         -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........         (83,944)            (7,308)                 --            (19,874)
  Net Realized Gains..............              --                 --          (4,324,132)                --
                                       -----------        -----------         -----------        -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................         (83,944)            (7,308)         (4,324,132)           (19,874)
                                       -----------        -----------         -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..       6,146,803         10,214,317           2,080,221          7,500,000
  Value of Shares Purchased
     through Dividend
     Reinvestments................             244                 --                  --                 --
  Value of Shares Redeemed........        (586,171)        (2,101,344)                 --         (5,589,313)
                                       -----------        -----------         -----------        -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................       5,560,876          8,112,973           2,080,221          1,910,687
                                       -----------        -----------         -----------        -----------
     Increase in Net Assets.......       6,596,457          4,043,795          (4,138,781)         5,595,539
NET ASSETS--BEGINNING OF PERIOD...       4,043,795                 --           5,595,539                 --
                                       -----------        -----------         -----------        -----------
NET ASSETS--END OF PERIOD(1)......     $10,640,252        $ 4,043,795         $ 1,456,758        $ 5,595,539
                                       ===========        ===========         ===========        ===========
(1) Including Undistributed Net
  Investment Income...............     $        57        $       983         $        --        $        --
                                       ===========        ===========         ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................         400,000            250,000             200,000            100,000
  Shares Purchased through
     Dividend Reinvestments.......              16                 --                  --                 --
  Shares Redeemed.................         (50,000)           (50,000)                 --            (50,000)
  Shares Outstanding, Beginning of
     Period.......................         200,000                 --              50,000                 --
                                       -----------        -----------         -----------        -----------
  Shares Outstanding, End of
     Period.......................         550,016            200,000             250,000             50,000
                                       ===========        ===========         ===========        ===========




   * The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

 84

--------------------------------------------------------------------------------

                                        RYDEXSGI 2X S&P SELECT SECTOR         RYDEXSGI INVERSE 2X S&P SELECT
                                                FINANCIAL ETF                      SECTOR FINANCIAL ETF
                                    ------------------------------------   ------------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                    OCTOBER 31, 2009   OCTOBER 31, 2008*   OCTOBER 31, 2009   OCTOBER 31, 2008*
                                    ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income (Loss)....    $    142,453        $    116,930       $    (39,564)       $    16,113
  Net Realized Gain (Loss)........        (190,082)        (18,241,119)       (10,045,813)         2,984,583
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............       4,006,939           2,243,380          3,318,704         (3,318,703)
                                      ------------        ------------       ------------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................       3,959,310         (15,880,809)        (6,766,673)          (318,007)
                                      ------------        ------------       ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........        (166,185)            (65,308)                --            (18,187)
  Net Realized Gains..............              --                  --         (1,661,947)                --
                                      ------------        ------------       ------------        -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................        (166,185)            (65,308)        (1,661,947)           (18,187)
                                      ------------        ------------       ------------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..      13,456,148          35,235,683         26,033,289          7,500,000
  Value of Shares Purchased
     through Dividend
     Reinvestments................           2,108                  --              3,296                 --
  Value of Shares Redeemed........     (10,518,542)         (8,679,296)       (16,847,204)                --
                                      ------------        ------------       ------------        -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................       2,939,714          26,556,387          9,189,381          7,500,000
                                      ------------        ------------       ------------        -----------
     Increase in Net Assets.......       6,732,839          10,610,270            760,761          7,163,806
NET ASSETS--BEGINNING OF PERIOD...      10,610,270                  --          7,163,806                 --
                                      ------------        ------------       ------------        -----------
NET ASSETS--END OF PERIOD(1)......    $ 17,343,109        $ 10,610,270       $  7,924,567        $ 7,163,806
                                      ============        ============       ============        ===========
(1) Including Undistributed Net
  Investment Income...............    $      3,031        $     44,812       $         --        $        --
                                      ============        ============       ============        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................       1,900,000             750,000          1,350,000            100,000
  Shares Purchased through
     Dividend Reinvestments.......             246                  --                100                 --
  Shares Redeemed.................        (850,000)           (350,000)          (200,000)                --
  Shares Outstanding, Beginning of
     Period.......................         400,000                  --            100,000                 --
                                      ------------        ------------       ------------        -----------
  Shares Outstanding, End of
     Period.......................       1,450,246             400,000          1,250,100            100,000
                                      ============        ============       ============        ===========




   * The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 85




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                    RYDEXSGI 2X S&P SELECT SECTOR HEALTH      RYDEXSGI INVERSE 2X S&P SELECT
                                                  CARE ETF                        SECTOR HEALTH CARE ETF
                                    ------------------------------------   ------------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                    OCTOBER 31, 2009   OCTOBER 31, 2008*   OCTOBER 31, 2009   OCTOBER 31, 2008*
                                    ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income (Loss)....     $    49,002        $    23,180         $   (28,871)       $    16,166
  Net Realized Gain (Loss)........        (539,509)        (2,153,811)         (2,726,693)         2,612,958
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............         239,413            (63,637)          1,728,947         (1,728,947)
                                       -----------        -----------         -----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................        (251,094)        (2,194,268)         (1,026,617)           900,177
                                       -----------        -----------         -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........         (48,709)           (22,169)                 --            (18,758)
  Net Realized Gains..............              --                 --          (2,610,366)                --
                                       -----------        -----------         -----------        -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................         (48,709)           (22,169)         (2,610,366)           (18,758)
                                       -----------        -----------         -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..              --          7,500,000                  --          7,500,000
  Value of Shares Purchased
     through Dividend
     Reinvestments................             419                 --                  --                 --
  Value of Shares Redeemed........      (2,261,302)                --          (2,659,386)                --
                                       -----------        -----------         -----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions.................      (2,260,883)         7,500,000          (2,659,386)         7,500,000
                                       -----------        -----------         -----------        -----------
     Increase (Decrease) in Net
       Assets.....................      (2,560,686)         5,283,563          (6,296,369)         8,381,419
NET ASSETS--BEGINNING OF PERIOD...       5,283,563                 --           8,381,419                 --
                                       -----------        -----------         -----------        -----------
NET ASSETS--END OF PERIOD(1)......     $ 2,722,877        $ 5,283,563         $ 2,085,050        $ 8,381,419
                                       ===========        ===========         ===========        ===========
(1) Including Undistributed Net
  Investment Income...............     $     1,304        $     1,011         $        --        $        --
                                       ===========        ===========         ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................              --            100,000                  --            100,000
  Shares Purchased through
     Dividend Reinvestments.......               9                 --                  --                 --
  Shares Redeemed.................         (50,000)                --             (50,000)                --
  Shares Outstanding, Beginning of
     Period.......................         100,000                 --             100,000                 --
                                       -----------        -----------         -----------        -----------
  Shares Outstanding, End of
     Period.......................          50,009            100,000              50,000            100,000
                                       ===========        ===========         ===========        ===========




   * The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

 86



STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------

                                        RYDEXSGI 2X S&P SELECT SECTOR         RYDEXSGI INVERSE 2X S&P SELECT
                                               TECHNOLOGY ETF                      SECTOR TECHNOLOGY ETF
                                    ------------------------------------   ------------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                    OCTOBER 31, 2009   OCTOBER 31, 2008*   OCTOBER 31, 2009   OCTOBER 31, 2008*
                                    ----------------   -----------------   ----------------   -----------------
OPERATIONS
  Net Investment Income (Loss)....     $   37,150         $    15,972         $   (17,584)       $    15,900
  Net Realized Gain (Loss)........        554,606          (3,903,470)         (3,839,804)         6,294,225
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............      1,339,956            (485,877)          1,879,566         (1,879,566)
                                       ----------         -----------         -----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................      1,931,712          (4,373,375)         (1,977,822)         4,430,559
                                       ----------         -----------         -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........        (35,536)            (11,327)                 --            (18,238)
  Net Realized Gains..............             --                  --          (3,807,845)                --
                                       ----------         -----------         -----------        -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................        (35,536)            (11,327)         (3,807,845)           (18,238)
                                       ----------         -----------         -----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..      1,535,941           7,500,000           1,563,750          7,500,000
  Value of Shares Purchased
     through Dividend
     Reinvestments................            136                  --                  --                 --
  Value of Shares Redeemed........             --                  --                  --         (5,443,858)
                                       ----------         -----------         -----------        -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................      1,536,077           7,500,000           1,563,750          2,056,142
                                       ----------         -----------         -----------        -----------
     Increase (Decrease) in Net
       Assets.....................      3,432,253           3,115,298          (4,221,917)         6,468,463
NET ASSETS--BEGINNING OF PERIOD...      3,115,298                  --           6,468,463                 --
                                       ----------         -----------         -----------        -----------
NET ASSETS--END OF PERIOD(1)......     $6,547,551         $ 3,115,298         $ 2,246,546        $ 6,468,463
                                       ==========         ===========         ===========        ===========
(1) Including Undistributed Net
  Investment Income...............     $    6,259         $     4,645         $        --        $        --
                                       ==========         ===========         ===========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................         50,000             100,000              50,000            100,000
  Shares Purchased through
     Dividend Reinvestments.......              5                  --                  --                 --
  Shares Redeemed.................             --                  --                  --            (50,000)
  Shares Outstanding, Beginning of
     Period.......................        100,000                  --              50,000                 --
                                       ----------         -----------         -----------        -----------
  Shares Outstanding, End of
     Period.......................        150,005             100,000             100,000             50,000
                                       ==========         ===========         ===========        ===========




   * The Fund commenced operations on June 10, 2008.



See Notes to Financial Statements.

                                                                ANNUAL REPORT 87




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  RYDEXSGI 2X S&P 500 ETF      RYDEXSGI INVERSE 2X S&P 500 ETF
                                      -----------------------------------  -----------------------------------
                                            YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008*  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  -----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $  27.65           $  75.00          $ 132.21           $ 75.00
                                          --------           --------          --------           -------
Net Investment Income (Loss)**......          0.31               0.61             (0.61)             1.04
Net Realized and Unrealized Gain
  (Loss) on Investments.............          0.57             (47.27)           (46.79)            57.20
                                          --------           --------          --------           -------
TOTAL FROM INVESTMENT OPERATIONS....          0.88             (46.66)           (47.40)            58.24
                                          --------           --------          --------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.31)             (0.69)               --             (1.03)
Net Realized Gains..................            --                 --            (18.05)               --
                                          --------           --------          --------           -------
Total Distributions.................         (0.31)             (0.69)           (18.05)            (1.03)
                                          --------           --------          --------           -------
NET ASSET VALUE AT END OF PERIOD....      $  28.22           $  27.65          $  66.76           $132.21
                                          ========           ========          ========           =======
TOTAL RETURN***.....................          3.51%            (62.68)%          (41.45)%           78.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $117,126           $113,364          $103,474           $66,106
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.70%              0.70%****         0.71%             0.71%****
Net Investment Income (Loss)........          1.43%              1.35%****        (0.64)%            1.09%****
Portfolio Turnover Rate+............            69%                44%               --                --



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

 88

--------------------------------------------------------------------------------

                                                RYDEXSGI 2X S&P                  RYDEXSGI INVERSE 2X S&P
                                                 MIDCAP 400 ETF                       MIDCAP 400 ETF
                                      -----------------------------------  -----------------------------------
                                            YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008*  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  -----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 27.40           $ 75.00            $131.92           $ 75.00
                                           -------           -------            -------           -------
Net Investment Income (Loss)**......          0.18              0.56              (0.39)             1.40
Contribution from Advisor...........            --                --                 --              1.17
Net Realized and Unrealized Gain
  (Loss) on Investments.............          3.76            (47.62)            (50.10)            55.83
                                           -------           -------            -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          3.94            (47.06)            (50.49)            58.40
                                           -------           -------            -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.18)            (0.53)                --             (1.48)
Net Realized Gains..................            --                --             (43.82)               --
Capital.............................            --             (0.01)                --                --
                                           -------           -------            -------           -------
Total Distributions.................         (0.18)            (0.54)            (43.82)            (1.48)
                                           -------           -------            -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 31.16           $ 27.40            $ 37.61           $131.92
                                           =======           =======            =======           =======
TOTAL RETURN***                              14.60%           (63.12)%           (55.74)%           78.90%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $14,023           $ 5,480            $ 5,641           $ 6,596
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.71%             0.71%****          0.71%             0.71%****
Net Investment Income (Loss)........          0.71%             0.94%****         (0.64)%            1.65%****
Portfolio Turnover Rate+............            84%              234%                --                --



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized (for periods less than a year) and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
    (a) For the period ended October 31, 2008, 1.77% of the Fund's total return consisted of a voluntary reimbursement by the Advisor for a realized investment loss. Excluding this item, total return would have been 77.13%.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 89




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                  RYDEXSGI 2X                            RYDEXSGI
                                                RUSSELL 2000 ETF               INVERSE 2X RUSSELL 2000 ETF
                                      -----------------------------------  -----------------------------------
                                            YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008*  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  -----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 29.87           $ 75.00            $110.12           $ 75.00
                                           -------           -------            -------           -------
Net Investment Income (Loss)**......          0.14              0.51              (0.45)             1.21
Contribution from Advisor...........            --                --                 --              1.29
Net Realized and Unrealized Gain
  (Loss) on Investments.............         (2.67)           (45.09)            (48.94)            33.76
                                           -------           -------            -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         (2.53)           (44.58)            (49.39)            36.26
                                           -------           -------            -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.14)            (0.55)                --             (1.14)
Net Realized Gains..................            --                --             (14.46)               --
                                           -------           -------            -------           -------
Total Distributions.................         (0.14)            (0.55)            (14.46)            (1.14)
                                           -------           -------            -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 27.20           $ 29.87            $ 46.27           $110.12
                                           =======           =======            =======           =======
TOTAL RETURN***.....................         (8.36)%          (59.79)%           (51.17)%           48.79%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $21,759           $13,442            $18,510           $16,518
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.70%             0.71%****          0.71%             0.71%****
Net Investment Income (Loss)........          0.62%             0.93%****         (0.63)%            1.41%****
Portfolio Turnover Rate+............           124%              192%                --                --



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
    (a) For the period ended October 31, 2008, 1.19% of the Fund's total return consisted of a voluntary reimbursement by the Advisor for a realized investment loss. Excluding this item, total return would have been 47.60%.


See Notes to Financial Statements.

 90

--------------------------------------------------------------------------------

                                             RYDEXSGI 2X S&P SELECT           RYDEXSGI INVERSE 2X S&P SELECT
                                               SECTOR ENERGY ETF                    SECTOR ENERGY ETF
                                      -----------------------------------  -----------------------------------
                                            YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008*  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  -----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 20.22           $ 75.00            $111.91           $ 75.00
                                           -------           -------            -------           -------
Net Investment Income (Loss)**......          0.18              0.09              (0.08)             0.22
Net Realized and Unrealized Gain
  (Loss) on Investments.............         (0.88)           (54.72)            (19.52)            37.09
                                           -------           -------            -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         (0.70)           (54.63)            (19.60)            37.31
                                           -------           -------            -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.17)            (0.15)                --             (0.40)
Net Realized Gains..................            --                --             (86.48)               --
                                           -------           -------            -------           -------
Total Distributions.................         (0.17)            (0.15)            (86.48)            (0.40)
                                           -------           -------            -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 19.35           $ 20.22            $  5.83           $111.91
                                           =======           =======            =======           =======
TOTAL RETURN***.....................         (3.21)%          (72.94)%           (57.39)%           49.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $10,640           $ 4,044            $ 1,457           $ 5,596
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.70%             0.71%****          0.70%             0.71%****
Net Investment Income (Loss)........          1.11%             0.44%****         (0.62)%            0.55%****
Portfolio Turnover Rate+............           123%              105%                --                --



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 91




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                             RYDEXSGI 2X S&P SELECT           RYDEXSGI INVERSE 2X S&P SELECT
                                              SECTOR FINANCIAL ETF                 SECTOR FINANCIAL ETF
                                      -----------------------------------  -----------------------------------
                                            YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008*  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  -----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 26.53           $ 75.00            $ 71.64            $75.00
                                           -------           -------            -------            ------
Net Investment Income (Loss)**......          0.09              0.45              (0.08)             0.16
Net Realized and Unrealized Loss on
  Investments.......................        (14.48)           (48.76)            (31.98)            (3.34)
                                           -------           -------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS....        (14.39)           (48.31)            (32.06)            (3.18)
                                           -------           -------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.18)            (0.16)                --             (0.18)
Net Realized Gains..................            --                --             (33.24)               --
                                           -------           -------            -------            ------
Total Distributions.................         (0.18)            (0.16)            (33.24)            (0.18)
                                           -------           -------            -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 11.96           $ 26.53            $  6.34            $71.64
                                           =======           =======            =======            ======
TOTAL RETURN***.....................        (54.21)%          (64.51)%           (82.23)%           (4.19)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $17,343           $10,610            $ 7,925            $7,164
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.71%             0.71%****          0.70%             0.71%****
Net Investment Income (Loss)........          0.92%             2.60%****         (0.63)%            0.52%****
Portfolio Turnover Rate+............           205%              177%                --                --



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

 92

--------------------------------------------------------------------------------

                                             RYDEXSGI 2X S&P SELECT           RYDEXSGI INVERSE 2X S&P SELECT
                                             SECTOR HEALTH CARE ETF               SECTOR HEALTH CARE ETF
                                      -----------------------------------  -----------------------------------
                                            YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008*  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  -----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $52.84            $ 75.00            $ 83.81            $75.00
                                           ------            -------            -------            ------
Net Investment Income (Loss)**......         0.63               0.23              (0.37)             0.16
Net Realized and Unrealized Gain
  (Loss) on Investments.............         1.63             (22.17)            (15.64)             8.84
                                           ------            -------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS....         2.26             (21.94)            (16.01)             9.00
                                           ------            -------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.65)             (0.22)                --             (0.19)
Net Realized Gains..................           --                 --             (26.10)               --
                                           ------            -------            -------            ------
Total Distributions.................        (0.65)             (0.22)            (26.10)            (0.19)
                                           ------            -------            -------            ------
NET ASSET VALUE AT END OF PERIOD....       $54.45            $ 52.84            $ 41.70            $83.81
                                           ======            =======            =======            ======
TOTAL RETURN***.....................         4.45%            (29.33)%           (26.55)%           12.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $2,723            $ 5,284            $ 2,085            $8,381
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................         0.71%              0.71%****          0.70%             0.71%****
Net Investment Income (Loss)........         1.35%              0.81%****         (0.63)%            0.54%****
Portfolio Turnover Rate+............           56%                35%                --                --



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                                ANNUAL REPORT 93




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                   RYDEXSGI 2X S&P SELECT       RYDEXSGI INVERSE 2X S&P SELECT
                                                    SECTOR TECHNOLOGY ETF                SECTOR TECHNOLOGY ETF
                                      -----------------------------------  -----------------------------------
                                            YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                      OCTOBER 31, 2009  OCTOBER 31, 2008*  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  -----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $31.15            $ 75.00            $129.37           $ 75.00
                                           ------            -------            -------           -------
Net Investment Income (Loss)**......         0.30               0.16              (0.27)             0.18
Net Realized and Unrealized Gain
  (Loss) on Investments.............        12.49             (43.90)            (30.47)            54.37
                                           ------            -------            -------           -------
TOTAL FROM INVESTMENT OPERATIONS....        12.79             (43.74)            (30.74)            54.55
                                           ------            -------            -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.29)             (0.11)                --             (0.18)
Realized Gain.......................           --                 --             (76.16)               --
                                           ------            -------            -------           -------
Total Distributions.................        (0.29)             (0.11)            (76.16)            (0.18)
                                           ------            -------            -------           -------
NET ASSET VALUE AT END OF PERIOD....       $43.65            $ 31.15            $ 22.47           $129.37
                                           ======            =======            =======           =======
TOTAL RETURN***.....................        41.45%            (58.36)%           (57.07)%           72.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $6,548            $ 3,115            $ 2,247           $ 6,468
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................         0.71%              0.71%****          0.71%             0.71%****
Net Investment Income (Loss)........         0.90%              0.72%****         (0.63)%            0.48%****
Portfolio Turnover Rate+............           43%                65%                --                --



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

 94



NOTES TO FINANCIAL STATEMENTS                                   October 31, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2009, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund," and collectively the "Funds"). The financial statements herein relate to the following Funds: RydexSGI 2x S&P 500 ETF, RydexSGI Inverse 2x S&P 500 ETF, RydexSGI 2x S&P MidCap 400 ETF, RydexSGI Inverse 2x S&P MidCap 400 ETF, RydexSGI 2x Russell 2000(R) ETF, RydexSGI Inverse 2x Russell 2000(R) ETF, RydexSGI 2x S&P Select Sector Energy ETF, RydexSGI Inverse 2x S&P Select Sector Energy ETF, RydexSGI 2x S&P Select Sector Financial ETF, RydexSGI Inverse 2x S&P Select Sector Financial ETF, RydexSGI 2x S&P Select Sector Health Care ETF, RydexSGI Inverse 2x S&P Select Sector Health Care ETF, RydexSGI 2x S&P Select Sector Technology ETF, and RydexSGI Inverse 2x S&P Select Sector Technology ETF. RydexSGI 2x S&P 500 ETF, RydexSGI Inverse 2x S&P 500 ETF, RydexSGI 2x S&P MidCap 400 ETF, RydexSGI Inverse 2x S&P MidCap 400 ETF, RydexSGI 2x Russell 2000(R) ETF, and RydexSGI Inverse 2x Russell 2000(R) ETF commenced operations on November 5, 2007. RydexSGI 2x S&P Select Sector Energy ETF, RydexSGI Inverse 2x S&P Select Sector Energy ETF, RydexSGI 2x S&P Select Sector Financial ETF, RydexSGI Inverse 2x S&P Select Sector Financial ETF, RydexSGI 2x S&P Select Sector Health Care ETF, RydexSGI Inverse 2x S&P Select Sector Health Care ETF, RydexSGI 2x S&P Select Sector Technology ETF, and RydexSGI Inverse 2x S&P Select Sector Technology ETF commenced operations on June 10, 2008.

The Funds' investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For RydexSGI 2x S&P 500 ETF, RydexSGI 2x S&P MidCap 400 ETF, RydexSGI 2x Russell 2000(R) ETF, RydexSGI 2x S&P Select Sector Energy ETF, RydexSGI 2x S&P Select Sector Financial ETF, RydexSGI 2x S&P Select Sector Health Care ETF, and RydexSGI 2x S&P Select Sector Technology ETF (each a "Leveraged Fund," and collectively the "Leveraged Funds"), each Fund's benchmark is 200% of the daily performance of an index representing publicly traded securities (the "Underlying Index"). For RydexSGI Inverse 2x S&P 500 ETF, RydexSGI Inverse 2x S&P MidCap 400 ETF, RydexSGI Inverse 2x Russell 2000(R) ETF, RydexSGI Inverse 2x S&P Select Sector Energy ETF, RydexSGI Inverse 2x S&P Select Sector Financial ETF, RydexSGI Inverse 2x S&P Select Sector Health Care ETF, and RydexSGI Inverse 2x S&P Select Sector Technology ETF (each a "Leveraged Inverse Fund," and collectively the "Leveraged Inverse Funds"), each Fund's benchmark is 200% of the daily inverse (opposite) performance of its Underlying Index. The Underlying Index for RydexSGI 2x S&P 500 ETF and RydexSGI Inverse 2x S&P 500 ETF is the S&P 500 Index. The Underlying Index for RydexSGI 2x S&P MidCap 400 ETF and RydexSGI Inverse 2x S&P MidCap 400 ETF is the S&P MidCap 400 Index. The Underlying Index for RydexSGI 2x Russell 2000(R) ETF and RydexSGI Inverse 2x Russell 2000(R) ETF is the Russell 2000(R) Index. The Underlying Index for RydexSGI 2x S&P Select Sector Energy ETF and RydexSGI Inverse 2x S&P Select Sector Energy ETF is the Energy Select Sector Index. The Underlying Index for RydexSGI 2x S&P Select Sector Financial ETF and RydexSGI Inverse 2x S&P Select Sector Financial ETF is the Financial Select Sector Index. The Underlying Index for RydexSGI 2x S&P Select Sector Health Care ETF and RydexSGI Inverse 2x S&P Select Sector Health Care ETF is the Health Care Select Sector Index. The Underlying Index for RydexSGI 2x S&P Select Sector Technology ETF and RydexSGI Inverse 2x S&P Select Sector Technology ETF is the Technology Select Sector Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange ("NYSE") or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which

                                                                ANNUAL REPORT 95




NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------


the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their Net Asset Value per share (NAV).

Investments for which market quotations are not readily available are fair valued as determine in good faith by Rydex Investments, an affiliated entity, under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related-markets.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments, which acts as the Funds' investment advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant.

 96



NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------

D. FUTURES CONTRACTS

The Funds may enter into stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, there is minimal counterparty credit risk to the Funds.

E. SWAP AGREEMENTS

The Funds may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Since swaps are not exchange-traded, there is an element of counterparty credit risk to the Funds. This risk is managed through the terms of the swap contracts which include trigger points to terminate the current contract based on pre-determined thresholds and limit the amount of potential loss. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F. COLLATERAL

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or repurchase agreements allocated to each Fund.

G. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2008 -- 2009), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or NAV. The most significant of these adjustments are for tax equalization and net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the year ended

                                                                ANNUAL REPORT 97




NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------


October 31, 2009 are disclosed in the Fund's Statement of Operations. For the year ended October 31, 2009, the adjustments for the Funds were as follows:

                                                                   UNDISTRIBUTED    ACCUMULATED
                                                        PAID-IN   NET INVESTMENT   NET REALIZED
                                                        CAPITAL    INCOME (LOSS)    GAIN (LOSS)
                                                    -----------   --------------   ------------
RydexSGI 2x S&P 500 ETF...........................  $(3,318,769)     $(19,982)      $ 3,338,751
RydexSGI Inverse 2x S&P 500 ETF...................     (634,418)      634,418                --
RydexSGI 2x S&P MidCap 400 ETF....................       (8,897)         (271)            9,168
RydexSGI Inverse 2x S&P MidCap 400 ETF............      (44,343)       44,343                --
RydexSGI 2x Russell 2000(R) ETF...................       (5,900)       (9,389)           15,289
RydexSGI Inverse 2x Russell 2000(R) ETF...........     (113,240)      113,240                --
RydexSGI 2x S&P Select Sector Energy ETF..........           --            --                --
RydexSGI Inverse 2x S&P Select Sector Energy ETF..      (13,124)       13,124                --
RydexSGI 2x S&P Select Sector Financial ETF.......           --       (18,049)           18,049
RydexSGI Inverse 2x S&P Select Sector Financial
  ETF.............................................    1,282,385        39,564        (1,321,949)
RydexSGI 2x S&P Select Sector Health Care ETF.....           --            --                --
RydexSGI Inverse 2x S&P Select Sector Health Care
  ETF.............................................      (28,871)       28,871                --
RydexSGI 2x S&P Select Sector Technology ETF......           --            --                --
RydexSGI Inverse 2x S&P Select Sector Technology
  ETF.............................................      (17,584)       17,584                --


Differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments relate to tax deferral of losses on wash sales and the estimated return of capital payments on REITs.

At October 31, 2009, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                                     2016          2017
                                                              -----------   -----------
RydexSGI 2x S&P 500 ETF.....................................  $21,596,811   $        --
RydexSGI Inverse 2x S&P 500 ETF.............................           --    57,618,386
RydexSGI 2x S&P MidCap 400 ETF..............................    2,938,324            --
RydexSGI Inverse 2x S&P MidCap 400 ETF......................           --    10,517,959
RydexSGI 2x Russell 2000(R) ETF.............................    4,385,008            --
RydexSGI Inverse 2x Russell 2000(R) ETF.....................           --    14,994,931
RydexSGI 2x S&P Select Sector Energy ETF....................    2,285,306            --
RydexSGI Inverse 2x S&P Select Sector Energy ETF............           --     4,856,512
RydexSGI 2x S&P Select Sector Financial ETF.................    9,387,873            --
RydexSGI Inverse 2x S&P Select Sector Financial ETF.........           --    10,047,200
RydexSGI 2x S&P Select Sector Health Care ETF...............    2,017,045       289,135
RydexSGI Inverse 2x S&P Select Sector Health Care ETF.......           --     2,726,693
RydexSGI 2x S&P Select Sector Technology ETF................    2,351,565            --
RydexSGI Inverse 2x S&P Select Sector Technology ETF........           --     3,839,804


The Funds utilized capital loss carry forwards during the year ended October 31, 2009:

RydexSGI 2x S&P 500 ETF..............................................  $9,444,018
RydexSGI Inverse 2x S&P 500 ETF......................................          --
RydexSGI 2x S&P MidCap 400 ETF.......................................   2,662,447
RydexSGI Inverse 2x S&P MidCap 400 ETF...............................          --
RydexSGI 2x Russell 2000(R) ETF......................................   1,010,639
RydexSGI Inverse 2x Russell 2000(R) ETF..............................          --
RydexSGI 2x S&P Select Sector Energy ETF.............................     953,150
RydexSGI Inverse 2x S&P Select Sector Energy ETF.....................          --
RydexSGI 2x S&P Select Sector Financial ETF..........................   3,261,164
RydexSGI Inverse 2x S&P Select Sector Financial ETF..................          --
RydexSGI 2x S&P Select Sector Health Care ETF........................          --
RydexSGI Inverse 2x S&P Select Sector Health Care ETF................          --
RydexSGI 2x S&P Select Sector Technology ETF.........................   1,206,420
RydexSGI Inverse 2x S&P Select Sector Technology ETF.................          --

 98



NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------

The tax character of distributable earnings (accumulated losses) at October 31, 2009 was as follows:

                                          UNDISTRIBUTED   UNDISTRIBUTED                      UNREALIZED
                                               ORDINARY       LONG TERM   CAPITAL LOSS     APPRECIATION
                                                 INCOME    CAPITAL GAIN   CARRYFORWARD   (DEPRECIATION)
                                          -------------   -------------   ------------   --------------
RydexSGI 2x S&P 500 ETF.................     $47,400           $--        $(21,596,811)    $(4,192,695)
RydexSGI Inverse 2x S&P 500 ETF.........          --            --         (57,618,386)              5
RydexSGI 2x S&P MidCap 400 ETF..........          --            --          (2,938,324)        380,620
RydexSGI Inverse 2x S&P MidCap 400 ETF..          --            --         (10,517,959)             (1)
RydexSGI 2x Russell 2000(R) ETF.........          --            --          (4,385,008)       (314,650)
RydexSGI Inverse 2x Russell 2000(R)
  ETF...................................          --            --         (14,994,931)             --
RydexSGI 2x S&P Select Sector Energy
  ETF...................................          57            --          (2,285,306)       (748,349)
RydexSGI Inverse 2x S&P Select Sector
  Energy ETF............................          --            --          (4,856,512)             (1)
RydexSGI 2x S&P Select Sector Financial
  ETF...................................       3,031            --          (9,387,873)     (2,768,150)
RydexSGI Inverse 2x S&P Select Sector
  Financial ETF.........................          --            --         (10,047,200)              1
RydexSGI 2x S&P Select Sector Health
  Care ETF..............................       1,304            --          (2,306,180)       (211,365)
RydexSGI Inverse 2x S&P Select Sector
  Health Care ETF.......................          --            --          (2,726,693)             --
RydexSGI 2x S&P Select Sector Technology
  ETF...................................       6,259            --          (2,351,565)       (143,455)
RydexSGI Inverse 2x S&P Select Sector
  Technology ETF........................          --            --          (3,839,804)             --


The tax character of distributions paid during 2009 was as follows:

                                                         ORDINARY      LONG-TERM   RETURN OF
                                                           INCOME   CAPITAL GAIN     CAPITAL
                                                       ----------   ------------   ---------
RydexSGI 2x S&P 500 ETF..............................  $1,841,018    $        --      $--
RydexSGI Inverse 2x S&P 500 ETF......................          --     12,634,948       --
RydexSGI 2x S&P MidCap 400 ETF.......................      67,595             --       --
RydexSGI Inverse 2x S&P MidCap 400 ETF...............     831,370      1,359,477       --
RydexSGI 2x Russell 2000(R) ETF......................     103,863             --       --
RydexSGI Inverse 2x Russell 2000(R) ETF..............          --      2,169,111       --
RydexSGI 2x S&P Select Sector Energy ETF.............      83,944             --       --
RydexSGI Inverse 2x S&P Select Sector Energy ETF.....   4,324,132             --       --
RydexSGI 2x S&P Select Sector Financial ETF..........     166,185             --       --
RydexSGI Inverse 2x S&P Select Sector Financial ETF..   1,417,145        244,802       --
RydexSGI 2x S&P Select Sector Health Care ETF........      48,709             --       --
RydexSGI Inverse 2x S&P Select Sector Health Care
  ETF................................................   2,610,366             --       --
RydexSGI 2x S&P Select Sector Technology ETF.........      35,536             --       --
RydexSGI Inverse 2x S&P Select Sector Technology
  ETF................................................   3,807,845             --       --


The tax character of distributions paid during 2008 was as follows:

                                                        ORDINARY      LONG-TERM   RETURN OF
                                                          INCOME   CAPITAL GAIN     CAPITAL
                                                        --------   ------------   ---------
RydexSGI 2x S&P 500 ETF...............................  $363,939        $--         $   --
RydexSGI Inverse 2x S&P 500 ETF.......................   552,721         --             --
RydexSGI 2x S&P MidCap 400 ETF........................    50,604         --          2,868
RydexSGI Inverse 2x S&P MidCap 400 ETF................   178,257         --             --
RydexSGI 2x Russell 2000(R) ETF.......................    66,551         --             --
RydexSGI Inverse 2x Russell 2000(R) ETF...............   298,197         --             --
RydexSGI 2x S&P Select Sector Energy ETF..............     7,308         --             --
RydexSGI Inverse 2x S&P Select Sector Energy ETF......    19,874         --             --
RydexSGI 2x S&P Select Sector Financial ETF...........    65,308         --             --
RydexSGI Inverse 2x S&P Select Sector Financial ETF...    18,187         --             --
RydexSGI 2x S&P Select Sector Health Care ETF.........    22,169         --             --
RydexSGI Inverse 2x S&P Select Sector Health Care
  ETF.................................................    18,758         --             --
RydexSGI 2x S&P Select Sector Technology ETF..........    11,327         --             --
RydexSGI Inverse 2x S&P Select Sector Technology ETF..    18,238         --             --


H. FAIR VALUE MEASUREMENT

In accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820") (formerly known as FASB 157) fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a

                                                                ANNUAL REPORT 99




NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------


principal market the most advantageous market for the investment or liability. ASC 820 established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, ASC 820 "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" provided additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, ASC 820 expanded disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. This additional guidance is effective for interim and annual periods ending after June 15, 2009. The types of inputs used to value each security are identified in the Schedules of Investments, which also includes a breakdown of the Funds' investments by category.

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2009:

                                                      LEVEL 1                       LEVEL 2
                                        LEVEL 1         OTHER         LEVEL 2         OTHER         LEVEL 3
                                    INVESTMENTS     FINANCIAL     INVESTMENTS     FINANCIAL     INVESTMENTS
FUND                              IN SECURITIES   INSTRUMENTS   IN SECURITIES   INSTRUMENTS   IN SECURITIES          TOTAL
----                              -------------   -----------   -------------   -----------   -------------   ------------
ASSETS
RydexSGI 2x S&P 500 ETF.........   $102,416,028     $     --         $ --           $--            $--        $102,416,028
RydexSGI Inverse 2x S&P 500
  ETF...........................     74,461,000       57,516           --             5             --          74,518,521
RydexSGI 2x S&P MidCap 400 ETF..     12,108,063           --           --            --             --          12,108,063
RydexSGI Inverse 2x S&P MidCap
  400 ETF.......................      4,035,000       72,534           --            --             --           4,107,534
RydexSGI 2x Russell 2000 ETF....     18,376,848           --          110            --             --          18,376,958
RydexSGI Inverse 2x Russell 2000
  ETF...........................     13,179,000      692,936           --             2             --          13,871,938
RydexSGI 2x S&P Select Sector
  Energy ETF....................      8,912,421           --           --            --             --           8,912,421
RydexSGI Inverse 2x S&P Select
  Sector Energy ETF.............      1,178,000           --           --            --             --           1,178,000
RydexSGI 2x S&P Select Sector
  Financial ETF.................     14,936,914           --           --            --             --          14,936,914
RydexSGI Inverse 2x S&P Select
  Sector Financial ETF..........      5,062,000           --           --             1             --           5,062,001
RydexSGI 2x S&P Select Sector
  Health Care ETF...............      2,344,791           --           --            --             --           2,344,791
RydexSGI Inverse 2x S&P Select
  Sector Health Care ETF........      1,498,000           --           --            --             --           1,498,000
RydexSGI 2x S&P Select Sector
  Technology ETF................      5,543,038           --           --            --             --           5,543,038
RydexSGI Inverse 2x S&P Select
  Sector Technology ETF.........      1,666,000           --           --            --             --           1,666,000
LIABILITIES
RydexSGI 2x S&P 500 ETF.........             --      236,494           --             3             --             236,497
RydexSGI Inverse 2x S&P 500
  ETF...........................             --           --           --            --             --                  --
RydexSGI 2x S&P MidCap 400 ETF..             --      289,323           --             6             --             289,329
RydexSGI Inverse 2x S&P MidCap
  400 ETF.......................             --           --           --            --             --                  --
RydexSGI 2x Russell 2000 ETF....             --      738,783           --             3             --             738,786
RydexSGI Inverse 2x Russell 2000
  ETF...........................             --           --           --             2             --                   2
RydexSGI 2x S&P Select Sector
  Energy ETF....................             --           --           --             1             --                   1

 100



NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------

                                                      LEVEL 1                       LEVEL 2
                                        LEVEL 1         OTHER         LEVEL 2         OTHER         LEVEL 3
                                    INVESTMENTS     FINANCIAL     INVESTMENTS     FINANCIAL     INVESTMENTS
FUND                              IN SECURITIES   INSTRUMENTS   IN SECURITIES   INSTRUMENTS   IN SECURITIES          TOTAL
----                              -------------   -----------   -------------   -----------   -------------   ------------
RydexSGI Inverse 2x S&P Select
  Sector Energy ETF.............   $         --     $     --         $ --           $ 1            $--        $          1
RydexSGI 2x S&P Select Sector
  Financial ETF.................             --           --           --            --             --                  --
RydexSGI Inverse 2x S&P Select
  Sector Financial ETF..........             --           --           --            --             --                  --
RydexSGI 2x S&P Select Sector
  Health Care ETF...............             --           --           --             1             --                   1
RydexSGI Inverse 2x S&P Select
  Sector Health Care ETF........             --           --           --            --             --                  --
RydexSGI 2x S&P Select Sector
  Technology ETF................             --           --           --            --             --                  --
RydexSGI Inverse 2x S&P Select
  Sector Technology ETF.........             --           --           --            --             --                  --



--------

    * Other financial instruments may include futures contracts and/or swap agreements, which are reported as unrealized gain/loss at year end.

For the year ended October 31, 2009, the Level 3 Investments were acquired at zero cost and are carried at zero value.

I. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds adopted FASB ASC 815, "Derivatives and Hedging" ("ASC 815") (formerly known as FAS 161), effective October 31, 2009. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

Each Leveraged Fund employs as its investment strategy a program of investing in equity securities contained in the Underlying Index and leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures, and options contracts enable the Fund to create the additional needed exposure to pursue its investment objective. The notional amount of derivative instruments outstanding generally will approximate 100% of a Leveraged Funds' net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Each Leveraged Inverse Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures, and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the Underlying Index. The notional amount of derivative instruments outstanding generally will approximate 200% of a Leveraged Inverse Funds' net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds' Statements of Assets and Liabilities as of October 31, 2009:

                                      LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                ---------------------------------------------------------------
DERIVATIVE INVESTMENTS TYPE            ASSET DERIVATIVES                    LIABILITY
---------------------------     ------------------------------   ------------------------------
Equity Index Swap Contracts...  Unrealized Appreciation on       Unrealized Depreciation on
                                Swap Agreements                  Swap Agreements
Equity Index Futures            Receivables: Variation Margin    Payables: Variation Margin on
  Contracts...................  on Futures Contracts             Futures Contracts

                                                               ANNUAL REPORT 101




NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------

Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. The following table sets forth the fair value, on a gross basis of the asset and liability components of the Funds' derivative contracts by primary risk exposure as of October 31, 2009:

                                                        ASSET DERIVATIVE INVESTMENTS VALUE
                                              ------------------------------------------------------
                                                TOTAL VALUE AT     EQUITY INDEX         EQUITY INDEX
PORTFOLIO                                     OCTOBER 31, 2009   SWAP CONTRACTS   FUTURES CONTRACTS*
---------                                     ----------------   --------------   ------------------
RydexSGI 2x S&P 500 ETF.....................      $     --             $--             $     --
RydexSGI Inverse 2x S&P 500 ETF.............        57,521               5               57,516
RydexSGI 2x MidCap 400 ETF..................            --              --                   --
RydexSGI Inverse 2x S&P MidCap 400 ETF......        72,534                               72,534
RydexSGI 2x Russell 2000 ETF................            --              --                   --
RydexSGI Inverse 2x Russell 2000 ETF........       692,938               2              692,936
RydexSGI 2x S&P Select Sector Energy ETF....            --              --                   --
RydexSGI Inverse 2x S&P Select Sector Energy
  ETF.......................................            --              --                   --
RydexSGI 2x S&P Select Sector Financial
  ETF.......................................            --              --                   --
RydexSGI Inverse 2x S&P Select Sector
  Financial ETF.............................             1               1                   --
RydexSGI 2x S&P Select Sector Health Care
  ETF.......................................            --              --                   --
RydexSGI Inverse 2x S&P Select Sector Health
  Care ETF..................................            --              --                   --
RydexSGI 2x S&P Select Sector Technology
  ETF.......................................            --              --                   --
RydexSGI Inverse 2x S&P Select Sector
  Technology ETF............................            --              --                   --



                                                      LIABILITY DERIVATIVE INVESTMENTS VALUE
                                              ------------------------------------------------------
                                                TOTAL VALUE AT     EQUITY INDEX         EQUITY INDEX
PORTFOLIO                                     OCTOBER 31, 2009   SWAP CONTRACTS   FUTURES CONTRACTS*
---------                                     ----------------   --------------   ------------------
RydexSGI 2x S&P 500 ETF.....................      $236,497             $ 3             $236,494
RydexSGI Inverse 2x S&P 500 ETF.............            --              --                   --
RydexSGI 2x MidCap 400 ETF..................       289,329               6              289,323
RydexSGI Inverse 2x S&P MidCap 400 ETF......            --              --                   --
RydexSGI 2x Russell 2000 ETF................       738,786               3              738,783
RydexSGI Inverse 2x Russell 2000 ETF........             2               2                   --
RydexSGI 2x S&P Select Sector Energy ETF....             1               1                   --
RydexSGI Inverse 2x S&P Select Sector Energy
  ETF.......................................             1               1                   --
RydexSGI 2x S&P Select Sector Financial
  ETF.......................................            --              --                   --
RydexSGI Inverse 2x S&P Select Sector
  Financial ETF.............................            --              --                   --
RydexSGI 2x S&P Select Sector Health Care
  ETF.......................................             1               1                   --
RydexSGI Inverse 2x S&P Select Sector Health
  Care ETF..................................            --              --                   --
RydexSGI 2x S&P Select Sector Technology
  ETF.......................................            --              --                   --
RydexSGI Inverse 2x S&P Select Sector
  Technology ETF............................            --              --                   --


   * Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations as of October 31, 2009:

DERIVATIVE INVESTMENT TYPE                 LOCATION OF GAIN (LOSS) ON DERIVATIVES
--------------------------                 -----------------------------------------
                                           Net Realized Gain (Loss) From: Swap
Equity Index Swap Contracts..............  Contracts
                                           Net Change in Unrealized Appreciation
                                           (Depreciation) on: Swap Contracts
                                           Net Realized Gain (Loss) From: Futures
Equity Index Futures Contracts...........  Contracts
                                           Net Change in Unrealized Appreciation
                                           (Depreciation) on: Futures Contracts

 102



NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------

The following is a summary of the Funds' realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of October 31, 2009:

                                                   REALIZED GAIN (LOSS) ON DERIVATIVE INVESTMENTS
                                                     RECOGNIZED IN THE STATEMENT OF OPERATIONS
                                               -----------------------------------------------------
                                                 TOTAL VALUE AT     EQUITY INDEX        EQUITY INDEX
PORTFOLIO                                      OCTOBER 31, 2009   SWAP CONTRACTS   FUTURES CONTRACTS
---------                                      ----------------   --------------   -----------------
RydexSGI 2x S&P 500 ETF......................    $ 10,315,067      $ 13,201,164       ($2,886,097)
RydexSGI Inverse 2x S&P 500 ETF..............     (68,147,102)      (60,898,294)       (7,248,808)
RydexSGI 2x MidCap 400 ETF...................       3,170,904         2,326,206           844,698
RydexSGI Inverse 2x S&P MidCap 400 ETF.......     (11,056,969)       (9,786,889)       (1,270,080)
RydexSGI 2x Russell 2000 ETF.................       1,271,429         4,504,775        (3,233,346)
RydexSGI Inverse 2x Russell 2000 ETF.........     (17,915,107)      (16,108,595)       (1,806,512)
RydexSGI 2x S&P Select Sector Energy ETF.....       1,269,070         1,317,319           (48,249)
RydexSGI Inverse 2x S&P Select Sector Energy
  ETF........................................      (4,856,479)       (4,819,398)          (37,081)
RydexSGI 2x S&P Select Sector Financial ETF..       4,469,305         4,518,597           (49,292)
RydexSGI Inverse 2x S&P Select Sector
  Financial ETF..............................     (10,045,712)       (9,909,898)         (135,814)
RydexSGI 2x S&P Select Sector Health Care
  ETF........................................         296,270           296,270                --
RydexSGI Inverse 2x S&P Select Sector Health
  Care ETF...................................      (2,726,663)       (2,694,438)          (32,225)
RydexSGI 2x S&P Select Sector Technology
  ETF........................................       1,453,810         1,453,810                --
RydexSGI Inverse 2x S&P Select Sector
  Technology ETF.............................      (3,839,783)       (3,768,322)          (71,461)



                                                CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                                                        DERIVATIVE INVESTMENTS RECOGNIZED IN
                                                            THE STATEMENT OF OPERATIONS
                                               -----------------------------------------------------
                                                 TOTAL VALUE AT     EQUITY INDEX        EQUITY INDEX
PORTFOLIO                                      OCTOBER 31, 2009   SWAP CONTRACTS   FUTURES CONTRACTS
---------                                      ----------------   --------------   -----------------
RydexSGI 2x S&P 500 ETF......................     $ 2,509,138       $        --       $ 2,509,138
RydexSGI Inverse 2x S&P 500 ETF..............      10,530,284                 5        10,530,279
RydexSGI 2x MidCap 400 ETF...................        (674,931)         (236,608)         (438,323)
RydexSGI Inverse 2x S&P MidCap 400 ETF.......       1,945,048         1,405,948           539,100
RydexSGI 2x Russell 2000 ETF.................         685,879                (3)          685,882
RydexSGI Inverse 2x Russell 2000 ETF.........       4,676,235         1,755,839         2,920,396
RydexSGI 2x S&P Select Sector Energy ETF.....        (652,120)         (652,120)               --
RydexSGI Inverse 2x S&P Select Sector Energy
  ETF........................................       2,974,766         2,974,766                --
RydexSGI 2x S&P Select Sector Financial ETF..      (2,566,561)       (2,566,561)               --
RydexSGI Inverse 2x S&P Select Sector
  Financial ETF..............................       3,318,704         3,320,091            (1,387)
RydexSGI 2x S&P Select Sector Health Care
  ETF........................................        (461,514)         (461,514)               --
RydexSGI Inverse 2x S&P Select Sector Health
  Care ETF...................................       1,728,947         1,728,947                --
RydexSGI 2x S&P Select Sector Technology
  ETF........................................        (343,569)         (343,569)               --
RydexSGI Inverse 2x S&P Select Sector
  Technology ETF.............................       1,879,566         1,879,566                --


J. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

K. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The risk inherent in the use of futures and options contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

                                                               ANNUAL REPORT 103




NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------

L. RISK

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

M. NEW ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB established the FASB Accounting Standards Codification ("ASC") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds' financial statements.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
RydexSGI 2x S&P 500 ETF.............................................      0.70%
RydexSGI Inverse 2x S&P 500 ETF.....................................      0.70%
RydexSGI 2x S&P MidCap 400 ETF......................................      0.70%
RydexSGI Inverse 2x S&P MidCap 400 ETF..............................      0.70%
RydexSGI 2x Russell 2000(R) ETF.....................................      0.70%
RydexSGI Inverse 2x Russell 2000(R) ETF.............................      0.70%
RydexSGI 2x S&P Select Sector Energy ETF............................      0.70%
RydexSGI Inverse 2x S&P Select Sector Energy ETF....................      0.70%
RydexSGI 2x S&P Select Sector Financial ETF.........................      0.70%
RydexSGI Inverse 2x S&P Select Sector Financial ETF.................      0.70%
RydexSGI 2x S&P Select Sector Health Care ETF.......................      0.70%
RydexSGI Inverse 2x S&P Select Sector Health Care ETF...............      0.70%
RydexSGI 2x S&P Select Sector Technology ETF........................      0.70%
RydexSGI Inverse 2x S&P Select Sector Technology ETF................      0.70%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution and trustee fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

 104



NOTES TO FINANCIAL STATEMENTS (continued)                       October 31, 2009
--------------------------------------------------------------------------------

4.  CAPITAL

At October 31, 2009, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
RydexSGI 2x S&P 500 ETF...........................................       $2,000
RydexSGI Inverse 2x S&P 500 ETF...................................           50
RydexSGI 2x S&P MidCap 400 ETF....................................        2,000
RydexSGI Inverse 2x S&P MidCap 400 ETF............................           50
RydexSGI 2x Russell 2000(R) ETF...................................        3,000
RydexSGI Inverse 2x Russell 2000(R) ETF...........................           50
RydexSGI 2x S&P Select Sector Energy ETF..........................          500
RydexSGI Inverse 2x S&P Select Sector Energy ETF..................           50
RydexSGI 2x S&P Select Sector Financial ETF.......................          750
RydexSGI Inverse 2x S&P Select Sector Financial ETF...............           50
RydexSGI 2x S&P Select Sector Health Care ETF.....................          500
RydexSGI Inverse 2x S&P Select Sector Health Care ETF.............           50
RydexSGI 2x S&P Select Sector Technology ETF......................          750
RydexSGI Inverse 2x S&P Select Sector Technology ETF..............           50


5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2009 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
RydexSGI 2x S&P 500 ETF....................................   $42,920,602    $76,493,828
RydexSGI Inverse 2x S&P 500 ETF............................            --             --
RydexSGI 2x S&P MidCap 400 ETF.............................     1,715,170             --
RydexSGI Inverse 2x S&P MidCap 400 ETF.....................            --             --
RydexSGI 2x Russell 2000(R) ETF............................     3,734,118             --
RydexSGI Inverse 2x Russell 2000(R) ETF....................            --             --
RydexSGI 2x S&P Select Sector Energy ETF...................     1,738,495             --
RydexSGI Inverse 2x S&P Select Sector Energy ETF...........            --             --
RydexSGI 2x S&P Select Sector Financial ETF................     3,872,922             --
RydexSGI Inverse 2x S&P Select Sector Financial ETF........            --             --
RydexSGI 2x S&P Select Sector Health Care ETF..............            --             --
RydexSGI Inverse 2x S&P Select Sector Health Care ETF......            --             --
RydexSGI 2x S&P Select Sector Technology ETF...............     1,210,079             --
RydexSGI Inverse 2x S&P Select Sector Technology ETF.......            --             --


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES         SALES
                                                             ------------   -----------
RydexSGI 2x S&P 500 ETF....................................  $102,035,131   $71,868,866
RydexSGI Inverse 2x S&P 500 ETF............................            --            --
RydexSGI 2x S&P MidCap 400 ETF.............................    11,559,576     6,643,400
RydexSGI Inverse 2x S&P MidCap 400 ETF.....................            --            --
RydexSGI 2x Russell 2000(R) ETF............................    21,207,551    18,406,774
RydexSGI Inverse 2x Russell 2000(R) ETF....................            --            --
RydexSGI 2x S&P Select Sector Energy ETF...................    11,072,007     7,649,595
RydexSGI Inverse 2x S&P Select Sector Energy ETF...........            --            --
RydexSGI 2x S&P Select Sector Financial ETF................    26,772,218    26,381,985
RydexSGI Inverse 2x S&P Select Sector Financial ETF........            --            --
RydexSGI 2x S&P Select Sector Health Care ETF..............     1,691,674     3,476,148
RydexSGI Inverse 2x S&P Select Sector Health Care ETF......            --            --
RydexSGI 2x S&P Select Sector Technology ETF...............     2,472,124     1,505,586
RydexSGI Inverse 2x S&P Select Sector Technology ETF.......            --            --

                                                               ANNUAL REPORT 105




NOTES TO FINANCIAL STATEMENTS (concluded)                       October 31, 2009
--------------------------------------------------------------------------------

At October 31, 2009, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation was as follows:

                                                                GROSS          GROSS   NET UNREALIZED
                                            IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                  COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          ------------   ------------   ------------   --------------
RydexSGI 2x S&P 500 ETF.................  $106,608,721    $12,333,225   $(16,525,918)    $(4,192,693)
RydexSGI Inverse 2x S&P 500 ETF.........    74,461,000             --             --              --
RydexSGI 2x S&P MidCap 400 ETF..........    11,727,437      2,986,147     (2,605,521)        380,626
RydexSGI Inverse 2x S&P MidCap 400 ETF..     4,035,000             --             --              --
RydexSGI 2x Russell 2000(R) ETF.........    18,691,605      4,407,450     (4,722,097)       (314,647)
RydexSGI Inverse 2x Russell 2000(R)
  ETF...................................    13,179,000             --             --              --
RydexSGI 2x S&P Select Sector Energy
  ETF...................................     9,660,769      1,637,061     (2,385,409)       (748,348)
RydexSGI Inverse 2x S&P Select Sector
  Energy ETF............................     1,178,000             --             --              --
RydexSGI 2x S&P Select Sector Financial
  ETF...................................    17,705,064      6,267,084     (9,035,234)     (2,768,150)
RydexSGI Inverse 2x S&P Select Sector
  Financial ETF.........................     5,062,000             --             --              --
RydexSGI 2x S&P Select Sector Health
  Care ETF..............................     2,556,155        206,136       (417,500)       (211,364)
RydexSGI Inverse 2x S&P Select Sector
  Health Care ETF.......................     1,498,000             --             --              --
RydexSGI 2x S&P Select Sector Technology
  ETF...................................     5,686,493        897,675     (1,041,130)       (143,455)
RydexSGI Inverse 2x S&P Select Sector
  Technology ETF........................     1,666,000             --             --              --


6.  SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since October 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through December 23, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.

 106



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of RydexSGI S&P 500 ETF, RydexSGI Inverse S&P 500 ETF, RydexSGI S&P MidCap 400 ETF, RydexSGI Inverse S&P MidCap 400 ETF, RydexSGI Russell 2000 ETF, RydexSGI Inverse Russell 2000 ETF, RydexSGI S&P Select Sector Energy ETF, RydexSGI Inverse S&P Select Sector Energy ETF, RydexSGI S&P Select Sector Financial ETF, RydexSGI Inverse S&P Select Sector Financial ETF, RydexSGI S&P Select Sector Technology ETF, RydexSGI Inverse S&P Select Sector Technology ETF, RydexSGI S&P Select Sector Health Care ETF, and RydexSGI Inverse S&P Select Sector Health Care ETF (the "Funds")(fourteen of the series constituting the Rydex ETF Trust (the "Trust")) as of October 31, 2009, and the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the Rydex ETF Trust at October 31, 2009 mentioned above, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           -s- ERNST & YOUNG LLP
McLean, Virginia
December 23, 2009

                                                               ANNUAL REPORT 107




SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the funds during the year ended October 31, 2009.

                                                       DIVIDEND       LONG TERM      QUALIFIED
                                                       RECEIVED   CAPITAL GAINS         INCOME
                                                      DEDUCTION    DISTRIBUTION   DISTRIBUTION
                                                      ---------   -------------   ------------
RydexSGI 2x S&P 500 ETF.............................    100.00%    $        --     $2,588,709
RydexSGI Inverse 2x S&P 500 ETF.....................      0.00%     12,634,948             --
RydexSGI 2x S&P MidCap 400 ETF......................    100.00%             --         99,718
RydexSGI Inverse 2x S&P MidCap 400 ETF..............      0.00%      1,359,477             --
RydexSGI 2x Russell 2000(R) ETF.....................     99.96%             --        157,185
RydexSGI Inverse 2x Russell 2000(R) ETF.............      0.00%      2,169,111             --
RydexSGI 2x S&P Select Sector Energy ETF............    100.00%             --        120,055
RydexSGI Inverse 2x S&P Select Sector Energy ETF....      0.00%             --             --
RydexSGI 2x S&P Select Sector Financial ETF.........     96.82%             --        184,106
RydexSGI Inverse 2x S&P Select Sector Financial
  ETF...............................................      0.00%        244,802             --
RydexSGI 2x S&P Select Sector Health Care ETF.......    100.00%             --         74,184
RydexSGI Inverse 2x S&P Select Sector Health Care
  ETF...............................................      0.00%             --             --
RydexSGI 2x S&P Select Sector Technology ETF........    100.00%             --         66,065
RydexSGI Inverse 2x S&P Select Sector Technology
  ETF...............................................      0.00%             --             --


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2009 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex ETF Trust Board of Trustees (the "Board") generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex ETF Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments") (the "Current Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of

 108

--------------------------------------------------------------------------------


materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At an in-person meeting held August 25, 2009, called for the purpose of, among other things, voting on the renewal of the investment advisory agreement applicable to the Funds, the Board, including all of the Independent Trustees (the "Annual Renewal Meeting"), considered and approved the continuance of the Current Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.

   BOARD CONSIDERATIONS IN APPROVING THE CONTINUATION OF THE CURRENT AGREEMENT

In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments' investment management and other services; (b) Rydex Investments' investment management personnel; (c) Rydex Investments' operations and financial condition; (d) Rydex Investments' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable funds or accounts; (f) each Fund's overall fees and operating expenses compared with similar funds; (g) the level of Rydex Investments' profitability from its Fund-related operations; (h) Rydex Investments' compliance systems; (i) Rydex Investments' policies on and compliance procedures for personal securities transactions; (j) Rydex Investments' reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. Certain of these considerations are discussed in more detail below.

In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Current Agreement were fair and reasonable; (b) concluded that Rydex Investments' fees were reasonable in light of the services that Rydex Investments provides to the Funds; and (c) agreed to renew the Current Agreement for an additional one-year term.

In approving the continuation of the Current Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Current Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. The Board further noted that the Funds have consistently met their investment objectives since their respective inception dates. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Current Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

        FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees and gross and net total expenses of each Fund in comparison with the same

                                                               ANNUAL REPORT 109




SUPPLEMENTAL INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------


information for other exchange-traded funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to exchange-traded funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Current Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX
                         INVESTMENTS AND ITS AFFILIATES

At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Current Agreement for the last calendar year. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Current Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

                               ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Current Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also reviewed and considered Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.

            OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the distribution services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders.

 110



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES


                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                 Rydex Series Funds -- 1997                 151
Trustee, Chairman of           Rydex Variable Trust -- 1998
the Board (1940)                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR               Rydex Series Funds -- 1993                 151
Trustee (1945)                 Rydex Variable Trust -- 1998
                                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON               Rydex Series Funds -- 1995                 151
Trustee (1941)                 Rydex Variable Trust -- 1998
                                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                Rydex Series Funds -- 2005                 151
Trustee (1940)                 Rydex Variable Trust -- 2005
                                Rydex Dynamic Funds -- 2005
                                  Rydex ETF Trust -- 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.            Rydex Series Funds -- 2005                 151
Trustee (1960)                 Rydex Variable Trust -- 2005
                                Rydex Dynamic Funds -- 2005
                                  Rydex ETF Trust -- 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE           Rydex Series Funds -- 1997                 151
Trustee (1942)                 Rydex Variable Trust -- 1998
                                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------
ROGER SOMERS                    Rydex Series Funds -- 1993                 151
Trustee (1944)                 Rydex Variable Trust -- 1998
                                Rydex Dynamic Funds -- 1999
                                  Rydex ETF Trust -- 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------


                                                               ANNUAL REPORT 111




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (continued)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


            NAME, POSITION AND                PRINCIPAL OCCUPATIONS DURING PAST FIVE
               YEAR OF BIRTH                                   YEARS
------------------------------------------  ------------------------------------------
RICHARD M. GOLDMAN*                         President of Rydex Series Funds, Rydex
President (1961)                            Variable Trust, Rydex Dynamic Funds and
                                            Rydex ETF Trust (2009 to present); Chief
                                            Executive Officer and Director of Rydex
                                            Investments (2009 to present); President,
                                            Chief Executive Officer and Director of
                                            Rydex Distributors, Inc. (2009 to
                                            present); President and Chief Executive
                                            Officer of Rydex Holdings, LLC (2009 to
                                            present); Senior Vice President of
                                            Security Benefit Corp. (2007 to present);
                                            Director of First Security Benefit Life
                                            and Annuity Insurance Company of New York
                                            (2007 to present); Director of Security
                                            Distributors, Inc. (2007 to present);
                                            President of Security Investors, LLC (2007
                                            to present); Manager and President of
                                            Security Global Investors, LLC (2007 to
                                            present); Managing Member of R.M. Goldman
                                            Partners, LLC (2006 to 2007); President
                                            and Chief Executive Officer of
                                            FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                           Vice President of Rydex Series Funds (1997
Vice President (1970)                       to present); Vice President of Rydex
                                            Variable Trust (1998 to present); Vice
                                            President of Rydex Dynamic Funds (1999 to
                                            present); President of Rydex Investments
                                            (2004 to present); Chief Investment
                                            Officer of Rydex Investments (2006 to
                                            present); Secretary of Rydex Investments
                                            (2002 to present); Director of Rydex
                                            Investments (2008 to present); Chief
                                            Investment Officer of Rydex Holdings, LLC
                                            (2008 to present); Vice President of Rydex
                                            Distributors, Inc. (2009 to present);
                                            Manager of Rydex Specialized Products, LLC
                                            (2005 to present); Secretary of Rydex
                                            Specialized Products, LLC (2005 to 2008);
                                            Trustee of Rydex Series Funds, Rydex
                                            Variable Trust and Rydex Dynamic Funds
                                            (2005 to 2009); Vice President of Rydex
                                            ETF Trust (2002 to present); President and
                                            Trustee of Rydex Capital Partners SPhinX
                                            Fund (2003 to 2007)

NICK BONOS*                                 Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)         Series Funds, Rydex Variable Trust, Rydex
                                            Dynamic Funds and Rydex ETF Trust (2003 to
                                            present); Senior Vice President of Rydex
                                            Investments (2006 to present); Chief
                                            Executive Officer of Rydex Specialized
                                            Products, LLC (2009 to present); Chief
                                            Financial Officer of Rydex Specialized
                                            Products, LLC (2005 to 2009); Vice
                                            President and Treasurer of Rydex Capital
                                            Partners SPhinX Fund (2003 to 2006)

JOANNA M. HAIGNEY*                          Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary      Funds, Rydex Variable Trust, and Rydex
(1966)                                      Dynamic Funds (2004 to present); Secretary
                                            of Rydex Series Funds, Rydex Variable
                                            Trust, Rydex Dynamic Funds (2000 to
                                            present); Secretary of Rydex ETF Trust
                                            (2002 to present); Chief Compliance
                                            Officer of Rydex Investments (2005 to
                                            present) Vice President of Compliance of
                                            Rydex Investments (2006 to present);
                                            Director of Rydex Distributors, Inc. (2009
                                            to present); Secretary of Rydex Capital
                                            Partners SPhinX Fund (2003 to 2006)

KEITH FLETCHER*                             Vice President of Rydex Series Funds,
Vice President (1958)                       Rydex Variable Trust, Rydex Dynamic Funds
                                            and Rydex ETF Trust (2009 to present);
                                            Vice President of Rydex Investments (2009
                                            to present); Vice President of Rydex
                                            Specialized Products, LLC (2009 to
                                            present); Vice President and Director of
                                            Rydex Distributors, Inc. (2009 to
                                            present); Vice President of Security
                                            Global Investors, LLC (2009 to present)


 112



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND                PRINCIPAL OCCUPATIONS DURING PAST FIVE
               YEAR OF BIRTH                                   YEARS
------------------------------------------  ------------------------------------------
AMY LEE*                                    Vice President and Assistant Secretary of
Vice President and Assistant Secretary      Rydex Series Funds, Rydex Variable Trust,
(1960)                                      Rydex Dynamic Funds and Rydex ETF Trust
                                            (2009 to present); Secretary of Rydex
                                            Distributors, Inc. (2008 to present);
                                            Chief Compliance Officer of Rydex
                                            Distributors, Inc. (2008 to 2009); Vice
                                            President, Associate General Counsel and
                                            Assistant Secretary of Security Benefit
                                            Corp. (2005 to present); Vice President,
                                            Associate General Counsel and Assistant
                                            Secretary of Security Benefit Life
                                            Insurance Co. (2004 to present); Assistant
                                            General Counsel of First Security Benefit
                                            Life and Annuity Company of New York (2004
                                            to present); Chief Compliance Officer and
                                            Secretary of Security Distributors, Inc.
                                            (2004 to present); Secretary of Security
                                            Global Investors, Inc. (2007 to present);

JOSEPH ARRUDA*                              Assistant Treasurer of Rydex Series Funds,
Assistant Treasurer (1966)                  Rydex Variable Trust, Rydex Dynamic Funds
                                            and Rydex ETF Trust (2006 to present);
                                            Senior Vice President of Rydex Investments
                                            (2008 to present); Vice President of Rydex
                                            Investments (2004 to 2008); Manager and
                                            Chief Financial Officer of Rydex
                                            Specialized Products, LLC (2009 to
                                            present) Director of Accounting of Rydex
                                            Investments (2003 to 2004)

PAULA BILLOS*                               Controller of Rydex Series Funds, Rydex
Controller (1974)                           Variable Trust, Rydex Dynamic Funds and
                                            Rydex ETF Trust (2006 to present);
                                            Director of Fund Administration of Rydex
                                            Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

RYDEX | SGI
SECURITY GLOBAL INVESTORS (SM)

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com - 800.820.0888

ETF3-ANN-1009X1010

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2009 and October 31, 2008 were $391,150 and $441,500, respectively. The aggregate Tax Fees billed by the Trust's principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2009 and October 31, 2008 were $100,750 and $0, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on January 7, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, and State

Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RI, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RI's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.